UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03213

Nationwide Variable Insurance Trust

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 — 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

March 31, 2015 (Unaudited)

American Century NVIT Growth Fund

Common Stocks 98.1%

	Shares	Market Value
Aerospace & Defense 5.1%
Boeing Co. (The)	29,211	$4,383,987
Lockheed Martin Corp.	21,675	4,399,158
Raytheon Co.	11,905	1,300,621

		10,083,766

Airlines 0.7%
Alaska Air Group, Inc.(a)	20,066	1,327,968

Automobiles 0.5%
Harley-Davidson, Inc.	15,642	950,095

Beverages 2.5%
PepsiCo, Inc.	51,279	4,903,298

Biotechnology 6.0%
Alexion Pharmaceuticals, Inc.*	17,485	3,030,150
Biogen, Inc.*	7,945	3,354,697
Gilead Sciences, Inc.*	33,391	3,276,659
Incyte Corp.*	11,139	1,021,001
Regeneron Pharmaceuticals, Inc.*	2,614	1,180,169

		11,862,676

Capital Markets 0.9%
Franklin Resources, Inc.	36,839	1,890,577

Chemicals 2.8%
Dow Chemical Co. (The)	37,120	1,781,017
PPG Industries, Inc.	7,666	1,728,990
Sherwin-Williams Co. (The)	6,912	1,966,464

		5,476,471

Communications Equipment 2.4%
Cisco Systems, Inc.	48,169	1,325,852
QUALCOMM, Inc.	49,542	3,435,242

		4,761,094

Electrical Equipment 0.6%
Generac Holdings, Inc.*	25,701	1,251,382

Energy Equipment & Services 0.2%
National Oilwell Varco, Inc.	7,736	386,723

Food & Staples Retailing 0.7%
Kroger Co. (The)	16,932	1,298,007

Food Products 1.9%
ConAgra Foods, Inc.	34,979	1,277,783
Mead Johnson Nutrition Co.	24,189	2,431,720

		3,709,503

Health Care Equipment & Supplies 2.7%
C.R. Bard, Inc.	11,486	1,922,182
DENTSPLY International, Inc.	31,039	1,579,575
Intuitive Surgical, Inc.*	3,776	1,906,993

		5,408,750

Health Care Providers & Services 2.3%
Cardinal Health, Inc.	16,962	1,531,160
Express Scripts Holding Co.*	34,738	3,014,216

		4,545,376

Health Care Technology 0.7%
Cerner Corp.*	18,367	1,345,566

Hotels, Restaurants & Leisure 2.6%
Chipotle Mexican Grill, Inc.*	1,918	1,247,736
Las Vegas Sands Corp.	22,642	1,246,215
Marriott International, Inc., Class A	21,371	1,716,519
MGM Resorts International*	43,236	909,253

		5,119,723

Household Products 0.7%
Church & Dwight Co., Inc.	16,019	1,368,343

Industrial Conglomerates 1.8%
3M Co.	21,858	3,605,477

Information Technology Services 7.7%
Alliance Data Systems Corp.*	8,139	2,411,179
Cognizant Technology Solutions Corp., Class A*	28,119	1,754,344
Fiserv, Inc.*	23,059	1,830,885
Teradata Corp.*	22,254	982,291
Visa, Inc., Class A	126,838	8,296,474

		15,275,173

Insurance 0.8%
Aflac, Inc.	9,856	630,883
American International Group, Inc.	18,141	993,945

		1,624,828

Internet & Catalog Retail 2.1%
Expedia, Inc.	44,056	4,146,991

Internet Software & Services 5.8%
Facebook, Inc., Class A*	64,715	5,320,544
Google, Inc., Class A*	4,024	2,232,113
LinkedIn Corp., Class A*	4,676	1,168,345
Pandora Media, Inc.*	60,707	984,060
VeriSign, Inc.*(a)	15,698	1,051,295
Yelp, Inc.*(a)	16,703	790,887

		11,547,244

Life Sciences Tools & Services 1.6%
Illumina, Inc.*	7,264	1,348,489
Mettler-Toledo International, Inc.*	2,888	949,141

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

American Century NVIT Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Life Sciences Tools & Services (continued)
Waters Corp.*	7,197	$894,731

		3,192,361

Machinery 4.1%
Caterpillar, Inc.	41,206	3,297,716
Parker-Hannifin Corp.	15,418	1,831,350
WABCO Holdings, Inc.*	12,785	1,571,021
Wabtec Corp.	15,070	1,431,801

		8,131,888

Media 5.7%
Comcast Corp., Class A	96,160	5,430,155
Scripps Networks Interactive, Inc., Class A	11,339	777,402
Sirius XM Holdings, Inc.*	299,241	1,143,101
Walt Disney Co. (The)	38,007	3,986,554

		11,337,212

Metals & Mining 0.2%
United States Steel Corp.(a)	18,008	439,395

Multiline Retail 1.4%
Macy’s, Inc.	41,715	2,707,721

Oil, Gas & Consumable Fuels 3.8%
Concho Resources, Inc.*	15,551	1,802,672
Exxon Mobil Corp.	52,494	4,461,990
Occidental Petroleum Corp.	16,066	1,172,818

		7,437,480

Personal Products 1.1%
Estee Lauder Cos., Inc. (The), Class A	26,159	2,175,382

Pharmaceuticals 2.7%
AbbVie, Inc.	28,040	1,641,462
Jazz Pharmaceuticals PLC*	4,749	820,580
Pfizer, Inc.	13,970	486,016
Teva Pharmaceutical Industries Ltd., ADR-IL	22,955	1,430,096
Zoetis, Inc.	22,179	1,026,666

		5,404,820

Real Estate Investment Trusts (REITs) 0.9%
Simon Property Group, Inc.	8,841	1,729,653

Road & Rail 1.9%
Union Pacific Corp.	35,199	3,812,404

Semiconductors & Semiconductor Equipment 1.6%
Altera Corp.	41,789	1,793,166
Skyworks Solutions, Inc.	8,499	835,367
Xilinx, Inc.	13,608	575,618

		3,204,151

Software 5.5%
Electronic Arts, Inc.*	24,866	1,462,494
Intuit, Inc.	38,186	3,702,515
NetSuite, Inc.*	10,222	948,193
Oracle Corp.	90,482	3,904,298
Splunk, Inc.*	15,187	899,070

		10,916,570

Specialty Retail 6.3%
Bed Bath & Beyond, Inc.*	36,084	2,770,349
Gap, Inc. (The)	38,885	1,684,887
O’Reilly Automotive, Inc.*	13,888	3,003,141
Ross Stores, Inc.	19,146	2,017,223
TJX Cos., Inc. (The)	43,574	3,052,359

		12,527,959

Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	97,533	12,136,031

Tobacco 2.1%
Lorillard, Inc.	20,237	1,322,488
Philip Morris International, Inc.	36,900	2,779,677

		4,102,165

Wireless Telecommunication Services 1.6%
SBA Communications Corp., Class*	27,038	3,166,150

Total Common Stocks (cost $171,049,694)		194,310,373

Exchange Traded Fund 1.5%

	Shares	Market Value
Equity 1.5%
iShares Russell 1000 Growth ETF(a)	29,766	2,944,453

Total Exchange Traded Fund (cost $2,951,082)		2,944,453

Repurchase Agreements 1.4%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.07%, dated 03/25/15, due 04/01/15, repurchase price $1,000,014, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 04/15/16 - 05/15/44; total market value $1,020,000.(b)	$1,000,000	$1,000,000
Societe Generale, 0.17%, dated 03/31/15, due 04/01/15, repurchase price $1,698,676, collateralized by U.S. Government Agency Securities, ranging from 3.50% - 4.00%, maturing 05/01/42 - 07/01/44; total market value $1,732,641.(b)	1,698,668	1,698,668

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

American Century NVIT Growth Fund (Continued)

Repurchase Agreements (continued)
Market Value
Total Repurchase Agreements (cost $2,698,668)	$2,698,668

Total Investments (cost $176,699,444)(c) — 101.0%	199,953,494
Liabilities in excess of other assets — (1.0%)	(1,973,907)

NET ASSETS — 100.0%	$197,979,587

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $3,795,134 which was collateralized by repurchase agreements with a value of $2,698,668 and $1,246,315 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.88% - 4.13%, and maturity dates ranging from 05/15/15 - 02/15/28 a total value of $3,944,983.
(b)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $2,698,668.
(c)	At March 31, 2015, the tax basis cost of the Fund’s investments was $176,792,308, tax unrealized appreciation and depreciation were $26,350,612 and $(3,189,426), respectively.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
IL	Israel
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

American Century NVIT Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$194,310,373	$—	$—	$194,310,373
Exchange Traded Fund	2,944,453	—	—	2,944,453
Repurchase Agreements	—	2,698,668	—	2,698,668

Total	$197,254,826	$2,698,668	$—	$199,953,494

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2015 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 97.5%
	Shares	Market Value
Aerospace & Defense 1.0%
Boeing Co. (The)	8,594	$1,289,788
Exelis, Inc.	58,558	1,427,058
Textron, Inc.	37,250	1,651,293

		4,368,139

Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	12,166	1,179,372

Airlines 0.2%
Japan Airlines Co., Ltd.	29,096	905,097

Automobiles 1.3%
General Motors Co.	90,150	3,380,625
Honda Motor Co., Ltd.	65,300	2,131,584

		5,512,209

Banks 12.2%
Bank of America Corp.	314,550	4,840,924
Bank of Hawaii Corp.	14,980	916,926
BB&T Corp.	43,540	1,697,624
BOK Financial Corp.	36,180	2,214,940
Comerica, Inc.	25,430	1,147,656
Commerce Bancshares, Inc.	69,596	2,945,303
Cullen/Frost Bankers, Inc.	33,976	2,347,062
JPMorgan Chase & Co.	190,176	11,520,862
M&T Bank Corp.	18,677	2,371,979
PNC Financial Services Group, Inc. (The)	56,536	5,271,417
U.S. Bancorp	167,918	7,332,979
Wells Fargo & Co.	199,567	10,856,445

		53,464,117

Beverages 0.3%
PepsiCo, Inc.	11,950	1,142,659

Capital Markets 4.0%
Franklin Resources, Inc.	30,310	1,555,509
Goldman Sachs Group, Inc. (The)	13,652	2,566,166
LPL Financial Holdings, Inc.	51,270	2,248,702
Northern Trust Corp.	118,018	8,219,954
State Street Corp.	37,443	2,753,184

		17,343,515

Chemicals 0.2%
Mosaic Co. (The)	19,950	918,897

Commercial Services & Supplies 3.7%
ADT Corp. (The)	97,068	4,030,264
Republic Services, Inc.	200,902	8,148,585
Tyco International PLC	93,755	4,037,090

		16,215,939

Communications Equipment 2.2%
Cisco Systems, Inc.	274,845	7,565,109
Harris Corp.	8,720	686,787
QUALCOMM, Inc.	22,440	1,555,989

		9,807,885

Containers & Packaging 0.6%
Bemis Co., Inc.	29,823	1,381,103
Sonoco Products Co.	25,557	1,161,821

		2,542,924

Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class A*	24	5,220,000
Berkshire Hathaway, Inc., Class B*	17,560	2,534,259

		7,754,259

Diversified Telecommunication Services 2.5%
AT&T, Inc.	268,030	8,751,179
CenturyLink, Inc.	67,209	2,322,071

		11,073,250

Electric Utilities 2.1%
Great Plains Energy, Inc.	118,923	3,172,866
Westar Energy, Inc.	76,922	2,981,497
Xcel Energy, Inc.	91,035	3,168,928

		9,323,291

Electrical Equipment 0.5%
Emerson Electric Co.	40,070	2,268,763

Electronic Equipment, Instruments & Components 0.5%
Keysight Technologies, Inc.*	36,588	1,359,244
TE Connectivity Ltd.	12,690	908,858

		2,268,102

Energy Equipment & Services 0.6%
Cameron International Corp.*	21,200	956,544
Halliburton Co.	22,250	976,330
Helmerich & Payne, Inc.	8,560	582,679

		2,515,553

Food & Staples Retailing 2.6%
Sysco Corp.	126,133	4,758,998
Wal-Mart Stores, Inc.	81,943	6,739,812

		11,498,810

Food Products 2.6%
ConAgra Foods, Inc.	57,800	2,111,434
General Mills, Inc.	32,600	1,845,160
J.M. Smucker Co. (The)	12,780	1,479,029
Kellogg Co.	23,450	1,546,528
Mondelez International, Inc., Class A	116,076	4,189,183

		11,171,334

Gas Utilities 0.5%
Laclede Group, Inc. (The)	46,345	2,373,791

Health Care Equipment & Supplies 3.6%
Becton, Dickinson and Co.	15,401	2,211,450
Boston Scientific Corp.*	69,834	1,239,553
Medtronic PLC	83,026	6,475,198
Stryker Corp.	38,286	3,531,884

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc.	19,641	$2,308,210

		15,766,295

Health Care Providers & Services 2.5%
Cigna Corp.	8,490	1,098,946
Express Scripts Holding Co.*	13,030	1,130,613
LifePoint Hospitals, Inc.*	44,044	3,235,032
UnitedHealth Group, Inc.	47,535	5,622,915

		11,087,506

Hotels, Restaurants & Leisure 0.9%
Carnival Corp.	46,601	2,229,392
International Speedway Corp., Class A	55,790	1,819,312

		4,048,704

Household Products 2.6%
Procter & Gamble Co. (The)	140,169	11,485,448

Industrial Conglomerates 4.1%
General Electric Co.	572,343	14,199,830
Koninklijke Philips NV	137,329	3,896,020

		18,095,850

Information Technology Services 0.2%
Teradata Corp.*	21,280	939,299

Insurance 5.1%
ACE Ltd.	20,185	2,250,426
Aflac, Inc.	37,566	2,404,600
Brown & Brown, Inc.	31,409	1,039,952
Chubb Corp. (The)	33,909	3,428,200
HCC Insurance Holdings, Inc.	58,377	3,308,224
MetLife, Inc.	71,165	3,597,391
Reinsurance Group of America, Inc.	32,040	2,985,807
Travelers Cos., Inc. (The)	10,310	1,114,820
Unum Group	62,620	2,112,173

		22,241,593

Leisure Products 0.3%
Mattel, Inc.	61,910	1,414,644

Machinery 0.2%
Oshkosh Corp.	20,010	976,288

Media 0.7%
Discovery Communications, Inc., Class A*	35,310	1,086,136
Markit Ltd.*	66,894	1,799,448

		2,885,584

Metals & Mining 1.3%
BHP Billiton Ltd.	52,380	1,217,523
Freeport-McMoRan, Inc.	109,360	2,072,372
Newmont Mining Corp.	45,472	987,197
Nucor Corp.	34,010	1,616,495

		5,893,587

Multiline Retail 1.0%
Target Corp.	50,916	4,178,676

Multi-Utilities 0.9%
PG&E Corp.	70,614	3,747,485

Oil, Gas & Consumable Fuels 14.1%
Apache Corp.	69,358	4,184,368
Chevron Corp.	114,671	12,038,161
Devon Energy Corp.	85,851	5,177,674
Exxon Mobil Corp.	201,311	17,111,435
Imperial Oil Ltd.	133,831	5,341,405
Occidental Petroleum Corp.	92,514	6,753,522
Peabody Energy Corp.(a)	210,366	1,035,001
Southwestern Energy Co.*	68,654	1,592,086
Total SA	107,832	5,360,007
Ultra Petroleum Corp.*(a)	104,695	1,636,383
Williams Partners LP	35,427	1,743,717

		61,973,759

Pharmaceuticals 7.0%
AbbVie, Inc.	28,760	1,683,610
Johnson & Johnson	75,541	7,599,425
Merck & Co., Inc.	129,935	7,468,664
Pfizer, Inc.	393,970	13,706,216

		30,457,915

Real Estate Investment Trusts (REITs) 3.2%
Annaly Capital Management, Inc.	240,091	2,496,946
Capstead Mortgage Corp.	121,530	1,430,408
Corrections Corp. of America	100,202	4,034,133
Empire State Realty Trust, Inc., Class A	102,514	1,928,288
Piedmont Office Realty Trust, Inc., Class A	176,510	3,284,851
Weyerhaeuser Co.	21,480	712,062

		13,886,688

Road & Rail 0.2%
Werner Enterprises, Inc.	32,627	1,024,814

Semiconductors & Semiconductor Equipment 4.3%
Applied Materials, Inc.	141,267	3,186,984
Broadcom Corp., Class A	36,160	1,565,547
Intel Corp.	249,480	7,801,240
Marvell Technology Group Ltd.	93,400	1,372,980
Microchip Technology, Inc.	25,130	1,228,857
Micron Technology, Inc.*	44,630	1,210,812
MKS Instruments, Inc.	26,540	897,317
Teradyne, Inc.	89,725	1,691,316

		18,955,053

Software 1.3%
Microsoft Corp.	108,140	4,396,432
Oracle Corp.	33,977	1,466,107

		5,862,539

Specialty Retail 0.7%
Lowe’s Cos., Inc.	40,216	2,991,668

Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	15,042	1,871,676
EMC Corp.	170,266	4,351,999
Hewlett-Packard Co.	66,411	2,069,367
SanDisk Corp.	28,830	1,834,164

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	19,492	$1,773,967

		11,901,173

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	38,874	1,610,550
Ralph Lauren Corp.	6,600	867,900

		2,478,450

Wireless Telecommunication Services 0.3%
Rogers Communications, Inc., Class B	34,050	1,139,884

Total Common Stocks (cost $366,163,350)		427,080,808

Repurchase Agreements 0.6%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $1,684,904, collateralized by U.S. Government Agency Securities, ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45; total market value $1,718,595.(b)	$1,684,898	$1,684,898
Goldman Sachs & Co., 0.15%, dated 03/31/15, due 04/01/15, repurchase price $1,000,004, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 8.00%, maturing 12/20/22 - 03/20/45; total market value $1,020,000.(b)	1,000,000	1,000,000

Total Repurchase Agreements (cost $2,684,898)		2,684,898

Total Investments (cost $368,848,248)(c) — 98.1%		429,765,706
Other assets in excess of liabilities — 1.9%		8,260,597

NET ASSETS — 100.0%		$438,026,303

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $2,561,475.
(b)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $2,684,898.
(c)	At March 31, 2015, the tax basis cost of the Fund’s investments was $371,672,895, tax unrealized appreciation and depreciation were $68,805,670 and $(10,712,859), respectively.

LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

At March 31, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Credit Suisse International	04/30/15	(1,098,261)	$(860,367)	$(835,061)	$25,306
Australian Dollar	Credit Suisse International	04/30/15	(84,218)	(63,882)	(64,035)	(153)
Canadian Dollar	JPMorgan Chase Bank	04/30/15	(6,393,876)	(5,123,052)	(5,046,546)	76,506
Euro	UBS AG	04/30/15	(6,470,890)	(7,037,611)	(6,960,507)	77,104
Japanese Yen	Credit Suisse International	04/30/15	(286,393,050)	(2,405,512)	(2,388,969)	16,543

Total Short Contracts				$(15,490,424)	$(15,295,118)	$195,306

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Canadian Dollar	JPMorgan Chase Bank	04/30/15	176,579	$139,121	$139,370	$249
Japanese Yen	Credit Suisse International	04/30/15	10,207,920	85,162	85,150	(12)

Total Long Contracts				$224,283	$224,520	$237

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$4,368,139	$—	$—	$4,368,139
Air Freight & Logistics	1,179,372	—	—	1,179,372
Airlines	—	905,097	—	905,097
Automobiles	3,380,625	2,131,584	—	5,512,209
Banks	53,464,117	—	—	53,464,117
Beverages	1,142,659	—	—	1,142,659
Capital Markets	17,343,515	—	—	17,343,515
Chemicals	918,897	—	—	918,897
Commercial Services & Supplies	16,215,939	—	—	16,215,939
Communications Equipment	9,807,885	—	—	9,807,885
Containers & Packaging	2,542,924	—	—	2,542,924
Diversified Financial Services	7,754,259	—	—	7,754,259
Diversified Telecommunication Services	11,073,250	—	—	11,073,250
Electric Utilities	9,323,291	—	—	9,323,291
Electrical Equipment	2,268,763	—	—	2,268,763
Electronic Equipment, Instruments & Components	2,268,102	—	—	2,268,102
Energy Equipment & Services	2,515,553	—	—	2,515,553
Food & Staples Retailing	11,498,810	—	—	11,498,810
Food Products	11,171,334	—	—	11,171,334
Gas Utilities	2,373,791	—	—	2,373,791

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$15,766,295	$—	$—	$15,766,295
Health Care Providers & Services	11,087,506	—	—	11,087,506
Hotels, Restaurants & Leisure	4,048,704	—	—	4,048,704
Household Products	11,485,448	—	—	11,485,448
Industrial Conglomerates	14,199,830	3,896,020	—	18,095,850
Information Technology Services	939,299	—	—	939,299
Insurance	22,241,593	—	—	22,241,593
Leisure Products	1,414,644	—	—	1,414,644
Machinery	976,288	—	—	976,288
Media	2,885,584	—	—	2,885,584
Metals & Mining	4,676,064	1,217,523	—	5,893,587
Multiline Retail	4,178,676	—	—	4,178,676
Multi-Utilities	3,747,485	—	—	3,747,485
Oil, Gas & Consumable Fuels	56,613,752	5,360,007	—	61,973,759
Pharmaceuticals	30,457,915	—	—	30,457,915
Real Estate Investment Trusts (REITs)	13,886,688	—	—	13,886,688
Road & Rail	1,024,814	—	—	1,024,814
Semiconductors & Semiconductor Equipment	18,955,053	—	—	18,955,053
Software	5,862,539	—	—	5,862,539
Specialty Retail	2,991,668	—	—	2,991,668
Technology Hardware, Storage & Peripherals	11,901,173	—	—	11,901,173
Textiles, Apparel & Luxury Goods	2,478,450	—	—	2,478,450
Wireless Telecommunication Services	1,139,884	—	—	1,139,884

Total Common Stocks	$413,570,577	$13,510,231	$—	$427,080,808

Forward Foreign Currency Contracts	—	195,708	—	195,708
Repurchase Agreements	—	2,684,898	—	2,684,898

Total Assets	$413,570,577	$16,390,837	$—	$429,961,414

Liabilities:
Forward Foreign Currency Contracts	—	(165)	—	(165)

Total Liabilities	$—	$(165)	$—	$(165)

Total	$413,570,577	$16,390,672	$—	$429,961,249

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2015

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Assets:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$195,708

Total		$195,708

Liabilities:
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(165)

Total		$(165)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2015 (Unaudited)

American Funds NVIT Asset Allocation Fund

Mutual Fund 100.1%

	Shares	Market Value
Asset Allocation Fund 100.1%
American Funds Asset Allocation Fund, Class 1	242,940,337	$5,456,439,968

Total Mutual Fund (cost $4,085,827,873)		5,456,439,968

Total Investments (cost $4,085,827,873)(a) — 100.1%		5,456,439,968
Liabilities in excess of other assets — (0.1%)		(2,897,792)

NET ASSETS — 100.0%		$5,453,542,176

(a)	At March 31, 2015, the tax basis cost of the Fund’s investments was $4,089,022,095, tax unrealized appreciation and depreciation were $1,367,417,873 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

American Funds NVIT Asset Allocation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2015 (Unaudited)

American Funds NVIT Bond Fund

Mutual Fund 100.1%

	Shares	Market Value
Fixed Income Fund 100.1%
American Funds Bond Fund, Class 1	167,889,569	$1,892,115,448

Total Mutual Fund (cost $1,815,648,994)		1,892,115,448

Total Investments (cost $1,815,648,994)(a) — 100.1%		1,892,115,448
Liabilities in excess of other assets — (0.1)%		(999,382)

NET ASSETS — 100.0%		$1,891,116,066

(a)	At March 31, 2015, the tax basis cost of the Fund’s investments was $1,830,465,235, tax unrealized appreciation and depreciation were $61,650,213 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

American Funds NVIT Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2015 (Unaudited)

American Funds NVIT Global Growth Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Global Growth Fund, Class 1	9,911,861	$289,228,105

Total Mutual Fund (cost $223,285,961)		289,228,105

Total Investments (cost $223,285,961)(a) — 100.1%		289,228,105
Liabilities in excess of other assets — (0.1%)		(179,557)

NET ASSETS — 100.0%		$289,048,548

(a)	At March 31, 2015, the tax basis cost of the Fund’s investments was $236,275,038, tax unrealized appreciation and depreciation were $52,953,067 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

American Funds NVIT Global Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2015 (Unaudited)

American Funds NVIT Growth Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Fund, Class 1	5,484,975	$458,105,139

Total Mutual Fund (cost $314,840,226)		458,105,139

Total Investments (cost $314,840,226)(a) — 100.1%		458,105,139
Liabilities in excess of other assets — (0.1%)		(273,338)

NET ASSETS — 100.0%		$457,831,801

(a)	At March 31, 2015, the tax basis cost of the Fund’s investments was $314,840,226, tax unrealized appreciation and depreciation were $143,264,913 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

American Funds NVIT Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2015 (Unaudited)

American Funds NVIT Growth-Income Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Income Fund, Class 1	39,151,911	$2,101,283,078

Total Mutual Fund (cost $1,445,261,306)		2,101,283,078

Total Investments (cost $1,445,261,306)(a) — 100.1%		2,101,283,078
Liabilities in excess of other assets — (0.1%)		(1,124,181)

NET ASSETS — 100.0%		$2,100,158,897

(a)	At March 31, 2015, the tax basis cost of the Fund’s investments was $1,476,488,089, tax unrealized appreciation and depreciation were $624,794,989 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

American Funds NVIT Growth-Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2015 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 93.8%

	Principal Amount	Market Value
Aerospace & Defense 0.8%
KLX, Inc., 5.88%, 12/01/22(a)	$325,000	$324,188
TransDigm, Inc., 6.00%, 07/15/22	625,000	625,000
6.50%, 07/15/24	400,000	402,000

		1,351,188

Automotive 4.0%
Affinia Group, Inc., 7.75%, 05/01/21	750,000	776,250
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	575,000	616,687
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(a)	600,000	566,250
International Automotive Components Group SL, 9.13%, 06/01/18(a)	475,000	482,719
J.B. Poindexter & Co., Inc., 9.00%, 04/01/22(a)	400,000	434,000
Lear Corp., 4.75%, 01/15/23	525,000	527,625
5.25%, 01/15/25	400,000	408,000
Motors Liquidation Co., 7.40%, 09/01/25(b)(c)(d)(f)	2,500,000	0
MPG Holdco I, Inc., 7.38%, 10/15/22(a)	550,000	587,813
Schaeffler Finance BV, 4.25%, 05/15/21(a)	300,000	298,500
Schaeffler Holding Finance BV, 6.88%, 08/15/18(a)(e)(f)	275,000	287,031
6.75%, 11/15/22(a)(e)	725,000	783,000
Stackpole International Intermediate/Stackpole International Powder/Stackpl, 7.75%, 10/15/21(a)	500,000	495,000
Tenneco, Inc., 5.38%, 12/15/24	150,000	156,000
UCI International, Inc., 8.63%, 02/15/19	600,000	543,000

		6,961,875

Building Materials 3.0%
Allegion US Holding Co., Inc., 5.75%, 10/01/21	225,000	235,125
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21(a)	450,000	455,625
Anixter, Inc., 5.63%, 05/01/19	550,000	591,250
CPG Merger Sub LLC, 8.00%, 10/01/21(a)	475,000	482,125
HD Supply, Inc., 5.25%, 12/15/21(a)	350,000	360,500
Masonite International Corp., 8.25%, 04/15/21(a)	525,000	559,781
5.63%, 03/15/23(a)	100,000	102,500
NCI Building Systems, Inc., 8.25%, 01/15/23(a)	400,000	423,000
Nortek, Inc., 8.50%, 04/15/21	725,000	775,750
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.00%, 06/01/20(a)	275,000	268,812
RSI Home Products, Inc., 6.50%, 03/15/23(a)	400,000	407,000
USG Corp., 5.88%, 11/01/21(a)	525,000	557,813
5.50%, 03/01/25(a)	50,000	51,000

		5,270,281

Cable Satellite 4.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 02/15/23	375,000	378,750
5.75%, 09/01/23	225,000	235,125
5.75%, 01/15/24	100,000	103,875
CCOH Safari LLC, 5.50%, 12/01/22	250,000	255,625
5.75%, 12/01/24	950,000	978,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 09/15/20(a)	250,000	263,437
5.13%, 12/15/21(a)	550,000	549,313
5.13%, 12/15/21(a)	200,000	200,000
DISH DBS Corp., 5.88%, 07/15/22	1,125,000	1,143,281
Intelsat Jackson Holdings SA, 6.63%, 12/15/22	425,000	410,125
5.50%, 08/01/23	775,000	731,406
Intelsat Luxembourg SA, 7.75%, 06/01/21	200,000	184,500
8.13%, 06/01/23	400,000	368,000
Lynx II Corp., 6.38%, 04/15/23(a)	325,000	346,125
Numericable Group SA, 6.00%, 05/15/22(a)	400,000	405,000
Numericable-SFR SAS, 6.25%, 05/15/24(a)	275,000	278,437
Unitymedia KabelBW GmbH, 6.13%, 01/15/25(a)	575,000	608,063
Virgin Media Secured Finance PLC, 5.25%, 01/15/26(a)	550,000	561,000
Ziggo Bond Finance BV, 5.88%, 01/15/25(a)	200,000	209,500

		8,210,062

Chemicals 2.3%
Ashland, Inc., 4.75%, 08/15/22	400,000	406,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Chemicals (continued)
Axiall Corp., 4.88%, 05/15/23	$75,000	$74,437
Compass Minerals International, Inc., 4.88%, 07/15/24(a)	375,000	375,937
Eagle Spinco, Inc., 4.63%, 02/15/21	275,000	271,906
Eco Services Operations LLC/Eco Finance Corp., 8.50%, 11/01/22(a)	250,000	252,500
Hexion US Finance Corp., 8.88%, 02/01/18	925,000	816,313
Huntsman International LLC, 5.13%, 11/15/22(a)	325,000	325,813
Platform Specialty Products Corp., 6.50%, 02/01/22(a)	525,000	548,625
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 05/01/21(a)	500,000	537,500
W.R. Grace & Co.-Conn, 5.13%, 10/01/21(a)	125,000	129,687
5.63%, 10/01/24(a)	275,000	293,563

		4,032,281

Construction Machinery 0.9%
Jurassic Holdings III, Inc., 6.88%, 02/15/21(a)	500,000	435,000
United Rentals North America, Inc., 7.38%, 05/15/20	75,000	81,047
6.13%, 06/15/23	325,000	344,094
4.63%, 07/15/23	75,000	75,844
5.75%, 11/15/24	325,000	335,562
5.50%, 07/15/25	250,000	254,687

		1,526,234

Consumer Cyclical Services 1.8%
Garda World Security Corp., 7.25%, 11/15/21(a)	825,000	810,562
Hearthside Group Holdings LLC/Hearthside Finance Co., 6.50%, 05/01/22(a)	800,000	794,000
IHS, Inc., 5.00%, 11/01/22(a)	450,000	451,980
ServiceMaster Co., 7.10%, 03/01/18	300,000	315,000
8.00%, 02/15/20	266,000	281,960
7.45%, 08/15/27	175,000	177,188
ServiceMaster Co. LLC (The), 7.00%, 08/15/20	295,000	313,438

		3,144,128

Consumer Products 2.7%
AOT Bedding Super Holdings LLC, 8.13%, 10/01/20(a)	975,000	1,026,188
FGI Operating Co. LLC/FGI Finance, Inc., 7.88%, 05/01/20	525,000	447,562
First Quality Finance Co., Inc., 4.63%, 05/15/21(a)	450,000	424,125
Party City Holdings, Inc., 8.88%, 08/01/20	325,000	350,187
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 08/15/19	800,000	814,000
Prestige Brands, Inc., 8.13%, 02/01/20	175,000	187,687
5.38%, 12/15/21(a)	425,000	430,313
Spectrum Brands, Inc., 6.38%, 11/15/20	500,000	530,000
6.13%, 12/15/24(a)	175,000	186,813
Springs Industries, Inc., 6.25%, 06/01/21	350,000	345,625

		4,742,500

Diversified Manufacturing 1.3%
Gardner Denver, Inc., 6.88%, 08/15/21(a)	525,000	472,500
Mcron Finance Sub LLC/Mcron Finance Corp., 8.38%, 05/15/19(a)	280,000	298,900
Milacron LLC/Mcron Finance Corp., 7.75%, 02/15/21(a)	150,000	155,250
Silver II Borrower/Silver II US Holdings LLC, 7.75%, 12/15/20(a)	500,000	446,250
Waterjet Holdings, Inc., 7.63%, 02/01/20(a)	125,000	131,563
WESCO Distribution, Inc., 5.38%, 12/15/21	700,000	712,250

		2,216,713

Financial Institutions 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.50%, 05/15/21(a)	300,000	310,125
Ally Financial, Inc., 4.13%, 03/30/20	100,000	99,375
4.13%, 02/13/22	1,400,000	1,365,000
4.63%, 03/30/25	350,000	344,750
CIT Group, Inc., 5.00%, 08/15/22	850,000	872,312
5.00%, 08/01/23	475,000	486,875
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21(a)	550,000	563,750
Hub Holdings LLC/Hub Holdings Finance, Inc., 8.13%, 07/15/19(a)(e)	525,000	521,063
International Lease Finance Corp., 5.88%, 08/15/22	600,000	666,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.88%, 03/15/22(a)	200,000	213,500
Onex York Acquisition Corp., 8.50%, 10/01/22(a)	300,000	283,500

		5,726,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Food & Beverage 4.0%
Anna Merger Sub, Inc., 7.75%, 10/01/22(a)	$975,000	$1,007,906
Aramark Services, Inc., 5.75%, 03/15/20	650,000	679,250
B&G Foods, Inc., 4.63%, 06/01/21	325,000	324,594
Dean Foods Co., 6.50%, 03/15/23(a)	425,000	427,125
HJ Heinz Co., 4.88%, 02/15/25(a)	1,425,000	1,544,344
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 05/01/21	925,000	931,937
Smithfield Foods, Inc., 6.63%, 08/15/22	950,000	1,016,500
TreeHouse Foods, Inc., 4.88%, 03/15/22	50,000	51,000
US Foods, Inc., 8.50%, 06/30/19	825,000	866,250
WhiteWave Foods Co. (The), 5.38%, 10/01/22	100,000	107,500

		6,956,406

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., expired maturity, 10.38%, 09/15/07(c)(f)	100,000	0

Gaming 3.6%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 05/15/18(b)	175,000	170,625
Chester Downs & Marina LLC, 9.25%, 02/01/20(a)	275,000	209,000
Churchill Downs, Inc., 5.38%, 12/15/21	150,000	151,875
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20	400,000	410,000
5.38%, 11/01/23	250,000	258,437
MGM Mirage, Inc., 7.75%, 03/15/22	850,000	957,312
MGM Resorts International, 6.00%, 03/15/23	250,000	256,875
Mohegan Tribal Gaming Authority, 9.75%, 09/01/21	350,000	371,000
Penn National Gaming, Inc., 5.88%, 11/01/21	725,000	719,563
Pinnacle Entertainment, Inc., 6.38%, 08/01/21	575,000	609,500
7.75%, 04/01/22	325,000	361,563
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.50%, 06/15/19(a)	432,000	454,680
Seminole Indian Tribe of Florida, 7.80%, 10/01/20(a)	675,000	722,250
Station Casinos LLC, 7.50%, 03/01/21	600,000	639,000

		6,291,680

Healthcare 8.5%
Amsurg Corp., 5.63%, 07/15/22	500,000	511,250
Biomet, Inc., 6.50%, 08/01/20	325,000	344,500
Catamaran Corp., 4.75%, 03/15/21	100,000	111,125
CHS/Community Health Systems, Inc., 5.13%, 08/01/21	300,000	309,000
6.88%, 02/01/22	725,000	774,844
Crimson Merger Sub, Inc., 6.63%, 05/15/22(a)	1,325,000	1,175,937
DaVita, Inc., 5.75%, 08/15/22	550,000	584,375
Envision Healthcare Corp., 5.13%, 07/01/22(a)	700,000	715,750
HCA, Inc., 4.75%, 05/01/23	200,000	207,500
5.88%, 05/01/23	100,000	108,000
5.00%, 03/15/24	3,150,000	3,339,000
5.25%, 04/15/25	300,000	324,000
Hologic, Inc., 6.25%, 08/01/20	350,000	363,125
LifePoint Hospitals, Inc., 5.50%, 12/01/21	475,000	497,563
MPH Acquisition Holdings LLC, 6.63%, 04/01/22(a)	1,025,000	1,062,156
Omnicare, Inc., 4.75%, 12/01/22	350,000	361,375
5.00%, 12/01/24	50,000	52,250
Surgical Care Affiliates, Inc., 6.00%, 04/01/23(a)	175,000	176,313
Teleflex, Inc., 5.25%, 06/15/24(a)	300,000	306,000
Tenet Healthcare Corp., 4.50%, 04/01/21	300,000	294,000
4.38%, 10/01/21	675,000	659,812
8.13%, 04/01/22	625,000	689,063
Truven Health Analytics, Inc., 10.63%, 06/01/20	475,000	498,750
United Surgical Partners International, Inc., 9.00%, 04/01/20	700,000	751,625
VWR Funding, Inc., 7.25%, 09/15/17	575,000	600,156

		14,817,469

Hotels, Restaurants & Leisure 0.3%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	500,000	526,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Independent Energy 4.8%
Antero Resources Corp., 5.13%, 12/01/22	$150,000	$144,000
5.63%, 06/01/23(a)	250,000	247,500
Antero Resources Finance Corp., 6.00%, 12/01/20	575,000	575,287
Approach Resources, Inc., 7.00%, 06/15/21	475,000	425,125
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 04/15/22	250,000	180,000
California Resources Corp., 5.50%, 09/15/21(a)	100,000	88,720
6.00%, 11/15/24(a)	475,000	416,812
Carrizo Oil & Gas, Inc., 7.50%, 09/15/20	450,000	462,375
Chaparral Energy, Inc., 9.88%, 10/01/20	275,000	203,500
7.63%, 11/15/22	75,000	50,250
Chesapeake Energy Corp., 6.63%, 08/15/20	325,000	335,562
6.88%, 11/15/20	100,000	104,500
5.38%, 06/15/21	250,000	242,500
5.75%, 03/15/23	200,000	195,000
CrownRock LP/CrownRock Finance, Inc., 7.75%, 02/15/23(a)	125,000	126,562
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21	375,000	135,000
6.88%, 03/15/24(a)	75,000	25,875
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	225,000	235,688
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 09/01/22	50,000	51,000
Gulfport Energy Corp., 7.75%, 11/01/20	325,000	333,125
Laredo Petroleum, Inc., 5.63%, 01/15/22	150,000	145,500
7.38%, 05/01/22	50,000	51,562
6.25%, 03/15/23	125,000	124,688
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21	525,000	414,750
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 05/15/19	700,000	588,438
Lone Pine Resources, Inc., 10.38%, 02/15/17(b)(f)	25,000	0
Northern Oil and Gas, Inc., 8.00%, 06/01/20	600,000	532,500
Oasis Petroleum, Inc., 6.88%, 03/15/22	450,000	438,750
Range Resources Corp., 5.00%, 08/15/22	100,000	99,500
Rice Energy, Inc., 6.25%, 05/01/22	300,000	292,500
7.25%, 05/01/23(a)	75,000	75,000
RSP Permian, Inc., 6.63%, 10/01/22(a)	100,000	100,500
SandRidge Energy, Inc., 8.13%, 10/15/22	600,000	368,100
SM Energy Co., 5.00%, 01/15/24	175,000	164,763
W&T Offshore, Inc., 8.50%, 06/15/19	200,000	121,000
Whiting Petroleum Corp., 6.25%, 04/01/23(a)	250,000	248,750

		8,344,682

Industrial - Other 2.0%
Belden CDT, Inc., 5.50%, 09/01/22(a)	700,000	717,500
Belden, Inc., 5.25%, 07/15/24(a)	175,000	176,312
Cleaver-Brooks, Inc., 8.75%, 12/15/19(a)	400,000	408,000
Dematic SA/DH Services Luxembourg Sarl, 7.75%, 12/15/20(a)	750,000	783,750
Hillman Group, Inc. (The), 6.38%, 07/15/22(a)	550,000	550,000
Interline Brands, Inc., 10.00%, 11/15/18(e)	410,000	430,500
Unifrax I LLC/Unifrax Holding Co., 7.50%, 02/15/19(a)	475,000	477,375

		3,543,437

Leisure 1.2%
Activision Blizzard, Inc., 6.13%, 09/15/23(a)	150,000	163,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 03/15/21	600,000	619,500
Cinemark USA, Inc., 7.38%, 06/15/21	125,000	134,062
5.13%, 12/15/22	50,000	50,750
HRP Myrtle Beach Operations LLC, 7.38%, 12/01/99(a)(c)(d)(f)	675,000	0
NCL Corp., Ltd., 5.25%, 11/15/19(a)	175,000	179,375
Regal Cinemas, Inc., 5.75%, 02/01/25	275,000	275,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Leisure (continued)
Regal Entertainment Group, 5.75%, 03/15/22	$75,000	$76,688
Six Flags Entertainment Corp., 5.25%, 01/15/21(a)	600,000	616,500

		2,115,375

Media Entertainment 8.3%
AMC Networks, Inc., 7.75%, 07/15/21	550,000	596,750
Clear Channel Communications, Inc., 9.00%, 03/01/21	575,000	550,562
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	925,000	973,562
Crown Media Holdings, Inc., 10.50%, 07/15/19	550,000	588,500
Cumulus Media Holdings, Inc., 7.75%, 05/01/19	600,000	588,000
Entercom Radio LLC, 10.50%, 12/01/19	400,000	434,000
Expo Event Transco, Inc., 9.00%, 06/15/21(a)	550,000	562,375
Gannett Co., Inc., 6.38%, 10/15/23	525,000	569,625
5.50%, 09/15/24(a)	50,000	52,312
Gray Television, Inc., 7.50%, 10/01/20	650,000	684,125
Lamar Media Corp., 5.88%, 02/01/22	275,000	289,437
5.00%, 05/01/23	425,000	434,563
Logo Merger Sub Corp., 8.38%, 10/15/20(a)	825,000	835,313
Media General Financing Sub, Inc., 5.88%, 11/15/22(a)	600,000	612,000
Multi-Color Corp., 6.13%, 12/01/22(a)	475,000	494,000
Nexstar Broadcasting, Inc., 6.13%, 02/15/22(a)	450,000	461,250
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/01/21(a)	375,000	387,188
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(a)	700,000	704,375
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 02/15/22	75,000	78,562
5.63%, 02/15/24	125,000	130,938
5.88%, 03/15/25	450,000	475,875
Radio One, Inc., 9.25%, 02/15/20(a)	500,000	477,500
Sinclair Television Group, Inc., 5.63%, 08/01/24(a)	700,000	712,250
Sirius XM Radio, Inc., 4.63%, 05/15/23(a)	575,000	553,438
6.00%, 07/15/24(a)	725,000	761,250
5.38%, 04/15/25(a)	275,000	276,375
Time, Inc., 5.75%, 04/15/22(a)	250,000	244,375
Townsquare Media, Inc., 6.50%, 04/01/23(a)	375,000	376,875
Townsquare Radio LLC/Townsquare Radio, Inc., 9.00%, 04/01/19(a)	550,000	586,223

		14,491,598

Metals & Mining 0.4%
Steel Dynamics, Inc., 5.13%, 10/01/21(a)	125,000	125,781
5.25%, 04/15/23	75,000	75,938
5.50%, 10/01/24(a)	225,000	228,094
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., 9.75%, 06/15/19(a)	300,000	324,375

		754,188

Midstream 5.6%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 08/01/23	175,000	177,187
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22(a)	225,000	231,187
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22	275,000	291,362
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23(a)	375,000	378,750
Energy Transfer Equity LP, 5.88%, 01/15/24	1,100,000	1,160,500
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 01/15/22	625,000	635,875
Hiland Partners LP/Hiland Partners Finance Corp., 5.50%, 05/15/22(a)	100,000	102,500
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20	500,000	492,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Midstream (continued)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	$828,000	$865,260
4.50%, 07/15/23	25,000	24,750
4.88%, 12/01/24	225,000	230,040
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	125,000	130,000
5.50%, 04/15/23	225,000	232,313
4.50%, 11/01/23	300,000	301,500
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 07/15/22	425,000	418,625
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21	725,000	729,756
5.63%, 04/15/23	250,000	249,375
5.63%, 03/01/25(a)	550,000	543,813
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, 08/01/21	92,000	98,900
5.50%, 06/01/24	700,000	717,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 07/01/21	75,000	78,000
5.50%, 08/15/22	225,000	213,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 01/15/18(a)	100,000	103,000
5.25%, 05/01/23	150,000	150,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19(a)	50,000	51,500
5.88%, 10/01/20	332,000	340,300
6.13%, 10/15/21	175,000	180,250
6.25%, 10/15/22(a)	175,000	181,125
Western Refining Logistics LP/WNRL Finance Corp., 7.50%, 02/15/23(a)	375,000	382,500

		9,692,306

Oil Field Services 0.3%
CGG SA, 6.88%, 01/15/22	225,000	178,875
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21	125,000	99,688
FTS International, Inc., 6.25%, 05/01/22(a)	450,000	330,750

		609,313

Packaging 4.4%
Ardagh Packaging Finance PLC, 9.13%, 10/15/20(a)	1,100,000	1,177,000
Berry Plastics Corp., 5.50%, 05/15/22	675,000	693,562
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, 6.00%, 06/15/17(a)	175,000	175,437
BWAY Holding Co., 9.13%, 08/15/21(a)	575,000	598,000
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	625,000	630,469
Mustang Merger Corp., 8.50%, 08/15/21(a)	525,000	531,563
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/22(a)	75,000	76,399
5.38%, 01/15/25(a)	400,000	411,500
Pactiv LLC, 7.95%, 12/15/25	250,000	255,000
Reynolds Group Issuer, Inc., 8.25%, 02/15/21	1,300,000	1,391,000
Sealed Air Corp., 4.88%, 12/01/22(a)	450,000	459,000
5.13%, 12/01/24(a)	325,000	336,375
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 05/01/22(a)	900,000	894,375

		7,629,680

Paper 0.8%
Clearwater Paper Corp., 4.50%, 02/01/23	425,000	418,625
5.38%, 02/01/25(a)	375,000	382,500
Graphic Packaging International, Inc., 4.75%, 04/15/21	300,000	312,000
4.88%, 11/15/22	325,000	337,188

		1,450,313

Pharmaceuticals 2.4%
Endo Finance LLC/Endo Finco, Inc., 5.38%, 01/15/23(a)	150,000	149,625
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 02/01/25(a)	250,000	257,500
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22(a)	375,000	381,094
Jaguar Holding Co. I, 9.37%, 10/15/17(a)(e)	600,000	613,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Pharmaceuticals (continued)
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19(a)	$400,000	$430,000
Valeant Pharmaceuticals International, Inc., 7.50%, 07/15/21(a)	625,000	675,975
5.50%, 03/01/23(a)	150,000	151,125
VRX Escrow Corp., 5.38%, 03/15/20(a)	50,000	50,437
5.88%, 05/15/23(a)	750,000	768,750
6.13%, 04/15/25(a)	650,000	672,750

		4,150,756

Refining 0.3%
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22	175,000	175,000
Tesoro Corp., 5.13%, 04/01/24	325,000	331,500

		506,500

Restaurants 1.4%
1011778 BC ULC/New Red Finance, Inc., 6.00%, 04/01/22(a)	1,000,000	1,035,000
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20	550,000	577,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.88%, 05/15/21(a)	825,000	828,094

		2,440,594

Retailers 3.5%
Academy Ltd./Academy Finance Corp., 9.25%, 08/01/19(a)	1,050,000	1,113,000
Argos Merger Sub, Inc., 7.13%, 03/15/23(a)	675,000	699,469
Family Tree Escrow LLC, 5.25%, 03/01/20(a)	50,000	52,375
5.75%, 03/01/23(a)	325,000	342,062
Jo-Ann Stores Holdings, Inc., 8.13%, 03/15/19(a)	375,000	375,937
9.75%, 10/15/19(a)(e)	350,000	339,500
Limited Brands, Inc., 5.63%, 02/15/22	475,000	522,500
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50%, 08/01/18(a)(e)	186,000	189,720
Michaels Stores, Inc., 5.88%, 12/15/20(a)	600,000	616,500
Neiman Marcus Group Ltd., Inc., 8.00%, 10/15/21(a)	200,000	212,000
8.75%, 10/15/21(a)(e)	375,000	397,500
Petco Animal Supplies, Inc., 8.50%, 10/15/17(a)(e)	875,000	899,063
Rite Aid Corp., 6.13%, 04/01/23(a)	300,000	307,500

		6,067,126

Technology 12.1%
ACI Worldwide, Inc., 6.38%, 08/15/20(a)	100,000	104,500
Advanced Micro Devices, Inc., 7.50%, 08/15/22	175,000	167,562
7.00%, 07/01/24	425,000	366,563
Audatex North America, Inc., 6.00%, 06/15/21(a)	550,000	581,625
6.13%, 11/01/23(a)	275,000	290,812
Blackboard, Inc., 7.75%, 11/15/19(a)	400,000	384,000
BMC Software Finance, Inc., 8.13%, 07/15/21(a)	550,000	503,250
Boxer Parent Co., Inc., 9.00%, 10/15/19(a)(e)	575,000	474,375
CDW LLC/CDW Finance Corp., 8.50%, 04/01/19	333,000	347,152
5.00%, 09/01/23	600,000	609,000
5.50%, 12/01/24	550,000	576,125
CommScope Holding Co., Inc., 6.63%, 06/01/20(a)(e)	650,000	666,250
CommScope, Inc., 5.50%, 06/15/24(a)	125,000	125,000
Compiler Finance Sub, Inc., 7.00%, 05/01/21(g)	475,000	364,562
CoreLogic, Inc., 7.25%, 06/01/21	475,000	505,875
Emdeon, Inc., 11.00%, 12/31/19	350,000	381,937
Entegris, Inc., 6.00%, 04/01/22(a)	625,000	651,562
Epicor Software Corp., 8.63%, 05/01/19	200,000	209,000
First Data Corp., 8.75%, 01/15/22(a)(e)	1,500,000	1,614,376
Flextronics International Ltd., 5.00%, 02/15/23	250,000	261,875
IAC/InterActiveCorp., 4.75%, 12/15/22	725,000	719,563
Igloo Holdings Corp., 8.25%, 12/15/17(a)(e)	750,000	757,500
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13%, 05/01/21(a)(e)	1,200,000	1,188,372
Infor US, Inc., 9.38%, 04/01/19	425,000	455,728
6.50%, 05/15/22(a)	600,000	615,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Technology (continued)
Interactive Data Corp., 5.88%, 04/15/19(a)	$450,000	$454,500
Iron Mountain, Inc., 5.75%, 08/15/24	400,000	405,000
Magnachip Semiconductor Corp., 6.63%, 07/15/21	375,000	262,500
Micron Technology, Inc., 5.25%, 08/01/23(a)	300,000	305,250
MSCI, Inc., 5.25%, 11/15/24(a)	125,000	129,219
NCR Corp., 4.63%, 02/15/21	200,000	200,250
5.88%, 12/15/21	50,000	52,125
5.00%, 07/15/22	325,000	328,250
6.38%, 12/15/23	225,000	239,625
Nuance Communications, Inc., 5.38%, 08/15/20(a)	650,000	656,500
NXP BV/NXP Funding LLC, 5.75%, 03/15/23(a)	200,000	212,500
Open Text Corp., 5.63%, 01/15/23(a)	300,000	311,250
Sensata Technologies BV, 5.63%, 11/01/24(a)	125,000	133,125
5.00%, 10/01/25(a)	275,000	278,781
Sophia Holding Finance LP/Sophia Holding Finance, Inc., 9.63%, 12/01/18(a)(e)	250,000	252,500
Sophia LP/Sophia Finance, Inc., 9.75%, 01/15/19(a)	675,000	723,938
SunGard Data Systems, Inc., 6.63%, 11/01/19	825,000	849,750
Syniverse Holdings, Inc., 9.13%, 01/15/19(d)(b)	700,000	689,500
TransUnion Holding Co., Inc., 8.13%, 06/15/18	150,000	153,938
9.63%, 06/15/18(e)	825,000	833,250
VeriSign, Inc., 5.25%, 04/01/25(a)	250,000	255,000
Zebra Technologies Corp., 7.25%, 10/15/22(a)	500,000	538,750

		21,187,065

Transportation Services 0.6%
Hertz Corp. (The), 6.25%, 10/15/22	950,000	980,875

Utility - Electric 0.9%
Calpine Corp., 5.88%, 01/15/24(a)	175,000	189,087
5.75%, 01/15/25	475,000	478,563
FPL Energy National Wind Portfolio LLC, 6.13%, 03/25/19(a)	17,249	17,248
NRG Energy, Inc., 6.25%, 05/01/24	725,000	730,438
TerraForm Power Operating LLC, 5.88%, 02/01/23(a)	200,000	207,500

		1,622,836

Wireless Communications 3.3%
Altice SA, 7.75%, 05/15/22(a)	600,000	610,125
7.63%, 02/15/25(a)	325,000	325,609
Digicel Group Ltd., 8.25%, 09/30/20(a)	350,000	350,525
MetroPCS Wireless, Inc., 6.63%, 11/15/20	375,000	391,875
Sprint Capital Corp., 6.88%, 11/15/28	1,025,000	940,438
Sprint Corp., 7.88%, 09/15/23	775,000	790,500
7.13%, 06/15/24	825,000	804,375
T-Mobile USA, Inc., 6.63%, 04/28/21	50,000	52,375
6.13%, 01/15/22	125,000	128,906
6.73%, 04/28/22	50,000	52,625
6.00%, 03/01/23	100,000	102,469
6.63%, 04/01/23	850,000	889,313
6.84%, 04/28/23	250,000	263,125
6.38%, 03/01/25	150,000	154,785

		5,857,045

Wireline Communications 0.3%
Level 3 Communications, Inc., 5.75%, 12/01/22	225,000	231,053
Level 3 Financing, Inc., 8.13%, 07/01/19	225,000	236,531

		467,584

Total Corporate Bonds (cost $164,204,382)		163,684,590

Common Stocks 0.0%†

	Shares	Market Value
Independent Energy 0.0%†
Lone Pine Resources, Inc.*(b)(f)	3,118	2,899
Lone Pine Resources, Inc.*(b)(f)	3,118	0

		2,899

Total Common Stocks (cost $7,500)		2,899

Exchange Traded Funds 4.0%

	Shares	Market Value
Fixed Income Fund 4.0%
iShares iBoxx $ High Yield Corporate Bond ETF	37,994	3,442,636

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Exchange Traded Funds (continued)

	Shares	Market Value
SPDR Barclays High Yield Bond ETF	87,814	$3,444,065

		6,886,701

Total Exchange Traded Funds (cost $6,885,173)		6,886,701

Total Investments (cost $171,097,055)(h) — 97.8%		170,574,190
Other assets in excess of liabilities — 2.2%		3,908,278

NET ASSETS — 100.0%		$174,482,468

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2015 was $76,559,159 which represents 43.88% of net assets.
(b)	Illiquid security.
(c)	Security in default.
(d)	Restricted security.
(e)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(f)	Fair valued security.
(g)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed illiquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2015 was $364,562 which represents 0.21% of net assets.
(h)	At March 31, 2015, the tax basis cost of the Fund’s investments was $171,151,203, tax unrealized appreciation and depreciation were $3,512,490 and $(4,089,503), respectively.
†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company
ETF	Exchange Traded Fund
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
PLC	Public Limited Company
RSP	Savings Shares
SA	Stock Company
ULC	Unlimited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$—	$—	$2,899	$2,899
Corporate Bonds
Aerospace & Defense	—	1,351,188	—	1,351,188
Automotive	—	6,961,875	—	6,961,875
Building Materials	—	5,270,281	—	5,270,281
Cable Satellite	—	8,210,062	—	8,210,062
Chemicals	—	4,032,281	—	4,032,281
Construction Machinery	—	1,526,234	—	1,526,234
Consumer Cyclical Services	—	3,144,128	—	3,144,128
Consumer Products	—	4,742,500	—	4,742,500
Diversified Manufacturing	—	2,216,713	—	2,216,713
Financial Institutions	—	5,726,250	—	5,726,250
Food & Beverage	—	6,956,406	—	6,956,406
Food & Staples Retailing	—	—	—	—
Gaming	—	6,291,680	—	6,291,680
Healthcare	—	14,817,469	—	14,817,469
Hotels, Restaurants & Leisure	—	526,250	—	526,250
Independent Energy	—	8,344,682	—	8,344,682

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bond (continued)
Industrial - Other	$—	$3,543,437	$—	$3,543,437
Leisure	—	2,115,375	—	2,115,375
Media Entertainment	—	14,491,598	—	14,491,598
Metals & Mining	—	754,188	—	754,188
Midstream	—	9,692,306	—	9,692,306
Oil Field Services	—	609,313	—	609,313
Packaging	—	7,629,680	—	7,629,680
Paper	—	1,450,313	—	1,450,313
Pharmaceuticals	—	4,150,756	—	4,150,756
Refining	—	506,500	—	506,500
Restaurants	—	2,440,594	—	2,440,594
Retailers	—	6,067,126	—	6,067,126
Technology	—	21,187,065	—	21,187,065
Transportation Services	—	980,875	—	980,875
Utility - Electric	—	1,622,836	—	1,622,836
Wireless Communications	—	5,857,045	—	5,857,045
Wireline Communications	—	467,584	—	467,584

Total Corporate Bonds	$—	$163,684,590	$—	$163,684,590

Exchange Traded Funds	6,886,701	—	—	6,886,701

Total	$6,886,701	$163,684,590	$2,899	$170,574,190

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Total
Balance as of 12/31/14	$2,899	$—	$2,899
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	(599,988)	(599,988)
Change in Unrealized Appreciation/(Depreciation)	—	600,000	600,000
Purchases*	—	—	—
Sales	—	(12)	(12)
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 03/31/15	$2,899	$—	$2,899

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments

March 31, 2015 (Unaudited)

Invesco NVIT Comstock Value Fund

Common Stocks 97.3%

	Shares	Market Value
Aerospace & Defense 2.2%
Honeywell International, Inc.	19,556	$2,039,887
Textron, Inc.	78,537	3,481,545

		5,521,432

Auto Components 1.9%
Johnson Controls, Inc.	94,768	4,780,098

Automobiles 2.0%
General Motors Co.	130,885	4,908,188

Banks 15.5%
Bank of America Corp.	317,805	4,891,019
Citigroup, Inc.	218,723	11,268,609
Citizens Financial Group, Inc.	58,631	1,414,766
Fifth Third Bancorp	142,507	2,686,257
JPMorgan Chase & Co.	136,549	8,272,139
PNC Financial Services Group, Inc. (The)	44,447	4,144,238
U.S. Bancorp	22,653	989,257
Wells Fargo & Co.	88,071	4,791,062

		38,457,347

Capital Markets 5.8%
Bank of New York Mellon Corp. (The)	93,257	3,752,662
Goldman Sachs Group, Inc. (The)	13,411	2,520,866
Morgan Stanley	114,546	4,088,147
State Street Corp.	55,669	4,093,341

		14,455,016

Communications Equipment 2.0%
Cisco Systems, Inc.	181,397	4,992,952

Diversified Telecommunication Services 0.3%
Frontier Communications Corp.	102,558	723,034

Electric Utilities 0.5%
FirstEnergy Corp.	33,399	1,170,969

Electrical Equipment 1.0%
Emerson Electric Co.	44,498	2,519,477

Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	83,149	1,885,819

Energy Equipment & Services 3.5%
Halliburton Co.	55,295	2,426,344
Noble Corp. PLC	100,799	1,439,410
Weatherford International PLC*	393,680	4,842,264

		8,708,018

Food & Staples Retailing 1.2%
CVS Health Corp.	13,413	1,384,356
Wal-Mart Stores, Inc.	19,790	1,627,727

		3,012,083

Food Products 3.0%
ConAgra Foods, Inc.	115,087	4,204,128
Mondelez International, Inc., Class A	48,679	1,756,825
Unilever NV, NYRS-UK	37,382	1,561,073

		7,522,026

Health Care Equipment & Supplies 0.7%
Medtronic PLC	22,958	1,790,494

Health Care Providers & Services 2.2%
Anthem, Inc.	21,514	3,321,977
Express Scripts Holding Co.*	23,545	2,042,999

		5,364,976

Hotels, Restaurants & Leisure 2.4%
Carnival Corp.	123,600	5,913,024

Household Durables 0.8%
Newell Rubbermaid, Inc.	47,564	1,858,325

Industrial Conglomerates 2.6%
General Electric Co.	256,729	6,369,446

Insurance 3.7%
Aflac, Inc.	39,733	2,543,310
Allstate Corp. (The)	45,749	3,255,956
MetLife, Inc.	68,946	3,485,220

		9,284,486

Internet Software & Services 2.3%
eBay, Inc.*	76,720	4,425,210
Yahoo!, Inc.*	30,134	1,339,004

		5,764,214

Machinery 1.3%
Ingersoll-Rand PLC	47,400	3,226,992

Media 7.0%
CBS Corp. Non-Voting Shares, Class B	21,445	1,300,210
Comcast Corp., Class A	63,911	3,609,054
Time Warner Cable, Inc.	21,867	3,277,426
Time Warner, Inc.	20,134	1,700,115
Twenty-First Century Fox, Inc., Class B	95,380	3,136,095
Viacom, Inc.,Class B	62,840	4,291,972

		17,314,872

Metals & Mining 0.7%
Alcoa, Inc.	133,356	1,722,960

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Multiline Retail 3.1%
Kohl’s Corp.	60,484	$4,732,873
Target Corp.	34,717	2,849,224

		7,582,097

Multi-Utilities 0.4%
PG&E Corp.	18,797	997,557

Oil, Gas & Consumable Fuels 12.0%
BP PLC,ADR-UK	118,076	4,617,952
Chevron Corp.	26,250	2,755,725
Devon Energy Corp.	48,793	2,942,706
Hess Corp.	22,760	1,544,721
Murphy Oil Corp.	60,771	2,831,929
Occidental Petroleum Corp.	29,524	2,155,252
QEP Resources, Inc.	105,674	2,203,303
Royal Dutch Shell PLC, Class A,ADR-NL	85,762	5,115,703
Suncor Energy, Inc.	189,991	5,557,237

		29,724,528

Paper & Forest Products 1.0%
International Paper Co.	44,878	2,490,280

Pharmaceuticals 9.7%
AbbVie, Inc.	34,003	1,990,536
Bristol-Myers Squibb Co.	29,481	1,901,524
GlaxoSmithKline PLC,ADR-UK	21,874	1,009,485
Merck & Co., Inc.	85,145	4,894,135
Novartis AGREG	44,241	4,366,608
Pfizer, Inc.	124,078	4,316,674
Roche Holding AG,ADR-CH	58,932	2,026,082
Sanofi, ADR-FR	68,699	3,396,478

		23,901,522

Semiconductors & Semiconductor Equipment 1.0%
Intel Corp.	78,899	2,467,172

Software 4.2%
Autodesk, Inc.*	14,537	852,450
Citrix Systems, Inc.*	44,640	2,851,157
Microsoft Corp.	75,121	3,054,044
Symantec Corp.	156,428	3,654,940

		10,412,591

Technology Hardware, Storage & Peripherals 2.1%
Hewlett-Packard Co.	106,824	3,328,636
NetApp, Inc.	49,425	1,752,610

		5,081,246

Textiles, Apparel & Luxury Goods 0.4%
Fossil Group, Inc.*	11,667	961,944

Total Investments (cost $179,578,834)(a) — 97.3%		240,885,185
Other assets in excess of liabilities — 2.7%		6,689,213

NET ASSETS — 100.0%		$247,574,398

*	Denotes a non-income producing security.
(a)	At March 31, 2015, the tax basis cost of the Fund’s investments was $183,677,104, tax unrealized appreciation and depreciation were $62,191,287 and $(4,983,206), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
FR	France
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
REG	Registered Shares
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

At March 31, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Canadian Imperial Bank of Commerce	04/13/15	(820,554)	$(1,226,072)	$(1,217,118)	$8,954
British Pound	Barclays Bank PLC	04/13/15	(820,553)	(1,226,144)	(1,217,116)	9,028
British Pound	Goldman Sachs International	04/13/15	(820,554)	(1,225,981)	(1,217,118)	8,863
British Pound	Deutsche Bank Securities, Inc.	04/13/15	(820,554)	(1,226,211)	(1,217,117)	9,094
Canadian Dollar	Canadian Imperial Bank of Commerce	04/13/15	(1,553,629)	(1,216,624)	(1,226,528)	(9,904)
Canadian Dollar	Deutsche Bank Securities, Inc.	04/13/15	(1,553,676)	(1,216,737)	(1,226,565)	(9,828)
Canadian Dollar	Barclays Bank PLC	04/13/15	(1,553,676)	(1,216,656)	(1,226,565)	(9,909)
Canadian Dollar	Goldman Sachs International	04/13/15	(1,553,677)	(1,216,549)	(1,226,565)	(10,016)
Euro	Barclays Bank PLC	04/13/15	(1,832,539)	(1,938,929)	(1,970,723)	(31,794)
Euro	Canadian Imperial Bank of Commerce	04/13/15	(1,832,567)	(1,938,865)	(1,970,753)	(31,888)
Euro	Royal Bank of Canada	04/13/15	(1,832,539)	(1,938,240)	(1,970,723)	(32,483)
Euro	Deutsche Bank Securities, Inc.	04/13/15	(1,832,539)	(1,938,185)	(1,970,723)	(32,538)
Euro	Goldman Sachs International	04/13/15	(1,832,539)	(1,938,042)	(1,970,723)	(32,681)
Swiss Franc	Barclays Bank PLC	04/13/15	(1,271,744)	(1,262,753)	(1,309,196)	(46,443)
Swiss Franc	Canadian Imperial Bank of Commerce	04/13/15	(1,271,781)	(1,263,317)	(1,309,234)	(45,917)
Swiss Franc	Deutsche Bank Securities, Inc.	04/13/15	(1,271,743)	(1,263,467)	(1,309,194)	(45,727)
Swiss Franc	Deutsche Bank Securities, Inc.	04/13/15	(171,742)	(171,406)	(176,800)	(5,394)
Swiss Franc	Goldman Sachs International	04/13/15	(1,271,743)	(1,263,248)	(1,309,195)	(45,947)

Total Short Contracts				$(24,687,426)	$(25,041,956)	$(354,530)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
British Pound	Barclays Bank PLC	04/13/15	155,012	$231,065	$229,927	$(1,138)
Canadian Dollar	Canadian Imperial Bank of Commerce	04/13/15	421,856	332,705	333,039	334
Euro	Goldman Sachs International	04/13/15	702,198	745,945	755,148	9,203

Total Long Contracts				$1,309,715	$1,318,114	$8,399

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$5,521,432	$—	$—	$5,521,432
Auto Components	4,780,098	—	—	4,780,098
Automobiles	4,908,188	—	—	4,908,188
Banks	38,457,347	—	—	38,457,347
Capital Markets	14,455,016	—	—	14,455,016
Communications Equipment	4,992,952	—	—	4,992,952
Diversified Telecommunication Services	723,034	—	—	723,034
Electric Utilities	1,170,969	—	—	1,170,969
Electrical Equipment	2,519,477	—	—	2,519,477
Electronic Equipment, Instruments & Components	1,885,819	—	—	1,885,819
Energy Equipment & Services	8,708,018	—	—	8,708,018
Food & Staples Retailing	3,012,083	—	—	3,012,083
Food Products	7,522,026	—	—	7,522,026
Health Care Equipment & Supplies	1,790,494	—	—	1,790,494
Health Care Providers & Services	5,364,976	—	—	5,364,976
Hotels, Restaurants & Leisure	5,913,024	—	—	5,913,024
Household Durables	1,858,325	—	—	1,858,325
Industrial Conglomerates	6,369,446	—	—	6,369,446

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Insurance	$9,284,486	$—	$—	$9,284,486
Internet Software & Services	5,764,214	—	—	5,764,214
Machinery	3,226,992	—	—	3,226,992
Media	17,314,872	—	—	17,314,872
Metals & Mining	1,722,960	—	—	1,722,960
Multiline Retail	7,582,097	—	—	7,582,097
Multi-Utilities	997,557	—	—	997,557
Oil, Gas & Consumable Fuels	29,724,528	—	—	29,724,528
Paper & Forest Products	2,490,280	—	—	2,490,280
Pharmaceuticals	19,534,914	4,366,608	—	23,901,522
Semiconductors & Semiconductor Equipment	2,467,172	—	—	2,467,172
Software	10,412,591	—	—	10,412,591
Technology Hardware, Storage & Peripherals	5,081,246	—	—	5,081,246
Textiles, Apparel & Luxury Goods	961,944	—	—	961,944

Total Common Stocks	$236,518,577	$4,366,608	$—	$240,885,185

Forward Foreign Currency Contracts	—	45,476	—	45,476

Total Assets	$236,518,577	$4,412,084	$—	$240,930,661

Liabilities:
Forward Foreign Currency Contracts	—	(391,607)	—	(391,607)

Total Liabilities	$—	$(391,607)	$—	$(391,607)

Total	$236,518,577	$4,020,477	$—	$240,539,054

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Invesco NVIT Comstock Value Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2015

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$45,476

Total		$45,476

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(391,607)

Total		$(391,607)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2015 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund

Mutual Fund 1.4%

	Shares	Market Value
Closed-End Mutual Fund 1.4%
Morgan Stanley India Investment Fund, Inc.*	3,050	$85,004

Total Mutual Funds (cost $75,945)		85,004

Exchange Traded Funds 74.7%

Equity Funds 62.8%
Alerian MLP ETF	8,475	140,431
Guggenheim S&P 500 Equal Weight ETF	3,680	298,264
iShares MSCI Emerging Markets ETF	3,700	148,481
iShares MSCI Germany ETF	15,090	450,286
iShares MSCI Japan ETF	22,645	283,742
iShares MSCI Spain Capped ETF	9,000	313,020
iShares MSCI Taiwan ETF	9,315	146,618
iShares MSCI USA Minimum Volatility ETF	5,620	231,881
iShares North American Tech ETF	1,720	177,366
iShares U.S. Consumer Services ETF	2,105	303,520
iShares U.S. Medical Devices ETF	1,320	158,783
PowerShares Aerospace & Defense Portfolio	4,260	156,512
PowerShares Buyback Achievers Portfolio	6,120	301,777
SPDR Barclays Convertible Securities ETF	6,275	299,694
SPDR Russell/Nomura PRIME Japan ETF	6,020	290,826

Total Equity Funds (cost $3,572,324)		3,701,201

Fixed Income Funds 11.9%
PowerShares Fundamental High Yield Corporate Bond Portfolio	21,740	412,408
Vanguard Short-Term Corporate Bond ETF	3,595	288,355

Total Fixed Income Funds (cost $704,606)		700,763

Total Exchange Traded Funds (cost $4,276,930)		4,401,964

Exchange Traded Notes 3.3%

	Principal Amount	Market Value

Exchange Traded Notes 3.3%
VelocityShares Daily Inverse VIX Medium Term ETN*	$2,770	$116,561
VelocityShares Daily Inverse VIX Short Term ETN*	2,220	76,901

Total Exchange Traded Notes (cost $181,978)		193,462

Total Investments (cost $4,534,853)(a) — 79.4%		4,680,430
Other assets in excess of liabilities — 20.6%		1,216,852

NET ASSETS — 100.0%		$5,897,282

*	Denotes a non-income producing security.
(a)	At March 31, 2015, the tax basis cost of the Fund’s investments was $4,550,350, tax unrealized appreciation and depreciation were $152,038 and $(21,958), respectively.

ETF	Exchange Traded Fund
ETN	Exchange Traded Note
VIX	Chicago Board Options Exchange Volatility Index

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund (Continued)

At March 31, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro	State Street Bank and Trust Co.	06/09/15	(691,175)	$(732,200)	$(743,878)	$(11,678)
Japanese Yen	State Street Bank and Trust Co.	06/09/15	(35,377,399)	(292,100)	(295,250)	(3,150)

Total Short Contracts				$(1,024,300)	$(1,039,128)	$(14,828)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$4,401,964	$—	$—	$4,401,964
Exchange Traded Notes	193,462	—	—	193,462
Mutual Fund	85,004	—	—	85,004

Total Assets	$4,680,430	$—	$—	$4,680,430

Liabilities:
Forward Foreign Currency Contracts	—	(14,828)	—	(14,828)

Total Liabilities	$—	$(14,828)	$—	$(14,828)

Total	$4,680,430	$(14,828)	$—	$4,665,602

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Lazard NVIT Flexible Opportunistic Strategies Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2015

Liabilities:		Fair Value
Forward foreign currency contracts	Unrealized depreciation from futures contracts	$(14,828)

Total		$(14,828)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2015 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund

Mutual Funds 100.3%

	Shares	Market Value
Equity Funds 85.1%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	9,951	$191,958
DFA Real Estate Securities Portfolio, Institutional Class	4,111	141,159
DFA U.S. Core Equity 1 Portfolio, Institutional Class	31,642	577,782
DFA U.S. Small Cap Portfolio, Institutional Class	8,650	279,668
DFA VA International Small Portfolio	21,452	246,483
DFA VA International Value Portfolio	40,466	492,872
DFA VA U.S. Large Value Portfolio	17,832	410,132

Total Equity Funds (cost $2,265,209)		2,340,054

Fixed Income Funds 13.2%
DFA VA Global Bond Portfolio	18,013	195,617
DFA VA Short-Term Fixed Portfolio	16,344	166,872

Total Fixed Income Funds (cost $361,831)		362,489

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	55,439	55,439

Total Money Market Fund (cost $55,439)		55,439

Total Mutual Funds (cost $2,682,479)		2,757,982

Total Investments (cost $2,682,479)(c) — 100.3%		2,757,982
Liabilities in excess of other assets — (0.3)%		(8,862)

NET ASSETS — 100.0%		$2,749,120

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2015.
(b)	Investment in affiliate.
(c)	At March 31, 2015, the tax basis cost of the Fund’s investments was $2,685,638, tax unrealized appreciation and depreciation were $114,159 and $(41,815), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2015 (Unaudited)

Loring Ward NVIT Moderate Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 65.0%
DFA U.S. Core Equity 1 Portfolio, Institutional Class	100,252	$1,830,602
DFA U.S. Small Cap Portfolio, Institutional Class	24,265	784,479
DFA VA International Small Portfolio	75,412	866,489
DFA VA International Value Portfolio	134,782	1,641,642
DFA VA U.S. Large Value Portfolio	49,913	1,147,998

Total Equity Funds (cost $5,999,890)		6,271,210

Fixed Income Funds 33.1%
DFA Intermediate Government Fixed
Income Portfolio, Institutional Class	129,618	1,653,920
DFA VA Short-Term Fixed Portfolio	150,789	1,539,560

Total Fixed Income Funds (cost $3,168,945)		3,193,480

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	188,597	188,597

Total Money Market Fund (cost $188,597)		188,597

Total Mutual Funds (cost $9,357,432)		9,653,287

Total Investments (cost $9,357,432)(c) — 100.1%		9,653,287
Liabilities in excess of other assets — (0.1)%		(11,585)

NET ASSETS — 100.0%		$9,641,702

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2015.
(b)	Investment in affiliate.
(c)	At March 31, 2015, the tax basis cost of the Fund’s investments was $9,360,419, tax unrealized appreciation and depreciation were $377,637 and $(84,769), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Loring Ward NVIT Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

At March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2015 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 99.1%

	Shares	Market Value
Aerospace & Defense 4.2%
Boeing Co. (The)	41,000	$6,153,280
Raytheon Co.	30,500	3,332,125

		9,485,405

Banks 6.5%
JPMorgan Chase & Co.	140,000	8,481,200
Wells Fargo & Co.	112,000	6,092,800

		14,574,000

Capital Markets 3.8%
Goldman Sachs Group, Inc. (The)	45,000	8,458,650

Chemicals 1.7%
Scotts Miracle-Gro Co. (The), Class A	57,000	3,828,690

Commercial Services & Supplies 2.8%
Covanta Holding Corp.	102,000	2,287,860
Pitney Bowes, Inc.	175,000	4,081,000

		6,368,860

Consumer Finance 2.4%
American Express Co.	68,000	5,312,160

Containers & Packaging 3.1%
Sealed Air Corp.	150,000	6,834,000

Diversified Financial Services 7.5%
Berkshire Hathaway, Inc., Class B*	57,000	8,226,240
Intercontinental Exchange, Inc.	37,000	8,630,990

		16,857,230

Electrical Equipment 2.2%
ABB Ltd.,ADR-CH*	119,000	2,519,230
Rockwell Automation, Inc.	20,000	2,319,800

		4,839,030

Energy Equipment & Services 2.2%
Schlumberger Ltd.	60,000	5,006,400

Food Products 1.4%
Mondelez International, Inc., Class A	89,000	3,212,010

Gas Utilities 1.8%
National Fuel Gas Co.	65,000	3,921,450

Health Care Equipment & Supplies 1.8%
Hill-Rom Holdings, Inc.	80,000	3,920,000

Health Care Providers & Services 9.9%
Aetna, Inc.	56,000	5,965,680
Cardinal Health, Inc.	93,000	8,395,110
HCA Holdings, Inc.*	63,500	4,777,105
Henry Schein, Inc.*	22,000	3,071,640

		22,209,535

Hotels, Restaurants & Leisure 2.2%
Hyatt Hotels Corp., Class A*	85,000	5,033,700

Household Products 1.8%
Procter & Gamble Co. (The)	49,000	4,015,060

Industrial Conglomerates 2.9%
3M Co.	40,000	6,598,000

Internet Software & Services 6.7%
eBay, Inc.*	158,000	9,113,440
Google, Inc., Class C*	10,700	5,863,600

		14,977,040

Machinery 2.8%
Stanley Black & Decker, Inc.	65,000	6,198,400

Media 5.5%
Omnicom Group, Inc.	81,000	6,316,380
Twenty-First Century Fox, Inc., Class A	178,000	6,023,520

		12,339,900

Metals & Mining 2.4%
Carpenter Technology Corp.	140,000	5,443,200

Oil, Gas & Consumable Fuels 6.7%
Apache Corp.	54,000	3,257,820
Cabot Oil & Gas Corp.	121,000	3,573,130
Pioneer Natural Resources Co.	22,000	3,597,220
Range Resources Corp.	90,000	4,683,600

		15,111,770

Pharmaceuticals 3.8%
Pfizer, Inc.	245,000	8,523,550

Professional Services 2.2%
Nielsen NV	110,000	4,902,700

Road & Rail 4.5%
CSX Corp.	182,000	6,027,840
Hertz Global Holdings, Inc.*	183,000	3,967,440

		9,995,280

Software 3.7%
Activision Blizzard, Inc.	197,000	4,476,825
Microsoft Corp.	95,000	3,862,225

		8,339,050

Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.	36,000	4,479,480

Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.	40,000	1,340,400

Total Investments (cost $175,664,565)(a) — 99.1%		222,124,950
Other assets in excess of liabilities — 0.9%		1,961,863

NET ASSETS — 100.0%		$224,086,813

*	Denotes a non-income producing security.
(a)	At March 31, 2015, the tax basis cost of the Fund’s investments was $175,809,459, tax unrealized appreciation and depreciation were $51,309,159 and $(4,993,668), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund (Continued)

ADR	American Depositary Receipt
CH	Switzerland
Ltd.	Limited
NV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2015 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 98.8%

	Shares	Market Value
Airlines 2.1%
Ryanair Holdings PLC, ADR-IE	49,639	$3,314,396

Auto Components 2.3%
BorgWarner, Inc.	61,315	3,708,331

Banks 3.6%
U.S. Bancorp	130,079	5,680,550

Chemicals 2.9%
Novozymes A/S, Class B	33,189	1,515,045
Praxair, Inc.	25,407	3,067,641

		4,582,686

Commercial Services & Supplies 1.4%
Herman Miller, Inc.	81,531	2,263,301

Consumer Finance 4.4%
American Express Co.	89,390	6,983,147

Diversified Financial Services 3.0%
Intercontinental Exchange, Inc.	20,544	4,792,299

Diversified Telecommunication Services 1.4%
Level 3 Communications, Inc.*	40,796	2,196,457

Electric Utilities 3.0%
Eversource Energy	95,452	4,822,235

Energy Equipment & Services 3.4%
Schlumberger Ltd.	64,210	5,357,682

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	23,723	3,593,916

Food Products 3.5%
Unilever NV, NYRS-UK	130,647	5,455,819

Health Care Equipment & Supplies 5.9%
Abbott Laboratories	85,122	3,943,702
Becton, Dickinson and Co.	37,195	5,340,830

		9,284,532

Health Care Providers & Services 1.2%
Premier, Inc., Class A*	51,150	1,922,217

Household Durables 5.0%
Newell Rubbermaid, Inc.	201,387	7,868,190

Industrial Conglomerates 7.4%
3M Co.	28,836	4,756,498
Danaher Corp.	82,073	6,967,998

		11,724,496

Information Technology Services 4.6%
Alliance Data Systems Corp.*	16,378	4,851,983
MasterCard, Inc., Class A	28,303	2,445,096

		7,297,079

Insurance 4.4%
Progressive Corp. (The)	255,197	6,941,358

Internet Software & Services 3.7%
eBay, Inc.*	102,315	5,901,529

Oil, Gas & Consumable Fuels 3.3%
Cimarex Energy Co.	13,154	1,513,894
Noble Energy, Inc.	76,629	3,747,158

		5,261,052

Pharmaceuticals 4.4%
Roche Holding AG, ADR-CH	111,092	3,819,343
Sanofi, ADR-FR	63,871	3,157,782

		6,977,125

Professional Services 4.3%
ManpowerGroup, Inc.	24,279	2,091,636
Robert Half International, Inc.	77,014	4,660,887

		6,752,523

Semiconductors & Semiconductor Equipment 5.2%
Texas Instruments, Inc.	142,993	8,177,055

Software 4.5%
Adobe Systems, Inc.*	21,588	1,596,217
Intuit, Inc.	56,089	5,438,389

		7,034,606

Specialty Retail 5.2%
O’Reilly Automotive, Inc.*	14,925	3,227,382
TJX Cos., Inc. (The)	70,855	4,963,393

		8,190,775

Textiles, Apparel & Luxury Goods 1.0%
Gildan Activewear, Inc.	53,412	1,576,722

Trading Companies & Distributors 5.4%
NOW, Inc.*	171,422	3,709,572
W.W. Grainger, Inc.	20,311	4,789,537

		8,499,109

Total Investments (cost $115,005,771)(a) — 98.8%		156,159,187
Other assets in excess of liabilities — 1.2%		1,828,376

NET ASSETS — 100.0%		$157,987,563

*	Denotes a non-income producing security.
(a)	At March 31, 2015, the tax basis cost of the Fund’s investments was $115,334,056, tax unrealized appreciation and depreciation were $42,882,109 and $(2,056,978), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund (Continued)

ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CH	Switzerland
FR	France
IE	Ireland
Ltd.	Limited
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$3,314,396	$—	$—	$3,314,396
Auto Components	3,708,331	—	—	3,708,331
Banks	5,680,550	—	—	5,680,550
Chemicals	3,067,641	1,515,045	—	4,582,686
Commercial Services & Supplies	2,263,301	—	—	2,263,301
Consumer Finance	6,983,147	—	—	6,983,147
Diversified Financial Services	4,792,299	—	—	4,792,299
Diversified Telecommunication Services	2,196,457	—	—	2,196,457
Electric Utilities	4,822,235	—	—	4,822,235
Energy Equipment & Services	5,357,682	—	—	5,357,682
Food & Staples Retailing	3,593,916	—	—	3,593,916
Food Products	5,455,819	—	—	5,455,819
Health Care Equipment & Supplies	9,284,532	—	—	9,284,532
Health Care Providers & Services	1,922,217	—	—	1,922,217
Household Durables	7,868,190	—	—	7,868,190
Industrial Conglomerates	11,724,496	—	—	11,724,496
Information Technology Services	7,297,079	—	—	7,297,079
Insurance	6,941,358	—	—	6,941,358
Internet Software & Services	5,901,529	—	—	5,901,529
Oil, Gas & Consumable Fuels	5,261,052	—	—	5,261,052
Pharmaceuticals	6,977,125	—	—	6,977,125
Professional Services	6,752,523	—	—	6,752,523
Semiconductors & Semiconductor Equipment	8,177,055	—	—	8,177,055

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Software	$7,034,606	$—	$—	$7,034,606
Specialty Retail	8,190,775	—	—	8,190,775
Textiles, Apparel & Luxury Goods	1,576,722	—	—	1,576,722
Trading Companies & Distributors	8,499,109	—	—	8,499,109

Total Common Stocks	$154,644,142	$1,515,045	$—	$156,159,187

Total	$154,644,142	$1,515,045	$—	$156,159,187

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.1%

	Principal Amount	Market Value
Automobiles 0.1%
Toyota Auto Receivables Owner Trust, Series 2014-A, Class A4, 1.18%, 06/17/19	$1,500,000	$1,502,305

Credit Card 0.0%†
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 03/15/21	1,250,000	1,240,489

Total Asset-Backed Securities (cost $2,721,119)		2,742,794

Commercial Mortgage Backed Securities 2.2%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2007-1, Class A4, 5.45%, 01/15/49	2,139,025	2,274,217
Series 2007-3, Class A4, 5.57%, 06/10/49(a)	3,000,000	3,201,462
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.13%, 12/10/49(a)	921,793	1,007,433
COMM Mortgage Trust Series 2013-CR8, Class A5, 3.61%, 06/10/46(a)	1,000,000	1,075,876
Series 2015-DC1, Class A5, 3.35%, 02/10/48	1,000,000	1,042,749
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.96%, 03/10/47	1,500,000	1,639,653
CW Capital Cobalt Ltd., Series 2007-C3, Class A4, 5.76%, 05/15/46(a)	1,831,349	1,978,950
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K003, Class A5, 5.09%, 03/25/19	400,000	451,247
Series K004, Class A1, 3.41%, 05/25/19	609,803	639,669
Series K006, Class A1, 3.40%, 07/25/19	442,993	464,602
Series K006, Class A2, 4.25%, 01/25/20	200,000	221,462
Series K008, Class A1, 2.75%, 12/25/19	78,817	81,577
Series K013, Class A2, 3.97%, 01/25/21(a)	500,000	553,025
Series K014, Class A1, 2.79%, 10/25/20	206,132	214,408
Series K020, Class A2, 2.37%, 05/25/22	1,500,000	1,519,811
Series K024, Class A2, 2.57%, 09/25/22	100,000	102,438
Series K026, Class A2, 2.51%, 11/25/22	900,000	916,960
Series K031, Class A2, 3.30%, 04/25/23(a)	400,000	429,051
Series K033, Class A2, 3.06%, 07/25/23(a)	950,000	1,000,364
Series K034, Class A2, 3.53%, 07/25/23(a)	1,900,000	2,067,077
Series K037, Class A2, 3.49%, 01/25/24	800,000	867,604
Series K038, Class A1, 2.60%, 10/25/23	336,905	348,505
Series K713, Class A2, 2.31%, 03/25/20	1,000,000	1,028,602
Federal National Mortgage Association-ACES Series 2013-M6, Class 1AC, 4.21%, 02/25/43(a)	250,000	272,252
Series 2014-M6, Class A2, 2.68%, 05/25/21(a)	250,000	258,861
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, 12/10/49	1,750,000	1,886,015
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 05/10/45	2,500,000	2,651,215
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/15/47	1,000,000	1,078,697
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP9, Class A3, 5.34%, 05/15/47	2,941,557	3,098,148
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	420,000	445,607
Series 2011-C5, Class A3, 4.17%, 08/15/46	950,000	1,052,315
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.87%, 08/12/49(a)	800,000	867,527
Morgan Stanley Capital I, Inc. Series 2007-IQ14, Class A4, 5.69%, 04/15/49(a)	1,500,000	1,608,558
Series 2012-C4, Class A2, 2.11%, 03/15/45	1,000,000	1,008,660

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5, 5.72%, 05/15/43(a)	$800,000	$829,767
Series 2007-C31, Class A4, 5.51%, 04/15/47	2,000,000	2,108,632
Series 2007-C33, Class A4, 5.96%, 02/15/51(a)	1,932,104	2,060,816
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class A5, 3.34%, 06/15/46	1,750,000	1,845,592

Total Commercial Mortgage Backed Securities (cost $41,939,035)		44,199,404

Corporate Bonds 25.2%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
Boeing Capital Corp., 4.70%, 10/27/19	250,000	281,420
Boeing Co. (The), 4.88%, 02/15/20	500,000	574,679
3.30%, 03/01/35	130,000	129,182
Embraer SA, 5.15%, 06/15/22	350,000	362,688
General Dynamics Corp., 1.00%, 11/15/17	500,000	499,883
3.88%, 07/15/21	100,000	109,767
L-3 Communications Corp., 3.95%, 11/15/16	150,000	155,867
5.20%, 10/15/19	500,000	555,341
Lockheed Martin Corp., 2.90%, 03/01/25	500,000	503,600
3.60%, 03/01/35	110,000	109,944
4.07%, 12/15/42	393,000	410,485
Northrop Grumman Corp., 3.50%, 03/15/21	500,000	527,002
4.75%, 06/01/43	250,000	282,025
Raytheon Co., 6.40%, 12/15/18	206,000	240,890
3.13%, 10/15/20	250,000	263,695
3.15%, 12/15/24	145,000	150,537
4.70%, 12/15/41	150,000	170,372
United Technologies Corp., 1.80%, 06/01/17	600,000	611,045
4.50%, 04/15/20	250,000	280,822
6.13%, 07/15/38	400,000	532,462
4.50%, 06/01/42	500,000	554,569

		7,306,275

Airlines 0.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	457,920	501,422
Continental Airlines Pass Through Trust, Series 2012-1, Class A, 4.15%, 04/11/24	324,160	343,610
Southwest Airlines Co., 5.13%, 03/01/17	147,000	157,177
United Airlines Pass Through Trust, Series 2009-2A, 9.75%, 07/15/18	237,439	263,557
Series 2013-1, Class A, 4.30%, 08/15/25	488,451	521,421

		1,787,187

Auto Components 0.1%
BorgWarner, Inc., 3.38%, 03/15/25	135,000	138,954
Delphi Corp., 4.15%, 03/15/24	475,000	504,960
Johnson Controls, Inc., 4.25%, 03/01/21	150,000	162,897
3.75%, 12/01/21	600,000	635,526
4.63%, 07/02/44	350,000	375,382

		1,817,719

Automobiles 0.4%
American Honda Finance Corp., 1.20%, 07/14/17	500,000	501,295
Daimler Finance North America LLC, 8.50%, 01/18/31	250,000	395,752
Ford Motor Co., 7.45%, 07/16/31	500,000	690,295
4.75%, 01/15/43(b)	350,000	382,681
Ford Motor Credit Co. LLC, 1.70%, 05/09/16	500,000	502,326
4.25%, 02/03/17	1,000,000	1,050,064
3.00%, 06/12/17	350,000	360,703
2.38%, 03/12/19	750,000	758,713
3.66%, 09/08/24(b)	500,000	515,887
Toyota Motor Credit Corp., 2.00%, 10/24/18	500,000	510,182
2.10%, 01/17/19	650,000	661,254
2.13%, 07/18/19	500,000	507,975
2.15%, 03/12/20	500,000	504,638
3.30%, 01/12/22	500,000	529,633

		7,871,398

Banks 4.5%
Abbey National Treasury Services PLC, 4.00%, 04/27/16	200,000	206,218
2.38%, 03/16/20	500,000	503,566

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Abbey National Treasury Services PLC, (continued)
4.00%, 03/13/24	$500,000	$535,315
Australia & New Zealand Banking Group Ltd., 1.50%, 01/16/18(b)	500,000	501,031
Bank of America Corp., 3.88%, 03/22/17	500,000	523,267
1.70%, 08/25/17	500,000	501,934
2.00%, 01/11/18	600,000	604,529
Series L, 5.65%, 05/01/18	3,200,000	3,549,658
Series L, 2.60%, 01/15/19	500,000	508,896
Series L, 2.65%, 04/01/19(b)	500,000	509,467
5.63%, 07/01/20	1,000,000	1,152,875
5.00%, 05/13/21	700,000	790,146
5.70%, 01/24/22	750,000	876,929
3.30%, 01/11/23	500,000	506,519
4.10%, 07/24/23	750,000	800,286
4.00%, 04/01/24	350,000	372,301
4.25%, 10/22/26	435,000	449,069
5.88%, 02/07/42	250,000	318,035
5.00%, 01/21/44	350,000	401,738
Bank of America NA, 6.00%, 06/15/16	295,000	311,084
5.30%, 03/15/17	200,000	213,598
Bank of Montreal, 1.45%, 04/09/18	750,000	749,476
Bank of New York Mellon Corp. (The), 2.30%, 07/28/16	200,000	203,982
1.30%, 01/25/18	500,000	498,303
3.25%, 09/11/24	750,000	775,136
Series G, 3.00%, 02/24/25	205,000	207,977
Bank of Nova Scotia, 1.45%, 04/25/18	500,000	498,605
2.80%, 07/21/21	500,000	510,769
Bank One Corp., 8.00%, 04/29/27	290,000	402,749
Barclays Bank PLC, 2.50%, 02/20/19	500,000	510,170
5.13%, 01/08/20	500,000	568,297
5.14%, 10/14/20	250,000	277,754
Barclays PLC, 2.00%, 03/16/18	500,000	502,708
3.65%, 03/16/25	360,000	361,098
BB&T Corp., 2.15%, 03/22/17	100,000	101,821
2.05%, 06/19/18	750,000	760,333
2.45%, 01/15/20	500,000	508,628
BNP Paribas SA, 2.70%, 08/20/18	250,000	257,710
5.00%, 01/15/21	250,000	283,381
3.25%, 03/03/23	500,000	510,885
BPCE SA, 4.00%, 04/15/24	475,000	507,334
Branch Banking & Trust Co., 1.35%, 10/01/17	500,000	501,270
Canadian Imperial Bank of Commerce, 1.35%, 07/18/16(b)	500,000	504,290
Capital One Financial Corp., 5.25%, 02/21/17	304,000	325,830
4.75%, 07/15/21	300,000	336,370
3.75%, 04/24/24	700,000	726,528
Capital One NA, 1.50%, 03/22/18	300,000	298,198
2.40%, 09/05/19	500,000	501,808
Citigroup, Inc., 4.45%, 01/10/17	1,000,000	1,053,949
6.13%, 11/21/17	500,000	555,543
1.75%, 05/01/18	1,000,000	998,248
8.50%, 05/22/19	500,000	622,689
2.50%, 07/29/19	500,000	507,129
5.38%, 08/09/20	250,000	286,036
4.50%, 01/14/22	650,000	717,665
3.88%, 10/25/23	750,000	791,678
3.75%, 06/16/24	500,000	522,581
4.30%, 11/20/26	500,000	517,146
6.63%, 06/15/32	333,000	415,294
5.88%, 02/22/33	118,000	137,325
8.13%, 07/15/39	350,000	550,578
6.68%, 09/13/43	250,000	333,364
Commonwealth Bank of Australia, 2.50%, 09/20/18	500,000	515,003
2.30%, 03/12/20	500,000	504,502
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.38%, 01/19/17	500,000	521,101
1.70%, 03/19/18	750,000	756,620
4.63%, 12/01/23	250,000	270,263
5.25%, 05/24/41	175,000	212,567
5.75%, 12/01/43	250,000	310,716
Credit Suisse, 2.30%, 05/28/19	600,000	606,121
4.38%, 08/05/20	400,000	443,699
3.63%, 09/09/24	500,000	516,783
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20(c)	1,000,000	1,005,705
3.75%, 03/26/25(c)	390,000	394,561
Discover Bank, 4.20%, 08/08/23	500,000	528,843

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Fifth Third Bancorp, 3.50%, 03/15/22	$700,000	$732,883
HSBC Bank USA NA, 5.63%, 08/15/35	250,000	310,261
HSBC Holdings PLC, 5.10%, 04/05/21(b)	500,000	571,034
4.25%, 03/14/24	500,000	524,674
6.50%, 05/02/36	400,000	505,720
6.50%, 09/15/37	600,000	765,585
HSBC USA, Inc., 2.63%, 09/24/18	500,000	514,853
2.38%, 11/13/19	500,000	504,443
3.50%, 06/23/24	500,000	522,473
Intesa Sanpaolo SpA, 2.38%, 01/13/17	500,000	505,962
3.88%, 01/16/18	500,000	524,591
JPMorgan Chase & Co., 3.15%, 07/05/16	350,000	359,084
1.35%, 02/15/17	750,000	752,898
1.80%, 01/25/18	1,000,000	1,007,543
2.25%, 01/23/20	500,000	501,071
4.25%, 10/15/20	350,000	381,673
4.63%, 05/10/21	500,000	558,510
3.38%, 05/01/23	250,000	251,681
3.88%, 09/10/24	1,000,000	1,025,890
5.60%, 07/15/41	400,000	489,422
5.40%, 01/06/42	500,000	598,703
4.85%, 02/01/44	500,000	570,577
JPMorgan Chase Bank NA, 6.00%, 07/05/17	2,210,000	2,431,597
6.00%, 10/01/17	1,000,000	1,106,844
KeyBank NA, 2.50%, 12/15/19	250,000	254,814
6.95%, 02/01/28	225,000	299,549
KeyCorp, 2.30%, 12/13/18	500,000	508,038
Korea Finance Corp., 4.63%, 11/16/21	200,000	225,310
Kreditanstalt fuer Wiederaufbau, 0.50%, 04/19/16	2,000,000	2,001,920
2.00%, 06/01/16	500,000	509,044
0.88%, 09/05/17	1,000,000	1,000,906
4.38%, 03/15/18	600,000	658,962
1.00%, 06/11/18	2,500,000	2,495,235
2.75%, 09/08/20	400,000	424,487
Landwirtschaftliche Rentenbank, 2.13%, 07/15/16	250,000	255,245
5.13%, 02/01/17	750,000	810,184
1.00%, 04/04/18	1,000,000	998,251
Lloyds Bank PLC, 2.30%, 11/27/18	750,000	762,521
2.40%, 03/17/20	500,000	504,737
Lloyds Banking Group PLC, 4.50%, 11/04/24	205,000	212,931
Manufacturers & Traders Trust Co., 1.40%, 07/25/17	500,000	501,436
1.45%, 03/07/18	500,000	500,362
National Australia Bank Ltd., 1.30%, 07/25/16	500,000	503,407
PNC Bank NA, 2.95%, 01/30/23	250,000	250,871
3.80%, 07/25/23	500,000	530,465
2.95%, 02/23/25	500,000	500,875
PNC Funding Corp., 2.70%, 09/19/16	500,000	511,884
5.13%, 02/08/20	500,000	571,352
Royal Bank of Canada, 2.88%, 04/19/16	500,000	510,866
1.20%, 01/23/17	750,000	754,548
1.40%, 10/13/17	670,000	671,682
2.20%, 07/27/18	500,000	510,538
2.15%, 03/06/20	500,000	503,451
Royal Bank of Scotland PLC (The), 5.63%, 08/24/20	500,000	580,017
Societe Generale SA, 2.75%, 10/12/17	250,000	257,460
State Street Corp., 3.70%, 11/20/23	500,000	537,454
3.30%, 12/16/24	310,000	322,290
Sumitomo Mitsui Banking Corp., 1.35%, 07/11/17	500,000	499,570
2.45%, 01/10/19	1,000,000	1,015,903
2.45%, 01/16/20	500,000	506,113
SunTrust Banks, Inc., 3.60%, 04/15/16	150,000	153,751
3.50%, 01/20/17	550,000	572,564
Svenska Handelsbanken AB, 2.50%, 01/25/19	500,000	512,921
Toronto-Dominion Bank (The), 2.38%, 10/19/16	250,000	256,351
1.40%, 04/30/18	750,000	750,250
Union Bank NA, 1.50%, 09/26/16	500,000	502,317
US Bancorp, 1.65%, 05/15/17	500,000	506,861
1.95%, 11/15/18	500,000	507,801
4.13%, 05/24/21	150,000	166,191
Wells Fargo & Co., 3.68%, 06/15/16(d)	1,500,000	1,553,180
5.13%, 09/15/16	206,000	218,119
1.50%, 01/16/18	750,000	753,589
2.15%, 01/15/19	500,000	507,788
3.30%, 09/09/24	1,000,000	1,032,831
3.00%, 02/19/25	825,000	828,547
5.38%, 02/07/35	457,000	560,358
5.38%, 11/02/43	250,000	294,494
5.61%, 01/15/44	638,000	772,554

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Wells Fargo Capital X, 5.95%, 12/01/36	$275,000	$284,969
Westpac Banking Corp., 1.60%, 01/12/18	500,000	502,650
2.25%, 01/17/19	750,000	764,432

		91,406,748

Beverages 0.5%
Anheuser-Busch Cos. LLC, 5.00%, 03/01/19	236,000	263,730
5.75%, 04/01/36	324,000	399,362
6.00%, 11/01/41	147,000	186,665
Anheuser-Busch InBev Finance, Inc., 4.63%, 02/01/44(b)	650,000	720,479
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 07/15/17	1,000,000	1,006,178
5.00%, 04/15/20	275,000	313,694
4.38%, 02/15/21	150,000	166,833
Coca-Cola Co. (The), 1.80%, 09/01/16	480,000	488,208
1.15%, 04/01/18	500,000	499,945
3.15%, 11/15/20	200,000	212,670
3.20%, 11/01/23	550,000	576,094
Diageo Capital PLC, 1.13%, 04/29/18	750,000	745,760
4.83%, 07/15/20	600,000	681,574
2.63%, 04/29/23	500,000	497,322
Dr Pepper Snapple Group, Inc., 2.70%, 11/15/22	250,000	245,610
Molson Coors Brewing Co., 5.00%, 05/01/42	250,000	265,450
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	206,000	289,319
PepsiCo, Inc., 2.50%, 05/10/16	400,000	408,192
7.90%, 11/01/18	700,000	848,490
2.25%, 01/07/19	500,000	513,419
3.13%, 11/01/20	300,000	318,427
5.50%, 01/15/40	250,000	312,312

		9,959,733

Biotechnology 0.3%
Amgen, Inc., 2.30%, 06/15/16	250,000	253,752
3.45%, 10/01/20	600,000	632,778
6.40%, 02/01/39	600,000	778,253
5.15%, 11/15/41	100,000	115,176
5.38%, 05/15/43	300,000	357,919
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	150,000	165,185
Celgene Corp., 3.95%, 10/15/20	400,000	431,648
3.25%, 08/15/22	300,000	306,721
4.63%, 05/15/44	500,000	531,853
Gilead Sciences, Inc., 3.05%, 12/01/16	100,000	103,510
4.50%, 04/01/21	200,000	224,771
3.70%, 04/01/24	1,000,000	1,067,804
3.50%, 02/01/25	240,000	253,088
4.50%, 02/01/45	500,000	552,209

		5,774,667

Building Products 0.0%†
Owens Corning, 4.20%, 12/15/22	250,000	260,889

Capital Markets 1.2%
Ameriprise Financial, Inc., 5.30%, 03/15/20	150,000	172,536
Bear Stearns Cos. LLC (The), 4.65%, 07/02/18	354,000	385,552
Charles Schwab Corp. (The), 2.20%, 07/25/18	200,000	203,706
Credit Suisse USA, Inc., 5.85%, 08/16/16	400,000	427,095
7.13%, 07/15/32	55,000	77,325
Deutsche Bank AG, 1.40%, 02/13/17	750,000	750,634
1.88%, 02/13/18	300,000	300,423
2.50%, 02/13/19	450,000	456,778
3.70%, 05/30/24	470,000	481,766
Franklin Resources, Inc., 2.80%, 09/15/22	500,000	509,468
Goldman Sachs Group, Inc. (The), 5.63%, 01/15/17	1,000,000	1,072,282
2.38%, 01/22/18	1,500,000	1,530,647
2.90%, 07/19/18	500,000	516,756
5.25%, 07/27/21	500,000	568,608
5.75%, 01/24/22	500,000	583,679
3.63%, 01/22/23	750,000	775,780
3.85%, 07/08/24	385,000	402,930
6.13%, 02/15/33	1,150,000	1,466,812
6.75%, 10/01/37	500,000	656,526
4.80%, 07/08/44	500,000	555,295
Jefferies Group, Inc., 5.13%, 04/13/18	500,000	525,653
5.13%, 01/20/23	250,000	259,501
Morgan Stanley, 3.80%, 04/29/16	275,000	282,951
5.45%, 01/09/17	575,000	615,096
1.88%, 01/05/18	500,000	503,421
2.50%, 01/24/19	650,000	662,023
7.30%, 05/13/19	700,000	837,421
2.38%, 07/23/19(b)	1,000,000	1,007,461
2.65%, 01/27/20	750,000	760,442
5.75%, 01/25/21	300,000	350,200
5.50%, 07/28/21	250,000	290,016
4.88%, 11/01/22	500,000	546,081
4.10%, 05/22/23	650,000	676,462
Series F, 3.88%, 04/29/24	625,000	657,240
4.35%, 09/08/26	500,000	524,132
7.25%, 04/01/32	324,000	451,508
Nomura Holdings, Inc., 2.00%, 09/13/16	500,000	504,696
TD Ameritrade Holding Corp., 2.95%, 04/01/22	500,000	508,368

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets (continued)
UBS AG, 5.88%, 07/15/16	$621,000	$656,966
5.88%, 12/20/17	350,000	388,523
1.80%, 03/26/18	500,000	501,387
2.35%, 03/26/20	500,000	500,892

		23,905,038

Chemicals 0.6%
CF Industries, Inc., 3.45%, 06/01/23	550,000	555,084
5.15%, 03/15/34	250,000	273,977
Dow Chemical Co. (The), 4.25%, 11/15/20	400,000	438,787
4.13%, 11/15/21(b)	650,000	706,345
3.50%, 10/01/24(b)	500,000	507,749
9.40%, 05/15/39	260,000	430,361
E.I. du Pont de Nemours & Co., 5.25%, 12/15/16	385,000	413,952
2.80%, 02/15/23	250,000	249,658
4.90%, 01/15/41	300,000	337,011
Eastman Chemical Co., 3.60%, 08/15/22	100,000	103,950
4.65%, 10/15/44	350,000	367,311
Ecolab, Inc., 3.00%, 12/08/16	1,000,000	1,031,065
2.25%, 01/12/20	265,000	266,657
4.35%, 12/08/21	150,000	165,286
Lubrizol Corp., 6.50%, 10/01/34	147,000	199,114
LYB International Finance BV, 4.00%, 07/15/23(b)	500,000	529,635
LyondellBasell Industries NV, 5.00%, 04/15/19	500,000	551,382
6.00%, 11/15/21	500,000	587,775
4.63%, 02/26/55(b)	250,000	248,940
Monsanto Co., 2.13%, 07/15/19	500,000	506,822
4.20%, 07/15/34	135,000	144,672
Mosaic Co. (The), 3.75%, 11/15/21(b)	250,000	264,140
4.25%, 11/15/23(b)	250,000	266,617
Potash Corp. of Saskatchewan, Inc., 3.00%, 04/01/25	500,000	500,669
PPG Industries, Inc., 3.60%, 11/15/20	500,000	527,652
Praxair, Inc., 4.05%, 03/15/21	200,000	219,968
3.00%, 09/01/21	450,000	469,894
RPM International, Inc., 3.45%, 11/15/22	350,000	348,618

		11,213,091

Commercial Services & Supplies 0.1%
GATX Corp., 2.38%, 07/30/18	350,000	354,177
Massachusetts Institute of Technology, 5.60%, 07/01/11	100,000	136,216
4.68%, 07/01/14	75,000	89,448
Pitney Bowes, Inc., 4.75%, 05/15/18	88,000	94,365
Republic Services, Inc., 5.25%, 11/15/21	800,000	918,769
3.20%, 03/15/25(b)	500,000	502,144
Waste Management, Inc., 3.50%, 05/15/24	500,000	520,540
3.90%, 03/01/35	130,000	133,239

		2,748,898

Communications Equipment 0.1%
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	250,000	253,098
Cisco Systems, Inc., 4.95%, 02/15/19	200,000	225,018
2.13%, 03/01/19	750,000	765,357
5.90%, 02/15/39	500,000	642,576
Motorola Solutions, Inc., 4.00%, 09/01/24(b)	500,000	516,659
7.50%, 05/15/25	206,000	254,539
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	250,000	268,222

		2,925,469

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	112,250

Construction Materials 0.0%†
CRH America, Inc., 6.00%, 09/30/16	385,000	410,611

Consumer Finance 0.2%
Air Lease Corp., 3.38%, 01/15/19(b)	500,000	510,000
American Express Co., 6.15%, 08/28/17	200,000	222,345
1.55%, 05/22/18	750,000	749,909
3.63%, 12/05/24	500,000	513,483
6.80%, 09/01/66(a)	290,000	304,558
American Express Credit Corp., 1.13%, 06/05/17	500,000	499,901
HSBC Finance Corp., 6.68%, 01/15/21	395,000	469,035
Synchrony Financial, 4.25%, 08/15/24	600,000	627,482

		3,896,713

Containers & Packaging 0.0%†
Packaging Corp. of America, 4.50%, 11/01/23	250,000	269,237

Distributors 0.0%†
Ingram Micro, Inc., 5.25%, 09/01/17	100,000	107,524

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services 0.9%
AEP Texas Central Transition Funding LLC, Series A-4, 5.17%, 01/01/18	$1,400,000	$1,487,825
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	98,377
Associates Corp. of North America, 6.95%, 11/01/18	339,000	394,801
AXA Financial, Inc., 7.00%, 04/01/28	133,000	172,646
Block Financial LLC, 5.50%, 11/01/22	250,000	276,708
CME Group, Inc., 3.00%, 03/15/25	500,000	505,077
GE Capital Trust I, 6.38%, 11/15/67(a)	500,000	541,250
General Electric Capital Corp., 1.50%, 07/12/16	500,000	505,325
5.40%, 02/15/17	585,000	633,069
5.63%, 09/15/17	1,100,000	1,216,373
1.60%, 11/20/17	1,000,000	1,009,538
5.63%, 05/01/18	1,000,000	1,122,839
2.20%, 01/09/20	500,000	505,517
5.30%, 02/11/21	350,000	404,295
4.65%, 10/17/21	300,000	339,533
3.10%, 01/09/23	500,000	514,992
3.45%, 05/15/24	500,000	526,564
Series A, 6.75%, 03/15/32	1,128,000	1,560,192
6.15%, 08/07/37	700,000	929,177
6.38%, 11/15/67(a)	275,000	298,375
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23	500,000	540,324
Leucadia National Corp., 5.50%, 10/18/23	250,000	257,905
Moody’s Corp., 2.75%, 07/15/19	500,000	511,117
4.50%, 09/01/22	150,000	162,687
MUFG Americas Holdings Corp., 3.00%, 02/10/25	500,000	494,340
Murray Street Investment Trust I, 4.65%, 03/09/17(d)	750,000	794,782
National Rural Utilities Cooperative Finance Corp., 5.45%, 04/10/17	850,000	924,985
Series C, 8.00%, 03/01/32	159,000	236,879
Western Union Co. (The), 6.20%, 11/17/36	300,000	317,391

		17,282,883

Diversified Telecommunication Services 1.1%
AT&T, Inc., 2.40%, 08/15/16	1,500,000	1,526,533
1.60%, 02/15/17	500,000	501,383
2.38%, 11/27/18	425,000	430,471
6.50%, 09/01/37	247,000	302,553
6.30%, 01/15/38	250,000	299,301
6.55%, 02/15/39	410,000	503,313
5.35%, 09/01/40	395,000	431,070
5.55%, 08/15/41	400,000	449,855
4.30%, 12/15/42	603,000	576,773
4.80%, 06/15/44	500,000	512,015
4.35%, 06/15/45	173,000	165,471
British Telecommunications PLC, 5.95%, 01/15/18	750,000	838,757
2.35%, 02/14/19	250,000	254,108
9.63%, 12/15/30	250,000	412,318
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	619,000	946,232
Embarq Corp., 8.00%, 06/01/36	300,000	356,730
France Telecom SA, 9.00%, 03/01/31	407,000	628,281
5.38%, 01/13/42	250,000	290,348
GTE Corp., 6.94%, 04/15/28	147,000	187,958
Telefonica Emisiones SAU, 6.42%, 06/20/16	520,000	552,521
5.46%, 02/16/21	250,000	285,709
4.57%, 04/27/23	1,050,000	1,155,427
Verizon Communications, Inc., 2.50%, 09/15/16	685,000	699,578
6.35%, 04/01/19	450,000	523,667
4.60%, 04/01/21	500,000	555,344
2.45%, 11/01/22	500,000	484,662
5.15%, 09/15/23	1,000,000	1,146,484
4.15%, 03/15/24	1,000,000	1,074,219
6.40%, 09/15/33	750,000	936,105
5.05%, 03/15/34	250,000	271,460
5.85%, 09/15/35	118,000	139,698
4.27%, 01/15/36(c)	500,000	496,178
6.00%, 04/01/41	250,000	300,669
6.55%, 09/15/43	1,900,000	2,474,102
5.01%, 08/21/54	250,000	259,398
Verizon Global Funding Corp., 7.75%, 12/01/30	1,190,000	1,676,192

		22,644,883

Electric Utilities 1.9%
Alabama Power Co., 5.70%, 02/15/33	574,000	739,867
4.15%, 08/15/44	350,000	378,813
Ameren Illinois Co., 2.70%, 09/01/22	450,000	456,371
Appalachian Power Co., Series L, 5.80%, 10/01/35	206,000	258,747
Arizona Public Service Co., 5.50%, 09/01/35	215,000	270,496
Baltimore Gas & Electric Co., 5.90%, 10/01/16	385,000	413,251
Berkshire Hathaway Energy Co., 2.00%, 11/15/18	1,000,000	1,007,887
5.15%, 11/15/43	500,000	595,674

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	$400,000	$481,624
CMS Energy Corp., 4.70%, 03/31/43	300,000	339,088
Consolidated Edison Co. of New York, Inc., Series 08-A, 5.85%, 04/01/18	500,000	565,439
3.30%, 12/01/24	500,000	525,364
Series 03-A, 5.88%, 04/01/33	118,000	149,902
3.95%, 03/01/43	500,000	516,023
Dominion Resources, Inc., 5.20%, 08/15/19	200,000	225,117
3.63%, 12/01/24	350,000	365,240
Series E, 6.30%, 03/15/33	10,000	12,645
Series B, 5.95%, 06/15/35	251,000	307,335
Series C, 4.90%, 08/01/41	700,000	786,774
DTE Electric Co., 4.30%, 07/01/44	500,000	557,288
3.70%, 03/15/45	145,000	147,953
DTE Energy Co., 6.35%, 06/01/16	913,000	970,536
Duke Energy Carolinas LLC, 3.90%, 06/15/21	100,000	110,304
4.25%, 12/15/41	300,000	330,070
Duke Energy Corp., 5.05%, 09/15/19	1,200,000	1,354,020
3.05%, 08/15/22	350,000	360,617
Duke Energy Indiana, Inc., 3.75%, 07/15/20	200,000	218,062
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	74,000	87,156
Duke Energy Progress, Inc., 4.15%, 12/01/44	500,000	546,153
Edison International, 3.75%, 09/15/17	500,000	529,209
Entergy Corp., 5.13%, 09/15/20	400,000	444,817
Eversource Energy, Series H, 3.15%, 01/15/25	245,000	247,431
Exelon Corp., 5.63%, 06/15/35	836,000	998,529
Exelon Generation Co. LLC, 2.95%, 01/15/20	500,000	508,435
Florida Power & Light Co., 5.85%, 02/01/33	100,000	129,890
5.95%, 10/01/33	77,000	102,665
5.40%, 09/01/35	130,000	165,504
5.65%, 02/01/37	450,000	590,339
4.13%, 02/01/42	250,000	277,106
Florida Power Corp., 5.90%, 03/01/33	318,000	409,324
Georgia Power Co., 4.30%, 03/15/42	500,000	541,179
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	111,838
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23	500,000	513,457
Interstate Power & Light Co., 3.25%, 12/01/24	500,000	514,043
Jersey Central Power & Light Co., 7.35%, 02/01/19	500,000	590,936
LG&E and KU Energy LLC, 3.75%, 11/15/20	700,000	740,788
MidAmerican Energy Co., 3.70%, 09/15/23	500,000	544,638
5.80%, 10/15/36	550,000	722,004
Nevada Power Co., 5.45%, 05/15/41	150,000	191,090
Nisource Finance Corp., 5.95%, 06/15/41	450,000	579,037
4.80%, 02/15/44	250,000	281,054
Northeast Utilities, 1.45%, 05/01/18	500,000	496,544
Northern States Power Co., 2.15%, 08/15/22	250,000	246,150
NSTAR Electric Co., 2.38%, 10/15/22	500,000	492,869
Oglethorpe Power Corp., 5.25%, 09/01/50	200,000	240,062
Ohio Power Co., Series G, 6.60%, 02/15/33	236,000	314,545
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41(b)	150,000	169,196
5.30%, 06/01/42	150,000	188,836
Pacific Gas & Electric Co., 3.50%, 10/01/20	300,000	316,259
2.45%, 08/15/22	250,000	246,192
3.25%, 06/15/23	500,000	516,755
6.25%, 03/01/39	600,000	806,699
4.30%, 03/15/45	500,000	538,068
PacifiCorp, 5.25%, 06/15/35	177,000	216,103
PPL Capital Funding, Inc., 1.90%, 06/01/18	750,000	752,196
5.00%, 03/15/44	250,000	295,589
Progress Energy, Inc., 4.40%, 01/15/21	700,000	771,671
7.75%, 03/01/31	236,000	341,551
PSEG Power LLC, 5.13%, 04/15/20	250,000	280,232

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Public Service Co. of Colorado, 3.20%, 11/15/20	$250,000	$266,037
4.30%, 03/15/44	250,000	284,802
Public Service Electric & Gas Co., 3.05%, 11/15/24	500,000	514,748
3.95%, 05/01/42	400,000	430,352
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	186,590
5.64%, 04/15/41	500,000	652,194
San Diego Gas & Electric Co., 1.91%, 02/01/22	500,000	503,157
3.95%, 11/15/41	250,000	265,854
Scottish Power Ltd., 5.81%, 03/15/25	118,000	139,097
South Carolina Electric & Gas Co., 6.50%, 11/01/18	250,000	293,815
6.05%, 01/15/38	150,000	198,962
Southern California Edison Co., Series B, 2.40%, 02/01/22	500,000	500,904
Series C, 3.50%, 10/01/23	500,000	534,100
6.00%, 01/15/34	177,000	236,681
Series 05-B, 5.55%, 01/15/36	436,000	564,239
Southwestern Electric Power Co., Series E, 5.55%, 01/15/17	150,000	161,670
Tampa Electric Co., 5.40%, 05/15/21	500,000	590,823
Union Electric Co., 6.70%, 02/01/19	141,000	166,456
Virginia Electric and Power Co., 3.45%, 09/01/22	500,000	531,443
Wisconsin Electric Power Co., 2.95%, 09/15/21	300,000	312,518
5.63%, 05/15/33	59,000	75,909
Xcel Energy, Inc., 5.61%, 04/01/17	248,000	270,274
4.70%, 05/15/20	250,000	279,886
6.50%, 07/01/36	177,000	247,559

		38,248,716

Electrical Equipment 0.2%
Energizer Holdings, Inc., 4.70%, 05/19/21	75,000	79,300
Honeywell International, Inc., 5.30%, 03/01/18	840,000	938,878
4.25%, 03/01/21	500,000	561,592
PerkinElmer, Inc., 5.00%, 11/15/21	150,000	165,739
Precision Castparts Corp., 1.25%, 01/15/18	200,000	199,219
Thermo Fisher Scientific, Inc., 3.60%, 08/15/21	250,000	260,951
4.15%, 02/01/24	1,000,000	1,079,707

		3,285,386

Electronic Equipment & Instruments 0.1%
Agilent Technologies, Inc., 3.88%, 07/15/23	250,000	256,345
Arrow Electronics, Inc., 4.50%, 03/01/23	250,000	261,711
Corning, Inc., 4.25%, 08/15/20	250,000	275,965
4.70%, 03/15/37	250,000	268,609
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	500,000	560,814

		1,623,444

Energy Equipment & Services 0.2%
Baker Hughes, Inc., 3.20%, 08/15/21	500,000	515,823
5.13%, 09/15/40	200,000	227,779
Halliburton Co., 2.00%, 08/01/18	500,000	504,642
6.70%, 09/15/38	400,000	538,116
National Oilwell Varco, Inc., 3.95%, 12/01/42	600,000	568,210
Plains Exploration & Production Co., 6.50%, 11/15/20	129,000	136,901
6.63%, 05/01/21	228,000	240,540
Weatherford International Ltd., 9.63%, 03/01/19	200,000	229,120
5.13%, 09/15/20	250,000	243,440
5.95%, 04/15/42	250,000	219,745

		3,424,316

Food & Staples Retailing 0.2%
CVS Caremark Corp., 2.25%, 12/05/18	500,000	511,213
CVS Health Corp., 3.38%, 08/12/24	1,000,000	1,037,003
Kroger Co. (The), 4.00%, 02/01/24	500,000	538,740
7.50%, 04/01/31	257,000	350,345
5.40%, 07/15/40	200,000	237,551
Sysco Corp., 3.00%, 10/02/21	644,000	664,954
5.38%, 09/21/35(b)	106,000	126,423
Walgreen Co., 3.10%, 09/15/22	500,000	503,999
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34	805,000	850,830

		4,821,058

Food Products 0.4%
Archer-Daniels-Midland Co., 5.38%, 09/15/35	147,000	181,409
4.02%, 04/16/43	345,000	358,488
Campbell Soup Co., 4.25%, 04/15/21	100,000	109,311
ConAgra Foods, Inc., 1.90%, 01/25/18	500,000	500,623
3.25%, 09/15/22	500,000	500,676
7.00%, 10/01/28	221,000	278,223
General Mills, Inc., 3.15%, 12/15/21	750,000	777,020
JM Smucker Co. (The), 3.50%, 10/15/21	200,000	211,016
4.25%, 03/15/35(c)	400,000	414,299

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Food Products (continued)
Kellogg Co., 4.00%, 12/15/20	$250,000	$270,666
Series B, 7.45%, 04/01/31	247,000	333,229
Kraft Foods Group, Inc., 6.88%, 01/26/39	200,000	266,157
5.00%, 06/04/42	350,000	387,318
Mondelez International, Inc., 2.25%, 02/01/19	1,000,000	1,011,232
4.00%, 02/01/24	500,000	541,496
Tyson Foods, Inc., 4.50%, 06/15/22	200,000	220,660
3.95%, 08/15/24	500,000	528,242
Unilever Capital Corp., 5.90%, 11/15/32	206,000	287,653

		7,177,718

Gas Utilities 0.9%
AGL Capital Corp., 4.40%, 06/01/43	250,000	271,099
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	91,265
Buckeye Partners LP, 4.88%, 02/01/21	250,000	265,032
4.15%, 07/01/23	250,000	247,251
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	305,000	340,469
El Paso Natural Gas Co., 8.37%, 06/15/32	250,000	321,404
Enable Midstream Partners LP, 5.00%, 05/15/44(c)	350,000	319,370
Enbridge Energy Partners LP, 4.20%, 09/15/21	700,000	735,376
Energy Transfer Partners LP, 6.70%, 07/01/18	350,000	397,467
4.65%, 06/01/21	200,000	213,689
5.20%, 02/01/22(b)	500,000	544,775
3.60%, 02/01/23(b)	500,000	495,299
4.90%, 02/01/24(b)	250,000	267,887
6.05%, 06/01/41	75,000	83,037
Enterprise Products Operating LLC, 4.05%, 02/15/22	250,000	266,487
3.90%, 02/15/24	750,000	784,673
6.13%, 10/15/39	285,000	350,275
6.45%, 09/01/40	250,000	313,892
4.85%, 03/15/44	200,000	215,595
Kern River Funding Corp., 4.89%, 04/30/18(c)	34,224	36,584
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	625,000	629,964
4.25%, 09/01/24	250,000	255,633
5.80%, 03/15/35	206,000	226,688
6.38%, 03/01/41	250,000	279,318
5.00%, 08/15/42	350,000	339,903
Kinder Morgan, Inc., 4.30%, 06/01/25(b)	160,000	164,231
5.30%, 12/01/34	900,000	929,773
5.05%, 02/15/46	250,000	249,667
National Fuel Gas Co., 3.75%, 03/01/23	250,000	250,345
ONE Gas, Inc., 4.66%, 02/01/44	500,000	578,736
ONEOK Partners LP, 3.38%, 10/01/22	500,000	474,376
4.90%, 03/15/25	500,000	505,912
6.13%, 02/01/41	100,000	102,439
Plains All American Pipeline LP/PAA Finance Corp., 5.15%, 06/01/42	450,000	477,140
Sempra Energy, 4.05%, 12/01/23	150,000	162,592
6.00%, 10/15/39	220,000	282,723
Southern Natural Gas Co. LLC, 5.90%, 04/01/17(c)	250,000	268,773
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	392,478
Spectra Energy Partners LP, 2.95%, 09/25/18	500,000	515,417
3.50%, 03/15/25	500,000	502,491
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	250,000	245,980
5.35%, 05/15/45	500,000	525,799
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	264,960
4.63%, 03/01/34	250,000	269,088
Williams Cos., Inc. (The), 3.70%, 01/15/23	500,000	462,201
Williams Partners LP, 7.25%, 02/01/17	150,000	164,789
5.25%, 03/15/20	500,000	550,461
6.30%, 04/15/40	150,000	165,044
5.80%, 11/15/43	250,000	261,164
4.90%, 01/15/45	350,000	328,210

		17,387,221

Health Care Equipment & Supplies 0.0%†
Mead Johnson Nutrition Co., 4.60%, 06/01/44	350,000	368,473

Health Care Providers & Services 1.0%
Aetna, Inc., 3.50%, 11/15/24	500,000	521,547
6.63%, 06/15/36	250,000	337,572
AmerisourceBergen Corp., 3.50%, 11/15/21	250,000	264,068
Baxter International, Inc., 1.85%, 01/15/17(b)	500,000	506,667
5.38%, 06/01/18	400,000	445,142
3.20%, 06/15/23	500,000	507,222
Becton, Dickinson and Co., 3.13%, 11/08/21	350,000	359,521
3.73%, 12/15/24	570,000	596,562
Boston Scientific Corp., 2.65%, 10/01/18	550,000	556,054
6.00%, 01/15/20	200,000	230,202

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
Cardinal Health, Inc., 3.20%, 06/15/22	$300,000	$307,578
CareFusion Corp., 3.30%, 03/01/23	100,000	101,053
Cigna Corp., 4.50%, 03/15/21	300,000	336,816
3.25%, 04/15/25	500,000	510,127
5.38%, 02/15/42	150,000	185,704
Coventry Health Care, Inc., 5.45%, 06/15/21	250,000	291,352
Covidien International Finance SA, 6.00%, 10/15/17	400,000	446,085
Express Scripts Holding Co., 3.50%, 06/15/24	500,000	514,761
Express Scripts, Inc., 3.13%, 05/15/16	350,000	358,515
3.90%, 02/15/22	150,000	159,272
Humana, Inc., 2.63%, 10/01/19	500,000	509,766
3.15%, 12/01/22	250,000	251,576
Kaiser Foundation Hospitals, 4.88%, 04/01/42	250,000	288,702
Laboratory Corp. of America Holdings, 3.13%, 05/15/16	150,000	153,337
3.75%, 08/23/22(b)	350,000	365,385
McKesson Corp., 2.28%, 03/15/19(b)	750,000	758,408
6.00%, 03/01/41	250,000	321,170
Medco Health Solutions, Inc., 7.13%, 03/15/18	200,000	230,229
4.13%, 09/15/20	300,000	323,225
Medtronic, Inc., 0.88%, 02/27/17(b)	750,000	750,794
3.15%, 03/15/22(c)	270,000	280,358
3.63%, 03/15/24	275,000	291,980
4.38%, 03/15/35(c)	350,000	380,605
4.00%, 04/01/43	300,000	310,785
4.63%, 03/15/45(c)	750,000	850,104
Quest Diagnostics, Inc., 4.70%, 04/01/21	500,000	551,392
3.50%, 03/30/25	370,000	370,010
St. Jude Medical, Inc., 3.25%, 04/15/23	200,000	204,576
Stryker Corp., 1.30%, 04/01/18	500,000	499,507
UnitedHealth Group, Inc., 1.40%, 10/15/17	500,000	504,860
5.80%, 03/15/36	708,000	912,615
3.95%, 10/15/42	250,000	255,943
WellPoint, Inc., 3.70%, 08/15/21	100,000	105,738
3.50%, 08/15/24	500,000	512,597
4.63%, 05/15/42	250,000	270,990
5.10%, 01/15/44	300,000	344,094
Zimmer Holdings, Inc., 2.00%, 04/01/18	1,000,000	1,007,999
3.38%, 11/30/21	200,000	205,530
4.25%, 08/15/35	420,000	433,231

		19,781,326

Hotels, Restaurants & Leisure 0.1%
Carnival Corp., 3.95%, 10/15/20	500,000	531,469
Hyatt Hotels Corp., 5.38%, 08/15/21	150,000	170,871
McDonald’s Corp., 5.35%, 03/01/18	360,000	401,574
4.88%, 07/15/40	250,000	287,694
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	169,376
Yum! Brands, Inc., 6.88%, 11/15/37	78,000	102,664

		1,663,648

Household Durables 0.1%
Emerson Electric Co., 6.00%, 08/15/32	83,000	109,013
Stanley Black & Decker, Inc., 2.90%, 11/01/22	500,000	508,200
Whirlpool Corp., 3.70%, 05/01/25(b)	500,000	514,662

		1,131,875

Household Products 0.1%
Clorox Co. (The), 3.80%, 11/15/21	500,000	539,817
3.50%, 12/15/24	500,000	508,896
Kimberly-Clark Corp., 2.65%, 03/01/25	105,000	105,187
6.63%, 08/01/37	130,000	184,221

		1,338,121

Industrial Conglomerates 0.3%
3M Co., 5.70%, 03/15/37	415,000	551,847
Danaher Corp., 2.30%, 06/23/16	200,000	204,290
3.90%, 06/23/21	100,000	109,774
Dover Corp., 5.38%, 03/01/41	100,000	123,191
Eaton Corp., 2.75%, 11/02/22	750,000	751,562
General Electric Co., 5.25%, 12/06/17	600,000	662,330
2.70%, 10/09/22	500,000	508,552
3.38%, 03/11/24	500,000	528,889
4.13%, 10/09/42	350,000	369,408
Illinois Tool Works, Inc., 1.95%, 03/01/19	250,000	253,090
4.88%, 09/15/41	200,000	232,959
Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 01/15/19	500,000	512,865
Parker-Hannifin Corp., 4.20%, 11/21/34	500,000	544,947
Pentair Finance SA, 3.15%, 09/15/22	400,000	396,867

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Industrial Conglomerates (continued)
Textron, Inc., 4.30%, 03/01/24	$250,000	$267,632
Tyco Electronics Group SA, 6.55%, 10/01/17	400,000	448,451
3.50%, 02/03/22	300,000	312,971

		6,779,625

Information Technology Services 0.2%
Fidelity National Information Services, Inc., 2.00%, 04/15/18	500,000	502,434
3.50%, 04/15/23	150,000	150,519
Fiserv, Inc., 4.75%, 06/15/21	200,000	222,196
International Business Machines Corp., 1.95%, 07/22/16	150,000	152,726
1.25%, 02/08/18	1,000,000	1,003,513
1.63%, 05/15/20	500,000	493,291
2.90%, 11/01/21	200,000	208,377
5.88%, 11/29/32	433,000	550,430
4.00%, 06/20/42	100,000	100,519
Xerox Corp., 6.35%, 05/15/18(b)	250,000	282,337
4.50%, 05/15/21(b)	250,000	271,284
4.80%, 03/01/35	210,000	205,945

		4,143,571

Insurance 0.8%
ACE INA Holdings, Inc., 2.70%, 03/13/23	500,000	499,313
Aflac, Inc., 6.45%, 08/15/40	200,000	264,178
AIG Life Holdings US, Inc., 7.50%, 07/15/25	147,000	196,719
Alleghany Corp., 4.95%, 06/27/22	400,000	443,205
Allstate Corp. (The), 4.50%, 06/15/43	250,000	284,416
6.50%, 05/15/57(a)	195,000	225,713
American International Group, Inc., 5.85%, 01/16/18	400,000	446,855
2.30%, 07/16/19	500,000	507,415
6.25%, 03/15/37	275,000	313,406
8.18%, 05/15/58(a)	425,000	602,671
Aon Corp., 5.00%, 09/30/20	500,000	562,999
Aon PLC, 4.60%, 06/14/44	250,000	268,694
Assurant, Inc., 2.50%, 03/15/18	350,000	356,091
Berkshire Hathaway Finance Corp., 1.30%, 05/15/18	750,000	752,307
Berkshire Hathaway, Inc., 3.40%, 01/31/22	500,000	535,314
4.50%, 02/11/43	250,000	282,065
Chubb Corp. (The), 6.00%, 05/11/37	165,000	221,083
6.38%, 03/29/67(a)	400,000	424,000
CNA Financial Corp., 5.75%, 08/15/21	500,000	577,003
Hartford Financial Services Group, Inc., 5.13%, 04/15/22	100,000	113,952
6.10%, 10/01/41	309,000	403,581
ING US, Inc., 2.90%, 02/15/18	500,000	515,903
Lincoln National Corp., 4.85%, 06/24/21	100,000	112,072
6.15%, 04/07/36	440,000	543,577
Loews Corp., 4.13%, 05/15/43	400,000	394,521
Markel Corp., 3.63%, 03/30/23	350,000	360,923
Marsh & McLennan Cos., Inc., 4.80%, 07/15/21	600,000	676,856
MetLife, Inc., 5.70%, 06/15/35	159,000	201,618
6.40%, 12/15/36	500,000	592,500
4.88%, 11/13/43	500,000	577,091
Nationwide Financial Services, Inc., 6.75%, 05/15/37(e)	105,000	110,513
Principal Financial Group, Inc., 8.88%, 05/15/19	350,000	440,456
Progressive Corp. (The), 3.75%, 08/23/21	200,000	217,048
6.25%, 12/01/32	162,000	212,870
Prudential Financial, Inc., 3.00%, 05/12/16	150,000	153,392
Series B, 5.75%, 07/15/33	147,000	177,157
5.63%, 06/15/43(a)	250,000	265,000
5.10%, 08/15/43	500,000	561,764
4.60%, 05/15/44	500,000	530,131
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	111,841
Travelers Cos., Inc. (The), 5.75%, 12/15/17	335,000	376,063
5.35%, 11/01/40	250,000	314,050
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	261,094
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	112,630

		16,100,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Internet & Catalog Retail 0.2%
Alibaba Group Holding Ltd., 3.13%, 11/28/21(c)	$275,000	$276,939
Amazon.com, Inc., 1.20%, 11/29/17	500,000	500,083
3.30%, 12/05/21	500,000	520,016
4.80%, 12/05/34	500,000	548,336
eBay, Inc., 1.35%, 07/15/17	200,000	199,760
2.20%, 08/01/19(b)	1,000,000	1,001,534
3.25%, 10/15/20	200,000	206,855
Expedia, Inc., 5.95%, 08/15/20	100,000	112,888
QVC, Inc., 4.38%, 03/15/23	350,000	356,598

		3,723,009

Internet Software & Services 0.1%
Baidu, Inc., 3.25%, 08/06/18	250,000	258,972
Google, Inc., 2.13%, 05/19/16	100,000	101,932
3.38%, 02/25/24	750,000	796,193

		1,157,097

Leisure Products 0.0%†
Mattel, Inc., 3.15%, 03/15/23	300,000	299,908
5.45%, 11/01/41	150,000	161,871

		461,779

Machinery 0.3%
Caterpillar Financial Services Corp., 2.85%, 06/01/22	500,000	509,767
3.25%, 12/01/24	500,000	517,651
Caterpillar, Inc., 3.90%, 05/27/21	500,000	550,330
2.60%, 06/26/22	350,000	350,460
6.05%, 08/15/36	177,000	230,028
Deere & Co., 8.10%, 05/15/30	500,000	767,362
Flowserve Corp., 3.50%, 09/15/22	100,000	101,406
IDEX Corp., 4.20%, 12/15/21	300,000	318,854
John Deere Capital Corp., 1.30%, 03/12/18	750,000	752,504
1.95%, 12/13/18	1,000,000	1,017,983
Roper Industries, Inc., 2.05%, 10/01/18	500,000	501,613

		5,617,958

Media 1.2%
CBS Corp., 5.75%, 04/15/20	250,000	287,321
5.50%, 05/15/33	118,000	131,438
4.85%, 07/01/42	100,000	105,431
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	118,000	171,681
Comcast Corp., 5.70%, 07/01/19	500,000	578,428
2.85%, 01/15/23	500,000	508,411
3.60%, 03/01/24	500,000	536,652
4.25%, 01/15/33	250,000	268,177
7.05%, 03/15/33	295,000	418,480
6.50%, 11/15/35	100,000	135,922
6.95%, 08/15/37	295,000	419,019
6.40%, 03/01/40	350,000	477,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 02/15/21	250,000	273,369
3.80%, 03/15/22	750,000	777,365
4.45%, 04/01/24	500,000	533,995
3.95%, 01/15/25	500,000	515,139
5.15%, 03/15/42	150,000	156,761
Discovery Communications LLC, 5.05%, 06/01/20	500,000	556,537
3.30%, 05/15/22	350,000	351,997
3.45%, 03/15/25	270,000	269,783
4.88%, 04/01/43	200,000	208,983
Grupo Televisa SAB, 6.63%, 01/15/40	250,000	308,295
5.00%, 05/13/45	250,000	260,213
Historic TW, Inc., 6.88%, 06/15/18	176,000	204,687
NBCUniversal Media LLC, 5.15%, 04/30/20	500,000	573,848
4.38%, 04/01/21	800,000	891,305
2.88%, 01/15/23	350,000	355,511
5.95%, 04/01/41	200,000	261,562
News America, Inc., 8.00%, 10/17/16	118,000	130,401
4.50%, 02/15/21	250,000	276,915
3.00%, 09/15/22	500,000	506,024
7.28%, 06/30/28	77,000	101,678
6.55%, 03/15/33	300,000	397,804
6.20%, 12/15/34	245,000	312,941
6.65%, 11/15/37	150,000	202,275
6.15%, 02/15/41	250,000	323,218
Omnicom Group, Inc., 5.90%, 04/15/16	177,000	185,275
4.45%, 08/15/20	150,000	165,040
3.63%, 05/01/22	50,000	52,434

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
Thomson Reuters Corp., 6.50%, 07/15/18	$100,000	$114,454
4.30%, 11/23/23	500,000	537,515
Time Warner Cable, Inc., 6.75%, 07/01/18	585,000	672,153
8.25%, 04/01/19	700,000	856,198
6.75%, 06/15/39	900,000	1,153,557
5.88%, 11/15/40	500,000	598,005
Time Warner, Inc., 7.63%, 04/15/31	777,000	1,086,416
7.70%, 05/01/32	582,000	827,661
5.38%, 10/15/41	200,000	234,231
4.65%, 06/01/44	250,000	269,314
Viacom, Inc., 3.88%, 12/15/21	600,000	627,821
3.25%, 03/15/23	200,000	197,387
4.25%, 09/01/23	100,000	105,649
3.88%, 04/01/24	500,000	514,431
4.38%, 03/15/43	459,000	427,921
Walt Disney Co. (The), 1.10%, 12/01/17	500,000	500,271
3.75%, 06/01/21	500,000	543,897
WPP Finance 2010, 4.75%, 11/21/21	400,000	450,601
3.75%, 09/19/24	550,000	574,079

		23,482,876

Metals & Mining 0.5%
Barrick Gold Corp., 4.10%, 05/01/23(b)	500,000	493,256
5.25%, 04/01/42	150,000	144,791
Barrick North America Finance LLC, 4.40%, 05/30/21	450,000	462,135
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	250,000	261,133
5.00%, 09/30/43	500,000	572,602
Freeport-McMoRan Copper & Gold, Inc., 2.38%, 03/15/18	500,000	497,549
3.55%, 03/01/22	600,000	555,377
5.45%, 03/15/43	250,000	224,074
Freeport-McMoRan, Inc., 4.00%, 11/14/21	500,000	488,015
Goldcorp, Inc., 2.13%, 03/15/18	350,000	352,303
Kinross Gold Corp., 5.13%, 09/01/21(b)	150,000	143,472
Newmont Mining Corp., 5.13%, 10/01/19	150,000	164,508
5.88%, 04/01/35	236,000	236,181
4.88%, 03/15/42	150,000	133,469
Nucor Corp., 4.00%, 08/01/23	500,000	524,643
Placer Dome, Inc., 6.38%, 03/01/33	139,000	155,978
Reliance Steel & Aluminum Co., 4.50%, 04/15/23	250,000	252,555
Rio Tinto Alcan, Inc., 5.75%, 06/01/35	206,000	240,220
Rio Tinto Finance USA Ltd., 2.50%, 05/20/16	500,000	509,424
3.50%, 11/02/20	450,000	474,543
4.13%, 05/20/21	200,000	215,446
Rio Tinto Finance USA PLC, 2.88%, 08/21/22(b)	500,000	496,562
4.13%, 08/21/42(b)	250,000	246,223
Southern Copper Corp., 6.75%, 04/16/40	250,000	266,525
Teck Resources Ltd., 3.00%, 03/01/19(b)	750,000	745,973
4.75%, 01/15/22	700,000	704,823
Vale Overseas Ltd., 4.38%, 01/11/22(b)	750,000	720,952
6.88%, 11/21/36	944,000	913,037

		11,195,769

Multiline Retail 0.5%
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	927,382
2.25%, 02/15/22	170,000	169,614
Dollar General Corp., 3.25%, 04/15/23	250,000	242,939
Kohl’s Corp., 4.00%, 11/01/21(b)	400,000	424,638
Macy’s Retail Holdings, Inc., 5.90%, 12/01/16	106,000	114,344
3.88%, 01/15/22	500,000	533,715
6.90%, 04/01/29	75,000	97,379
6.70%, 07/15/34	150,000	200,678
Nordstrom, Inc., 4.00%, 10/15/21	500,000	542,949
Target Corp., 6.00%, 01/15/18	500,000	564,951
6.35%, 11/01/32	313,000	415,658
4.00%, 07/01/42	350,000	370,807
Wal-Mart Stores, Inc., 0.60%, 04/11/16	750,000	751,493
3.63%, 07/08/20	500,000	544,196
3.25%, 10/25/20	500,000	535,535
2.55%, 04/11/23	750,000	755,855
3.30%, 04/22/24	725,000	766,478
7.55%, 02/15/30	118,000	177,968

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Multiline Retail (continued)
Wal-Mart Stores, Inc., (continued)
5.25%, 09/01/35	$708,000	$874,803
5.00%, 10/25/40	250,000	299,307
5.63%, 04/15/41	475,000	615,292

		9,925,981

Oil, Gas & Consumable Fuels 2.1%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	298,000	395,257
Anadarko Petroleum Corp., 5.95%, 09/15/16	100,000	106,679
6.38%, 09/15/17	100,000	111,263
3.45%, 07/15/24(b)	500,000	500,796
6.45%, 09/15/36	281,000	348,582
Apache Corp., 7.63%, 07/01/19	59,000	70,434
3.63%, 02/01/21	500,000	525,136
5.10%, 09/01/40	100,000	107,077
4.75%, 04/15/43	500,000	522,579
BP Capital Markets PLC, 1.38%, 05/10/18	1,000,000	995,516
2.24%, 05/10/19	750,000	758,077
2.32%, 02/13/20	500,000	504,196
4.50%, 10/01/20	200,000	221,848
3.56%, 11/01/21	250,000	263,019
3.06%, 03/17/22	420,000	427,279
Canadian Natural Resources Ltd., 3.90%, 02/01/25	500,000	504,807
6.25%, 03/15/38	340,000	398,212
Cenovus Energy, Inc., 5.70%, 10/15/19	770,000	858,325
5.20%, 09/15/43	200,000	201,812
Chevron Corp., 1.72%, 06/24/18	1,500,000	1,519,011
2.19%, 11/15/19	105,000	107,191
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	750,000	732,598
ConocoPhillips, 5.90%, 10/15/32	177,000	222,589
6.50%, 02/01/39	400,000	539,597
ConocoPhillips Co., 1.05%, 12/15/17	750,000	747,242
4.15%, 11/15/34	500,000	531,438
4.30%, 11/15/44	155,000	164,515
ConocoPhillips Holding Co., 6.95%, 04/15/29	250,000	341,616
Continental Resources, Inc., 4.50%, 04/15/23	500,000	485,266
4.90%, 06/01/44	250,000	220,477
Devon Energy Corp., 3.25%, 05/15/22	500,000	505,091
7.95%, 04/15/32	350,000	481,348
Diamond Offshore Drilling, Inc., 3.45%, 11/01/23(b)	500,000	480,582
Ecopetrol SA, 4.25%, 09/18/18	500,000	523,750
5.88%, 05/28/45	600,000	558,270
Ensco PLC, 4.70%, 03/15/21	500,000	505,364
5.20%, 03/15/25	125,000	125,194
EOG Resources, Inc., 5.63%, 06/01/19	130,000	149,449
2.45%, 04/01/20	500,000	507,867
4.10%, 02/01/21	400,000	431,765
EQT Corp., 4.88%, 11/15/21	250,000	263,092
Exxon Mobil Corp., 1.91%, 03/06/20	1,000,000	1,009,715
3.18%, 03/15/24	500,000	526,295
2.71%, 03/06/25	500,000	505,095
Hess Corp., 7.30%, 08/15/31	254,000	309,458
5.60%, 02/15/41	250,000	273,025
Husky Energy, Inc., 3.95%, 04/15/22	600,000	609,601
Marathon Oil Corp., 2.80%, 11/01/22	250,000	243,499
6.80%, 03/15/32	118,000	144,941
Marathon Petroleum Corp., 5.13%, 03/01/21	600,000	674,875
3.63%, 09/15/24	250,000	252,849
Murphy Oil Corp., 5.13%, 12/01/42	150,000	128,552
Nabors Industries, Inc., 5.00%, 09/15/20	500,000	497,944
Noble Energy, Inc., 4.15%, 12/15/21	600,000	635,487
5.25%, 11/15/43	150,000	156,760
Noble Holding International Ltd., 3.95%, 03/15/22(b)	500,000	444,073
Occidental Petroleum Corp., 3.13%, 02/15/22	350,000	360,464
2.70%, 02/15/23	200,000	198,605
Pemex Project Funding Master Trust, 6.63%, 06/15/35	1,074,000	1,229,730
Petrobras Global Finance BV, 3.00%, 01/15/19(b)	500,000	431,660
4.38%, 05/20/23(b)	1,000,000	855,100
6.25%, 03/17/24(b)	1,000,000	942,800
Petrobras International Finance Co., 3.50%, 02/06/17	750,000	701,888
5.38%, 01/27/21	1,000,000	907,150

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos, 3.50%, 07/18/18	$500,000	$520,000
5.50%, 01/21/21	275,000	301,812
4.88%, 01/24/22	250,000	265,313
3.50%, 01/30/23	500,000	488,250
4.50%, 01/23/26(c)	750,000	764,250
6.38%, 01/23/45	500,000	559,000
Phillips 66, 4.65%, 11/15/34	500,000	529,793
5.88%, 05/01/42	382,000	455,061
Pioneer Natural Resources Co., 3.95%, 07/15/22	450,000	462,816
Rowan Cos., Inc., 4.75%, 01/15/24(b)	175,000	165,606
Shell International Finance BV, 1.90%, 08/10/18	600,000	610,183
2.00%, 11/15/18	750,000	763,815
4.55%, 08/12/43	500,000	566,757
Southwestern Energy Co., 4.10%, 03/15/22	250,000	246,013
Statoil ASA, 3.13%, 08/17/17	250,000	261,784
1.20%, 01/17/18	1,000,000	997,170
1.15%, 05/15/18	1,000,000	994,722
3.70%, 03/01/24(b)	500,000	534,044
Total Capital Canada Ltd., 2.75%, 07/15/23	750,000	747,272
Total Capital International SA, 2.88%, 02/17/22	500,000	512,093
Transocean, Inc., 6.38%, 12/15/21	500,000	420,625
7.50%, 04/15/31	177,000	132,750
Valero Energy Corp., 7.50%, 04/15/32	118,000	153,336
6.63%, 06/15/37	455,000	561,610

		42,017,847

Paper & Forest Products 0.0%†
Domtar Corp., 10.75%, 06/01/17	50,000	58,607
Georgia-Pacific LLC, 8.88%, 05/15/31	250,000	377,421
International Paper Co., 6.00%, 11/15/41	250,000	296,741

		732,769

Personal Products 0.0%†
Colgate-Palmolive Co., 2.45%, 11/15/21(b)	150,000	153,588
Procter & Gamble Co. (The), 1.45%, 08/15/16	250,000	252,983
5.80%, 08/15/34	295,000	399,447

		806,018

Pharmaceuticals 0.8%
Abbott Laboratories, 2.55%, 03/15/22	215,000	215,883
5.30%, 05/27/40	500,000	631,289
AbbVie, Inc., 2.00%, 11/06/18	1,800,000	1,798,882
4.40%, 11/06/42	125,000	128,677
Actavis Funding SCS, 3.45%, 03/15/22	310,000	317,526
3.85%, 06/15/24	825,000	852,175
3.80%, 03/15/25	500,000	516,015
4.55%, 03/15/35	195,000	203,252
Allergan, Inc., 1.35%, 03/15/18(b)	400,000	393,014
AstraZeneca PLC, 5.90%, 09/15/17	400,000	445,110
6.45%, 09/15/37	200,000	275,123
4.00%, 09/18/42	250,000	258,978
Bristol-Myers Squibb Co., 2.00%, 08/01/22	700,000	675,834
3.25%, 08/01/42	250,000	233,684
Eli Lilly & Co., 1.95%, 03/15/19	750,000	762,818
2.75%, 06/01/25	95,000	95,419
7.13%, 06/01/25	118,000	160,087
GlaxoSmithKline Capital PLC, 1.50%, 05/08/17	500,000	505,124
2.85%, 05/08/22	250,000	253,870
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	201,000	247,056
4.20%, 03/18/43	300,000	320,636
Johnson & Johnson, 2.95%, 09/01/20	200,000	211,943
2.45%, 12/05/21	500,000	519,940
4.95%, 05/15/33	663,000	812,405
Merck & Co., Inc., 2.75%, 02/10/25	70,000	69,943
3.60%, 09/15/42	500,000	496,682
4.15%, 05/18/43	500,000	538,340
Mylan, Inc., 2.60%, 06/24/18	750,000	765,853
Novartis Capital Corp., 2.40%, 09/21/22	500,000	503,091
Novartis Securities Investment Ltd., 5.13%, 02/10/19	470,000	530,423
Perrigo Co. PLC, 4.00%, 11/15/23	250,000	261,220
Pfizer, Inc., 4.65%, 03/01/18	265,000	291,092
2.10%, 05/15/19	500,000	508,864
7.20%, 03/15/39	525,000	771,881
Pharmacia Corp., 6.60%, 12/01/28	177,000	239,527
Sanofi, 1.25%, 04/10/18	250,000	250,340
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21	32,000	33,702
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	7,000	8,895
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	82,000	86,362

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	$200,000	$199,812
Wyeth LLC, 6.50%, 02/01/34	206,000	279,998
Zoetis, Inc., 3.25%, 02/01/23	600,000	597,961

		17,268,726

Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc., 2.75%, 01/15/20	500,000	501,616
American Tower Corp., 3.40%, 02/15/19	250,000	258,171
American Tower REIT, Inc., 5.05%, 09/01/20	500,000	552,288
3.50%, 01/31/23	250,000	247,809
Boston Properties LP, 3.80%, 02/01/24	250,000	262,903
DDR Corp., 3.63%, 02/01/25	500,000	498,984
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	278,240
Duke Realty LP, 3.63%, 04/15/23	500,000	510,069
ERP Operating LP, 5.38%, 08/01/16	295,000	311,935
3.00%, 04/15/23	500,000	501,070
4.50%, 07/01/44	350,000	376,686
HCP, Inc., 6.00%, 01/30/17	472,000	509,744
2.63%, 02/01/20	500,000	501,265
5.38%, 02/01/21	200,000	225,159
4.25%, 11/15/23	500,000	525,522
Health Care REIT, Inc., 4.13%, 04/01/19	600,000	643,680
5.25%, 01/15/22	400,000	450,835
Healthcare Realty Trust, Inc., 3.75%, 04/15/23	350,000	350,613
Hospitality Properties Trust, 5.00%, 08/15/22	350,000	372,540
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23	525,000	532,137
Kilroy Realty LP, 4.80%, 07/15/18	300,000	322,871
Liberty Property LP, 4.40%, 02/15/24	500,000	534,409
Omega Healthcare Investors, Inc., 4.50%, 04/01/27(c)	550,000	540,265
Realty Income Corp., 3.25%, 10/15/22	350,000	350,926
Simon Property Group LP, 2.80%, 01/30/17	500,000	514,388
2.20%, 02/01/19	500,000	507,655
5.65%, 02/01/20	250,000	289,255
3.38%, 03/15/22	500,000	520,142
UDR, Inc., 4.25%, 06/01/18	100,000	107,193
Ventas Realty LP/Ventas Capital Corp., 4.00%, 04/30/19	500,000	534,206
4.75%, 06/01/21	150,000	165,596
Weyerhaeuser Co., 7.38%, 03/15/32	500,000	671,749

		13,469,921

Real Estate Management & Development 0.0%†
ProLogis LP, 4.25%, 08/15/23	500,000	537,632

Road & Rail 0.5%
Burlington Northern Santa Fe LLC, 3.05%, 09/01/22	350,000	360,702
3.00%, 03/15/23	500,000	510,039
3.85%, 09/01/23	650,000	701,451
3.75%, 04/01/24	500,000	533,629
3.00%, 04/01/25(b)	500,000	504,244
7.95%, 08/15/30	206,000	304,171
4.55%, 09/01/44	250,000	273,954
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	350,000	387,858
CSX Corp., 7.38%, 02/01/19	400,000	480,460
3.70%, 10/30/20	300,000	323,197
3.40%, 08/01/24	500,000	521,668
5.50%, 04/15/41	150,000	186,790
4.10%, 03/15/44	250,000	260,373
FedEx Corp., 4.00%, 01/15/24	750,000	809,610
3.90%, 02/01/35	380,000	382,678
3.88%, 08/01/42	50,000	48,252
Norfolk Southern Corp., 5.90%, 06/15/19	400,000	461,823
3.25%, 12/01/21	1,000,000	1,041,908
3.00%, 04/01/22	500,000	510,609
5.59%, 05/17/25	84,000	100,831
Union Pacific Corp., 2.75%, 04/15/23	750,000	764,825
United Parcel Service of America, Inc., 8.38%, 04/01/20	118,000	153,444
8.37%, 04/01/30(d)	177,000	269,433
United Parcel Service, Inc., 3.13%, 01/15/21	500,000	531,319
6.20%, 01/15/38	295,000	400,406

		10,823,674

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc., 4.30%, 06/15/21	400,000	437,080
Broadcom Corp., 2.70%, 11/01/18	100,000	103,173
Intel Corp., 1.35%, 12/15/17	1,000,000	1,005,041
4.80%, 10/01/41	350,000	394,346
KLA-Tencor Corp., 4.65%, 11/01/24	215,000	225,800

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp., 3.80%, 03/15/25	$255,000	$256,459
Maxim Integrated Products, Inc., 3.38%, 03/15/23	350,000	350,135

		2,772,034

Software 0.3%
Adobe Systems, Inc., 3.25%, 02/01/25	135,000	136,450
CA, Inc., 4.50%, 08/15/23	410,000	433,407
Microsoft Corp., 3.00%, 10/01/20	500,000	531,431
3.63%, 12/15/23	400,000	435,988
3.50%, 02/12/35	325,000	324,144
4.50%, 10/01/40	300,000	335,753
3.75%, 02/12/45	750,000	752,857
Oracle Corp., 1.20%, 10/15/17	350,000	351,138
2.38%, 01/15/19	1,000,000	1,027,462
5.00%, 07/08/19	200,000	226,239
2.80%, 07/08/21	1,000,000	1,035,784
2.50%, 10/15/22	500,000	500,025
5.38%, 07/15/40	350,000	429,368
4.50%, 07/08/44	250,000	278,641

		6,798,687

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	500,000	539,098
Bed Bath & Beyond, Inc., 3.75%, 08/01/24(b)	250,000	259,845
Gap, Inc. (The), 5.95%, 04/12/21	150,000	172,104
Home Depot, Inc. (The), 2.70%, 04/01/23	500,000	507,558
5.88%, 12/16/36	300,000	396,813
5.95%, 04/01/41	150,000	200,295
4.20%, 04/01/43	250,000	273,120
4.40%, 03/15/45	500,000	558,267
Lowe’s Cos., Inc., 3.13%, 09/15/24	400,000	412,468
6.50%, 03/15/29	236,000	309,305
5.80%, 10/15/36	300,000	384,390

		4,013,263

Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc., 1.05%, 05/05/17(b)	1,000,000	1,004,959
2.50%, 02/09/25	345,000	337,624
3.85%, 05/04/43	750,000	761,845
EMC Corp., 1.88%, 06/01/18	1,000,000	1,011,690
Hewlett-Packard Co., 5.50%, 03/01/18	800,000	886,122
2.75%, 01/14/19	250,000	256,301
3.75%, 12/01/20	500,000	525,684
4.65%, 12/09/21	600,000	656,355
NetApp, Inc., 3.38%, 06/15/21	210,000	214,242
Seagate HDD Cayman, 3.75%, 11/15/18	675,000	703,470
5.75%, 12/01/34(c)	175,000	187,049

		6,545,341

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	125,000	136,151
VF Corp., 3.50%, 09/01/21	200,000	215,419

		351,570

Thrifts & Mortgage Finance 0.0%†
Santander Holdings USA, Inc., 3.45%, 08/27/18	250,000	260,155

Tobacco 0.2%
Altria Group, Inc., 9.25%, 08/06/19	155,000	198,877
2.63%, 01/14/20	350,000	355,614
10.20%, 02/06/39	81,000	143,246
4.25%, 08/09/42	250,000	252,484
4.50%, 05/02/43	450,000	465,448
5.38%, 01/31/44	170,000	198,818
Lorillard Tobacco Co., 3.50%, 08/04/16	850,000	873,626
3.75%, 05/20/23	250,000	254,541
Philip Morris International, Inc., 5.65%, 05/16/18	400,000	451,913
6.38%, 05/16/38	460,000	609,638
3.88%, 08/21/42	250,000	246,116
Reynolds American, Inc., 4.75%, 11/01/42(b)	450,000	464,163

		4,514,484

Wireless Telecommunication Services 0.2%
America Movil SAB de CV, 5.00%, 03/30/20	500,000	566,610
3.13%, 07/16/22	750,000	762,825
6.38%, 03/01/35	177,000	221,335
6.13%, 03/30/40	350,000	433,933
Rogers Communications, Inc., 3.00%, 03/15/23	600,000	597,086
5.00%, 03/15/44(b)	250,000	275,567
Vodafone Group PLC, 1.63%, 03/20/17	600,000	603,647
2.95%, 02/19/23	250,000	245,947
7.88%, 02/15/30	206,000	282,109
4.38%, 02/19/43	500,000	491,797

		4,480,856

Total Corporate Bonds (cost $480,048,759)		509,933,207

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Municipal Bonds 1.0%

	Principal Amount	Market Value
California 0.3%
Alameda County Joint Powers Authority, RB, Series A, 7.05%, 12/01/44	$100,000	$141,166
Bay Area Toll Authority, RB Series S1, 6.79%, 04/01/30	250,000	321,237
Series F, 6.26%, 04/01/49	250,000	359,980
City of San Francisco California Public Utilities Commission Water Revenue, RB, 6.00%, 11/01/40	100,000	130,207
Los Angeles Community College District, GO, 6.75%, 08/01/49	300,000	454,848
Los Angeles County Public Works Financing Authority, RB, 7.62%, 08/01/40	75,000	109,246
Los Angeles Unified School District, GO, 6.76%, 07/01/34	420,000	585,220
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	200,000	293,132
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	100,000	138,869
Santa Clara Valley Transportation Authority, RB, 5.88%, 04/01/32	200,000	249,840
State of California, GO 7.55%, 04/01/39	1,410,000	2,201,405
7.63%, 03/01/40	425,000	661,291
University of California, RB Series F, 5.95%, 05/15/45	300,000	386,199
Series H, 6.55%, 05/15/48	150,000	204,392

		6,237,032

Colorado 0.0%†
Denver City & County School District No. 1, Refunding, COP, Series B, 4.24%, 12/15/37	50,000	52,282

Connecticut 0.0%†
State of Connecticut, GO, Series A, 5.85%, 03/15/32	500,000	636,185

Florida 0.0%†
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 2.11%, 07/01/18	250,000	252,410

Georgia 0.1%
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/57	500,000	653,480

Illinois 0.1%
Chicago Transit Authority, RB, Series A, 6.90%, 12/01/40	300,000	386,499
State of Illinois, GO 5.88%, 03/01/19	200,000	223,782
4.95%, 06/01/23	160,000	171,029
5.10%, 06/01/33	1,445,000	1,470,186

		2,251,496

Massachusetts 0.0%†
Commonwealth of Massachusetts, GO, Series E, 4.20%, 12/01/21	500,000	557,430

New Jersey 0.1%
New Jersey Economic Development Authority, RB, AGM Insured, Series B, 0.00%, 02/15/20	650,000	566,046
New Jersey Economic Development Authority, RB, National-RE Insured, Series A, 7.43%, 02/15/29	125,000	157,420
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	790,000	1,188,713
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 05/01/40	250,000	321,293

		2,233,472

New York 0.2%
City of New York, GO, 5.97%, 03/01/36	250,000	325,725
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	460,000	715,990
New York City Municipal Water Finance Authority, RB, 5.44%, 06/15/43	300,000	387,000
New York City Transitional Finance Authority, RB, Series B, 5.57%, 11/01/38	500,000	636,575
New York State Dormitory Authority, Special Tax Revenue, 5.50%, 03/15/30	100,000	120,216
New York State Urban Development Corp., Special Tax Authority, Series C, 5.84%, 03/15/40	450,000	570,352
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	620,000	796,111

		3,551,969

North Carolina 0.0%†
University of North Carolina, Refunding, RB, 3.85%, 12/01/34	300,000	320,304

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Ohio 0.1%
American Municipal Power Inc., RB Series E, 6.27%, 02/15/50	$165,000	$210,487
Series B, 7.50%, 02/15/50	150,000	222,080
JobsOhio Beverage System, RB, Series B, 4.53%, 01/01/35	100,000	112,596
Northeast Regional Sewer District, RB, 6.04%, 11/15/40	300,000	347,490
Ohio State University (The), RB, Series C, 4.91%, 06/01/40	150,000	183,004

		1,075,657

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, GO, Series B, 5.85%, 07/15/30	500,000	573,400

South Carolina 0.0%†
South Carolina State Public Service Authority, RB, Series C, 6.45%, 01/01/50	100,000	135,829

Texas 0.1%
Dallas Area Rapid Transit, RB, Series B, 6.00%, 12/01/44	200,000	276,278
State of Texas, GO, Series A, 4.63%, 04/01/33	350,000	406,865
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	150,000	182,175
University of Texas System, RB Series A, 5.26%, 07/01/39	260,000	333,494
Series C, 4.79%, 08/15/46	200,000	244,252

		1,443,064

Total Municipal Bonds (cost $16,275,605)		19,974,010

Sovereign Bonds 3.0%

	Principal Amount	Market Value
BRAZIL 0.2%
Brazilian Government International Bond,
5.88%, 01/15/19	500,000	550,000
4.88%, 01/22/21(b)	500,000	525,000
4.25%, 01/07/25(b)	1,000,000	980,000
7.13%, 01/20/37	1,205,000	1,430,937

		3,485,937

CANADA 0.3%
Canada Government International Bond, 1.63%, 02/27/19	750,000	761,130
Hydro Quebec, 8.88%, 03/01/26	156,000	234,919
Province of Nova Scotia Canada, 5.13%, 01/26/17	885,000	954,440
Province of Ontario Canada, 2.30%, 05/10/16	500,000	509,754
1.20%, 02/14/18	500,000	500,848
3.00%, 07/16/18	250,000	263,843
2.00%, 09/27/18(b)	750,000	767,016
2.00%, 01/30/19	1,000,000	1,022,374
Province of Quebec Canada, 3.50%, 07/29/20	400,000	434,562
7.50%, 09/15/29	578,000	876,345

		6,325,231

CHILE 0.0%†
Chile Government International Bond, 3.13%, 03/27/25(b)	250,000	261,875

COLOMBIA 0.1%
Colombia Government International Bond, 4.38%, 07/12/21	1,150,000	1,219,000
7.38%, 09/18/37	225,000	300,375
5.63%, 02/26/44	500,000	558,750

		2,078,125

GERMANY 0.1%
FMS Wertmanagement AoeR, 1.13%, 10/14/16	500,000	503,826
KFW, 1.88%, 04/01/19	1,000,000	1,021,678

		1,525,504

ISRAEL 0.0%†
Israel Government International Bond, 3.15%, 06/30/23(b)	500,000	520,400

ITALY 0.0%†
Italy Government International Bond, 6.88%, 09/27/23	251,000	324,422
5.38%, 06/15/33	541,000	658,442

		982,864

JAPAN 0.0%†
Japan Bank for International Cooperation, 1.75%, 11/13/18	500,000	505,352
Japan Finance Corp., 2.50%, 05/18/16	200,000	204,332
2.25%, 07/13/16	225,000	229,626

		939,310

MEXICO 0.3%
Mexico Government International Bond, 5.63%, 01/15/17	800,000	858,000
5.13%, 01/15/20	1,000,000	1,121,000
3.50%, 01/21/21(b)	1,000,000	1,041,000
4.00%, 10/02/23	500,000	529,000
6.75%, 09/27/34	1,246,000	1,663,410
4.75%, 03/08/44	400,000	420,000
4.60%, 01/23/46	347,000	354,808
5.75%, 10/12/10	200,000	218,000

		6,205,218

PANAMA 0.0%†
Panama Government International Bond, 6.70%, 01/26/36(b)	250,000	327,500
4.30%, 04/29/53	500,000	482,500

		810,000

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19(b)	1,840,000	2,198,800

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value
PHILIPPINES 0.2%
Philippine Government International Bond, 6.50%, 01/20/20	$1,500,000	$1,796,250
7.75%, 01/14/31(b)	500,000	750,920
6.38%, 10/23/34	500,000	701,875

		3,249,045

POLAND 0.1%
Poland Government International Bond, 6.38%, 07/15/19	750,000	882,188
5.13%, 04/21/21	200,000	229,760
5.00%, 03/23/22	300,000	344,625
4.00%, 01/22/24	500,000	549,000

		2,005,573

SOUTH AFRICA 0.1%
South Africa Government International Bond, 4.67%, 01/17/24(b)	500,000	528,750
6.25%, 03/08/41(b)	200,000	240,000
5.38%, 07/24/44(b)	250,000	268,650

		1,037,400

SOUTH KOREA 0.1%
Export-Import Bank of Korea, 4.00%, 01/29/21	600,000	650,542
5.00%, 04/11/22	500,000	578,593
Republic of Korea, 5.63%, 11/03/25	300,000	381,150
4.13%, 06/10/44(b)	250,000	301,775

		1,912,060

SUPRANATIONAL 1.0%
Asian Development Bank, 1.75%, 09/11/18	500,000	509,729
Corp. Andina de Fomento, 4.38%, 06/15/22	350,000	382,200
Council Of Europe Development Bank, 1.50%, 06/19/17(b)	500,000	507,080
1.00%, 03/07/18	200,000	199,887
European Investment Bank, 0.63%, 04/15/16	2,000,000	2,005,460
2.50%, 05/16/16	900,000	921,014
5.13%, 09/13/16	350,000	372,979
1.25%, 10/14/16	750,000	757,837
1.13%, 12/15/16	1,000,000	1,009,033
0.88%, 04/18/17	500,000	501,745
5.13%, 05/30/17	325,000	354,973
1.00%, 03/15/18	1,000,000	1,000,007
1.00%, 06/15/18	500,000	499,007
1.88%, 03/15/19	1,000,000	1,022,975
4.00%, 02/16/21	500,000	565,444
Inter-American Development Bank, 5.13%, 09/13/16	235,000	250,269
0.88%, 03/15/18	500,000	498,360
1.75%, 08/24/18	300,000	305,657
1.75%, 10/15/19	1,000,000	1,017,244
1.38%, 07/15/20	750,000	744,038
2.13%, 11/09/20	750,000	771,383
International Bank for Reconstruction & Development, 0.50%, 04/15/16	500,000	500,455
0.50%, 05/16/16	750,000	750,401
1.00%, 09/15/16	500,000	502,980
0.75%, 12/15/16	500,000	500,948
1.13%, 07/18/17	500,000	504,717
7.63%, 01/19/23	973,000	1,370,860
International Finance Corp., 2.25%, 04/11/16(b)	300,000	305,713
1.13%, 11/23/16	1,025,000	1,031,801
0.88%, 06/15/18	750,000	742,151
Nordic Investment Bank, 0.50%, 04/14/16	500,000	500,335

		20,906,682

SWEDEN 0.0%†
Svensk Exportkredit AB, 0.63%, 05/31/16	1,000,000	1,001,450

TURKEY 0.3%
Turkey Government International Bond, 6.75%, 04/03/18	1,000,000	1,107,380
5.63%, 03/30/21	500,000	546,875
3.25%, 03/23/23(b)	1,500,000	1,418,835
6.00%, 01/14/41(b)	2,000,000	2,272,900

		5,345,990

URUGUAY 0.1%
Uruguay Government International Bond, 4.50%, 08/14/24	650,000	705,250
5.10%, 06/18/50	350,000	364,000

		1,069,250

Total Sovereign Bonds (cost $59,395,108)		61,860,714

U.S. Government Mortgage Backed Agencies 28.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E81396 7.00%, 10/01/15	40	40
Pool# E84097 6.50%, 12/01/15	86	86
Pool# E00938 7.00%, 01/01/16	519	527
Pool# E82132 7.00%, 01/01/16	122	123
Pool# E82815 6.00%, 03/01/16	418	421
Pool# E83231 6.00%, 04/01/16	80	81
Pool# E83233 6.00%, 04/01/16	387	393
Pool# G11972 6.00%, 04/01/16	7,006	7,102
Pool# E83933 6.50%, 05/01/16	37	37
Pool# E84236 6.50%, 06/01/16	489	498
Pool# E00996 6.50%, 07/01/16	191	196
Pool# E84912 6.50%, 08/01/16	1,932	1,954

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E85387 6.00%, 09/01/16	$90	$90
Pool# E86533 6.00%, 12/01/16	347	350
Pool# E87584 6.00%, 01/01/17	660	678
Pool# E86995 6.50%, 01/01/17	1,718	1,729
Pool# E87291 6.50%, 01/01/17	1,749	1,790
Pool# E88076 6.00%, 02/01/17	1,363	1,399
Pool# E88055 6.50%, 02/01/17	7,510	7,744
Pool# E88134 6.00%, 03/01/17	323	324
Pool# E88768 6.00%, 03/01/17	1,445	1,459
Pool# E88729 6.00%, 04/01/17	1,854	1,907
Pool# E89149 6.00%, 04/01/17	1,154	1,189
Pool# E89151 6.00%, 04/01/17	1,716	1,763
Pool# E89217 6.00%, 04/01/17	1,727	1,782
Pool# E89222 6.00%, 04/01/17	5,731	5,859
Pool# E89347 6.00%, 04/01/17	433	444
Pool# E89496 6.00%, 04/01/17	865	894
Pool# E89203 6.50%, 04/01/17	1,181	1,215
Pool# E89530 6.00%, 05/01/17	3,910	4,035
Pool# E89909 6.00%, 05/01/17	1,232	1,273
Pool# B15071 6.00%, 06/01/17	11,631	11,804
Pool# E01157 6.00%, 06/01/17	4,628	4,804
Pool# E90194 6.00%, 06/01/17	1,126	1,166
Pool# E90313 6.00%, 06/01/17	420	435
Pool# E90645 6.00%, 07/01/17	5,112	5,282
Pool# G18007 6.00%, 07/01/19	10,725	11,423
Pool# B16087 6.00%, 08/01/19	41,901	44,248
Pool# J00935 5.00%, 12/01/20	14,684	15,437
Pool# J00854 5.00%, 01/01/21	151,918	160,298
Pool# J01279 5.50%, 02/01/21	11,097	11,981
Pool# J01570 5.50%, 04/01/21	11,193	12,077
Pool# J01771 5.00%, 05/01/21	11,435	12,025
Pool# J01879 5.00%, 05/01/21	9,023	9,489
Pool# J06015 5.00%, 05/01/21	55,669	58,568
Pool# G18122 5.00%, 06/01/21	24,329	26,124
Pool# J01980 6.00%, 06/01/21	14,141	14,260
Pool# J03074 5.00%, 07/01/21	18,375	19,667
Pool# J03028 5.50%, 07/01/21	6,400	6,777
Pool# C90719 5.00%, 10/01/23	610,106	675,737
Pool# J09912 4.00%, 06/01/24	1,362,796	1,450,095
Pool# C00351 8.00%, 07/01/24	746	899
Pool# G13900 5.00%, 12/01/24	270,281	287,898
Pool# D60780 8.00%, 06/01/25	2,714	3,086
Pool# G30267 5.00%, 08/01/25	197,522	218,803
Pool# E02746 3.50%, 11/01/25	708,785	753,495
Pool# J13883 3.50%, 12/01/25	1,442,303	1,547,123
Pool# J14732 4.00%, 03/01/26	686,326	731,644
Pool# E02896 3.50%, 05/01/26	766,968	818,837
Pool# J18127 3.00%, 03/01/27	614,780	644,748
Pool# J18702 3.00%, 03/01/27	684,593	718,027
Pool# J19106 3.00%, 05/01/27	250,333	262,863
Pool# J20471 3.00%, 09/01/27	1,115,296	1,169,822
Pool# D82854 7.00%, 10/01/27	1,764	1,964
Pool# G14609 3.00%, 11/01/27	1,472,609	1,544,634
Pool# C00566 7.50%, 12/01/27	2,621	3,221
Pool# G15100 2.50%, 07/01/28	537,297	551,986
Pool# C00678 7.00%, 11/01/28	2,838	3,203
Pool# C18271 7.00%, 11/01/28	3,237	3,670
Pool# C00836 7.00%, 07/01/29	1,429	1,685
Pool# C31282 7.00%, 09/01/29	183	196

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C31285 7.00%, 09/01/29	$3,372	$4,102
Pool# A18212 7.00%, 11/01/29	48,994	52,699
Pool# C32914 8.00%, 11/01/29	3,481	3,828
Pool# G18536 2.50%, 01/01/30	8,351,105	8,572,162
Pool# C37436 8.00%, 01/01/30	3,415	4,326
Pool# C36306 7.00%, 02/01/30	805	850
Pool# C36429 7.00%, 02/01/30	798	836
Pool# C00921 7.50%, 02/01/30	2,795	3,322
Pool# G01108 7.00%, 04/01/30	1,208	1,442
Pool# C37703 7.50%, 04/01/30	2,211	2,548
Pool# C41561 8.00%, 08/01/30	2,387	2,554
Pool# C01051 8.00%, 09/01/30	4,667	5,954
Pool# C43550 7.00%, 10/01/30	5,043	5,762
Pool# C44017 7.50%, 10/01/30	564	581
Pool# C43967 8.00%, 10/01/30	41,222	45,445
Pool# C44957 8.00%, 11/01/30	3,689	4,345
Pool# C01103 7.50%, 12/01/30	1,912	2,374
Pool# C46932 7.50%, 01/01/31	811	857
Pool# C47287 7.50%, 02/01/31	4,386	5,084
Pool# C48851 7.00%, 03/01/31	2,670	2,757
Pool# C48206 7.50%, 03/01/31	2,148	2,165
Pool# C91366 4.50%, 04/01/31	275,221	301,250
Pool# C91377 4.50%, 06/01/31	146,049	159,835
Pool# C53324 7.00%, 06/01/31	1,985	2,132
Pool# C01209 8.00%, 06/01/31	1,387	1,633
Pool# C55071 7.50%, 07/01/31	761	789
Pool# G01309 7.00%, 08/01/31	3,079	3,516
Pool# C01222 7.00%, 09/01/31	2,539	2,967
Pool# G01311 7.00%, 09/01/31	22,630	27,073
Pool# G01315 7.00%, 09/01/31	840	991
Pool# C58647 7.00%, 10/01/31	1,213	1,315
Pool# C60012 7.00%, 11/01/31	2,047	2,224
Pool# C61298 8.00%, 11/01/31	3,198	3,316
Pool# C61105 7.00%, 12/01/31	6,827	7,368
Pool# C01305 7.50%, 12/01/31	1,423	1,546
Pool# C62218 7.00%, 01/01/32	3,193	3,279
Pool# C63171 7.00%, 01/01/32	11,178	13,238
Pool# C64121 7.50%, 02/01/32	4,915	5,380
Pool# D99004 3.50%, 03/01/32	334,793	355,005
Pool# G30577 3.50%, 04/01/32	748,768	793,790
Pool# C01345 7.00%, 04/01/32	13,153	15,935
Pool# G01391 7.00%, 04/01/32	39,173	46,835
Pool# C65717 7.50%, 04/01/32	5,052	5,218
Pool# C01370 8.00%, 04/01/32	4,857	5,915
Pool# C66916 7.00%, 05/01/32	21,127	24,591
Pool# C67235 7.00%, 05/01/32	13,860	15,074
Pool# C01381 8.00%, 05/01/32	21,687	26,395
Pool# C68290 7.00%, 06/01/32	5,433	6,317
Pool# C68300 7.00%, 06/01/32	14,962	17,337
Pool# D99266 3.50%, 07/01/32	516,312	547,480
Pool# G01449 7.00%, 07/01/32	25,975	30,827
Pool# C68988 7.50%, 07/01/32	3,751	3,765

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C69908 7.00%, 08/01/32	$30,591	$34,914
Pool# C70211 7.00%, 08/01/32	14,967	15,683
Pool# C91558 3.50%, 09/01/32	137,467	145,081
Pool# G01536 7.00%, 03/01/33	24,587	27,736
Pool# G30642 3.00%, 05/01/33	274,766	285,679
Pool# G30646 3.00%, 05/01/33	637,476	659,517
Pool# K90535 3.00%, 05/01/33	133,173	138,402
Pool# A16419 6.50%, 11/01/33	18,702	21,425
Pool# C01806 7.00%, 01/01/34	14,480	15,472
Pool# A21356 6.50%, 04/01/34	77,457	90,965
Pool# C01851 6.50%, 04/01/34	59,418	69,345
Pool# A22067 6.50%, 05/01/34	88,974	107,804
Pool# A24301 6.50%, 05/01/34	115,836	137,221
Pool# A24988 6.50%, 07/01/34	26,299	30,128
Pool# G01741 6.50%, 10/01/34	28,121	32,874
Pool# G08023 6.50%, 11/01/34	57,669	70,514
Pool# A33137 6.50%, 01/01/35	13,683	15,675
Pool# G01947 7.00%, 05/01/35	32,004	39,294
Pool# G08073 5.50%, 08/01/35	330,048	371,902
Pool# A37135 5.50%, 09/01/35	563,419	633,104
Pool# A47368 5.00%, 10/01/35	418,777	466,172
Pool# A38255 5.50%, 10/01/35	412,570	464,277
Pool# A38531 5.50%, 10/01/35	639,600	719,306
Pool# G08088 6.50%, 10/01/35	236,023	287,869
Pool# A39759 5.50%, 11/01/35	34,943	39,254
Pool# A40376 5.50%, 12/01/35	29,959	33,622
Pool# A42305 5.50%, 01/01/36	79,634	89,785
Pool# A41548 7.00%, 01/01/36	39,830	43,549
Pool# G08111 5.50%, 02/01/36	561,408	630,769
Pool# A43861 5.50%, 03/01/36	162,709	182,580
Pool# A43884 5.50%, 03/01/36	596,713	672,735
Pool# A43885 5.50%, 03/01/36	499,376	566,647
Pool# A43886 5.50%, 03/01/36	830,711	943,238
Pool# A48378 5.50%, 03/01/36	424,375	479,362
Pool# G08116 5.50%, 03/01/36	95,842	107,845
Pool# A48735 5.50%, 05/01/36	34,012	38,098
Pool# A53039 6.50%, 10/01/36	146,196	167,480
Pool# A53219 6.50%, 10/01/36	38,356	43,940
Pool# G05254 5.00%, 01/01/37	373,198	414,595
Pool# G04331 5.00%, 02/01/37	325,791	362,071
Pool# G05941 6.00%, 02/01/37	1,679,973	1,929,407
Pool# G03620 6.50%, 10/01/37	10,542	12,261
Pool# G03721 6.00%, 12/01/37	159,565	181,417
Pool# G03969 6.00%, 02/01/38	176,197	200,167
Pool# G04913 5.00%, 03/01/38	624,737	693,318
Pool# G05299 4.50%, 06/01/38	622,613	680,796
Pool# G04581 6.50%, 08/01/38	339,900	392,082
Pool# A81674 6.00%, 09/01/38	927,812	1,053,962
Pool# A85442 5.00%, 03/01/39	814,883	902,542
Pool# G05459 5.50%, 05/01/39	4,759,647	5,335,880
Pool# G05535 4.50%, 07/01/39	1,861,429	2,029,075
Pool# A89500 4.50%, 10/01/39	236,669	258,135

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A91165 5.00%, 02/01/40	$8,472,996	$9,458,112
Pool# Q08977 4.00%, 06/01/42	365,776	392,689
Pool# Q11087 4.00%, 09/01/42	449,942	483,047
Pool# G07158 3.50%, 10/01/42	1,494,705	1,569,681
Pool# G07163 3.50%, 10/01/42	642,279	675,902
Pool# Q11532 3.50%, 10/01/42	467,410	490,901
Pool# Q12051 3.50%, 10/01/42	522,270	548,519
Pool# C09020 3.50%, 11/01/42	1,346,056	1,413,707
Pool# G07264 3.50%, 12/01/42	1,452,465	1,525,277
Pool# Q14292 3.50%, 01/01/43	246,913	259,707
Pool# Q14881 3.50%, 01/01/43	297,276	312,061
Pool# Q15774 3.00%, 02/01/43	2,691,352	2,751,517
Pool# Q15884 3.00%, 02/01/43	1,567,869	1,603,374
Pool# Q16470 3.00%, 03/01/43	2,597,936	2,657,236
Pool# V80002 2.50%, 04/01/43	896,605	885,620
Pool# G08528 3.00%, 04/01/43	11,338,650	11,593,302
Pool# Q16915 3.00%, 04/01/43	874,330	894,288
Pool# Q18523 3.50%, 05/01/43	2,858,792	2,999,585
Pool# G08534 3.00%, 06/01/43	3,533,622	3,612,146
Pool# Q18751 3.50%, 06/01/43	2,710,788	2,846,376
Pool# G07410 3.50%, 07/01/43	454,239	479,917
Pool# Q26869 4.00%, 06/01/44	2,395,125	2,581,111
Pool# G08623 3.50%, 01/01/45	2,363,537	2,479,571
Federal Home Loan Mortgage Corp. Gold Pool TBA
2.50%, 04/15/30	1,925,000	1,973,726
3.00%, 04/15/30	3,900,000	4,083,422
3.50%, 04/15/30	1,000,000	1,061,719
4.00%, 04/15/30	1,000,000	1,056,914
3.00%, 04/15/45	500,000	510,078
3.50%, 04/15/45	15,617,000	16,367,044
4.00%, 04/15/45	25,800,000	27,557,625
4.50%, 04/15/45	13,500,000	14,701,289
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.34%, 07/01/41(a)	671,881	710,741
Pool# 2B0108 2.61%, 01/01/42(a)	164,414	173,618
Pool# 2B1381 1.75%, 06/01/43(a)	73,506	75,587
Federal National Mortgage Association Pool
Pool# 822023 5.50%, 07/01/20	1,987	2,094
Pool# 826869 5.50%, 08/01/20	159,237	170,920
Pool# 835228 5.50%, 08/01/20	3,781	3,999
Pool# 825811 5.50%, 09/01/20	3,722	3,981
Pool# 839585 5.50%, 09/01/20	15,666	16,467
Pool# 811505 5.50%, 10/01/20	7,651	8,204
Pool# 838565 5.50%, 10/01/20	157,963	171,842
Pool# 840102 5.50%, 10/01/20	108,665	116,033
Pool# 841947 5.50%, 10/01/20	5,914	6,216
Pool# 843102 5.50%, 10/01/20	4,221	4,477
Pool# 839100 5.50%, 11/01/20	3,238	3,459
Pool# 830670 5.50%, 12/01/20	6,881	7,374
Pool# 788210 5.50%, 02/01/21	10,325	10,853
Pool# 867183 5.50%, 02/01/21	13,485	14,297
Pool# 811558 5.50%, 03/01/21	130,482	138,400
Pool# 870296 5.50%, 03/01/21	1,450	1,524
Pool# 878120 5.50%, 04/01/21	5,878	6,389
Pool# 811559 5.50%, 05/01/21	22,137	23,718
Pool# 879115 5.50%, 05/01/21	14,689	15,741
Pool# 885440 5.50%, 05/01/21	3,009	3,212

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 845489 5.50%, 06/01/21	$949	$1,021
Pool# 880950 5.50%, 07/01/21	50,115	53,823
Pool# 870092 5.50%, 08/01/21	2,165	2,311
Pool# 896599 5.50%, 08/01/21	819	873
Pool# 903350 5.00%, 10/01/21	8,058	8,702
Pool# 894126 5.50%, 10/01/21	1,205	1,289
Pool# 902789 5.50%, 11/01/21	79,493	87,262
Pool# 901509 5.00%, 12/01/21	8,455	9,005
Pool# 906708 5.00%, 12/01/21	61,701	66,725
Pool# 928106 5.50%, 02/01/22	70,885	77,968
Pool# 914385 5.50%, 03/01/22	2,207	2,403
Pool# 913323 5.50%, 04/01/22	3,437	3,686
Pool# 913331 5.50%, 05/01/22	7,678	8,108
Pool# 899438 5.50%, 06/01/22	53,510	57,528
Pool# AA2549 4.00%, 04/01/24	412,238	436,093
Pool# 934863 4.00%, 06/01/24	634,816	671,964
Pool# AC1374 4.00%, 08/01/24	430,742	465,627
Pool# AC1529 4.50%, 09/01/24	1,076,195	1,159,937
Pool# AD0244 4.50%, 10/01/24	155,394	167,589
Pool# AD4089 4.50%, 05/01/25	1,090,432	1,175,219
Pool# 890216 4.50%, 07/01/25	283,226	305,390
Pool# AB1609 4.00%, 10/01/25	586,735	623,888
Pool# AH1361 3.50%, 12/01/25	516,316	551,606
Pool# AH1518 3.50%, 12/01/25	319,514	339,360
Pool# AH5616 3.50%, 02/01/26	1,582,032	1,679,994
Pool# AL0298 4.00%, 05/01/26	1,181,913	1,276,648
Pool# AB4277 3.00%, 01/01/27	1,610,027	1,690,810
Pool# AP4746 3.00%, 08/01/27	447,064	470,323
Pool# AP4640 3.00%, 09/01/27	201,231	211,709
Pool# AP7855 3.00%, 09/01/27	1,992,554	2,096,282
Pool# AB6886 3.00%, 11/01/27	238,256	250,963
Pool# AB6887 3.00%, 11/01/27	473,109	497,721
Pool# AQ3758 3.00%, 11/01/27	232,678	244,807
Pool# AQ4532 3.00%, 11/01/27	273,394	287,638
Pool# AQ5096 3.00%, 11/01/27	622,397	654,864
Pool# AQ7406 3.00%, 11/01/27	191,920	201,947
Pool# AQ2884 3.00%, 12/01/27	202,598	213,168
Pool# AS0487 2.50%, 09/01/28	876,287	901,713
Pool# 930998 4.50%, 04/01/29	161,580	176,032
Pool# AX7727 2.50%, 03/01/30	1,938,634	1,993,101
Pool# AH1515 4.00%, 12/01/30	1,026,896	1,105,831
Pool# AD0716 6.50%, 12/01/30	3,168,307	3,678,298
Pool# AB2121 4.00%, 01/01/31	163,216	175,762
Pool# MA0641 4.00%, 02/01/31	848,347	913,587
Pool# 560868 7.50%, 02/01/31	824	846
Pool# 607212 7.50%, 10/01/31	14,988	16,607
Pool# MA0895 3.50%, 11/01/31	894,319	945,444
Pool# 607632 6.50%, 11/01/31	149	171
Pool# MA1029 3.50%, 04/01/32	641,857	678,717
Pool# 545556 7.00%, 04/01/32	10,308	12,630
Pool# AO2565 3.50%, 05/01/32	251,974	267,549
Pool# 545605 7.00%, 05/01/32	13,697	16,577

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AO5103 3.50%, 06/01/32	$527,383	$560,009
Pool# MA1107 3.50%, 07/01/32	86,906	91,898
Pool# 651361 7.00%, 07/01/32	10,351	11,991
Pool# AP1990 3.50%, 08/01/32	328,063	348,525
Pool# AP1997 3.50%, 08/01/32	137,858	146,467
Pool# AO7202 3.50%, 09/01/32	651,178	691,957
Pool# MA1166 3.50%, 09/01/32	505,876	534,930
Pool# 661664 7.50%, 09/01/32	18,918	19,500
Pool# AP3673 3.50%, 10/01/32	473,957	503,639
Pool# AB6962 3.50%, 11/01/32	712,864	757,516
Pool# AQ3343 3.50%, 11/01/32	425,619	452,238
Pool# 555346 5.50%, 04/01/33	133,820	152,848
Pool# 713560 5.50%, 04/01/33	13,531	15,298
Pool# 694846 6.50%, 04/01/33	17,217	19,767
Pool# 701261 7.00%, 04/01/33	1,468	1,706
Pool# AB9300 3.00%, 05/01/33	234,863	244,763
Pool# AB9402 3.00%, 05/01/33	632,928	658,905
Pool# AB9403 3.00%, 05/01/33	276,218	287,785
Pool# 555421 5.00%, 05/01/33	3,531,585	3,942,709
Pool# 555684 5.50%, 07/01/33	30,399	34,419
Pool# 720087 5.50%, 07/01/33	531,787	602,373
Pool# 728721 5.50%, 07/01/33	92,319	104,556
Pool# MA1527 3.00%, 08/01/33	2,650,202	2,747,294
Pool# 743235 5.50%, 10/01/33	61,176	69,722
Pool# 750229 6.50%, 10/01/33	48,836	56,068
Pool# 755872 5.50%, 12/01/33	606,566	686,780
Pool# 725221 5.50%, 01/01/34	15,086	17,093
Pool# 725223 5.50%, 03/01/34	1,576	1,785
Pool# 725228 6.00%, 03/01/34	1,348,413	1,560,956
Pool# 725425 5.50%, 04/01/34	893,754	1,012,144
Pool# 725423 5.50%, 05/01/34	82,396	93,359
Pool# 725594 5.50%, 07/01/34	355,284	402,563
Pool# 788027 6.50%, 09/01/34	27,632	31,724
Pool# 807310 7.00%, 11/01/34	7,487	8,568
Pool# 735141 5.50%, 01/01/35	1,128,043	1,276,580
Pool# 889852 5.50%, 05/01/35	30,965	35,063
Pool# 256023 6.00%, 12/01/35	1,008,834	1,154,875
Pool# 745418 5.50%, 04/01/36	194,324	218,723
Pool# 745516 5.50%, 05/01/36	109,111	123,043
Pool# 889745 5.50%, 06/01/36	16,727	18,941
Pool# 888635 5.50%, 09/01/36	392,235	444,189
Pool# 995065 5.50%, 09/01/36	644,866	730,200
Pool# 995024 5.50%, 08/01/37	244,492	276,182
Pool# 925172 7.00%, 08/01/37	20,238	21,852
Pool# 995050 6.00%, 09/01/37	2,413,512	2,756,519
Pool# 955194 7.00%, 11/01/37	252,368	298,121
Pool# 928940 7.00%, 12/01/37	116,161	141,605
Pool# 990810 7.00%, 10/01/38	186,882	217,959
Pool# AC9895 3.25%, 04/01/40(a)	1,543,746	1,659,346
Pool# AC9890 3.31%, 04/01/40(a)	3,077,609	3,286,946
Pool# AD8536 5.00%, 08/01/40	918,592	1,022,474
Pool# AB1735 3.50%, 11/01/40	32,029	33,755

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AE9747 4.50%, 12/01/40	$2,241,945	$2,455,549
Pool# 932888 3.50%, 01/01/41	433,522	459,831
Pool# 932891 3.50%, 01/01/41	73,601	77,911
Pool# AB2067 3.50%, 01/01/41	768,689	811,980
Pool# AB2068 3.50%, 01/01/41	433,756	457,082
Pool# AL0390 5.00%, 05/01/41	1,813,753	2,026,066
Pool# AL5863 4.50%, 06/01/41	8,244,258	9,020,936
Pool# AJ1249 3.31%, 09/01/41(a)	915,851	969,350
Pool# AI9851 4.50%, 09/01/41	121,419	133,077
Pool# AL0761 5.00%, 09/01/41	481,958	538,054
Pool# AJ5431 4.50%, 10/01/41	230,247	252,468
Pool# AJ4861 4.00%, 12/01/41	447,535	479,620
Pool# AK0714 2.43%, 02/01/42(a)	237,440	248,680
Pool# AB5185 3.50%, 05/01/42	1,068,593	1,123,862
Pool# AO3575 4.50%, 05/01/42	81,150	88,988
Pool# AO4647 3.50%, 06/01/42	1,934,428	2,034,631
Pool# AO8036 4.50%, 07/01/42	2,012,605	2,204,262
Pool# AB6017 3.50%, 08/01/42	2,126,933	2,237,323
Pool# AP2092 4.50%, 08/01/42	75,224	82,063
Pool# AP6579 3.50%, 09/01/42	1,816,761	1,910,720
Pool# AB6524 3.50%, 10/01/42	3,201,353	3,368,502
Pool# AB7074 3.00%, 11/01/42	1,701,825	1,744,273
Pool# AB6786 3.50%, 11/01/42	435,709	458,196
Pool# AL2677 3.50%, 11/01/42	1,658,080	1,747,367
Pool# AQ2432 3.00%, 12/01/42	915,131	937,995
Pool# AR4210 3.50%, 01/01/43	436,729	459,302
Pool# AT4982 1.91%, 04/01/43(a)	132,545	137,495
Pool# AB9188 3.00%, 04/01/43	379,877	389,128
Pool# AR8213 3.50%, 04/01/43	460,785	485,692
Pool# AB9236 3.00%, 05/01/43	447,739	459,332
Pool# AB9237 3.00%, 05/01/43	1,456,087	1,492,915
Pool# AB9238 3.00%, 05/01/43	1,942,276	1,990,806
Pool# AT4137 3.00%, 05/01/43	718,460	735,620
Pool# AB9362 3.50%, 05/01/43	2,389,972	2,525,088
Pool# AT4250 2.07%, 06/01/43(a)	237,137	242,157
Pool# AT4145 3.00%, 06/01/43	552,172	565,904
Pool# AT5897 3.00%, 06/01/43	475,767	487,254
Pool# AT9057 3.00%, 06/01/43	751,710	769,422
Pool# AB9814 3.00%, 07/01/43	1,924,076	1,972,155
Pool# AR7426 3.00%, 07/01/43	853,670	874,169
Pool# AT6871 3.00%, 07/01/43	271,619	278,083
Pool# AU1628 3.00%, 07/01/43	6,077,923	6,224,012
Pool# AS0203 3.00%, 08/01/43	1,286,712	1,318,874
Pool# AU4934 3.00%, 08/01/43	1,050,171	1,076,005
Pool# AS0516 3.00%, 09/01/43	3,823,159	3,914,226
Pool# AL4471 4.00%, 09/01/43	1,083,535	1,175,195
Pool# AS3161 4.00%, 08/01/44	4,181,839	4,492,331
Pool# AS3946 4.00%, 12/01/44	3,114,403	3,369,713
Federal National Mortgage Association Pool TBA
2.50%, 04/25/30	15,552,000	15,972,389
3.00%, 04/25/30	11,467,663	12,021,336
3.50%, 04/25/30	3,800,000	4,031,562
4.00%, 04/25/30	1,500,000	1,585,312
4.50%, 04/25/30	900,000	943,442
5.00%, 04/25/30	500,000	525,384
3.00%, 04/25/44	11,650,000	11,910,305

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool TBA (continued)
2.50%, 04/25/45	$1,500,000	$1,483,651
3.50%, 04/25/45	28,400,000	29,828,875
4.00%, 04/25/45	38,686,000	41,363,799
4.50%, 04/25/45	5,554,000	6,059,068
5.00%, 04/25/45	100,000	111,195
4.50%, 05/25/45	5,600,000	6,093,940
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	527	538
Pool# 376510 7.00%, 05/15/24	2,433	2,714
Pool# 457801 7.00%, 08/15/28	5,650	6,371
Pool# 486936 6.50%, 02/15/29	2,691	3,211
Pool# 502969 6.00%, 03/15/29	7,961	9,159
Pool# 487053 7.00%, 03/15/29	3,716	4,266
Pool# 781014 6.00%, 04/15/29	6,990	8,143
Pool# 509099 7.00%, 06/15/29	4,053	4,209
Pool# 470643 7.00%, 07/15/29	15,970	17,167
Pool# 434505 7.50%, 08/15/29	179	203
Pool# 416538 7.00%, 10/15/29	334	335
Pool# 524269 8.00%, 11/15/29	8,460	8,618
Pool# 781124 7.00%, 12/15/29	17,577	21,245
Pool# 507396 7.50%, 09/15/30	87,559	101,086
Pool# 531352 7.50%, 09/15/30	4,914	5,334
Pool# 536334 7.50%, 10/15/30	222	230
Pool# 540659 7.00%, 01/15/31	1,011	1,036
Pool# 486019 7.50%, 01/15/31	2,228	2,583
Pool# 535388 7.50%, 01/15/31	2,321	2,542
Pool# 537406 7.50%, 02/15/31	512	522
Pool# 528589 6.50%, 03/15/31	41,062	47,008
Pool# 508473 7.50%, 04/15/31	9,123	10,319
Pool# 544470 8.00%, 04/15/31	3,600	3,660
Pool# 781287 7.00%, 05/15/31	8,667	10,623
Pool# 549742 7.00%, 07/15/31	5,385	6,081
Pool# 781319 7.00%, 07/15/31	2,720	3,353
Pool# 485879 7.00%, 08/15/31	12,755	14,881
Pool# 572554 6.50%, 09/15/31	138,547	160,521
Pool# 555125 7.00%, 09/15/31	899	918
Pool# 781328 7.00%, 09/15/31	8,504	10,363
Pool# 550991 6.50%, 10/15/31	1,631	1,867
Pool# 571267 7.00%, 10/15/31	1,371	1,594
Pool# 574837 7.50%, 11/15/31	2,795	2,891
Pool# 555171 6.50%, 12/15/31	1,565	1,797
Pool# 781380 7.50%, 12/15/31	2,550	3,205
Pool# 781481 7.50%, 01/15/32	12,688	15,520
Pool# 580972 6.50%, 02/15/32	470	538
Pool# 781401 7.50%, 02/15/32	7,091	8,944
Pool# 781916 6.50%, 03/15/32	139,267	160,759
Pool# 552474 7.00%, 03/15/32	8,972	10,674
Pool# 781478 7.50%, 03/15/32	4,810	6,008
Pool# 781429 8.00%, 03/15/32	8,176	10,490
Pool# 781431 7.00%, 04/15/32	30,688	37,610
Pool# 568715 7.00%, 05/15/32	49,172	52,276
Pool# 552616 7.00%, 06/15/32	49,057	56,914
Pool# 570022 7.00%, 07/15/32	37,848	43,681
Pool# 583645 8.00%, 07/15/32	6,790	7,391
Pool# 595077 6.00%, 10/15/32	15,118	17,622

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 596657 7.00%, 10/15/32	$5,493	$5,757
Pool# 552903 6.50%, 11/15/32	239,580	280,513
Pool# 552952 6.00%, 12/15/32	18,241	21,262
Pool# 588192 6.00%, 02/15/33	11,047	12,819
Pool# 602102 6.00%, 02/15/33	18,280	20,838
Pool# 553144 5.50%, 04/15/33	62,548	71,083
Pool# 604243 6.00%, 04/15/33	31,162	36,309
Pool# 611526 6.00%, 05/15/33	10,428	11,888
Pool# 553320 6.00%, 06/15/33	52,715	61,444
Pool# 572733 6.00%, 07/15/33	10,361	11,811
Pool# 573916 6.00%, 11/15/33	40,822	46,530
Pool# 604788 6.50%, 11/15/33	146,794	171,300
Pool# 604875 6.00%, 12/15/33	64,328	74,883
Pool# 781688 6.00%, 12/15/33	80,512	93,852
Pool# 781690 6.00%, 12/15/33	32,231	37,569
Pool# 781699 7.00%, 12/15/33	13,239	15,935
Pool# 621856 6.00%, 01/15/34	40,004	45,599
Pool# 564799 6.00%, 03/15/34	147,026	171,266
Pool# 630038 6.50%, 08/15/34	101,731	116,756
Pool# 781804 6.00%, 09/15/34	91,653	106,679
Pool# 781847 6.00%, 12/15/34	80,020	93,217
Pool# 486921 5.50%, 02/15/35	28,572	32,587
Pool# 781902 6.00%, 02/15/35	73,168	83,433
Pool# 781933 6.00%, 06/15/35	11,719	13,668
Pool# 649510 5.50%, 10/15/35	573,327	658,284
Pool# 649513 5.50%, 10/15/35	864,238	982,087
Pool# 652207 5.50%, 03/15/36	299,294	338,332
Pool# 652539 5.00%, 05/15/36	40,743	45,644
Pool# 655519 5.00%, 05/15/36	57,479	64,104
Pool# 606308 5.50%, 05/15/36	73,064	82,853
Pool# 606314 5.50%, 05/15/36	23,016	25,996
Pool# 657912 6.50%, 08/15/36	8,070	9,238
Pool# 697957 4.50%, 03/15/39	3,485,446	3,850,909
Pool# 704630 5.50%, 07/15/39	129,766	146,473
Pool# 710724 4.50%, 08/15/39	1,496,932	1,654,187
Pool# 722292 5.00%, 09/15/39	3,115,269	3,485,063
Pool# 782803 6.00%, 11/15/39	1,374,023	1,564,596
Pool# 733312 4.00%, 09/15/40	160,731	176,117
Pool# 742235 4.00%, 12/15/40	512,850	551,638
Pool# 690662 4.00%, 01/15/41	123,128	135,058
Pool# 719486 4.00%, 01/15/41	88,105	96,633
Pool# 742244 4.00%, 01/15/41	406,190	445,487
Pool# 753826 4.00%, 01/15/41	133,264	145,639
Pool# 755958 4.00%, 01/15/41	421,090	461,807
Pool# 755959 4.00%, 01/15/41	311,198	342,499
Pool# 759075 4.00%, 01/15/41	345,055	379,734
Pool# 757555 4.00%, 02/15/41	53,267	57,974
Pool# 757557 4.00%, 02/15/41	89,962	98,617
Pool# 759207 4.00%, 02/15/41	627,740	690,595
Pool# 738107 4.00%, 03/15/41	1,158,599	1,263,384
Pool# 778869 4.00%, 02/15/42	640,706	698,694
Pool# AD2254 3.50%, 03/15/43	245,360	262,311

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# AD8789 3.50%, 03/15/43	$1,292,173	$1,381,164
Pool# AA6403 3.00%, 05/15/43	2,026,770	2,096,215
Pool# AD2411 3.50%, 05/15/43	1,089,485	1,164,805
Government National Mortgage Association I Pool TBA
3.00%, 04/15/45	1,850,000	1,904,055
3.50%, 04/15/45	2,100,000	2,211,562
4.50%, 04/15/45	3,000,000	3,307,594
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	1,248,847	1,414,906
Pool# G24245 6.00%, 09/20/38	564,474	640,413
Pool# G24559 5.00%, 10/20/39	1,554,793	1,744,031
Pool# G24715 5.00%, 06/20/40	359,276	403,098
Pool# G24747 5.00%, 07/20/40	4,447,570	4,989,325
Pool# G24771 4.50%, 08/20/40	3,918,855	4,282,855
Pool# G24802 5.00%, 09/20/40	2,541,216	2,851,216
Pool# G24834 4.50%, 10/20/40	846,948	925,450
Pool# 737727 4.00%, 12/20/40	3,289,121	3,581,987
Pool# 737730 4.00%, 12/20/40	939,172	1,023,231
Pool# G24923 4.50%, 01/20/41	1,285,833	1,404,520
Pool# G24978 4.50%, 03/20/41	202,837	221,363
Pool# G25017 4.50%, 04/20/41	2,384,193	2,601,811
Pool# G25056 5.00%, 05/20/41	694,165	778,601
Pool# G25082 4.50%, 06/20/41	843,301	919,616
Pool# G25175 4.50%, 09/20/41	865,347	943,165
Pool# G2675523 3.50%, 03/20/42	730,352	774,838
Pool# G25332 4.00%, 03/20/42	873,364	937,246
Pool# G2MA0392 3.50%, 09/20/42	3,689,953	3,893,657
Pool# G2MA0534 3.50%, 11/20/42	5,408,218	5,706,784
Pool# G2MA0852 3.50%, 03/20/43	2,886,263	3,045,606
Pool# G2MA0934 3.50%, 04/20/43	2,706,426	2,855,843
Pool# G2AF1001 3.50%, 06/20/43	1,441,723	1,539,545
Pool# G2 MA2372 4.00%, 11/20/44	14,189,145	15,212,170
Government National Mortgage Association II Pool TBA
3.00%, 04/15/45	20,000,000	20,593,354
3.50%, 04/15/45	18,250,000	19,203,135
4.00%, 04/15/45	2,950,000	3,143,018
4.50%, 04/15/45	2,400,000	2,607,750

Total U.S. Government Mortgage Backed Agencies (cost $558,197,268)		570,223,958

U.S. Government Sponsored & Agency Obligations 2.9%

	Principal Amount	Market Value
Federal Farm Credit Bank 4.88%, 01/17/17	695,000	747,913
Federal Home Loan Banks 4.88%, 05/17/17	1,125,000	1,223,516
5.25%, 06/05/17	3,000,000	3,291,375
5.50%, 07/15/36	1,500,000	2,103,140
Federal Home Loan Mortgage Corp. 0.88%, 03/07/18	4,000,000	3,993,572
3.75%, 03/27/19(b)	1,870,000	2,051,962
1.38%, 05/01/20	3,500,000	3,474,954
2.38%, 01/13/22(b)	5,000,000	5,170,485
6.75%, 09/15/29	557,000	842,975
6.25%, 07/15/32	1,745,000	2,588,737
Federal National Mortgage Association 0.38%, 07/05/16(b)	10,000,000	9,993,930
5.38%, 06/12/17	1,995,000	2,195,657
0.88%, 12/20/17	6,000,000	6,000,372
0.88%, 05/21/18(b)	7,310,000	7,292,632
1.75%, 06/20/19	500,000	508,227
6.25%, 05/15/29	500,000	716,843
Financing Corp. (FICO) 9.80%, 11/30/17	18,000	22,107
Tennessee Valley Authority 6.25%, 12/15/17	50,000	57,060
4.50%, 04/01/18	4,635,000	5,091,830

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value
Tennessee Valley Authority (continued)
4.88%, 01/15/48	$500,000	$625,229

Total U.S. Government Sponsored & Agency Obligations (cost $55,270,959)		57,992,516

U.S. Treasury Bonds 6.4%

	Principal Amount	Market Value
U.S. Treasury Bonds 8.75%, 05/15/17(b)	124,000	145,361
8.13%, 08/15/19(b)	1,900,000	2,458,718
8.50%, 02/15/20(b)	2,138,000	2,862,748
8.00%, 11/15/21	2,210,000	3,088,647
6.25%, 08/15/23	6,000,000	8,092,032
7.50%, 11/15/24	1,500,000	2,247,421
6.88%, 08/15/25(b)	3,913,000	5,731,935
6.13%, 11/15/27	5,000,000	7,239,845
5.25%, 02/15/29(b)	1,200,000	1,641,469
4.50%, 02/15/36	1,000,000	1,362,266
5.00%, 05/15/37	305,000	443,299
4.25%, 05/15/39	1,500,000	1,980,703
4.50%, 08/15/39	1,080,000	1,478,334
4.38%, 11/15/39	300,000	404,109
4.63%, 02/15/40(b)	5,000,000	6,979,295
4.38%, 05/15/40	2,600,000	3,513,047
3.88%, 08/15/40	1,000,000	1,258,828
4.25%, 11/15/40	3,400,000	4,525,189
4.75%, 02/15/41	7,400,000	10,609,173
4.38%, 05/15/41	1,500,000	2,044,453
3.75%, 08/15/41	8,000,000	9,942,496
3.13%, 11/15/41	7,100,000	7,936,465
3.13%, 02/15/42	2,000,000	2,235,624
2.75%, 08/15/42	5,500,000	5,724,725
2.75%, 11/15/42	1,500,000	1,558,946
3.13%, 02/15/43	4,750,000	5,304,415
2.88%, 05/15/43	2,000,000	2,130,938
3.63%, 08/15/43	2,000,000	2,444,062
3.75%, 11/15/43	5,000,000	6,246,095
3.63%, 02/15/44(b)	2,500,000	3,056,835
3.38%, 05/15/44	500,000	585,742
3.13%, 08/15/44	2,700,000	3,025,056
3.00%, 11/15/44	7,500,000	8,217,773
2.50%, 02/15/45(b)	2,800,000	2,774,187

Total U.S. Treasury Bonds (cost $112,162,617)		129,290,231

U.S. Treasury Notes 29.7%

	Principal Amount	Market Value
U.S. Treasury Notes 1.75%, 05/31/16	$2,000,000	$2,032,500
3.25%, 06/30/16	6,135,000	6,354,995
0.50%, 08/31/16(b)	9,500,000	9,511,875
1.00%, 08/31/16	27,000,000	27,223,587
0.88%, 09/15/16	14,000,000	14,089,684
0.50%, 09/30/16(b)	14,000,000	14,014,224
1.00%, 09/30/16(b)	4,000,000	4,034,376
3.00%, 09/30/16	2,460,000	2,554,557
0.63%, 11/15/16	15,000,000	15,038,670
0.88%, 11/30/16(b)	7,000,000	7,047,579
0.88%, 12/31/16(b)	7,500,000	7,550,977
3.25%, 12/31/16(b)	12,650,000	13,256,808
0.88%, 01/31/17(b)	4,000,000	4,026,248
4.63%, 02/15/17(b)	6,365,000	6,851,324
0.88%, 02/28/17	5,000,000	5,031,640
3.00%, 02/28/17	2,475,000	2,590,823
0.50%, 03/31/17	20,000,000	19,976,560
1.00%, 03/31/17(b)	5,000,000	5,041,795
0.88%, 04/30/17(b)	2,000,000	2,011,406
4.50%, 05/15/17	21,275,000	23,023,550
0.75%, 06/30/17	5,000,000	5,010,155
2.50%, 06/30/17(b)	5,530,000	5,758,544
0.88%, 07/15/17	10,000,000	10,050,000
0.50%, 07/31/17	8,000,000	7,969,376
0.88%, 08/15/17	12,000,000	12,055,308
1.88%, 08/31/17	5,000,000	5,140,625
1.00%, 09/15/17	3,000,000	3,020,625
0.75%, 10/31/17	12,000,000	11,999,064
4.25%, 11/15/17	3,710,000	4,045,058
0.63%, 11/30/17	5,000,000	4,978,905
2.25%, 11/30/17	4,400,000	4,570,157
1.00%, 12/15/17	15,000,000	15,080,865
2.75%, 12/31/17	3,000,000	3,158,436
0.88%, 01/31/18	7,000,000	7,006,013
0.75%, 02/28/18	2,500,000	2,491,797
2.75%, 02/28/18	7,000,000	7,378,434
0.75%, 03/31/18	8,600,000	8,561,704
2.38%, 05/31/18	8,000,000	8,353,752
1.38%, 09/30/18	13,000,000	13,138,125
1.25%, 10/31/18	2,000,000	2,010,782
1.25%, 11/30/18	5,000,000	5,023,830
1.50%, 12/31/18	3,725,000	3,774,472
1.38%, 02/28/19	4,000,000	4,030,000
1.63%, 03/31/19	7,000,000	7,118,125
3.13%, 05/15/19	5,000,000	5,378,905
1.13%, 05/31/19	2,000,000	1,992,500
1.50%, 05/31/19	500,000	505,391
1.00%, 06/30/19(b)	4,500,000	4,454,298
3.63%, 08/15/19	11,000,000	12,097,426
1.00%, 08/31/19	9,000,000	8,886,798
1.63%, 08/31/19(b)	4,000,000	4,058,436
1.75%, 09/30/19	8,000,000	8,152,496
1.50%, 10/31/19	4,500,000	4,535,509
3.38%, 11/15/19	5,360,000	5,852,868
1.50%, 11/30/19	6,000,000	6,045,936
1.13%, 12/31/19(b)	3,000,000	2,971,407
1.63%, 12/31/19	2,000,000	2,025,468
3.63%, 02/15/20(b)	7,480,000	8,288,192
1.25%, 02/29/20	9,700,000	9,646,951
1.38%, 02/29/20(b)	6,000,000	6,001,404
1.13%, 03/31/20(b)	5,000,000	4,941,015
1.38%, 03/31/20	4,500,000	4,500,702
3.50%, 05/15/20(b)	19,400,000	21,405,165
1.38%, 05/31/20	3,500,000	3,493,710
1.88%, 06/30/20(b)	3,000,000	3,068,907

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Treasury Notes (continued)

	Principal Amount	Market Value
U.S. Treasury Notes (continued)
2.00%, 07/31/20	$7,000,000	$7,199,612
2.13%, 08/31/20	5,000,000	5,169,920
1.75%, 10/31/20	6,000,000	6,078,282
2.00%, 11/30/20	3,000,000	3,077,814
2.38%, 12/31/20	1,000,000	1,046,172
2.00%, 02/28/21	3,000,000	3,073,125
3.13%, 05/15/21	1,000,000	1,088,672
2.13%, 06/30/21	5,000,000	5,147,655
2.25%, 07/31/21	3,000,000	3,111,093
2.13%, 08/15/21	1,500,000	1,543,945
2.13%, 09/30/21	9,000,000	9,258,750
2.00%, 11/15/21(b)	6,000,000	6,134,532
1.88%, 11/30/21(b)	4,000,000	4,049,064
1.50%, 01/31/22(b)	5,000,000	4,935,545
2.00%, 02/15/22(b)	3,000,000	3,061,875
1.75%, 03/31/22	3,000,000	3,007,734
1.75%, 05/15/22	4,000,000	4,010,936
1.63%, 11/15/22(b)	6,800,000	6,734,659
2.00%, 02/15/23(b)	4,000,000	4,065,000
1.75%, 05/15/23(b)	8,000,000	7,956,872
2.75%, 11/15/23(b)	5,000,000	5,361,720
2.75%, 02/15/24	2,500,000	2,679,297
2.50%, 05/15/24	7,000,000	7,353,283
2.38%, 08/15/24	6,700,000	6,964,858
2.25%, 11/15/24	4,000,000	4,112,188
2.00%, 02/15/25(b)	4,500,000	4,528,476

Total U.S. Treasury Notes (cost $590,401,669)		602,041,893

Yankee Dollars 0.4%

	Principal Amount	Market Value
Banks 0.0%†
Westpac Banking Corp., 4.63%, 06/01/18	147,000	157,223

Chemicals 0.0%†
Agrium, Inc. 3.15%, 10/01/22	50,000	50,135
6.13%, 01/15/41	150,000	186,465
5.25%, 01/15/45	350,000	394,375
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	157,294

		788,269

Electric Utilities 0.0%†
Hydro Quebec, 8.40%, 01/15/22	220,000	298,654

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	500,000	536,262
TransCanada PipeLines Ltd., 5.85%, 03/15/36	750,000	900,291

		1,436,553

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	101,860
Teck Resources Ltd., 3.85%, 08/15/17	100,000	103,166
Xstrata Canada Corp., 6.20%, 06/15/35	77,000	82,748

		287,774

Oil, Gas & Consumable Fuels 0.2%
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	365,000	391,472
Encana Corp., 6.50%, 08/15/34	350,000	404,221
Nexen, Inc. 5.88%, 03/10/35	133,000	157,704
6.40%, 05/15/37	350,000	443,176
Petro-Canada, 5.95%, 05/15/35	271,000	324,297
Statoil ASA, 6.80%, 01/15/28	350,000	470,755
Suncor Energy, Inc. 3.60%, 12/01/24(b)	235,000	239,718
6.50%, 06/15/38	500,000	642,297
Talisman Energy, Inc., 7.25%, 10/15/27	133,000	158,146

		3,231,786

Road & Rail 0.1%
Canadian National Railway Co. 6.90%, 07/15/28	242,000	338,878
6.20%, 06/01/36	236,000	318,314
Canadian Pacific Railway Co., 2.90%, 02/01/25	500,000	498,749

		1,155,941

Supranational 0.0%†
Inter-American Development Bank, 6.80%, 10/15/25	413,000	579,396

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	107,667

Total Yankee Dollars (cost $6,979,393)		8,043,263

Mutual Fund 6.6%

	Shares	Market Value
Money Market Fund 6.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14%(f)	133,949,737	133,949,737

Total Mutual Fund (cost $133,949,737)		133,949,737

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

Repurchase Agreements 1.2%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $5,751,948, collateralized by U.S. Government Agency Securities, ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45; total market value $5,866,966.(g)	$5,751,927	$5,751,927
BNP Paribas Securities Corp., 0.07%, dated 03/25/15, due 04/01/15, repurchase price $8,000,109, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 04/15/16 - 05/15/44; total market value $8,160,003.(g)	8,000,000	8,000,000
Goldman Sachs & Co., 0.15%, dated 03/31/15, due 04/01/15, repurchase price $10,000,042, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 8.00%, maturing 12/20/22 - 03/20/45; total market value $10,200,000.(g)	10,000,000	10,000,000

Total Repurchase Agreements (cost $23,751,927)		23,751,927

Total Investments (cost $2,081,093,196)(h) — 106. 8%		2,164,003,654
Liabilities in excess of other assets — (6.8)%		(137,155,784)

NET ASSETS — 100. 0%		$2,026,847,870

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2015. The maturity date represents the actual maturity date.
(b)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $223,924,315, which was collateralized by repurchase agreements with a value of $23,751,927 and $203,220,578 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 20.62%, and maturity dates ranging from 04/02/15 - 03/20/65 a total value of $226,972,505.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2015 was $6,215,040 which represents 0.31% of net assets.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2015.
(e)	Investment in affiliate.
(f)	Represents 7-day effective yield as of March 31, 2015.
(g)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $23,751,927.
(h)	At March 31, 2015, the tax basis cost of the Fund’s investments was $2,081,369,390, tax unrealized appreciation and depreciation were $86,377,083 and $(3,742,819), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ACES	Alternative Credit Enhancement Services
AG	Stock Corporation
AGM	Assured Guaranty Municipal Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
COP	Certificates of Participation
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SpA	Limited Share Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Bond Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$2,742,794	$—	$2,742,794
Commercial Mortgage Backed Securities	—	44,199,404	—	44,199,404
Corporate Bonds	—	509,933,207	—	509,933,207
Municipal Bonds	—	19,974,010	—	19,974,010
Mutual Fund	133,949,737	—	—	133,949,737
Repurchase Agreements	—	23,751,927	—	23,751,927
Sovereign Bonds	—	61,860,714	—	61,860,714
U.S. Government Mortgage Backed Agencies	—	570,223,958	—	570,223,958
U.S. Government Sponsored & Agency Obligations	—	57,992,516	—	57,992,516
U.S. Treasury Bonds	—	129,290,231	—	129,290,231
U.S. Treasury Notes	—	602,041,893	—	602,041,893
Yankee Dollars	—	8,043,263	—	8,043,263

Total	$133,949,737	$2,030,053,917	$—	$2,164,003,654

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2015 (Unaudited)

NVIT CardinalSM Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 90.2%
NVIT Multi-Manager International Growth Fund, Class Y(a)	985,781	$11,395,632
NVIT Multi-Manager International Value Fund, Class Y(a)	1,328,943	13,887,452
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	1,067,729	14,830,762
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	1,467,560	17,537,341
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	392,067	5,324,264
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	501,812	6,112,075
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	118,376	2,697,778
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	329,616	5,346,366
NVIT Multi-Manager Small Company Fund, Class Y(a)	72,944	1,779,093

Total Equity Funds (cost $73,293,526)		78,910,763

Fixed Income Funds 9.8%
NVIT Core Bond Fund, Class Y(a)	387,812	4,316,347
NVIT Core Plus Bond Fund, Class Y(a)	370,791	4,316,007

Total Fixed Income Funds (cost $8,535,502)		8,632,354

Total Mutual Funds (cost $81,829,028)		87,543,117

Total Investments (cost $81,829,028)(b) — 100.0%		87,543,117
Liabilities in excess of other assets — 0.0%†		(37,956)

NET ASSETS — 100.0%		$87,505,161

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2015, the tax basis cost of the Fund’s investments was $81,907,181, tax unrealized appreciation and depreciation were $5,640,185 and $(4,249), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT CardinalSM Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2015 (Unaudited)

NVIT CardinalSM Balanced Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 50.4%
NVIT Multi-Manager International Growth Fund, Class Y(a)	12,444,457	$143,857,924
NVIT Multi-Manager International Value Fund, Class Y(a)	15,937,698	166,548,945
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	19,083,133	265,064,712
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	27,913,211	333,562,874
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	5,611,621	76,205,812
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	9,892,509	120,490,765
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,142,102	26,028,512
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	3,028,337	49,119,629
NVIT Multi-Manager Small Company Fund, Class Y(a)	989,623	24,136,901

Total Equity Funds (cost $948,259,582)		1,205,016,074

Fixed Income Funds 49.6%
Nationwide Bond Fund(a)	1,837,612	18,100,478
NVIT Core Bond Fund, Class Y(a)	29,432,074	327,578,989
NVIT Core Plus Bond Fund, Class Y(a)	29,648,581	345,109,479
NVIT Short Term Bond Fund, Class Y(a)	47,204,003	494,697,950

Total Fixed Income Funds (cost $1,171,741,210)		1,185,486,896

Total Mutual Funds (cost $2,120,000,792)		2,390,502,970

Total Investments (cost $2,120,000,792)(b) — 100.0%		2,390,502,970
Liabilities in excess of other assets — 0.0%†		(716,376)

NET ASSETS — 100.0%		$2,389,786,594

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2015, the tax basis cost of the Fund’s investments was $2,120,758,799, tax unrealized appreciation and depreciation were $270,873,402 and $(1,129,231), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT CardinalSM Balanced Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2015 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 71.1%
NVIT Multi-Manager International Growth Fund, Class Y(a)	23,333,091	$269,730,534
NVIT Multi-Manager International Value Fund, Class Y(a)	30,031,485	313,829,018
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	33,346,411	463,181,644
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	45,871,438	548,163,686
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	9,681,134	131,469,800
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	17,789,838	216,680,224
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	2,983,005	67,982,695
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	5,999,895	97,318,304
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,336,038	32,585,978

Total Equity Funds (cost $1,696,390,257)		2,140,941,883

Fixed Income Funds 28.9%
Nationwide Bond Fund(a)	1,837,612	18,100,478
NVIT Core Bond Fund, Class Y(a)	26,887,323	299,255,909
NVIT Core Plus Bond Fund, Class Y(a)	25,817,059	300,510,569
NVIT Short Term Bond Fund, Class Y(a)	23,950,860	251,005,010

Total Fixed Income Funds (cost $855,950,386)		868,871,966

Total Mutual Funds (cost $2,552,340,643)		3,009,813,849

Total Investments (cost $2,552,340,643)(b) — 100.0%		3,009,813,849
Liabilities in excess of other assets — 0.0%†		(925,472)

NET ASSETS — 100.0%		$3,008,888,377

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2015, the tax basis cost of the Fund’s investments was $2,553,901,761, tax unrealized appreciation and depreciation were $455,912,088 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2015 (Unaudited)

NVIT CardinalSM Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 20.5%
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,378,130	$15,931,182
NVIT Multi-Manager International Value Fund, Class Y(a)	2,261,813	23,635,946
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	2,829,233	39,298,044
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	4,568,618	54,594,985
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	614,789	8,348,838
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	1,301,656	15,854,175

Total Equity Funds (cost $137,263,551)		157,663,170

Fixed Income Funds 79.5%
Nationwide Bond Fund(a)	2,162,452	21,300,152
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	4,736,109	45,466,645
NVIT Core Bond Fund, Class Y(a)	11,781,567	131,128,843
NVIT Core Plus Bond Fund, Class Y(a)	11,804,869	137,408,672
NVIT Short Term Bond Fund, Class Y(a)	26,406,686	276,742,073

Total Fixed Income Funds (cost $611,449,904)		612,046,385

Total Mutual Funds (cost $748,713,455)		769,709,555

Total Investments (cost $748,713,455)(b) — 100.0%		769,709,555
Liabilities in excess of other assets — 0.0%†		(254,651)

NET ASSETS — 100.0%		$769,454,904

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2015, the tax basis cost of the Fund’s investments was $748,895,760, tax unrealized appreciation and depreciation were $21,779,353 and $(965,558), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT CardinalSM Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2015 (Unaudited)

NVIT CardinalSM Managed Growth and Income Fund

Mutual Funds 96.3%

	Shares	Market Value
Equity Funds 49.2%
NVIT Multi-Manager International Growth Fund, Class Y(a)	2,047,399	$23,667,932
NVIT Multi-Manager International Value Fund, Class Y(a)	2,477,852	25,893,552
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	3,397,984	47,198,000
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	4,776,497	57,079,140
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	981,810	13,332,985
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	1,784,348	21,733,359
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	188,791	4,302,542
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	520,894	8,448,895
NVIT Multi-Manager Small Company Fund, Class Y(a)	171,713	4,188,071

Total Equity Funds (cost $205,922,384)		205,844,476

Fixed Income Funds 47.1%
Nationwide Bond Fund(a)	56,496	556,483
NVIT Core Bond Fund, Class Y(a)	5,021,016	55,883,910
NVIT Core Plus Bond Fund, Class Y(a)	4,843,654	56,380,134
NVIT Short Term Bond Fund, Class Y(a)	8,075,766	84,634,029

Total Fixed Income Funds (cost $196,815,061)		197,454,556

Total Mutual Funds (cost $402,737,445)		403,299,032

Total Investments (cost $402,737,445)(b) — 96.3%		403,299,032
Other assets in excess of liabilities — 3.7%		15,662,354

NET ASSETS — 100.0%		$418,961,386

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2015, the tax basis cost of the Fund’s investments was $402,858,985, tax unrealized appreciation and depreciation were $4,240,618 and $(3,800,571), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT CardinalSM Managed Growth and Income Fund (Continued)

At March 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
70	Mini MSCI EAFE	06/19/15	$6,404,650	$48,450
15	Russell 2000 Mini Future	06/19/15	1,873,350	34,375
110	S&P 500 E-Mini	06/19/15	11,334,400	61,090
27	S&P MID 400 E-Mini	06/19/15	4,103,460	70,371

			$23,715,860	$214,286

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT CardinalSM Managed Growth and Income Fund (Continued)

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$214,286

Total		$214,286

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2015 (Unaudited)

NVIT CardinalSM Managed Growth Fund

Mutual Funds 97.4%

	Shares	Market Value
Equity Funds 59.4%
NVIT Multi-Manager International Growth Fund, Class Y(a)	4,794,042	$55,419,121
NVIT Multi-Manager International Value Fund, Class Y(a)	6,356,815	66,428,716
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	8,095,851	112,451,376
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	11,000,824	131,459,847
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	2,605,818	35,387,010
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	4,304,228	52,425,492
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	396,086	9,026,805
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,548,856	25,122,443
NVIT Multi-Manager Small Company Fund, Class Y(a)	345,186	8,419,097

Total Equity Funds (cost $494,971,225)		496,139,907

Fixed Income Funds 38.0%
Nationwide Bond Fund(a)	108,099	1,064,776
NVIT Core Bond Fund, Class Y(a)	8,639,575	96,158,470
NVIT Core Plus Bond Fund, Class Y(a)	8,344,112	97,125,468
NVIT Short Term Bond Fund, Class Y(a)	11,739,916	123,034,318

Total Fixed Income Funds (cost $316,048,088)		317,383,032

Total Mutual Funds (cost $811,019,313)		813,522,939

Total Investments (cost $811,019,313)(b) — 97.4%		813,522,939
Other assets in excess of liabilities — 2.6%		21,916,802

NET ASSETS — 100.0%		$835,439,741

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2015, the tax basis cost of the Fund’s investments was $811,111,076, tax unrealized appreciation and depreciation were $10,204,656 and $(7,792,793), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT CardinalSM Managed Growth Fund (Continued)

At March 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
233	Mini MSCI EAFE	06/19/15	$21,318,335	$(230,424)
58	Russell 2000 Mini Future	06/19/15	7,243,620	4,554
363	S&P 500 E-Mini	06/19/15	37,403,520	(396,946)
90	S&P MID 400 E-Mini	06/19/15	13,678,200	9,996

			$79,643,675	$(612,820)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT CardinalSM Managed Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT CardinalSM Managed Growth Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$14,550

Total		$14,550

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(627,370)

Total		$(627,370)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2015 (Unaudited)

NVIT CardinalSM Moderate Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 61.3%
NVIT Multi-Manager International Growth Fund, Class Y(a)	18,110,016	$209,351,787
NVIT Multi-Manager International Value Fund, Class Y(a)	25,053,084	261,804,731
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	28,919,661	401,694,096
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	40,903,048	488,791,429
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	9,643,211	130,954,799
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	15,294,330	186,284,939
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,544,511	35,199,412
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	5,976,765	96,943,133
NVIT Multi-Manager Small Company Fund, Class Y(a)	1,332,640	32,503,094

Total Equity Funds (cost $1,453,570,848)		1,843,527,420

Fixed Income Funds 38.7%
Nationwide Bond Fund(a)	1,837,612	18,100,478
NVIT Core Bond Fund, Class Y(a)	32,327,336	359,803,252
NVIT Core Plus Bond Fund, Class Y(a)	30,867,281	359,295,148
NVIT Short Term Bond Fund, Class Y(a)	40,932,878	428,976,565

Total Fixed Income Funds (cost $1,153,369,712)		1,166,175,443

Total Mutual Funds (cost $2,606,940,560)		3,009,702,863

Total Investments (cost $2,606,940,560)(b) — 100.0%		3,009,702,863
Liabilities in excess of other assets — 0.0%†		(924,798)

NET ASSETS — 100.0%		$3,008,778,065

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2015, the tax basis cost of the Fund’s investments was $2,607,637,546, tax unrealized appreciation and depreciation were $402,979,143 and $(913,826), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT CardinalSM Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2015 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 81.0%
NVIT Multi-Manager International Growth Fund, Class Y(a)	4,873,315	$56,335,519
NVIT Multi-Manager International Value Fund, Class Y(a)	5,776,784	60,367,391
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	5,412,913	75,185,363
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	7,399,222	88,420,707
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,799,865	24,442,167
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,685,296	32,706,905
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	432,832	9,864,250
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,181,172	19,158,614
NVIT Multi-Manager Small Company Fund, Class Y(a)	396,872	9,679,700

Total Equity Funds (cost $302,053,502)		376,160,616

Fixed Income Funds 19.0%
Nationwide Bond Fund(a)	1,227,601	12,091,867
NVIT Core Bond Fund, Class Y(a)	3,063,070	34,091,971
NVIT Core Plus Bond Fund, Class Y(a)	3,146,394	36,624,028
NVIT Short Term Bond Fund, Class Y(a)	496,637	5,204,757

Total Fixed Income Funds (cost $87,192,887)		88,012,623

Total Mutual Funds (cost $389,246,389)		464,173,239

Total Investments (cost $389,246,389)(b) — 100.0%		464,173,239
Liabilities in excess of other assets — 0.0%†		(155,209)

NET ASSETS — 100.0%		$464,018,030

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2015, the tax basis cost of the Fund’s investments was $389,859,445, tax unrealized appreciation and depreciation were $74,335,088 and $(21,294), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2015 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 40.7%
NVIT Multi-Manager International Growth Fund, Class Y(a)	3,147,209	$36,381,737
NVIT Multi-Manager International Value Fund, Class Y(a)	5,219,389	54,542,613
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	5,926,815	82,323,460
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	9,872,194	117,972,722
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,422,232	19,313,907
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	3,011,174	36,676,101
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	585,346	9,494,306
NVIT Multi-Manager Small Company Fund, Class Y(a)	390,749	9,530,364

Total Equity Funds (cost $294,054,380)		366,235,210

Fixed Income Funds 59.3%
Nationwide Bond Fund(a)	1,837,612	18,100,478
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	2,800,196	26,881,879
NVIT Core Bond Fund, Class Y(a)	12,087,206	134,530,606
NVIT Core Plus Bond Fund, Class Y(a)	11,724,524	136,473,461
NVIT Short Term Bond Fund, Class Y(a)	20,750,573	217,466,008

Total Fixed Income Funds (cost $530,131,591)		533,452,432

Total Mutual Funds (cost $824,185,971)		899,687,642

Total Investments (cost $824,185,971)(b) — 100.0%		899,687,642
Liabilities in excess of other assets — 0.0%†		(290,885)

NET ASSETS — 100.0%		$899,396,757

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2015, the tax basis cost of the Fund’s investments was $824,215,078, tax unrealized appreciation and depreciation were $76,329,216 and $(856,652), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 4.0%

	Principal Amount	Market Value
Other 4.0%
Apidos CLO XIX, Series 2014-19A, Class B, 2.66%, 10/17/26(a)(b)	$5,000,000	$5,025,920
Babson CLO Ltd., Series 2014-3A, Class B1, 2.59%, 01/15/26(a)(b)	15,000,000	15,074,325
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T3, Class A3, 1.79%, 05/15/46(b)	6,000,000	5,952,000
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 1.01%, 08/25/34(a)	7,839,106	7,698,676
Thacher Park CLO, Series 2014-1A, Class B, 2.45%, 10/20/26(a)(b)	28,000,000	28,150,556

		61,901,477

Total Asset-Backed Securities (cost $61,397,103)		61,901,477

Bank Loans 1.9%

Aerospace & Defense 0.3%
B/E Aerospace, Inc., 1st Lien Tranche B Term Loan, 0.23%, 11/21/21	4,987,500	5,022,811

Chemicals 0.1%
Huntsman International LLC, 1st Lien Tranche B Term Loan, 0.08%, 10/15/20	997,500	999,994

Commercial Services & Supplies 0.1%
EnergySolutions LLC, 1st Lien Tranche B Term Loan, 0.29%, 05/29/20	1,880,415	1,884,533

Electrical Equipment 0.1%
Sensata Technologies B.V., 1st Lien Tranche B Term Loan, 0.33%, 10/08/21	1,995,000	2,004,656

Electronic Equipment, Instruments & Components 0.1%
CPI International, Inc., 1st Lien Tranche B Term Loan, 0.42%, 11/17/17	1,293,467	1,287,815

Health Care Providers & Services 0.1%
CHS/Community Health Systems, Inc., 1st Lien Tranche D Term Loan, 0.04%, 01/27/21	1,989,924	1,999,178

Health Care Technology 0.2%
Advanced Computer, 1st Lien Tranche B Term Loan, 0.93%, 01/31/22	3,000,000	2,958,750

Information Technology Services 0.4%
First Data Corp., 1st Lien Tranche B Term Loan 0.23%, 03/24/17	3,250,000	3,247,985
SI Organization, Inc./Vencore, Inc., 1st Lien Term Loan, 0.50%, 10/24/19	1,928,418	1,935,167

		5,183,152

Metals & Mining 0.1%
Hi-Crush Partners LP, 1st Lien Tranche B Term Loan, 1.01%, 04/28/21	1,989,950	1,843,191

Software 0.3%
TIBCO Software, Inc., Term Loan, 0.30%, 11/25/20	5,000,000	4,995,300

Specialty Retail 0.1%
Camping World, Inc., 1st Lien Tranche B Term Loan, 0.32%, 09/01/19	1,961,783	1,975,673

Total Bank Loan (cost $29,834,013)		30,155,053

Collateralized Mortgage Obligations 5.2%
Citigroup Mortgage Loan Trust, Inc., Series 2015-A, Class A1, 3.50%, 06/25/58(a)	5,000,000	5,067,270
Federal Home Loan Mortgage Corp. REMICS Series 2653, Class C, 3.88%, 06/15/23	3,819,919	3,989,532
Series 3451, Class VB, 5.00%, 05/15/28	18,372	18,366
Series 3036, Class TM, 4.50%, 12/15/34	2,442,548	2,516,807
Series 3189, Class PC, 6.00%, 08/15/35	1,181,973	1,206,922
Series 3665, Class KA, 3.00%, 05/15/36	3,047,174	3,170,204
Series 3540, Class LN, 4.50%, 04/15/38	2,760,785	2,825,917
Federal National Mortgage Association REMICS Series 2010-86, Class VB, 3.00%, 05/25/28	2,738,390	2,788,834
Series 2005-53, Class MH, 5.50%, 03/25/34	683,379	689,342
Series 2007-6, Class PA, 5.50%, 02/25/37	1,226,492	1,338,908
Series 2010-122, Class TG, 3.00%, 04/25/39	3,740,738	3,856,936
Series 2009-78, Class BM, 4.00%, 06/25/39	2,018,991	2,115,933
Government National Mortgage Association Series 2010-61, Class PC, 4.50%, 02/20/37	8,000,000	8,336,336
Series 2010-6, Class PC, 5.00%, 03/16/37	15,000,000	15,585,585
Series 2010-37, Class ML, 4.50%, 12/20/38	11,534,077	12,099,143
Series 2010-112, Class QM, 2.50%, 09/20/39	3,520,418	3,594,174
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A5, 1.11%, 11/25/34(a)	1,394,278	1,366,141

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
New Residential Mortgage Loan Trust, Series 2014-2A, Class A3, 3.75%, 05/25/54(a)(b)	$4,346,843	$4,475,096
RALI Trust, Series 2004-QS2, Class CB, 5.75%, 02/25/34	5,638,851	5,896,225

Total Collateralized Mortgage Obligations (cost $80,208,838)		80,937,671

Commercial Mortgage Backed Securities 3.9%
Banc of America Commercial Mortgage, Inc. Series 2005-2, Class AM, 4.91%, 07/10/43(a)	133,688	133,614
Series 2005-6, Class AJ, 5.18%, 09/10/47(a)	730,000	748,207
Series 2005-6, Class A4, 5.18%, 09/10/47(a)	2,047,528	2,070,897
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AM, 5.58%, 04/12/38(a)	500,000	519,894
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B, 5.70%, 12/10/49(a)	2,000,000	2,007,034
COMM Mortgage Trust, Series 2014-TWC, Class B, 1.78%, 02/13/32(a)(b)	10,000,000	10,000,650
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.00%, 11/10/46(b)	2,250,000	2,568,962
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4, 5.44%, 03/10/39	8,000,000	8,441,584
Series 2007-GG9, Class AM, 5.48%, 03/10/39	750,000	790,990
GS Mortgage Securities Corp. II Series 2006-GG8, Class A4, 5.56%, 11/10/39	1,923,241	2,018,280
Series 2006-GG8, Class AM, 5.59%, 11/10/39	2,000,000	2,113,568
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	1,000,000	1,007,924
Series 2006-LDP6, Class A4, 5.47%, 04/15/43(a)	1,304,215	1,332,962
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class AJ, 5.32%, 11/15/40(a)	1,500,000	1,534,026
Series 2008-C1, Class A2, 6.15%, 04/15/41(a)	1,483,553	1,626,386
Morgan Stanley Capital I Series 2005-T19, Class AJ, 4.99%, 06/12/47(a)	1,000,000	1,008,676
Series 2006-T21, Class A4, 5.16%, 10/12/52(a)	2,500,000	2,534,238
Series 2006-T23, Class AM, 5.88%, 08/12/41(a)	1,479,000	1,562,098
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	980,759	1,063,170
Series 2011-C1, Class A4, 5.03%, 09/15/47(a)(b)	3,000,000	3,410,148
Morgan Stanley Capital I Trust Series 2014-CPT, Class AM, 3.40%, 07/13/29(a)(b)	3,500,000	3,679,644
Series 2014-CPT, Class C, 3.45%, 07/13/29(a)(b)	11,000,000	11,373,868

Total Commercial Mortgage Backed Securities (cost $60,095,409)		61,546,820

Corporate Bonds 61.6%

Airlines 2.6%
Air Canada Pass Through Trust, Series 2015-1, Class B, 3.88%, 03/15/23(b)	13,000,000	12,967,500
American Airlines Pass Through Trust, Series 2015-1, Class B, 3.70%, 05/01/23	5,000,000	5,015,000
Series 2013-2, Class A, 4.95%, 07/15/24	10,577,946	11,582,850
British Airways PLC, Series 2013-1, Class A, 4.63%, 06/20/24(b)	9,483,072	10,218,011
Continental Airlines Pass-Through Trust, Series 2000-2, Class A-1, 7.71%, 04/02/21	242,078	269,917

		40,053,278

Automobiles 2.0%
Ford Motor Credit Co. LLC, 3.22%, 01/09/22	3,500,000	3,573,721
Hyundai Capital America, 2.88%, 08/09/18(b)	5,000,000	5,151,505
2.60%, 03/19/20(b)	8,000,000	8,084,800
Hyundai Capital Services, Inc., 3.50%, 09/13/17(b)	13,740,000	14,254,453

		31,064,479

Banks 11.5%
Bank of America Corp., 1.29%, 01/15/19(a)	10,000,000	10,136,900
Series L, 2.60%, 01/15/19	7,000,000	7,124,544
4.20%, 08/26/24	5,000,000	5,172,830
4.25%, 10/22/26	3,000,000	3,097,026
Bank of America NA, 5.30%, 03/15/17	4,000,000	4,271,968
6.10%, 06/15/17(c)	11,800,000	12,927,183
BPCE SA, 4.50%, 03/15/25(b)	6,500,000	6,594,003
Citigroup, Inc., 2.50%, 07/29/19	5,000,000	5,071,290
CoBank, ACB, 7.88%, 04/16/18(b)	15,685,000	18,330,981
0.87%, 06/15/22(a)(b)	10,000,000	9,405,840

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.63%, 12/01/23	$5,000,000	$5,405,265
Fifth Third Bancorp, 4.50%, 06/01/18	6,350,000	6,791,738
Fifth Third Bank, 2.88%, 10/01/21	5,000,000	5,067,800
HSBC Bank USA NA, 6.00%, 08/09/17	3,000,000	3,292,380
4.88%, 08/24/20	3,000,000	3,367,179
HSBC Holdings PLC, 5.25%, 03/14/44	2,750,000	3,131,219
Huntington Bancshares, Inc., 2.60%, 08/02/18	5,000,000	5,099,320
7.00%, 12/15/20(c)	2,500,000	3,032,637
ING Bank NV, 5.80%, 09/25/23(b)	3,000,000	3,396,357
JPMorgan Chase & Co., 7.90%, 04/30/18(d)	1,000,000	1,076,250
3.88%, 09/10/24	3,000,000	3,077,670
JPMorgan Chase Bank NA, 6.00%, 10/01/17	8,350,000	9,242,147
PNC Bank NA, 2.70%, 11/01/22	10,300,000	10,251,497
Sovereign Bank, 8.75%, 05/30/18	7,500,000	8,854,133
Standard Chartered Bank, 6.40%, 09/26/17(b)	11,900,000	13,108,148
SunTrust Bank, 5.20%, 01/17/17	5,000,000	5,328,625
Wells Fargo & Co., 4.10%, 06/03/26	7,000,000	7,385,476

		179,040,406

Biotechnology 1.1%
Celgene Corp., 3.25%, 08/15/22	7,000,000	7,156,828
4.00%, 08/15/23	2,000,000	2,157,694
4.63%, 05/15/44	2,350,000	2,499,711
Gilead Sciences, Inc., 4.80%, 04/01/44	3,000,000	3,457,176
4.50%, 02/01/45(c)	2,500,000	2,761,043

		18,032,452

Capital Markets 0.9%
FMR LLC, 7.49%, 06/15/19(b)	3,250,000	3,921,190
6.50%, 12/14/40(b)	3,000,000	4,003,935
5.15%, 02/01/43(b)	3,000,000	3,476,652
Morgan Stanley, 5.75%, 01/25/21	2,000,000	2,334,666

		13,736,443

Chemicals 2.3%
CF Industries, Inc., 7.13%, 05/01/20	5,000,000	6,024,710
3.45%, 06/01/23	6,000,000	6,055,470
Cytec Industries, Inc., 3.50%, 04/01/23	10,000,000	10,081,870
3.95%, 05/01/25	5,750,000	5,906,089
Mosaic Global Holdings, Inc., 7.38%, 08/01/18	5,000,000	5,723,305
Potash Corp. of Saskatchewan, Inc., 5.63%, 12/01/40(c)	1,500,000	1,880,727

		35,672,171

Commercial Services & Supplies 0.2%
Clean Harbors, Inc., 5.13%, 06/01/21	1,800,000	1,831,392
GATX Corp., 5.20%, 03/15/44	1,000,000	1,121,498

		2,952,890

Consumer Finance 0.8%
Student Loan Marketing Association, 0.00%, 10/03/22	14,956,000	12,670,828

Diversified Financial Services 1.4%
General Electric Capital Corp., 6.00%, 08/07/19	2,000,000	2,336,360
5.30%, 02/11/21	6,000,000	6,930,768
4.65%, 10/17/21	5,000,000	5,658,890
5.40%, 05/15/22	1,125,000	1,276,674
MassMutual Global Funding II, 3.60%, 04/09/24(b)	3,000,000	3,179,061
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	2,500,000	3,239,080

		22,620,833

Diversified Telecommunication Services 2.1%
Verizon Communications, Inc., 2.55%, 06/17/19	7,000,000	7,167,874
5.15%, 09/15/23	9,000,000	10,318,356
3.50%, 11/01/24(c)	15,000,000	15,350,475

		32,836,705

Electric Utilities 2.1%
Ameren Illinois Co., 3.25%, 03/01/25	5,500,000	5,736,896
Exelon Generation Co. LLC, 4.25%, 06/15/22	5,000,000	5,275,710
ITC Holdings Corp., 6.05%, 01/31/18(b)	4,150,000	4,640,766
3.65%, 06/15/24	12,000,000	12,437,124
NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/19	5,000,000	5,123,210

		33,213,706

Electronic Equipment & Instruments 0.7%
Koninklijke Philips Electronics NV, 3.75%, 03/15/22	10,000,000	10,460,820

Energy Equipment & Services 0.2%
Weatherford International Ltd., 6.00%, 03/15/18	1,000,000	1,051,140
Weatherford International, Inc., 6.35%, 06/15/17	1,465,000	1,551,138

		2,602,278

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Food & Staples Retailing 1.8%
CVS Pass-Through Trust, 6.04%, 12/10/28	$6,980,682	$8,251,850
6.94%, 01/10/30	11,732,575	14,586,748
Sysco Corp., 3.50%, 10/02/24	5,000,000	5,188,570

		28,027,168

Food Products 3.1%
ConAgra Foods, Inc., 4.95%, 08/15/20	4,250,000	4,687,117
3.20%, 01/25/23	7,234,000	7,121,084
JM Smucker Co. (The), 3.50%, 03/15/25(b)	8,000,000	8,224,104
Kraft Foods Group, Inc., 3.50%, 06/06/22	10,000,000	10,346,640
Post Holdings, Inc., 6.75%, 12/01/21(b)	2,800,000	2,828,000
Tyson Foods, Inc., 3.95%, 08/15/24	14,350,000	15,160,546

		48,367,491

Gas Utilities 4.2%
Boardwalk Pipelines LP, 4.95%, 12/15/24	14,750,000	14,866,422
Enbridge Energy Partners LP, 5.20%, 03/15/20	4,500,000	4,959,099
Energy Transfer Partners LP, 6.50%, 02/01/42	2,000,000	2,319,974
Enterprise Products Operating LLC, 4.85%, 03/15/44	5,000,000	5,389,885
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	5,000,000	5,078,210
4.15%, 02/01/24	5,000,000	5,110,680
Kinder Morgan, Inc., 5.00%, 02/15/21(b)	5,000,000	5,344,020
4.30%, 06/01/25(c)	5,000,000	5,132,220
5.55%, 06/01/45	1,500,000	1,581,544
Spectra Energy Partners LP, 4.60%, 06/15/21	2,700,000	2,963,901
4.75%, 03/15/24	12,000,000	13,178,040

		65,923,995

Health Care Providers & Services 1.6%
Becton, Dickinson and Co., 3.73%, 12/15/24	4,000,000	4,186,404
Dignity Health, 3.13%, 11/01/22	6,000,000	6,028,422
3.81%, 11/01/24	4,000,000	4,199,088
Express Scripts Holding Co., 4.75%, 11/15/21	5,000,000	5,625,535
3.50%, 06/15/24	5,000,000	5,147,615

		25,187,064

Information Technology Services 0.2%
Audatex North America, Inc., 6.00%, 06/15/21(b)	3,035,000	3,209,512

Insurance 3.4%
Aflac, Inc., 3.63%, 06/15/23	11,000,000	11,569,877
Five Corners Funding Trust, 4.42%, 11/15/23(b)	18,750,000	20,115,431
Liberty Mutual Group, Inc., 4.95%, 05/01/22(b)	8,000,000	8,837,112
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19(b)	2,000,000	2,049,782
4.13%, 11/01/24(b)	9,650,000	10,185,537

		52,757,739

Media 0.8%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 03/15/22	5,000,000	5,182,435
NBCUniversal Media LLC, 4.38%, 04/01/21	4,000,000	4,456,524
Time Warner Cable, Inc., 6.75%, 07/01/18	3,250,000	3,734,182

		13,373,141

Metals & Mining 1.9%
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 03/15/20(c)	2,500,000	2,435,900
3.55%, 03/01/22	4,190,000	3,878,385
3.88%, 03/15/23	13,170,000	12,200,767
5.45%, 03/15/43	2,000,000	1,792,592
Kinross Gold Corp., 6.88%, 09/01/41	5,000,000	4,503,940
Xstrata (Canada) Financial Corp., 4.95%, 11/15/21(b)	2,000,000	2,160,912
Xstrata Finance (Canada) Ltd., 5.80%, 11/15/16(b)	2,148,000	2,285,966

		29,258,462

Multi-Utilities & Unregulated Power 0.4%
Calpine Corp., 7.88%, 01/15/23(b)	5,068,000	5,601,154

Oil, Gas & Consumable Fuels 7.3%
Atwood Oceanics, Inc., 6.50%, 02/01/20	3,400,000	3,264,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Baytex Energy Corp., 5.13%, 06/01/21(b)(c)	$4,800,000	$4,404,000
BP AMI Leasing, Inc., 5.52%, 05/08/19(b)	3,000,000	3,387,222
BP Capital Markets PLC, 2.24%, 05/10/19	10,000,000	10,107,700
3.56%, 11/01/21	8,000,000	8,416,600
Encana Corp., 3.90%, 11/15/21(c)	8,000,000	8,371,928
Global Marine, Inc., 7.00%, 06/01/28	1,000,000	645,000
Helmerich & Payne International Drilling Co., 4.65%, 03/15/25(b)	200,000	207,123
Murphy Oil Corp., 3.70%, 12/01/22(c)	15,300,000	14,139,985
Noble Energy, Inc., 3.90%, 11/15/24	7,500,000	7,630,087
Noble Holding International Ltd., 3.95%, 03/15/22(c)	10,000,000	8,881,460
Petroleos Mexicanos, 3.50%, 01/30/23(c)	5,000,000	4,882,500
5.63%, 01/23/46(b)	2,000,000	2,030,000
Pride International, Inc., 6.88%, 08/15/20	2,500,000	2,847,060
Rowan Cos., Inc., 5.00%, 09/01/17	6,280,000	6,468,456
4.88%, 06/01/22(c)	2,830,000	2,720,021
4.75%, 01/15/24(c)	5,000,000	4,731,590
Transocean, Inc., 7.38%, 04/15/18(c)	5,500,000	5,348,750
6.50%, 11/15/20(c)	3,000,000	2,516,250
6.38%, 12/15/21(c)	8,000,000	6,730,000
6.80%, 03/15/38	1,500,000	1,076,250
7.35%, 12/15/41	1,000,000	763,750
WPX Energy, Inc., 6.00%, 01/15/22	4,800,000	4,464,000

		114,033,732

Pharmaceuticals 2.2%
Actavis Funding SCS, 3.85%, 06/15/24	1,500,000	1,549,408
3.80%, 03/15/25	10,000,000	10,320,300
Hospira, Inc., 6.05%, 03/30/17	6,784,000	7,389,479
Watson Pharmaceuticals, Inc., 1.88%, 10/01/17	7,416,000	7,433,213
3.25%, 10/01/22	7,000,000	6,993,413

		33,685,813

Real Estate Investment Trusts (REITs) 3.4%
CommonWealth REIT, 6.25%, 06/15/17	1,250,000	1,338,896
Corporate Office Properties LP, 3.70%, 06/15/21	12,500,000	12,636,650
Corrections Corp. of America, 4.13%, 04/01/20	2,300,000	2,314,375
Highwoods Realty LP, 5.85%, 03/15/17	1,380,000	1,489,107
Liberty Property LP, 3.75%, 04/01/25	9,000,000	9,095,976
Piedmont Operating Partnership LP, 4.45%, 03/15/24	10,000,000	10,414,150
Scentre Group Trust 1/Scentre Group Trust 2, 3.50%, 02/12/25(b)	9,000,000	9,199,764
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 09/17/19(b)	7,000,000	7,086,023

		53,574,941

Road & Rail 1.2%
Burlington Northern Santa Fe LLC, 4.90%, 04/01/44	7,250,000	8,276,498
CSX Corp., 3.40%, 08/01/24(c)	10,000,000	10,433,370

		18,709,868

Textiles, Apparel & Luxury Goods 0.3%
Levi Strauss & Co., 6.88%, 05/01/22	4,800,000	5,244,000

Tobacco 1.2%
Altria Group, Inc., 4.75%, 05/05/21	4,000,000	4,464,812
4.00%, 01/31/24(c)	3,250,000	3,487,204
Reynolds American, Inc., 3.25%, 11/01/22	3,000,000	2,985,159
4.85%, 09/15/23	7,000,000	7,734,293

		18,671,468

Wireless Telecommunication Services 0.7%
Sprint Communications, Inc., 7.00%, 03/01/20(b)	5,400,000	5,953,500
T-Mobile USA, Inc., 6.25%, 04/01/21	4,800,000	4,992,000

		10,945,500

Total Corporate Bonds (cost $930,424,482)		961,528,337

Municipal Bonds 2.1%

California 1.4%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	3,885,000	4,873,694
State of California, GO 5.70%, 11/01/21	10,250,000	12,121,240
6.65%, 03/01/22	4,000,000	4,967,640

		21,962,574

District of Columbia 0.7%
Metropolitan Washington Airports Authority, RB 7.46%, 10/01/46	6,000,000	8,612,280
Series D, 8.00%, 10/01/47	2,000,000	2,706,860

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
		$11,319,140

Total Municipal Bonds (cost $30,139,442)		33,281,714

Sovereign Bond 0.9%

ISRAEL 0.9%
Israel Government AID Bond, 5.50%, 12/04/23	$10,602,000	13,243,414

Total Sovereign Bond (cost $12,677,793)		13,243,414

U.S. Government Mortgage Backed Agencies 5.0%
Federal National Mortgage Association Pool Pool# 464279 4.30%, 07/01/21	2,475,847	2,588,359
Pool# 874296 6.35%, 02/01/25	2,504,041	3,124,352
Pool# 468516 5.17%, 06/01/28	953,871	1,095,314
Pool# AU3180 3.00%, 08/01/28	12,941,088	13,612,366
Pool# 468127 5.70%, 05/01/41	1,250,081	1,493,049
Pool# AP0524 3.00%, 07/01/42	6,197,365	6,351,856
Pool# AP4507 3.00%, 09/01/42	11,473,645	11,760,101
Pool# AQ9116 3.00%, 12/01/42	12,124,896	12,407,799
Pool# AR4239 3.00%, 02/01/43	13,643,051	13,977,725
Pool# AR9398 3.50%, 06/01/43	3,041,255	3,198,388
Pool# AY4462 4.00%, 03/01/45	8,240,562	8,823,963

Total U.S. Government Mortgage Backed Agencies (cost $78,362,177)		78,433,272

U.S. Government Sponsored & Agency Obligations 8.2%
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17(b)	8,225,000	8,921,904
Federal Farm Credit Banks 0.65%, 03/28/17	10,000,000	10,005,550
Federal Home Loan Banks 3.63%, 03/12/21	8,000,000	8,808,144
5.00%, 03/12/21	5,000,000	5,877,020
Federal Home Loan Mortgage Corp. 5.35%, 08/01/15	13,000,000	13,216,944
5.13%, 11/17/17(c)	8,000,000	8,888,968
Federal National Mortgage Association 4.38%, 10/15/15	24,000,000	24,538,368
0.00%, 06/01/17	1,000,000	984,036
Private Export Funding Corp. 2.25%, 12/15/17	7,000,000	7,200,543
4.30%, 12/15/21	20,000,000	22,746,980
Tennessee Valley Authority 5.88%, 04/01/36	11,793,000	16,523,798

Total U.S. Government Sponsored & Agency Obligations (cost $120,798,580)		127,712,255

U.S. Treasury Notes 5.0%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes, 2.13%, 01/15/19(c)(e)	$3,000,000	$3,594,954
U.S. Treasury Notes 0.75%, 02/28/18	12,000,000	11,960,628
0.63%, 04/30/18	45,000,000	44,592,210
1.63%, 11/15/22(c)	8,000,000	7,923,128
2.50%, 05/15/24	9,625,000	10,110,764

Total U.S. Treasury Notes (cost $78,076,542)		78,181,684

Yankee Dollars 2.0%

Chemicals 1.5%
Agrium, Inc. 3.38%, 03/15/25	2,250,000	2,250,074
7.13%, 05/23/36	1,500,000	2,011,186
4.90%, 06/01/43	3,500,000	3,744,094
5.25%, 01/15/45	2,500,000	2,816,965
Potash Corp. of Saskatchewan, Inc., 3.63%, 03/15/24(c)	12,525,000	13,194,524

		24,016,843

Energy Equipment & Services 0.3%
Weatherford International Ltd., 6.50%, 08/01/36	4,700,000	4,301,501

Oil, Gas & Consumable Fuels 0.2%
Nexen, Inc., 7.40%, 05/01/28	2,000,000	2,756,452

Total Yankee Dollars (cost $29,874,070)		31,074,796

Repurchase Agreements 1.9%
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $1,372,015, collateralized by U.S. Government Agency Securities, ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45; total market value $1,399,450.(f)	1,372,010	1,372,010

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Bond Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.07%, dated 03/25/15, due 04/01/15, repurchase price $15,000,204, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 04/15/16 - 05/15/44; total market value $15,300,006.(f)	$15,000,000	$15,000,000
BNP Paribas Securities Corp., 0.12%, dated 03/31/15, due 04/01/15, repurchase price $10,000,033, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 6.63%, maturing 06/22/15 - 05/04/37; total market value $10,200,003.(f)	10,000,000	10,000,000
Citigroup Global Markets, Inc., 0.08%, dated 03/20/15, due 05/05/15, repurchase price $2,000,204, collateralized by U.S. Government Agency Securities, ranging from 0.42% - 31.10%, maturing 12/15/15 - 09/16/52; total market value $2,040,000.(f)	2,000,000	2,000,000
Goldman Sachs & Co., 0.15%, dated 03/31/15, due 04/01/15, repurchase price $2,000,008, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 8.00%, maturing 12/20/22 - 03/20/45; total market value $2,040,000.(f)	2,000,000	2,000,000

Total Repurchase Agreements (cost $30,372,010)		30,372,010

Total Investments (cost $1,542,260,459)(g) — 101.7%		1,588,368,503
Liabilities in excess of other assets — (1.7)%		(26,089,648)

NET ASSETS — 100.0%		$1,562,278,855

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2015. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2015 was $322,475,437 which represents 20.64% of net assets.
(c)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $94,240,104, which was collateralized by repurchase agreements with a value of $30,372,010 and $65,695,319 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.08% - 20.62%, and maturity dates ranging from 08/20/15 - 01/20/65, a total value of $96,067,329.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2015. The maturity date reflects the next call date.
(e)	Principal amounts are not adjusted for inflation.
(f)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $30,372,010.
(g)	At March 31, 2015, the tax basis cost of the Fund’s investments was $1,542,260,459, tax unrealized appreciation and depreciation were $58,251,096 and $(12,143,052), respectively.

ACB	Agricultural Credit Bank
AID	Agency for International Development
BA	Limited
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the year ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 3.9%

	Principal Amount	Market Value
Home Equity 1.4%
Accredited Mortgage Loan Trust Series 2005-3, Class M1, 0.62%, 09/25/35(a)	$4,255,000	$4,164,428
Series 2005-4, Class A2D, 0.49%, 12/25/35(a)	1,275,078	1,212,154
Asset Backed Securities Corp. Home Equity, Series 2006-HE1, Class A3, 0.37%, 01/25/36(a)	2,989,963	2,849,884
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE2, Class M1, 0.92%, 05/25/35(a)(b)	3,376,790	3,282,857
JP Morgan Mortgage Acquisition Trust, Series 2006-CW1, Class A4, 0.32%, 05/25/36(a)	325,751	322,542
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.45%, 02/25/36(a)	7,480,000	6,790,516
Residential Asset Securities Corp., Series 2004-KS5, Class MII1, 0.95%, 06/25/34(a)	1,200,937	975,306
Soundview Home Loan Trust, Series 2007-1, Class 2A3, 0.34%, 03/25/37(a)	1,594,199	1,470,226
Structured Asset Securities Corp., Series 2006-NC1, Class A4, 0.32%, 05/25/36(a)	1,769,657	1,695,185

		22,763,098

Other 2.5%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class M4, 1.15%, 05/25/35(a)	3,954,000	3,393,738
Series 2006-NC1, Class A4, 0.48%, 01/25/36(a)	6,000,000	4,923,114
Series 2006-RFC1, Class A3, 0.32%, 05/25/36(a)	1,988,157	1,864,823
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class M2, 0.54%, 01/25/36(a)	1,410,000	1,266,160
GSAMP Trust, Series 2006-HE1, Class M1, 0.56%, 01/25/36(a)	1,860,000	1,536,600
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.56%, 01/25/36(a)	2,000,000	1,636,060
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1, 0.27%, 03/25/47(a)	1,418,458	879,397
Park Place Securities, Inc.
Series 2004-WHQ2, Class M3, 1.21%, 02/25/35(a)	3,080,000	2,869,383
Series 2004-WWF1, Class M4, 1.82%, 12/25/34(a)	5,460,000	5,191,838
Residential Asset Mortgage Products, Inc.
Series 2003-RS2, Class AII, 0.85%, 03/25/33(a)	1,378,850	1,226,923
Series 2006-RZ1, Class M1, 0.57%, 03/25/36(a)	2,700,000	2,427,200
Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 0.62%, 06/25/35(a)	2,040,000	1,784,996
Structured Asset Investment Loan Trust
Series 2004-6, Class A3, 0.97%, 07/25/34(a)	2,724,286	2,578,052
Series 2004-8, Class M1, 1.07%, 09/25/34(a)	1,957,327	1,871,257
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-WF4, Class M4, 0.75%, 11/25/35(a)	5,800,000	4,889,447
Series 2006-AM1, Class A4, 0.33%, 04/25/36(a)	790,630	746,223

		39,085,211

Total Asset-Backed Securities (cost $53,916,886)		61,848,309

Commercial Mortgage Backed Securities 7.8%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc.
Series 2006-3, Class A4, 5.89%, 07/10/44(a)	1,021,403	1,065,131
Series 2006-5, Class A4, 5.41%, 09/10/47	5,450,000	5,633,234
Series 2006-6, Class A4, 5.36%, 10/10/45	4,675,000	4,807,555
Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class A4, 5.33%, 02/11/44	1,769,856	1,883,302
Series 2007-PW17, Class A4, 5.69%, 06/11/50(a)	2,467,000	2,666,141

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	$3,000,000	$3,158,391
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.03%, 12/10/49(a)	2,906,024	3,107,403
Commercial Mortgage Pass Through Certificates
Series 2013-CR12, Class XA, IO, 1.41%, 10/10/46(a)	20,832,582	1,715,917
Series 2013-CR6, Class XB, IO, 0.63%, 03/10/46(a)	33,000,000	1,429,659
Series 2013-LC6, Class XB, IO, 0.36%, 01/10/46(a)(b)	30,500,000	878,400
Series 2014-CR16, Class XA, IO, 1.27%, 04/10/47(a)	46,622,852	3,425,241
Series 2014-UBS3, Class XA, IO, 1.35%, 06/10/47(a)	27,293,722	2,304,546
Series 2014-UBS6, Class XA, IO, 1.09%, 12/10/47(a)	21,028,192	1,501,686
Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Class A3, 5.31%, 12/15/39	4,663,748	4,869,135
Series 2007-C5, Class A4, 5.70%, 09/15/40(a)	4,120,000	4,424,748
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3, 5.81%, 06/15/38(a)	1,676,288	1,731,341
Series 2006-C4, Class A3, 5.47%, 09/15/39	823,456	860,684
Series 2007-C1, Class A3, 5.38%, 02/15/40	182,966	192,616
Series 2007-C2, Class A3, 5.54%, 01/15/49(a)	650,000	692,492
Series 2007-C3, Class A4, 5.70%, 06/15/39(a)	1,837,655	1,966,108
Series 2007-C4, Class A4, 5.90%, 09/15/39(a)	1,328,513	1,422,735
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4, 5.22%, 08/15/48	1,670,019	1,752,274
Series 2007-C3, Class A4, 5.76%, 05/15/46(a)	1,981,026	2,140,691
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4, 5.74%, 12/10/49	6,825,000	7,355,460
Series 2007-GG9, Class A4, 5.44%, 03/10/39	4,465,000	4,711,459
GS Mortgage Securities Corp. II
Series 2006-GG8, Class A4, 5.56%, 11/10/39	625,053	655,941
Series 2007-GG10, Class A4, 5.80%, 08/10/45(a)	5,797,125	6,260,350
Series 2012-GC6, Class XA, IO, 2.11%, 01/10/45(a)(b)	13,297,404	1,370,776
GS Mortgage Securities Trust
Series 2014-GC18, Class XA, IO, 1.29%, 01/10/47(a)	39,718,390	2,988,729
Series 2014-GC26, Class XA, IO, 1.11%, 11/10/47(a)	36,303,247	2,851,003
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4, 5.81%, 06/12/43(a)	1,265,658	1,313,784
Series 2007-CB19, Class A4, 5.69%, 02/12/49(a)	4,840,000	5,212,007
Series 2007-LD11, Class A4, 5.78%, 06/15/49(a)	2,000,000	2,138,598
Series 2007-LD12, Class A4, 5.88%, 02/15/51(a)	3,515,000	3,768,720
Series 2007-LDPX, Class A3, 5.42%, 01/15/49	3,877,445	4,110,972
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.42%, 02/15/40	483,488	514,140
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class A3, 5.17%, 12/12/49	1,682,074	1,767,664
Series 2007-5, Class A4, 5.38%, 08/12/48	1,868,067	1,974,302
Series 2007-7, Class A4, 5.74%, 06/12/50(a)	3,435,000	3,704,191
Series 2007-8, Class A3, 5.87%, 08/12/49(a)	250,000	271,102
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class XA, IO, 1.25%, 06/15/47(a)	34,802,616	2,624,813
Series 2014-C18, Class XA, IO, 1.00%, 10/15/47(a)	42,892,968	2,343,286
Morgan Stanley Capital I, Series 2007-IQ14, Class A2, 5.61%, 04/15/49	400,601	402,690
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA, IO, 2.12%, 08/10/49(a)(b)	21,522,290	2,305,597
Series 2012-C4, Class XA, IO, 1.84%, 12/10/45(a)(b)	13,933,905	1,384,515

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.42%, 01/15/45(a)	$224,568	$228,320
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class XA, IO, 1.48%, 08/15/50(a)	26,788,857	2,303,226
WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA, IO, 2.20%, 11/15/45(a)(b)	11,911,113	1,291,772
Series 2013-C11, Class XA, IO, 1.49%, 03/15/45(a)(b)	30,424,597	2,137,024
Series 2014-LC14, Class XA, IO, 1.46%, 03/15/47(a)	28,693,042	2,364,536

Total Commercial Mortgage Backed Securities (cost $120,897,327)		121,984,407

Corporate Bonds 30.1%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
L-3 Communications Corp., 3.95%, 11/15/16	$4,580,000	4,759,128

Airlines 0.0%†
UAL Pass Through Trust, Series 2007-1, 6.64%, 07/02/22	56,446	60,962

Auto Components 0.0%†
Goodyear Tire & Rubber Co. (The), 6.50%, 03/01/21	270,000	287,550

Automobiles 0.3%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 06/15/21	200,000	221,822
Ford Motor Credit Co. LLC, 1.70%, 05/09/16	3,860,000	3,877,961
General Motors Co., 6.25%, 10/02/43	100,000	122,506
5.20%, 04/01/45	220,000	238,774
General Motors Financial Co., Inc., 4.38%, 09/25/21	175,000	185,866
4.25%, 05/15/23	465,000	481,721

		5,128,650

Banks 4.7%
Bank of America Corp., 4.00%, 01/22/25	3,925,000	3,956,765
4.25%, 10/22/26	6,050,000	6,245,669
BNP Paribas SA, 1.25%, 12/12/16	5,600,000	5,621,599
CIT Group, Inc., 5.00%, 05/15/17	140,000	143,982
4.25%, 08/15/17	70,000	70,875
6.63%, 04/01/18(b)	260,000	278,850
5.50%, 02/15/19(b)	420,000	436,800
Citigroup, Inc., 1.35%, 03/10/17	5,385,000	5,375,894
Series M, 6.30%, 05/15/24(c)	4,850,000	4,953,063
5.30%, 05/06/44	2,125,000	2,388,568
Huntington National Bank (The), 1.35%, 08/02/16	2,930,000	2,945,930
International Bank of Azerbaijan OJSC, 5.63%, 06/11/19	200,000	182,260
JPMorgan Chase & Co., 1.35%, 02/15/17	8,490,000	8,522,805
Series V, 5.00%, 07/01/19(c)	8,130,000	7,987,318
4.13%, 12/15/26	3,485,000	3,612,893
Mizuho Bank Ltd., 2.45%, 04/16/19(b)	6,070,000	6,149,086
MUFG Union Bank NA, 2.25%, 05/06/19	3,590,000	3,633,217
Russian Agricultural Bank OJSC Via RSHB Capital SA, Reg. S, 6.30%, 05/15/17	150,000	146,241
TC Ziraat Bankasi AS, 4.25%, 07/03/19(b)	332,000	328,879
Vnesheconombank Via VEB Finance PLC, Reg. S, 6.90%, 07/09/20	200,000	183,000
Wells Fargo & Co., Series S, 5.90%, 06/15/24(c)	7,160,000	7,455,350
4.65%, 11/04/44	2,735,000	2,933,367

		73,552,411

Beverages 0.5%
Constellation Brands, Inc., 6.00%, 05/01/22	245,000	279,300
4.75%, 11/15/24	190,000	200,925
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	2,330,000	2,285,376
Suntory Holdings Ltd., 2.55%, 09/29/19(b)	5,325,000	5,416,478

		8,182,079

Biotechnology 0.3%
Amgen, Inc., 2.20%, 05/22/19	4,055,000	4,107,395

Building Products 0.0%†
USG Corp., 7.88%, 03/30/20(b)	120,000	129,600
5.50%, 03/01/25(b)	50,000	51,000

		180,600

Capital Markets 3.0%
Goldman Sachs Group, Inc. (The), Series L, 5.70%, 05/10/19(c)	7,280,000	7,489,300
3.50%, 01/23/25	4,500,000	4,578,993
4.80%, 07/08/44	2,005,000	2,226,733

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets (continued)
Jefferies Group, Inc., 6.88%, 04/15/21	$3,165,000	$3,578,729
5.13%, 01/20/23	3,820,000	3,965,175
Morgan Stanley, 1.88%, 01/05/18	6,000,000	6,041,052
2.13%, 04/25/18	6,320,000	6,389,413
Series H, 5.45%, 07/15/19(c)	7,670,000	7,727,525
4.35%, 09/08/26	3,910,000	4,098,712

		46,095,632

Chemicals 0.3%
Ashland, Inc., 3.88%, 04/15/18	155,000	158,875
Celanese US Holdings LLC, 5.88%, 06/15/21	140,000	151,200
Dow Chemical Co. (The), 4.63%, 10/01/44	3,265,000	3,413,012
Huntsman International LLC, 4.88%, 11/15/20	145,000	145,000
5.13%, 11/15/22(b)	220,000	220,550
NOVA Chemicals Corp., 5.00%, 05/01/25(b)	145,000	151,525

		4,240,162

Commercial Services & Supplies 0.1%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16(b)	187,880	191,863
RR Donnelley & Sons Co., 8.25%, 03/15/19	400,000	462,000
7.00%, 02/15/22	100,000	110,250
ServiceMaster Co. LLC (The), 7.00%, 08/15/20	275,000	292,188

		1,056,301

Communications Equipment 0.0%†
CommScope, Inc., 5.00%, 06/15/21(b)	190,000	189,763
5.50%, 06/15/24(b)	60,000	60,000

		249,763

Construction & Engineering 0.0%†
AECOM Technology Corp., 5.88%, 10/15/24(b)	60,000	63,000

Construction Materials 0.0%†
Cemex Espana Luxembourg, Reg. S, 9.88%, 04/30/19	200,000	222,500
Cemex SAB de CV, 7.25%, 01/15/21(b)	200,000	213,500

		436,000

Consumer Finance 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.75%, 05/15/19(b)	190,000	190,891
4.50%, 05/15/21(b)	160,000	165,400
Air Lease Corp., 3.88%, 04/01/21	2,700,000	2,781,000
Aircastle Ltd., 4.63%, 12/15/18	588,000	611,520
Ally Financial, Inc., 8.00%, 03/15/20	795,000	948,037
7.50%, 09/15/20	240,000	281,100
8.00%, 11/01/31	225,000	292,500
International Lease Finance Corp., 8.88%, 09/01/17	400,000	452,000
6.25%, 05/15/19	275,000	300,438
4.63%, 04/15/21	185,000	191,475
5.88%, 08/15/22	470,000	521,700
Navient Corp., 5.88%, 03/25/21	135,000	134,494
SLM Corp., 4.88%, 06/17/19	590,000	588,525
6.13%, 03/25/24	195,000	187,200

		7,646,280

Containers & Packaging 0.2%
Ball Corp., 5.00%, 03/15/22	130,000	135,850
Berry Plastics Corp., 5.50%, 05/15/22	1,015,000	1,042,912
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/22(b)	90,000	91,679
5.38%, 01/15/25(b)	140,000	144,025
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 5.75%, 10/15/20	210,000	217,088
6.87%, 02/15/21	715,000	752,537
Sealed Air Corp., 8.38%, 09/15/21(b)	130,000	146,250

		2,530,341

Distributors 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 05/20/20	285,000	299,962
7.00%, 05/20/22	657,000	704,633
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 01/15/22	325,000	330,655
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, 08/01/21	100,000	107,500
5.75%, 03/01/25	40,000	40,800

		1,483,550

Diversified Financial Services 0.5%
Argos Merger Sub, Inc., 7.13%, 03/15/23(b)	195,000	202,069
Corp. Financiera de Desarrollo SA, 5.25%, 07/15/29(a)(b)	338,000	351,469
General Electric Capital Corp., Series C, 5.25%, 06/15/23(c)	3,150,000	3,236,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 03/15/17	150,000	151,125
4.88%, 03/15/19	220,000	224,125
MUFG Americas Holdings Corp., 3.00%, 02/10/25	3,450,000	3,410,949

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services (continued)
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/01/21(b)	$195,000	$201,338
Rio Oil Finance Trust, 6.25%, 07/06/24(b)	289,000	263,820
Sistema JSFC via Sistema International Funding SA, Reg. S, 6.95%, 05/17/19	270,000	243,054

		8,284,574

Diversified Telecommunication Services 2.9%
AT&T, Inc., 5.35%, 09/01/40	9,700,000	10,585,765
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	380,000	396,150
5.25%, 09/30/22	140,000	143,150
CenturyLink, Inc., Series V, 5.63%, 04/01/20	280,000	294,000
Series T, 5.80%, 03/15/22	210,000	218,663
Series W, 6.75%, 12/01/23	65,000	71,581
Columbus International, Inc., 7.38%, 03/30/21(b)	201,000	211,301
Embarq Corp., 8.00%, 06/01/36	165,000	196,201
Frontier Communications Corp., 9.25%, 07/01/21	260,000	301,600
6.88%, 01/15/25	105,000	103,950
9.00%, 08/15/31	15,000	16,050
Level 3 Financing, Inc., 8.63%, 07/15/20	545,000	590,644
6.13%, 01/15/21	410,000	429,987
5.38%, 08/15/22	495,000	509,386
Qwest Corp., 6.75%, 12/01/21	6,560,000	7,519,400
6.88%, 09/15/33	445,000	446,572
SBA Telecommunications, Inc., 5.75%, 07/15/20	130,000	136,663
Sprint Capital Corp., 6.90%, 05/01/19	595,000	615,081
6.88%, 11/15/28	180,000	165,150
8.75%, 03/15/32	115,000	118,738
Telecom Italia SpA, 5.30%, 05/30/24(b)	200,000	209,500
UPCB Finance III Ltd., 6.63%, 07/01/20(b)	150,000	156,563
Verizon Communications, Inc., 5.15%, 09/15/23	8,515,000	9,762,311
5.05%, 03/15/34	3,830,000	4,158,763
6.55%, 09/15/43	3,780,000	4,922,161
5.01%, 08/21/54	2,272,000	2,357,405
Virgin Media Finance PLC, 5.25%, 02/15/22	365,000	354,050
Virgin Media Secured Finance PLC, 5.38%, 04/15/21(b)	220,500	231,249
Wind Acquisition Finance SA, 4.75%, 07/15/20(b)	410,000	411,025
Windstream Corp., 7.75%, 10/01/21	100,000	99,750

		45,732,809

Electric Utilities 0.6%
Abengoa Transmision Sur SA, 6.88%, 04/30/43(b)	200,000	225,000
Eskom Holdings SOC Ltd., Reg. S, 6.75%, 08/06/23	250,000	248,800
7.13%, 02/11/25(b)	200,000	201,500
Exelon Generation Co. LLC, 4.00%, 10/01/20	6,520,000	6,903,246
Ipalco Enterprises, Inc., 5.00%, 05/01/18	310,000	328,600
RJS Power Holdings LLC, 5.13%, 07/15/19(b)	1,185,000	1,167,225
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(b)	313,000	339,023

		9,413,394

Electrical Equipment 0.2%
Thermo Fisher Scientific, Inc., 1.30%, 02/01/17	2,735,000	2,736,504

Electronic Equipment & Instruments 0.0%†
Flextronics International Ltd., 4.63%, 02/15/20	115,000	120,606
5.00%, 02/15/23	85,000	89,038

		209,644

Food & Staples Retailing 0.0%†
Rite Aid Corp., 8.00%, 08/15/20	489,000	517,729

Food Products 0.7%
BRF SA, 4.75%, 05/22/24(b)	395,000	384,138
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(b)	6,305,000	6,469,939
4.88%, 06/27/44(b)	3,215,000	3,254,962
Marfrig Holding Europe BV, Reg. S, 8.38%, 05/09/18	500,000	472,500
Marfrig Overseas Ltd., 9.50%, 05/04/20(b)	200,000	189,000
Minerva Luxembourg SA, Reg. S, 7.75%, 01/31/23	500,000	492,500
Post Holdings, Inc., 6.00%, 12/15/22(b)	220,000	212,300

		11,475,339

Gas Utilities 1.8%
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22	310,000	328,445
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23(b)	105,000	106,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Gas Utilities (continued)
Energy Transfer Equity LP, 7.50%, 10/15/20	$735,000	$823,200
Energy Transfer Partners LP, 6.50%, 02/01/42	4,095,000	4,750,147
Enterprise Products Operating LLC, 2.55%, 10/15/19	3,050,000	3,090,846
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38(b)	200,000	209,500
Kinder Morgan Energy Partners LP, 5.50%, 03/01/44	3,795,000	3,969,543
Kinder Morgan, Inc., 5.55%, 06/01/45	7,260,000	7,654,675
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	210,000	219,450
4.50%, 07/15/23	365,000	361,350
4.88%, 12/01/24	135,000	138,024
Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22	95,000	103,075
5.50%, 04/15/23	220,000	227,150
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	100,000	100,500
5.63%, 03/01/25(b)	345,000	341,119
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.13%, 11/15/19(b)	110,000	109,450
4.25%, 11/15/23	260,000	250,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19(b)	40,000	41,200
6.25%, 10/15/22(b)	60,000	62,100
Williams Partners LP, 3.60%, 03/15/22	4,500,000	4,485,946

		27,372,020

Health Care Providers & Services 1.1%
CHS/Community Health Systems, Inc., 5.13%, 08/15/18	345,000	355,781
8.00%, 11/15/19	270,000	286,875
7.13%, 07/15/20	215,000	227,900
5.13%, 08/01/21	240,000	247,200
6.88%, 02/01/22	185,000	197,719
DaVita HealthCare Partners, Inc., 5.13%, 07/15/24	360,000	367,200
Envision Healthcare Corp., 5.13%, 07/01/22(b)	85,000	86,913
Express Scripts Holding Co., 2.25%, 06/15/19	5,120,000	5,143,055
Fresenius Medical Care US Finance II, Inc., 5.63%, 07/31/19(b)	245,000	265,947
4.13%, 10/15/20(b)	60,000	61,013
5.88%, 01/31/22(b)	300,000	330,000
4.75%, 10/15/24(b)	45,000	47,138
Fresenius Medical Care US Finance, Inc., 5.75%, 02/15/21(b)	150,000	164,250
HCA, Inc., 6.50%, 02/15/20	495,000	557,370
7.50%, 02/15/22	435,000	507,319
5.88%, 03/15/22	160,000	177,150
5.00%, 03/15/24	405,000	429,300
5.38%, 02/01/25	75,000	78,656
LifePoint Hospitals, Inc., 5.50%, 12/01/21	145,000	151,888
McKesson Corp., 1.29%, 03/10/17	3,145,000	3,148,195
Omnicare, Inc., 4.75%, 12/01/22	50,000	51,625
5.00%, 12/01/24	35,000	36,575
Quest Diagnostics, Inc., 2.50%, 03/30/20	2,235,000	2,240,954
Service Corp. International, 5.38%, 01/15/22	760,000	794,200
Tenet Healthcare Corp., 6.25%, 11/01/18	315,000	341,381
4.75%, 06/01/20	145,000	146,949
6.00%, 10/01/20	145,000	153,700
4.50%, 04/01/21	120,000	117,600
4.38%, 10/01/21	80,000	78,200

		16,792,053

Hotels, Restaurants & Leisure 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24(b)	150,000	153,375
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20	755,000	773,875
5.38%, 11/01/23	525,000	542,719
Graton Economic Development Authority, 9.63%, 09/01/19(b)	435,000	476,325
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	140,000	147,350
Isle of Capri Casinos, Inc., 5.88%, 03/15/21	275,000	282,562
MGM Resorts International, 7.63%, 01/15/17	155,000	166,044
8.63%, 02/01/19	130,000	148,200
6.63%, 12/15/21	160,000	170,900
6.00%, 03/15/23	75,000	77,062
MTR Gaming Group, Inc., 11.50%, 08/01/19	255,000	276,038

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Hotels, Restaurants & Leisure (continued)
NCL Corp., Ltd., 5.25%, 11/15/19(b)	$240,000	$246,000
Pinnacle Entertainment, Inc., 7.50%, 04/15/21	250,000	263,750
6.38%, 08/01/21	100,000	106,000
7.75%, 04/01/22	215,000	239,187
Scientific Games International, Inc., 7.00%, 01/01/22(b)	110,000	112,475
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25(b)	145,000	146,813

		4,328,675

Household Durables 0.1%
DR Horton, Inc., 4.00%, 02/15/20	50,000	50,700
4.38%, 09/15/22	130,000	130,000
5.75%, 08/15/23	170,000	184,025
Lennar Corp., 4.75%, 11/15/22	570,000	579,975
PulteGroup, Inc., 6.00%, 02/15/35	180,000	179,100
Ryland Group, Inc. (The), 5.38%, 10/01/22	285,000	284,287
Standard Pacific Corp., 8.38%, 05/15/18	300,000	342,750
Taylor Morrison Communities, Inc./Monarch Communities Inc, 5.63%, 03/01/24(b)	35,000	34,213
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 04/15/21(b)	290,000	287,100

		2,072,150

Industrial Conglomerates 0.2%
General Electric Co., 4.50%, 03/11/44	3,270,000	3,670,598

Information Technology Services 0.1%
First Data Corp., 7.38%, 06/15/19(b)	400,000	418,000
6.75%, 11/01/20(b)	146,000	155,490
IHS, Inc., 5.00%, 11/01/22(b)	150,000	150,660

		724,150

Insurance 0.8%
Allstate Corp. (The), 5.75%, 08/15/53(a)	6,435,000	7,006,106
Lincoln National Corp., 3.35%, 03/09/25	2,715,000	2,746,068
Prudential Financial, Inc., 5.20%, 03/15/44(a)	3,120,000	3,176,160

		12,928,334

Internet & Catalog Retail 0.0%†
IAC/InterActiveCorp., 4.88%, 11/30/18	275,000	283,250

Machinery 0.1%
Case New Holland, Inc., 7.88%, 12/01/17	350,000	387,730
CNH Capital LLC, 3.88%, 11/01/15	145,000	146,087
Terex Corp., 6.50%, 04/01/20	215,000	223,600
6.00%, 05/15/21	100,000	102,500

		859,917

Media 1.6%
AMC Networks, Inc., 7.75%, 07/15/21	120,000	130,200
CCOH Safari LLC, 5.75%, 12/01/24	770,000	793,100
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 09/15/20(b)	65,000	68,494
5.13%, 12/15/21(b)	251,000	250,686
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 03/15/20	415,000	436,787
6.50%, 11/15/22	145,000	150,437
6.50%, 11/15/22	255,000	268,388
CSC Holdings LLC, 7.63%, 07/15/18	260,000	293,150
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.95%, 01/15/25	7,406,000	7,630,231
DISH DBS Corp., 7.88%, 09/01/19	130,000	145,275
5.13%, 05/01/20	735,000	740,513
6.75%, 06/01/21	165,000	175,725
5.88%, 07/15/22	125,000	127,031
5.88%, 11/15/24	295,000	295,369
Gannett Co., Inc., 7.13%, 09/01/18	555,000	575,119
5.13%, 10/15/19	245,000	256,637
4.88%, 09/15/21(b)	25,000	25,500
5.50%, 09/15/24(b)	35,000	36,619
Grupo Televisa SAB, 5.00%, 05/13/45	2,450,000	2,550,085
Hughes Satellite Systems Corp., 6.50%, 06/15/19	125,000	135,625

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
Inmarsat Finance PLC, 4.88%, 05/15/22(b)	$150,000	$150,000
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	330,000	339,900
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(b)	225,000	226,406
Numericable Group SA, 4.88%, 05/15/19(b)	255,000	253,725
6.00%, 05/15/22(b)	670,000	678,375
Numericable-SFR SAS, 6.25%, 05/15/24(b)	140,000	141,750
Sirius XM Radio, Inc., 4.25%, 05/15/20(b)	285,000	282,150
5.25%, 08/15/22(b)	150,000	158,250
Thomson Reuters Corp., 1.30%, 02/23/17	1,980,000	1,982,253
1.65%, 09/29/17	2,710,000	2,715,363
Univision Communications, Inc., 5.13%, 05/15/23(b)	220,000	223,300
Viacom, Inc., 2.75%, 12/15/19	3,155,000	3,204,698
WMG Acquisition Corp., 5.63%, 04/15/22(b)	70,000	70,263

		25,511,404

Metals & Mining 1.1%
Alcoa, Inc., 6.15%, 08/15/20	55,000	62,057
5.40%, 04/15/21	80,000	87,096
5.87%, 02/23/22	135,000	149,712
ArcelorMittal, 5.25%, 02/25/17	75,000	78,000
6.00%, 08/05/20	225,000	238,781
6.25%, 03/01/21	140,000	148,750
7.00%, 02/25/22	95,000	104,025
7.75%, 10/15/39	95,000	99,750
CONSOL Energy, Inc., 5.88%, 04/15/22	620,000	561,100
Corp. Nacional del Cobre de Chile,
Reg. S, 5.63%, 09/21/35	100,000	115,917
Reg. S, 6.15%, 10/24/36	180,000	218,007
Freeport-McMoRan, Inc., 4.55%, 11/14/24	14,310,000	13,749,792
Steel Dynamics, Inc., 6.13%, 08/15/19	575,000	612,375
5.25%, 04/15/23	280,000	283,500
Vale SA, 5.63%, 09/11/42	865,000	748,571

		17,257,433

Multiline Retail 0.3%
Family Tree Escrow LLC, 5.25%, 03/01/20(b)	60,000	62,850
5.75%, 03/01/23(b)	170,000	178,925
Wal-Mart Stores, Inc., 4.00%, 04/11/43	2,665,000	2,826,870
4.30%, 04/22/44	1,725,000	1,924,953

		4,993,598

Multi-Utilities & Unregulated Power 0.1%
Calpine Corp., 6.00%, 01/15/22(b)	340,000	363,800
5.88%, 01/15/24(b)	30,000	32,415
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/01/19(b)	265,000	274,275
Empresa Electrica Angamos SA, 4.88%, 05/25/29(b)	200,000	197,800
NRG Energy, Inc., 7.63%, 01/15/18	60,000	66,075
7.88%, 05/15/21	645,000	693,375
6.25%, 07/15/22	235,000	241,463

		1,869,203

Oil, Gas & Consumable Fuels 2.4%
Anadarko Petroleum Corp., 5.95%, 09/15/16	3,815,000	4,069,789
4.50%, 07/15/44	3,070,000	3,140,745
Antero Resources Finance Corp., 5.38%, 11/01/21	280,000	271,600
Apache Corp., 4.75%, 04/15/43	2,245,000	2,346,380
Berry Petroleum Co. LLC, 6.38%, 09/15/22	135,000	104,962
California Resources Corp., 5.00%, 01/15/20(b)	110,000	99,275
5.50%, 09/15/21(b)	70,000	62,104
6.00%, 11/15/24(b)	525,000	460,687
Chesapeake Energy Corp., 6.50%, 08/15/17	275,000	289,437
6.13%, 02/15/21	555,000	561,938
4.88%, 04/15/22	430,000	403,125
5.75%, 03/15/23	90,000	87,750
Cimarex Energy Co., 4.38%, 06/01/24	150,000	148,875
CNOOC Curtis Funding No 1 Pty Ltd., 4.50%, 10/03/23(b)	200,000	217,196
Concho Resources, Inc., 5.50%, 04/01/23	150,000	151,110
Denbury Resources, Inc., 5.50%, 05/01/22	195,000	175,012

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Denbury Resources, Inc., (continued)
4.63%, 07/15/23	$355,000	$304,413
Ecopetrol SA, 5.88%, 05/28/45	3,077,000	2,862,995
Empresa Nacional del Petroleo, Reg. S, 5.25%, 08/10/20	100,000	107,097
4.38%, 10/30/24(b)	200,000	203,540
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	560,000	586,600
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 05/01/19	215,000	220,375
7.75%, 09/01/22	40,000	40,800
EXCO Resources, Inc., 7.50%, 09/15/18	95,000	56,287
Genel Energy Finance PLC, 7.50%, 05/14/19(b)	200,000	177,000
KazMunayGas National Co., Reg. S, 9.13%, 07/02/18	600,000	651,480
Reg. S, 7.00%, 05/05/20	200,000	203,132
KazMunayGas National Co. JSC, Reg. S, 6.38%, 04/09/21	200,000	199,400
4.88%, 05/07/25(b)	200,000	172,500
Reg. S, 5.75%, 04/30/43	350,000	274,820
Reg. S, 5.75%, 04/30/43	200,000	157,040
Laredo Petroleum, Inc., 7.38%, 05/01/22	345,000	355,781
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19	235,000	185,650
8.63%, 04/15/20	558,000	475,695
Newfield Exploration Co., 5.75%, 01/30/22	710,000	740,175
Oasis Petroleum, Inc., 6.88%, 03/15/22	200,000	195,000
6.88%, 01/15/23	347,000	336,590
Pacific Rubiales Energy Corp., 5.63%, 01/19/25(b)	335,000	197,047
Pertamina Persero PT, Reg. S, 5.63%, 05/20/43	1,050,000	1,019,812
Petrobras Global Finance BV, 5.75%, 01/20/20	145,000	134,499
Petroleos de Venezuela SA, Reg. S, 5.25%, 04/12/17	100,000	41,005
Reg. S, 5.25%, 04/12/17	350,000	143,517
Reg. S, 9.00%, 11/17/21	400,000	148,400
Reg. S, 6.00%, 05/16/24	950,000	307,610
5.50%, 04/12/37	80,000	24,600
Petroleos Mexicanos, 6.50%, 06/02/41	300,000	339,750
5.50%, 06/27/44	800,000	807,000
6.38%, 01/23/45	127,000	141,986
5.63%, 01/23/46(b)	3,680,000	3,735,200
Phillips 66, 4.88%, 11/15/44	1,760,000	1,884,830
Range Resources Corp., 5.75%, 06/01/21	530,000	553,686
Rosetta Resources, Inc., 5.63%, 05/01/21	90,000	84,600
5.88%, 06/01/24	45,000	41,850
SandRidge Energy, Inc., 7.50%, 03/15/21	480,000	297,600
8.13%, 10/15/22	330,000	202,455
7.50%, 02/15/23	160,000	97,600
Sinopec Group Overseas Development 2012 Ltd., Reg. S, 3.90%, 05/17/22	400,000	419,517
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	200,000	216,501
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	200,000	216,978
SM Energy Co., 5.00%, 01/15/24	325,000	305,988
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23	800,000	735,098
Transocean, Inc., 2.50%, 10/15/17	125,000	114,687
3.80%, 10/15/22	6,110,000	4,458,394
Whiting Petroleum Corp., 5.00%, 03/15/19	135,000	132,638
WPX Energy, Inc., 5.25%, 09/15/24	60,000	52,770

		37,951,973

Paper & Forest Products 0.0%†
Masco Corp., 5.85%, 03/15/17	140,000	149,450

Pharmaceuticals 1.4%
Actavis Funding SCS, 3.45%, 03/15/22	10,310,000	10,560,296
3.80%, 03/15/25	5,405,000	5,578,122
Eli Lilly & Co., 3.70%, 03/01/45	3,560,239	3,561,225
Endo Finance LLC & Endo Finco, Inc., 7.25%, 01/15/22(b)	135,000	143,269
5.38%, 01/15/23(b)	745,000	743,137

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Pharmaceuticals (continued)
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 02/01/25(b)	$100,000	$103,000
VPI Escrow Corp., 6.38%, 10/15/20(b)	640,000	664,800
VPII Escrow Corp., 6.75%, 08/15/18(b)	140,000	147,525
VRX Escrow Corp., 5.88%, 05/15/23(b)	275,000	281,875
6.13%, 04/15/25(b)	250,000	258,750

		22,041,999

Real Estate Investment Trusts (REITs) 0.9%
Crown Castle International Corp., 4.88%, 04/15/22	470,000	488,212
Iron Mountain, Inc., 7.75%, 10/01/19	375,000	398,906
5.75%, 08/15/24	460,000	465,750
MPT Operating Partnership LP/MPT Finance Corp., 6.88%, 05/01/21	140,000	150,675
5.50%, 05/01/24	445,000	472,812
Omega Healthcare Investors, Inc., 6.75%, 10/15/22	470,000	496,438
5.88%, 03/15/24	375,000	399,375
4.50%, 01/15/25(b)	2,995,000	3,014,767
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21	140,000	149,275
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 09/15/17(b)	4,940,000	4,965,495
2.70%, 09/17/19(b)	3,195,000	3,234,264

		14,235,969

Real Estate Management & Development 0.0%†
Country Garden Holdings Co., Ltd., Reg. S, 7.88%, 05/27/19	200,000	207,750
Realogy Group LLC, 7.63%, 01/15/20(b)	240,000	258,300

		466,050

Road & Rail 0.4%
ERAC USA Finance LLC, 2.35%, 10/15/19(b)	5,065,000	5,090,629
RSC Equipment Rental, Inc., 8.25%, 02/01/21	80,000	86,400
Russian Railways via RZD Capital PLC, 5.74%, 04/03/17	400,000	400,000
United Rentals North America, Inc., 7.38%, 05/15/20	245,000	264,753

		5,841,782

Semiconductors & Semiconductor Equipment 0.0%†
Amkor Technology, Inc., 6.38%, 10/01/22	75,000	77,250
Freescale Semiconductor, Inc., 6.00%, 01/15/22(b)	70,000	76,212

		153,462

Software 0.1%
Activision Blizzard, Inc., 6.13%, 09/15/23(b)	375,000	408,750
Infor US, Inc., 6.50%, 05/15/22(b)	120,000	123,000
MSCI, Inc., 5.25%, 11/15/24(b)	280,000	289,450
Nuance Communications, Inc., 5.38%, 08/15/20(b)	203,000	205,030

		1,026,230

Specialty Retail 0.1%
L Brands, Inc., 5.63%, 10/15/23	110,000	122,100
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 06/01/22	395,000	420,181

		542,281

Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc., 3.45%, 02/09/45	2,760,000	2,619,900
Hewlett-Packard Co., 2.65%, 06/01/16	4,225,000	4,303,982
Seagate HDD Cayman, 4.75%, 06/01/23	3,535,000	3,715,409

		10,639,291

Thrifts & Mortgage Finance 0.0%†
Walter Investment Management Corp., 7.88%, 12/15/21	185,000	165,575

Tobacco 1.1%
Altria Group, Inc., 2.63%, 01/14/20	5,000,000	5,080,195
5.38%, 01/31/44	3,295,000	3,853,555
Philip Morris International, Inc., 4.25%, 11/10/44	2,180,000	2,286,297

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Tobacco (continued)
Reynolds American, Inc., 4.75%, 11/01/42	$5,870,000	$6,054,752

		17,274,799

Wireless Telecommunication Services 0.2%
Comcel Trust, 6.88%, 02/06/24(b)	500,000	532,750
Sixsigma Networks Mexico SA de CV, 8.25%, 11/07/21(b)	200,000	209,060
Sprint Corp., 7.25%, 09/15/21	460,000	462,300
7.88%, 09/15/23	565,000	576,300
7.13%, 06/15/24	150,000	146,250
T-Mobile USA, Inc., 5.25%, 09/01/18	50,000	51,625
6.54%, 04/28/20	120,000	126,300
6.25%, 04/01/21	135,000	140,400
6.63%, 04/28/21	175,000	183,312
6.13%, 01/15/22	595,000	613,594
6.73%, 04/28/22	290,000	305,225
6.00%, 03/01/23	150,000	153,703
6.38%, 03/01/25	95,000	98,031

		3,598,850

Total Corporate Bonds (cost $463,058,553)		471,180,293

Sovereign Bonds 7.6%

	Principal Amount	Market Value
ARGENTINA 0.0%†
Argentine Republic Government International Bond, 2.50%, 12/31/38	$6	3

ARMENIA 0.0%†
Republic of Armenia, 7.15%, 03/26/25(b)	456,000	444,600

BELIZE 0.1%
Belize Government International Bond, Reg. S, 5.00%, 02/20/38(d)	950,000	694,688

BERMUDA 0.0%†
Bermuda Government International Bond, 4.85%, 02/06/24(b)	440,000	462,550

BOLIVIA 0.1%
Bolivian Government International Bond, Reg. S, 5.95%, 08/22/23(b)	955,000	987,231

BRAZIL 0.1%
Brazilian Government International Bond, 4.25%, 01/07/25	230,000	225,400
5.63%, 01/07/41	1,100,000	1,119,250
Banco Nacional de Desenvolvimento Economico e Social, 4.00%, 04/14/19(b)	200,000	198,000
Reg. S, 5.50%, 07/12/20	150,000	156,090

		1,698,740

COLOMBIA 0.1%
Colombia Government International Bond, 7.38%, 09/18/37	100,000	133,500
6.13%, 01/18/41	160,000	189,600
5.63%, 02/26/44	200,000	223,500
5.00%, 06/15/45	200,000	205,500

		752,100

COSTA RICA 0.0%†
Costa Rica Government International Bond, Reg. S, 7.00%, 04/04/44	270,000	274,725
7.16%, 03/12/45(b)	238,000	245,140

		519,865

CROATIA 0.0%†
Croatia Government International Bond, Reg. S, 6.75%, 11/05/19	550,000	609,813

DOMINICAN REPUBLIC 0.0%†
Dominican Republic International Bond, Reg. S, 7.45%, 04/30/44	200,000	225,500
6.85%, 01/27/45(b)	135,000	141,750

		367,250

ECUADOR 0.1%
Ecuador Government International Bond, 10.50%, 03/24/20(b)	386,000	386,965
Reg. S, 7.95%, 06/20/24	850,000	750,125

		1,137,090

EGYPT 0.0%†
Egypt Government International Bond, Reg. S, 6.88%, 04/30/40	250,000	252,188

EL SALVADOR 0.1%
El Salvador Government International Bond, Reg. S, 6.38%, 01/18/27(b)	823,000	823,000

ETHIOPIA 0.0%†
Federal Democratic Republic of Ethiopia, 6.63%, 12/11/24(b)	200,000	194,250

GHANA 0.0%†
Republic of Ghana, 8.13%, 01/18/26(b)	374,000	355,049

HUNGARY 0.1%
Hungary Government International Bond, 5.38%, 02/21/23	400,000	447,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value
HUNGARY (continued)
7.63%, 03/29/41		$680,000	$983,279

			1,430,279

INDONESIA 0.1%
Indonesia Government International Bond, Reg. S, 8.50%, 10/12/35		370,000	534,187
Reg. S, 7.75%, 01/17/38		185,000	252,525

			786,712

IRAQ 0.0%†
Republic of Iraq, Reg. S, 5.80%, 01/15/28		320,000	267,200

ITALY 1.9%
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/01/24	EUR	7,105,000	8,513,337
4.50%, 03/01/26		8,265,000	11,726,319
4.00%, 02/01/37		6,530,000	9,542,732

			29,782,388

IVORY COAST 0.1%
Ivory Coast Government International Bond, 5.38%, 07/23/24(b)		$200,000	189,000
Reg. S, 5.75%, 12/31/32(d)		1,230,000	1,168,598

			1,357,598

JAMAICA 0.0%†
Jamaica Government International Bond, 7.63%, 07/09/25		260,000	288,275

KAZAKHSTAN 0.0%†
Kazakhstan Government International Bond, 3.88%, 10/14/24(b)		215,000	198,639

KENYA 0.0%†
Kenya Government International Bond, 6.88%, 06/24/24(b)		354,000	369,665

MEXICO 0.7%
Mexican Bonos, 7.75%, 11/13/42	MXN	146,990,000	$11,171,703
Mexico Government International Bond, 4.75%, 03/08/44		$150,000	157,500

			11,329,203

MONGOLIA 0.1%
Development Bank of Mongolia LLC, Reg. S, 5.75%, 03/21/17		300,000	281,250
Mongolia Government International Bond, Reg. S, 5.13%, 12/05/22		450,000	378,000

			659,250

MOROCCO 0.0%†
Morocco Government International Bond, Reg. S, 5.50%, 12/11/42		200,000	222,558

NEW ZEALAND 1.5%
New Zealand Government Bond, 5.50%, 04/15/23	NZD	26,490,000	22,949,776

NIGERIA 0.0%†
Nigeria Government International Bond, Reg. S, 6.75%, 01/28/21		$200,000	203,000
Reg. S, 6.38%, 07/12/23		250,000	251,000

			454,000

PAKISTAN 0.0%†
Pakistan Government International Bond, Reg. S, 7.25%, 04/15/19		200,000	205,579
Reg. S, 8.25%, 04/15/24		350,000	368,882

			574,461

PANAMA 0.0%†
Panama Government International Bond, 6.70%, 01/26/36		350,000	458,500

PARAGUAY 0.0%†
Republic of Paraguay, 6.10%, 08/11/44(b)		228,000	250,230

ROMANIA 0.1%
Romanian Government International Bond, Reg. S, 6.75%, 02/07/22		400,000	484,000
6.13%, 01/22/44(b)		136,000	172,951

			656,951

RUSSIA 0.1%
Russian Foreign Bond - Eurobond, Reg. S, 5.00%, 04/29/20		1,300,000	1,301,625
Reg. S, 7.50%, 03/31/30(d)		456,750	524,075

			1,825,700

SENEGAL 0.0%†
Senegal Government International Bond, Reg. S, 6.25%, 07/30/24		650,000	633,403

SERBIA 0.1%
Republic of Serbia, Reg. S, 7.25%, 09/28/21		370,000	426,388
Reg. S, 6.75%, 11/01/24(d)		274,636	279,098

			705,486

SLOVENIA 0.1%
Slovenia Government International Bond, 4.13%, 02/18/19(b)		200,000	211,448
5.25%, 02/18/24(b)		600,000	688,650

			900,098

SOUTH AFRICA 0.9%
South Africa Government International Bond, 6.88%, 05/27/19		200,000	229,980
5.88%, 09/16/25		540,000	618,408
6.50%, 02/28/41	ZAR	208,950,000	13,852,477

			14,700,865

SPAIN 1.0%
Spain Government Bond, 4.65%, 07/30/25(b)	EUR	7,655,000	10,946,458

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value
SPAIN (continued)
5.15%, 10/31/44(b)	EUR	2,495,000	$4,565,180

			15,511,638

TUNISIA 0.0%†
Banque Centrale de Tunisie SA, 5.75%, 01/30/25(b)		$255,000	257,231

TURKEY 0.2%
Turkey Government International Bond, 7.50%, 07/14/17		700,000	778,820
7.00%, 06/05/20		150,000	173,250
6.25%, 09/26/22		200,000	227,500
7.38%, 02/05/25		670,000	831,336
Export Credit Bank of Turkey, 5.00%, 09/23/21(b)		200,000	200,500

			2,211,406

VENEZUELA 0.0%†
Venezuela Government International Bond, Reg. S, 8.25%, 10/13/24		1,000,000	345,000
Reg. S, 9.25%, 05/07/28		330,000	117,975
9.38%, 01/13/34		350,000	128,450

			591,425

VIETNAM 0.0%†
Vietnam Government International Bond, Reg. S, 6.75%, 01/29/20		100,000	112,750
4.80%, 11/19/24(b)		203,000	211,374

			324,124

ZAMBIA 0.0%†
Zambia Government International Bond, 8.50%, 04/14/24(b)		200,000	212,000

Total Sovereign Bonds (cost $121,832,456)			119,207,478

U.S. Government Mortgage Backed Agencies 30.4%

	Principal Amount		Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G13072 5.00%, 04/01/23		11,206	12,136
Pool# G13122 5.00%, 04/01/23		4,335	4,712
Pool# J07940 5.00%, 05/01/23		19,994	21,021
Pool# G13225 5.00%, 06/01/23		100,798	109,647
Pool# J07942 5.00%, 06/01/23		479	504
Pool# J08443 5.00%, 07/01/23		43,491	46,900
Pool# C91128 5.50%, 12/01/27		31,157	34,907
Pool# D98252 5.00%, 08/01/29		55,661	61,672
Pool# A14186 5.50%, 10/01/33		1,543	1,739
Pool# C01674 5.50%, 11/01/33		17,169	19,367
Pool# A24611 4.50%, 06/01/34		5,400	5,890
Pool# A23854 5.50%, 06/01/34		17,762	20,025
Pool# G08084 4.50%, 10/01/35		64,031	70,020
Pool# A39572 5.00%, 11/01/35		53,735	59,695
Pool# A39584 5.50%, 11/01/35		36,656	41,188
Pool# A49058 5.50%, 05/01/36		104,376	116,950
Pool# A52983 5.50%, 10/01/36		98,831	110,994
Pool# A61562 5.50%, 10/01/36		24,943	28,031
Pool# G02379 6.00%, 10/01/36		13,535	15,444
Pool# A57475 5.50%, 02/01/37		3,352	3,754
Pool# G02561 5.50%, 02/01/37		59,013	66,111
Pool# A58420 5.50%, 03/01/37		7,385	8,270
Pool# G03400 5.50%, 03/01/37		218,668	245,381
Pool# A60064 5.50%, 04/01/37		103,879	116,597
Pool# G02791 5.50%, 04/01/37		5,264	5,909
Pool# A60070 5.00%, 05/01/37		5,686	6,307
Pool# G05521 5.50%, 05/01/37		1,354,153	1,530,313
Pool# G02976 5.50%, 06/01/37		47,651	53,459
Pool# G08204 5.50%, 06/01/37		10,061	11,292
Pool# G08210 6.00%, 07/01/37		99,581	113,260
Pool# A65518 6.00%, 09/01/37		94,403	107,297
Pool# A68546 5.50%, 11/01/37		48,878	54,796
Pool# G03432 5.50%, 11/01/37		57,335	64,353
Pool# A69653 5.50%, 12/01/37		16,515	18,540
Pool# A70591 5.50%, 12/01/37		78,223	87,824
Pool# G03616 6.00%, 12/01/37		26,030	29,591
Pool# A71374 5.50%, 01/01/38		15,457	17,306

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A71604 5.50%, 01/01/38	$241,032	$270,428
Pool# A72378 5.50%, 01/01/38	209,845	235,509
Pool# G03927 5.50%, 01/01/38	14,251	15,998
Pool# A73996 5.50%, 02/01/38	272,515	305,644
Pool# G03812 5.50%, 02/01/38	867,029	973,152
Pool# G03964 5.50%, 02/01/38	80,132	89,864
Pool# A72499 6.00%, 02/01/38	15,029	17,179
Pool# A75432 5.50%, 03/01/38	111,390	124,735
Pool# G04220 5.50%, 03/01/38	22,136	24,846
Pool# G08256 5.50%, 03/01/38	11,390	12,774
Pool# G04156 6.00%, 03/01/38	22,131	25,152
Pool# A75830 5.50%, 04/01/38	153,006	174,128
Pool# A76127 5.50%, 04/01/38	252,972	283,734
Pool# A76483 5.50%, 04/01/38	182,891	205,250
Pool# G04248 5.50%, 04/01/38	164,575	184,427
Pool# G08263 5.50%, 04/01/38	14,781	16,590
Pool# A76211 6.00%, 04/01/38	3,054	3,469
Pool# G04287 5.00%, 05/01/38	128,378	142,188
Pool# A76939 5.50%, 05/01/38	12,077	13,524
Pool# A77057 5.50%, 05/01/38	13,213	14,807
Pool# A77208 5.50%, 05/01/38	24,000	26,868
Pool# A77796 5.50%, 05/01/38	545,829	612,130
Pool# G04305 5.50%, 05/01/38	296,624	332,943
Pool# A77648 5.50%, 06/01/38	9,379	10,500
Pool# A77937 5.50%, 06/01/38	108,947	122,088
Pool# A78624 5.50%, 06/01/38	100,387	112,678
Pool# G04458 5.50%, 06/01/38	69,917	78,394
Pool# A78076 6.00%, 06/01/38	33,691	38,283
Pool# A78454 6.00%, 06/01/38	27,088	30,776
Pool# A78982 5.50%, 07/01/38	39,853	44,615
Pool# A79018 5.50%, 07/01/38	90,074	101,115
Pool# A79806 5.50%, 07/01/38	8,474	9,495
Pool# A79816 5.50%, 07/01/38	16,105	18,030
Pool# G04471 5.50%, 07/01/38	80,490	90,309
Pool# A80779 5.50%, 08/01/38	70,175	78,709
Pool# G04817 5.00%, 09/01/38	206,966	229,230
Pool# A81743 5.50%, 09/01/38	68,555	76,809
Pool# A82093 5.50%, 09/01/38	37,458	42,545
Pool# A82207 5.50%, 09/01/38	1,844	2,068
Pool# A82609 5.50%, 09/01/38	15,828	17,719
Pool# A82656 5.50%, 10/01/38	9,215	10,320
Pool# A82703 5.50%, 10/01/38	7,317	8,200
Pool# G04847 5.50%, 10/01/38	97,555	109,440
Pool# G05979 5.50%, 10/01/38	21,415	24,023
Pool# A82757 5.50%, 11/01/38	213,082	238,599
Pool# A82787 5.50%, 11/01/38	623,533	698,746
Pool# A83032 5.50%, 11/01/38	25,279	28,367
Pool# A83066 5.50%, 11/01/38	3,177	3,557
Pool# A83071 5.50%, 11/01/38	2,453	2,747
Pool# A83596 5.50%, 12/01/38	57,576	64,520
Pool# G08314 5.50%, 01/01/39	52,981	59,358
Pool# G08331 4.50%, 02/01/39	9,341	10,181
Pool# G08323 5.00%, 02/01/39	234,215	259,411
Pool# A84417 5.50%, 02/01/39	87,377	97,936
Pool# G05300 5.50%, 02/01/39	13,439	15,061

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A84655 4.50%, 03/01/39	$650,143	$710,056
Pool# G05841 5.50%, 04/01/39	26,698	29,904
Pool# A86313 5.00%, 05/01/39	477,549	529,091
Pool# A86955 4.50%, 06/01/39	528,102	574,763
Pool# G05472 4.50%, 06/01/39	17,404	18,964
Pool# G05484 4.50%, 06/01/39	693,206	755,653
Pool# A87339 5.00%, 07/01/39	46,822	51,884
Pool# A87679 5.00%, 08/01/39	404,369	448,574
Pool# G07021 5.00%, 09/01/39	514,749	570,122
Pool# A89385 4.50%, 10/01/39	18,733	20,439
Pool# G05684 5.50%, 10/01/39	166,207	186,458
Pool# G06020 5.50%, 12/01/39	937,096	1,051,014
Pool# G05813 6.00%, 12/01/39	46,237	52,524
Pool# G05923 5.50%, 02/01/40	108,645	121,888
Pool# G06031 5.50%, 03/01/40	35,052	39,347
Pool# A91997 5.00%, 04/01/40	155,788	172,815
Pool# G05849 4.50%, 05/01/40	1,037,242	1,131,539
Pool# G06193 5.50%, 05/01/40	155,495	174,507
Pool# A92458 5.00%, 06/01/40	57,531	63,884
Pool# G08402 5.00%, 06/01/40	235,918	261,904
Pool# A92764 5.50%, 06/01/40	93,930	106,965
Pool# C03486 4.50%, 07/01/40	12,175	13,288
Pool# G06412 5.50%, 07/01/40	1,959,736	2,197,160
Pool# C03531 4.00%, 10/01/40	1,879,245	2,013,765
Pool# A94833 4.00%, 11/01/40	5,313,824	5,758,468
Pool# A95230 4.00%, 12/01/40	1,923,893	2,078,658
Pool# A96634 4.50%, 02/01/41	436,321	476,848
Pool# A97942 4.50%, 04/01/41	400,994	438,106
Pool# G08443 4.50%, 04/01/41	1,450,517	1,584,934
Pool# Q00876 4.50%, 05/01/41	1,852,674	2,025,162
Pool# Q00950 5.00%, 05/01/41	1,253,267	1,393,373
Pool# Q01212 4.50%, 06/01/41	991,870	1,090,886
Pool# Q01198 5.50%, 06/01/41	32,455	36,410
Pool# G06956 4.50%, 08/01/41	1,895,693	2,071,262
Pool# Q03043 4.50%, 09/01/41	409,869	448,229
Pool# Z40047 4.00%, 10/01/41	509,343	545,560
Pool# Q06344 4.00%, 02/01/42	4,210,096	4,538,031
Pool# G08479 3.50%, 03/01/42	615,449	646,278
Pool# Q08997 3.50%, 06/01/42	1,200,125	1,262,296
Pool# Q09004 3.50%, 06/01/42	983,813	1,033,154
Pool# C09004 3.50%, 07/01/42	1,439,838	1,512,035
Pool# G08500 3.50%, 07/01/42	863,140	906,453
Pool# G07083 4.00%, 07/01/42	613,832	663,730
Pool# Z40054 4.00%, 07/01/42	622,859	666,934
Pool# Q09896 3.50%, 08/01/42	764,827	803,121
Pool# Q11095 3.50%, 09/01/42	602,436	632,713
Pool# Q11348 3.50%, 09/01/42	2,198,011	2,308,486
Pool# Q12143 3.50%, 10/01/42	419,902	440,977
Pool# G07155 4.00%, 10/01/42	1,078,994	1,154,847
Pool# Q13765 4.00%, 12/01/42	541,189	586,683
Pool# Q16893 3.50%, 04/01/43	555,626	585,438
Pool# Q17389 3.50%, 04/01/43	1,502,579	1,584,131

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# Q18305 3.50%, 05/01/43	$556,720	$584,222
Pool# Q19476 3.50%, 06/01/43	667,704	700,752
Pool# Q19480 4.00%, 06/01/43	4,698,883	5,062,532
Pool# G08541 3.50%, 08/01/43	1,408,175	1,477,307
Pool# Q20857 3.50%, 08/01/43	1,095,533	1,157,365
Pool# Q20860 3.50%, 08/01/43	456,288	478,713
Pool# Q20680 4.00%, 10/01/43	935,629	999,713
Pool# V80509 4.00%, 10/01/43	731,644	781,868
Pool# G07508 4.50%, 10/01/43	607,801	662,128
Pool# V80596 4.50%, 10/01/43	357,444	389,070
Pool# G08558 4.00%, 11/01/43	415,871	444,256
Pool# C09051 4.50%, 11/01/43	442,028	480,848
Pool# G08559 4.50%, 11/01/43	2,174,952	2,366,623
Pool# Q22805 4.50%, 11/01/43	172,191	187,526
Pool# Q23298 4.50%, 11/01/43	619,971	674,894
Pool# G08563 4.00%, 01/01/44	474,877	507,290
Pool# G08568 4.50%, 01/01/44	156,566	170,398
Pool# C09059 4.50%, 02/01/44	1,706,200	1,857,130
Pool# G07763 4.50%, 03/01/44	628,982	687,006
Pool# G08578 4.50%, 03/01/44	3,686,609	4,014,825
Pool# V81065 4.50%, 03/01/44	388,530	423,347
Pool# G08582 4.00%, 04/01/44	625,299	667,978
Pool# Q26367 4.00%, 05/01/44	307,970	331,934
Pool# G08587 4.50%, 05/01/44	1,473,106	1,604,265
Pool# G08593 4.50%, 06/01/44	850,416	926,375
Pool# G08596 4.50%, 07/01/44	2,603,452	2,837,754
Pool# G08601 4.00%, 08/01/44	1,197,567	1,279,307
4.50%, 11/01/44	129,675	141,298
Pool# C09070 4.00%, 12/01/44	990,300	1,058,836
Pool# G08621 4.50%, 12/01/44	938,926	1,024,644
Pool# G08628 4.00%, 02/01/45	1,495,324	1,599,228
Federal Home Loan Mortgage Corp. Gold Pool TBA
3.50%, 04/15/45	5,740,000	6,015,677
4.00%, 04/15/45	27,725,000	29,613,766
4.50%, 04/15/45	3,675,000	4,002,018
Federal National Mortgage Association Pool
Pool# 625932 5.00%, 01/01/17	277,417	291,519
Pool# 626012 5.00%, 01/01/17	67,453	70,882
Pool# 630920 5.00%, 02/01/17	52,145	54,796
Pool# 669089 5.00%, 10/01/17	51,362	53,973
Pool# 709835 5.00%, 06/01/18	536,230	563,488
Pool# 687533 5.00%, 11/01/18	96,541	101,469
Pool# 748029 5.00%, 12/01/18	5,981	6,299
Pool# 770160 5.00%, 04/01/19	924,260	973,716
Pool# 845488 5.00%, 06/01/21	4,449	4,803
Pool# 969941 5.00%, 03/01/23	45,854	49,471
Pool# 982885 5.00%, 05/01/23	11,303	12,288
Pool# 254797 5.00%, 06/01/23	381,955	424,222
Pool# 975884 5.00%, 06/01/23	4,065	4,394
Pool# 254764 5.50%, 06/01/23	269,565	303,334
Pool# 987214 5.00%, 07/01/23	1,884	2,046
Pool# 976243 5.00%, 08/01/23	6,819	7,403
Pool# 987456 5.00%, 08/01/23	13,648	14,450
Pool# 965102 5.00%, 09/01/23	3,486	3,666

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 988300 5.00%, 09/01/23	$10,799	$11,356
Pool# 254911 5.00%, 10/01/23	69,782	77,504
Pool# 254985 5.00%, 11/01/23	926,045	1,028,520
Pool# 255582 5.00%, 01/01/25	4,638	5,152
Pool# 255627 5.00%, 02/01/25	451,338	501,282
Pool# 255667 5.00%, 03/01/25	6,263	6,956
Pool# 256170 5.00%, 03/01/26	704,367	782,311
Pool# 256639 5.00%, 02/01/27	532,073	590,951
Pool# 256640 5.50%, 03/01/27	41,680	46,901
Pool# 256676 5.50%, 04/01/27	41,209	46,371
Pool# 256820 5.00%, 07/01/27	365,000	405,390
Pool# 256896 5.50%, 09/01/27	31,090	35,134
Pool# 257075 5.50%, 02/01/28	36,202	41,030
Pool# 257282 5.50%, 07/01/28	201,601	226,856
Pool# 257367 5.50%, 09/01/28	66,420	74,740
Pool# 257451 5.50%, 11/01/28	16,260	18,297
Pool# 995477 5.50%, 01/01/29	41,930	47,183
Pool# 930997 4.50%, 04/01/29	219,472	239,195
Pool# AL0869 4.50%, 06/01/29	119,411	130,126
Pool# MA0097 5.00%, 06/01/29	127,786	142,228
Pool# MA0130 5.00%, 07/01/29	834,946	930,053
Pool# 932716 5.00%, 04/01/30	22,173	24,662
Pool# MA0436 5.50%, 04/01/30	123,563	140,241
Pool# AD7853 4.50%, 06/01/30	615,336	674,532
Pool# AL6317 5.00%, 09/01/30	866,557	962,448
Pool# 676643 5.00%, 01/01/33	152,405	170,115
Pool# 720679 5.00%, 06/01/33	15,763	17,604
Pool# 310100 5.00%, 08/01/33	351,686	392,644
Pool# 738166 5.00%, 09/01/33	4,104	4,584
Pool# 725027 5.00%, 11/01/33	449,160	501,468
Pool# 745944 5.00%, 12/01/33	132,282	147,676
Pool# 725422 5.00%, 04/01/34	87,588	97,770
Pool# 985615 5.50%, 04/01/34	322,766	365,474
Pool# 794978 5.50%, 10/01/34	92,237	104,265
Pool# 801596 5.50%, 10/01/34	101,676	115,028
Pool# AC2387 5.00%, 01/01/35	17,462	19,474
Pool# 735141 5.50%, 01/01/35	663,020	750,324
Pool# AD0308 5.00%, 03/01/35	946,929	1,057,056
Pool# 735382 5.00%, 04/01/35	218,278	243,433
Pool# 735403 5.00%, 04/01/35	722,961	805,180
Pool# 255706 5.50%, 05/01/35	5,079	5,736
Pool# 735578 5.00%, 06/01/35	392,139	436,641
Pool# 735581 5.00%, 06/01/35	2,053,559	2,293,391
Pool# 735795 5.00%, 06/01/35	1,260,549	1,408,784
Pool# 735667 5.00%, 07/01/35	10,260	11,465
Pool# 826201 5.00%, 07/01/35	73,676	82,003
Pool# 190360 5.00%, 08/01/35	821,102	913,530
Pool# 310099 5.00%, 08/01/35	2,547,667	2,842,188
Pool# 825753 5.50%, 08/01/35	35,433	40,019
Pool# 834657 5.50%, 08/01/35	5,918	6,679
Pool# 836018 5.50%, 09/01/35	2,592	2,924
Pool# 735893 5.00%, 10/01/35	396,111	440,716

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 835482 5.50%, 10/01/35	$19,420	$21,921
Pool# 863626 5.50%, 12/01/35	54,081	60,856
Pool# 745275 5.00%, 02/01/36	374,057	416,197
Pool# 865972 5.50%, 03/01/36	50,019	56,333
Pool# 891588 5.50%, 05/01/36	143,916	162,071
Pool# 885808 5.50%, 06/01/36	1,683	1,894
Pool# 885367 5.00%, 07/01/36	1,778	1,975
Pool# 745826 6.00%, 07/01/36	10,549	12,051
Pool# AI6495 5.00%, 09/01/36	766,079	855,361
Pool# 897267 5.50%, 10/01/36	39,384	44,351
Pool# 899215 6.00%, 10/01/36	43,258	49,375
Pool# 310107 5.00%, 11/01/36	152,504	169,663
Pool# 831922 5.50%, 11/01/36	8,446	9,504
Pool# 256513 5.50%, 12/01/36	45,911	51,685
Pool# 902752 5.50%, 12/01/36	5,374	6,047
Pool# 903013 5.50%, 12/01/36	108,583	122,189
Pool# 920078 5.50%, 12/01/36	16,141	18,163
Pool# 906869 6.00%, 12/01/36	90,552	103,129
Pool# 967685 5.50%, 01/01/37	70,771	79,695
Pool# 888222 6.00%, 02/01/37	31,061	35,478
Pool# 910242 5.00%, 03/01/37	5,277	5,861
Pool# 914049 6.00%, 03/01/37	205,468	234,473
Pool# 914752 5.50%, 04/01/37	34,047	38,312
Pool# 918011 5.00%, 05/01/37	142,655	158,441
Pool# 897640 5.50%, 05/01/37	52,298	58,850
Pool# 899528 5.50%, 05/01/37	74,665	84,059
Pool# 917988 6.00%, 05/01/37	31,275	35,619
Pool# 937788 5.00%, 06/01/37	1,807	2,007
Pool# 899562 5.50%, 06/01/37	30,500	34,320
Pool# 918516 5.50%, 06/01/37	562,462	632,922
Pool# 918659 5.50%, 06/01/37	158,039	178,361
Pool# 918662 5.50%, 06/01/37	455,195	512,218
Pool# 915639 6.00%, 06/01/37	115,437	131,672
Pool# 939984 6.00%, 06/01/37	83,812	95,600
Pool# 256822 5.00%, 07/01/37	3,785	4,204
Pool# 938175 5.50%, 07/01/37	14,891	16,757
Pool# 899598 6.00%, 07/01/37	9,067	10,328
Pool# 928483 6.00%, 07/01/37	42,729	48,663
Pool# 942052 6.00%, 07/01/37	38,657	44,124
Pool# 944526 6.00%, 07/01/37	26,587	30,321
Pool# 942290 5.50%, 08/01/37	44,917	50,544
Pool# 945218 5.50%, 08/01/37	5,601	6,302
Pool# AA0920 5.50%, 08/01/37	2,103,940	2,367,503
Pool# 936895 6.00%, 08/01/37	3,635	4,147
Pool# 888638 5.50%, 09/01/37	64,736	72,845
Pool# 952277 5.50%, 09/01/37	1,290	1,451
Pool# 952276 6.00%, 09/01/37	144,027	164,093
Pool# 933131 5.50%, 10/01/37	30,854	34,719
Pool# 943640 5.50%, 10/01/37	2,442	2,748
Pool# 946923 6.00%, 10/01/37	102,310	116,799
Pool# 955770 6.00%, 10/01/37	11,349	12,955
Pool# 952372 5.50%, 11/01/37	616,974	694,263

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 960117 5.50%, 11/01/37	$1,169	$1,315
Pool# 933166 6.00%, 11/01/37	190,277	217,105
Pool# 956411 6.00%, 11/01/37	25,031	28,507
Pool# 959983 6.00%, 11/01/37	70,182	79,929
Pool# 959454 5.50%, 12/01/37	92,460	104,078
Pool# 967254 5.50%, 12/01/37	96,436	108,517
Pool# 977077 5.50%, 12/01/37	171,250	193,371
Pool# 929018 6.00%, 12/01/37	41,917	47,790
Pool# 966419 6.00%, 12/01/37	46,210	52,756
Pool# 961181 5.50%, 01/01/38	24,830	27,940
Pool# 961256 5.50%, 01/01/38	60,953	68,589
Pool# 961311 5.50%, 01/01/38	75,192	84,612
Pool# 961348 6.00%, 01/01/38	159,564	182,177
Pool# 965719 6.00%, 01/01/38	26,018	29,685
Pool# 952055 5.00%, 02/01/38	320,302	355,746
Pool# 961655 5.00%, 02/01/38	255,592	283,875
Pool# 960048 5.50%, 02/01/38	2,104	2,367
Pool# 969757 5.50%, 02/01/38	2,806	3,157
Pool# 969776 5.50%, 02/01/38	75,938	85,451
Pool# 972404 5.50%, 02/01/38	24,571	27,907
Pool# 972701 5.50%, 02/01/38	26,845	30,211
Pool# 961980 5.00%, 03/01/38	393,893	437,480
Pool# 953613 5.50%, 03/01/38	5,345	6,014
Pool# 961849 5.50%, 03/01/38	44,069	49,590
Pool# 962371 5.50%, 03/01/38	45,694	51,419
Pool# 973775 5.50%, 03/01/38	46,548	52,379
Pool# 973794 5.50%, 03/01/38	90,080	101,364
Pool# 974674 5.50%, 03/01/38	41,034	46,191
Pool# 975186 5.50%, 03/01/38	85,801	96,713
Pool# 961992 6.00%, 03/01/38	93,754	106,776
Pool# 974532 5.00%, 04/01/38	29,954	33,269
Pool# 974965 5.00%, 04/01/38	338,040	375,447
Pool# 976913 5.00%, 04/01/38	171,881	190,901
Pool# 933777 5.50%, 04/01/38	15,818	17,806
Pool# 973726 6.00%, 04/01/38	183,160	208,655
Pool# 969268 5.50%, 05/01/38	5,135	5,778
Pool# 970232 5.50%, 05/01/38	10,192	11,469
Pool# 975049 5.50%, 05/01/38	98,662	111,022
Pool# 975127 5.50%, 05/01/38	2,266	2,550
Pool# 995048 5.50%, 05/01/38	130,968	147,438
Pool# 889509 6.00%, 05/01/38	58,894	67,249
Pool# 889579 6.00%, 05/01/38	96,929	110,597
Pool# 929594 5.50%, 06/01/38	512,345	576,528
Pool# 963774 5.50%, 06/01/38	149,685	168,437
Pool# 963958 5.50%, 06/01/38	2,140	2,408
Pool# 976213 5.50%, 06/01/38	7,925	8,920
Pool# 979984 5.50%, 06/01/38	76,035	85,560
Pool# 985559 5.50%, 06/01/38	131,459	147,927
Pool# 985731 5.50%, 06/01/38	25,422	28,607
Pool# 986519 5.50%, 06/01/38	7,390	8,315
Pool# 929714 5.50%, 07/01/38	417,172	469,432
Pool# 929737 5.50%, 07/01/38	3,044	3,426

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 934333 5.50%, 07/01/38	$239,092	$269,043
Pool# 934351 5.50%, 07/01/38	27,306	30,726
Pool# 963975 5.50%, 07/01/38	99,660	112,144
Pool# 986245 5.50%, 07/01/38	10,368	11,667
Pool# 986999 5.50%, 07/01/38	111,371	125,322
Pool# 889962 5.50%, 08/01/38	352,922	397,133
Pool# 929824 5.50%, 08/01/38	51,497	57,951
Pool# 964970 5.50%, 08/01/38	41,914	47,165
Pool# 975697 5.50%, 08/01/38	14,642	16,476
Pool# 986062 5.50%, 08/01/38	9,315	10,482
Pool# 925973 6.00%, 08/01/38	18,869	21,515
Pool# 983378 6.00%, 08/01/38	55,840	63,698
Pool# 970818 5.50%, 09/01/38	68,962	77,617
Pool# 986938 5.50%, 09/01/38	15,781	17,758
Pool# 970650 5.50%, 10/01/38	107,997	121,526
Pool# 990786 5.50%, 10/01/38	41,225	46,389
Pool# 992471 5.50%, 10/01/38	4,360	4,907
Pool# 930071 6.00%, 10/01/38	386,199	439,836
Pool# 991002 6.00%, 10/01/38	4,900	5,581
Pool# 992035 6.00%, 10/01/38	15,569	17,765
Pool# 934645 5.50%, 11/01/38	83,534	93,998
Pool# 934665 5.50%, 11/01/38	72,737	81,849
Pool# 970809 5.50%, 11/01/38	43,849	49,342
Pool# 985805 5.50%, 11/01/38	107,607	121,124
Pool# 987994 5.50%, 11/01/38	38,486	43,307
Pool# 994637 5.50%, 11/01/38	428,537	482,221
Pool# 995759 5.50%, 11/01/38	650,866	732,565
Pool# AB0131 5.00%, 12/01/38	24,677	27,510
Pool# 930253 5.50%, 12/01/38	141,515	159,243
Pool# 934249 5.50%, 12/01/38	31,403	35,337
Pool# 970929 5.50%, 12/01/38	103,737	116,732
Pool# 991434 5.50%, 12/01/38	42,056	47,325
Pool# 992676 5.50%, 12/01/38	42,766	48,123
Pool# 992944 5.50%, 12/01/38	65,630	73,852
Pool# 993055 5.50%, 12/01/38	59,327	66,759
Pool# AA0694 5.50%, 12/01/38	91,865	103,373
Pool# AD0385 5.50%, 12/01/38	46,481	52,304
Pool# 934231 5.00%, 01/01/39	5,505	6,114
Pool# 995245 5.00%, 01/01/39	711,874	790,648
Pool# 993100 5.50%, 01/01/39	42,650	47,992
Pool# 993111 5.50%, 01/01/39	40,453	45,521
Pool# AA0187 5.50%, 01/01/39	28,218	31,752
Pool# AA0729 5.50%, 02/01/39	539,290	606,848
Pool# AA1638 5.50%, 02/01/39	58,359	65,969
Pool# AD0306 5.50%, 03/01/39	16,447	18,507
Pool# AA4463 4.50%, 04/01/39	214,884	234,372
Pool# 995951 5.00%, 04/01/39	64,122	71,217
Pool# 935063 5.50%, 04/01/39	229,109	257,810
Pool# 995845 5.50%, 04/01/39	2,406	2,708
Pool# 935075 6.00%, 04/01/39	28,146	32,055
Pool# AB0733 4.50%, 06/01/39	194,282	212,260
Pool# 995862 5.00%, 07/01/39	120,359	133,678

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AL0070 5.00%, 07/01/39	$96,061	$106,691
Pool# AC0017 5.50%, 09/01/39	18,218	20,516
Pool# AD0638 6.00%, 09/01/39	102,033	116,203
Pool# AL2875 5.00%, 11/01/39	425,455	472,535
Pool# 190399 5.50%, 11/01/39	15,327	17,247
Pool# 932586 4.50%, 03/01/40	1,448,956	1,584,826
Pool# AD1656 4.50%, 03/01/40	584,800	639,723
Pool# MA0389 5.50%, 04/01/40	86,996	97,996
Pool# 190404 4.50%, 05/01/40	243,402	266,297
Pool# AL0071 5.00%, 05/01/40	226,740	251,831
Pool# AB1316 5.50%, 05/01/40	165,356	186,071
Pool# AL0015 5.50%, 05/01/40	1,030,682	1,159,797
Pool# AB1149 5.00%, 06/01/40	273,774	304,637
Pool# AD5507 5.00%, 06/01/40	624,700	699,469
Pool# AD6438 5.00%, 06/01/40	19,337	21,512
Pool# AD7849 5.00%, 06/01/40	454,374	508,618
Pool# AD7128 4.50%, 07/01/40	19,211	21,022
Pool# AB1259 5.00%, 07/01/40	1,055,943	1,175,328
Pool# AC9032 5.00%, 07/01/40	11,067	12,301
Pool# AD6856 5.00%, 07/01/40	8,253	9,187
Pool# AB1335 4.50%, 08/01/40	427,205	467,436
Pool# AB1389 4.50%, 08/01/40	1,139,559	1,247,952
Pool# AD8529 4.50%, 08/01/40	1,939,178	2,122,192
Pool# AE0271 5.00%, 08/01/40	1,812,023	2,018,011
Pool# AE3251 5.00%, 08/01/40	571,272	636,365
Pool# AD5283 4.50%, 09/01/40	57,867	63,342
Pool# AE0691 4.50%, 10/01/40	161,394	177,748
Pool# AE0803 4.50%, 10/01/40	2,194,881	2,401,207
Pool# AE5471 4.50%, 10/01/40	15,094	16,527
Pool# AB1854 4.50%, 11/01/40	503,213	551,118
Pool# AE2691 4.50%, 12/01/40	3,718,009	4,074,275
Pool# AH1560 4.00%, 01/01/41	736,180	789,396
Pool# AE0725 4.50%, 01/01/41	190,739	209,042
Pool# AL0791 4.00%, 02/01/41	926,133	1,001,720
Pool# AE0984 4.50%, 02/01/41	45,145	49,484
Pool# AL5782 5.50%, 03/01/41	863,576	973,294
Pool# AH4038 4.50%, 04/01/41	929,195	1,026,871
Pool# AH9471 4.50%, 04/01/41	787,038	865,466
Pool# AI0213 4.50%, 04/01/41	387,054	423,202
Pool# AI1193 4.50%, 04/01/41	188,575	206,634
Pool# AL0065 4.50%, 04/01/41	1,720,681	1,885,464
Pool# AI0706 5.00%, 04/01/41	513,398	572,239
Pool# AI2468 4.50%, 05/01/41	1,523,319	1,670,377
Pool# AB3193 4.50%, 06/01/41	406,825	445,727
Pool# AI3506 4.50%, 06/01/41	64,650	71,477
Pool# AI4211 4.50%, 06/01/41	939,984	1,030,328
Pool# AL0462 5.00%, 07/01/41	30,894	34,371
Pool# AI8193 4.50%, 08/01/41	1,491,745	1,634,515
Pool# AI8194 4.50%, 08/01/41	1,487,940	1,630,242
Pool# 890603 5.00%, 08/01/41	35,592	39,530
Pool# AB3505 4.00%, 09/01/41	2,923,519	3,162,168
Pool# AJ1230 4.50%, 09/01/41	918,935	1,006,944

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AJ1414 4.50%, 09/01/41	$926,050	$1,014,087
Pool# AJ1416 4.50%, 09/01/41	1,318,122	1,444,705
Pool# AJ0473 5.00%, 09/01/41	478,165	532,645
Pool# AL1319 4.50%, 10/01/41	349,947	383,479
Pool# AJ5269 4.00%, 11/01/41	5,039,858	5,410,687
Pool# AL1431 4.50%, 11/01/41	3,429,064	3,760,275
Pool# AL1547 4.50%, 11/01/41	240,909	264,012
Pool# AB4102 3.50%, 12/01/41	540,268	568,062
Pool# AJ9278 3.50%, 12/01/41	1,456,372	1,531,976
Pool# AJ7686 4.00%, 12/01/41	5,788,521	6,263,040
Pool# AX5302 4.00%, 01/01/42	1,411,319	1,509,703
Pool# AL1354 4.50%, 01/01/42	3,054,704	3,348,222
Pool# AL4300 4.50%, 01/01/42	753,025	823,831
Pool# AJ6790 4.50%, 02/01/42	749,350	817,480
Pool# AK5699 3.50%, 03/01/42	1,270,474	1,336,231
Pool# AK4520 4.00%, 03/01/42	715,037	768,129
Pool# AK6743 4.00%, 03/01/42	272,179	291,740
Pool# AK6568 3.50%, 04/01/42	2,050,199	2,156,603
Pool# AK6846 3.50%, 04/01/42	1,468,955	1,544,399
Pool# AK9393 3.50%, 04/01/42	1,312,016	1,379,704
Pool# AL4029 4.50%, 04/01/42	711,132	778,610
Pool# AB7733 3.00%, 01/01/43	1,290,714	1,322,788
Pool# AL3714 3.50%, 01/01/43	2,340,297	2,461,077
Pool# AQ9328 3.50%, 01/01/43	374,290	394,522
Pool# AB8931 3.00%, 04/01/43	1,922,747	1,969,885
Pool# AB9046 3.50%, 04/01/43	2,174,935	2,297,599
Pool# AT1001 3.50%, 04/01/43	911,791	964,698
Pool# AT2021 3.50%, 04/01/43	1,871,381	1,972,549
Pool# AT5993 3.00%, 05/01/43	2,004,894	2,054,048
Pool# AB9374 3.50%, 05/01/43	885,695	935,221
Pool# AS0044 3.00%, 07/01/43	1,144,914	1,172,402
Pool# AB9864 3.50%, 07/01/43	784,151	828,483
Pool# AU3735 3.00%, 08/01/43	473,389	484,716
Pool# AS0210 3.50%, 08/01/43	2,298,110	2,427,890
Pool# AS0212 3.50%, 08/01/43	3,244,775	3,419,939
Pool# AU0949 3.50%, 08/01/43	1,616,220	1,714,590
Pool# AU3742 3.50%, 08/01/43	1,357,512	1,430,900
Pool# AS0225 4.00%, 08/01/43	5,148,371	5,549,781
Pool# AS0263 5.00%, 08/01/43	53,774	59,759
Pool# AS0358 4.00%, 09/01/43	867,598	938,335
Pool# AS0531 4.00%, 09/01/43	1,137,152	1,229,866
Pool# AU6857 4.00%, 09/01/43	1,685,790	1,828,418
Pool# AL4069
Pool# AS0560 4.50%, 09/01/43	99,619	108,721
Pool# AS0563 4.50%, 09/01/43	455,329	496,296
Pool# AU4299 4.50%, 09/01/43	21,085	22,977
Pool# AU5665 4.50%, 09/01/43	481,553	527,491
Pool# MA1600 3.50%, 10/01/43	3,216,295	3,381,481
Pool# AU4386 4.00%, 10/01/43	706,892	762,357
Pool# AU6744 4.00%, 10/01/43	1,604,346	1,715,238
Pool# AU9029 4.00%, 10/01/43	1,997,744	2,160,629
Pool# AS0829 4.50%, 10/01/43	1,710,102	1,865,425
Pool# AU9522 4.50%, 10/01/43	697,036	761,038

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AS1042 4.00%, 11/01/43	$441,298	$475,783
Pool# AU5057 4.00%, 11/01/43	1,444,741	1,544,602
Pool# AV0691 4.00%, 12/01/43	482,092	521,399
Pool# AL4608 4.50%, 12/01/43	1,145,890	1,251,521
Pool# AS1380 4.50%, 12/01/43	3,003,053	3,274,225
Pool# AV0663 4.50%, 12/01/43	498,803	545,886
Pool# AV0664 4.50%, 12/01/43	2,572,493	2,810,561
Pool# AS1559 4.00%, 01/01/44	2,879,469	3,105,406
Pool# AS1586 4.50%, 01/01/44	844,058	920,984
Pool# AL5946 5.00%, 01/01/44	1,282,517	1,424,438
Pool# AS1764 4.00%, 02/01/44	530,252	573,881
Pool# AV4126
Pool# AW1161 4.50%, 03/01/44	477,624	521,484
Pool# MA1885 5.00%, 03/01/44	126,018	140,201
Pool# AS2117 4.00%, 04/01/44	2,266,547	2,428,484
Pool# MA1888 4.00%, 05/01/44	780,450	834,395
Pool# AS2350 4.50%, 05/01/44	366,804	399,618
Pool# AS2358 4.50%, 05/01/44	575,265	626,718
Pool# AL5853 5.00%, 05/01/44	1,000,000	1,110,658
Pool# AW2478 4.50%, 06/01/44	738,442	817,228
Pool# AW3625 4.50%, 06/01/44	55,393	60,498
Pool# MA1926 4.50%, 06/01/44	1,621,657	1,779,007
Pool# AS2950 4.00%, 07/01/44	137,986	147,550
Pool# AL6272 4.50%, 07/01/44	993,957	1,093,726
Pool# AW8949 5.00%, 07/01/44	89,902	99,933
Pool# AL5674 4.50%, 08/01/44	1,461,658	1,596,713
Pool# AL6223 4.50%, 08/01/44	685,834	750,031
Pool# AS3467 4.00%, 10/01/44	191,224	204,493
Pool# AX0888 4.00%, 10/01/44	1,858,369	1,992,676
Pool# AX2491 4.00%, 10/01/44	1,475,661	1,579,432
Pool# AX2501 4.00%, 10/01/44	2,202,615	2,355,640
Pool# AX5921 5.00%, 10/01/44	883,438	986,445
Pool# AX2164 4.00%, 11/01/44	819,727	877,000
Pool# AX4873 4.00%, 12/01/44	1,723,748	1,848,663
Pool# AX8241 4.50%, 12/01/44	463,083	507,776
Pool# MA2129 4.50%, 12/01/44	234,370	256,326
Pool# MA2145 4.00%, 01/01/45	1,984,900	2,124,962
Federal National Mortgage Association Pool TBA
2.50%, 04/25/30	3,365,000	3,455,960
3.00%, 04/25/30	14,735,000	15,446,423
3.00%, 04/25/44	3,715,000	3,798,007
3.50%, 04/25/45	15,750,000	16,542,422
4.00%, 04/25/45	60,790,000	64,997,811
4.50%, 05/25/45	15,980,000	17,389,492
Government National Mortgage Association I Pool
Pool# 618988 6.00%, 06/15/34	30,935	35,276
Pool# 689575 6.50%, 07/15/38	33,189	38,181
Government National Mortgage Association II Pool TBA
3.50%, 04/15/45	3,675,000	3,866,933
4.00%, 04/15/45	6,880,000	7,330,156

Total U.S. Government Mortgage Backed Agencies (cost $466,416,578)		475,896,284

U.S. Government Sponsored & Agency Obligations 3.4%

	Principal Amount	Market Value
Federal Farm Credit Banks 1.46%, 11/19/19	2,785,000	2,746,793
Federal Home Loan Banks 0.13%, 04/14/15	4,100,000	4,099,992
0.25%, 01/12/16	25,000,000	24,967,700
5.50%, 07/15/36	7,610,000	10,669,928

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value
Federal National Mortgage Association 1.70%, 08/28/19	$2,655,000	$2,661,061
1.60%, 12/24/20	4,690,000	4,644,901
Tennessee Valley Authority 5.25%, 09/15/39	1,470,000	1,924,813
4.63%, 09/15/60	1,345,000	1,575,556

Total U.S. Government Sponsored & Agency Obligations (cost $52,550,202)		53,290,744

U.S. Treasury Bonds 9.2%

	Principal Amount	Market Value
U.S. Treasury Bonds 6.25%, 08/15/23	19,845,000	26,764,396
5.50%, 08/15/28	36,870,000	51,272,344
4.50%, 02/15/36	9,455,000	12,880,225
U.S. Treasury Inflation Indexed Bonds 2.00%, 01/15/26(e)	28,035,000	39,120,862
1.75%, 01/15/28(e)	7,275,000	9,498,626
3.88%, 04/15/29(e)	2,135,000	4,457,684

Total U.S. Treasury Bonds (cost $141,439,182)		143,994,137

U.S. Treasury Notes 13.5%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes, 1.13%, 01/15/21(e)	7,785,000	8,927,980
U.S. Treasury Notes 0.25%, 09/15/15	35,000,000	35,016,415
0.25%, 12/31/15	40,000,000	40,006,240
0.63%, 11/30/17	11,065,000	11,018,317
3.63%, 08/15/19	64,835,000	71,303,328
2.13%, 12/31/21	4,670,000	4,807,910
2.75%, 02/15/24	37,465,000	40,151,952

Total U.S. Treasury Notes (cost $210,064,863)		211,232,142

Mutual Fund 1.2%

	Shares	Market Value
Money Market Fund 1.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14%(f)	18,180,439	18,180,439

Total Mutual Fund (cost $18,180,439)		18,180,439

Total Investments (cost $1,648,356,486)(g) — 107.1%		1,676,814,233
Liabilities in excess of other assets — (7.1)%		(111,219,844)

NET ASSETS — 100.0%		$1,565,594,389

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2015. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2015 was $97,664,448 which represents 6.24% of net assets.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2015. The maturity date reflects the next call date.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2015.
(e)	Principal amounts are not adjusted for inflation.
(f)	Represents 7-day effective yield as of March 31, 2015.
(g)	At March 31, 2015, the tax basis cost of the Fund’s investments was $1,650,115,673, tax unrealized appreciation and depreciation were $38,196,280 and $(11,497,720), respectively.
†	Amount rounds to less than 0.1%.

AS	Stock Corporation
BV	Private Limited Liability Company
IO	Interest Only
LLC	Limited Liability Company
LP	Limited Partnership

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Ltd.	Limited
NA	National Association
OJSC	Open Joint Stock Company
PLC	Public Limited Company
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SA de CV	Public Traded Company with Variable Capital
SAB de CV	Public Traded Company
SpA	Limited Share Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

25

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

At March 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
303	90 Day Bank Bill Future	12/16/15	$224,623,028	$141,170
77	90 Day Eurodollar	12/19/16	18,979,538	8,355
160	90 Day Euroyen	06/15/15	33,296,369	(3,697)
164	U.S. Treasury 5 Year Note	06/30/15	19,714,594	216,654
42	U.S. Treasury Long Bond	06/19/15	6,882,750	44,665

			$303,496,279	$407,147

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(311)	EURO FX CURR Future	06/15/15	$41,806,175	$853,196
(186)	EURO-BUXL Future	06/08/15	35,231,383	(1,463,292)
(50)	EURO-OAT Future	06/08/15	8,389,638	(111,057)
(341)	Mexican Peso Future	06/15/15	11,131,945	116,353
(316)	New Zealand Dollar Future	06/15/15	23,481,960	267,402
(342)	South African Rand Future	06/15/15	13,906,575	353,855
(865)	U.S. Treasury 10 Year Note	06/19/15	111,503,906	(2,126,405)
(114)	U.S. Treasury 2 Year Note	06/30/15	24,983,813	(82,412)
(106)	U.S. Treasury Ultra Bond	06/19/15	18,006,750	(515,612)

			$288,442,145	$(2,707,972)

At March 31, 2015, the Fund had $6,325,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$61,848,309	$—	$61,848,309
Commercial Mortgage Backed Securities	—	121,984,407	—	121,984,407
Corporate Bonds	—	471,180,293	—	471,180,293
Futures Contracts	2,001,650	—	—	2,001,650
Mutual Fund	18,180,439	—	—	18,180,439
Sovereign Bonds	—	119,207,478	—	119,207,478
U.S. Government Mortgage Backed Agencies	—	475,896,284	—	475,896,284
U.S. Government Sponsored & Agency Obligations	—	53,290,744	—	53,290,744
U.S. Treasury Bonds	—	143,994,137	—	143,994,137
U.S. Treasury Notes	—	211,232,142	—	211,232,142

Total Assets	$20,182,089	$1,658,633,794	$—	$1,678,815,883

Liabilities:
Futures Contracts	(4,302,475)	—	—	(4,302,475)
Total Liabilities	$(4,302,475)	$—	$—	$(4,302,475)

Total	$15,879,614	$1,658,633,794	$—	$1,674,513,408

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

27

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015. Please see below for information on the Fund’s policy regarding objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts ("futures contracts") to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015:

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2015

Assets:		Fair Value
Futures - Equity contracts	Unrealized appreciation from futures contracts	$2,001,650

Total		$2,001,650

Liabilities:
Futures - Equity contracts	Unrealized depreciation from futures contracts	$(4,302,475)

Total		$(4,302,475)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Developing Markets Fund

Common Stocks 89.9%

	Shares	Market Value
BRAZIL 2.0%

Aerospace & Defense 0.7%
Embraer SA, ADR	14,330	$440,647

Airlines 0.2%
Gol Linhas Aereas Inteligentes SA, ADR*	42,844	104,111

Diversified Financial Services 0.2%
Grupo BTG Pactual	17,500	139,987

Media 0.4%
Multiplus SA	23,100	236,823

Water Utilities 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo	56,200	311,855

		1,233,423

CHILE 0.4%

Banks 0.4%
Banco Santander Chile, ADR	12,069	261,656

CHINA 19.2%

Air Freight & Logistics 0.8%
Sinotrans Ltd., H Shares	877,000	504,127

Automobiles 0.5%
Great Wall Motor Co., Ltd., H Shares	39,500	278,461

Banks 2.8%
China Construction Bank Corp., H Shares	2,104,000	1,746,293

Communications Equipment 0.4%
BYD Electronic International Co., Ltd.	171,500	216,631

Health Care Providers & Services 0.9%
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	200,700	534,180

Internet Software & Services 6.3%
Alibaba Group Holding Ltd., ADR*	13,002	1,082,286
Tencent Holdings Ltd.	152,100	2,888,366

		3,970,652

Life Sciences Tools & Services 1.0%
WuXi PharmaTech Cayman Inc., ADR*	15,630	606,131

Machinery 0.8%
CSR Corp., Ltd., H Shares(a)	391,000	516,448

Oil, Gas & Consumable Fuels 2.3%
CNOOC Ltd.	989,000	1,395,801

Pharmaceuticals 0.8%
Sihuan Pharmaceutical Holdings Group Ltd.(a)	874,000	497,164

Technology Hardware, Storage & Peripherals 1.9%
Lenovo Group Ltd.	792,000	1,154,109

Textiles, Apparel & Luxury Goods 0.7%
Anta Sports Products Ltd.	227,000	415,195

		11,835,192

COLOMBIA 0.9%

Banks 0.9%
Bancolombia SA, ADR	8,090	318,180
Grupo Aval Acciones y Valores, ADR	22,970	206,041

		524,221

HONG KONG 7.5%

Construction & Engineering 0.6%
China Singyes Solar Technologies Holdings Ltd.*	278,000	379,587

Electronic Equipment, Instruments & Components 0.8%
PAX Global Technology Ltd.*	490,000	512,474

Household Durables 1.1%
Haier Electronics Group Co., Ltd.	254,000	664,870

Independent Power and Renewable Electricity Producers 0.6%
China Resources Power Holdings Co., Ltd.	156,000	391,230

Real Estate Management & Development 1.1%
China Overseas Land & Investment Ltd.	212,000	684,632

Transportation Infrastructure 0.5%
COSCO Pacific Ltd.	239,846	314,173

Wireless Telecommunication Services 2.8%
China Mobile Ltd.	128,500	1,674,663

		4,621,629

INDIA 12.5%

Automobiles 2.9%
Maruti Suzuki India Ltd.	11,637	722,042
Tata Motors Ltd.	128,790	1,124,068

		1,846,110

Banks 2.0%
Bank of Baroda	239,950	635,014
State Bank of India	141,910	606,208

		1,241,222

Chemicals 0.8%
UPL Ltd.	69,060	487,906

Construction Materials 0.8%
Grasim Industries Ltd.	770	48,632
Grasim Industries Ltd., GDR	7,580	438,748

		487,380

Information Technology Services 1.7%
HCL Technologies Ltd.	67,422	1,053,247

Oil, Gas & Consumable Fuels 1.8%
Coal India Ltd.	95,810	554,901
Oil & Natural Gas Corp., Ltd.	106,838	522,962

		1,077,863

Pharmaceuticals 1.2%
Aurobindo Pharma Ltd.	37,862	739,733

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Developing Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
INDIA (continued)

Wireless Telecommunication Services 1.3%
Bharti Infratel Ltd.	126,673	$778,818

		7,712,279

INDONESIA 1.7%

Banks 1.7%
Bank Negara Indonesia Persero Tbk PT	1,899,100	1,048,461

MEXICO 2.6%

Beverages 1.1%
Arca Continental SAB de CV*	106,800	655,987

Food & Staples Retailing 1.5%
Wal-Mart de Mexico SAB de CV	383,500	958,153

		1,614,140

PERU 1.1%

Banks 1.1%
Credicorp Ltd.	4,648	653,648

PHILIPPINES 2.8%

Banks 2.0%
Metropolitan Bank & Trust Co.	545,758	1,188,947

Food Products 0.8%
Universal Robina Corp.	102,460	517,551

		1,706,498

POLAND 1.8%

Electric Utilities 0.5%
Energa SA	50,310	330,064

Metals & Mining 1.3%
KGHM Polska Miedz SA	23,847	753,664

		1,083,728

RUSSIA 3.9%

Banks 0.7%
Sberbank of Russia, ADR	95,050	415,369

Metals & Mining 1.4%
MMC Norilsk Nickel OJSC, ADR	50,110	889,453

Oil, Gas & Consumable Fuels 1.8%
Lukoil OAO, ADR	16,470	756,466
Rosneft OAO, GDR Reg. S	79,920	342,830

		1,099,296

		2,404,118

SOUTH AFRICA 4.3%

Banks 0.3%
Barclays Africa Group Ltd.	12,059	183,782

Food Products 0.7%
Tiger Brands Ltd.	16,981	427,284

Health Care Providers & Services 1.3%
Mediclinic International Ltd.	76,806	771,112

Industrial Conglomerates 1.3%
Bidvest Group Ltd. (The)	30,688	830,113

Specialty Retail 0.7%
Foschini Group Ltd. (The)	30,435	452,505

		2,664,796

SOUTH KOREA 11.8%

Banks 2.0%
DGB Financial Group, Inc.	38,780	422,639
Hana Financial Group, Inc.	30,956	800,754

		1,223,393

Commercial Services & Supplies 1.0%
S-1 Corp.	8,359	631,556

Electric Utilities 1.5%
Korea Electric Power Corp.	23,014	948,400

Electronic Equipment, Instruments & Components 0.7%
LG Display Co., Ltd.	14,356	406,274

Technology Hardware, Storage & Peripherals 5.2%
Samsung Electronics Co., Ltd.	2,481	3,217,245

Wireless Telecommunication Services 1.4%
SK Telecom Co., Ltd.	3,505	862,463

		7,289,331

TAIWAN 9.4%

Banks 0.8%
CTBC Financial Holding Co., Ltd.	746,000	495,171

Diversified Financial Services 1.5%
Fubon Financial Holding Co., Ltd.	525,300	941,622

Insurance 1.5%
China Life Insurance Co., Ltd.	1,036,834	903,282

Semiconductors & Semiconductor Equipment 3.0%
Advanced Semiconductor Engineering, Inc.	704,000	953,310
Novatek Microelectronics Corp.	76,000	392,231
Siliconware Precision Industries Co., Ltd.	293,000	485,463

		1,831,004

Technology Hardware, Storage & Peripherals 1.6%
Pegatron Corp.	375,000	1,011,767

Textiles, Apparel & Luxury Goods 1.0%
Eclat Textile Co., Ltd.	48,000	628,980

		5,811,826

THAILAND 4.1%

Beverages 0.7%
Thai Beverage PCL	723,000	402,532

Chemicals 0.5%
PTT Global Chemical PCL	174,020	279,346

Diversified Financial Services 0.6%
Jasmine Broadband Internet Infrastructure Fund, Class F*	1,313,400	371,336

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Developing Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
THAILAND (continued)

Diversified Telecommunication Services 0.4%
Jasmine International PCL	1,369,171	$241,775

Food Products 0.5%
Thai Union Frozen Products PCL*	545,200	336,424

Oil, Gas & Consumable Fuels 0.7%
PTT PCL	48,800	484,089

Wireless Telecommunication Services 0.7%
Advanced Info Service PCL	55,370	402,391

		2,517,893

TURKEY 3.3%

Banks 1.4%
Turkiye Halk Bankasi A/S	176,804	870,661

Oil, Gas & Consumable Fuels 1.0%
Tupras Turkiye Petrol Rafinerileri A/S	25,764	610,391

Real Estate Investment Trusts (REITs) 0.9%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	479,300	542,533

		2,023,585

UNITED ARAB EMIRATES 0.6%

Real Estate Management & Development 0.6%
Emaar Properties PJSC	200,212	358,255

Total Common Stocks (cost $54,279,787)		55,364,679

Preferred Stocks 4.0%

	Shares	Market Value
BRAZIL 4.0%

Banks 2.8%
Banco Bradesco SA - Preference Shares	65,560	609,474
Banco do Estado do Rio Grande do Sul SA - Preference Shares, Class B	50,800	175,087
Itau Unibanco Holding SA - Preference Shares	85,420	945,052

		1,729,613

Food & Staples Retailing 1.2%
Cia Brasileira de Distribuicao - Preference Shares	23,900	717,026

Total Preferred Stocks (cost $3,454,821)		2,446,639

Exchange Traded Fund 4.8%

	Shares	Market Value
UNITED STATES 4.8%
iShares MSCI Emerging Markets ETF	73,787	$2,961,072

Total Exchange Traded Fund (cost $2,979,794)		2,961,072

Total Investments (cost $60,714,402)(b) — 98.7%		60,772,390
Other assets in excess of liabilities — 1.3%		795,109

NET ASSETS — 100.0%		$61,567,499

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	At March 31, 2015, the tax basis cost of the Fund’s investments was $61,123,386, tax unrealized appreciation and depreciation were $5,460,091 and $(5,811,087), respectively.

ADR	American Depositary Receipt
A/S	Minimum Capital Public Traded Company
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Ltd.	Limited
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Developing Markets Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$440,647	$—	$—	$440,647
Air Freight & Logistics	—	504,127	—	504,127
Airlines	104,111	—	—	104,111
Automobiles	—	2,124,571	—	2,124,571
Banks	1,854,894	7,997,930	—	9,852,824
Beverages	655,987	402,532	—	1,058,519
Chemicals	279,346	487,906	—	767,252
Commercial Services & Supplies	—	631,556	—	631,556
Communications Equipment	—	216,631	—	216,631
Construction & Engineering	—	379,587	—	379,587
Construction Materials	—	487,380	—	487,380
Diversified Financial Services	511,323	941,622	—	1,452,945
Diversified Telecommunication Services	241,775	—	—	241,775
Electric Utilities	—	1,278,464	—	1,278,464
Electronic Equipment, Instruments & Components	—	918,748	—	918,748
Food & Staples Retailing	958,153	—	—	958,153
Food Products	336,424	944,835	—	1,281,259
Health Care Providers & Services	—	1,305,292	—	1,305,292
Household Durables	—	664,870	—	664,870

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Developing Markets Fund (Continued)

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Independent Power and Renewable Electricity Producers	$—	$391,230	$—	$391,230
Industrial Conglomerates	—	830,113	—	830,113
Information Technology Services	—	1,053,247	—	1,053,247
Insurance	—	903,282	—	903,282
Internet Software & Services	1,082,286	2,888,366	—	3,970,652
Life Sciences Tools & Services	606,131	—	—	606,131
Machinery	—	516,448	—	516,448
Media	236,823	—	—	236,823
Metals & Mining	889,453	753,664	—	1,643,117
Oil, Gas & Consumable Fuels	1,240,555	3,426,885	—	4,667,440
Pharmaceuticals	—	1,236,897	—	1,236,897
Real Estate Investment Trusts (REITs)	—	542,533	—	542,533
Real Estate Management & Development	—	1,042,887	—	1,042,887
Semiconductors & Semiconductor Equipment	—	1,831,004	—	1,831,004
Specialty Retail	—	452,505	—	452,505
Technology Hardware, Storage & Peripherals	—	5,383,121	—	5,383,121
Textiles, Apparel & Luxury Goods	415,195	628,980	—	1,044,175
Transportation Infrastructure	—	314,173	—	314,173
Water Utilities	311,855	—	—	311,855
Wireless Telecommunication Services	402,391	3,315,944	—	3,718,335

Total Common Stocks	$10,567,349	$44,797,330	$—	$55,364,679

Exchange Traded Fund	2,961,072	—	—	2,961,072
Preferred Stocks	2,446,639	—	—	2,446,639

Total	$15,975,060	$44,797,330	$—	$60,772,390

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

(a)	During the period ended March 31, 2015, there was one transfer of common stock investment from Level 1 to Level 2 with a market value of $755,268 and there were five transfers of common stock investments from Level 2 to Level 1 with a market value of $2,451,875. As of March 31, 2015, the market value of these common stock investments were $516,448 and $1,822,796, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 91.9%

	Shares	Market Value
BRAZIL 2.1%

Aerospace & Defense 0.8%
Embraer SA, ADR	29,220	$898,515

Airlines 0.2%
Gol Linhas Aereas Inteligentes SA, ADR*	90,646	220,270

Diversified Financial Services 0.2%
Grupo BTG Pactual	36,000	287,973

Media 0.4%
Multiplus SA	47,900	491,074

Water Utilities 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo	122,400	679,201

		2,577,033

CHILE 0.5%

Banks 0.5%
Banco Santander Chile, ADR	25,716	557,523

CHINA 19.6%

Air Freight & Logistics 0.8%
Sinotrans Ltd., H Shares	1,788,000	1,027,798

Automobiles 0.5%
Great Wall Motor Co., Ltd., H Shares	80,500	567,496

Banks 2.9%
China Construction Bank Corp., H Shares	4,321,000	3,586,375

Communications Equipment 0.4%
BYD Electronic International Co., Ltd.	353,500	446,524

Health Care Providers & Services 0.9%
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	427,300	1,137,295

Internet Software & Services 6.4%
Alibaba Group Holding Ltd., ADR*	26,569	2,211,604
Tencent Holdings Ltd.	307,600	5,841,298

		8,052,902

Life Sciences Tools & Services 1.1%
WuXi PharmaTech Cayman Inc., ADR*	33,970	1,317,357

Machinery 0.9%
CSR Corp., Ltd., H Shares(a)	797,000	1,052,708

Oil, Gas & Consumable Fuels 2.3%
CNOOC Ltd.	2,038,000	2,876,281

Pharmaceuticals 0.8%
Sihuan Pharmaceutical Holdings Group Ltd.(a)	1,762,000	1,002,292

Technology Hardware, Storage & Peripherals 1.9%
Lenovo Group Ltd.	1,656,000	2,413,138

Textiles, Apparel & Luxury Goods 0.7%
Anta Sports Products Ltd.	484,000	885,261

		24,365,427

COLOMBIA 0.9%

Banks 0.9%
Bancolombia SA, ADR	16,620	653,664
Grupo Aval Acciones y Valores, ADR	49,140	440,786

		1,094,450

HONG KONG 7.6%

Construction & Engineering 0.6%
China Singyes Solar Technologies Holdings Ltd.*	567,000	774,195

Electronic Equipment, Instruments & Components 0.8%
PAX Global Technology Ltd.*	990,000	1,035,406

Household Durables 1.1%
Haier Electronics Group Co., Ltd.	530,000	1,387,327

Independent Power and Renewable Electricity Producers 0.6%
China Resources Power Holdings Co., Ltd.	316,000	792,492

Real Estate Management & Development 1.1%
China Overseas Land & Investment Ltd.	416,000	1,343,429

Transportation Infrastructure 0.5%
COSCO Pacific Ltd.	511,288	669,733

Wireless Telecommunication Services 2.9%
China Mobile Ltd.	262,500	3,421,003

		9,423,585

INDIA 12.9%

Automobiles 3.1%
Maruti Suzuki India Ltd.	23,718	1,471,634
Tata Motors Ltd.	272,140	2,375,216

		3,846,850

Banks 2.1%
Bank of Baroda	513,350	1,358,552
State Bank of India	292,710	1,250,391

		2,608,943

Chemicals 0.8%
UPL Ltd.	140,370	991,708

Construction Materials 0.8%
Grasim Industries Ltd.	1,690	106,737
Grasim Industries Ltd., GDR	15,360	889,074

		995,811

Information Technology Services 1.8%
HCL Technologies Ltd.	140,080	2,188,289

Oil, Gas & Consumable Fuels 1.8%
Coal India Ltd.	199,070	1,152,950
Oil & Natural Gas Corp., Ltd.	218,318	1,068,646

		2,221,596

Pharmaceuticals 1.2%
Aurobindo Pharma Ltd.	77,166	1,507,639

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
INDIA (continued)

Wireless Telecommunication Services 1.3%
Bharti Infratel Ltd.	258,245	$1,587,756

		15,948,592

INDONESIA 1.7%

Banks 1.7%
Bank Negara Indonesia Persero Tbk PT	3,863,100	2,132,751

MEXICO 2.6%

Beverages 1.1%
Arca Continental SAB de CV*	216,600	1,330,400

Food & Staples Retailing 1.5%
Wal-Mart de Mexico SAB de CV	779,900	1,948,536

		3,278,936

PERU 1.1%

Banks 1.1%
Credicorp Ltd.	9,499	1,335,844

PHILIPPINES 2.9%

Banks 2.1%
Metropolitan Bank & Trust Co.	1,153,363	2,512,631

Food Products 0.8%
Universal Robina Corp.	206,880	1,045,001

		3,557,632

POLAND 1.8%

Electric Utilities 0.6%
Energa SA	109,320	717,206

Metals & Mining 1.2%
KGHM Polska Miedz SA	48,705	1,539,279

		2,256,485

RUSSIA 4.0%

Banks 0.7%
Sberbank of Russia, ADR	198,729	868,446

Metals & Mining 1.5%
MMC Norilsk Nickel OJSC, ADR	102,352	1,816,748

Oil, Gas & Consumable Fuels 1.8%
Lukoil OAO, ADR	34,320	1,576,317
Rosneft OAO, GDR Reg. S	166,560	714,486

		2,290,803

		4,975,997

SOUTH AFRICA 4.4%

Banks 0.3%
Barclays Africa Group Ltd.	24,377	371,511

Food Products 0.7%
Tiger Brands Ltd.	34,860	877,164

Health Care Providers & Services 1.3%
Mediclinic International Ltd.	156,869	1,574,924

Industrial Conglomerates 1.4%
Bidvest Group Ltd. (The)	64,525	1,745,404

Specialty Retail 0.7%
Foschini Group Ltd. (The)	62,160	924,191

		5,493,194

SOUTH KOREA 12.0%

Banks 2.0%
DGB Financial Group, Inc.	76,360	832,199
Hana Financial Group, Inc.	63,323	1,638,009

		2,470,208

Commercial Services & Supplies 1.0%
S-1 Corp.	17,041	1,287,516

Electric Utilities 1.6%
Korea Electric Power Corp.	46,815	1,929,232

Electronic Equipment, Instruments & Components 0.7%
LG Display Co., Ltd.	29,246	827,660

Technology Hardware, Storage & Peripherals 5.3%
Samsung Electronics Co., Ltd.	5,103	6,617,333

Wireless Telecommunication Services 1.4%
SK Telecom Co., Ltd.	7,148	1,758,883

		14,890,832

TAIWAN 9.7%

Banks 0.8%
CTBC Financial Holding Co., Ltd.	1,518,000	1,007,599

Diversified Financial Services 1.6%
Fubon Financial Holding Co., Ltd.	1,104,700	1,980,221

Insurance 1.5%
China Life Insurance Co., Ltd.	2,165,834	1,886,859

Semiconductors & Semiconductor Equipment 3.1%
Advanced Semiconductor Engineering, Inc.	1,436,000	1,944,536
Novatek Microelectronics Corp.	155,000	799,944
Siliconware Precision Industries Co., Ltd.	597,000	989,152

		3,733,632

Technology Hardware, Storage & Peripherals 1.7%
Pegatron Corp.	765,000	2,064,004

Textiles, Apparel & Luxury Goods 1.0%
Eclat Textile Co., Ltd.	98,000	1,284,168

		11,956,483

THAILAND 4.2%

Beverages 0.7%
Thai Beverage PCL	1,468,000	817,313

Chemicals 0.5%
PTT Global Chemical PCL	360,536	578,750

Diversified Financial Services 0.6%
Jasmine Broadband Internet Infrastructure Fund, Class F*	2,684,200	758,901

Diversified Telecommunication Services 0.4%
Jasmine International PCL	2,856,416	504,400

Food Products 0.6%
Thai Union Frozen Products PCL*	1,125,200	694,322

Oil, Gas & Consumable Fuels 0.7%
PTT PCL	103,000	1,021,744

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
THAILAND (continued)

Wireless Telecommunication Services 0.7%
Advanced Info Service PCL	112,950	$820,844

		5,196,274

TURKEY 3.3%

Banks 1.4%
Turkiye Halk Bankasi A/S	359,618	1,770,917

Oil, Gas & Consumable Fuels 1.0%
Tupras Turkiye Petrol Rafinerileri A/S	52,099	1,234,311

Real Estate Investment Trusts (REITs) 0.9%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	954,440	1,080,357

		4,085,585

UNITED ARAB EMIRATES 0.6%

Real Estate Management & Development 0.6%
Emaar Properties PJSC	407,598	729,347

Total Common Stocks (cost $111,499,517)		113,855,970

Preferred Stocks 4.1%

BRAZIL 4.1%

Banks 2.9%
Banco Bradesco SA - Preference Shares	132,600	1,232,706
Banco do Estado do Rio Grande do Sul SA - Preference Shares, Class B	100,400	346,039
Itau Unibanco Holding SA - Preference Shares	176,518	1,952,922

		3,531,667

Food & Staples Retailing 1.2%
Cia Brasileira de Distribuicao - Preference Shares	50,100	1,503,055

Total Preferred Stocks (cost $7,102,834)		5,034,722

Exchange Traded Fund 4.0%

	Shares	Market Value

UNITED STATES 4.0%
iShares MSCI Emerging Markets ETF	122,153	$4,902,000

Total Exchange Traded Fund (cost $4,881,223)		4,902,000

Total Investments (cost $123,483,574)(b) — 100.0%		123,792,692
Liabilities in excess of other assets — 0.0%†		(36,777)

NET ASSETS — 100.0%		$123,755,915

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	At March 31, 2015, the tax basis cost of the Fund’s investments was $124,212,060, tax unrealized appreciation and depreciation were $11,621,394 and $(12,040,762), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
A/S	Minimum Capital Public Traded Company
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Ltd.	Limited
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Emerging Markets Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$898,515	$—	$—	$898,515
Air Freight & Logistics	—	1,027,798	—	1,027,798
Airlines	220,270	—	—	220,270
Automobiles	—	4,414,346	—	4,414,346
Banks	3,856,263	16,460,935	—	20,317,198
Beverages	1,330,400	817,313	—	2,147,713
Chemicals	578,750	991,708	—	1,570,458
Commercial Services & Supplies	—	1,287,516	—	1,287,516
Communications Equipment	—	446,524	—	446,524
Construction & Engineering	—	774,195	—	774,195
Construction Materials	—	995,811	—	995,811
Diversified Financial Services	1,046,874	1,980,221	—	3,027,095
Diversified Telecommunication Services	504,400	—	—	504,400
Electric Utilities	—	2,646,438	—	2,646,438
Electronic Equipment, Instruments & Components	—	1,863,066	—	1,863,066
Food & Staples Retailing	1,948,536	—	—	1,948,536
Food Products	694,322	1,922,165	—	2,616,487
Health Care Providers & Services	—	2,712,219	—	2,712,219
Household Durables	—	1,387,327	—	1,387,327

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Emerging Markets Fund (Continued)

	Level(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Independent Power and Renewable Electricity Producers	$—	$792,492	$—	$792,492
Industrial Conglomerates	—	1,745,404	—	1,745,404
Information Technology Services	—	2,188,289	—	2,188,289
Insurance	—	1,886,859	—	1,886,859
Internet Software & Services	2,211,604	5,841,298	—	8,052,902
Life Sciences Tools & Services	1,317,357	—	—	1,317,357
Machinery	—	1,052,708	—	1,052,708
Media	491,074	—	—	491,074
Metals & Mining	1,816,748	1,539,279	—	3,356,027
Oil, Gas & Consumable Fuels	2,598,061	7,046,674	—	9,644,735
Pharmaceuticals	—	2,509,931	—	2,509,931
Real Estate Investment Trusts (REITs)	—	1,080,357	—	1,080,357
Real Estate Management & Development	—	2,072,776	—	2,072,776
Semiconductors & Semiconductor Equipment	—	3,733,632	—	3,733,632
Specialty Retail	—	924,191	—	924,191
Technology Hardware, Storage & Peripherals	—	11,094,475	—	11,094,475
Textiles, Apparel & Luxury Goods	885,261	1,284,168	—	2,169,429
Transportation Infrastructure	—	669,733	—	669,733
Water Utilities	679,201	—	—	679,201
Wireless Telecommunication Services	820,844	6,767,642	—	7,588,486

Total Common Stocks	$21,898,480	$91,957,490	$—	$113,855,970

Exchange Traded Fund	4,902,000	—	—	4,902,000
Preferred Stocks	5,034,722	—	—	5,034,722

Total	$31,835,202	$91,957,490	$—	$123,792,692

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

(a)	During the period ended March 31, 2015, there was one transfer of a common stock investment from Level 1 to Level 2 with a market value of $1,507,844 and there were five transfers of common stock investments from Level 2 to Level 1 with a market value of $5,156,258. As of March 31, 2015, the market value of these common stock investments were $1,052,708 and $3,810,999, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Flexible Fixed Income Fund

Mutual Funds 95.4%

	Shares	Market Value
Commodity 6.8%
PIMCO Variable Insurance Trust - CommodityRealReturn Strategy Portfolio, Institutional Class(a)	23,466	$103,016

Total Commodity (cost $138,488)		103,016

Fixed Income Funds 88.6%
Eaton Vance VT Floating-Rate Income Fund, ADV Class	16,379	151,996
Federated NVIT High Income Bond Fund, Class Y(b)	44,500	303,937
Nationwide Core Plus Bond Fund, Institutional Class(b)	7,346	76,178
Nationwide High Yield Bond Fund, Institutional Class(b)	17,272	106,741
NVIT Bond Index Fund, Class Y(b)	25,192	273,841
NVIT Core Bond Fund, Class Y(b)	19,146	213,090
NVIT Multi Sector Bond Fund, Class Y(b)	14,823	136,816
NVIT Short Term Bond Fund, Class Y(b)	7,243	75,907

Total Fixed Income Funds (cost $1,355,407)		1,338,506

Total Mutual Funds (cost $1,493,895)		1,441,522

Exchange Traded Fund 5.0%

	Shares	Market Value
Fixed Income Fund 5.0%
iShares JP Morgan USD Emerging Markets Bond ETF	678	76,017

Total Exchange Traded Fund (cost $77,871)		76,017

Total Investments (cost $1,571,766)(c) — 100.4%		1,517,539
Liabilities in excess of other assets — (0.4)%		(5,870)

NET ASSETS — 100.0%		$1,511,669

(a)	Fair valued security.
(b)	Investment in affiliate.
(c)	At March 31, 2015, the tax basis cost of the Fund’s investments was $1,575,679, tax unrealized appreciation and depreciation were $2,981 and $(61,121), respectively.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Flexible Fixed Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Flexible Moderate Growth Fund

Mutual Funds 100.3%

	Shares	Market Value
Alternative Assets 16.1%
Nationwide Portfolio Completion Fund, Institutional Class(a)	29,151	$276,639
Rydex Variable Trust - Managed Futures Strategy Fund, Class P*	1,795	40,406

Total Alternative Assets (cost $325,375)		317,045

Equity Funds 64.1%
Nationwide Global Equity Fund, Institutional Class(a)	6,058	97,346
Nationwide US Small Cap Value Fund, Institutional Class(a)	11,380	159,892
NVIT Emerging Markets Fund, Class Y(a)	7,085	77,937
NVIT International Index Fund, Class Y(a)	16,462	156,386
NVIT Mid Cap Index Fund, Class Y(a)	10,535	278,329
NVIT Real Estate Fund, Class Y(a)	15,977	140,118
NVIT S&P 500 Index Fund, Class Y(a)	24,466	353,284

Total Equity Funds (cost $1,274,808)		1,263,292

Fixed Income Funds 20.1%
Federated NVIT High Income Bond Fund, Class Y*(a)	14,546	99,352
NVIT Core Bond Fund, Class Y(a)	26,752	297,744

Total Fixed Income Funds (cost $400,216)		397,096

Total Mutual Funds (cost $2,000,399)		1,977,433

Total Investments (cost $2,000,399)(b) — 100.3%		1,977,433
Liabilities in excess of other assets — (0.3)%		(5,969)

NET ASSETS — 100.0%		$1,971,464

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2015, the tax basis cost of the Fund’s investments was $2,022,012, tax unrealized appreciation and depreciation were $25,677 and $(70,256), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Flexible Moderate Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 14.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 2468, Class TE, 5.50%, 07/15/17	$440,898	$458,546
Series 2517, Class BH, 5.50%, 10/15/17	878,519	920,106
Series 2509, Class LK, 5.50%, 10/15/17	1,260,684	1,316,052
Series 2985, Class JR, 4.50%, 06/15/25	8,659,487	9,388,850
Series 2922, Class GA, 5.50%, 05/15/34	2,321,591	2,507,065
Federal National Mortgage Association REMICS Series 2003-64, Class HQ, 5.00%, 07/25/23	3,393,068	3,682,222
Series 1993-149, Class M, 7.00%, 08/25/23	797,717	908,540
Series 2005-40, Class YG, 5.00%, 05/25/25	8,732,280	9,474,035
Series 2003-66, Class AP, 3.50%, 11/25/32	82,861	83,921
Series 2013-59, Class MX, 2.50%, 09/25/42	46,571,448	47,877,264

Total Collateralized Mortgage Obligations (cost $73,818,189)		76,616,601

U.S. Government Mortgage Backed Agencies 19.9%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 847558 2.86%, 06/01/35(a)	3,998,089	4,287,476
Pool# 1G2082 4.63%, 07/01/37(a)	169,595	173,438
Federal National Mortgage Association Pool
Pool# 383661 6.62%, 06/01/16	8,893,720	9,400,352
Pool# 462260 5.60%, 09/01/18	3,309,395	3,305,667
Pool# 874142 5.56%, 12/01/21	10,946,847	12,921,660
Pool# 932840 3.50%, 12/01/25	1,684,952	1,790,502
Pool# AB2514 3.50%, 03/01/26	3,036,453	3,224,726
Pool# AK8393 2.50%, 03/01/27	2,141,301	2,204,707
Pool# AV7733 3.50%, 01/01/29	6,188,481	6,643,050
Pool# 745684 2.26%, 04/01/34(a)	7,469,513	7,939,847
Pool# 790760 2.16%, 09/01/34(a)	2,512,181	2,687,048
Pool# 799144 1.79%, 04/01/35(a)	835,136	889,279
Pool# 822705 2.28%, 04/01/35(a)	884,716	942,457
Pool# 821377 2.09%, 05/01/35(a)	2,186,930	2,354,029
Pool# 815217 2.11%, 05/01/35(a)	1,601,488	1,703,666
Pool# 783609 2.37%, 05/01/35(a)	1,552,282	1,647,303
Pool# 826181 2.14%, 07/01/35(a)	4,425,111	4,720,346
Pool# 873932 6.31%, 08/01/36	7,485,591	8,830,025
Pool# 745866 2.25%, 09/01/36(a)	11,163,477	11,936,913
Government National Mortgage Association I Pool
Pool# 711052 3.50%, 12/15/24	101,431	107,764
Pool# 748484 3.50%, 08/15/25	547,007	581,625
Pool# 682492 3.50%, 10/15/25	1,725,554	1,838,468
Pool# 719433 3.50%, 10/15/25	921,776	983,236
Pool# 682497 3.50%, 11/15/25	1,512,075	1,614,695
Pool# 705178 3.50%, 11/15/25	540,247	574,956
Pool# 707690 3.50%, 11/15/25	434,173	461,281
Pool# 733504 3.50%, 11/15/25	1,895,870	2,024,748
Pool# 740930 3.50%, 11/15/25	658,650	701,508
Pool# 742371 3.50%, 11/15/25	623,552	664,127
Pool# 749618 3.50%, 11/15/25	1,932,734	2,064,340
Pool# 750403 3.50%, 11/15/25	384,608	410,742
Pool# 682502 3.50%, 12/15/25	1,222,815	1,304,518
Pool# 755650 3.50%, 12/15/25	6,005,818	6,414,274

Total U.S. Government Mortgage Backed Agencies (cost $100,429,166)		107,348,773

U.S. Government Sponsored & Agency Obligations 26.8%

	Principal Amount	Market Value
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17(b)	$25,000,000	27,118,250
Federal Home Loan Bank 1.63%, 06/14/19	15,000,000	15,188,085
Federal National Mortgage Association 6.09%, 09/27/27	10,000,000	13,671,520
Lightship Tankers III LLC 6.50%, 06/14/24	4,818,000	5,634,863
Private Export Funding Corp. 5.45%, 09/15/17	30,000,000	33,264,600
2.25%, 12/15/17	13,000,000	13,372,437
2.45%, 07/15/24	5,500,000	5,475,322

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Government Bond Fund (Continued)

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value
Tennessee Valley Authority 7.13%, 05/01/30	$20,721,000	$31,019,772
U.S. Department of Housing and Urban Development 7.08%, 08/01/16	10,000	10,111

Total U.S. Government Sponsored & Agency Obligations (cost $139,046,811)		144,754,960

U.S. Treasury Bonds 13.5%

	Principal Amount	Market Value
U.S. Treasury Bonds 2.88%, 05/15/43	21,000,000	22,374,849
3.75%, 11/15/43	14,175,000	17,707,679
U.S. Treasury Inflation Indexed Bonds 2.50%, 01/15/29(c)	16,000,000	22,246,836
0.63%, 02/15/43(c)	10,750,000	10,706,376

Total U.S. Treasury Bonds (cost $71,454,416)		73,035,740

U.S. Treasury Notes 25.0%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes 1.38%, 07/15/18(c)	10,500,000	12,178,044
0.13%, 01/15/23(c)	32,000,000	32,539,223
U.S. Treasury Notes 3.13%, 05/15/19	27,750,000	29,852,923
1.50%, 05/31/19	25,000,000	25,269,525
2.13%, 08/31/20	24,350,000	25,177,510
2.00%, 09/30/20	10,000,000	10,271,880

Total U.S. Treasury Notes (cost $136,117,332)		135,289,105

Total Investments (cost $520,865,914)(d) — 99.4%		537,045,179
Other assets in excess of liabilities — 0.6%		3,165,799

NET ASSETS — 100.0%		$540,210,978

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2015. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2015 was $27,118,250 which represents 5.02% of net assets.
(c)	Principal amounts are not adjusted for inflation.
(d)	At March 31, 2015, the tax basis cost of the Fund’s investments was $520,865,914, tax unrealized appreciation and depreciation were $21,143,438 and $(4,964,173), respectively.

LLC	Limited Liability Company
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Government Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 2 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2015 (Unaudited)

NVIT International Equity Fund

Common Stocks 98.0%

	Shares	Market Value
AUSTRALIA 4.6%

Airlines 0.2%
Qantas Airways Ltd.*	99,156	$235,189

Biotechnology 0.6%
CSL Ltd.	10,275	718,863

Diversified Telecommunication Services 1.4%
Telstra Corp., Ltd.	337,893	1,622,041

Metals & Mining 1.1%
BHP Billiton Ltd.	55,245	1,284,117

Oil, Gas & Consumable Fuels 0.4%
Woodside Petroleum Ltd.	16,161	423,401

Real Estate Investment Trusts (REITs) 0.9%
GPT Group (The)	287,371	998,141

		5,281,752

BELGIUM 0.6%

Media 0.6%
Telenet Group Holding NV*	13,449	740,037

BRAZIL 1.1%

Banks 0.2%
Itau Unibanco Holding SA - Preference Shares, ADR	19,242	212,817

Beverages 0.2%
Ambev SA, ADR	44,615	256,982

Diversified Consumer Services 0.1%
Estacio Participacoes SA	11,400	66,224

Insurance 0.6%
BB Seguridade Participacoes SA	67,300	691,651

		1,227,674

CANADA 6.2%

Auto Components 0.5%
Magna International, Inc.	10,882	581,754

Commercial Services & Supplies 0.2%
Transcontinental, Inc., Class A	15,596	215,491

Food & Staples Retailing 0.2%
Empire Co., Ltd., Class A	3,546	247,244

Media 0.2%
Cogeco Cable, Inc.	3,769	202,087

Oil, Gas & Consumable Fuels 1.4%
Canadian Natural Resources Ltd.	22,392	686,319
Imperial Oil Ltd.	13,758	549,103
Suncor Energy, Inc.	12,889	376,631

		1,612,053

Paper & Forest Products 0.8%
Canfor Corp.*	25,095	502,277
Interfor Corp.*	10,093	152,604
West Fraser Timber Co., Ltd.	5,679	290,552

		945,433

Road & Rail 2.4%
Canadian National Railway Co.	30,923	2,070,892
Canadian Pacific Railway Ltd.	4,133	756,735

		2,827,627

Software 0.5%
Constellation Software, Inc.	1,503	519,485

		7,151,174

CHINA 4.5%

Automobiles 0.1%
Great Wall Motor Co., Ltd., H Shares	19,500	137,468

Banks 2.9%
Agricultural Bank of China Ltd., H Shares	718,000	355,476
China Construction Bank Corp., H Shares	2,314,000	1,920,591
China Minsheng Banking Corp., Ltd., H Shares	857,900	1,046,198

		3,322,265

Electronic Equipment, Instruments & Components 0.4%
AAC Technologies Holdings, Inc.	77,500	478,457

Independent Power and Renewable Electricity Producers 0.3%
Huadian Power International Corp., Ltd., H Shares	360,000	300,311

Insurance 0.2%
New China Life Insurance Co., Ltd., H Shares	39,900	222,152

Life Sciences Tools & Services 0.2%
WuXi PharmaTech Cayman, Inc., ADR*	6,873	266,535

Real Estate Management & Development 0.2%
Evergrande Real Estate Group Ltd.(a)	415,000	209,192

Semiconductors & Semiconductor Equipment 0.2%
Xinyi Solar Holdings Ltd.	704,798	218,463

		5,154,843

DENMARK 3.3%

Commercial Services & Supplies 0.4%
ISS A/S*	14,020	441,909

Health Care Equipment & Supplies 0.2%
Coloplast A/S, Class B	3,586	270,905

Pharmaceuticals 2.7%
Novo Nordisk A/S, Class B	57,585	3,074,105

		3,786,919

EGYPT 0.2%

Banks 0.2%
Commercial International Bank Egypt SAE, GDR REG	25,642	180,388

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FAEROE ISLAND 0.2%

Food Products 0.2%
Bakkafrost P/F	10,231	$221,229

FINLAND 1.6%

Machinery 1.6%
Kone OYJ, Class B(a)	40,552	1,798,088

FRANCE 5.3%

Aerospace & Defense 0.6%
Airbus Group NV	11,270	732,673

Auto Components 0.9%
Valeo SA	7,248	1,081,077

Banks 1.1%
BNP Paribas SA	12,584	765,687
Societe Generale SA	9,401	453,899

		1,219,586

Electronic Equipment, Instruments & Components 0.4%
Ingenico	3,734	409,548

Insurance 1.0%
AXA SA	46,539	1,171,349

Oil, Gas & Consumable Fuels 1.3%
TOTAL SA	28,982	1,440,608

		6,054,841

GERMANY 5.4%

Auto Components 0.6%
Continental AG	2,800	659,390

Chemicals 1.1%
BASF SE	13,680	1,354,260

Electrical Equipment 0.2%
OSRAM Licht AG	4,624	228,902

Industrial Conglomerates 0.9%
Siemens AG REG	9,647	1,043,363

Insurance 1.0%
Allianz SE REG	6,758	1,173,302

Machinery 0.5%
KION Group AG	12,642	516,857

Semiconductors & Semiconductor Equipment 0.4%
Dialog Semiconductor PLC*	9,202	413,919

Textiles, Apparel & Luxury Goods 0.5%
HUGO BOSS AG	4,656	565,665

Thrifts & Mortgage Finance 0.2%
Aareal Bank AG	6,695	282,175

		6,237,833

HONG KONG 3.4%

Banks 0.3%
Hang Seng Bank Ltd.	20,300	367,407

Diversified Telecommunication Services 0.7%
China Unicom Hong Kong Ltd.	556,000	846,395

Industrial Conglomerates 0.3%
Hutchison Whampoa Ltd.	23,000	318,800

Pharmaceuticals 0.3%
Sino Biopharmaceutical Ltd.	308,000	311,598

Real Estate Investment Trusts (REITs) 0.7%
Link REIT (The)	126,500	780,402

Real Estate Management & Development 1.1%
Wharf Holdings Ltd. (The)	178,000	1,242,591

		3,867,193

INDIA 1.9%

Automobiles 1.2%
Tata Motors Ltd., ADR	30,593	1,378,521

Information Technology Services 0.7%
Infosys Ltd., ADR	23,153	812,207

		2,190,728

INDONESIA 1.0%

Banks 0.8%
Bank Negara Indonesia Persero Tbk PT	539,500	297,849
Bank Rakyat Indonesia Persero Tbk PT	528,500	536,065

		833,914

Diversified Telecommunication Services 0.2%
Telekomunikasi Indonesia Persero Tbk PT	1,207,500	266,249

		1,100,163

IRELAND 1.5%

Life Sciences Tools & Services 0.3%
ICON PLC*	5,646	398,212

Pharmaceuticals 1.2%
Shire PLC	16,897	1,347,082

		1,745,294

ITALY 1.4%

Oil, Gas & Consumable Fuels 1.4%
Eni SpA	92,794	1,606,092

JAPAN 15.7%

Airlines 0.2%
Japan Airlines Co., Ltd.	8,600	267,522

Auto Components 0.1%
Sanden Corp.	22,000	98,257

Automobiles 0.7%
Nissan Motor Co., Ltd.	80,800	821,781

Banks 4.2%
Mitsubishi UFJ Financial Group, Inc.	58,800	364,173
Resona Holdings, Inc.	319,700	1,586,596
San-In Godo Bank Ltd. (The)	23,000	189,866
Senshu Ikeda Holdings, Inc.	62,000	294,404
Sumitomo Mitsui Financial Group, Inc.	59,300	2,271,461

		4,706,500

Capital Markets 0.2%
Nomura Holdings, Inc.	33,700	197,941

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Chemicals 1.4%
Asahi Kasei Corp.	147,000	$1,403,795
Mitsubishi Gas Chemical Co., Inc.	52,000	255,907

		1,659,702

Commercial Services & Supplies 0.2%
Nissha Printing Co., Ltd.	12,000	218,764

Construction & Engineering 0.1%
Hazama Ando Corp.	20,800	118,833

Diversified Financial Services 0.4%
Century Tokyo Leasing Corp.	10,400	316,807
ORIX Corp.	11,500	161,588

		478,395

Electric Utilities 0.3%
Chugoku Electric Power Co., Inc. (The)	15,900	207,261
Tohoku Electric Power Co., Inc.	12,900	146,524

		353,785

Electrical Equipment 0.9%
Mitsubishi Electric Corp.	83,000	985,333

Electronic Equipment, Instruments & Components 0.6%
Alps Electric Co., Ltd.	19,600	471,954
Oki Electric Industry Co., Ltd.	52,000	107,642
Omron Corp.	2,900	130,643

		710,239

Health Care Equipment & Supplies 0.2%
Nipro Corp.	24,800	236,114

Household Durables 0.6%
Haseko Corp.	29,500	287,357
JVC Kenwood Corp.	121,100	372,461

		659,818

Information Technology Services 1.3%
Fujitsu Ltd.	76,000	518,293
NTT Data Corp.	21,651	940,356

		1,458,649

Insurance 0.5%
T&D Holdings, Inc.	38,800	532,961

Machinery 0.6%
Hino Motors Ltd.	25,000	355,715
Kyokuto Kaihatsu Kogyo Co., Ltd.	11,700	132,454
Takuma Co., Ltd.	28,000	219,317

		707,486

Media 0.2%
Daiichikosho Co., Ltd.	7,400	229,866

Metals & Mining 0.7%
Mitsui Mining & Smelting Co., Ltd.	355,000	807,348

Pharmaceuticals 0.2%
Astellas Pharma, Inc.	13,000	213,004

Real Estate Management & Development 0.7%
Daiwa House Industry Co., Ltd.	41,000	808,121

Road & Rail 0.7%
East Japan Railway Co.	3,000	240,402
West Japan Railway Co.	11,300	592,464

		832,866

Trading Companies & Distributors 0.2%
Kanamoto Co., Ltd.	8,000	230,263

Wireless Telecommunication Services 0.5%
KDDI Corp.	27,000	609,998

		17,943,546

MALAYSIA 0.9%

Electric Utilities 0.7%
Tenaga Nasional Bhd	219,100	848,307

Transportation Infrastructure 0.2%
Westports Holdings Bhd	172,600	187,350

		1,035,657

MEXICO 0.8%

Beverages 0.2%
Arca Continental SAB de CV*	37,100	227,876

Consumer Finance 0.4%
Gentera SAB de CV*	275,200	495,607

Food Products 0.2%
Gruma SAB de CV, Class B	19,200	243,740

		967,223

NETHERLANDS 1.7%

Diversified Financial Services 0.4%
Euronext NV*(b)	11,168	471,952

Food & Staples Retailing 0.4%
Koninklijke Ahold NV	24,558	483,937

Insurance 0.7%
NN Group NV*	24,780	702,507

Trading Companies & Distributors 0.2%
AerCap Holdings NV*	5,563	242,825

		1,901,221

NORWAY 1.4%

Banks 0.3%
DNB ASA	21,658	347,605

Diversified Telecommunication Services 0.5%
Telenor ASA	29,541	596,149

Oil, Gas & Consumable Fuels 0.6%
Statoil ASA	37,268	658,950

		1,602,704

PHILIPPINES 0.6%

Food Products 0.6%
Universal Robina Corp.	129,620	654,742

RUSSIA 0.8%

Oil, Gas & Consumable Fuels 0.8%
Gazprom OAO, ADR	28,044	132,011
Lukoil OAO, ADR	7,048	325,746
Rosneft OAO, GDR Reg. S	31,508	135,159
Tatneft, ADR	9,500	281,828

		874,744

SINGAPORE 1.0%

Diversified Financial Services 0.3%
Singapore Exchange Ltd.	49,000	290,539

Road & Rail 0.7%
ComfortDelGro Corp., Ltd.	419,000	882,672

		1,173,211

SOUTH AFRICA 1.9%

Diversified Financial Services 0.5%
FirstRand Ltd.	140,745	647,010

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SOUTH AFRICA (continued)
Food Products 0.6%
AVI Ltd.	95,052	$645,253

Oil, Gas & Consumable Fuels 0.5%
Sasol Ltd.	16,981	573,340

Specialty Retail 0.3%
Mr. Price Group Ltd.	13,651	291,969

		2,157,572

SOUTH KOREA 3.4%

Biotechnology 0.3%
Medy-Tox, Inc.	1,128	333,410

Electric Utilities 1.2%
Korea Electric Power Corp.	34,610	1,426,268

Personal Products 0.3%
AMOREPACIFIC Group	272	367,531

Semiconductors & Semiconductor Equipment 0.2%
Wonik IPS Co., Ltd.*	18,127	180,866

Technology Hardware, Storage & Peripherals 1.4%
Samsung Electronics Co., Ltd.	1,252	1,623,534

		3,931,609

SPAIN 2.4%

Banks 1.1%
Banco Bilbao Vizcaya Argentaria SA	43,135	435,643
Banco de Sabadell SA	125,552	306,768
Banco Santander SA	85,161	638,399

		1,380,810

Construction & Engineering 0.3%
Fomento de Construcciones y Contratas SA*	27,874	339,453

Diversified Financial Services 0.2%
Bolsas y Mercados Espanoles SHMSF SA	5,350	238,253

Electric Utilities 0.2%
Red Electrica Corp. SA	2,205	179,296

Food & Staples Retailing 0.4%
Distribuidora Internacional de Alimentacion SA	60,282	470,438

Insurance 0.2%
Mapfre SA	51,000	186,207

		2,794,457

SWEDEN 1.3%

Banks 0.3%
Skandinaviska Enskilda Banken AB, Class A	27,100	316,304

Household Products 0.2%
Svenska Cellulosa AB SCA, Class B	10,011	230,041

Metals & Mining 0.2%
Boliden AB	9,435	186,903

Specialty Retail 0.6%
Hennes & Mauritz AB, Class B	20,110	814,812

		1,548,060

SWITZERLAND 4.7%

Building Products 0.2%
Geberit AG REG	653	244,363

Capital Markets 0.2%
Leonteq AG*	665	226,682

Food Products 0.2%
Nestle SA REG	3,700	278,619

Pharmaceuticals 3.9%
Novartis AG REG	9,509	938,543
Roche Holding AG	12,520	3,440,396

		4,378,939

Software 0.2%
Temenos Group AG REG*	8,278	284,690

		5,413,293

TAIWAN 3.1%

Banks 0.2%
CTBC Financial Holding Co., Ltd.	400,000	265,507

Diversified Financial Services 0.5%
Chailease Holding Co., Ltd.	245,000	610,004

Electronic Equipment, Instruments & Components 0.7%
Largan Precision Co., Ltd.	9,000	773,712

Semiconductors & Semiconductor Equipment 1.4%
MediaTek, Inc.	10,000	135,058
Taiwan Semiconductor Manufacturing Co., Ltd.	295,000	1,371,030

		1,506,088

Textiles, Apparel & Luxury Goods 0.3%
Feng TAY Enterprise Co., Ltd.	58,000	348,851

		3,504,162

THAILAND 0.3%

Banks 0.3%
Kasikornbank PCL	51,200	360,010

TURKEY 0.2%

Diversified Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	92,987	246,528

UNITED KINGDOM 15.0%

Banks 0.9%
Barclays PLC	51,871	187,230
HSBC Holdings PLC	60,346	514,233
Lloyds Banking Group PLC*	249,763	289,510

		990,973

Capital Markets 0.5%
Aberdeen Asset Management PLC	81,258	552,823

Commercial Services & Supplies 0.4%
Rentokil Initial PLC	251,047	509,009

Consumer Finance 0.7%
Provident Financial PLC	21,159	844,060

Diversified Telecommunication Services 1.0%
BT Group PLC	181,522	1,179,502

Food & Staples Retailing 0.9%
J Sainsbury PLC	279,314	1,071,844

Food Products 3.5%
Unilever NV, CVA	56,211	2,348,920
Unilever PLC	36,696	1,531,084

		3,880,004

Hotels, Restaurants & Leisure 2.1%
Compass Group PLC	109,655	1,903,530

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)

Hotels, Restaurants & Leisure (continued)
William Hill PLC	70,989	$389,819

		2,293,349

Household Durables 0.8%
Bellway PLC	33,158	971,910

Machinery 0.1%
IMI PLC	8,642	163,077

Media 0.7%
Reed Elsevier NV	18,098	450,958
UBM PLC	49,376	386,711

		837,669

Metals & Mining 1.9%
Anglo American PLC	82,082	1,225,892
Rio Tinto PLC	22,209	915,830

		2,141,722

Multiline Retail 0.5%
Next PLC	5,658	588,424

Multi-Utilities 0.4%
Centrica PLC	124,435	465,425

Software 0.1%
Micro Focus International PLC	7,713	134,946

Specialty Retail 0.5%
Howden Joinery Group PLC	94,523	620,392

		17,245,129

UNITED STATES 0.6%

Health Care Providers & Services 0.6%
Catamaran Corp.*	12,350	735,218

Total Common Stocks (cost $107,284,768)		112,433,334

Preferred Stock 1.0%

	Shares	Market Value
BRAZIL 1.0%

Banks 1.0%
Banco Bradesco SA - Preference Shares	122,640	1,140,113

Total Preferred Stock (cost $1,529,513)		1,140,113

Rights 0.0%†

	Number of Rights	Market Value
SPAIN 0.0%†

Banks 0.0%†
Banco Bilbao Vizcaya Argentaria SA, expiring at an exercise price of $0.00 on 4/14/2015*	43,135	6,215
Banco de Sabadell SA, expiring 04/17/15*	125,552	31,860

		38,075

Total Rights (cost $—)		38,075

Repurchase Agreements 1.8%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $549,275, collateralized by U.S. Government Agency Securities ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45; total market value $560,259.(c)	$549,273	$549,273
BNP Paribas Securities Corp., 0.07%, dated 03/25/15, due 04/01/15, repurchase price $1,000,014, collateralized by U.S. Government Treasury Securities ranging from 0.00% - 2.50%, maturing 04/15/16 - 05/15/44; total market value $1,020,000.(c)	1,000,000	1,000,000
Goldman Sachs & Co., 0.15%, dated 03/31/15, due 04/01/15, repurchase price $500,002, collateralized by U.S. Government Agency Securities ranging from 1.63% - 8.00%, maturing 12/20/22 - 03/20/45; total market value $510,000.(c)	500,000	500,000

Total Repurchase Agreements (cost $2,049,273)		2,049,273

Total Investments (cost $110,863,554)(d) — 100.8%		115,660,795
Liabilities in excess of other assets — (0.8)%		(924,443)

NET ASSETS — 100.0%		$114,736,352

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $1,893,540.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2015 was $471,952 which represents 0.41% of net assets.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $2,049,273.
(d)	At March 31, 2015, the tax basis cost of the Fund’s investments was $110,905,761, tax unrealized appreciation and depreciation were $10,086,392 and $(5,331,358), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Equity Fund (Continued)

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
Bhd	Public Limited Company
CVA	Dutch Certificate
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
OYJ	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company
SpA	Limited Share Company
Tbk PT	State Owned Company

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Equity Fund (Continued)

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$732,673	$—	$732,673
Airlines	—	502,711	—	502,711
Auto Components	581,754	1,838,724	—	2,420,478
Automobiles	1,378,521	959,249	—	2,337,770
Banks	212,817	14,291,269	—	14,504,086
Beverages	484,858	—	—	484,858
Biotechnology	—	1,052,273	—	1,052,273
Building Products	—	244,363	—	244,363
Capital Markets	—	977,446	—	977,446
Chemicals	—	3,013,962	—	3,013,962
Commercial Services & Supplies	215,491	1,169,682	—	1,385,173
Construction & Engineering	—	458,286	—	458,286
Consumer Finance	495,607	844,060	—	1,339,667
Diversified Consumer Services	66,224	—	—	66,224
Diversified Financial Services	—	2,736,153	—	2,736,153
Diversified Telecommunication Services	—	4,756,864	—	4,756,864
Electric Utilities	—	2,807,656	—	2,807,656
Electrical Equipment	—	1,214,235	—	1,214,235
Electronic Equipment, Instruments & Components	—	2,371,956	—	2,371,956
Food & Staples Retailing	247,244	2,026,219	—	2,273,463
Food Products	243,740	5,679,847	—	5,923,587
Health Care Equipment & Supplies	—	507,019	—	507,019
Health Care Providers & Services	735,218	—	—	735,218
Hotels, Restaurants & Leisure	—	2,293,349	—	2,293,349
Household Durables	—	1,631,728	—	1,631,728
Household Products	—	230,041	—	230,041
Independent Power and Renewable Electricity Producers	—	300,311	—	300,311
Industrial Conglomerates	—	1,362,163	—	1,362,163
Information Technology Services	812,207	1,458,649	—	2,270,856
Insurance	691,651	3,988,478	—	4,680,129
Life Sciences Tools & Services	664,747	—	—	664,747
Machinery	—	3,185,508	—	3,185,508
Media	202,087	1,807,572	—	2,009,659
Metals & Mining	—	4,420,090	—	4,420,090
Multiline Retail	—	588,424	—	588,424
Multi-Utilities	—	465,425	—	465,425
Oil, Gas & Consumable Fuels	1,612,053	5,577,135	—	7,189,188
Paper & Forest Products	945,433	—	—	945,433
Personal Products	—	367,531	—	367,531
Pharmaceuticals	—	9,324,728	—	9,324,728
Real Estate Investment Trusts (REITs)	—	1,778,543	—	1,778,543
Real Estate Management & Development	—	2,259,904	—	2,259,904
Road & Rail	2,827,627	1,715,538	—	4,543,165
Semiconductors & Semiconductor Equipment	—	2,319,336	—	2,319,336
Software	519,485	419,636	—	939,121
Specialty Retail	—	1,727,173	—	1,727,173
Technology Hardware, Storage & Peripherals	—	1,623,534	—	1,623,534
Textiles, Apparel & Luxury Goods	—	914,516	—	914,516
Thrifts & Mortgage Finance	—	282,175	—	282,175
Trading Companies & Distributors	242,825	230,263	—	473,088

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Equity Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Transportation Infrastructure	$187,350	$—	$—	$187,350
Wireless Telecommunication Services	—	609,998	—	609,998

Total Common Stocks	$13,366,939	$99,066,395	$—	$112,433,334

Preferred Stock	1,140,113	—	—	1,140,113
Repurchase Agreements	—	2,049,273	—	2,049,273
Rights	38,075	—	—	38,075

Total	$14,545,127	$101,115,668	$—	$115,660,795

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2015 (Unaudited)

NVIT International Index Fund

Common Stocks 98.0%

	Shares	Market Value
AUSTRALIA 7.4%

Air Freight & Logistics 0.0%†
Toll Holdings Ltd.	94,803	$637,840

Airlines 0.0%†
Qantas Airways Ltd.*	81,457	193,208

Banks 2.8%
Australia & New Zealand Banking Group Ltd.	372,712	10,368,919
Bank of Queensland Ltd.	48,389	507,058
Bendigo & Adelaide Bank Ltd.(a)	61,459	585,634
Commonwealth Bank of Australia	218,837	15,522,250
National Australia Bank Ltd.	319,499	9,353,110
Westpac Banking Corp.(a)	421,512	12,599,441

		48,936,412

Beverages 0.1%
Coca-Cola Amatil Ltd.	73,625	602,794
Treasury Wine Estates Ltd.	83,457	324,265

		927,059

Biotechnology 0.3%
CSL Ltd.	63,951	4,474,164

Capital Markets 0.1%
Macquarie Group Ltd.	38,714	2,250,306
Platinum Asset Management Ltd.	31,853	189,232

		2,439,538

Chemicals 0.1%
Incitec Pivot Ltd.	217,252	671,037
Orica Ltd.(a)	52,366	795,192

		1,466,229

Commercial Services & Supplies 0.1%
Brambles Ltd.	213,881	1,870,433

Construction & Engineering 0.0%†
Leighton Holdings Ltd.	12,997	208,260

Construction Materials 0.0%†
Boral Ltd.	101,630	492,644

Containers & Packaging 0.1%
Amcor Ltd.	164,487	1,752,602

Diversified Financial Services 0.1%
ASX Ltd.	26,067	820,105

Diversified Telecommunication Services 0.2%
Telstra Corp., Ltd.	583,375	2,800,467
TPG Telecom Ltd.	35,140	243,955

		3,044,422

Electric Utilities 0.0%†
AusNet Services	218,957	243,005

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.(a)	25,127	181,849

Food & Staples Retailing 0.5%
Wesfarmers Ltd.	151,385	5,055,337
Woolworths Ltd.(a)	173,050	3,875,281

		8,930,618

Gas Utilities 0.1%
APA Group	147,073	1,011,583

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.	7,895	542,755

Health Care Providers & Services 0.1%
Healthscope Ltd.(a)	152,839	355,327
Ramsay Health Care Ltd.	17,437	890,257
Sonic Healthcare Ltd.	55,241	858,219

		2,103,803

Hotels, Restaurants & Leisure 0.1%
Crown Resorts Ltd.	51,418	521,891
Flight Centre Travel Group Ltd.(a)	6,547	197,049
Tabcorp Holdings Ltd.	113,718	409,726
Tatts Group Ltd.	185,504	561,220

		1,689,886

Information Technology Services 0.0%†
Computershare Ltd.	61,594	595,358

Insurance 0.4%
AMP Ltd.	395,004	1,927,957
Insurance Australia Group Ltd.	319,442	1,478,694
Medibank Pvt Ltd.*	365,784	645,112
QBE Insurance Group Ltd.(a)	181,386	1,792,967
Suncorp Group Ltd.	177,930	1,824,602

		7,669,332

Media 0.0%†
REA Group Ltd.	7,549	276,527

Metals & Mining 1.1%
Alumina Ltd.	340,309	414,127
BHP Billiton Ltd.	434,357	10,096,208
BHP Billiton PLC	285,786	6,271,664
Fortescue Metals Group Ltd.(a)	202,077	299,134
Iluka Resources Ltd.	53,872	347,255
Newcrest Mining Ltd.*(a)	106,884	1,077,980

		18,506,368

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	77,058	260,458

Multi-Utilities 0.1%
AGL Energy Ltd.	88,155	1,019,143

Oil, Gas & Consumable Fuels 0.3%
Caltex Australia Ltd.	17,460	463,378
Origin Energy Ltd.	154,777	1,326,711
Santos Ltd.(a)	129,319	699,537
Woodside Petroleum Ltd.	99,383	2,603,728

		5,093,354

Professional Services 0.0%†
ALS Ltd.(a)	50,939	191,334
Seek Ltd.(a)	41,932	543,679

		735,013

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)

Real Estate Investment Trusts (REITs) 0.5%
BGP Holdings PLC*(b)	848,508	$0
Dexus Property Group	118,643	683,036
Federation Centres	187,115	431,922
Goodman Group	247,390	1,191,220
GPT Group (The)	223,581	776,576
Mirvac Group	492,243	751,613
Novion Property Group	271,276	516,772
Scentre Group	722,999	2,053,922
Stockland	323,263	1,104,456
Westfield Corp.	271,616	1,968,433

		9,477,950

Real Estate Management & Development 0.1%
Lend Lease Group	72,550	916,349

Road & Rail 0.1%
Asciano Ltd.	135,961	653,834
Aurizon Holdings Ltd.	295,566	1,087,895

		1,741,729

Transportation Infrastructure 0.1%
Sydney Airport	140,791	554,038
Transurban Group	244,538	1,770,669

		2,324,707

		130,582,703

AUSTRIA 0.2%

Banks 0.1%
Erste Group Bank AG	38,435	944,895
Raiffeisen Bank International AG	14,955	207,832

		1,152,727

Insurance 0.0%†
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,833	213,989

Machinery 0.1%
ANDRITZ AG(a)	10,261	612,655

Metals & Mining 0.0%†
voestalpine AG	15,885	581,074

Oil, Gas & Consumable Fuels 0.0%†
OMV AG	20,339	557,930

Real Estate Management & Development 0.0%†
Immofinanz AG*	127,873	376,610

		3,494,985

BELGIUM 1.3%

Banks 0.1%
KBC Groep NV*	33,693	2,082,307

Beverages 0.7%
Anheuser-Busch InBev NV	108,838	13,296,237

Chemicals 0.1%
Solvay SA	8,197	1,184,877
Umicore SA	11,950	499,094

		1,683,971

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	10,943	907,275

Diversified Telecommunication Services 0.0%†
Belgacom SA(a)	20,402	713,831

Food & Staples Retailing 0.1%
Colruyt SA	9,328	405,981
Delhaize Group SA	13,521	1,214,728

		1,620,709

Insurance 0.1%
Ageas	31,124	1,117,740

Media 0.0%†
Telenet Group Holding NV*	6,925	381,051

Pharmaceuticals 0.1%
UCB SA	17,367	1,254,611

		23,057,732

BERMUDA 0.0%†

Energy Equipment & Services 0.0%†
Seadrill Ltd.(a)	51,176	479,191

CHINA 0.0%†

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	269,200	247,499

DENMARK 1.6%

Banks 0.1%
Danske Bank A/S	88,539	2,334,168

Beverages 0.1%
Carlsberg A/S, Class B	14,200	1,170,880

Chemicals 0.1%
Novozymes A/S, Class B	32,079	1,464,374

Commercial Services & Supplies 0.0%†
ISS A/S*	16,744	527,769

Diversified Telecommunication Services 0.0%†
TDC A/S	117,524	842,055

Electrical Equipment 0.1%
Vestas Wind Systems A/S	30,169	1,243,895

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	15,811	1,194,445
William Demant Holding A/S*	2,701	229,338

		1,423,783

Insurance 0.0%†
Tryg A/S	2,680	315,191

Marine 0.2%
AP Moeller - Maersk A/S, Class A	547	1,110,763
AP Moeller - Maersk A/S, Class B	954	1,994,077

		3,104,840

Pharmaceuticals 0.8%
Novo Nordisk A/S, Class B	271,202	14,477,789

Road & Rail 0.0%†
DSV A/S	23,388	726,872

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	15,480	1,409,378

		29,040,994

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FINLAND 0.9%

Auto Components 0.1%
Nokian Renkaat OYJ(a)	17,417	$519,058

Communications Equipment 0.2%
Nokia OYJ	502,447	3,831,037

Diversified Telecommunication Services 0.0%†
Elisa OYJ(a)	19,137	480,598

Electric Utilities 0.1%
Fortum OYJ(a)	60,197	1,261,139

Insurance 0.2%
Sampo OYJ, Class A	60,626	3,057,878

Machinery 0.2%
Kone OYJ, Class B(a)	42,562	1,887,212
Metso OYJ(a)	14,191	414,615
Wartsila OYJ Abp	21,325	943,214

		3,245,041

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	17,544	460,354

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	75,569	777,003
UPM-Kymmene OYJ	71,221	1,383,607

		2,160,610

Pharmaceuticals 0.0%†
Orion OYJ, Class B(a)	13,127	370,019

		15,385,734

FRANCE 9.4%

Aerospace & Defense 0.5%
Airbus Group NV	79,239	5,151,399
Safran SA	37,523	2,621,790
Thales SA	12,335	684,376
Zodiac Aerospace	24,314	804,467

		9,262,032

Air Freight & Logistics 0.0%†
Bollore SA	69,900	372,443

Auto Components 0.2%
Cie Generale des Etablissements Michelin	25,165	2,502,532
Valeo SA	10,614	1,583,134

		4,085,666

Automobiles 0.2%
Peugeot SA*(a)	51,483	860,570
Renault SA	26,113	2,371,844

		3,232,414

Banks 0.9%
BNP Paribas SA	143,601	8,737,550
Credit Agricole SA	138,837	2,040,204
Natixis SA	122,772	919,635
Societe Generale SA	97,505	4,707,739

		16,405,128

Beverages 0.2%
Pernod Ricard SA	28,625	3,384,670
Remy Cointreau SA	3,751	276,260

		3,660,930

Building Products 0.2%
Cie de Saint-Gobain	60,756	2,667,632

Chemicals 0.4%
Air Liquide SA	46,555	5,993,463
Arkema SA	9,246	732,245

		6,725,708

Commercial Services & Supplies 0.1%
Edenred	29,815	743,880
Societe BIC SA	3,954	562,896

		1,306,776

Communications Equipment 0.1%
Alcatel-Lucent*	385,434	1,449,024

Construction & Engineering 0.3%
Bouygues SA	22,344	877,131
Vinci SA	63,450	3,625,135

		4,502,266

Construction Materials 0.1%
Imerys SA	4,676	343,093
Lafarge SA	25,438	1,653,741

		1,996,834

Diversified Financial Services 0.1%
Eurazeo SA	5,055	346,433
Wendel SA	4,583	546,271

		892,704

Diversified Telecommunication Services 0.5%
Iliad SA	3,581	836,707
Orange SA	248,676	3,993,628
Vivendi SA*	162,761	4,040,996

		8,871,331

Electric Utilities 0.0%†
Electricite de France SA	31,486	754,980

Electrical Equipment 0.5%
Alstom SA*	29,973	922,305
Legrand SA	35,934	1,946,464
Schneider Electric SE	70,856	5,513,928

		8,382,697

Energy Equipment & Services 0.1%
Technip SA	13,542	819,126

Food & Staples Retailing 0.2%
Carrefour SA	74,871	2,501,212
Casino Guichard Perrachon SA	7,741	685,435

		3,186,647

Food Products 0.3%
Danone SA	78,101	5,264,620

Health Care Equipment & Supplies 0.2%
Essilor International SA	27,614	3,170,505

Hotels, Restaurants & Leisure 0.1%
Accor SA	23,887	1,245,613
Sodexo SA	12,968	1,264,812

		2,510,425

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)

Information Technology Services 0.1%
AtoS	11,178	$769,451
Cap Gemini SA	19,214	1,576,346

		2,345,797

Insurance 0.4%
AXA SA	245,484	6,178,632
CNP Assurances	23,293	408,248
SCOR SE	20,028	675,498

		7,262,378

Machinery 0.0%†
Vallourec SA	14,392	351,273

Media 0.2%
Eutelsat Communications SA	19,907	660,340
JCDecaux SA	9,300	313,168
Lagardere SCA	14,794	444,640
Numericable-SFR SAS*	12,884	702,928
Publicis Groupe SA	25,155	1,940,874

		4,061,950

Multi-Utilities 0.3%
GDF Suez	193,998	3,830,109
Suez Environnement Co.	41,889	721,182
Veolia Environnement SA	55,696	1,053,411

		5,604,702

Oil, Gas & Consumable Fuels 0.8%
TOTAL SA(a)	290,068	14,418,414

Personal Products 0.4%
L’Oreal SA	33,980	6,258,798

Pharmaceuticals 0.9%
Sanofi	161,187	15,918,676

Professional Services 0.0%†
Bureau Veritas SA	32,342	693,890

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions	3,775	373,815
Gecina SA	3,656	494,478
ICADE	4,629	418,208
Klepierre	23,581	1,157,972
Unibail-Rodamco SE	13,167	3,555,566

		6,000,039

Software 0.1%
Dassault Systemes	16,861	1,141,059

Textiles, Apparel & Luxury Goods 0.6%
Christian Dior SE	7,458	1,403,728
Hermes International	3,522	1,243,564
Kering	10,259	2,002,751
LVMH Moet Hennessy Louis Vuitton SE	37,786	6,649,697

		11,299,740

Trading Companies & Distributors 0.0%†
Rexel SA	38,788	731,378

Transportation Infrastructure 0.1%
Aeroports de Paris	3,808	455,148
Groupe Eurotunnel SE REG	65,126	933,649

		1,388,797

		166,996,779

GERMANY 8.7%

Air Freight & Logistics 0.2%
Deutsche Post AG REG	129,810	4,044,216

Airlines 0.0%†
Deutsche Lufthansa AG REG	30,502	427,110

Auto Components 0.2%
Continental AG	14,755	3,474,750

Automobiles 1.1%
Bayerische Motoren Werke AG	44,664	5,562,237
Daimler AG REG(a)	130,253	12,508,812
Volkswagen AG	3,982	1,023,861

		19,094,910

Banks 0.1%
Commerzbank AG*	128,595	1,767,049

Capital Markets 0.4%
Deutsche Bank AG REG	186,515	6,464,188

Chemicals 1.1%
BASF SE	124,121	12,287,429
K+S AG REG	22,379	729,154
Lanxess AG	11,851	630,296
Linde AG	25,028	5,089,426
Symrise AG	16,509	1,040,952

		19,777,257

Construction Materials 0.1%
HeidelbergCement AG	19,159	1,515,138

Diversified Financial Services 0.1%
Deutsche Boerse AG	25,849	2,109,510

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG REG	430,475	7,873,569
Telefonica Deutschland Holding AG*	74,512	428,476

		8,302,045

Electrical Equipment 0.0%†
Osram Licht AG	11,495	569,037

Food & Staples Retailing 0.0%†
METRO AG	20,956	710,195

Health Care Providers & Services 0.3%
Celesio AG	6,664	196,786
Fresenius Medical Care AG & Co. KGaA	29,984	2,492,323
Fresenius SE & Co. KGaA	50,766	3,026,491

		5,715,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)

Hotels, Restaurants & Leisure 0.1%
TUI AG	60,552	$1,062,329

Household Products 0.1%
Henkel AG & Co. KGaA	15,452	1,594,536

Industrial Conglomerates 0.7%
Siemens AG REG	106,985	11,570,873

Insurance 0.9%
Allianz SE REG	61,520	10,680,894
Hannover Rueck SE	8,464	874,624
Muenchener Rueckversicherungs-Gesellschaft AG REG	23,250	4,996,011

		16,551,529

Internet Software & Services 0.0%†
United Internet AG REG	16,995	771,390

Machinery 0.1%
GEA Group AG	25,180	1,210,437
MAN SE	4,476	471,185

		1,681,622

Media 0.1%
Axel Springer SE	5,166	304,907
Kabel Deutschland Holding AG*	2,844	369,174
ProSiebenSat.1 Media AG REG	29,975	1,466,164

		2,140,245

Metals & Mining 0.1%
ThyssenKrupp AG	61,319	1,605,344

Multi-Utilities 0.3%
E.ON SE	268,443	3,991,460
RWE AG	64,904	1,652,452

		5,643,912

Personal Products 0.1%
Beiersdorf AG(a)	13,904	1,205,610

Pharmaceuticals 1.1%
Bayer AG REG	111,555	16,690,401
Merck KGaA	17,996	2,014,073

		18,704,474

Real Estate Management & Development 0.1%
Deutsche Annington Immobilien SE	47,277	1,593,123
Deutsche Wohnen AG - Bearer Shares	41,461	1,060,438

		2,653,561

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	151,117	1,797,829

Software 0.5%
SAP SE	125,048	9,038,142

Textiles, Apparel & Luxury Goods 0.2%
adidas AG	27,888	2,202,129
HUGO BOSS AG	7,750	941,560

		3,143,689

Trading Companies & Distributors 0.1%
Brenntag AG	21,333	1,274,531

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport
Services Worldwide	5,662	338,202

		154,748,823

GUERNSEY, CHANNEL ISLANDS 0.1%

Insurance 0.1%
Friends Life Group Ltd.	186,493	1,141,715

HONG KONG 3.0%

Airlines 0.0%†
Cathay Pacific Airways Ltd.	158,000	365,613

Banks 0.3%
Bank of East Asia Ltd. (The)(a)	167,740	668,190
BOC Hong Kong Holdings Ltd.	505,500	1,802,847
Hang Seng Bank Ltd.	106,400	1,925,719

		4,396,756

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	341,750	341,193
Hong Kong Exchanges and Clearing Ltd.	148,600	3,642,521

		3,983,714

Diversified Telecommunication Services 0.0%†
HKT Trust & HKT Ltd.	328,220	422,748
PCCW Ltd.	546,000	333,647

		756,395

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	81,000	695,692
CLP Holdings Ltd.	257,500	2,250,582
Power Assets Holdings Ltd.	185,000	1,888,451

		4,834,725

Food Products 0.0%†
WH Group Ltd.* (a)(c)	496,500	282,018

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	850,664	1,969,753

Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group Ltd.	313,000	1,421,127
Shangri-La Asia Ltd.	162,833	223,627
SJM Holdings Ltd.(a)	263,000	343,497

		1,988,251

Household Durables 0.0%†
Techtronic Industries Co., Ltd.	174,500	588,309

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.	288,000	$3,991,926
NWS Holdings Ltd.	190,836	317,856

		4,309,782

Insurance 0.6%
AIA Group Ltd.	1,620,600	10,174,914

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	306,000	1,887,770

Real Estate Management & Development 0.9%
CK Hutchison Holdings Ltd.	185,500	3,789,862
Hang Lung Properties Ltd.	325,000	913,087
Henderson Land Development Co., Ltd.	144,670	1,016,316
Hysan Development Co., Ltd.	80,000	350,664
Kerry Properties Ltd.	94,500	328,033
New World Development Co., Ltd.	702,926	814,930
Sino Land Co., Ltd.	403,000	657,145
Sun Hung Kai Properties Ltd.	228,000	3,515,644
Swire Pacific Ltd., Class A	85,000	1,157,060
Swire Properties Ltd.	152,200	494,322
Wharf Holdings Ltd. (The)	201,500	1,406,641
Wheelock & Co., Ltd.	129,000	659,201

		15,102,905

Road & Rail 0.1%
MTR Corp., Ltd.	194,500	925,102

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	32,600	339,320

Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd.	807,600	788,626
Yue Yuen Industrial Holdings Ltd.	104,500	369,767

		1,158,393

Trading Companies & Distributors 0.0%†
Noble Group Ltd.(a)	557,945	373,732

		53,437,452

IRELAND 0.9%

Airlines 0.0%†
Ryanair Holdings PLC	5,422	64,728
Ryanair Holdings PLC, ADR(a)	3,400	227,018

		291,746

Banks 0.1%
Bank of Ireland*	3,752,334	1,431,696

Construction Materials 0.2%
CRH PLC	111,449	2,914,708
James Hardie Industries PLC, CDI	58,443	676,058

		3,590,766

Food Products 0.1%
Kerry Group PLC, Class A	21,003	1,411,835

Pharmaceuticals 0.4%
Shire PLC	79,751	6,357,998

Professional Services 0.1%
Experian PLC	137,319	2,273,043

		15,357,084

ISRAEL 0.6%

Banks 0.1%
Bank Hapoalim BM	135,229	650,230
Bank Leumi Le-Israel BM*	169,335	627,939
Mizrahi Tefahot Bank Ltd.*	16,479	167,226

		1,445,395

Chemicals 0.1%
Israel Chemicals Ltd.	60,898	432,515
Israel Corp., Ltd. (The)	346	120,517

		553,032

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp., Ltd.	260,957	485,939

Oil, Gas & Consumable Fuels 0.0%†
Delek Group Ltd.	589	151,581

Pharmaceuticals 0.4%
Teva Pharmaceutical Industries Ltd.	117,646	7,352,555

Software 0.0%†
NICE-Systems Ltd.	7,152	436,549

		10,425,051

ITALY 2.1%

Aerospace & Defense 0.1%
Finmeccanica SpA*	55,288	656,718

Auto Components 0.0%†
Pirelli & C. SpA	33,190	549,385

Banks 0.7%
Banca Monte dei Paschi di Siena SpA*(a)	604,313	401,075
Banco Popolare SC*	47,458	738,786
Intesa Sanpaolo SpA	1,703,095	5,780,309
Intesa Sanpaolo SpA - RSP	120,323	373,706
UniCredit SpA	589,698	3,998,914
Unione di Banche Italiane SCPA	114,269	891,194

		12,183,984

Capital Markets 0.1%
Mediobanca SpA	78,312	749,251

Diversified Financial Services 0.0%†
EXOR SpA	12,789	580,111

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
ITALY (continued)

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*(a)	1,411,767	$1,653,041
Telecom Italia SpA - RSP	784,207	737,402

		2,390,443

Electric Utilities 0.3%
Enel SpA(a)	882,929	3,988,567
Terna Rete Elettrica Nazionale SpA(a)	216,754	954,464

		4,943,031

Electrical Equipment 0.0%†
Prysmian SpA	29,361	605,127

Energy Equipment & Services 0.0%†
Saipem SpA*(a)	33,722	343,020

Gas Utilities 0.1%
Snam SpA	278,633	1,352,523

Independent Power and Renewable Electricity Producers 0.0%†
Enel Green Power SpA	252,336	470,520

Insurance 0.2%
Assicurazioni Generali SpA	160,462	3,155,031
UnipolSai SpA	116,424	338,762

		3,493,793

Oil, Gas & Consumable Fuels 0.3%
Eni SpA(a)	343,601	5,947,096

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	22,257	1,409,663

Transportation Infrastructure 0.1%
Atlantia SpA	55,445	1,456,005

		37,130,670

JAPAN 21.9%

Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	46,000	1,060,238

Airlines 0.1%
ANA Holdings, Inc.	147,000	393,544
Japan Airlines Co., Ltd.	15,386	478,616

		872,160

Auto Components 0.7%
Aisin Seiki Co., Ltd.	25,800	935,387
Bridgestone Corp.	87,200	3,491,482
Denso Corp.	64,800	2,953,929
Koito Manufacturing Co., Ltd.	12,000	360,825
NGK Spark Plug Co., Ltd.	24,000	644,256
NHK Spring Co., Ltd.	19,600	203,901
NOK Corp.	13,900	417,939
Stanley Electric Co., Ltd.	19,700	444,675
Sumitomo Electric Industries Ltd.	103,800	1,360,657
Sumitomo Rubber Industries Ltd.	26,000	479,268
Toyoda Gosei Co., Ltd.	8,700	194,211
Toyota Industries Corp.	21,800	1,246,892
Yokohama Rubber Co., Ltd. (The)	27,000	278,318

		13,011,740

Automobiles 2.5%
Daihatsu Motor Co., Ltd.(a)	26,900	411,452
Fuji Heavy Industries Ltd.	78,700	2,612,544
Honda Motor Co., Ltd.	220,900	7,210,825
Isuzu Motors Ltd.	79,500	1,054,765
Mazda Motor Corp.	75,480	1,529,363
Mitsubishi Motors Corp.	92,899	837,647
Nissan Motor Co., Ltd.	337,900	3,436,630
Suzuki Motor Corp.	49,800	1,495,704
Toyota Motor Corp.	369,300	25,778,517
Yamaha Motor Co., Ltd.	34,100	821,491

		45,188,938

Banks 1.9%
Aozora Bank Ltd.	155,000	549,407
Bank of Kyoto Ltd. (The)	51,000	534,527
Bank of Yokohama Ltd. (The)	152,000	890,210
Chiba Bank Ltd. (The)	97,000	710,919
Chugoku Bank Ltd. (The)	22,000	328,505
Fukuoka Financial Group, Inc.	107,000	550,246
Gunma Bank Ltd. (The)	53,000	358,041
Hachijuni Bank Ltd. (The)	59,000	416,016
Hiroshima Bank Ltd. (The)	62,000	334,140
Hokuhoku Financial Group, Inc.	155,000	345,507
Iyo Bank Ltd. (The)	34,300	406,773
Joyo Bank Ltd. (The)	82,000	421,412
Mitsubishi UFJ Financial Group, Inc.	1,718,267	10,641,938
Mizuho Financial Group, Inc.	3,115,724	5,475,815
Resona Holdings, Inc.	299,800	1,487,837
Seven Bank Ltd.	73,400	361,916
Shinsei Bank Ltd.	244,000	485,155
Shizuoka Bank Ltd. (The)	72,000	718,104
Sumitomo Mitsui Financial Group, Inc.	172,153	6,594,250
Sumitomo Mitsui Trust Holdings, Inc.	441,400	1,833,609
Suruga Bank Ltd.	25,000	519,167
Yamaguchi Financial Group, Inc.(a)	26,000	298,826

		34,262,320

Beverages 0.2%
Asahi Group Holdings Ltd.	52,900	1,677,377
Kirin Holdings Co., Ltd.(a)	109,700	1,438,855
Suntory Beverage & Food Ltd.	18,500	792,154

		3,908,386

Building Products 0.3%
Asahi Glass Co., Ltd.	144,000	943,199

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Building Products (continued)
Daikin Industries Ltd.	31,200	$2,085,846
LIXIL Group Corp.(a)	35,900	849,602
TOTO Ltd.	36,000	534,563

		4,413,210

Capital Markets 0.3%
Daiwa Securities Group, Inc.	225,400	1,774,324
Nomura Holdings, Inc.(a)	486,000	2,854,586
SBI Holdings, Inc.	26,890	325,513

		4,954,423

Chemicals 0.9%
Air Water, Inc.	22,000	392,871
Asahi Kasei Corp.	169,000	1,613,887
Daicel Corp.	40,000	476,781
Hitachi Chemical Co., Ltd.	14,100	301,085
JSR Corp.	24,700	427,734
Kaneka Corp.	35,000	246,069
Kansai Paint Co., Ltd.	31,000	564,193
Kuraray Co., Ltd.	43,900	594,396
Mitsubishi Chemical Holdings Corp.	180,100	1,045,493
Mitsubishi Gas Chemical Co., Inc.	47,000	231,300
Mitsui Chemicals, Inc.	117,000	375,195
Nippon Paint Holdings Co., Ltd.	20,800	760,380
Nitto Denko Corp.	21,000	1,402,253
Shin-Etsu Chemical Co., Ltd.	55,300	3,610,432
Sumitomo Chemical Co., Ltd.	203,000	1,041,888
Taiyo Nippon Sanso Corp.(a)	20,000	272,156
Teijin Ltd.	135,000	458,029
Toray Industries, Inc.	201,000	1,682,367

		15,496,509

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	76,000	738,199
Park24 Co., Ltd.	11,800	241,425
Secom Co., Ltd.	29,100	1,940,980
Toppan Printing Co., Ltd.	82,000	630,771

		3,551,375

Construction & Engineering 0.2%
Chiyoda Corp.(a)	20,000	170,852
JGC Corp.	26,000	516,295
Kajima Corp.	110,000	509,984
Obayashi Corp.	87,000	563,938
Shimizu Corp.	79,000	534,104
Taisei Corp.	134,000	756,336

		3,051,509

Construction Materials 0.0%†
Taiheiyo Cement Corp.	159,000	485,474

Consumer Finance 0.1%
Acom Co., Ltd.*(a)	59,900	207,716
AEON Financial Service Co., Ltd.(a)	14,600	368,302
Credit Saison Co., Ltd.	20,800	373,128

		949,146

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	21,200	310,085

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	8,400	264,248

Diversified Financial Services 0.2%
Japan Exchange Group, Inc.	34,000	984,396
Mitsubishi UFJ Lease & Finance Co., Ltd.	69,700	344,443
ORIX Corp.	176,200	2,475,809

		3,804,648

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	50,664	3,127,541

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	89,800	1,070,768
Chugoku Electric Power Co., Inc. (The)	43,000	560,518
Hokuriku Electric Power Co.(a)	20,100	265,973
Kansai Electric Power Co., Inc. (The)*	91,600	873,029
Kyushu Electric Power Co., Inc.(a)	60,800	589,074
Shikoku Electric Power Co., Inc.*	23,100	284,310
Tohoku Electric Power Co., Inc.	63,400	720,124
Tokyo Electric Power Co., Inc.*	186,800	707,028

		5,070,824

Electrical Equipment 0.3%
Fuji Electric Co., Ltd.	75,000	353,851
Mabuchi Motor Co., Ltd.	6,200	327,992
Mitsubishi Electric Corp.	266,000	3,157,814
Nidec Corp.	29,700	1,971,537

		5,811,194

Electronic Equipment, Instruments & Components 1.2%
Citizen Holdings Co., Ltd.	35,400	271,322
Hamamatsu Photonics KK	18,400	554,616
Hirose Electric Co., Ltd.	3,990	513,715
Hitachi High-Technologies Corp.	8,900	270,848
Hitachi Ltd.	648,000	4,425,745
HOYA Corp.	57,600	2,305,978
Ibiden Co., Ltd.	15,700	264,665
Japan Display, Inc.(a)	46,900	167,332
Keyence Corp.	6,111	3,334,754
Kyocera Corp.	42,800	2,339,137
Murata Manufacturing Co., Ltd.	27,400	3,763,094
Nippon Electric Glass Co., Ltd.	51,500	251,690
Omron Corp.	27,300	1,229,842

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Electronic Equipment, Instruments & Components (continued)
Shimadzu Corp.	33,000	$367,518
TDK Corp.	17,100	1,210,808
Yaskawa Electric Corp.	29,000	423,813
Yokogawa Electric Corp.	27,300	294,117

		21,988,994

Food & Staples Retailing 0.3%
Aeon Co., Ltd.(a)	91,600	1,004,799
FamilyMart Co., Ltd.(a)	7,900	330,998
Lawson, Inc.	8,500	589,219
Seven & i Holdings Co., Ltd.	101,400	4,261,160

		6,186,176

Food Products 0.4%
Ajinomoto Co., Inc.	75,000	1,645,383
Calbee, Inc.	10,300	447,145
Kikkoman Corp.	20,000	634,186
MEIJI Holdings Co., Ltd.	8,040	979,351
NH Foods Ltd.	23,000	530,004
Nisshin Seifun Group, Inc.	27,223	320,419
Nissin Foods Holdings Co., Ltd.	7,500	368,595
Toyo Suisan Kaisha Ltd.	12,000	422,188
Yakult Honsha Co., Ltd.	11,700	815,052
Yamazaki Baking Co., Ltd.	16,000	288,293

		6,450,616

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	261,000	1,091,444
Toho Gas Co., Ltd.	57,000	332,264
Tokyo Gas Co., Ltd.	314,000	1,974,034

		3,397,742

Health Care Equipment & Supplies 0.2%
Olympus Corp.*	33,900	1,256,863
Sysmex Corp.	19,100	1,059,035
Terumo Corp.	42,100	1,109,038

		3,424,936

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	23,600	332,555
Medipal Holdings Corp.	18,800	245,042
Miraca Holdings, Inc.	7,700	353,992
Suzuken Co., Ltd.	10,120	308,468

		1,240,057

Health Care Technology 0.0%†
M3, Inc.	25,000	530,372

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.(a)	9,326	206,678
Oriental Land Co., Ltd.	26,400	1,998,959

		2,205,637

Household Durables 0.7%
Casio Computer Co., Ltd.(a)	28,200	534,154
Iida Group Holdings Co., Ltd.(a)	21,000	261,251
Nikon Corp.(a)	43,200	579,249
Panasonic Corp.	295,500	3,880,519
Rinnai Corp.	5,500	407,610
Sekisui Chemical Co., Ltd.	55,000	713,624
Sekisui House Ltd.	76,000	1,103,523
Sharp Corp.(a)	201,000	393,698
Sony Corp.*	157,200	4,204,097

		12,077,725

Household Products 0.1%
Unicharm Corp.	51,300	1,343,034

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co., Ltd.	15,900	535,625

Industrial Conglomerates 0.2%
Keihan Electric Railway Co., Ltd.	69,000	419,923
Seibu Holdings, Inc.	15,400	397,812
Toshiba Corp.	557,000	2,333,865

		3,151,600

Information Technology Services 0.2%
Fujitsu Ltd.	250,000	1,704,910
Itochu Techno-Solutions Corp.	6,800	141,061
Nomura Research Institute Ltd.	15,500	582,338
NTT Data Corp.	17,800	773,098
Otsuka Corp.	6,600	281,260

		3,482,667

Insurance 0.6%
Dai-ichi Life Insurance Co., Ltd. (The)	149,000	2,161,262
MS&AD Insurance Group Holdings, Inc.	67,341	1,885,281
Sompo Japan Nipponkoa Holdings, Inc.	45,750	1,422,292
Sony Financial Holdings, Inc.	23,700	381,238
T&D Holdings, Inc.	77,600	1,065,922
Tokio Marine Holdings, Inc.	93,900	3,544,427

		10,460,422

Internet & Catalog Retail 0.1%
Rakuten, Inc.	106,600	1,877,028

Internet Software & Services 0.1%
Kakaku.com, Inc.	17,600	292,050
Mixi, Inc.(a)	5,100	206,163
Yahoo Japan Corp.	196,800	811,738

		1,309,951

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	23,500	457,404
Sankyo Co., Ltd.	6,700	237,961
Sega Sammy Holdings, Inc.	24,400	355,519
Shimano, Inc.	10,400	1,545,463
Yamaha Corp.	22,700	396,397

		2,992,744

Machinery 1.3%
Amada Co., Ltd.	49,100	472,867
FANUC Corp.	25,800	5,632,496
Hino Motors Ltd.	35,300	502,270

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Machinery (continued)
Hitachi Construction Machinery Co., Ltd.(a)	14,700	$256,605
IHI Corp.	199,000	930,470
JTEKT Corp.	28,300	441,238
Kawasaki Heavy Industries Ltd.	193,000	973,690
Komatsu Ltd.	126,100	2,471,898
Kubota Corp.	155,000	2,448,831
Kurita Water Industries Ltd.	13,300	321,317
Makita Corp.	15,300	792,851
Minebea Co., Ltd.	43,000	676,323
Mitsubishi Heavy Industries Ltd.	409,000	2,250,431
Nabtesco Corp.(a)	15,200	439,116
NGK Insulators Ltd.	35,000	745,729
NSK Ltd.	61,000	890,330
SMC Corp.	7,100	2,114,123
Sumitomo Heavy Industries Ltd.	77,000	503,911
THK Co., Ltd.	16,000	406,573

		23,271,069

Marine 0.1%
Mitsui OSK Lines Ltd.(a)	144,000	488,402
Nippon Yusen KK	214,000	615,621

		1,104,023

Media 0.1%
Dentsu, Inc.	29,801	1,274,844
Hakuhodo DY Holdings, Inc.	33,400	355,085
Toho Co., Ltd.	15,600	381,432

		2,011,361

Metals & Mining 0.4%
Hitachi Metals Ltd.	30,000	459,797
JFE Holdings, Inc.	67,300	1,485,520
Kobe Steel Ltd.	402,000	741,455
Maruichi Steel Tube Ltd.	6,400	151,489
Mitsubishi Materials Corp.	163,000	547,721
Nippon Steel & Sumitomo Metal Corp.	1,044,440	2,626,145
Sumitomo Metal Mining Co., Ltd.	72,000	1,052,333
Yamato Kogyo Co., Ltd.	5,700	137,392

		7,201,852

Multiline Retail 0.1%
Don Quijote Holdings Co., Ltd.	7,800	634,048
Isetan Mitsukoshi Holdings Ltd.	43,960	726,342
J. Front Retailing Co., Ltd.	35,300	554,161
Marui Group Co., Ltd.	31,200	353,550
Takashimaya Co., Ltd.	36,000	353,651

		2,621,752

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co., Ltd.	12,300	214,218
INPEX Corp.	122,800	1,353,108
JX Holdings, Inc.	298,289	1,147,713
Showa Shell Sekiyu KK	24,400	222,859
TonenGeneral Sekiyu KK	39,000	336,340

		3,274,238

Paper & Forest Products 0.0%†
Oji Holdings Corp.	107,000	437,796

Personal Products 0.2%
Kao Corp.	69,700	3,480,403
Shiseido Co., Ltd.(a)	48,800	865,714

		4,346,117

Pharmaceuticals 1.2%
Astellas Pharma, Inc.	288,800	4,731,959
Chugai Pharmaceutical Co., Ltd.	29,200	921,579
Daiichi Sankyo Co., Ltd.(a)	84,400	1,341,192
Eisai Co., Ltd.	33,500	2,382,783
Hisamitsu Pharmaceutical Co., Inc.	7,800	320,355
Kyowa Hakko Kirin Co., Ltd.	30,000	391,045
Mitsubishi Tanabe Pharma Corp.	30,700	526,670
Ono Pharmaceutical Co., Ltd.	10,800	1,218,715
Otsuka Holdings Co., Ltd.	51,600	1,614,237
Santen Pharmaceutical Co., Ltd.	51,000	743,877
Shionogi & Co., Ltd.	39,200	1,304,989
Sumitomo Dainippon Pharma Co., Ltd.(a)	21,000	248,729
Taisho Pharmaceutical Holdings Co., Ltd.	4,100	304,639
Takeda Pharmaceutical Co., Ltd.	106,500	5,316,257

		21,367,026

Professional Services 0.0%†
Recruit Holdings Co., Ltd.	19,000	592,828

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp.	101	347,809
Japan Real Estate Investment Corp.	169	794,906
Japan Retail Fund Investment Corp.	318	631,892
Nippon Building Fund, Inc.	184	903,904
Nippon Prologis REIT, Inc.	208	457,885
United Urban Investment Corp.	337	525,355

		3,661,751

Real Estate Management & Development 0.8%
Aeon Mall Co., Ltd.	14,630	289,719
Daito Trust Construction Co., Ltd.	9,600	1,071,991
Daiwa House Industry Co., Ltd.	80,000	1,576,821
Hulic Co., Ltd.	30,000	337,081
Mitsubishi Estate Co., Ltd.	171,000	3,965,826
Mitsui Fudosan Co., Ltd.	129,000	3,788,474
Nomura Real Estate Holdings, Inc.	16,200	291,749
NTT Urban Development Corp.	14,700	146,836
Sumitomo Realty & Development Co., Ltd.	48,000	1,728,066
Tokyo Tatemono Co., Ltd.	54,000	395,621
Tokyu Fudosan Holdings Corp.	64,400	439,245

		14,031,429

Road & Rail 0.9%
Central Japan Railway Co.	19,400	3,505,961
East Japan Railway Co.	44,876	3,596,094
Hankyu Hanshin Holdings, Inc.	148,000	914,256
Keikyu Corp.	59,000	471,597
Keio Corp.	82,000	642,228
Keisei Electric Railway Co., Ltd.	40,000	496,458
Kintetsu Corp.	237,000	869,525
Nagoya Railroad Co., Ltd.(a)	109,000	435,246

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Road & Rail (continued)
Nippon Express Co., Ltd.	123,000	$687,240
Odakyu Electric Railway Co., Ltd.	82,000	835,165
Tobu Railway Co., Ltd.	135,000	639,592
Tokyu Corp.	148,000	915,644
West Japan Railway Co.	22,900	1,200,656

		15,209,662

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.(a)	21,000	264,756
Rohm Co., Ltd.	12,800	874,661
Tokyo Electron Ltd.	23,400	1,623,112

		2,762,529

Software 0.2%
COLOPL, Inc.(a)	6,800	146,585
GungHo Online Entertainment, Inc.(a)	55,700	217,592
Konami Corp.	12,900	241,334
Nexon Co., Ltd.	14,500	154,412
Nintendo Co., Ltd.(a)	14,100	2,068,821
Oracle Corp. Japan	5,200	223,775
Trend Micro, Inc.	15,600	514,028

		3,566,547

Specialty Retail 0.3%
ABC-Mart, Inc.	3,600	210,547
Fast Retailing Co., Ltd.	7,300	2,822,604
Hikari Tsushin, Inc.	2,200	142,484
Nitori Holdings Co., Ltd.	9,200	622,781
Sanrio Co., Ltd.(a)	6,100	162,948
Shimamura Co., Ltd.	2,800	259,338
USS Co., Ltd.	29,100	502,836
Yamada Denki Co., Ltd.(a)	115,400	475,210

		5,198,748

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	32,000	508,412
Canon, Inc.	152,700	5,402,724
FUJIFILM Holdings Corp.	62,600	2,227,093
Konica Minolta, Inc.	62,000	628,329
NEC Corp.	336,000	986,974
Ricoh Co., Ltd.	97,800	1,063,422
Seiko Epson Corp.	38,400	680,116

		11,497,070

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	21,000	571,459

Tobacco 0.3%
Japan Tobacco, Inc.	147,800	4,672,677

Trading Companies & Distributors 0.7%
ITOCHU Corp.	218,200	2,361,334
Marubeni Corp.	219,400	1,268,460
Mitsubishi Corp.	185,700	3,731,425
Mitsui & Co., Ltd.	230,900	3,092,255
Sumitomo Corp.	153,600	1,639,060
Toyota Tsusho Corp.	27,600	730,230

		12,822,764

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	34,000	320,965
Mitsubishi Logistics Corp.	18,000	280,139

		601,104

Wireless Telecommunication Services 0.9%
KDDI Corp.	240,000	5,422,207
NTT DOCOMO, Inc.(a)	207,000	3,617,537
SoftBank Corp.	130,100	7,576,952

		16,616,696

		389,689,792

JERSEY, CHANNEL ISLANDS 0.0%†

Metals & Mining 0.0%†
Randgold Resources Ltd.	12,066	836,443

LUXEMBOURG 0.3%

Energy Equipment & Services 0.0%†
Tenaris SA	62,219	872,188

Media 0.2%
Altice SA*	11,445	1,241,084
RTL Group SA	4,916	472,724
SES SA, FDR	40,797	1,446,262

		3,160,070

Metals & Mining 0.1%
ArcelorMittal	132,635	$1,244,460

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	9,349	676,018

		5,952,736

MACAU 0.1%

Hotels, Restaurants & Leisure 0.1%
MGM China Holdings Ltd.	116,800	219,442
Sands China Ltd.	330,300	1,365,868
Wynn Macau Ltd.	200,800	433,953

		2,019,263

MEXICO 0.0%†

Metals & Mining 0.0%†
Fresnillo PLC	28,318	285,980

NETHERLANDS 3.5%

Air Freight & Logistics 0.0%†
TNT Express NV	56,937	361,653

Banks 0.4%
ING Groep NV, CVA*	522,945	7,660,087

Beverages 0.2%
Heineken Holding NV	13,604	936,151
Heineken NV	30,912	2,359,410

		3,295,561

Chemicals 0.2%
Akzo Nobel NV(a)	32,909	2,488,237
Koninklijke DSM NV	23,581	1,314,273

		3,802,510

Construction & Engineering 0.1%
Boskalis Westminster NV	11,689	576,135
OCI NV*	10,541	326,215

		902,350

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	439,622	$1,490,166

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	121,230	2,388,943

Industrial Conglomerates 0.2%
Koninklijke Philips NV	128,078	3,633,569

Insurance 0.2%
Aegon NV	247,757	1,956,205
Delta Lloyd NV	27,785	522,832
NN Group NV*	21,790	617,742

		3,096,779

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	32,927	826,283

Media 0.1%
Wolters Kluwer NV	40,401	1,319,282

Oil, Gas & Consumable Fuels 1.5%
Koninklijke Vopak NV	9,121	503,360
Royal Dutch Shell PLC, Class A	526,632	15,660,504
Royal Dutch Shell PLC, Class B	331,206	10,317,172

		26,481,036

Professional Services 0.1%
Randstad Holding NV	16,575	1,004,775

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding NV	47,278	4,793,020

Software 0.0%†
Gemalto NV	10,658	849,212

		61,905,226

NEW ZEALAND 0.1%

Construction Materials 0.1%
Fletcher Building Ltd.	91,225	572,956

Diversified Telecommunication Services 0.0%†
Spark New Zealand Ltd.(a)	242,633	539,605

Electric Utilities 0.0%†
Contact Energy Ltd.	53,930	240,821
Mighty River Power Ltd.(a)	95,982	222,263

		463,084

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.(a)	52,015	304,404

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.(a)	172,016	260,044

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	131,234	440,802

		2,580,895

NORWAY 0.6%

Banks 0.1%
DNB ASA	129,867	2,084,328

Chemicals 0.1%
Yara International ASA	23,793	1,208,040

Diversified Telecommunication Services 0.1%
Telenor ASA	103,788	2,094,482

Food Products 0.0%†
Orkla ASA	114,135	861,414

Insurance 0.0%†
Gjensidige Forsikring ASA	26,630	459,481

Metals & Mining 0.1%
Norsk Hydro ASA	177,911	935,160

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	150,546	2,661,865

		10,304,770

PORTUGAL 0.2%

Banks 0.0%†
Banco Comercial Portugues SA, Class R*(a)	4,487,047	461,338

Electric Utilities 0.1%
EDP - Energias de Portugal SA	308,561	1,155,606

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	32,647	410,822

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	57,527	622,115

		2,649,881

SINGAPORE 1.4%

Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.(a)	215,000	545,217

Airlines 0.0%†
Singapore Airlines Ltd.	73,866	643,118

Banks 0.6%
DBS Group Holdings Ltd.	238,500	3,536,444
Oversea-Chinese Banking Corp., Ltd.(a)	405,500	3,122,516
United Overseas Bank Ltd.	177,000	2,966,903

		9,625,863

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	15,000	448,034

Diversified Financial Services 0.1%
Singapore Exchange Ltd.	115,000	681,877

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,081,050	3,449,672

Food Products 0.1%
Golden Agri-Resources Ltd.	938,612	290,462
Wilmar International Ltd.	273,294	648,795

		939,257

Hotels, Restaurants & Leisure 0.0%†
Genting Singapore PLC	847,296	566,529

Industrial Conglomerates 0.1%
Keppel Corp., Ltd.(a)	205,400	1,345,790
Sembcorp Industries Ltd.	135,000	414,439

		1,760,229

Machinery 0.0%†
Sembcorp Marine Ltd.(a)	100,800	213,949

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SINGAPORE (continued)

Media 0.0%†
Singapore Press Holdings Ltd.(a)	208,000	$634,931

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust(a)	255,666	482,245
CapitaCommercial Trust(a)	252,000	324,377
CapitaMall Trust	313,200	501,408
Suntec Real Estate Investment Trust(a)	320,000	432,177

		1,740,207

Real Estate Management & Development 0.2%
CapitaLand Ltd.(a)	349,097	909,947
City Developments Ltd.	52,000	381,143
Global Logistic Properties Ltd.	441,000	851,172
UOL Group Ltd.	62,000	345,055

		2,487,317

Road & Rail 0.0%†
ComfortDelGro Corp., Ltd.	268,000	564,573

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	726,000	503,957

Wireless Telecommunication Services 0.0%†
StarHub Ltd.(a)	81,475	258,296

		25,063,026

SOUTH AFRICA 0.0%†

Capital Markets 0.0%†
Investec PLC	70,989	588,750

SPAIN 3.4%

Banks 1.6%
Banco Bilbao Vizcaya Argentaria SA	841,568	8,499,433
Banco de Sabadell SA(a)	484,684	1,184,256
Banco Popular Espanol SA	252,927	1,237,104
Banco Santander SA	1,902,396	14,261,068
Bankia SA*	629,760	877,647
Bankinter SA(a)	90,437	689,524
CaixaBank SA	311,803	1,478,711

		28,227,743

Biotechnology 0.0%†
Grifols SA	20,222	866,487

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	23,422	829,006
Ferrovial SA	56,370	1,198,542

		2,027,548

Diversified Telecommunication Services 0.5%
Telefonica SA	572,155	8,141,485

Electric Utilities 0.4%
Endesa SA	43,766	844,896
Iberdrola SA	693,430	4,471,620
Red Electrica Corp. SA	13,452	1,093,827

		6,410,343

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	82,080	640,549

Gas Utilities 0.1%
Enagas SA	25,271	722,621
Gas Natural SDG SA	48,650	1,092,296

		1,814,917

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A	61,638	2,641,625

Insurance 0.0%†
Mapfre SA	116,127	423,994

Machinery 0.0%†
Zardoya Otis SA	21,737	280,543

Oil, Gas & Consumable Fuels 0.2%
Repsol SA	143,282	2,667,244

Specialty Retail 0.3%
Inditex SA	146,761	4,711,863

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	53,607	968,923
Aena SA*(c)	8,287	833,230

		1,802,153

		60,656,494

SWEDEN 3.0%

Banks 0.8%
Nordea Bank AB	409,150	4,983,643
Skandinaviska Enskilda Banken AB, Class A(a)	204,352	2,385,142
Svenska Handelsbanken AB, Class A(a)	66,698	3,003,847
Swedbank AB, Class A(a)	121,063	2,890,225

		13,262,857

Building Products 0.2%
Assa Abloy AB, Class B	45,226	2,693,903

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	43,515	624,719

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	410,263	5,150,828

Construction & Engineering 0.1%
Skanska AB, Class B	50,685	1,136,323

Diversified Financial Services 0.2%
Industrivarden AB, Class C	20,390	382,570

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWEDEN (continued)

Diversified Financial Services (continued)
Investment AB Kinnevik, Class B	33,505	$1,118,474
Investor AB, Class B	60,674	2,415,239

		3,916,283

Diversified Telecommunication Services 0.1%
TeliaSonera AB	355,821	2,261,131

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	33,297	1,182,213

Food & Staples Retailing 0.0%†
ICA Gruppen AB	10,464	350,746

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B(a)	53,666	482,624
Getinge AB, Class B(a)	25,889	639,686

		1,122,310

Household Durables 0.1%
Electrolux AB Series B(a)	32,583	930,845
Husqvarna AB, Class B	53,842	390,009

		1,320,854

Household Products 0.1%
Svenska Cellulosa AB SCA, Class B	80,133	1,841,365

Machinery 0.6%
Alfa Laval AB	42,275	830,297
Atlas Copco AB, Class A	92,305	2,988,251
Atlas Copco AB, Class B	53,534	1,580,827
Sandvik AB	145,890	1,633,683
SKF AB, Class B(a)	54,550	1,408,536
Volvo AB, Class B	208,060	2,517,991

		10,959,585

Metals & Mining 0.0%†
Boliden AB	37,307	739,034

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*(a)	27,662	378,493

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	127,969	5,185,015

Tobacco 0.0%†
Swedish Match AB	25,133	738,978

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	42,802	511,946

		53,376,583

SWITZERLAND 9.7%

Beverages 0.0%†
Coca-Cola HBC AG, CDI*	25,385	456,637

Biotechnology 0.1%
Actelion Ltd. REG*	13,654	1,574,764

Building Products 0.1%
Geberit AG REG	5,040	1,886,047

Capital Markets 1.0%
Credit Suisse Group AG REG*	205,923	5,540,142
Julius Baer Group Ltd.*	30,829	1,540,952
Partners Group Holding AG	2,247	669,892
UBS Group AG*	496,015	9,300,833

		17,051,819

Chemicals 0.5%
EMS-Chemie Holding AG REG	1,189	483,494
Givaudan SA REG*	1,278	2,308,896
Sika AG - Bearer Shares	284	1,016,846
Syngenta AG REG	12,525	4,255,101

		8,064,337

Construction Materials 0.1%
Holcim Ltd. REG*	30,957	2,306,373

Diversified Financial Services 0.0%†
Pargesa Holding SA - Bearer Shares	3,802	266,823

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,163	1,834,193

Electrical Equipment 0.4%
ABB Ltd. REG*	297,292	6,306,755

Energy Equipment & Services 0.0%†
Transocean Ltd.(a)	52,452	755,670

Food Products 2.0%
Aryzta AG*	11,485	704,062
Barry Callebaut AG REG*	306	298,761
Chocoladefabriken Lindt & Sprungli AG	135	722,604
Chocoladefabriken Lindt & Sprungli AG REG	13	822,389
Nestle SA REG	435,466	32,791,653

		35,339,469

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG	7,617	1,056,879

Insurance 0.8%
Baloise Holding AG REG	6,381	843,294
Swiss Life Holding AG REG*	4,211	1,040,315
Swiss Re AG	47,473	4,579,149
Zurich Insurance Group AG*	20,225	6,836,095

		13,298,853

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	6,945	864,639

Machinery 0.1%
Schindler Holding AG REG	2,819	460,638
Schindler Holding AG - Participation Certificate	6,166	1,023,320
Sulzer AG REG*(a)	3,754	412,068

		1,896,026

Marine 0.1%
Kuehne + Nagel International AG REG	7,270	1,079,388

Metals & Mining 0.3%
Glencore PLC*	1,435,701	6,061,159

Pharmaceuticals 3.2%
Novartis AG REG	310,630	30,659,332
Roche Holding AG	94,884	26,073,374

		56,732,706

Professional Services 0.2%
Adecco SA REG*	22,855	1,899,788

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)

Professional Services (continued)
SGS SA REG	749	$1,428,056

		3,327,844

Real Estate Management & Development 0.0%†
Swiss Prime Site AG REG*	7,259	630,280

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV	86,388	805,052

Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA REG	70,504	5,665,059
Swatch Group AG (The) REG	6,342	531,543
Swatch Group AG (The) - Bearer Shares	4,151	1,755,485

		7,952,087

Trading Companies & Distributors 0.1%
Wolseley PLC	36,020	2,128,945

		171,676,745

UNITED KINGDOM 17.5%
Aerospace & Defense 0.5%
BAE Systems PLC	424,469	3,289,450
Cobham PLC	161,420	727,147
Meggitt PLC	107,318	872,351
Rolls-Royce Holdings PLC*	253,898	3,580,965

		8,469,913

Air Freight & Logistics 0.0%†
Royal Mail PLC	83,589	542,175

Airlines 0.1%
easyJet PLC	20,730	576,945
International Consolidated Airlines Group SA*	115,333	1,033,372

		1,610,317

Auto Components 0.1%
GKN PLC	219,931	1,166,596

Automobiles 0.1%
Fiat Chrysler Automobiles NV*	124,042	2,013,707

Banks 2.6%
Barclays PLC	2,221,228	8,017,584
HSBC Holdings PLC	2,592,093	22,088,323
Lloyds Banking Group PLC*	7,730,464	8,960,672
Royal Bank of Scotland Group PLC*	350,596	1,771,107
Standard Chartered PLC	333,917	5,408,358

		46,246,044

Beverages 0.9%
Diageo PLC	340,628	9,413,029
SABMiller PLC	130,965	6,860,180

		16,273,209

Capital Markets 0.2%
3i Group PLC	139,595	997,452
Aberdeen Asset Management PLC	120,531	820,009
Hargreaves Lansdown PLC	30,009	511,870
ICAP PLC	80,385	626,962
Schroders PLC	17,668	836,959

		3,793,252

Chemicals 0.1%
Croda International PLC	17,550	711,794
Johnson Matthey PLC	28,060	1,405,898

		2,117,692

Commercial Services & Supplies 0.1%
Aggreko PLC	35,692	807,371
Babcock International Group PLC	32,787	478,292
G4S PLC	204,811	897,774

		2,183,437

Containers & Packaging 0.0%†
Rexam PLC	100,429	860,711

Diversified Financial Services 0.1%
London Stock Exchange Group PLC	29,524	1,073,789

Diversified Telecommunication Services 0.4%
BT Group PLC	1,103,131	7,167,976
Inmarsat PLC	60,266	825,320

		7,993,296

Electric Utilities 0.2%
SSE PLC	133,965	2,973,079

Energy Equipment & Services 0.1%
Amec Foster Wheeler PLC	51,927	694,607
Petrofac Ltd.(a)	36,660	516,105
Subsea 7 SA	34,998	300,535

		1,511,247

Food & Staples Retailing 0.3%
J Sainsbury PLC	164,850	632,598
Tesco PLC	1,102,909	3,936,895
WM Morrison Supermarkets PLC(a)	272,704	779,372

		5,348,865

Food Products 1.1%
Associated British Foods PLC	47,653	1,988,710
Tate & Lyle PLC	69,516	615,021
Unilever NV, CVA	219,184	9,159,165
Unilever PLC	173,895	7,255,501

		19,018,397

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	123,952	2,113,576

Hotels, Restaurants & Leisure 0.5%
Compass Group PLC	225,953	3,922,376
InterContinental Hotels Group PLC	32,504	1,267,775
Merlin Entertainments PLC(c)	68,587	449,032
Whitbread PLC	24,717	1,919,274
William Hill PLC	113,181	621,507

		8,179,964

Household Durables 0.1%
Persimmon PLC(b)	42,694	60,166
Persimmon PLC*	42,694	1,052,127

		1,112,293

Household Products 0.4%
Reckitt Benckiser Group PLC	86,960	7,470,351

Industrial Conglomerates 0.0%†
Smiths Group PLC	52,870	874,431

Insurance 1.2%
Admiral Group PLC	28,979	656,162
Aviva PLC	400,219	3,202,906

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)

Insurance (continued)
Direct Line Insurance Group PLC	202,497	$955,582
Legal & General Group PLC	803,317	3,308,338
Old Mutual PLC	652,422	2,141,684
Prudential PLC	348,303	8,643,294
RSA Insurance Group PLC	141,213	880,184
Standard Life PLC	265,380	1,864,744

		21,652,894

Machinery 0.2%
CNH Industrial NV	125,498	1,028,493
IMI PLC	35,273	665,611
Melrose Industries PLC	129,308	531,083
Weir Group PLC (The)	28,551	720,444

		2,945,631

Media 0.9%
ITV PLC	511,548	1,915,260
Pearson PLC	109,236	2,351,160
Reed Elsevier NV	95,039	2,368,143
Reed Elsevier PLC	154,361	2,654,689
Sky PLC	137,764	2,026,782
WPP PLC	176,708	4,013,149

		15,329,183

Metals & Mining 0.7%
Anglo American PLC(a)	186,344	2,783,042
Antofagasta PLC	51,942	561,924
Rio Tinto Ltd.	59,111	2,561,280
Rio Tinto PLC	172,407	7,109,525

		13,015,771

Multiline Retail 0.2%
Marks & Spencer Group PLC	222,031	1,756,014
Next PLC	20,556	2,137,793

		3,893,807

Multi-Utilities 0.5%
Centrica PLC	676,723	2,531,151
National Grid PLC	510,584	6,564,094

		9,095,245

Oil, Gas & Consumable Fuels 1.2%
BG Group PLC	460,785	5,655,554
BP PLC	2,456,483	15,923,326
Tullow Oil PLC	126,903	532,004

		22,110,884

Pharmaceuticals 1.5%
AstraZeneca PLC	170,134	11,674,334
GlaxoSmithKline PLC	655,878	15,098,274

		26,772,608

Professional Services 0.1%
Capita PLC	88,091	1,456,214
Intertek Group PLC	23,346	864,754

		2,320,968

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC (The)	130,963	1,614,105
Hammerson PLC	103,452	1,018,812
Intu Properties PLC	118,987	613,438
Land Securities Group PLC	105,270	1,954,367
Segro PLC	97,198	600,217

		5,800,939

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	189,422	3,076,455

Software 0.1%
Sage Group PLC (The)	142,075	981,416

Specialty Retail 0.2%
Dixons Carphone PLC	139,264	851,716
Kingfisher PLC	323,250	1,823,800
Sports Direct International PLC*	34,062	306,127

		2,981,643

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	58,581	$1,504,389

Tobacco 1.1%
British American Tobacco PLC	251,891	13,043,934
Imperial Tobacco Group PLC	129,301	5,671,953

		18,715,887

Trading Companies & Distributors 0.2%
Ashtead Group PLC	67,338	1,079,952
Bunzl PLC	47,386	1,284,704
Travis Perkins PLC	35,229	1,017,169

		3,381,825

Water Utilities 0.1%
Severn Trent PLC	31,667	965,291
United Utilities Group PLC	93,729	1,296,016

		2,261,307

Wireless Telecommunication Services 0.7%
Vodafone Group PLC	3,571,172	11,686,037

		310,473,230

UNITED STATES 0.1%

Hotels, Restaurants & Leisure 0.1%
Carnival PLC	24,772	1,211,363

Total Common Stocks (cost $1,437,554,196)		1,740,797,589

Preferred Stocks 0.7%

GERMANY 0.7%

Automobiles 0.5%
Bayerische Motoren Werke AG - Preference Shares	7,045	650,716
Porsche Automobil Holding SE - Preference Shares	21,248	2,080,783
Volkswagen AG - Preference Shares	21,941	5,818,808

		8,550,307

Chemicals 0.0%†
Fuchs Petrolub SE - Preference Shares	9,282	370,226

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Preferred Stocks (continued)

	Shares	Market Value
GERMANY (continued)

Household Products 0.2%
Henkel AG & Co. KGaA	24,488	$2,876,393

Total Preferred Stocks (cost $6,865,406)		11,796,926

Rights 0.0%†

	Number of Rights
AUSTRIA 0.0%†

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG, expiring*(b)	51,561	0

SPAIN 0.0%†

Banks 0.0%†
Banco Bilbao Vizcaya Argentaria SA, expiring 04/14/2015*	841,568	121,256
Banco de Sabadell SA, expiring 04/17/15*(a)	484,684	122,993

		244,249

Diversified Telecommunication Services 0.0%†
Telefonica SA, expiring 04/12/15*	572,155	92,282

		336,531

Total Rights (cost $—)		336,531

Repurchase Agreements 4.4%

	Principal Amount
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $5,914,449, collateralized by U.S. Government Agency Securities, ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45; total market value $6,032,716.(d)	$5,914,427	5,914,427
BNP Paribas Securities Corp., 0.07%, dated 03/25/15, due 04/01/15, repurchase price $25,000,340, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 04/15/16 - 05/15/44; total market value $25,500,010.(d)	24,930,696	24,930,696
BNP Paribas Securities Corp., 0.12%, dated 03/31/15, due 04/01/15, repurchase price $20,000,067, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 6.63%, maturing 06/22/15 - 05/04/37; total market value $20,400,006.(d)	20,000,000	20,000,000
Citigroup Global Markets, Inc., 0.08%, dated 04/01/15, due 05/05/15, repurchase price $8,000,818, collateralized by U.S. Government Agency Securities, ranging from 0.42% - 31.10%, maturing 12/15/15 - 09/16/52; total market value $8,160,000.(d)	8,000,000	8,000,000
Goldman Sachs & Co., 0.15%, dated 03/31/15, due 04/01/15, repurchase price $20,000,083, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 8.00%, maturing 12/20/22 - 03/20/45; total market value $20,400,000.(d)	20,000,000	20,000,000

Total Repurchase Agreements (cost $78,845,123)		78,845,123

Total Investments (cost $1,523,264,725)(e) — 103.1%		1,831,776,169
Liabilities in excess of other assets — (3.1)%		(55,838,763)

NET ASSETS — 100.0%		$1,775,937,406

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $77,249,685, which was collateralized by repurchase agreements with a value of $78,845,123 and $4,217,592 of collateral in the form of U.S. Government Treasury Securities, interest rate 0.00%, and maturity dates ranging from 04/02/15 - 01/07/16, a total value of $83,062,715

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

(b)	Fair valued security.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2015 was $1,564,280 which represents 0.09% of net assets.
(d)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $78,845,123.
(e)	At March 31, 2015, the tax basis cost of the Fund’s investments was $1,579,008,964, tax unrealized appreciation and depreciation were $374,274,193 and $(121,506,988), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
Abp	Public Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
FDR	Fiduciary Depositary Receipt
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SC	Partnership with full liability
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

At March 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
151	DJ Euro Stoxx 50	06/19/15	$5,895,391	$20,960
48	FTSE 100 Index	06/19/15	4,789,839	(76,184)
44	SGX Nikkei 225 Index	06/11/15	3,533,831	(26,850)
29	SPI 200 Index	06/18/15	3,250,227	(31,363)

			$17,469,288	$(113,437)

At March 31, 2015, the Fund had $1,114,135 segregated in foreign currency as collateral with the broker for open futures contracts.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$18,933,880	$—	$18,933,880
Air Freight & Logistics	—	7,018,565	—	7,018,565
Airlines	227,018	4,176,254	—	4,403,272
Auto Components	—	22,807,195	—	22,807,195
Automobiles	—	69,529,969	—	69,529,969
Banks	—	233,966,202	—	233,966,202
Beverages	—	42,988,899	—	42,988,899
Biotechnology	—	6,915,415	—	6,915,415
Building Products	—	11,660,792	—	11,660,792
Capital Markets	—	36,041,221	—	36,041,221
Chemicals	—	62,359,659	—	62,359,659
Commercial Services & Supplies	—	10,064,509	—	10,064,509
Communications Equipment	—	10,430,889	—	10,430,889
Construction & Engineering	—	11,828,256	—	11,828,256
Construction Materials	—	10,960,185	—	10,960,185
Consumer Finance	—	949,146	—	949,146
Containers & Packaging	—	2,923,398	—	2,923,398
Distributors	—	448,034	—	448,034
Diversified Consumer Services	—	264,248	—	264,248
Diversified Financial Services	341,193	18,695,646	—	19,036,839
Diversified Telecommunication Services	836,707	55,981,923	—	56,818,630
Electric Utilities	—	28,109,816	—	28,109,816
Electrical Equipment	—	22,918,705	—	22,918,705
Electronic Equipment, Instruments & Components	—	23,171,207	—	23,171,207
Energy Equipment & Services	—	4,962,291	—	4,962,291
Food & Staples Retailing	—	29,774,270	—	29,774,270
Food Products	—	69,567,626	—	69,567,626
Gas Utilities	—	9,546,518	—	9,546,518
Health Care Equipment & Supplies	711,962	12,142,782	—	12,854,744
Health Care Providers & Services	—	9,363,864	—	9,363,864
Health Care Technology	—	530,372	—	530,372

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	—	21,433,647	—	21,433,647
Household Durables	—	15,099,181	—	15,099,181
Household Products	—	12,249,286	—	12,249,286
Independent Power and Renewable Electricity	—		—
Producers	—	1,266,189	—	1,266,189
Industrial Conglomerates	—	25,300,484	—	25,300,484
Information Technology Services	—	9,065,447	—	9,065,447
Insurance	—	100,390,882	—	100,390,882
Internet & Catalog Retail	—	1,877,028	—	1,877,028
Internet Software & Services	—	2,081,341	—	2,081,341
Leisure Products	—	2,992,744	—	2,992,744
Life Sciences Tools & Services	—	1,690,922	—	1,690,922
Machinery	—	45,704,893	—	45,704,893
Marine	—	5,288,251	—	5,288,251
Media	1,944,012	27,370,588	—	29,314,600
Metals & Mining	—	51,012,645	—	51,012,645
Multiline Retail	—	6,776,017	—	6,776,017
Multi-Utilities	—	21,363,002	—	21,363,002
Oil, Gas & Consumable Fuels	—	84,824,604	—	84,824,604
Paper & Forest Products	—	2,598,406	—	2,598,406
Personal Products	—	11,810,525	—	11,810,525
Pharmaceuticals	—	169,308,462	—	169,308,462
Professional Services	—	10,948,361	—	10,948,361
Real Estate Investment Trusts (REITs)	—	28,568,656	—	28,568,656
Real Estate Management & Development	—	36,198,451	—	36,198,451
Road & Rail	—	19,167,938	—	19,167,938
Semiconductors & Semiconductor Equipment	—	13,574,205	—	13,574,205
Software	—	16,012,925	—	16,012,925
Specialty Retail	—	18,077,269	—	18,077,269
Technology Hardware, Storage & Peripherals	—	11,497,070	—	11,497,070
Textiles, Apparel & Luxury Goods	—	28,448,798	—	28,448,798
Tobacco	—	24,127,542	—	24,127,542
Trading Companies & Distributors	—	20,713,175	—	20,713,175
Transportation Infrastructure	833,230	8,022,497	—	8,855,727
Water Utilities	—	2,261,307	—	2,261,307
Wireless Telecommunication Services	—	29,748,993	—	29,748,993

Total Common Stocks	$4,894,122	$1,735,903,467	—	$1,740,797,589

Preferred Stocks	—	11,796,926	—	11,796,926
Repurchase Agreements	—	78,845,123	—	78,845,123
Rights	336,531	—	—	336,531
Futures Contracts	$20,960	$—	$—	$20,960

Total Assets	$5,251,613	$1,826,545,516	$—	$1,831,797,129

Liabilities:
Futures Contracts	(134,397)			(134,397)

Total Liabilities	$(134,397)	$—	$—	$(134,397)

Total	$5,117,216	$1,826,545,516	$—	$1,831,662,732

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the period ended March 31, 2015, the Fund held one common stock and one rights investments that were categorized as Level 3 investments which were both valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT International Index Fund (Continued)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015.

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$20,960

Total		$20,960

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(134,397)

Total		$(134,397)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 90.0%
NVIT International Index Fund, Class Y(a)	9,391,211	$89,216,508
NVIT Mid Cap Index Fund, Class Y(a)	1,595,017	42,140,337
NVIT S&P 500 Index Fund, Class Y(a)	8,273,276	119,466,104
NVIT Small Cap Index Fund, Class Y(a)	2,685,882	38,918,430

Total Equity Funds (cost $205,553,266)		289,741,379

Fixed Income Funds 10.1%
Nationwide Core Plus Bond Fund, Institutional Class(a)	1,251,915	12,982,359
NVIT Bond Index Fund, Class Y(a)	1,793,972	19,500,471

Total Fixed Income Funds (cost $32,009,442)		32,482,830

Total Mutual Funds (cost $237,562,708)		322,224,209

Total Investments (cost $237,562,708)(b) — 100.1%		322,224,209
Liabilities in excess of other assets — (0.1)%		(174,638)

NET ASSETS — 100.0%		$322,049,571

(a)	Investment in affiliate.
(b)	At March 31, 2015, the tax basis cost of the Fund’s investments was $248,526,232, tax unrealized appreciation and depreciation were $73,697,977 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Investor Destinations Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Investor Destinations Balanced Fund

Mutual Funds 88.0%

	Shares	Market Value
Equity Funds 50.0%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	2,802,282	$38,867,650
NVIT International Index Fund, Class Y(a)	19,318,180	183,522,708
NVIT Mid Cap Index Fund, Class Y(a)	4,514,631	119,276,551
NVIT S&P 500 Index Fund, Class Y(a)	18,173,509	262,425,468
NVIT Small Cap Index Fund, Class Y(a)	3,706,540	53,707,770

Total Equity Funds (cost $505,147,416)		657,800,147

Fixed Income Funds 38.0%
Nationwide Core Plus Bond Fund, Institutional Class(a)	6,312,712	65,462,823
NVIT Bond Index Fund, Class Y(a)	27,886,279	303,123,848
NVIT Short Term Bond Fund, Class Y(a)	12,527,048	131,283,466

Total Fixed Income Funds (cost $496,548,584)		499,870,137

Total Mutual Funds (cost $1,001,696,000)		1,157,670,284

Fixed Contract 12.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)(c)	$157,543,493	157,543,493

Total Fixed Contract (cost $157,543,493)		157,543,493

Total Investments (cost $1,159,239,493)(d) — 100.0%		1,315,213,777
Liabilities in excess of other assets — 0.0%†		(621,526)

NET ASSETS — 100.0%		$1,314,592,251

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2015, the tax basis cost of the Fund’s investments was $1,159,607,020, tax unrealized appreciation and depreciation were $156,160,870 and $(554,113), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Investor Destinations Balanced Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$157,543,493	$157,543,493
Mutual Funds	1,157,670,284	—	—	1,157,670,284

Total	$1,157,670,284	$—	$157,543,493	$1,315,213,777

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/14	$149,115,183	$149,115,183
Interest Income from Affiliates	1,296,112	1,296,112
Purchases	7,132,198	7,132,198
Sales	—	—
Change in Net Appreciation/(Depreciation)	—	—

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Investor Destinations Balanced Fund (Continued)

	Fixed Contract	Total
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/15	$157,543,493	$157,543,493

Amounts designated as “—” are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 03/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$157,543,493	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate its’ investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Mutual Funds 95.0%

	Shares	Market Value
Equity Funds 70.2%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	2,322,922	$32,218,922
NVIT International Index Fund, Class Y(a)	32,505,156	308,798,980
NVIT Mid Cap Index Fund, Class Y(a)	6,625,276	175,039,794
NVIT S&P 500 Index Fund, Class Y(a)	33,182,614	479,156,946
NVIT Small Cap Index Fund, Class Y(a)	6,677,225	96,752,987

Total Equity Funds (cost $792,979,238)		1,091,967,629

Fixed Income Funds 24.8%
Nationwide Core Plus Bond Fund, Institutional Class(a)	7,437,811	77,130,095
NVIT Bond Index Fund, Class Y(a)	21,399,831	232,616,169
NVIT Short Term Bond Fund, Class Y(a)	7,232,655	75,798,224

Total Fixed Income Funds (cost $384,061,908)		385,544,488

Total Mutual Funds (cost $1,177,041,146)		1,477,512,117

Fixed Contract 5.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)(c)	$77,283,263	77,283,263

Total Fixed Contract (cost $77,283,263)		77,283,263

Total Investments (cost $1,254,324,409)(d) — 100.0%		1,554,795,380
Liabilities in excess of other assets — 0.0%†		(747,315)

NET ASSETS — 100.0%		$1,554,048,065

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2015, the tax basis cost of the Fund’s investments was $1,254,490,458, tax unrealized appreciation and depreciation were $301,058,735 and $(753,813), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$77,283,263	$77,283,263
Mutual Funds	1,477,512,117	—	—	1,477,512,117

Total	$1,477,512,117	$—	$77,283,263	$1,554,795,380

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund (Continued)

	Fixed Contract	Total
Balance as of 12/31/14	$76,630,517	$76,630,517
Interest Income from Affiliates	652,746	652,746
Purchases	—	—
Sales	—	—
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/15	$77,283,263	$77,283,263

Amounts designated as “—” are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 03/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$77,283,263	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate its’ investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Investor Destinations Conservative Fund

Mutual Funds 78.0%

	Shares	Market Value
Equity Funds 20.0%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	1,654,788	$22,951,915
NVIT International Index Fund, Class Y(a)	4,032,098	38,304,928
NVIT Mid Cap Index Fund, Class Y(a)	874,105	23,093,844
NVIT S&P 500 Index Fund, Class Y(a)	4,247,538	61,334,449
NVIT Small Cap Index Fund, Class Y(a)	537,921	7,794,481

Total Equity Funds (cost $126,839,737)		153,479,617

Fixed Income Funds 56.0%
Nationwide Core Plus Bond Fund, Institutional Class(a)	2,969,800	30,796,830
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	4,791,669	46,000,026
NVIT Bond Index Fund, Class Y(a)	21,199,878	230,442,674
NVIT Short Term Bond Fund, Class Y(a)	11,719,428	122,819,609

Total Fixed Income Funds (cost $428,599,661)		430,059,139

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00%*(a)(b)	15,386,153	15,386,153

Total Money Market Fund (cost $15,386,153)		15,386,153

Total Mutual Funds (cost $570,825,551)		598,924,909

Fixed Contract 22.0%

	Principal Amount
Nationwide Fixed Contract, 3.50%(a)(c)(d)	$168,805,542	168,805,542

Total Fixed Contract (cost $168,805,542)		168,805,542

Total Investments (cost $739,631,093)(e) — 100.0%		767,730,451
Liabilities in excess of other assets — 0.0%†		(379,306)

NET ASSETS — 100.0%		$767,351,145

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2015.
(c)	Fair valued security.
(d)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(e)	At March 31, 2015, the tax basis cost of the Fund’s investments was $739,730,916, tax unrealized appreciation and depreciation were $28,724,707 and $(725,172), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Investor Destinations Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$168,805,542	$168,805,542
Mutual Funds	598,924,909	—	—	598,924,909

Total	$598,924,909	$—	$168,805,542	$767,730,451

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Investor Destinations Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/14	$170,084,202	$170,084,202
Interest Income from Affiliates	1,441,293	1,441,293
Purchases	1,274,026	1,274,026
Sales	(3,993,979)	(3,993,979)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/15	$168,805,542	$168,805,542

Amounts designated as “—” are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 03/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$168,805,542	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate its’ investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Investor Destinations Managed Growth and Income Fund

Mutual Funds 96.1%

	Shares	Market Value
Equity Funds 48.9%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	646,173	$8,962,416
NVIT International Index Fund, Class Y(a)	4,105,167	38,999,086
NVIT Mid Cap Index Fund, Class Y(a)	1,065,439	28,148,903
NVIT S&P 500 Index Fund, Class Y(a)	4,216,439	60,885,380
NVIT Small Cap Index Fund, Class Y(a)	860,821	12,473,294

Total Equity Funds (cost $142,610,495)		149,469,079

Fixed Income Funds 47.2%
Nationwide Core Plus Bond Fund, Institutional Class(a)	1,399,225	14,509,960
NVIT Bond Index Fund, Class Y(a)	6,183,162	67,210,968
NVIT Short Term Bond Fund, Class Y(a)	5,953,486	62,392,532

Total Fixed Income Funds (cost $143,111,063)		144,113,460

Total Mutual Funds (cost $285,721,558)		293,582,539

Total Investments (cost $285,721,558)(b) — 96.1%		293,582,539
Other assets in excess of liabilities — 3.9%		12,066,074

NET ASSETS — 100.0%		$305,648,613

(a)	Investment in affiliate.
(b)	At March 31, 2015, the tax basis cost of the Fund’s investments was $285,808,715, tax unrealized appreciation and depreciation were $8,706,408 and $(932,584), respectively.

At March 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
48	Mini MSCI EAFE	06/19/15	$4,391,760	$32,391
11	Russell 2000 Mini Future	06/19/15	1,373,790	28,814
86	S&P 500 E-Mini	06/19/15	8,861,440	47,713
20	S&P MID 400 E-Mini	06/19/15	3,039,600	50,204

			$17,666,590	$159,122

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Investor Destinations Managed Growth and Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Investor Destinations Managed Growth and Income Fund (Continued)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging instruments as of March 31, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$159,122

Total		$159,122

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Mutual Funds 96.9%

	Shares	Market Value
Equity Funds 59.0%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	799,682	$11,091,583
NVIT International Index Fund, Class Y(a)	8,709,724	82,742,379
NVIT Mid Cap Index Fund, Class Y(a)	2,197,929	58,069,286
NVIT S&P 500 Index Fund, Class Y(a)	10,569,699	152,626,454
NVIT Small Cap Index Fund, Class Y(a)	1,997,556	28,944,581

Total Equity Funds (cost $317,340,194)		333,474,283

Fixed Income Funds 37.9%
Nationwide Core Plus Bond Fund, Institutional Class(a)	2,597,869	26,939,901
NVIT Bond Index Fund, Class Y(a)	9,482,686	103,076,796
NVIT Short Term Bond Fund, Class Y(a)	8,040,554	84,265,002

Total Fixed Income Funds (cost $212,601,581)		214,281,699

Total Mutual Funds (cost $529,941,775)		547,755,982

Total Investments (cost $529,941,775)(b) — 96.9%		547,755,982
Other assets in excess of liabilities — 3.1%		17,519,108

NET ASSETS — 100.0%		$565,275,090

(a)	Investment in affiliate.
(b)	At March 31, 2015, the tax basis cost of the Fund’s investments was $530,031,665, tax unrealized appreciation and depreciation were $19,593,979 and $(1,869,662), respectively.

At March 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
174	Mini MSCI EAFE	06/19/15	$15,920,130	$(118,024)
45	Russell 2000 Mini Future	06/19/15	5,620,050	21,284
295	S&P 500 E-Mini	06/19/15	30,396,800	(240,175)
65	S&P MID 400 E-Mini	06/19/15	9,878,700	30,869

			$61,815,680	$(306,046)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity risk in the normal course of pursuing its investment objectives in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$52,153

Total		$52,153

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(358,199)

Total		$(358,199)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Investor Destinations Moderate Fund

Mutual Funds 92.0%

	Shares	Market Value
Equity Funds 59.9%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	4,540,766	$62,980,425
NVIT International Index Fund, Class Y(a)	52,257,129	496,442,729
NVIT Mid Cap Index Fund, Class Y(a)	11,919,475	314,912,523
NVIT S&P 500 Index Fund, Class Y(a)	58,512,090	844,914,585
NVIT Small Cap Index Fund, Class Y(a)	10,912,186	158,117,571

Total Equity Funds (cost $1,161,264,851)		1,877,367,833

Fixed Income Funds 32.1%
Nationwide Core Plus Bond Fund, Institutional Class(a)	15,287,150	158,527,744
NVIT Bond Index Fund, Class Y(a)	54,832,064	596,024,540
NVIT Short Term Bond Fund, Class Y(a)	24,064,365	252,194,542

Total Fixed Income Funds (cost $986,940,207)		1,006,746,826

Total Mutual Funds (cost $2,148,205,058)		2,884,114,659

Fixed Contract 8.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)(c)	$252,194,542	252,194,542

Total Fixed Contract (cost $252,194,542)		252,194,542

Total Investments (cost $2,400,399,600)(d) — 100.0%		3,136,309,201
Liabilities in excess of other assets — 0.0%†		(1,524,988)

NET ASSETS — 100.0%		$3,134,784,213

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2015, the tax basis cost of the Fund’s investments was $2,434,586,828, tax unrealized appreciation and depreciation were $702,744,852 and $(1,022,479), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Investor Destinations Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$252,194,542	$252,194,542
Mutual Funds	2,884,114,659	—	—	2,884,114,659

Total	$2,884,114,659	$—	$252,194,542	$3,136,309,201

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Investor Destinations Moderate Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/14	$253,374,279	$253,374,279
Interest Income from Affiliates	2,145,089	2,145,089
Purchases	—	—
Sales	(3,324,826)	(3,324,826)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/15	$252,194,542	$252,194,542

Amounts designated as “—” are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 03/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$252,194,542	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate its’ investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 98.1%

	Shares	Market Value
Equity Funds 80.0%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	1,024,464	$14,209,309
NVIT International Index Fund, Class Y(a)	36,686,645	348,523,129
NVIT Mid Cap Index Fund, Class Y(a)	6,365,504	168,176,610
NVIT S&P 500 Index Fund, Class Y(a)	32,968,031	476,058,366
NVIT Small Cap Index Fund, Class Y(a)	7,743,141	112,198,109

Total Equity Funds (cost $748,434,001)		1,119,165,523

Fixed Income Funds 18.1%
Nationwide Core Plus Bond Fund, Institutional Class(a)	5,435,395	56,365,049
NVIT Bond Index Fund, Class Y(a)	14,132,664	153,622,057
NVIT Short Term Bond Fund, Class Y(a)	4,029,101	42,224,982

Total Fixed Income Funds (cost $249,067,976)		252,212,088

Total Mutual Funds (cost $997,501,977)		1,371,377,611

Fixed Contract 2.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)(c)	$28,230,357	28,230,357

Total Fixed Contract (cost $28,230,357)		28,230,357

Total Investments (cost $1,025,732,334)(d) — 100.1%		1,399,607,968
Liabilities in excess of other assets — (0.1)%		(705,529)

NET ASSETS — 100.0%		$1,398,902,439

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2015, the tax basis cost of the Fund’s investments was $1,058,304,552, tax unrealized appreciation and depreciation were $341,820,828 and $(517,412), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$28,230,357	$28,230,357
Mutual Funds	1,371,377,611	—	—	1,371,377,611

Total	$1,371,377,611	$—	$28,230,357	$1,399,607,968

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund (Continued)

	Fixed Contract	Total
Balance as of 12/31/14	$28,582,480	$28,582,480
Interest Income from Affiliates	241,333	241,333
Purchases	—	—
Sales	(593,456)	(593,456)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/15	$28,230,357	$28,230,357

Amounts designated as “—” are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 03/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$28,230,357	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate its’ investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 85.0%

	Shares	Market Value
Equity Funds 39.8%
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	2,126,210	$29,490,526
NVIT International Index Fund, Class Y(a)	10,315,095	97,993,402
NVIT Mid Cap Index Fund, Class Y(a)	2,632,015	69,537,835
NVIT S&P 500 Index Fund, Class Y(a)	12,268,811	177,161,624
NVIT Small Cap Index Fund, Class Y(a)	1,386,440	20,089,521

Total Equity Funds (cost $265,003,442)		394,272,908

Fixed Income Funds 45.2%
Nationwide Core Plus Bond Fund, Institutional Class(a)	3,866,767	40,098,369
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	3,109,548	29,851,664
NVIT Bond Index Fund, Class Y(a)	23,745,573	258,114,373
NVIT Short Term Bond Fund, Class Y(a)	11,355,542	119,006,083

Total Fixed Income Funds (cost $439,699,073)		447,070,489

Total Mutual Funds (cost $704,702,515)		841,343,397

Fixed Contract 15.0%

	Principal Amount
Nationwide Fixed Contract, 3.50%(a)(b)(c)	$148,362,724	148,362,724

Total Fixed Contract (cost $148,362,724)		148,362,724

Total Investments (cost $853,065,239)(d) — 100.0%		989,706,121
Liabilities in excess of other assets — 0.0%†		(486,349)

NET ASSETS — 100.0%		$989,219,772

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2015, the tax basis cost of the Fund’s investments was $860,492,576, tax unrealized appreciation and depreciation were $129,915,391 and $(701,846), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$148,362,724	$148,362,724
Mutual Funds	841,343,397	—	—	841,343,397

Total	$841,343,397	$—	$148,362,724	$989,706,121

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/14	$148,154,438	$148,154,438
Interest Income from Affiliates	1,258,757	1,258,757
Purchases	—	—
Sales	(1,050,471)	(1,050,471)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/15	$148,362,724	$148,362,724

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund (Continued)

Amounts designated as “—” are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 03/31/15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$148,362,724	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate its’ investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks 99.8%

	Shares	Market Value
Aerospace & Defense 5.7%
Honeywell International, Inc.	277,851	$28,982,638
Precision Castparts Corp.	90,024	18,905,040
Raytheon Co.	139,661	15,257,964
United Technologies Corp.	163,007	19,104,420

		82,250,062

Air Freight & Logistics 1.1%
FedEx Corp.	91,802	15,188,641

Auto Components 0.9%
Delphi Automotive PLC	158,538	12,641,820

Automobiles 0.5%
Tesla Motors, Inc.*	40,990	7,737,682

Beverages 4.1%
Coca-Cola Enterprises, Inc.	439,350	19,419,270
PepsiCo, Inc.	415,618	39,741,393

		59,160,663

Biotechnology 6.9%
Alexion Pharmaceuticals, Inc.*	100,968	17,497,754
Biogen, Inc.*	62,979	26,592,253
Celgene Corp.*	207,831	23,958,758
Regeneron Pharmaceuticals, Inc.*	32,916	14,860,916
Vertex Pharmaceuticals, Inc.*	139,940	16,508,722

		99,418,403

Capital Markets 2.4%
Ameriprise Financial, Inc.	136,158	17,814,913
BlackRock, Inc.	46,800	17,121,312

		34,936,225

Chemicals 2.0%
Dow Chemical Co. (The)	304,055	14,588,559
Praxair, Inc.	121,290	14,644,554

		29,233,113

Commercial Services & Supplies 1.3%
Tyco International PLC	437,695	18,847,147

Construction Materials 1.0%
Martin Marietta Materials, Inc.	103,776	14,507,885

Diversified Financial Services 1.3%
Intercontinental Exchange, Inc.	82,206	19,176,194

Diversified Telecommunication Services 2.1%
Verizon Communications, Inc.	610,953	29,710,644

Energy Equipment & Services 1.8%
Schlumberger Ltd.	318,624	26,585,987

Food & Staples Retailing 1.4%
CVS Health Corp.	199,823	20,623,732

Food Products 2.6%
ConAgra Foods, Inc.	466,954	17,057,830
Mondelez International, Inc., Class A	552,117	19,925,902

		36,983,732

Health Care Equipment & Supplies 1.0%
Boston Scientific Corp.*	835,128	14,823,522

Health Care Providers & Services 3.1%
McKesson Corp.	108,300	24,497,460
UnitedHealth Group, Inc.	166,159	19,654,948

		44,152,408

Industrial Conglomerates 1.2%
Danaher Corp.	200,681	17,037,817

Information Technology Services 4.9%
Accenture PLC, Class A	151,532	14,197,033
Cognizant Technology Solutions Corp., Class A*	278,117	17,351,720
Visa, Inc., Class A	594,684	38,898,280

		70,447,033

Insurance 1.3%
Marsh & McLennan Cos., Inc.	332,660	18,658,899

Internet & Catalog Retail 1.7%
Priceline Group, Inc. (The)*	20,641	24,029,220

Internet Software & Services 8.8%
Akamai Technologies, Inc.*	190,492	13,533,504
Facebook, Inc., Class A*	513,465	42,214,525
Google, Inc., Class A*	49,655	27,543,628
Google, Inc., Class C*	49,655	27,210,940
LinkedIn Corp.,Class A*	64,415	16,094,732

		126,597,329

Life Sciences Tools & Services 1.0%
Illumina, Inc.*	80,668	14,975,208

Machinery 1.2%
Cummins, Inc.	124,312	17,234,616

Media 5.1%
AMC Networks, Inc., Class A*	163,367	12,520,447
CBS Corp. Non-Voting Shares, Class B	303,724	18,414,786
Comcast Corp., Class A	491,865	27,775,617
Interpublic Group of Cos., Inc. (The)	692,793	15,324,581

		74,035,431

Multiline Retail 1.9%
Dollar General Corp.*	179,529	13,532,896
Dollar Tree, Inc.*	173,232	14,056,911

		27,589,807

Oil, Gas & Consumable Fuels 2.4%
EOG Resources, Inc.	216,365	19,838,507
Kinder Morgan, Inc.	347,407	14,611,938

		34,450,445

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Personal Products 1.5%
Estee Lauder Cos., Inc. (The), Class A	265,603	$22,087,545

Pharmaceuticals 4.3%
Actavis PLC*	91,606	27,263,778
Bristol-Myers Squibb Co.	297,059	19,160,305
Perrigo Co. PLC	95,165	15,754,566

		62,178,649

Real Estate Investment Trusts (REITs) 1.3%
American Tower Corp.	194,593	18,320,931

Semiconductors & Semiconductor Equipment 0.7%
Avago Technologies Ltd.	77,092	9,789,142

Software 7.7%
Adobe Systems, Inc.*	206,188	15,245,541
Fortinet, Inc.*	375,368	13,119,111
Intuit, Inc.	252,127	24,446,234
Oracle Corp.	798,333	34,448,069
salesforce.com, Inc.*	345,153	23,059,672

		110,318,627

Specialty Retail 3.7%
Home Depot, Inc. (The)	321,060	36,475,627
Ulta Salon Cosmetics & Fragrance, Inc.*	112,038	16,900,932

		53,376,559

Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc.	877,895	109,236,475

Textiles, Apparel & Luxury Goods 4.3%
Hanesbrands, Inc.	431,466	14,458,426
Michael Kors Holdings Ltd.*	225,607	14,833,660
NIKE, Inc., Class B	229,451	23,020,819
Under Armour, Inc., Class A*	114,498	9,245,713

		61,558,618

Total Investments (cost $1,078,667,120)(a) — 99.8%		1,437,900,211
Other assets in excess of liabilities — 0.2%		2,180,051

NET ASSETS — 100.0%		$1,440,080,262

*	Denotes a non-income producing security.
(a)	At March 31, 2015, the tax basis cost of the Fund’s investments was $1,079,056,621, tax unrealized appreciation and depreciation were $365,155,995 and $(6,312,405), respectively.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

Mutual Fund 95.8%

	Shares	Market Value
Balanced Fund 95.8%
American Funds Asset Allocation Fund	12,407,099	$278,663,439

Total Mutual Fund (cost $276,360,220)		278,663,439

Total Investments (cost $276,360,220)(a) — 95.8%		278,663,439
Other assets in excess of liabilities — 4.2%		12,267,292

NET ASSETS — 100.0%		$290,930,731

(a)	At March 31, 2015, the tax basis cost of the Fund’s investments was $276,360,220, tax unrealized appreciation and depreciation were $2,303,219 and $0, respectively.

At March 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
7	Mini MSCI EAFE	06/19/15	$640,465	$(7,873)
4	Russell 2000 Mini Future	06/19/15	499,560	1,776
65	S&P 500 E-Mini	06/19/15	6,697,600	(40,406)
1	S&P MID 400 E-Mini	06/19/15	151,980	(882)

			$7,989,605	$(47,385)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$1,776

Total		$1,776

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund (Continued)

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(49,161)

Total		$(49,161)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

Mutual Fund 95.1%

	Shares	Market Value
Equity Fund 95.1%
American Funds Growth Income Fund	677,019	$36,335,624

Total Mutual Fund (cost $35,584,947)		36,335,624

Total Investments (cost $35,584,947)(a) — 95.1%		36,335,624
Other assets in excess of liabilities — 4.9%		1,854,684

NET ASSETS — 100.0%		$38,190,308

(a)	At March 31, 2015, the tax basis cost of the Fund’s investments was $35,585,450, tax unrealized appreciation and depreciation were $750,174 and $0, respectively.

At March 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
2	Mini MSCI EAFE	06/19/15	$182,990	$4,335
1	Russell 2000 Mini Future	06/19/15	124,890	3,863
14	S&P 500 E-Mini	06/19/15	1,442,560	17,654

			$1,750,440	$25,852

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Managed American Funds Growth-Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Managed American Funds Growth-Income Fund (Continued)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$25,852

Total		$25,852

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 98.3%

	Shares	Market Value
Aerospace & Defense 2.1%
B/E Aerospace, Inc.	92,152	$5,862,710
Esterline Technologies Corp.*	27,052	3,095,290
Exelis, Inc.	162,181	3,952,351
Huntington Ingalls Industries, Inc.	42,008	5,887,421
KLX, Inc.*	45,634	1,758,734
Orbital ATK, Inc.	51,568	3,951,656
Teledyne Technologies, Inc.*	30,664	3,272,769
Triumph Group, Inc.	43,880	2,620,514

		30,401,445

Airlines 0.8%
Alaska Air Group, Inc.	114,171	7,555,837
JetBlue Airways Corp.*	227,090	4,371,482

		11,927,319

Auto Components 0.5%
Dana Holding Corp.	143,278	3,031,763
Gentex Corp.	256,798	4,699,403

		7,731,166

Automobiles 0.2%
Thor Industries, Inc.	40,399	2,553,621

Banks 4.8%
Associated Banc-Corp.	129,700	2,412,420
BancorpSouth, Inc.	74,535	1,730,703
Bank of Hawaii Corp.(a)	37,980	2,324,756
Cathay General Bancorp	64,569	1,836,988
City National Corp.	41,835	3,726,662
Commerce Bancshares, Inc.	72,136	3,052,795
Cullen/Frost Bankers, Inc.	47,783	3,300,850
East West Bancorp, Inc.	124,843	5,051,148
First Horizon National Corp.	203,710	2,911,016
First Niagara Financial Group, Inc.	307,832	2,721,235
FirstMerit Corp.	143,841	2,741,609
Fulton Financial Corp.	155,654	1,920,770
Hancock Holding Co.	69,609	2,078,525
International Bancshares Corp.	50,256	1,308,164
PacWest Bancorp	84,202	3,948,232
Prosperity Bancshares, Inc.	52,383	2,749,060
Signature Bank*	43,756	5,669,902
SVB Financial Group*	44,321	5,630,540
Synovus Financial Corp.	118,387	3,316,020
TCF Financial Corp.	142,709	2,243,385
Trustmark Corp.	58,738	1,426,159
Umpqua Holdings Corp.	191,670	3,292,890
Valley National Bancorp(a)	192,115	1,813,566
Webster Financial Corp.	78,730	2,916,946

		70,124,341

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*(a)	7,890	2,109,786

Biotechnology 0.5%
United Therapeutics Corp.*	40,543	6,991,032

Building Products 1.0%
A.O. Smith Corp.	65,285	4,286,613
Fortune Brands Home & Security, Inc.	137,986	6,551,575
Lennox International, Inc.(a)	35,747	3,992,583

		14,830,771

Capital Markets 1.9%
Eaton Vance Corp.	102,994	4,288,670
Federated Investors, Inc., Class B	82,948	2,811,108
Janus Capital Group, Inc.	128,643	2,211,373
Raymond James Financial, Inc.	110,512	6,274,871
SEI Investments Co.	113,169	4,989,621
Stifel Financial Corp.*	57,662	3,214,657
Waddell & Reed Financial, Inc., Class A	72,677	3,600,419

		27,390,719

Chemicals 3.2%
Albemarle Corp.	97,538	5,153,908
Ashland, Inc.	55,417	7,055,138
Cabot Corp.	55,419	2,493,855
Cytec Industries, Inc.	61,995	3,350,210
Minerals Technologies, Inc.	30,183	2,206,377
NewMarket Corp.(a)	9,199	4,395,282
Olin Corp.	67,419	2,160,105
PolyOne Corp.	77,581	2,897,650
RPM International, Inc.	116,314	5,581,909
Scotts Miracle-Gro Co. (The), Class A	38,634	2,595,046
Sensient Technologies Corp.	41,406	2,852,045
Valspar Corp. (The)	65,053	5,466,404

		46,207,929

Commercial Services & Supplies 1.7%
Clean Harbors, Inc.*	46,554	2,643,336
Copart, Inc.*	98,968	3,718,228
Deluxe Corp.	43,391	3,006,128
Herman Miller, Inc.	51,744	1,436,413
HNI Corp.	38,416	2,119,411
MSA Safety, Inc.	27,366	1,365,016
Rollins, Inc.	83,688	2,069,604
RR Donnelley & Sons Co.	173,778	3,334,800
Waste Connections, Inc.	107,825	5,190,696

		24,883,632

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Communications Equipment 1.1%
ARRIS Group, Inc.*	114,885	$3,319,602
Ciena Corp.*	94,148	1,817,998
InterDigital, Inc.	32,302	1,639,003
JDS Uniphase Corp.*	202,373	2,655,134
Plantronics, Inc.	37,399	1,980,277
Polycom, Inc.*	116,472	1,560,725
Riverbed Technology, Inc.*	134,904	2,820,843

		15,793,582

Construction & Engineering 0.5%
AECOM*	135,215	4,167,326
Granite Construction, Inc.	31,365	1,102,166
KBR, Inc.	125,966	1,823,988

		7,093,480

Construction Materials 0.3%
Eagle Materials, Inc.	43,726	3,653,745

Consumer Finance 0.2%
SLM Corp.*	368,298	3,417,805

Containers & Packaging 2.0%
AptarGroup, Inc.	54,200	3,442,784
Bemis Co., Inc.(b)	84,747	3,924,634
Greif, Inc., Class A	29,511	1,158,897
Packaging Corp. of America	85,574	6,691,031
Rock-Tenn Co., Class A	121,681	7,848,424
Silgan Holdings, Inc.	36,249	2,107,154
Sonoco Products Co.	87,571	3,980,978

		29,153,902

Distributors 0.5%
LKQ Corp.*	264,445	6,759,214

Diversified Consumer Services 1.0%
Apollo Education Group, Inc.*	84,009	1,589,450
DeVry Education Group, Inc.	49,939	1,665,965
Graham Holdings Co., Class B	3,851	4,042,125
Service Corp. International	176,426	4,595,898
Sotheby’s(a)	53,407	2,256,980

		14,150,418

Diversified Financial Services 0.7%
CBOE Holdings, Inc.	73,056	4,193,779
MSCI, Inc.	97,728	5,991,704

		10,185,483

Electric Utilities 1.6%
Cleco Corp.	52,595	2,867,479
Great Plains Energy, Inc.	134,075	3,577,121
Hawaiian Electric Industries, Inc.	89,330	2,869,280
IDACORP, Inc.	43,712	2,748,173
OGE Energy Corp.	173,482	5,483,766
PNM Resources, Inc.	67,975	1,984,870
Westar Energy, Inc.	114,918	4,454,222

		23,984,911

Electrical Equipment 1.0%
Acuity Brands, Inc.	37,716	6,342,323
Hubbell, Inc., Class B	46,811	5,131,422
Regal-Beloit Corp.	38,884	3,107,609

		14,581,354

Electronic Equipment, Instruments & Components 3.7%
Arrow Electronics, Inc.*	83,178	5,086,335
Avnet, Inc.	118,600	5,277,700
Belden, Inc.	36,978	3,459,662
Cognex Corp.*	75,267	3,732,491
FEI Co.	36,369	2,776,410
Ingram Micro, Inc., Class A*	135,886	3,413,456
IPG Photonics Corp.*	30,972	2,871,104
Itron, Inc.*	33,332	1,216,951
Jabil Circuit, Inc.	168,045	3,928,892
Keysight Technologies, Inc.*	146,495	5,442,289
Knowles Corp.*(a)	73,998	1,425,941
National Instruments Corp.	88,041	2,820,834
Tech Data Corp.*	33,275	1,922,297
Trimble Navigation Ltd.*	225,395	5,679,954
Vishay Intertechnology, Inc.	118,092	1,632,031
Zebra Technologies Corp., Class A*	44,287	4,017,495

		54,703,842

Energy Equipment & Services 2.0%
Atwood Oceanics, Inc.	52,277	1,469,506
Dresser-Rand Group, Inc.*	66,674	5,357,256
Dril-Quip, Inc.*	33,685	2,303,717
Helix Energy Solutions Group, Inc.*	85,682	1,281,803
Nabors Industries Ltd.	251,703	3,435,746
Oceaneering International, Inc.	86,643	4,672,657
Oil States International, Inc.*	44,652	1,775,810
Patterson-UTI Energy, Inc.	127,372	2,391,409
Rowan Cos. PLC, Class A	108,350	1,918,878
Superior Energy Services, Inc.	132,349	2,956,677
Tidewater, Inc.(a)	40,756	780,070
Unit Corp.*	40,312	1,127,930

		29,471,459

Food & Staples Retailing 0.4%
SUPERVALU, Inc.*	179,542	2,088,073
United Natural Foods, Inc.*(a)	43,488	3,350,316

		5,438,389

Food Products 2.0%
Dean Foods Co.	81,905	1,353,890

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food Products (continued)
Flowers Foods, Inc.	160,265	$3,644,426
Hain Celestial Group, Inc. (The)*	88,458	5,665,735
Ingredion, Inc.	62,186	4,839,314
Lancaster Colony Corp.	16,893	1,607,707
Post Holdings, Inc.*	45,527	2,132,485
Tootsie Roll Industries, Inc.(a)	18,005	610,722
TreeHouse Foods, Inc.*	37,215	3,164,019
WhiteWave Foods Co. (The)*	151,696	6,726,201

		29,744,499

Gas Utilities 1.5%
Atmos Energy Corp.	87,666	4,847,930
National Fuel Gas Co.	73,287	4,421,405
ONE Gas, Inc.(a)	45,356	1,960,740
Questar Corp.	152,628	3,641,704
UGI Corp.	150,268	4,897,234
WGL Holdings, Inc.	43,246	2,439,074

		22,208,087

Health Care Equipment & Supplies 3.6%
Align Technology, Inc.*	63,182	3,398,244
Cooper Cos., Inc. (The)	41,994	7,870,515
Halyard Health, Inc.*(a)	40,477	1,991,468
Hill-Rom Holdings, Inc.	49,085	2,405,165
Hologic, Inc.*	211,808	6,994,959
IDEXX Laboratories, Inc.*	40,984	6,331,208
ResMed, Inc.(a)	122,232	8,773,813
Sirona Dental Systems, Inc.*	48,316	4,347,957
STERIS Corp.(a)	51,813	3,640,900
Teleflex, Inc.	36,043	4,355,076
Thoratec Corp.*	46,936	1,966,149

		52,075,454

Health Care Providers & Services 2.8%
Centene Corp.*	103,331	7,304,468
Community Health Systems, Inc.*	101,513	5,307,100
Health Net, Inc.*	66,882	4,045,692
LifePoint Hospitals, Inc.*	38,367	2,818,056
MEDNAX, Inc.*	83,548	6,058,066
Omnicare, Inc.	84,456	6,508,179
Owens & Minor, Inc.	54,850	1,856,124
VCA, Inc.*	71,377	3,912,887
WellCare Health Plans, Inc.*	38,219	3,495,510

		41,306,082

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	147,599	1,765,284
HMS Holdings Corp.*	76,862	1,187,518

		2,952,802

Hotels, Restaurants & Leisure 1.8%
Brinker International, Inc.	54,895	3,379,336
Buffalo Wild Wings, Inc.*	16,470	2,985,023
Cheesecake Factory, Inc. (The)	40,407	1,993,278
Domino’s Pizza, Inc.	48,380	4,864,609
International Game Technology	215,161	3,745,953
International Speedway Corp., Class A	24,371	794,738
Life Time Fitness, Inc.*	31,220	2,215,371
Panera Bread Co., Class A*	22,156	3,544,849
Wendy’s Co. (The)	239,805	2,613,875

		26,137,032

Household Durables 1.8%
Jarden Corp.*	156,021	8,253,511
KB Home(a)	79,199	1,237,088
M.D.C. Holdings, Inc.(a)	34,001	969,029
NVR, Inc.*	3,346	4,445,696
Tempur Sealy International, Inc.*	52,986	3,059,412
Toll Brothers, Inc.*	138,989	5,467,827
Tupperware Brands Corp.	43,282	2,987,324

		26,419,887

Household Products 1.2%
Church & Dwight Co., Inc.	113,535	9,698,160
Energizer Holdings, Inc.	54,026	7,458,289

		17,156,449

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	56,682	5,250,454

Information Technology Services 3.2%
Acxiom Corp.*	67,222	1,242,935
Broadridge Financial Solutions, Inc.	105,110	5,782,101
Convergys Corp.	86,514	1,978,575
CoreLogic, Inc.*	78,094	2,754,375
DST Systems, Inc.	24,821	2,747,933
Gartner, Inc.*	76,114	6,382,159
Global Payments, Inc.	58,320	5,346,778
Jack Henry & Associates, Inc.	71,118	4,970,437
Leidos Holdings, Inc.	54,113	2,270,582
MAXIMUS, Inc.	57,278	3,823,879
NeuStar, Inc., Class A*(a)	46,833	1,153,028
Science Applications International Corp.	34,135	1,752,832
VeriFone Systems, Inc.*	98,921	3,451,354
WEX, Inc.*	33,741	3,622,434

		47,279,402

Insurance 4.6%
Alleghany Corp.*	13,918	6,778,066
American Financial Group, Inc.	63,744	4,089,178
Arthur J. Gallagher & Co.	143,269	6,697,826
Aspen Insurance Holdings Ltd.	54,132	2,556,654
Brown & Brown, Inc.	102,353	3,388,908
Everest Re Group Ltd.	38,861	6,761,814
First American Financial Corp.	93,738	3,344,572
Hanover Insurance Group, Inc. (The)	38,531	2,796,580
HCC Insurance Holdings, Inc.	83,942	4,756,993
Kemper Corp.	43,520	1,695,539
Mercury General Corp.(a)	30,919	1,785,572
Old Republic International Corp.	209,497	3,129,885
Primerica, Inc.	45,348	2,308,213
Reinsurance Group of America, Inc.	59,809	5,573,601
RenaissanceRe Holdings Ltd.	39,801	3,969,354
StanCorp Financial Group, Inc.	36,654	2,514,464

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
W.R. Berkley Corp.	87,532	$4,421,241

		66,568,460

Internet & Catalog Retail 0.1%
HSN, Inc.	28,274	1,929,135

Internet Software & Services 0.5%
AOL, Inc.*	68,199	2,701,362
Rackspace Hosting, Inc.*	102,129	5,268,835

		7,970,197

Leisure Products 1.0%
Brunswick Corp.	80,727	4,153,404
Polaris Industries, Inc.	53,058	7,486,484
Vista Outdoor, Inc.*	55,483	2,375,782

		14,015,670

Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A*	17,972	2,429,455
Bio-Techne Corp.	32,296	3,238,966
Charles River Laboratories International, Inc.*	41,160	3,263,576
Mettler-Toledo International, Inc.*	24,461	8,039,108

		16,971,105

Machinery 4.5%
AGCO Corp.(a)	69,955	3,332,656
CLARCOR, Inc.	43,664	2,884,444
Crane Co.	42,596	2,658,416
Donaldson Co., Inc.	110,439	4,164,655
Graco, Inc.	51,305	3,702,169
Harsco Corp.	70,197	1,211,600
IDEX Corp.	68,036	5,159,170
ITT Corp.	79,144	3,158,637
Kennametal, Inc.	68,852	2,319,624
Lincoln Electric Holdings, Inc.	67,557	4,417,552
Nordson Corp.	49,800	3,901,332
Oshkosh Corp.(a)	68,101	3,322,648
SPX Corp.	35,645	3,026,260
Terex Corp.	92,506	2,459,735
Timken Co. (The)	64,793	2,730,377
Trinity Industries, Inc.	135,381	4,807,379
Valmont Industries, Inc.(a)	20,836	2,560,328
Wabtec Corp.	83,785	7,960,413
Woodward, Inc.	50,328	2,567,231

		66,344,626

Marine 0.2%
Kirby Corp.*	48,427	3,634,446

Media 1.4%
AMC Networks, Inc., Class A*	51,374	3,937,303
Cinemark Holdings, Inc.	90,561	4,081,584
DreamWorks Animation SKG, Inc., Class A*(a)	63,011	1,524,866
John Wiley & Sons, Inc., Class A	40,369	2,468,161
Live Nation Entertainment, Inc.*	126,178	3,183,471
Meredith Corp.	31,764	1,771,478
New York Times Co. (The), Class A	114,410	1,574,282
Time, Inc.	95,233	2,137,029

		20,678,174

Metals & Mining 1.6%
Carpenter Technology Corp.	45,961	1,786,964
Cliffs Natural Resources, Inc.(a)	135,143	650,038
Commercial Metals Co.	102,199	1,654,602
Compass Minerals International, Inc.	29,237	2,725,181
Reliance Steel & Aluminum Co.	67,449	4,119,785
Royal Gold, Inc.(a)	56,717	3,579,410
Steel Dynamics, Inc.	210,056	4,222,125
TimkenSteel Corp.	32,715	865,966
United States Steel Corp.(a)	126,686	3,091,138
Worthington Industries, Inc.	44,001	1,170,866

		23,866,075

Multiline Retail 0.3%
Big Lots, Inc.	46,491	2,232,963
J.C. Penney Co., Inc.*(a)	265,195	2,230,290

		4,463,253

Multi-Utilities 1.0%
Alliant Energy Corp.	96,476	6,077,988
Black Hills Corp.	38,859	1,960,048
MDU Resources Group, Inc.	169,087	3,608,316
Vectren Corp.	71,834	3,170,753

		14,817,105

Oil, Gas & Consumable Fuels 2.2%
California Resources Corp.	268,348	2,042,128
Denbury Resources, Inc.(a)	307,342	2,240,523
Energen Corp.	63,481	4,189,746
Gulfport Energy Corp.*	74,521	3,421,259
HollyFrontier Corp.	170,525	6,867,042
Peabody Energy Corp.(a)	239,056	1,176,156
Rosetta Resources, Inc.*	64,002	1,089,314
SM Energy Co.	58,676	3,032,376
Western Refining, Inc.	61,421	3,033,583
World Fuel Services Corp.	62,698	3,603,881
WPX Energy, Inc.*	177,332	1,938,239

		32,634,247

Paper & Forest Products 0.3%
Domtar Corp.(a)	55,456	2,563,176
Louisiana-Pacific Corp.*(a)	123,827	2,044,384

		4,607,560

Personal Products 0.2%
Avon Products, Inc.(a)	378,120	3,021,179

Pharmaceuticals 0.9%
Akorn, Inc.*	64,711	3,074,420
Salix Pharmaceuticals Ltd.*(a)	55,416	9,576,439

		12,650,859

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Professional Services 1.2%
Corporate Executive Board Co. (The)	29,120	$2,325,523
FTI Consulting, Inc.*	35,989	1,348,148
ManpowerGroup, Inc.	68,098	5,866,643
Towers Watson & Co., Class A	60,500	7,997,192

		17,537,506

Real Estate Investment Trusts (REITs) 9.8%
Alexandria Real Estate Equities, Inc.	62,645	6,141,716
American Campus Communities, Inc.	97,566	4,182,654
BioMed Realty Trust, Inc.	175,099	3,967,743
Camden Property Trust	75,416	5,892,252
Corporate Office Properties Trust	80,472	2,364,267
Corrections Corp. of America	101,572	4,089,289
Duke Realty Corp.	299,808	6,526,820
Equity One, Inc.	67,374	1,798,212
Extra Space Storage, Inc.	96,160	6,497,531
Federal Realty Investment Trust	59,713	8,790,351
Highwoods Properties, Inc.	80,810	3,699,482
Home Properties, Inc.	50,260	3,482,515
Hospitality Properties Trust	130,387	4,301,467
Kilroy Realty Corp.	75,119	5,721,814
Lamar Advertising Co., Class A	69,798	4,136,928
LaSalle Hotel Properties	98,199	3,816,013
Liberty Property Trust	129,488	4,622,722
Mack-Cali Realty Corp.	72,841	1,404,375
Mid-America Apartment Communities, Inc.	65,484	5,059,949
National Retail Properties, Inc.	114,986	4,710,976
Omega Healthcare Investors, Inc.	120,552	4,890,795
Potlatch Corp.	35,321	1,414,253
Rayonier, Inc.	110,097	2,968,215
Realty Income Corp.	195,704	10,098,326
Regency Centers Corp.	81,859	5,569,686
Senior Housing Properties Trust	204,362	4,534,793
Tanger Factory Outlet Centers, Inc.	81,837	2,878,207
Taubman Centers, Inc.	54,038	4,167,951
UDR, Inc.	225,033	7,657,873
Urban Edge Properties	76,020	1,801,674
Weingarten Realty Investors	98,020	3,526,760
WP GLIMCHER, Inc.	160,993	2,677,314

		143,392,923

Real Estate Management & Development 0.6%
Alexander & Baldwin, Inc.	39,502	1,705,696
Jones Lang LaSalle, Inc.	38,990	6,643,896

		8,349,592

Road & Rail 1.5%
Con-way, Inc.	50,082	2,210,119
Genesee & Wyoming, Inc., Class A*	44,593	4,300,549
J.B. Hunt Transport Services, Inc.	80,048	6,835,699
Landstar System, Inc.	38,959	2,582,982
Old Dominion Freight Line, Inc.*	59,035	4,563,405
Werner Enterprises, Inc.	38,880	1,221,221

		21,713,975

Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc.*(a)	547,666	1,467,745
Atmel Corp.	362,018	2,979,408
Cree, Inc.*(a)	97,084	3,445,511
Cypress Semiconductor Corp.*	276,381	3,899,736
Fairchild Semiconductor International, Inc.*	101,358	1,842,689
Integrated Device Technology, Inc.*	128,972	2,582,019
Intersil Corp., Class A(a)	113,517	1,625,563
Qorvo, Inc.*	129,113	10,290,306
Semtech Corp.*	58,063	1,547,089
Silicon Laboratories, Inc.*	34,087	1,730,597
SunEdison, Inc.*	219,153	5,259,672
Teradyne, Inc.	189,405	3,570,284

		40,240,619

Software 4.6%
ACI Worldwide, Inc.*	100,790	2,183,111
Advent Software, Inc.	39,160	1,727,348
ANSYS, Inc.*	78,200	6,896,458
Cadence Design Systems, Inc.*	254,226	4,687,928
CDK Global, Inc.	139,920	6,542,659
CommVault Systems, Inc.*	36,711	1,604,271
FactSet Research Systems, Inc.	33,732	5,370,134
Fair Isaac Corp.	27,399	2,430,839
Fortinet, Inc.*	123,361	4,311,467
Informatica Corp.*	95,171	4,173,724
Mentor Graphics Corp.	85,097	2,044,881
PTC, Inc.*	99,953	3,615,300
Rovi Corp.*	79,873	1,454,487
SolarWinds, Inc.*	57,708	2,956,958
Solera Holdings, Inc.	58,610	3,027,793
Synopsys, Inc.*	133,654	6,190,853
Tyler Technologies, Inc.*	29,206	3,520,199
Ultimate Software Group, Inc. (The)*	24,879	4,228,311

		66,966,721

Specialty Retail 4.3%
Aaron’s, Inc.	56,150	1,589,606
Abercrombie & Fitch Co., Class A(a)(b)	59,936	1,320,989
Advance Auto Parts, Inc.	63,606	9,521,182
American Eagle Outfitters, Inc.	152,657	2,607,382
Ann, Inc.*	39,766	1,631,599
Ascena Retail Group, Inc.*(a)	114,650	1,663,571
Cabela’s, Inc.*	41,466	2,321,267
Chico’s FAS, Inc.	134,081	2,371,893
CST Brands, Inc.	67,089	2,940,511
Dick’s Sporting Goods, Inc.	85,321	4,862,444
Foot Locker, Inc.	123,564	7,784,532
Guess?, Inc.(a)	55,717	1,035,779
Murphy USA, Inc.*	37,402	2,706,783
Office Depot, Inc.*	426,875	3,927,250
Rent-A-Center, Inc.	46,020	1,262,789

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Signet Jewelers Ltd.	69,726	$9,677,271
Williams-Sonoma, Inc.	74,480	5,936,801

		63,161,649

Technology Hardware, Storage & Peripherals 0.8%
3D Systems Corp.*(a)	90,922	2,493,081
Diebold, Inc.	56,282	1,995,760
Lexmark International, Inc., Class A	52,734	2,232,758
NCR Corp.*	146,702	4,329,176

		11,050,775

Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	45,923	4,246,500
Deckers Outdoor Corp.*	30,067	2,190,982
Kate Spade & Co.*	110,815	3,700,113

		10,137,595

Thrifts & Mortgage Finance 0.6%
New York Community Bancorp, Inc.(a)	384,895	6,439,293
Washington Federal, Inc.	85,275	1,859,422

		8,298,715

Trading Companies & Distributors 0.7%
GATX Corp.	38,531	2,234,027
MSC Industrial Direct Co., Inc., Class A	44,125	3,185,825
NOW, Inc.*(a)	93,126	2,015,247
Watsco, Inc.	23,768	2,987,638

		10,422,737

Water Utilities 0.3%
Aqua America, Inc.	153,781	4,052,129

Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	85,407	2,126,634

Total Common Stocks (cost $973,321,891)		1,435,693,154

Repurchase Agreements 4.3%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.12%, dated 03/31/15, due 04/01/15, repurchase price $14,000,047, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 6.63%, maturing 06/22/15 - 05/04/37; total market value $14,280,004.(c)	$14,000,000	$14,000,000
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $2,158,387, collateralized by U.S. Government Agency Securities, ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45; total market value $2,201,547.(c)	2,158,379	2,158,379
BNP Paribas Securities Corp., 0.07%, dated 03/25/15, due 04/01/15, repurchase price $26,000,354, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 04/15/16 - 05/15/44; total market value $26,520,010.(c)	26,000,000	26,000,000
Citigroup Global Markets, Inc., 0.08%, dated 03/20/15, due 05/05/15, repurchase price $15,001,533, collateralized by U.S. Government Agency Securities, ranging from 0.42% - 31.10%, maturing 12/15/15 - 09/16/52; total market value $15,300,000.(c)	15,000,000	15,000,000
Goldman Sachs & Co., 0.15%, dated 03/31/15, due 04/01/15, repurchase price $3,000,013, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 8.00%, maturing 12/20/22 - 03/20/45; total market value $3,060,000.(c)	3,000,000	3,000,000
Morgan Stanley & Co., Inc., 0.12%, dated 03/31/15, due 04/01/15, repurchase price $2,870,010, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 10.50%, maturing 11/20/15 - 02/20/45; total market value $2,927,400.(c)	2,870,000	2,870,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Repurchase Agreements (Continued)

Market Value
Total Repurchase Agreements (cost $63,028,379)	$63,028,379

Total Investments (cost $1,036,350,270)(d) — 102.6%	1,498,721,533
Liabilities in excess of other assets — (2.6%)	(37,786,582)

NET ASSETS — 100.0%	$1,460,934,951

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $62,882,126, which was collateralized by repurchase agreements with a value of $63,028,379 and $1,735,240 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.88% - 4.13% and maturity dates ranging from 05/15/15 - 02/15/25, a total value of $64,763,619.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $63,028,379.
(d)	At March 31, 2015, the tax basis cost of the Fund’s investments was $1,056,451,054, tax unrealized appreciation and depreciation were $487,782,164 and $(45,511,685), respectively.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At March 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
189	S&P MID 400 E-Mini	06/19/15	$28,724,220	$437,866

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,435,693,154	$—	$—	$1,435,693,154
Futures Contracts	437,866	—	—	437,866
Repurchase Agreements	—	63,028,379	—	63,028,379

Total	$1,436,131,020	$63,028,379	$—	$1,499,159,399

Amounts designated as “—”, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2015

		Fair Value
Assets:
Futures - Equity contracts	Unrealized appreciation from futures contracts	$437,866

Total		$437,866

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Money Market Fund

Asset-Backed Securities 2.9%

	Principal Amount	Market Value
Finance-Automotive 0.2%
Enterprise Fleet Financing LLC, Series 2014-2, Class A1, 0.25%, 08/20/15(a)	$1,910,898	$1,910,898
Ford Credit Auto Lease Trust, Series 2013-B, Class A2A, 0.59%, 01/15/16	122,529	122,549
Santander Drive Auto Receivables Trust, Series 2014-5, Class A1, 0.27%, 12/15/15	1,384,882	1,384,882

		3,418,329

Finance-Equipment 0.1%
John Deere Owner Trust, Series 2014-B, Class A1, 0.21%, 09/24/15	152,476	152,448
Macquarie Equipment Funding Trust, Series 2014-A, Class A1, 0.26%, 09/21/15(a)	1,571,789	1,571,789

		1,724,237

Finance-Retail 2.6%
Firstmac Mortgage Funding Trust No. 4, Series 1A-2014, Class A2A, 0.52%, 06/26/15(a)(b)	37,000,000	37,004,077
Fosse Master Issuer PLC, Series 2014-1, Class A1, 0.30%, 04/18/15(a)(b)	5,250,000	5,249,980

		42,254,057

Total Asset-Backed Securities (cost $47,396,623)		47,396,623

Certificates of Deposit 9.0%

	Principal Amount	Market Value
Banking 9.0%
Bank of Montreal, 0.38%, 07/10/15(b)	12,000,000	12,000,000
Credit Suisse, Zurich 0.22%, 05/22/15	36,000,000	36,000,000
Royal Bank of Canada, Montreal 0.38%, 08/04/15(b)	24,500,000	24,500,000
0.30%, 02/12/16(b)	24,000,000	24,000,000
Societe Generale, Paris, 0.27%, 06/18/15	28,000,000	28,000,000
State Street Bank & Trust Co. 0.25%, 06/15/15(b)	5,000,000	5,000,000
0.30%, 10/01/15(b)	10,000,000	10,000,000
Toronto Dominion Bank, 0.26%, 09/04/15(b)	10,000,000	10,000,000

		149,500,000

Total Certificates of Deposit (cost $149,500,000)		149,500,000

Commercial Paper 54.4%

	Principal Amount	Market Value
Aerospace & Defense 0.6%
Honeywell International, Inc., 0.24%, 07/29/15(a)	10,000,000	9,992,067

Banking 4.0%
Barclays US Funding Corp., 0.25%, 05/05/15(a)	2,000,000	1,999,528
Bedford Row Funding Corp. 0.30%, 06/01/15(a)	15,000,000	14,992,375
0.29%, 09/18/15(a)(b)	20,000,000	20,000,000
Gotham Funding Corp., 0.16%, 04/22/15(a)	5,000,000	4,999,533
HSBC USA, Inc., 0.25%, 05/14/15	5,000,000	4,998,537
LMA-Americas LLC, 0.25%, 06/24/15(a)	20,400,000	20,388,100

		67,378,073

Consumer Products 2.5%
Unilever NV, 0.19%, 05/08/15	42,000,000	41,991,802

Electric Power 5.0%
Electricite de France SA 0.17%, 04/01/15(a)	32,000,000	32,000,000
0.18%, 05/06/15(a)	15,000,000	14,997,302
0.18%, 05/13/15(a)	30,000,000	29,993,700
0.18%, 06/02/15(a)	7,000,000	6,997,830

		83,988,832

Finance-Automotive 3.4%
American Honda Finance Corp., 0.12%, 06/25/15	22,000,000	21,993,767
Toyota Motor Credit Corp., 0.24%, 06/16/15(b)	35,000,000	35,000,000

		56,993,767

Finance-Commercial 14.0%
Atlantic Asset Securitization LLC 0.22%, 04/14/15(a)	20,000,000	19,998,411
0.23%, 05/08/15(a)	22,000,000	21,994,800
CIESCO LLC 0.23%, 05/01/15(a)	33,000,000	32,993,675
0.25%, 05/07/15(a)	23,000,000	22,994,250
0.25%, 06/05/15(a)	4,000,000	3,998,194
0.28%, 08/26/15(a)	15,000,000	14,982,850
Fairway Finance Co. LLC 0.21%, 04/06/15(a)(b)	6,000,000	6,000,000
0.23%, 06/22/15(a)	20,000,000	19,999,549

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Money Market Fund (Continued)

Commercial Paper (Continued)

	Principal Amount	Market Value
Finance-Commercial (Continued)
General Electric Capital Corp., 0.20%, 07/29/15	$20,000,000	$19,986,778
Sheffield Receivables Co. LLC 0.22%, 04/22/15(a)	40,000,000	39,994,866
0.18%, 04/23/15(a)	5,000,000	4,999,450
0.24%, 04/24/15(a)	25,000,000	24,996,167

		232,938,990

Finance-Retail 12.7%
Barton Capital LLC 0.20%, 04/14/15(a)	22,000,000	21,998,411
0.22%, 06/01/15(a)	16,000,000	15,994,036
CAFCO LLC 0.29%, 08/10/15(a)	10,000,000	9,989,447
0.30%, 09/22/15(a)	15,000,000	14,978,250
Chariot Funding LLC 0.27%, 07/06/15(a)	16,000,000	15,988,480
0.27%, 07/08/15(a)	5,000,000	4,996,325
0.27%, 08/03/15(a)	15,000,000	14,986,050
0.27%, 08/18/15(a)	22,000,000	21,977,065
0.28%, 09/15/15(a)	20,000,000	19,974,022
Jupiter Securitization Co. LLC 0.27%, 05/19/15(a)	6,500,000	6,497,660
0.28%, 08/28/15(a)	11,000,000	10,987,252
0.28%, 09/17/15(a)	13,000,000	12,982,912
Salisbury Receivables Co. LLC 0.18%, 04/02/15(a)	25,000,000	24,999,875
0.27%, 05/15/15(a)	15,000,000	14,995,050

		211,344,835

Food & Beverage 0.1%
Coca-Cola Co., 0.35%, 09/09/15(a)	1,000,000	998,435

Municipal 4.4%
Kaiser Foundation Hospital 0.25%, 04/03/15	20,000,000	19,999,722
0.21%, 05/14/15	1,293,000	1,292,676
0.20%, 06/23/15	25,000,000	24,988,472
0.24%, 07/16/15	26,734,000	26,715,308

		72,996,178

Oil & Oil Finance 1.2%
ConocoPhillips Qatar Funding Ltd., 0.20%, 05/05/15(a)	20,000,000	19,996,222

Pharmaceuticals and Health Care 0.6%
Novartis Finance Corp., 0.10%, 04/07/15(a)	10,000,000	9,999,833

Sovereign 5.9%
Caisse des Depots et Consignations (CDC) 0.23%, 08/07/15(a)	20,000,000	19,983,645
0.21%, 08/17/15(a)	10,000,000	9,991,758
Erste Abwicklungsanstalt 0.26%, 07/08/15(a)	30,000,000	29,978,767
0.28%, 07/22/15(a)	4,000,000	3,996,515
0.28%, 07/27/15(a)	20,000,000	19,981,800
Kells Funding LLC, 0.20%, 05/06/15(a)	14,950,000	14,947,093

		98,879,578

Total Commercial Paper (cost $907,498,612)		907,498,612

Corporate Bonds 8.8%

	Principal Amount	Market Value
Banking 0.7%
Bank of Montreal, 0.52%, 09/24/15(b)	2,200,000	2,202,245
Wells Fargo Bank NA, 0.40%, 07/22/15(b)	10,000,000	10,000,000

		12,202,245

Finance-Automotive 1.8%
BMW US Capital LLC 0.38%, 07/17/15(b)	15,000,000	15,000,000
0.38%, 02/05/16(b)	15,000,000	15,000,000
Toyota Motor Credit Corp., 0.88%, 07/17/15	250,000	250,342

		30,250,342

Finance-Commercial 1.5%
General Electric Capital Corp. 3.50%, 06/29/15	350,000	352,693
2.38%, 06/30/15	3,305,000	3,321,082
1.63%, 07/02/15	16,150,000	16,201,092
0.63%, 07/10/15(b)	3,750,000	3,753,747
1.01%, 08/11/15(b)	1,315,000	1,318,592
4.38%, 09/21/15	300,000	305,413

		25,252,619

Insurance 0.9%
Metropolitan Life Global Funding I 1.70%, 06/29/15(a)	800,000	802,689
2.50%, 09/29/15(a)	5,522,000	5,579,113
New York Life Global Funding 3.00%, 05/04/15(a)	1,000,000	1,002,449
0.25%, 10/29/15(a)(b)	7,500,000	7,500,000

		14,884,251

Metals & Mining 0.9%
SSAB AB, 0.15%, 04/02/15(b)	15,000,000	15,000,000

Retail 1.6%
Wal-Mart Stores, Inc. 4.50%, 07/01/15	5,000,000	5,052,626
2.25%, 07/08/15	3,570,000	3,588,854
1.50%, 10/25/15	17,000,000	17,109,989

		25,751,469

Sovereign 1.4%
Ontario, Province of Canada, 0.95%, 05/26/15	23,000,000	23,026,332

Total Corporate Bonds (cost $146,367,258)		146,367,258

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Money Market Fund (Continued)

Municipal Bonds 6.3%

	Principal Amount	Market Value
Illinois 0.9%
Illinois State, GO, 0.12%, 04/01/15(a)(b)	$15,405,000	$15,405,000

New York 5.4%
BlackRock Investment Quality Municipal Trust, Inc., RB, 0.13%, 04/01/15(a)(b)	90,000,000	90,000,000

Total Municipal Bonds (cost $105,405,000)		105,405,000

Mutual Funds 7.2%

	Shares	Market Value
Asset Management 7.2%
Federated Prime Cash Obligations Fund, Institutional Shares, 0.05%(c)	35,000,000	$35,000,000
Federated Prime Obligations Fund, Institutional Shares, 0.05%(c)	85,739,658	85,739,658

Total Mutual Funds (cost $120,739,658)		120,739,658

Repurchase Agreement 12.4%

	Principal Amount	Market Value
ING Financial Markets LLC, 0.14%, dated 03/31/15, due 04/01/15, repurchase price $207,275,806, collateralized by U.S. Government Agency Securities, ranging from 0.37% - 4.00%, maturing 02/25/33 - 10/25/40; total market value $213,493,741.	$207,275,000	207,275,000

Total Repurchase Agreement (cost $207,275,000)		207,275,000

Total Investments (cost $1,684,182,151)(d) — 101.0%		1,684,182,151
Liabilities in excess of other assets — (1.0)%		(16,337,817)

NET ASSETS — 100.0%		$1,667,844,334

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2015 was $876,557,545 which represents 52.56% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2015. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of March 31, 2015.
(d)	At March 31, 2015, the tax basis cost of the Fund’s investments was $1,684,182,151, tax unrealized appreciation and depreciation were $0 and $0, respectively.

AB	Stock Company
GO	General Obligation
LLC	Limited Liability Company
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Money Market Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$47,396,623	$—	$47,396,623
Certificates of Deposit	—	149,500,000	—	149,500,000
Commercial Paper	—	907,498,612	—	907,498,612
Corporate Bonds	—	146,367,258	—	146,367,258
Municipal Bonds	—	105,405,000	—	105,405,000
Mutual Funds	120,739,658	—	—	120,739,658
Repurchase Agreement	—	207,275,000	—	207,275,000

Total	$120,739,658	$1,563,442,493	$—	$1,684,182,151

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 9.1%

	Principal Amount	Market Value
Automobiles 6.7%
Ally Auto Receivables Trust Series 2012-1, Class A4, 1.21%, 07/15/16	$374,608	$374,847
Series 2012-3, Class A3, 0.85%, 08/15/16	451,125	451,334
Series 2012-4, Class A3, 0.59%, 01/17/17	543,065	543,232
Series 2012-5, Class A3, 0.62%, 03/15/17	1,243,539	1,243,861
Series 2013-1, Class A3, 0.63%, 05/15/17	364,135	364,312
AmeriCredit Automobile Receivables Trust Series 2012-5, Class A3, 0.62%, 06/08/17	114,369	114,375
Series 2014-1, Class A2, 0.57%, 07/10/17	189,004	188,896
Series 2014-2, Class A2B, 0.46%, 10/10/17(a)	754,697	754,290
Series 2014-2, Class A2A, 0.54%, 10/10/17	225,283	225,125
Capital Auto Receivables Asset Trust, Series 2013-3, Class A2, 1.04%, 11/21/16	601,984	602,602
Carfinance Capital Auto Trust, Series 2013-2A, Class A, 1.75%, 11/15/17(b)	178,649	178,954
CarMax Auto Owner Trust, Series 2013-1, Class A3, 0.60%, 10/16/17	188,432	188,408
CFC LLC Series 2013-1A, Class A, 1.65%, 07/17/17(b)	36,665	36,685
Series 2014-1A, Class A, 1.46%, 12/17/18(b)	436,505	435,820
Chesapeake Funding LLC Series 2012-1A, Class A, 0.92%, 11/07/23(a)(b)	138,350	138,442
Series 2014-1A, Class C, 1.37%, 03/07/26(a)(b)	200,000	199,200
Exeter Automobile Receivables Trust, Series 2013-1A, Class A, 1.29%, 10/16/17(b)	53,350	53,434
First Investors Auto Owner Trust, Series 2014-3A, Class A1, 0.35%, 11/16/15(b)	230,106	230,106
Ford Credit Auto Lease Trust, Series 2013-A, Class A3, 0.60%, 03/15/16	650,847	650,931
Ford Credit Auto Owner Trust Series 2011-B, Class A4, 1.35%, 12/15/16	76,011	76,140
Series 2013-A, Class A3, 0.55%, 07/15/17	223,348	223,367
Series 2014-A, Class A2, 0.48%, 11/15/16	241,913	241,893
Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.97%, 04/16/18	445,000	445,202
Hyundai Auto Receivables Trust, Series 2013-A, Class A3, 0.56%, 07/17/17	1,020,066	1,019,856
Nissan Auto Lease, Series 2013-A, Class A3, 0.61%, 04/15/16	334,108	334,037
Nissan Auto Lease Trust, Series 2012-B, Class A4, 0.74%, 09/17/18	72,226	72,229
Prestige Auto Receivables Trust Series 2013-1A, Class A2, 1.09%, 02/15/18(b)	173,143	173,290
Series 2014-1A, Class A3, 1.52%, 04/15/20(b)	365,000	365,493
Series 2015-1, Class A1, 0.50%, 04/15/16(b)	1,555,000	1,555,000
Santander Drive Auto Receivables Trust Series 2013-1, Class A3, 0.62%, 06/15/17	156,061	156,028
Series 2013-1, Class B, 1.16%, 01/15/19	620,000	621,114
Series 2013-2, Class A3, 0.70%, 09/15/17	1,133,305	1,133,142
Series 2013-3, Class A3, 0.70%, 10/16/17	1,673,384	1,673,234
Series 2014-1, Class A2A, 0.66%, 06/15/17	306,961	306,954
Series 2014-3, Class A2A, 0.54%, 08/15/17	452,551	452,292
Series 2014-4, Class B, 1.82%, 05/15/19	310,000	310,465
Series 2015-1, Class A1, 0.32%, 03/15/16	578,219	578,219
SMART ABS Trust, Series 2015-1US, Class A1, 0.40%, 03/14/16	525,000	524,970
SMART Trust Series 2011-2USA, Class A4A, 2.31%, 04/14/17(b)	369,388	369,896
Series 2012-1USA, Class A4A, 2.01%, 12/14/17(b)	330,000	332,640
Toyota Auto Receivables Owner Trust, Series 2013-B, Class A2, 0.48%, 02/15/16	9,508	9,508

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Automobiles (continued)
Volkswagen Auto Loan Enhanced Trust Series 2012-1, Class A3, 0.85%, 08/22/16	$142,919	$143,026
Series 2012-2, Class A3, 0.46%, 01/20/17	585,887	585,792
World Omni Auto Receivables Trust, Series 2014-A, Class A2, 0.43%, 05/15/17	659,289	658,994
World Omni Automobile Lease Securitization Trust, Series 2013-A, Class A2A, 0.73%, 05/16/16	521,941	522,235

		19,859,870

Credit Card 0.2%
Discover Card Master Trust, Series 2012-A3, Class A, 0.86%, 11/15/17	645,000	645,338

Home Equity 0.0%†
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, 0.71%, 08/25/31(a)	56,682	41,717
Renaissance Home Equity Loan Trust Series 2006-1, Class AF3, 5.61%, 05/25/36(c)	30,107	20,594
Series 2007-1, Class AF2, 5.51%, 04/25/37(c)	116,516	62,160

		124,471

Other 1.4%
Access Group, Inc. Series 2003-A, Class A2, 1.22%, 07/01/38(a)	174,445	171,081
Series 2006-1, Class B, 0.71%, 08/25/37(a)	184,210	168,937
Ally Master Owner Trust Series 2010-2, Class A, 4.25%, 04/15/17(b)	340,000	340,485
Series 2012-3, Class A1, 0.87%, 06/15/17(a)	180,000	180,140
Series 2013-1, Class A2, 1.00%, 02/15/18	875,000	876,801
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.79%, 10/17/36(b)	432,037	449,895
CCG Receivables Trust Series 2013-1, Class A2, 1.05%, 08/14/20(b)	127,885	128,040
Series 2014-1, Class A2, 1.06%, 11/15/21(b)	422,454	422,536
CNH Equipment Trust, Series 2012-D, Class A3, 0.65%, 04/16/18	63,894	63,891
Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47(a)	186,133	185,008
Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB2, Class A2, 1.27%, 04/25/32(a)	299,724	287,728
Federal National Mortgage Association Grantor Trust, Series 2003-T4, Class 2A5, 5.29%, 09/26/33(c)	70,138	76,840
Ford Credit Floorplan Master Owner Trust, Series 2013-3, Class A2, 0.47%, 06/15/17(a)	155,000	154,984
MMAF Equipment Finance LLC, Series 2014-AA, Class A1, 0.20%, 07/02/15(b)	30,228	30,228
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 0.88%, 12/10/18(a)(b)	560,000	559,682

		4,096,276

Student Loan 0.8%
Education Loan Asset-Backed Trust I, Series 2013-1, Class B1, 1.17%, 11/25/33(a)(b)	740,255	690,667
Navient Private Education Loan Trust, Series 2014-AA, Class A2A, 2.74%, 02/15/29(b)	585,000	589,645
SLM Student Loan Trust, Series 2010-A, Class 2A, 3.42%, 05/16/44(a)(b)	562,492	595,617
SoFi Professional Loan Program, Series 2014-B, Class A2, 2.55%, 08/27/29(b)	607,714	611,307

		2,487,236

Total Asset-Backed Securities (cost $26,985,143)		27,213,191

Bank Loans 1.8%

	Principal Amount	Market Value
Advertising 0.1%
Advantage Sales & Marketing, Inc., 2nd Lien Term Loan, 0.05%, 07/25/22	410,000	409,914

Aerospace & Defense 0.1%
TransDigm, Inc., 1st Lien Tranche D Term Loan, 0.03%, 06/04/21	248,125	247,393

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Bank Loans (continued)

	Principal Amount	Market Value
Chemicals 0.2%
Axalta Coating Systems US Holdings, Inc., 1st Lien Tranche B Term Loan, 0.01%, 02/01/20	$236,529	$234,997
MacDermid, Inc., 1st Lien Tranche B Term Loan, 0.03%, 06/07/20	373,101	374,269

		609,266

Commercial Services 0.0%†
Aster II SA, Tranche C Term Loan 0.02%, 09/03/21	26,113	26,004
ColourOZ Investment, Tranche B-2 Term Loan, 0.02%, 09/03/21	158,359	157,699

		183,703

Commercial Services & Supplies 0.1%
EnergySolutions LLC, 1st Lien Tranche B Term Loan, 0.04%, 05/29/20	234,464	234,978

Hotels, Restaurants & Leisure 0.2%
Dave & Buster’s, Inc., 1st Lien Tranche B Term Loan 0.06%, 07/25/20	257,830	258,555
Playa Resorts Holdings BV, 1st Lien Tranche B Term Loan, 0.12%, 08/09/19	397,108	396,611

		655,166

Household Products 0.1%
Sun Products Corp. (The), 1st Lien Tranche B Term Loan, 0.02%, 03/23/20	203,529	195,134

Machinery 0.0%†
Liberty Tire Recycling LLC, Bridge Loan, 0.00%, 12/31/49(d)	26,680	26,680

Media 0.5%
IMG Worldwide Holdings LLC, 1st Lien Tranche B Term Loan, 0.01%, 05/06/21	253,362	250,892
Metro-Goldwyn-Mayer, Inc., 2nd Lien Tranche B Term Loan 0.13%, 06/26/20	400,000	400,500
Numericable US LLC, 1st Lien Tranche B-1 Term Loan, 0.01%, 05/21/20	133,703	133,960
Numericable US LLC, 1st Lien Tranche B-2 Term Loan, 0.01%, 05/21/20	115,672	115,894
Tribune Media Co., 1st Lien Tranche B Term Loan 0.09%, 01/01/00	293,117	289,819
TWCC Holding Corp., 2nd Lien Term Loan 0.05%, 06/26/20	325,000	285,594

		1,476,659

Oil, Gas & Consumable Fuels 0.1%
Jonah Energy LLC, 2nd Lien Term Loan, 0.05%, 05/08/21	200,000	177,334
Templar Energy LLC, 2nd Lien Tranche B Term Loan 0.01%, 11/25/20	175,000	118,198

		295,532

Road & Rail 0.1%
Neff Rental LLC, 2nd Lien Term Loan, 0.04%, 06/09/21	208,261	204,096

Semiconductors & Semiconductor Equipment 0.1%
Freescale Semiconductor, Inc., 1st Lien Tranche B-5 Term Loan, 0.04%, 01/15/21	322,674	324,064

Specialty Retail 0.1%
Party City Holdings, Inc., 1st Lien Tranche B Term Loan 0.02%, 07/27/19	248,120	247,706

Textiles, Apparel & Luxury Goods 0.1%
Nine West Holdings, Inc., 1st Lien Tranche B Term Loan, 0.06%, 10/08/19	248,750	234,914

Total Bank Loan (cost $5,464,414)		5,345,205

Collateralized Mortgage Obligations 3.3%

	Principal Amount	Market Value
Banc of America Mortgage Securities, Inc. Series 2004-I, Class 2A2, 2.70%, 10/25/34(a)	20,126	20,136
Series 2007-3, Class 1A1, 6.00%, 09/25/37	179,027	163,064
BCAP LLC Trust, Series 2011-R11, Class 20A5, 2.60%, 03/26/35(a)(b)	200,239	202,345
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A9, 5.75%, 06/25/36	113,847	117,125
Countrywide Home Loan Mortgage Pass Through Trust Series 2005-11, Class 5A1, 0.77%, 03/25/35(a)	369,981	307,146
Series 2006-1, Class A2, 6.00%, 03/25/36	84,226	79,279
CSMC Mortgage-Backed Trust, Series 2007-5, Class 8A2, 6.00%, 10/25/24	175,623	183,986
FDIC Trust Series 2011-R1, Class A, 2.67%, 07/25/26(b)	323,511	331,327
Series 2010-R1, Class A, 2.18%, 05/25/50(b)	272,127	274,391
Federal Home Loan Mortgage Corp. Reference REMIC Series R006, Class ZA, 6.00%, 04/15/36	504,347	577,325

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Reference REMIC (continued)
Series R007, Class ZA, 6.00%, 05/15/36	$291,513	$331,979
Federal Home Loan Mortgage Corp. REMICS Series 1103, Class N, IO, 1156.50%, 06/15/21	1	17
Series 3558, Class G, 4.00%, 08/15/24	485,000	534,606
Series 3123, Class HT, 5.00%, 03/15/26	75,662	83,177
Series 3150, Class EQ, 5.00%, 05/15/26	105,574	115,659
Series 2129, Class SG, IO, 6.82%, 06/17/27(a)	360,492	83,918
Series 3599, Class DY, 4.50%, 11/15/29	420,000	486,883
Series 3653, Class B, 4.50%, 04/15/30	383,280	417,676
Series 2649, Class IM, IO, 7.00%, 07/15/33	79,440	17,858
Series 2725, Class TA, 4.50%, 12/15/33	20,000	22,944
Series 3704, Class DC, 4.00%, 11/15/36	129,792	138,751
Federal Home Loan Mortgage Corp. Structured Pass Through Securities, Series T-56, Class A5, 5.23%, 05/25/43	127,955	144,494
Federal National Mortgage Association Grantor Trust Series 2001-T5, Class A2, 6.99%, 06/19/41(a)	174,068	197,983
Series 2001-T5, Class A3, 7.50%, 06/19/41(a)	118,879	139,455
Series 2001-T4, Class A1, 7.50%, 07/25/41	129,797	157,927
Series 2001-T10, Class A2, 7.50%, 12/25/41	243,381	287,511
Federal National Mortgage Association Interest Strip Series 207, Class 2, IO, 8.00%, 02/25/23	67,757	15,905
Series 264, Class 2, IO, 8.00%, 07/01/24	150,086	32,304
Series 267, Class 2, IO, 8.50%, 10/25/24	178,826	45,486
Series 274, Class 2, IO, 8.50%, 10/25/25	167,657	40,171
Series 277, Class 2, IO, 7.50%, 04/25/27	74,448	18,905
Federal National Mortgage Association REMICS Series 2006-22, Class CE, 4.50%, 08/25/23	112,611	121,021
Series 2009-71, Class MB, 4.50%, 09/25/24	105,551	113,164
Series 2004-70, Class EB, 5.00%, 10/25/24	66,291	72,008
Series 1997-61, Class PK, IO, 8.00%, 08/18/27	120,521	30,719
Series 2009-39, Class LB, 4.50%, 06/25/29	104,863	114,175
Series 2009-96, Class DB, 4.00%, 11/25/29	376,609	404,920
Series 2003-32, Class UI, IO, 6.00%, 05/25/33	110,592	22,651
Series 2003-35, Class UI, IO, 6.50%, 05/25/33	52,572	9,255
Series 2003-41, Class IB, IO, 7.00%, 05/25/33	181,801	36,544
Series 2003-44, Class IB, IO, 6.00%, 06/25/33	37,156	8,400
Series 2013-111, Class PL, 2.00%, 12/25/42	425,000	397,859
Federal National Mortgage Association Whole Loan, Series 2004-W2, Class 2A2, 7.00%, 02/25/44	153,255	177,365
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 3.95%, 05/25/35(a)	52,983	50,636
Government National Mortgage Association Series 2010-14, Class A, 4.50%, 06/16/39	83,616	89,718
Series 2010-H12, Class PT, 5.47%, 11/20/59	440,566	463,544
GSMPS Mortgage Loan Trust Series 2006-RP1, Class 1A2, 7.50%, 01/25/36(b)	159,694	169,173
Series 2006-RP1, Class 1A3, 8.00%, 01/25/36(b)	65,525	70,056
JPMorgan Mortgage Trust Series 2005-A6, Class 1A2, 2.53%, 09/25/35(a)	137,303	130,819
Series 2005-A8, Class 1A1, 4.97%, 11/25/35(a)	58,497	55,359
Series 2006-A6, Class 1A2, 2.52%, 10/25/36(a)	9,859	8,875
Mastr Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(b)	192,120	201,027
NCUA Guaranteed Notes Series 2010-R1, Class 2A, 1.84%, 10/07/20	158,152	158,939
Series 2010-R3, Class 3A, 2.40%, 12/08/20	177,596	179,687
Nomura Asset Acceptance Corp., Series 2004-AR2, Class 3A3, 1.09%, 10/25/34(a)	21,113	21,053
RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.50%, 02/26/35(b)	263,034	271,746
Structured Asset Securities Corp., Series 2003-34A, Class 6A, 2.60%, 11/25/33(a)	236,579	231,324
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 1A4, 1.96%, 11/25/36(a)	149,775	132,247
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 2.44%, 03/25/34(a)	74,727	74,935

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1, 2.61%, 09/25/34(a)	$51,985	$52,144
Series 2005-AR2, Class 2A1, 2.62%, 03/25/35(a)	94,061	93,997
Series 2006-AR6, Class 7A1, 5.03%, 03/25/36(a)	57,993	57,307
Series 2006-AR10, Class 5A1, 2.63%, 07/25/36(a)	170,247	164,071

Total Collateralized Mortgage Obligations (cost $8,751,624)		9,754,471

Commercial Mortgage Backed Securities 3.7%

	Principal Amount	Market Value
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AM, 5.60%, 04/10/49(a)	535,000	576,337
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2008-1, Class A4, 6.21%, 02/10/51(a)	277,758	305,600
BHMS Mortgage Trust Series 2014-ATLS, Class AFL, 1.67%, 07/05/33(a)(b)	130,000	132,276
Series 2014-ATLS, Class BFX, 4.24%, 07/05/33(b)	370,000	386,628
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AJ, 4.96%, 05/15/43(a)	180,624	180,518
COMM Mortgage Trust Series 2005-C6, Class AJ, 5.21%, 06/10/44(a)	65,000	65,774
Series 2015-CR22, Class A5, 3.31%, 03/10/48	400,000	415,651
Commercial Mortgage Trust, Series 2001-J2A, Class E, 6.92%, 07/16/34(a)(b)	210,000	227,033
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3, Class AJ, 4.77%, 07/15/37	75,000	75,086
Series 2005-C4, Class B, 5.29%, 08/15/38(a)	160,000	161,190
Series 2005-C6, Class B, 5.23%, 12/15/40(a)	280,000	284,978
CSMC Trust, Series 2014-USA, Class A2, 3.95%, 09/15/37(b)	295,000	318,536
DBCCRE Mortgage Trust, Series 2014-ARCP, Class C, 4.93%, 01/10/34(a)(b)	265,000	288,121
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K041, Class A2, 3.17%, 10/25/24	350,000	370,437
Series K501, Class X1A, IO, 1.64%, 08/25/16(a)	2,713,471	43,321
Series K702, Class X1, IO, 1.52%, 02/25/18(a)	5,932,134	227,207
Federal National Mortgage Association-ACES, Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	310,000	321,365
FREMF Mortgage Trust, Series 2010- K7, Class B, 5.44%, 04/25/20(a)(b)	565,000	639,686
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class AFX, 3.23%, 12/15/19(b)	300,000	310,974
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class F, 5.15%, 07/10/45(a)(b)	160,000	160,831
Government National Mortgage Association Series 2010-124, Class C, 3.39%, 03/16/45	175,000	180,997
Series 2011-67, Class B, 3.86%, 10/16/47(a)	270,000	284,065
Series 2012-115, Class IO, IO, 0.43%, 04/16/54(a)	2,219,565	95,450
Series 2012-99, Class CI, IO, 1.05%, 10/16/49(a)	2,018,682	143,139
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AJ, 4.78%, 07/10/39	234,487	234,564
GS Mortgage Securities Trust Series 2014-GC26, Class C, 4.51%, 11/10/47(a)	170,000	178,077
Series 2015-GC28, Class A5, 3.40%, 02/10/48	130,000	135,835
JP Morgan Chase Commercial Mortgage, Series 2004-LN2, Class B, 5.21%, 07/15/41(a)	160,000	163,890
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2014-FBLU, Class C, 2.17%, 12/15/28(a)(b)	255,000	255,247
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD11, Class AM, 5.78%, 06/15/49(a)	150,000	157,822
Series 2007-LDPX, Class AM, 5.46%, 01/15/49(a)	415,000	433,258
Series 2013-JWRZ, Class D, 3.16%, 04/15/30(a)(b)	115,000	115,005
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class D, 5.19%, 01/12/37(a)	22,430	22,436
LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.90%, 07/15/44(a)	115,000	125,149
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AM, 4.79%, 07/15/40	430,000	429,999
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class AM, 5.11%, 07/12/38(a)	735,000	742,342

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount		Market Value
Merrill Lynch Mortgage Trust (continued)
Series 2006-C2, Class AM, 5.78%, 08/12/43(a)		$180,000	$189,871
Series 2008-C1, Class A4, 5.69%, 02/12/51		281,822	305,981
Morgan Stanley Capital I, Series 2006-IQ12, Class AM, 5.37%, 12/15/43		145,000	153,611
Morgan Stanley Capital I Trust Series 2005-HQ6, Class D, 5.20%, 08/13/42(a)		100,000	100,616
Series 2007-HQ12, Class A2, 5.67%, 04/12/49(a)		27,365	27,333
Mortgage Pass Through Certificates, Series 2001-CIB2, Class D, 6.80%, 04/15/35(a)		98,544	98,745
Motel 6 Trust, Series 2015-MTL6, Class A2A2, 2.61%, 02/05/30(b)		380,000	383,610
RBSCF Trust, Series 2010-RR4, Class CMLA, 6.03%, 12/16/49(a)(b)		130,180	136,043
RREF LLC Series 2014-LT5, Class A, 2.85%, 05/15/24(b)		39,872	39,885
Series 2014-LT6, Class A, 2.75%, 09/15/24(b)		97,531	97,526
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4, 5.51%, 04/15/47		110,000	115,975
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.66%, 03/15/47		195,000	208,051

Total Commercial Mortgage Backed Securities (cost $10,891,652)			11,046,071

Corporate Bonds 43.8%

	Principal Amount		Market Value
Aerospace & Defense 0.1%
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/19		240,000	209,400
TransDigm, Inc., 6.00%, 07/15/22		240,000	240,000

			449,400

Airlines 0.1%
American Airlines Pass Through Trust, Series 2014-1, Class B, 4.38%, 04/01/24		265,000	274,275
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20(b)		100,000	100,000

			374,275

Auto Components 0.4%
Allison Transmission, Inc., 7.13%, 05/15/19(b)		310,000	323,020
Pittsburgh Glass Works LLC, 8.00%, 11/15/18(b)		193,000	204,098
Stackpole International Intermediate/Stackpole International Powder/Stackpl, 7.75%, 10/15/21(b)		290,000	287,100
Tupy Overseas SA, Reg. S, 6.63%, 07/17/24		200,000	192,000
6.63%, 07/17/24(b)		300,000	288,000

			1,294,218

Automobiles 0.6%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 06/15/19		240,000	251,700
General Motors Co., 4.88%, 10/02/23		700,000	757,900
5.00%, 04/01/35		335,000	357,459
Volvo Treasury AB, 5.95%, 04/01/15(b)		445,000	445,000

			1,812,059

Banks 3.7%
ABN AMRO Bank NV, 1.06%, 10/28/16(a)(b)		300,000	302,001
Banco BMG SA, 8.00%, 04/15/18(b)(e)		175,000	172,375
Banco Davivienda SA, 5.88%, 07/09/22(b)(e)		250,000	256,875
Banco do Brasil SA, 9.00%, 06/18/24(b)(f)		1,070,000	922,158
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 06/06/24(b)(e)		350,000	344,750
Bank of America Corp., 4.75%, 08/01/15		420,000	425,180
4.00%, 01/22/25		990,000	998,012
BBVA US Senior SAU, 4.66%, 10/09/15		500,000	509,610
Citigroup, Inc., 6.25%, 06/29/17	NZD	150,000	116,812
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.00%, 01/25/16	NOK	1,740,000	220,037
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.25%, 12/21/16	SEK	300,000	36,049
Fifth Third Bank, 2.88%, 10/01/21		$400,000	405,424
Finansbank AS, 6.25%, 04/30/19(b)		275,000	279,469
Global Bank Corp., 4.75%, 10/05/17(b)		190,000	195,415
5.13%, 10/30/19(b)(e)		490,000	508,375

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Banks (continued)
HSBC Holdings PLC, 6.38%, 03/30/25(f)		$340,000	$347,650
HSBC USA, Inc., 2.35%, 03/05/20		300,000	301,500
Intesa Sanpaolo SpA, 2.38%, 01/13/17		390,000	394,650
5.02%, 06/26/24(b)		540,000	552,685
JPMorgan Chase & Co., 2.92%, 09/19/17	CAD	675,000	551,842
4.25%, 11/02/18	NZD	200,000	149,990
3.88%, 09/10/24		$330,000	338,544
Lloyds Banking Group PLC, 7.50%, 06/27/24(f)		500,000	531,250
National Savings Bank, 5.15%, 09/10/19(b)		250,000	241,250
Rabobank, Nederland NV, 11.00%, 06/30/19(b)(f)		513,000	660,487
TC Ziraat Bankasi AS, 4.25%, 07/03/19(b)		310,000	307,086
Wachovia Capital Trust III, 5.57%, 05/08/15(e)(f)		320,000	315,968
Wells Fargo & Co., 4.10%, 06/03/26		385,000	406,201
4.65%, 11/04/44		330,000	353,935

			11,145,580

Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc., 5.38%, 01/15/20		310,000	357,079
Beverages & More, Inc., 10.00%, 11/15/18(b)		425,000	403,750
Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.50%, 08/15/19(b)(e)		725,000	732,250

			1,493,079

Biotechnology 0.2%
Gilead Sciences, Inc., 3.50%, 02/01/25		200,000	210,906
4.50%, 02/01/45		285,000	314,759

			525,665

Building Products 0.2%
CPG Merger Sub LLC, 8.00%, 10/01/21(b)		225,000	228,375
Reliance Intermediate Holdings LP, 6.50%, 04/01/23(b)		230,000	235,175

			463,550

Capital Markets 1.7%
Ameriprise Financial, Inc., 7.30%, 06/28/19		515,000	622,281
Bear Stearns Cos. LLC (The), 5.55%, 01/22/17		345,000	369,049
CDP Financial, Inc., 5.60%, 11/25/39(b)		270,000	355,186
Deutsche Bank AG, 7.50%, 04/30/25(f)		160,000	162,800
Financiera de Desarrollo Territorial SA Findeter, 7.88%, 08/12/24(b)	COP	862,000,000	333,561
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/19	NZD	175,000	133,880
2.60%, 04/23/20		$325,000	328,458
6.75%, 10/01/37		305,000	400,481
4.80%, 07/08/44		240,000	266,541
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(b)		590,000	610,440
Morgan Stanley, 0.73%, 10/15/15(a)		195,000	195,276
4.75%, 11/16/18	AUD	130,000	103,715
4.35%, 09/08/26		$275,000	288,273
4.30%, 01/27/45		375,000	388,585
Nomura Holdings, Inc., 2.00%, 09/13/16		605,000	610,683

			5,169,209

Chemicals 2.2%
Albemarle Corp., 4.15%, 12/01/24		360,000	373,365
5.45%, 12/01/44		265,000	285,814
Axiall Corp., 4.88%, 05/15/23(e)		575,000	570,687
Braskem America Finance Co., 7.13%, 07/22/41(b)(e)		460,000	409,906
Braskem Finance Ltd., 6.45%, 02/03/24(e)		885,000	854,025
Eagle Spinco, Inc., 4.63%, 02/15/21		400,000	395,500
Eco Services Operations LLC/Eco Finance Corp., 8.50%, 11/01/22(b)		255,000	257,550
Momentive Performance Materials, Inc., 8.88%, 10/15/20(d)		190,000	0
3.88%, 10/24/21		190,000	168,150
NOVA Chemicals Corp., 5.25%, 08/01/23(b)		730,000	762,850
5.00%, 05/01/25(b)(e)		200,000	209,000
Nufarm Australia Ltd., 6.38%, 10/15/19(b)		250,000	253,125
Platform Specialty Products Corp., 6.50%, 02/01/22(b)		205,000	214,225
Rayonier AM Products, Inc., 5.50%, 06/01/24(b)		725,000	621,688
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		725,000	754,906
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 05/01/21(b)		300,000	322,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Chemicals (continued)
Yingde Gases Investment Ltd., 7.25%, 02/28/20(b)		$250,000	$198,750

			6,652,041

Commercial Services & Supplies 0.7%
Atento Luxco 1 SA, Reg. S, 7.38%, 01/29/20		500,000	493,750
Cenveo Corp., 11.50%, 05/15/17		100,000	100,000
8.50%, 09/15/22(b)(e)		400,000	337,000
Clean Harbors, Inc., 5.13%, 06/01/21		250,000	254,360
Covanta Holding Corp., 5.88%, 03/01/24		250,000	258,750
Monitronics International, Inc., 9.13%, 04/01/20		275,000	269,156
Quad/Graphics, Inc., 7.00%, 05/01/22(b)		350,000	336,875

			2,049,891

Communications Equipment 0.8%
Avaya, Inc., 9.00%, 04/01/19(b)		900,000	922,500
10.50%, 03/01/21(b)(e)		200,000	170,000
Nokia OYJ, 6.63%, 05/15/39		1,040,000	1,232,400

			2,324,900

Construction & Engineering 0.1%
AECOM Technology Corp., 5.75%, 10/15/22(b)		170,000	175,950
Odebrecht Finance Ltd., 8.25%, 04/25/18(b)	BRL	530,000	122,887
Zachry Holdings, Inc., 7.50%, 02/01/20(b)		$125,000	118,750

			417,587

Construction Materials 0.3%
Cemex Finance LLC, 9.38%, 10/12/22(b)		835,000	947,725

Consumer Finance 0.4%
Ally Financial, Inc., 4.13%, 02/13/22		155,000	151,125
American Express Co., 3.63%, 12/05/24		280,000	287,550
Discover Financial Services, 3.95%, 11/06/24		415,000	426,789
TMX Finance LLC/TitleMax Finance Corp., 8.50%, 09/15/18(b)		400,000	284,000

			1,149,464

Containers & Packaging 0.3%
Ardagh Finance Holdings SA, 8.63%, 06/15/19(b)(e)(h)		200,000	208,376
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 01/31/19(b)		250,000	251,250
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.13%, 07/15/20(b)		350,000	304,500

			764,126

Distributors 0.1%
Brightstar Corp., 9.50%, 12/01/16(b)		175,000	183,313

Diversified Financial Services 1.0%
Apollo Management Holdings LP, 4.00%, 05/30/24(b)		405,000	416,588
Argos Merger Sub, Inc., 7.13%, 03/15/23(b)		145,000	150,256
Brazil Loan Trust 1, 5.48%, 07/24/23(b)		258,120	256,829
Corp. Financiera de Desarrollo SA, 5.25%, 07/15/29(a)(b)		200,000	207,970
Dubai Holding Commercial Operations MTN Ltd., 6.00%, 02/01/17	GBP	350,000	527,134
General Electric Capital Corp., 0.64%, 05/05/26(a)		$345,000	323,614
Goldman Sachs Capital I, 6.35%, 02/15/34		370,000	461,096
ROC Finance LLC/ROC Finance 1 Corp., 12.13%, 09/01/18(b)		350,000	366,625
Stena AB, 7.00%, 02/01/24(b)(e)		200,000	194,000
Stena International SA, 5.75%, 03/01/24(b)		175,000	166,250

			3,070,362

Diversified Telecommunication Services 3.7%
Altice SA, 7.75%, 05/15/22(b)		625,000	635,547
Bellsouth Capital Funding Corp., 7.88%, 02/15/30		290,000	391,264
CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 04/30/21(e)		200,000	210,000
Colombia Telecomunicaciones SA ESP, 8.50%, 03/30/20(b)(f)		805,000	807,173
Columbus International, Inc., 7.38%, 03/30/21(b)		410,000	431,012
Empresa de Telecomunicaciones de Bogota, 7.00%, 01/17/23(b)	COP	1,305,000,000	475,572
Level 3 Communications, Inc., 5.75%, 12/01/22		$255,000	261,859
Oi SA, 5.75%, 02/10/22(b)(e)		600,000	489,300
Sprint Capital Corp., 8.75%, 03/15/32		1,425,000	1,471,313
Telecom Italia SpA, 5.30%, 05/30/24(b)		380,000	398,050
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22(b)		250,000	256,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Diversified Telecommunication Services (continued)
Telefonica del Peru SAA, Reg. S, 8.00%, 04/11/16	PEN	1,940,001	$638,750
Telemar Norte Leste SA, 9.50%, 04/23/19(b)		$110,000	109,725
TELUS Corp., 5.05%, 12/04/19	CAD	65,000	58,694
Verizon Communications, Inc., 5.05%, 03/15/34		$2,278,000	2,473,541
6.55%, 09/15/43		53,000	69,015
4.67%, 03/15/55(b)		507,000	496,526
Virgin Media Secured Finance PLC, 5.38%, 04/15/21(b)		113,000	118,509
5.25%, 01/15/26(b)(e)		500,000	510,000
Wind Acquisition Finance SA, 7.38%, 04/23/21(b)		555,000	575,813
Windstream Corp., 7.50%, 06/01/22		250,000	241,250

			11,119,163

Electric Utilities 1.2%
AES Corp., 3.26%, 06/01/19(a)		140,000	139,300
5.50%, 04/15/25		155,000	153,450
Carolina Power & Light Co., 4.10%, 03/15/43		300,000	324,714
Commonwealth Edison Co., 5.80%, 03/15/18		375,000	422,866
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		309,000	15,450
Eskom Holdings SOC Ltd., 7.13%, 02/11/25(b)		460,000	463,450
Great Plains Energy, Inc., 5.29%, 06/15/22(c)		350,000	401,794
Israel Electric Corp. Ltd., Reg. S, 5.63%, 06/21/18		300,000	319,031
Monongahela Power Co., 4.10%, 04/15/24(b)		210,000	228,504
5.40%, 12/15/43(b)		225,000	275,881
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(b)		680,000	695,131

			3,439,571

Energy Equipment & Services 0.1%
Weatherford International Ltd., 5.13%, 09/15/20		400,000	389,503

Food & Staples Retailing 0.6%
Cencosud SA, 5.15%, 02/12/25(b)(e)		360,000	355,622
CST Brands, Inc., 5.00%, 05/01/23		525,000	535,500
CVS Caremark Corp., 3.25%, 05/18/15		305,000	306,022
Rite Aid Corp., 6.13%, 04/01/23(b)		125,000	128,125
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24		290,000	299,846
4.80%, 11/18/44		225,000	242,852

			1,867,967

Food Products 1.3%
ConAgra Foods, Inc., 4.95%, 08/15/20		425,000	468,711
Dean Foods Co., 6.50%, 03/15/23(b)		375,000	376,875
General Mills, Inc., 1.40%, 10/20/17		170,000	170,442
2.20%, 10/21/19		230,000	231,928
Grupo Bimbo SAB de CV, 4.88%, 06/27/44(b)		200,000	202,486
JBS Investments GmbH, 7.75%, 10/28/20(b)		400,000	423,000
7.25%, 04/03/24(b)		200,000	204,000
JM Smucker Co. (The), 2.50%, 03/15/20(b)		350,000	354,697
Marfrig Holding Europe BV, 6.88%, 06/24/19(b)		200,000	170,000
Marfrig Overseas Ltd., 9.50%, 05/04/20(b)		1,430,000	1,351,350

			3,953,489

Gas Utilities 1.8%
CenterPoint Energy Resources Corp., 6.25%, 02/01/37		70,000	90,504
DCP Midstream Operating LP, 3.88%, 03/15/23		455,000	409,581
Energy Transfer Partners LP, 6.05%, 06/01/41		150,000	166,075
Enterprise Products Operating LLC, 5.25%, 01/31/20		505,000	569,970
3.75%, 02/15/25		160,000	165,164
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38(b)		148,910	155,983
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 02/15/21		385,000	371,525
GNL Quintero SA, 4.63%, 07/31/29(b)		180,000	186,969
Kinder Morgan, Inc., 4.30%, 06/01/25(e)		380,000	390,049
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.88%, 12/01/24		360,000	368,064
Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22		175,000	189,875
4.50%, 11/01/23		60,000	60,300
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24		235,000	236,175
Sabine Pass LNG LP, 7.50%, 11/30/16		110,000	116,875
Spectra Energy Partners LP, 3.50%, 03/15/25		380,000	381,893

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Gas Utilities (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 08/01/22	$235,000	$246,163
5.25%, 05/01/23	125,000	125,625
Tennessee Gas Pipeline Co. LLC, 8.38%, 06/15/32	290,000	375,086
Williams Partners LP, 7.25%, 02/01/17	280,000	307,606
5.10%, 09/15/45	595,000	573,735

		5,487,217

Health Care Providers & Services 1.5%
Biomet, Inc., 6.50%, 10/01/20	230,000	241,500
Boston Scientific Corp., 6.00%, 01/15/20	200,000	230,202
CHS/Community Health Systems, Inc., 5.13%, 08/01/21	225,000	231,750
HCA, Inc., 4.75%, 05/01/23	375,000	389,063
Life Technologies Corp., 6.00%, 03/01/20	340,000	392,664
Medco Health Solutions, Inc., 4.13%, 09/15/20	230,000	247,806
Medtronic, Inc., 3.15%, 03/15/22(b)	330,000	342,660
3.50%, 03/15/25(b)	470,000	491,334
4.63%, 03/15/45(b)	365,000	413,717
OnCure Holdings, Inc., 11.75%, 05/15/17(d)	250,000	0
Service Corp. International, 7.50%, 04/01/27	375,000	438,750
UnitedHealth Group, Inc., 3.88%, 10/15/20	305,000	333,738
Universal Hospital Services, Inc., 7.63%, 08/15/20	375,000	328,125
Zimmer Holdings, Inc., 3.55%, 04/01/25	465,000	474,645

		4,555,954

Hotels, Restaurants & Leisure 1.1%
Caesars Entertainment Operating Co., Inc., 11.25%, 06/01/17(i)	575,000	416,875
12.75%, 04/15/18	250,000	53,125
Carrols Restaurant Group, Inc., 11.25%, 05/15/18	225,000	239,344
Cleopatra Finance Ltd., 6.25%, 02/15/22(b)	275,000	268,812
Marina District Finance Co., Inc., 9.88%, 08/15/18	225,000	235,688
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20	475,000	498,750
Ruby Tuesday, Inc., 7.63%, 05/15/20	320,000	324,800
Scientific Games International, Inc., 6.63%, 05/15/21(b)(e)	350,000	255,500
7.00%, 01/01/22(b)(e)	250,000	255,625
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 6.38%, 06/01/21(b)	475,000	452,438
Yum! Brands, Inc., 4.25%, 09/15/15	275,000	279,127

		3,280,084

Household Durables 0.5%
NVR, Inc., 3.95%, 09/15/22	380,000	397,707
Samsung Electronics America, Inc., 1.75%, 04/10/17(b)	290,000	292,424
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23(b)	250,000	254,375
Springs Industries, Inc., 6.25%, 06/01/21	251,000	247,862
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, 04/15/20(b)	200,000	212,000

		1,404,368

Household Products 0.2%
American Achievement Corp., 10.88%, 04/15/16(b)(e)	270,000	264,600
Prestige Brands, Inc., 5.38%, 12/15/21(b)(e)	195,000	197,438

		462,038

Industrial Conglomerates 0.2%
General Electric Co., 5.25%, 12/06/17	220,000	242,855
4.50%, 03/11/44	225,000	252,564

		495,419

Information Technology Services 0.2%
iPayment, Inc., 9.50%, 12/15/19(b)(e)	204,232	190,957
SunGard Availability Services Capital, Inc., 8.75%, 04/01/22(b)	675,000	423,562

		614,519

Insurance 0.7%
American International Group, Inc., 4.38%, 01/15/55	325,000	327,538
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20(b)	265,000	272,950

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Insurance (continued)
Farmers Exchange Capital III, 5.45%, 10/15/54(a)(b)		$280,000	$303,313
Genworth Holdings, Inc., 7.70%, 06/15/20		200,000	212,500
Mutual of Omaha Insurance Co., 4.30%, 07/15/54(a)(b)		345,000	353,135
USF&G Capital III, 8.31%, 07/01/46(b)		260,000	403,956
Willis Group Holdings PLC, 4.13%, 03/15/16		255,000	261,637

			2,135,029

Internet & Catalog Retail 0.6%
Amazon.com, Inc., 1.20%, 11/29/17		325,000	325,054
3.80%, 12/05/24		395,000	415,141
QVC, Inc., 4.38%, 03/15/23		700,000	713,196
5.45%, 08/15/34		240,000	238,046

			1,691,437

Internet Software & Services 0.3%
Baidu, Inc., 3.25%, 08/06/18		280,000	290,049
Pacnet Ltd., Reg. S, 9.00%, 12/12/18		230,000	257,600
Symantec Corp., 2.75%, 06/15/17		165,000	167,962
Tencent Holdings Ltd., 3.38%, 05/02/19(b)		295,000	305,658

			1,021,269

Machinery 0.1%
CNH Industrial Capital LLC, 3.38%, 07/15/19(b)		120,000	116,400
Liberty Tire Recycling LLC, 11.00%, 03/31/21(b)(d)(g)		216,000	216,000

			332,400

Marine 0.2%
Global Ship Lease, Inc., 10.00%, 04/01/19(b)		275,000	287,375
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21		250,000	240,000

			527,375

Media 3.2%
Avanti Communications Group PLC, 10.00%, 10/01/19(b)		425,000	410,125
British Sky Broadcasting Group PLC, 6.10%, 02/15/18(b)		265,000	295,236
Cablevision Systems Corp., 8.00%, 04/15/20		125,000	141,562
CCOH Safari LLC, 5.50%, 12/01/22		300,000	306,750
Cengage Learning Acquisitions, Inc., 11.50%, 04/15/20(d)		60,000	0
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		500,000	518,750
Comcast Corp., 6.95%, 08/15/37		400,000	568,162
CSC Holdings LLC, 6.75%, 11/15/21		300,000	333,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 04/01/24		495,000	528,656
DISH DBS Corp., 6.75%, 06/01/21		450,000	479,250
5.88%, 07/15/22		600,000	609,750
DreamWorks Animation SKG, Inc., 6.88%, 08/15/20(b)		425,000	414,375
Hughes Satellite Systems Corp., 7.63%, 06/15/21		270,000	297,000
iHeartCommunications, Inc., 10.00%, 01/15/18(e)		250,000	212,500
Intelsat Jackson Holdings SA, 5.50%, 08/01/23		650,000	613,438
Intelsat Luxembourg SA, 7.75%, 06/01/21		375,000	345,937
Nexstar Broadcasting, Inc., 6.13%, 02/15/22(b)		275,000	281,875
Numericable Group SA, 5.63%, 05/15/24(b)	EUR	300,000	340,349
Sirius XM Radio, Inc., 5.38%, 04/15/25(b)(e)		$250,000	251,250
SiTV LLC/SiTV Finance, Inc., 10.38%, 07/01/19(b)		250,000	223,750
Time Warner Cable, Inc., 5.00%, 02/01/20		210,000	234,351
6.55%, 05/01/37		495,000	621,644
7.30%, 07/01/38		280,000	377,445
Univision Communications, Inc., 6.75%, 09/15/22(b)		225,000	241,313
Visant Corp., 10.00%, 10/01/17		320,000	286,400
WMG Acquisition Corp., 6.75%, 04/15/22(b)		550,000	521,125

			9,453,993

Metals & Mining 1.5%
Aleris International, Inc., 7.88%, 11/01/20		240,000	244,200
Alpha Natural Resources, Inc., 7.50%, 08/01/20(b)(e)		210,000	87,620
ArcelorMittal, 7.00%, 02/25/22(e)		270,000	295,650
7.50%, 03/01/41(e)		400,000	416,000
Arch Coal, Inc., 8.00%, 01/15/19(b)(e)		245,000	117,140

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Metals & Mining (continued)
Barrick Gold Corp., 4.10%, 05/01/23(e)		$426,000	$420,254
Evraz Group SA, Reg. S, 6.75%, 04/27/18		285,000	265,620
Freeport-McMoRan, Inc., 5.40%, 11/14/34		290,000	265,143
Gold Fields Orogen Holdings BVI Ltd., 4.88%, 10/07/20(b)		150,000	133,031
Magnetation LLC/Mag Finance Corp., 11.00%, 05/15/18(b)(e)		220,000	112,750
Midwest Vanadium Pty Ltd., 11.50%, 02/15/18(b)(i)		150,000	7,500
New Gold, Inc., 6.25%, 11/15/22(b)		145,000	143,550
Peabody Energy Corp., 10.00%, 03/15/22(b)(e)		75,000	66,750
Rio Tinto Finance USA PLC, 1.38%, 06/17/16		340,000	341,840
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 05/01/22(b)		375,000	372,656
Southern Copper Corp., 6.38%, 07/27/15(e)		200,000	202,900
Vale Overseas Ltd., 8.25%, 01/17/34(e)		500,000	556,300
6.88%, 11/21/36		170,000	164,424
Vedanta Resources PLC, 8.25%, 06/07/21(b)(e)		200,000	181,500

			4,394,828

Multiline Retail 0.2%
Family Tree Escrow LLC, 5.75%, 03/01/23(b)		170,000	178,925
SACI Falabella, 4.38%, 01/27/25(b)		300,000	309,209

			488,134

Multi-Utilities & Unregulated Power 0.2%
Dynegy Finance I, Inc./Dynegy Finance II Inc, 7.63%, 11/01/24(b)		250,000	261,875
NRG Energy, Inc., 7.88%, 05/15/21		285,000	306,375

			568,250

Oil, Gas & Consumable Fuels 4.6%
Antero Resources Finance Corp., 6.00%, 12/01/20		340,000	340,170
Bonanza Creek Energy, Inc., 5.75%, 02/01/23		325,000	299,000
BP Capital Markets PLC, 3.51%, 03/17/25		595,000	606,874
Chaparral Energy, Inc., 7.63%, 11/15/22		240,000	160,800
Chesapeake Energy Corp., 3.50%, 04/15/19(a)		325,000	312,812
6.63%, 08/15/20		410,000	423,325
6.88%, 11/15/20		475,000	496,375
Chevron Corp., 3.19%, 06/24/23		320,000	333,312
Energy XXI Gulf Coast, Inc., 11.00%, 03/15/20(b)(e)		110,000	104,638
6.88%, 03/15/24(b)(e)		295,000	101,775
Gazprom OAO Via Gaz Capital SA, Reg. S, 6.51%, 03/07/22		410,000	396,109
Hercules Offshore, Inc., 7.50%, 10/01/21(b)		365,000	102,200
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 02/01/21		355,000	282,225
Lukoil International Finance BV, Reg. S, 3.42%, 04/24/18		600,000	552,450
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 05/01/21		255,000	232,050
Midstates Petroleum Co., Inc./Midstates Petroleum Co LLC, 9.25%, 06/01/21		235,000	113,975
Northern Oil and Gas, Inc., 8.00%, 06/01/20(e)		190,000	168,625
Oasis Petroleum, Inc., 6.88%, 03/15/22(e)		185,000	180,375
Paragon Offshore PLC, 7.25%, 08/15/24(b)(e)		790,000	262,675
Penn Virginia Corp., 8.50%, 05/01/20(e)		300,000	282,000
Pertamina Persero PT, Reg. S, 5.63%, 05/20/43		200,000	194,250
Petrobras Global Finance BV, 2.63%, 03/17/17(a)		250,000	229,975
5.75%, 01/20/20		260,000	241,171
Petroleos de Venezuela SA, Reg. S, 8.50%, 11/02/17		395,000	260,700
Reg. S, 9.00%, 11/17/21		1,245,000	461,895
Reg. S, 6.00%, 05/16/24		700,000	226,660
5.38%, 04/12/27		310,000	95,309
Petroleos Mexicanos, Series 14-2, 7.47%, 11/12/26	MXN	30,400,000	1,898,318
5.63%, 01/23/46(b)		$550,000	558,250
Petronas Capital Ltd., 4.50%, 03/18/45(b)		200,000	200,871
Range Resources Corp., 5.00%, 03/15/23		255,000	253,725
Reliance Industries Ltd., 4.88%, 02/10/45(b)		350,000	332,244
Resolute Energy Corp., 8.50%, 05/01/20		335,000	140,700
Rice Energy, Inc., 7.25%, 05/01/23(b)		125,000	125,000
Samson Investment Co., 9.75%, 02/15/20(e)		215,000	58,050
Sanchez Energy Corp., 6.13%, 01/15/23(e)		255,000	229,181

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Oil, Gas & Consumable Fuels (continued)
SandRidge Energy, Inc., 8.13%, 10/15/22		$300,000	$184,050
Seventy Seven Energy, Inc., 6.50%, 07/15/22		110,000	50,050
Total Capital Canada Ltd., 2.75%, 07/15/23		365,000	363,673
Total Capital SA, 2.13%, 08/10/18		475,000	485,367
Transocean, Inc., 2.50%, 10/15/17		755,000	692,713
Ultra Petroleum Corp., 5.75%, 12/15/18(b)		5,000	4,513
Whiting Petroleum Corp., 5.00%, 03/15/19		330,000	324,225
WPX Energy, Inc., 6.00%, 01/15/22		400,000	372,000

			13,734,655

Paper & Forest Products 0.5%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17(b)		240,000	249,300
Catalyst Paper Corp., 11.00%, 10/30/17(g)		300,000	279,000
11.00%, 10/30/17(d)		33,414	31,075
Georgia-Pacific LLC, 3.60%, 03/01/25(b)		245,000	251,153
8.88%, 05/15/31		235,000	354,776
Norske Skog Holding AS, 8.00%, 02/24/21(b)	EUR	237,000	186,763

			1,352,067

Personal Products 0.1%
First Quality Finance Co., Inc., 4.63%, 05/15/21(b)		$225,000	212,063

Pharmaceuticals 1.5%
Actavis Funding SCS, 3.80%, 03/15/25		250,000	258,007
Bayer US Finance LLC, 2.38%, 10/08/19(b)		315,000	320,382
Endo Finance LLC & Endo Finco, Inc., 5.38%, 01/15/23(b)		475,000	473,813
Forest Laboratories, Inc., 4.88%, 02/15/21(b)		665,000	733,133
Hospira, Inc., 5.20%, 08/12/20		895,000	1,020,827
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22(b)(e)		235,000	244,400
Merck & Co., Inc., 2.35%, 02/10/22		510,000	510,450
Pfizer, Inc., 6.20%, 03/15/19		265,000	310,034
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21		124,000	130,596
VRX Escrow Corp., 5.88%, 05/15/23(b)		325,000	333,125

			4,334,767

Real Estate Investment Trusts (REITs) 0.4%
American Tower Trust I, 3.07%, 03/15/23(b)		400,000	401,571
Crown Castle International Corp., 5.25%, 01/15/23		225,000	236,250
Geo Group, Inc. (The), 5.13%, 04/01/23		520,000	530,400

			1,168,221

Road & Rail 0.3%
Ahern Rentals, Inc., 9.50%, 06/15/18(b)(e)		250,000	264,688
syncreon Group BV/syncreon Global Finance US, Inc., 8.63%, 11/01/21(b)		250,000	213,750
United Rentals North America, Inc., 7.63%, 04/15/22		300,000	328,200

			806,638

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc., 7.75%, 08/01/20(e)		150,000	143,250
7.50%, 08/15/22		1,225,000	1,172,938

			1,316,188

Software 0.5%
Boxer Parent Co., Inc., 9.00%, 10/15/19(b)(e)(g)		425,000	350,625
Microsoft Corp., 2.38%, 02/12/22		310,000	312,239
NCR Corp., 5.88%, 12/15/21		300,000	312,750
Oracle Corp., 2.25%, 10/08/19		350,000	356,912
Rolta Americas LLC, 8.88%, 07/24/19(b)(e)		260,000	248,950

			1,581,476

Specialty Retail 0.4%
Guitar Center, Inc., 9.63%, 04/15/20(b)(e)		310,000	226,300
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19(b)(g)		295,000	286,150
L Brands, Inc., 5.63%, 10/15/23		220,000	244,200
Maestro Peru SA, Reg. S, 6.75%, 09/26/19		200,000	210,000
O’Reilly Automotive, Inc., 3.80%, 09/01/22		165,000	172,368

			1,139,018

Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc., 2.15%, 02/09/22		590,000	582,363
Hewlett-Packard Co., 3.75%, 12/01/20		260,000	273,355
Seagate HDD Cayman, 5.75%, 12/01/34(b)		440,000	470,295

			1,326,013

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Textiles, Apparel & Luxury Goods 0.1%
Wolverine World Wide, Inc., 6.13%, 10/15/20		$235,000	$250,863

Tobacco 0.1%
Altria Group, Inc., 9.95%, 11/10/38		40,000	69,419
10.20%, 02/06/39		167,000	295,334

			364,753

Transportation Infrastructure 0.1%
ENA Norte Trust, 4.95%, 04/25/23(b)		224,278	230,446

Wireless Telecommunication Services 1.6%
America Movil SAB de CV, 6.00%, 06/09/19	MXN	8,710,000	570,959
Crown Castle Towers LLC, 4.17%, 08/15/17(b)		$370,000	385,540
Digicel Group Ltd., 7.13%, 04/01/22(b)		900,000	823,500
MTN Mauritius Investments Ltd., 4.76%, 11/11/24(b)		300,000	301,350
NII Capital Corp., 10.00%, 08/15/16(i)		495,000	237,600
7.63%, 04/01/21(i)		495,000	150,975
NII International Telecom SCA, 7.88%, 08/15/19(b)(i)		150,000	139,125
Sixsigma Networks Mexico SA de CV, 8.25%, 11/07/21(b)		250,000	261,325
Sprint Corp., 7.88%, 09/15/23		215,000	219,300
Sprint Nextel Corp., 7.00%, 08/15/20		220,000	223,437
Telemovil Finance Co. Ltd., Reg. S, 8.00%, 10/01/17		350,000	364,000
8.00%, 10/01/17(b)		100,000	104,000
T-Mobile USA, Inc., 6.63%, 04/28/21		245,000	256,638
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 02/02/21(b)		260,000	255,762
VimpelCom Holdings BV, 5.95%, 02/13/23(b)		460,000	395,600

			4,689,111

Total Corporate Bonds (cost $134,426,903)			130,474,730

Municipal Bonds 0.5%

	Principal Amount		Market Value
Georgia 0.5%
Municipal Electric Authority of Georgia, RB 6.64%, 04/01/57		675,000	883,076
7.06%, 04/01/57		440,000	522,821

			1,405,897

Total Municipal Bonds (cost $1,116,335)			1,405,897

Sovereign Bonds 15.0%

	Principal Amount		Market Value
ARGENTINA 0.5%
Argentine Republic Government International Bond, 7.82%, 12/31/33(i)	EUR	344,026	348,644
2.26%, 12/31/38(i)		300,000	168,578
Provincia de Buenos Aires, Reg. S, 11.75%, 10/05/15		$460,000	453,100
Reg. S, 9.38%, 09/14/18		420,000	417,900

			1,388,222

AUSTRIA 0.1%
Austria Government Bond, 1.65%, 10/21/24(b)	EUR	295,000	356,859

BAHRAIN 0.1%
Bahrain Government International Bond, 6.00%, 09/19/44(b)		$175,000	168,875

BELARUS 0.1%
Republic of Belarus, 8.75%, 08/03/15		450,000	440,379

BELGIUM 0.1%
Belgium Government Bond, 3.75%, 06/22/45	EUR	188,762	345,277

BRAZIL 0.7%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 01/01/17	BRL	2,005,000	597,333
10.00%, 01/01/25		4,990,000	1,319,958
Brazilian Government International Bond, 4.25%, 01/07/25(e)		$305,000	298,900

			2,216,191

CANADA 0.6%
Export Development Canada, 6.30%, 09/29/15	INR	30,000,000	480,580
Province of Quebec Canada, 4.50%, 12/01/20	CAD	480,000	443,572
6.35%, 01/30/26		$205,000	267,529

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value
CANADA (continued)
Province of Quebec Canada (continued)
7.30%, 07/22/26		$155,000	$212,992
Province of Alberta Canada, 2.35%, 06/01/25	CAD	450,000	366,037

			1,770,710

CAYMAN ISLANDS 0.1%
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28(b)(e)		$110,000	105,050
Cayman Islands Government Bond, 5.95%, 11/24/19(b)		65,000	74,262

			179,312

COLOMBIA 0.4%
Colombia Government International Bond,
4.38%, 03/21/23	COP	1,238,000,000	433,090
5.63%, 02/26/44		$100,000	111,750
5.00%, 06/15/45		585,000	601,088

			1,145,928

COSTA RICA 0.4%
Costa Rica Government International Bond,
10.00%, 08/01/20(b)		405,000	517,388
7.16%, 03/12/45(b)(e)		610,000	628,300

			1,145,688

CROATIA 0.6%
Croatia Government International Bond,
6.75%, 11/05/19(b)		610,000	676,337
3.88%, 05/30/22	EUR	494,000	557,732
6.00%, 01/26/24(b)		$470,000	520,234

			1,754,303

ECUADOR 0.2%
Ecuador Government International Bond,
Reg. S, 9.38%, 12/15/15		160,000	162,000
10.50%, 03/24/20(b)		350,000	350,875
7.95%, 06/20/24(b)		250,000	220,625

			733,500

GERMANY 0.1%
KFW, 3.75%, 06/14/18	NZD	500,000	374,556

GHANA 0.2%
Republic of Ghana, 8.13%, 01/18/26(b)(e)		$510,000	484,158

GUATEMALA 0.1%
Guatemala Government Bond, 4.88%, 02/13/28(b)		300,000	309,750

HUNGARY 0.2%
Hungary Government International Bond,
5.75%, 06/11/18	EUR	200,000	246,207
4.00%, 03/25/19		$430,000	448,493

			694,700

INDONESIA 1.5%
Indonesia Government International Bond, 2.88%, 07/08/21(b)	EUR	532,000	601,919
3.38%, 04/15/23(b)		$510,000	499,800
4.13%, 01/15/25(b)		200,000	205,250
6.63%, 02/17/37(b)		270,000	327,375
Reg. S, 4.63%, 04/15/43		200,000	195,250
5.13%, 01/15/45(b)		140,000	147,000
Indonesia Treasury Bond, 7.00%, 05/15/22	IDR	8,838,000,000	662,089
5.63%, 05/15/23		12,959,000,000	885,573
8.38%, 09/15/26		4,044,000,000	329,799
Perusahaan Penerbit SBSN Indonesia, 6.13%, 03/15/19(b)		$100,000	112,657
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 09/10/24(b)		440,000	452,452

			4,419,164

ITALY 0.1%
Italy Buoni Poliennali Del Tesoro, 4.75%, 09/01/44(b)	EUR	205,000	351,509

IVORY COAST 0.3%
Ivory Coast Government International Bond, 6.38%, 03/03/28(b)		$455,000	456,138
Reg. S, 5.75%, 12/31/32(c)		376,000	357,230

			813,368

LITHUANIA 0.2%
Lithuania Government International Bond, 6.13%, 03/09/21(b)		400,000	477,660

MALAYSIA 0.3%
Malaysia Government Bond, 4.18%, 07/15/24	MYR	3,563,000	980,249

MEXICO 1.2%
Mexican Bonos, 4.75%, 06/14/18	MXN	1,480,000	97,077
8.00%, 06/11/20		4,090,000	299,914
7.75%, 05/29/31		21,710,400	1,617,932
8.50%, 11/18/38		12,910,000	1,054,005
Mexico Government International Bond, 3.60%, 01/30/25		$100,000	102,625

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value
MEXICO (continued)
Mexico Government International Bond (continued)
5.75%, 10/12/10		$310,000	$337,900

			3,509,453

NETHERLANDS 0.2%
Netherlands Government Bond, 2.50%, 01/15/33(b)	EUR	500,000	716,996

NEW ZEALAND 0.4%
New Zealand Government Bond, 3.00%, 04/15/20	NZD	1,591,000	1,180,071

NORWAY 0.1%
City of Oslo Norway, 2.40%, 02/13/30	NOK	3,000,000	366,270

PANAMA 0.3%
Panama Government International Bond, 3.75%, 03/16/25		$500,000	512,500
4.30%, 04/29/53		250,000	241,250

			753,750

PARAGUAY 0.1%
Republic of Paraguay, 6.10%, 08/11/44(b)		250,000	274,375

POLAND 0.3%
Poland Government Bond, 3.75%, 04/25/18	PLN	1,361,000	380,520
3.25%, 07/25/19		1,750,000	487,940

			868,460

PORTUGAL 0.1%
Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23(b)	EUR	158,000	217,351

ROMANIA 0.4%
Romania Government Bond, 5.95%, 06/11/21	RON	1,260,000	362,418
Romanian Government International Bond, 4.88%, 11/07/19	EUR	590,000	742,816

			1,105,234

RUSSIA 0.2%
Russian Foreign Bond - Eurobond, Reg. S, 5.00%, 04/29/20		$500,000	500,625
4.88%, 09/16/23(b)		25,000	24,055

			524,680

SLOVENIA 0.5%
Slovenia Government Bond, 4.63%, 09/09/24	EUR	157,000	221,147
Slovenia Government International Bond, 4.75%, 05/10/18(b)		$200,000	214,272
5.50%, 10/26/22(b)		390,000	449,490
5.25%, 02/18/24(b)		465,000	533,704

			1,418,613

SOUTH AFRICA 0.5%
South Africa Government International Bond, 6.50%, 02/28/41	ZAR	8,520,000	564,839
South Africa Government Bond, 10.50%, 12/21/26		9,748,743	969,007

			1,533,846

SOUTH KOREA 0.2%
Republic of Korea, 2.13%, 06/10/24	EUR	435,000	508,207

SPAIN 0.2%
Spain Government Bond, 5.15%, 10/31/28(b)		300,000	465,005
5.15%, 10/31/44(b)		124,000	226,886

			691,891

SRI LANKA 0.1%
Sri Lanka Government International Bond, 5.88%, 07/25/22(b)		$425,000	430,631

SUPRANATIONAL 1.4%
International Finance Corp., 7.75%, 12/03/16	INR	21,000,000	340,111
7.80%, 06/03/19		21,190,000	352,888
3.63%, 05/20/20	NZD	310,000	229,390
European Bank for Reconstruction & Development, 5.00%, 05/28/15	INR	52,950,000	843,317
6.00%, 03/03/16		9,700,000	152,602
Eastern and Southern African Trade and Development Bank, Reg. S, 6.38%, 12/06/18		$320,000	320,717
International Bank for Reconstruction & Development, 1.38%, 06/23/19	SEK	3,500,000	424,975
Inter-American Development Bank, 7.25%, 07/17/17	IDR	14,310,000,000	1,073,211
7.20%, 01/22/18		2,600,000,000	194,518
Corp. Andina de Fomento, 4.38%, 06/15/22		$280,000	305,760

			4,237,489

SWEDEN 0.1%
Sweden Government Bond, 3.50%, 06/01/22	SEK	2,725,000	390,454

THAILAND 0.1%
Thailand Government Bond, 3.88%, 06/13/19	THB	9,100,000	298,523

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value
TUNISIA 0.1%
Banque Centrale de Tunisie SA, 5.75%, 01/30/25(b)(e)		$340,000	$342,975

TURKEY 0.5%
Turkey Government International Bond, 4.35%, 11/12/21	EUR	195,000	232,529
5.75%, 03/22/24		$405,000	450,401
Turkey Government Bond, 10.50%, 01/15/20	TRY	812,000	340,722
Hazine Mustesarligi Varlik Kiralama AS, 4.56%, 10/10/18(b)		$375,000	392,812

			1,416,464

UKRAINE 0.1%
Financing of Infrastrucural Projects State Enterprise, Reg. S, 8.38%, 11/03/17		320,000	120,653
Ukraine Government International Bond, 7.80%, 11/28/22(b)(e)		230,000	90,151
7.50%, 04/17/23(b)(e)		250,000	103,800

			314,604

UNITED KINGDOM 0.5%
United Kingdom Gilt, 5.00%, 03/07/18	GBP	635,000	1,061,673
1.75%, 09/07/22		188,000	285,418
4.75%, 12/07/30		133,000	271,564

			1,618,655

URUGUAY 0.4%
Uruguay Government International Bond, 4.25%, 04/05/27	UYU	29,101,701	1,108,177

VENEZUELA 0.1%
Venezuela Government International Bond, Reg. S, 7.75%, 10/13/19		$325,000	117,000
Reg. S, 11.75%, 10/21/26		520,000	209,300
Reg. S, 11.95%, 08/05/31		100,000	40,700

			367,000

Total Sovereign Bonds (cost $47,335,656)			44,744,527

U.S. Government Mortgage Backed Agencies 13.7%

	Principal Amount		Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# C90381 7.50%, 11/01/20		248	269
Pool# C00712 6.50%, 02/01/29		5,992	6,996
Pool# C41531 8.00%, 08/01/30		1,438	1,538
Pool# C42327 8.00%, 09/01/30		865	1,017
Pool# C01104 8.00%, 12/01/30		9,389	11,270
Pool# C48997 8.00%, 03/01/31		26,103	26,449
Pool# C49587 8.00%, 03/01/31		16,935	18,056
Pool# C50477 8.00%, 04/01/31		21,432	24,903
Pool# C53381 8.00%, 06/01/31		2,863	3,013
Pool# C69951 6.50%, 08/01/32		18,826	21,567
Pool# Q09258 3.00%, 07/01/42		344,274	351,567
Pool# G07787 4.00%, 08/01/44		695,601	751,872
Federal National Mortgage Association Pool
Pool# 540017 8.00%, 05/01/30		1,426	1,442
Pool# 564993 7.50%, 03/01/31		7,865	8,106
Pool# 606566 7.50%, 10/01/31		3,574	3,752
Pool# AB4168 3.50%, 01/01/32		604,110	638,931
Pool# 642656 7.00%, 07/01/32		13,017	13,772
Pool# 886574 2.84%, 08/01/36(a)		76,841	81,605
Pool# 888817 5.50%, 08/01/37		181,846	205,664
Pool# AL1104 5.50%, 02/01/38		327,896	371,075
Pool# 257231 5.50%, 06/01/38		284,967	320,665
Pool# AJ5302 4.00%, 11/01/41		700,731	750,803
Federal National Mortgage Association Pool TBA
3.50%, 04/25/30		1,575,000	1,670,976
3.00%, 04/25/44		3,640,000	3,721,331
3.50%, 04/25/45		7,725,000	8,113,664
4.00%, 04/25/45		2,175,000	2,325,551
4.50%, 04/25/45		4,000	4,364
5.00%, 04/25/45		515,000	572,656
5.50%, 04/25/45		545,000	614,062

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool TBA (continued)
6.00%, 04/25/45	$865,000	$986,775
3.00%, 05/25/45	700,000	713,932
3.50%, 05/25/45	2,475,000	2,593,239
4.00%, 05/25/45	2,500,000	2,668,750
4.50%, 05/25/45	4,160,000	4,526,927
5.00%, 05/25/45	515,000	571,901
5.50%, 05/25/45	540,000	607,669
6.00%, 05/25/45	860,000	980,265
Government National Mortgage Association II Pool
Pool# G2 82468 4.00%, 01/20/40(a)	135,854	143,952
Pool# G2 82483 3.50%, 02/20/40(a)	109,166	116,373
Pool# G2 82520 4.00%, 04/20/40(a)	160,830	172,625
Pool# G2 82570 3.50%, 06/20/40(a)	12,270	12,872
Pool# G2 710035 5.39%, 12/20/59	285,323	300,188
Pool# G2 725640 5.29%, 05/20/60	236,424	256,261
Pool# G2 710065 4.81%, 02/20/61	639,209	688,246
Pool# G2 710078 4.70%, 06/20/61	304,254	326,145
Pool# G2 773443 5.07%, 04/20/62	243,102	263,267
Pool# G2 766552 4.85%, 05/20/62	146,315	158,353
Pool# G2 765227 4.56%, 11/20/62	792,112	871,236
Pool# G2 AC0934 4.65%, 01/20/63	95,064	106,369
Pool# G2 AC0942 4.66%, 01/20/63	40,409	45,126
Pool# G2 AJ4785 4.68%, 08/20/64	266,548	286,819
Pool# G2 AG8194 4.79%, 09/20/64	162,732	175,490
Government National Mortgage Association II Pool TBA 3.50%, 04/15/45	2,390,000	2,514,822

Total U.S. Government Mortgage Backed Agencies (cost $40,531,873)		40,724,538

U.S. Government Sponsored & Agency Obligations 0.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. 5.13%, 11/17/17(e)	$265,000	$294,447
Federal National Mortgage Association 5.00%, 05/11/17	1,050,000	1,144,500

Total U.S. Government Sponsored & Agency Obligations (cost $1,328,961)		1,438,947

U.S. Treasury Bonds 0.5%

	Principal Amount	Market Value
U.S. Treasury Bonds 3.00%, 11/15/44	1,310,000	1,435,371
2.50%, 02/15/45	55,000	54,493

Total U.S. Treasury Bonds (cost $1,456,135)		1,489,864

U.S. Treasury Notes 7.1%

	Principal Amount	Market Value
U.S. Treasury Notes 0.50%, 01/31/17(e)	660,000	660,051
0.50%, 02/28/17(e)	1,775,000	1,773,891
1.00%, 03/15/18(e)	815,000	817,993
1.38%, 02/29/20(e)	4,095,000	4,095,958
1.75%, 02/28/22	1,080,000	1,083,037
2.00%, 02/15/25(e)(j)	12,745,000	12,825,650

Total U.S. Treasury Notes (cost $21,024,642)		21,256,580

Yankee Dollars 0.7%

	Principal Amount	Market Value
Banks 0.2%
Royal Bank of Scotland Group PLC, 5.13%, 05/28/24	355,000	372,434

Capital Markets 0.1%
Deutsche Bank AG, 4.50%, 04/01/25	340,000	339,630

Insurance 0.1%
Validus Holdings Ltd., 8.88%, 01/26/40	230,000	326,199

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Yankee Dollars (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels 0.1%
Suncor Energy, Inc., 5.95%, 12/01/34	$270,000	$322,341

Paper & Forest Products 0.2%
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	475,000	574,750

Total Yankee Dollars (cost $1,762,482)		1,935,354

Common Stocks 0.1%

	Shares	Market Value
Diversified Consumer Services 0.0%†
Cengage Learning Holdings II LP	2,376	53,460

Information Technology Services 0.1%
iPayment, Inc.	17,892	67,990

Total Common Stocks (cost $141,743)		121,450

Preferred Stock 0.3%

	Shares	Market Value
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc., 5.90%, 02/15/54(k)	31,400	849,370

Total Preferred Stock (cost $789,998)		849,370

Warrants 0.0%†

	Number of Warrants	Market Value
Information Technology Services 0.0%†
iPayment Holdings, Inc., expiring 12/29/22*	75,718	26,501

Marine 0.0%†
Horizon Lines, Inc., expiring 10/05/36*	93,475	60,759

Total Warrants (cost $185,414)		87,260

Repurchase Agreements 3.8%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $3,459,195, collateralized by U.S. Government Agency Securities, ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45; total market value $3,528,366.(l)	$3,459,183	$3,459,183
BNP Paribas Securities Corp., 0.07%, dated 03/25/15, due 04/01/15, repurchase price $5,000,068, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 04/15/16 - 05/15/44; total market value $5,100,002.(l)	5,000,000	5,000,000
Goldman Sachs & Co., 0.15%, dated 03/31/15, due 04/01/15, repurchase price $3, 000, 013, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 8.00%, maturing 12/20/22 - 03/20/45; total market value $3,060,000.(l)	3,000,000	3,000,000

Total Repurchase Agreements (cost $11,459,183)		11,459,183

Total Investments (cost $313,652,158)(m) — 103.9%		309,346,638
Liabilities in excess of other assets — (3.9)%		(11,505,738)

NET ASSETS — 100.0%		$297,840,900

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2015. The maturity date represents the actual maturity date.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2015 was $77,242,581 which represents 25.94% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2015.
(d)	Fair valued security.
(e)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $30,590,158, which was collateralized by repurchase agreements with a value of $11,459,183 and $19,592,422 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.08% - 20.62%, and maturity dates ranging from 04/30/15 - 01/20/65 a total value of $31,051,605.
(f)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2015. The maturity date reflects the next call date.
(g)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(h)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the payment-in-kind rate.
(i)	Security in default.
(j)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(k)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of March 31, 2015.
(l)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $11,459,183.
(m)	At March 31, 2015, the tax basis cost of the Fund’s investments was $314,153,347, tax unrealized appreciation and depreciation were $5,684,494 and $(10,491,203), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ACES	Alternative Credit Enhancement Services
AG	Stock Corporation
AS	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
FDIC	Federal Deposit Insurance Corporation
GmbH	Limited Liability Company
IO	Interest Only
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
MTN	Medium Term Note
NV	Public Traded Company
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
OYJ	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SA de CV	Public Traded Company with Variable Capital
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SCA	Limited partnership with share capital
SpA	Limited Share Company
TBA	To Be Announced

Currency:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Great British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Poland New Zloty
RON	Romanian Leu
SEK	Swedish Krona
THB	Thailand Baht
TRY	Turkish Lira
UYU	Uruguay Peso Uruguayo
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

At March 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
23	U.S. Treasury 10 Year Note	06/19/15	$2,964,844	$36,068

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

At March 31, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Royal Bank of Scotland	04/30/15	(137,702)	$(106,938)	$(104,701)	$2,237
Brazilian Real	Bank of America NA	04/02/15	(1,306,327)	(405,000)	(409,308)	(4,308)
Brazilian Real	JPMorgan Chase Bank	04/02/15	(281,907)	(90,000)	(88,329)	1,671
Brazilian Real	JPMorgan Chase Bank	04/02/15	(642,600)	(200,000)	(201,344)	(1,344)
Brazilian Real	JPMorgan Chase Bank	04/02/15	(1,413,720)	(440,000)	(442,957)	(2,957)
Brazilian Real	JPMorgan Chase Bank	04/02/15	(642,121)	(205,000)	(201,194)	3,806
Brazilian Real	Barclays Bank PLC	04/02/15	(663,278)	(205,000)	(207,823)	(2,823)
Brazilian Real	Bank of America NA	04/02/15	(532,207)	(165,000)	(166,755)	(1,755)
Brazilian Real	Barclays Bank PLC	04/02/15	(275,018)	(85,000)	(86,171)	(1,171)
Brazilian Real	JPMorgan Chase Bank	05/05/15	(337,260)	(105,000)	(104,739)	261
Brazilian Real	Bank of America NA	05/05/15	(452,340)	(140,000)	(140,478)	(478)
Brazilian Real	JPMorgan Chase Bank	05/05/15	(819,060)	(255,000)	(254,366)	634
Brazilian Real	Bank of America NA	05/05/15	(1,114,695)	(345,000)	(346,178)	(1,178)
Brazilian Real	Barclays Bank PLC	05/05/15	(800,293)	(245,000)	(248,538)	(3,538)
Brazilian Real	Barclays Bank PLC	05/05/15	(326,650)	(100,000)	(101,444)	(1,444)
British Pound	HSBC Bank PLC	04/30/15	(254,365)	(379,080)	(377,250)	1,830
Canadian Dollar	Bank of America NA	04/30/15	(699,796)	(556,390)	(552,333)	4,057
Canadian Dollar	Standard Chartered Bank	04/30/15	(557,442)	(445,604)	(439,976)	5,628
Canadian Dollar	Bank of America NA	04/30/15	(554,755)	(441,072)	(437,856)	3,216
Columbian Peso	Standard Chartered Bank	04/16/15	(536,280,000)	(205,000)	(205,877)	(877)
Columbian Peso	Standard Chartered Bank	04/16/15	(248,520,000)	(95,000)	(95,406)	(406)
Euro	HSBC Bank PLC	04/30/15	(838,466)	(912,461)	(901,909)	10,552
Euro	HSBC Bank PLC	04/30/15	(3,648,364)	(3,970,332)	(3,924,416)	45,916
Indian Rupee	Standard Chartered Bank	04/20/15	(25,282,000)	(400,000)	(402,343)	(2,343)
Indian Rupee	Standard Chartered Bank	04/20/15	(11,692,925)	(185,000)	(186,083)	(1,083)
Indonesian Rupiah	Barclays Bank PLC	04/20/15	(3,656,950,000)	(275,000)	(278,499)	(3,499)
Indonesian Rupiah	Barclays Bank PLC	04/20/15	(7,978,800,000)	(600,000)	(607,634)	(7,634)
Malaysian Ringgit	Standard Chartered Bank	04/20/15	(607,860)	(165,000)	(163,847)	1,153
Malaysian Ringgit	Standard Chartered Bank	04/20/15	(1,492,020)	(405,000)	(402,171)	2,829
Mexican Peso	JPMorgan Chase Bank	04/30/15	(6,995,214)	(461,697)	(457,724)	3,973
Mexican Peso	Standard Chartered Bank	04/30/15	(3,045,900)	(200,000)	(199,305)	695
Mexican Peso	Standard Chartered Bank	04/30/15	(7,462,455)	(490,000)	(488,297)	1,703
Mexican Peso	JPMorgan Chase Bank	04/30/15	(5,660,589)	(373,609)	(370,394)	3,215
Mexican Peso	Bank of America NA	04/30/15	(3,017,700)	(200,000)	(197,460)	2,540
Mexican Peso	Bank of America NA	04/30/15	(7,393,365)	(490,000)	(483,776)	6,224
New Zealand Dollar	Royal Bank of Scotland	04/30/15	(916,201)	(691,926)	(682,975)	8,951
New Zealand Dollar	Royal Bank of Scotland	04/30/15	(540,000)	(407,814)	(402,538)	5,276
Norwegian Krone	JPMorgan Chase Bank	04/30/15	(2,925,160)	(367,381)	(362,808)	4,573
Russian Ruble	HSBC Bank PLC	04/16/15	(11,679,000)	(200,000)	(199,322)	678
Russian Ruble	HSBC Bank PLC	04/16/15	(4,963,575)	(85,000)	(84,712)	288
Turkish Lira	Standard Chartered Bank	04/30/15	(262,160)	(100,000)	(100,052)	(52)
Turkish Lira	Standard Chartered Bank	04/30/15	(655,400)	(250,000)	(250,130)	(130)

Total Short Contracts				$(16,444,304)	$(16,359,418)	$84,886

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Brazilian Real	Bank of America NA	04/02/15	857,973	$285,000	$268,826	$(16,174)
Brazilian Real	Barclays Bank PLC	04/02/15	280,458	85,000	87,875	2,875

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real	JPMorgan Chase Bank	04/02/15	286,155	90,000	89,660	(340)
Brazilian Real	Bank of America NA	04/02/15	391,356	130,000	122,623	(7,377)
Brazilian Real	JPMorgan Chase Bank	04/02/15	651,797	205,000	204,226	(774)
Brazilian Real	HSBC Bank PLC	04/02/15	902,137	275,000	282,664	7,664
Brazilian Real	Barclays Bank PLC	04/02/15	659,900	200,000	206,765	6,765
Brazilian Real	HSBC Bank PLC	04/02/15	1,968,300	600,000	616,722	16,722
Brazilian Real	JPMorgan Chase Bank	05/05/15	340,200	105,000	105,652	652
Brazilian Real	JPMorgan Chase Bank	05/05/15	826,200	255,000	256,584	1,584
British Pound	HSBC Bank PLC	04/30/15	439,781	655,406	652,242	(3,164)
Columbian Peso	Standard Chartered Bank	04/16/15	724,270,500	285,000	278,046	(6,954)
Columbian Peso	Standard Chartered Bank	04/16/15	292,249,500	115,000	112,194	(2,806)
Columbian Peso	Standard Chartered Bank	05/04/15	258,200,000	100,000	98,906	(1,094)
Columbian Peso	Standard Chartered Bank	05/04/15	632,590,000	245,000	242,320	(2,680)
Euro	Standard Chartered Bank	04/30/15	8,058	8,787	8,668	(119)
Hungarian Forint	Bank of America NA	04/30/15	66,555,165	240,653	238,021	(2,632)
Hungarian Forint	Bank of America NA	04/30/15	59,207,622	214,086	211,744	(2,342)
Indonesian Rupiah	Standard Chartered Bank	04/20/15	3,296,250,000	250,000	251,029	1,029
Indonesian Rupiah	Standard Chartered Bank	04/20/15	7,976,925,000	605,000	607,491	2,491
Japanese Yen	Royal Bank of Scotland	04/30/15	198,045,442	1,664,360	1,652,011	(12,349)
Malaysian Ringgit	Barclays Bank PLC	04/20/15	313,480	85,000	84,498	(502)
Malaysian Ringgit	Standard Chartered Bank	04/20/15	732,000	200,000	197,309	(2,691)
Malaysian Ringgit	Standard Chartered Bank	04/20/15	311,100	85,000	83,856	(1,144)
Malaysian Ringgit	Barclays Bank PLC	04/20/15	737,600	200,000	198,819	(1,181)
Mexican Peso	JPMorgan Chase Bank	04/30/15	3,493,353	230,568	228,584	(1,984)
Polish Zlotych	Bank of America NA	04/30/15	2,295,491	608,980	605,141	(3,839)
Polish Zlotych	Bank of America NA	04/30/15	289,815	76,887	76,402	(485)
Russian Ruble	JPMorgan Chase Bank	04/06/15	27,304,950	435,000	468,308	33,308
Russian Ruble	JPMorgan Chase Bank	04/06/15	12,554,000	200,000	215,314	15,314
Russian Ruble	JPMorgan Chase Bank	04/16/15	12,664,900	205,000	216,148	11,148
Russian Ruble	JPMorgan Chase Bank	04/16/15	5,869,100	95,000	100,166	5,166
Russian Ruble	Bank of America NA	04/20/15	2,492,000	40,000	42,443	2,443
Swedish Krona	JPMorgan Chase Bank	04/30/15	485,533	56,694	56,402	(292)
Turkish Lira	Bank of America NA	04/30/15	3,313,962	1,264,702	1,264,755	53
Turkish Lira	Bank of America NA	04/30/15	738,796	281,945	281,957	12

Total Long Contracts				$10,678,068	$10,714,371	$36,303

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (j) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (j) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$27,213,191	$—	$27,213,191
Bank Loans	—	5,318,525	26,680	5,345,205
Collateralized Mortgage Obligations	—	9,754,471	—	9,754,471
Commercial Mortgage Backed Securities	—	11,046,071	—	11,046,071
Common Stocks	—	121,450	—	121,450
Corporate Bonds
Aerospace & Defense	—	449,400	—	449,400
Airlines	—	374,275	—	374,275
Auto Components	—	1,294,218	—	1,294,218
Automobiles	—	1,812,059	—	1,812,059
Banks	—	11,145,580	—	11,145,580
Beverages	—	1,493,079	—	1,493,079
Biotechnology	—	525,665	—	525,665
Building Products	—	463,550	—	463,550
Capital Markets	—	5,169,209	—	5,169,209
Chemicals	—	6,652,041	—	6,652,041
Commercial Services & Supplies	—	2,049,891	—	2,049,891
Communications Equipment	—	2,324,900	—	2,324,900
Construction & Engineering	—	417,587	—	417,587
Construction Materials	—	947,725	—	947,725
Consumer Finance	—	1,149,464	—	1,149,464
Containers & Packaging	—	764,126	—	764,126
Distributors	—	183,313	—	183,313
Diversified Financial Services	—	3,070,362	—	3,070,362
Diversified Telecommunication Services	—	11,119,163	—	11,119,163
Electric Utilities	—	3,439,571	—	3,439,571
Energy Equipment & Services	—	389,503	—	389,503
Food & Staples Retailing	—	1,867,967	—	1,867,967
Food Products	—	3,953,489	—	3,953,489
Gas Utilities	—	5,487,217	—	5,487,217
Health Care Providers & Services	—	4,555,954	—	4,555,954
Hotels, Restaurants & Leisure	—	3,280,084	—	3,280,084
Household Durables	—	1,404,368	—	1,404,368
Household Products	—	462,038	—	462,038
Industrial Conglomerates	—	495,419	—	495,419
Information Technology Services	—	614,519	—	614,519
Insurance	—	2,135,029	—	2,135,029

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Internet & Catalog Retail	$—	$1,691,437	$—	$1,691,437
Internet Software & Services	—	1,021,269	—	1,021,269
Machinery	—	116,400	216,000	332,400
Marine	—	527,375	—	527,375
Media	—	9,453,993	—	9,453,993
Metals & Mining	—	4,394,828	—	4,394,828
Multiline Retail	—	488,134	—	488,134
Multi-Utilities & Unregulated Power	—	568,250	—	568,250
Oil, Gas & Consumable Fuels	—	13,734,655	—	13,734,655
Paper & Forest Products	—	1,352,067	—	1,352,067
Personal Products	—	212,063	—	212,063
Pharmaceuticals	—	4,334,767	—	4,334,767
Real Estate Investment Trusts (REITs)	—	1,168,221	—	1,168,221
Road & Rail	—	806,638	—	806,638
Semiconductors & Semiconductor Equipment	—	1,316,188	—	1,316,188
Software	—	1,581,476	—	1,581,476
Specialty Retail	—	1,139,018	—	1,139,018
Technology Hardware, Storage & Peripherals	—	1,326,013	—	1,326,013
Textiles, Apparel & Luxury Goods	—	250,863	—	250,863
Tobacco	—	364,753	—	364,753
Transportation Infrastructure	—	230,446	—	230,446
Wireless Telecommunication Services	—	4,689,111	—	4,689,111

Total Corporate Bonds	$—	$130,258,730	$216,000	$130,474,730

Forward Foreign Currency Contracts	—	229,132	—	229,132
Futures Contracts	36,068	—	—	36,068
Municipal Bonds	—	1,405,897	—	1,405,897
Preferred Stock	—	849,370	—	849,370
Repurchase Agreements	—	11,459,183	—	11,459,183
Sovereign Bonds	—	44,744,527	—	44,744,527
U.S. Government Mortgage Backed Agencies	—	40,724,538	—	40,724,538
U.S. Government Sponsored & Agency Obligations	—	1,438,947	—	1,438,947
U.S. Treasury Bonds	—	1,489,864	—	1,489,864
U.S. Treasury Notes	—	21,256,580	—	21,256,580
Warrants	—	87,260	—	87,260
Yankee Dollars	—	1,935,354	—	1,935,354

Total Assets	$36,068	$309,333,090	$242,680	$309,611,838

Liabilities:
Forward Foreign Currency Contracts	$—	$(107,943)	$—	$(107,943)

Total Liabilities	$—	$(107,943)	$—	$(107,943)

Total	$36,068	$309,225,147	$242,680	$309,503,895

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

25

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Corporate Bonds	Total
Balance as of 12/31/14	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases*	242,680	242,680
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/15	$242,680	$242,680

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and financial futures contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts {in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to edge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2015

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$36,068

Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	229,132

Total		$265,200

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(107,943)

Total		$(107,943)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

27

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 93.3%

	Shares	Market Value
AUSTRALIA 4.2%

Airlines 0.5%
Qantas Airways Ltd.*	2,342,920	$5,557,182

Biotechnology 0.6%
CSL Ltd.	88,481	6,190,341

Commercial Services & Supplies 0.8%
Brambles Ltd.	1,011,138	8,842,610

Containers & Packaging 1.4%
Amcor Ltd.	1,353,133	14,417,575

Health Care Providers & Services 0.3%
Ramsay Health Care Ltd.	61,890	3,159,834

Hotels, Restaurants & Leisure 0.3%
Aristocrat Leisure Ltd.	541,560	3,464,833

Media 0.1%
REA Group Ltd.	30,810	1,128,597

Metals & Mining 0.1%
Alumina Ltd.	1,024,730	1,247,008

Transportation Infrastructure 0.1%
Sydney Airport	273,960	1,078,082

		45,086,062

AUSTRIA 0.2%

Semiconductors & Semiconductor Equipment 0.2%
ams AG	53,435	2,551,298

BELGIUM 1.0%

Beverages 0.9%
Anheuser-Busch InBev NV	83,995	10,261,282

Metals & Mining 0.1%
Nyrstar NV*	168,930	662,708

		10,923,990

BRAZIL 3.0%

Banks 1.2%
Banco Bradesco SA, ADR	1,434,640	13,313,455

Diversified Financial Services 1.2%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	3,752,132	13,120,206

Food Products 0.6%
BRF SA	302,617	6,001,992

		32,435,653

CANADA 7.2%

Auto Components 0.5%
Linamar Corp.	86,740	5,348,014

Containers & Packaging 0.1%
CCL Industries, Inc., Class B	9,920	1,116,103

Information Technology Services 1.4%
CGI Group, Inc., Class A*	363,281	15,408,358

Insurance 1.3%
Fairfax Financial Holdings Ltd.	18,990	10,645,375
Great-West Lifeco, Inc.	100,381	2,902,335

		13,547,710

Media 0.1%
Cineplex, Inc.	28,560	1,124,766

Multiline Retail 0.2%
Dollarama, Inc.	44,820	2,505,433

Oil, Gas & Consumable Fuels 2.7%
Cenovus Energy, Inc.	234,478	3,952,552
Encana Corp.	718,439	8,020,787
PrairieSky Royalty Ltd.	64,700	1,526,380
Seven Generations Energy Ltd., Class A*	107,330	1,368,584
Suncor Energy, Inc.	466,466	13,630,654

		28,498,957

Paper & Forest Products 0.1%
West Fraser Timber Co., Ltd.	22,180	1,134,787

Pharmaceuticals 0.1%
Concordia Healthcare Corp.	20,520	1,379,395

Road & Rail 0.7%
Canadian National Railway Co.	114,192	7,647,361

		77,710,884

CHINA 5.0%

Automobiles 1.4%
Great Wall Motor Co., Ltd., H Shares	2,054,000	14,479,968

Banks 0.9%
Industrial & Commercial Bank of China Ltd., H Shares	12,651,000	9,357,721

Electrical Equipment 0.4%
Zhuzhou CSR Times Electric Co., Ltd., H Shares	634,500	4,173,696

Electronic Equipment, Instruments & Components 0.2%
Sunny Optical Technology Group Co., Ltd.	989,000	1,794,824

Internet & Catalog Retail 0.2%
Vipshop Holdings Ltd., ADR*	77,200	2,272,768

Internet Software & Services 1.4%
Baidu, Inc., ADR*	72,505	15,110,041

Oil, Gas & Consumable Fuels 0.3%
CNOOC Ltd.	2,443,000	3,447,868

Textiles, Apparel & Luxury Goods 0.2%
Shenzhou International Group Holdings Ltd.	549,000	2,477,851

		53,114,737

CYPRUS 0.1%

IT Services 0.1%
QIWI PLC, ADR	55,250	1,327,105

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
DENMARK 2.8%

Beverages 1.2%
Carlsberg A/S, Class B	150,168	$12,382,307

Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B	173,568	9,265,717

Road & Rail 0.2%
DSV A/S	75,660	2,351,424

Textiles, Apparel & Luxury Goods 0.5%
Pandora A/S	62,864	5,723,459

		29,722,907

EGYPT 0.1%

Banks 0.1%
Commercial International Bank Egypt SAE	190,360	1,403,261

FINLAND 0.2%

Metals & Mining 0.2%
Outokumpu OYJ*	312,000	2,479,596

FRANCE 4.1%

Aerospace & Defense 0.1%
Zodiac Aerospace	47,477	1,570,851

Automobiles 0.5%
Peugeot SA*(a)	312,064	5,216,339

Commercial Services & Supplies 0.0%†
Societe BIC SA	3,040	432,778

Electrical Equipment 0.9%
Schneider Electric SE	120,910	9,409,070

Electronic Equipment, Instruments & Components 0.2%
Ingenico	19,590	2,148,648

Hotels, Restaurants & Leisure 0.2%
Accor SA	32,090	1,673,368

Media 1.6%
Publicis Groupe SA	223,863	17,272,510

Professional Services 0.4%
Teleperformance	61,380	4,206,477

Transportation Infrastructure 0.2%
Groupe Eurotunnel SE REG	170,390	2,442,716

		44,372,757

GERMANY 7.6%

Air Freight & Logistics 0.6%
Deutsche Post AG REG	199,445	6,213,687

Chemicals 0.1%
Symrise AG	23,450	1,478,607

Diversified Financial Services 1.4%
Deutsche Boerse AG	182,298	14,877,150

Insurance 1.1%
Allianz SE REG	65,745	11,414,424

Internet & Catalog Retail 0.2%
Zalando SE*(b)	65,714	1,643,528

Internet Software & Services 0.4%
United Internet AG REG	106,130	4,817,158

Life Sciences Tools & Services 0.1%
MorphoSys AG*	18,200	1,148,294

Machinery 0.3%
Duerr AG	10,010	1,099,292
KION Group AG	39,650	1,621,057

		2,720,349

Media 1.1%
ProSiebenSat.1 Media AG REG	240,626	11,769,718

Real Estate Management & Development 0.2%
Deutsche Annington Immobilien SE	72,780	2,452,514

Software 1.3%
SAP SE	186,908	13,509,220

Textiles, Apparel & Luxury Goods 0.7%
adidas AG	98,983	7,816,025

Thrifts & Mortgage Finance 0.1%
Aareal Bank AG	26,640	1,122,799

		80,983,473

HONG KONG 2.7%

Hotels, Restaurants & Leisure 1.0%
Galaxy Entertainment Group Ltd.	2,272,000	10,315,660

Industrial Conglomerates 1.7%
Hutchison Whampoa Ltd.	1,371,000	19,003,230

		29,318,890

INDIA 0.5%

Auto Components 0.3%
Bharat Forge Ltd.	123,630	2,523,713

Chemicals 0.0%†
Asian Paints Ltd.	34,560	448,361

Machinery 0.1%
Ashok Leyland Ltd.*	799,080	937,173

Road & Rail 0.1%
Container Corp. Of India Ltd.	51,610	1,305,648

		5,214,895

INDONESIA 0.3%

Multiline Retail 0.1%
Matahari Department Store Tbk PT	968,600	1,456,595

Transportation Infrastructure 0.2%
Jasa Marga Persero Tbk PT	3,495,500	1,922,838

		3,379,433

ISRAEL 2.6%

Communications Equipment 0.2%
Radware Ltd.*	106,312	2,222,984

Construction Materials 0.2%
Caesarstone Sdot-Yam Ltd.	31,646	1,921,229

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
ISRAEL (continued)

Pharmaceuticals 2.0%
Teva Pharmaceutical Industries Ltd., ADR	343,938	$21,427,337

Semiconductors & Semiconductor Equipment 0.2%
Mellanox Technologies Ltd.*	48,500	2,198,990

		27,770,540

ITALY 0.3%

Capital Markets 0.3%
Banca Generali SpA	93,169	2,921,364

JAPAN 9.8%

Auto Components 0.7%
Denso Corp.	128,700	5,866,831
Koito Manufacturing Co., Ltd.	71,200	2,140,897

		8,007,728

Automobiles 1.5%
Toyota Motor Corp.	185,100	12,920,670
Yamaha Motor Co., Ltd.	148,400	3,575,052

		16,495,722

Banks 0.2%
Suruga Bank Ltd.	103,200	2,143,120

Diversified Financial Services 0.4%
Japan Exchange Group, Inc.	133,500	3,865,202

Electrical Equipment 0.3%
Mabuchi Motor Co., Ltd.	70,500	3,729,584

Electronic Equipment, Instruments & Components 0.9%
Keyence Corp.	10,224	5,579,205
TDK Corp.	59,900	4,241,369

		9,820,574

Health Care Equipment & Supplies 0.3%
Sysmex Corp.	57,400	3,182,650

Health Care Technology 0.1%
M3, Inc.	62,200	1,319,565

Hotels, Restaurants & Leisure 0.1%
Resorttrust, Inc.	28,300	737,454

Internet Software & Services 1.1%
Dena Co., Ltd.	60,600	1,186,161
Yahoo Japan Corp.	2,490,300	10,271,704

		11,457,865

Machinery 2.0%
FANUC Corp.	26,100	5,697,990
Komatsu Ltd.	442,000	8,664,384
Minebea Co., Ltd.	206,000	3,240,060
Nabtesco Corp.	124,300	3,590,931

		21,193,365

Metals & Mining 0.2%
Tokyo Steel Manufacturing Co., Ltd.	272,800	1,824,461

Multiline Retail 0.1%
Don Quijote Holdings Co., Ltd.	14,400	1,170,551

Personal Products 0.1%
Kose Corp.	21,000	1,158,187

Pharmaceuticals 0.3%
Ono Pharmaceutical Co., Ltd.	30,400	3,430,458

Real Estate Investment Trusts (REITs) 0.1%
Japan Hotel REIT Investment Corp.	1,150	818,057

Real Estate Management & Development 0.1%
Daito Trust Construction Co., Ltd.	8,400	937,992

Tobacco 1.3%
Japan Tobacco, Inc.	424,500	13,420,510

		104,713,045

MEXICO 1.6%

Beverages 0.5%
Fomento Economico Mexicano SAB de CV, ADR*	60,483	5,655,161

Media 1.1%
Grupo Televisa SAB, ADR*	335,138	11,062,905

		16,718,066

NETHERLANDS 1.3%

Oil, Gas & Consumable Fuels 0.9%
Royal Dutch Shell PLC, Class B	315,360	9,823,564

Professional Services 0.4%
Randstad Holding NV	37,400	2,267,186
USG People NV	145,530	2,012,504

		4,279,690

		14,103,254

NORWAY 0.1%

Media 0.1%
Schibsted ASA	12,220	706,622

PHILIPPINES 0.3%

Food Products 0.3%
Universal Robina Corp.	609,910	3,080,805

SINGAPORE 3.4%

Banks 1.3%
United Overseas Bank Ltd.	806,662	13,521,402

Industrial Conglomerates 0.7%
Keppel Corp., Ltd.	1,174,898	7,697,985

Semiconductors & Semiconductor Equipment 1.4%
Avago Technologies Ltd.	116,947	14,849,931

		36,069,318

SOUTH AFRICA 0.3%

Health Care Providers & Services 0.1%
Mediclinic International Ltd.	62,420	626,681

Specialty Retail 0.2%
Mr. Price Group Ltd.	106,944	2,287,330

		2,914,011

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SOUTH KOREA 1.6%

Household Durables 0.2%
Hanssem Co., Ltd.	15,409	$2,560,370

Technology Hardware, Storage & Peripherals 1.4%
Samsung Electronics Co., Ltd.	11,168	14,482,142

		17,042,512

SPAIN 1.4%

Food Products 0.1%
Viscofan SA	24,820	1,516,464

Hotels, Restaurants & Leisure 0.2%
Melia Hotels International SA(a)	160,210	1,974,862

Information Technology Services 0.9%
Amadeus IT Holding SA, Class A	217,678	9,329,044

Media 0.1%
Atresmedia Corp. de Medios de Comunicacion SA	54,220	820,205

Real Estate Management & Development 0.1%
Inmobiliaria Colonial SA*	1,892,500	1,277,958

		14,918,533

SWEDEN 3.1%

Communications Equipment 0.9%
Telefonaktiebolaget LM Ericsson, Class B	787,049	9,881,354

Diversified Financial Services 1.3%
Investor AB, Class B	343,860	13,687,974

Electronic Equipment, Instruments & Components 0.2%
Hexagon AB, Class B	64,900	2,304,280

Household Durables 0.2%
Husqvarna AB, Class B	242,230	1,754,613

Metals & Mining 0.4%
Boliden AB	231,140	4,578,776

Oil, Gas & Consumable Fuels 0.1%
Lundin Petroleum AB*	93,140	1,274,414

		33,481,411

SWITZERLAND 7.4%

Capital Markets 2.2%
Julius Baer Group Ltd.*	226,297	11,311,197
UBS Group AG*	689,166	12,922,628

		24,233,825

Chemicals 1.1%
Sika AG - Bearer Shares	170	608,676
Syngenta AG REG	33,984	11,545,337

		12,154,013

Commercial Services & Supplies 0.1%
Kaba Holding AG REG*	940	564,795

Electrical Equipment 1.0%
ABB Ltd. REG*	523,803	11,111,962

Food Products 0.2%
Chocoladefabriken Lindt & Sprungli AG	387	2,071,464

Life Sciences Tools & Services 0.4%
Lonza Group AG REG*	31,770	3,955,302

Pharmaceuticals 1.8%
Novartis AG REG	63,495	6,266,987
Roche Holding AG	45,479	12,497,270

		18,764,257

Textiles, Apparel & Luxury Goods 0.6%
Swatch Group AG (The) - Bearer Shares	14,795	6,256,904

		79,112,522

TAIWAN 1.9%

Electronic Equipment, Instruments & Components 0.1%
TPK Holding Co., Ltd.	222,000	1,548,107

Internet Software & Services 0.1%
PChome Online, Inc.	100,000	1,298,764

Semiconductors & Semiconductor Equipment 1.7%
Advanced Semiconductor Engineering, Inc.	1,465,000	1,983,806
Hermes Microvision, Inc.	27,959	1,608,538
Novatek Microelectronics Corp.	186,000	959,933
Taiwan Semiconductor Manufacturing Co., Ltd.	2,870,629	13,341,424

		17,893,701

		20,740,572

THAILAND 1.5%

Banks 1.4%
Kasikornbank PCL, NVDR	2,171,700	15,270,176

Hotels, Restaurants & Leisure 0.1%
Minor International PCL	900,100	967,067

		16,237,243

TURKEY 0.8%

Banks 0.8%
Akbank TAS	2,782,790	8,163,388

UNITED KINGDOM 16.9%

Capital Markets 1.0%
Aberdeen Asset Management PLC	1,404,771	9,557,082
Man Group PLC	517,600	1,561,265

		11,118,347

Chemicals 0.1%
Croda International PLC	35,440	1,437,379

Diversified Financial Services 0.5%
London Stock Exchange Group PLC	141,373	5,141,739

Food Products 0.9%
Unilever NV, CVA	223,189	9,326,525

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Health Care Equipment & Supplies 0.8%
Smith & Nephew PLC	489,861	$8,352,897

Hotels, Restaurants & Leisure 1.4%
Compass Group PLC	796,553	13,827,568
Whitbread PLC	14,120	1,096,417

		14,923,985

Household Durables 0.2%
Persimmon PLC*	102,000	2,513,632
Persimmon PLC(c)	102,000	143,741

		2,657,373

Insurance 0.2%
St James’s Place PLC	190,059	2,628,744

Internet Software & Services 0.2%
Auto Trader Group PLC*(b)	460,319	1,719,043

Media 6.7%
Informa PLC	833,985	6,961,991
Reed Elsevier PLC	1,083,787	18,638,886
Sky PLC	1,704,302	25,073,669
WPP PLC	906,389	20,584,658

		71,259,204

Multiline Retail 0.7%
Next PLC	72,027	7,490,700

Multi-Utilities 0.5%
Centrica PLC	1,354,759	5,067,213

Pharmaceuticals 0.1%
BTG PLC*	101,730	1,075,795

Professional Services 0.1%
Hays PLC	501,150	1,131,082

Specialty Retail 1.4%
Howden Joinery Group PLC	399,690	2,623,326
Kingfisher PLC	2,267,199	12,791,703

		15,415,029

Tobacco 1.6%
British American Tobacco PLC	333,967	17,294,161

Trading Companies & Distributors 0.5%
Ashtead Group PLC	365,130	5,855,876

		181,895,092

Total Common Stocks (cost $833,125,716)		1,000,613,239

Repurchase Agreements 0.5%
	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $2,456,054, collateralized by U.S. Government Agency Securities, ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45; total market value $2,505,166.(d)	$2,456,045	$2,456,045
BNP Paribas Securities Corp., 0.07%, dated 03/25/15, due 04/01/15, repurchase price $1,000,014, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 04/15/16 - 05/15/44; total market value $1,020,000.(d)	1,000,000	1,000,000
Goldman Sachs & Co., 0.15%, dated 03/31/15, due 04/01/15, repurchase price $2,000,008, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 8.00%, maturing 12/20/22 - 03/20/45; total market value $2,040,000.(d)	2,000,000	2,000,000

Total Repurchase Agreements (cost $5,456,045)		5,456,045

Total Investments (cost $838,581,761)(e) — 93.8%		1,006,069,284
Other assets in excess of liabilities — 6.2%		66,162,261

NET ASSETS — 100.0%		$1,072,231,545

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $5,102,170.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2015 was $3,362,571 which represents 0.31% of net assets.
(c)	Fair valued security.
(d)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $5,456,045.
(e)	At March 31, 2015, the tax basis cost of the Fund’s investments was $841,178,080, tax unrealized appreciation and depreciation were $196,034,475 and $(31,143,271), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
CVA	Dutch Certificate
Ltd.	Limited
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
OYJ	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAE	Egyptian Joint Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company
TAS	Joint Stock Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$1,570,851	$—	$1,570,851
Air Freight & Logistics	—	6,213,687	—	6,213,687
Airlines	—	5,557,182	—	5,557,182
Auto Components	5,348,014	10,531,441	—	15,879,455
Automobiles	—	36,192,029	—	36,192,029
Banks	13,313,455	49,859,068	—	63,172,523
Beverages	5,655,161	22,643,589	—	28,298,750
Biotechnology	—	6,190,341	—	6,190,341
Capital Markets	—	38,273,536	—	38,273,536
Chemicals	—	15,518,360	—	15,518,360
Commercial Services & Supplies	—	9,840,183	—	9,840,183
Communications Equipment	2,222,984	9,881,354	—	12,104,338
Construction Materials	1,921,229	—	—	1,921,229
Containers & Packaging	1,116,103	14,417,575	—	15,533,678
Diversified Financial Services	13,120,206	37,572,065	—	50,692,271
Electrical Equipment	—	28,424,312	—	28,424,312
Electronic Equipment, Instruments & Components	—	17,616,433	—	17,616,433

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food Products	$6,001,992	$15,995,258	$—	$21,997,250
Health Care Equipment & Supplies	—	11,535,547	—	11,535,547
Health Care Providers & Services	—	3,786,515	—	3,786,515
Health Care Technology	—	1,319,565	—	1,319,565
Hotels, Restaurants & Leisure	967,067	33,090,162	—	34,057,229
Household Durables	—	6,972,356	—	6,972,356
Industrial Conglomerates	—	26,701,215	—	26,701,215
Information Technology Services	15,408,358	9,329,044	—	24,737,402
Insurance	13,547,710	14,043,168	—	27,590,878
Internet & Catalog Retail	3,916,296	—	—	3,916,296
Internet Software & Services	16,829,084	17,573,787	—	34,402,871
IT Services	1,327,105	—	—	1,327,105
Life Sciences Tools & Services	—	5,103,596	—	5,103,596
Machinery	—	24,850,887	—	24,850,887
Media	12,187,671	102,956,856	—	115,144,527
Metals & Mining	—	10,792,549	—	10,792,549
Multiline Retail	2,505,433	10,117,846	—	12,623,279
Multi-Utilities	—	5,067,213	—	5,067,213
Oil, Gas & Consumable Fuels	28,498,957	14,545,846	—	43,044,803
Paper & Forest Products	1,134,787	—	—	1,134,787
Personal Products	—	1,158,187	—	1,158,187
Pharmaceuticals	22,806,732	32,536,227	—	55,342,959
Professional Services	—	9,617,249	—	9,617,249
Real Estate Investment Trusts (REITs)	—	818,057	—	818,057
Real Estate Management & Development	—	4,668,464	—	4,668,464
Road & Rail	7,647,361	3,657,072	—	11,304,433
Semiconductors & Semiconductor Equipment	17,048,921	20,444,999	—	37,493,920
Software	—	13,509,220	—	13,509,220
Specialty Retail	—	17,702,359	—	17,702,359
Technology Hardware, Storage & Peripherals	—	14,482,142	—	14,482,142
Textiles, Apparel & Luxury Goods	—	22,274,239	—	22,274,239
Thrifts & Mortgage Finance	—	1,122,799	—	1,122,799
Tobacco	—	30,714,671	—	30,714,671
Trading Companies & Distributors	—	5,855,876	—	5,855,876
Transportation Infrastructure	—	5,443,636	—	5,443,636

Total Common Stocks	$192,524,626	$808,088,613	$—	$1,000,613,239

Repurchase Agreements	—	5,456,045	—	5,456,045

Total	$192,524,626	$813,544,658	$—	$1,006,069,284

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

(a)	During the period ended March 31, 2015, there were two transfers of common stocks investment from Level 1 to Level 2 with a market value of $13,374,900. As of March 31, 2015, the market value of these common stocks investment was $17,096,324.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 97.6%

	Shares	Market Value
AUSTRALIA 4.3%

Air Freight & Logistics 0.1%
Toll Holdings Ltd.	95,467	$642,308

Airlines 0.0%†
Qantas Airways Ltd.*	164,155	389,360

Banks 1.5%
Australia & New Zealand Banking
Group Ltd.	396,592	11,033,264
Bank of Queensland Ltd.	49,042	513,900
Bendigo & Adelaide Bank Ltd.(a)	67,536	643,541
National Australia Bank Ltd.	93,742	2,744,232

		14,934,937

Beverages 0.0%†
Treasury Wine Estates Ltd.	90,625	352,116

Capital Markets 0.3%
Macquarie Group Ltd.	58,783	3,416,845

Chemicals 0.1%
Incitec Pivot Ltd.	240,887	744,040
Orica Ltd.(a)	16,827	255,522

		999,562

Construction & Engineering 0.0%†
Leighton Holdings Ltd.	783	12,547

Construction Materials 0.0%†
Boral Ltd.	109,893	532,698

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.(a)	2,778	20,105

Food & Staples Retailing 0.4%
Metcash Ltd.	35,307	41,543
Wesfarmers Ltd.	145,267	4,851,033

		4,892,576

Food Products 0.0%†
GrainCorp Ltd., Class A(a)	25,385	181,376

Health Care Providers & Services 0.0%†
Primary Health Care Ltd.(a)	58,065	242,648

Hotels, Restaurants & Leisure 0.1%
Echo Entertainment Group Ltd.	115,595	396,545
Tabcorp Holdings Ltd.	54,597	196,713
Tatts Group Ltd.	238,111	720,376

		1,313,634

Insurance 0.3%
QBE Insurance Group Ltd.	95,777	946,738
Suncorp Group Ltd.	194,461	1,994,121

		2,940,859

Media 0.0%†
Fairfax Media Ltd.	121,743	88,135

Metals & Mining 0.5%
Alumina Ltd.	297,894	362,511
BHP Billiton Ltd., ADR(a)	19,238	893,990
BHP Billiton Ltd.	115,552	2,685,894
BlueScope Steel Ltd.	47,847	151,660
Fortescue Metals Group Ltd.(a)	65,436	96,865
Newcrest Mining Ltd.*	180,606	1,821,504

		6,012,424

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	74,368	251,366

Oil, Gas & Consumable Fuels 0.8%
New Hope Corp., Ltd.	10,015	18,501
Oil Search Ltd.	652,951	3,562,638
Origin Energy Ltd.	160,201	1,373,204
Santos Ltd.	150,241	812,712
Woodside Petroleum Ltd.	90,684	2,375,824

		8,142,879

Real Estate Management & Development 0.1%
Lend Lease Group	60,703	766,715

Road & Rail 0.1%
Asciano Ltd.	154,640	743,661

Trading Companies & Distributors 0.0%†
Seven Group Holdings Ltd.(a)	15,028	82,156

		46,958,907

AUSTRIA 0.0%†

Banks 0.0%†
Erste Group Bank AG	6,398	157,290
Raiffeisen Bank International AG	4,219	58,632

		215,922

Oil, Gas & Consumable Fuels 0.0%†
OMV AG	4,468	122,564

		338,486

BELGIUM 1.8%

Banks 0.5%
KBC Groep NV*	88,717	5,482,919

Chemicals 0.8%
Solvay SA	61,745	8,925,243
Umicore SA	14,163	591,521

		9,516,764

Diversified Telecommunication Services 0.1%
Belgacom SA	17,660	617,893

Food & Staples Retailing 0.2%
Delhaize Group SA	20,723	1,861,756

Insurance 0.1%
Ageas	32,002	1,149,272

Pharmaceuticals 0.1%
UCB SA	18,888	1,364,490

		19,993,094

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
BERMUDA 0.0%†

Energy Equipment & Services 0.0%†
Seadrill Ltd.(a)	5,737	$53,641
Seadrill Ltd.(a)	6,759	63,289

		116,930

CANADA 3.9%

Banks 0.2%
Bank of Montreal	29,273	1,755,502

Chemicals 0.2%
Agrium, Inc.(a)	16,247	1,694,075

Construction & Engineering 0.0%†
WSP Global, Inc.	1,700	56,266

Diversified Financial Services 0.0%†
TMX Group Ltd.	1,627	69,908

Diversified Telecommunication Services 0.0%†
BCE, Inc.	680	28,788

Energy Equipment & Services 0.0%†
Ensign Energy Services, Inc.	17,200	134,851
Precision Drilling Corp.(a)	30,300	192,343

		327,194

Food & Staples Retailing 0.1%
Empire Co., Ltd., Class A	5,622	391,994
George Weston Ltd.	4,778	378,452

		770,446

Independent Power and Renewable Electricity Producers 0.0%†
TransAlta Corp.(a)	56,554	524,661

Insurance 0.8%
Fairfax Financial Holdings Ltd.	3,501	1,962,583
Industrial Alliance Insurance & Financial Services, Inc.	13,689	457,939
Manulife Financial Corp.	90,724	1,543,215
Manulife Financial Corp.	185,684	3,153,499
Sun Life Financial, Inc.	52,370	1,613,834

		8,731,070

Metals & Mining 0.7%
Agnico Eagle Mines Ltd.	12,048	336,621
Agnico Eagle Mines Ltd.	515	14,309
Barrick Gold Corp.	150,271	1,646,970
Barrick Gold Corp.	9,712	106,203
Eldorado Gold Corp.(a)	80,885	371,041
First Quantum Minerals Ltd.	86,792	1,051,879
Goldcorp, Inc.	64,555	1,169,737
Kinross Gold Corp.*	177,200	393,140
Lundin Mining Corp.*	42,500	171,470
New Gold, Inc.*	7,811	26,210
Osisko Gold Royalties Ltd.(a)	710	9,384
Pan American Silver Corp.	13,200	115,893
Teck Resources Ltd., Class B	93,000	1,276,175
Turquoise Hill Resources Ltd.*	32,500	101,358
Yamana Gold, Inc.(a)	121,979	437,239

		7,227,629

Multiline Retail 0.1%
Canadian Tire Corp., Ltd., Class A	10,900	1,110,439

Oil, Gas & Consumable Fuels 1.8%
Bonavista Energy Corp.(a)	4,301	21,665
Cameco Corp.(a)	4,004	55,776
Cameco Corp.(a)	54,900	765,059
Canadian Natural Resources Ltd.	160,378	4,925,208
Canadian Oil Sands Ltd.	24,698	192,077
Cenovus Energy, Inc.	34,833	587,981
Crescent Point Energy Corp.(a)	67,740	1,510,385
Encana Corp.	60,956	680,524
Encana Corp.	101,413	1,130,755
Enerplus Corp.(a)	21,217	215,093
Husky Energy, Inc.	52,500	1,071,513
MEG Energy Corp.*	17,544	283,408
Pengrowth Energy Corp.(a)	64,156	192,486
Penn West Petroleum Ltd.(a)	76,105	125,585
Suncor Energy, Inc.	251,700	7,354,954
Talisman Energy, Inc.	142,000	1,088,642
Tourmaline Oil Corp.*	3,703	112,065
Whitecap Resources, Inc.(a)	37,889	429,581

		20,742,757

Technology Hardware, Storage & Peripherals 0.0%†
Blackberry Ltd.*(a)	9,511	84,933
Blackberry Ltd.*	44,397	395,754

		480,687

Thrifts & Mortgage Finance 0.0%†
Genworth MI Canada, Inc.	5,200	114,958

		43,634,380

CHINA 0.5%

Banks 0.5%
Industrial & Commercial Bank of China Ltd., H Shares	7,753,000	5,734,757

Electronic Equipment, Instruments & Components 0.0%†
FIH Mobile Ltd.*	381,000	201,984

		5,936,741

COLOMBIA 0.0%†

Oil, Gas & Consumable Fuels 0.0%†
Pacific Rubiales Energy Corp.(a)	21,385	50,991

DENMARK 0.9%

Banks 0.1%
Danske Bank A/S	49,167	1,296,198
Jyske Bank A/S REG*	4,464	187,667

		1,483,865

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
DENMARK (continued)

Beverages 0.2%
Carlsberg A/S, Class B	24,567	$2,025,706

Building Products 0.0%†
Rockwool International A/S, Class B	239	27,864

Construction & Engineering 0.0%†
FLSmidth & Co. A/S	5,406	242,916

Diversified Telecommunication Services 0.1%
TDC A/S	126,590	907,012

Electrical Equipment 0.1%
Vestas Wind Systems A/S	23,498	968,844

Marine 0.4%
AP Moeller - Maersk A/S, Class A	500	1,015,323
AP Moeller - Maersk A/S, Class B	1,340	2,800,904

		3,816,227

Pharmaceuticals 0.0%†
H. Lundbeck A/S*	11,001	231,738

		9,704,172

FINLAND 1.0%

Communications Equipment 0.0%†
Nokia OYJ	56,079	427,589

Electric Utilities 0.1%
Fortum OYJ(a)	71,329	1,494,356

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	3,616	154,370

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	18,413	483,156

Paper & Forest Products 0.9%
Stora Enso OYJ, Class R	126,639	1,302,107
UPM-Kymmene OYJ	389,918	7,574,919

		8,877,026

		11,436,497

FRANCE 11.6%

Aerospace & Defense 0.5%
Airbus Group NV	82,034	5,333,104
Thales SA	215	11,929

		5,345,033

Air Freight & Logistics 0.0%†
Bollore SA	91,300	486,467
Bollore SA*	400	2,099

		488,566

Auto Components 0.1%
Cie Generale des Etablissements Michelin	11,192	1,112,988

Automobiles 1.1%
Peugeot SA*	84,917	1,419,439
Renault SA	113,442	10,303,940

		11,723,379

Banks 2.4%
BNP Paribas SA	268,910	16,362,105
Credit Agricole SA	77,375	1,137,023
Natixis SA	128,574	963,095
Societe Generale SA	184,458	8,906,006

		27,368,229

Building Products 0.4%
Cie de Saint-Gobain	94,822	4,163,379

Construction & Engineering 0.1%
Bouygues SA	30,737	1,206,605

Construction Materials 0.2%
Lafarge SA	30,668	1,993,747

Diversified Telecommunication Services 0.7%
Orange SA	321,387	5,161,335
Vivendi SA*	99,926	2,480,942

		7,642,277

Electric Utilities 0.1%
Electricite de France SA	31,015	743,686

Electrical Equipment 0.7%
Schneider Electric SE	95,191	7,407,648

Energy Equipment & Services 0.0%†
CGG SA*	20,800	118,017

Food & Staples Retailing 0.1%
Casino Guichard Perrachon SA	10,148	898,565

Hotels, Restaurants & Leisure 0.5%
Sodexo SA	56,693	5,529,456

Information Technology Services 0.4%
Cap Gemini SA	49,825	4,087,721

Insurance 1.5%
AXA SA	657,613	16,551,582
CNP Assurances	20,138	352,952
SCOR SE	16,977	572,595

		17,477,129

Machinery 0.0%†
Vallourec SA	6,995	170,730

Media 0.4%
Lagardere SCA	17,071	513,076
Publicis Groupe SA	49,633	3,829,514

		4,342,590

Metals & Mining 0.0%†
Eramet*	65	5,942

Multi-Utilities 1.1%
GDF Suez	621,318	12,266,700

Oil, Gas & Consumable Fuels 1.0%
TOTAL SA(a)	222,911	11,080,240

Real Estate Investment Trusts (REITs) 0.2%
Unibail-Rodamco SE	9,255	2,499,185

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)

Trading Companies & Distributors 0.1%
Rexel SA	31,465	$593,297

		128,265,109

GERMANY 7.9%

Airlines 0.0%†
Deutsche Lufthansa AG REG	31,605	442,555

Automobiles 2.6%
Bayerische Motoren Werke AG	41,893	5,217,150
Daimler AG REG(a)	226,032	21,706,922
Volkswagen AG	4,865	1,250,900

		28,174,972

Banks 0.1%
Commerzbank AG*	105,912	1,455,357

Capital Markets 0.3%
Deutsche Bank AG REG	94,741	3,283,509
Deutsche Bank AG REG	196	6,807

		3,290,316

Chemicals 0.1%
K+S AG REG	21,741	708,366
Wacker Chemie AG	256	29,550

		737,916

Commercial Services & Supplies 0.0%†
Bilfinger SE	2,876	166,234

Construction Materials 0.5%
HeidelbergCement AG	71,029	5,617,138

Diversified Telecommunication Services 0.9%
Deutsche Telekom AG REG	505,552	9,246,760
Telefonica Deutschland Holding AG*	42,914	246,774

		9,493,534

Electrical Equipment 0.0%†
OSRAM Licht AG	2,478	122,668

Food & Staples Retailing 0.1%
METRO AG	21,590	731,682

Health Care Providers & Services 0.0%†
Celesio AG	11,017	325,329

Hotels, Restaurants & Leisure 0.5%
TUI AG	285,932	5,016,416

Insurance 1.2%
Allianz SE REG	50,355	8,742,464
Muenchener Rueckversicherungs-Gesellschaft AG REG	20,392	4,381,878
Talanx AG	4,416	138,307

		13,262,649

Metals & Mining 0.0%†
Salzgitter AG	1,170	33,923

Multi-Utilities 0.3%
E.ON SE	178,730	2,657,524

RWE AG	36,773	936,238

		3,593,762

Pharmaceuticals 0.7%
Bayer AG REG	54,677	8,180,548

Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG	233,289	2,775,423

Trading Companies & Distributors 0.3%
Brenntag AG	62,100	3,710,139

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,490	268,196

		87,398,757

GUERNSEY, CHANNEL ISLANDS 0.2%

Insurance 0.2%
Friends Life Group Ltd.	275,939	1,689,305

HONG KONG 1.7%

Airlines 0.0%†
Cathay Pacific Airways Ltd.	123,000	284,623

Capital Markets 0.0%†
Guoco Group, Ltd.	4,000	46,815

Hotels, Restaurants & Leisure 0.0%†
Hongkong & Shanghai Hotels (The)(a)	89,000	125,421
Shangri-La Asia Ltd.	214,000	293,897

		419,318

Industrial Conglomerates 0.7%
Hopewell Holdings Ltd.	67,500	253,321
Hutchison Whampoa Ltd.	527,000	7,304,670
NWS Holdings Ltd.	15,435	25,709

		7,583,700

Marine 0.0%†
Orient Overseas International Ltd.	37,500	228,907

Real Estate Management & Development 0.9%
CK Hutchison Holdings Ltd.	8,000	163,444
Hang Lung Group Ltd.	63,000	287,730
Hang Lung Properties Ltd.	228,000	640,566
Henderson Land Development Co., Ltd.	79,912	561,387
Kerry Properties Ltd.	51,000	177,034
New World Development Co., Ltd.	1,095,888	1,270,506
Sino Land Co., Ltd.	295,436	481,748
Sun Hung Kai Properties Ltd.	173,221	2,670,979
Swire Pacific Ltd.	55,000	141,163
Swire Pacific Ltd., Class A	58,000	789,524
Wharf Holdings Ltd. (The)	166,000	1,158,820
Wheelock & Co., Ltd.	157,000	802,283

		9,145,184

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)

Road & Rail 0.0%†
MTR Corp., Ltd.	98,736	$469,619

Trading Companies & Distributors 0.1%
Noble Group Ltd.(a)	1,047,000	701,319

		18,879,485

INDIA 0.3%

Information Technology Services 0.3%
Infosys Ltd., ADR	100,774	3,535,152

Metals & Mining 0.0%†
Vedanta Resources PLC	3,395	25,084

		3,560,236

IRELAND 1.0%

Airlines 0.5%
Ryanair Holdings PLC, ADR	73,321	4,895,644

Banks 0.1%
Bank of Ireland*	2,575,395	982,637

Construction Materials 0.0%†
CRH PLC, ADR	5,211	136,476

Pharmaceuticals 0.4%
Shire PLC	59,446	4,739,220

		10,753,977

ISRAEL 0.3%

Aerospace & Defense 0.0%†
Elbit Systems Ltd.	1,262	90,788

Banks 0.2%
Bank Hapoalim BM	203,513	978,563
Bank Leumi Le-Israel BM*	192,026	712,084
Israel Discount Bank Ltd., Class A*	132,044	222,939
Mizrahi Tefahot Bank Ltd.*	7,579	76,910

		1,990,496

Pharmaceuticals 0.1%
Teva Pharmaceutical Industries Ltd., ADR	10,974	683,680

Real Estate Management & Development 0.0%†
Azrieli Group	352	14,482

		2,779,446

ITALY 3.2%

Banks 1.2%
Banca Monte dei Paschi di Siena SpA*(a)	101,222	67,180
Banco Popolare SC*	36,325	565,477
Intesa Sanpaolo SpA	1,806,007	6,129,593
UniCredit SpA	1,021,696	6,928,419
Unione di Banche Italiane SCPA	140,304	1,094,243

		14,784,912

Capital Markets 0.1%
Mediobanca SpA	81,246	777,322

Diversified Telecommunication Services 0.6%
Telecom Italia SpA*(a)	5,700,004	6,674,146

Electric Utilities 0.8%
Enel SpA(a)	1,906,496	8,612,455

Insurance 0.5%
Assicurazioni Generali SpA	253,693	4,988,155

		35,836,990

JAPAN 21.9%

Air Freight & Logistics 0.2%
Yamato Holdings Co., Ltd.	116,300	2,680,559

Airlines 0.5%
Japan Airlines Co., Ltd.	176,100	5,477,988

Auto Components 0.3%
Aisin Seiki Co., Ltd.	26,800	971,643
Calsonic Kansei Corp.	13,000	86,032
NHK Spring Co., Ltd.	17,400	181,014
NOK Corp.	3,800	114,257
Sumitomo Electric Industries Ltd.	120,100	1,574,324
Sumitomo Rubber Industries Ltd.	10,000	184,334
Takata Corp.	1,600	17,485
Tokai Rika Co., Ltd.	6,900	159,912
Toyoda Gosei Co., Ltd.	7,000	156,262
Toyota Boshoku Corp.(a)	5,500	68,706
Yokohama Rubber Co., Ltd. (The)	20,000	206,161

		3,720,130

Automobiles 3.4%
Daihatsu Motor Co., Ltd.(a)	28,100	429,806
Honda Motor Co., Ltd.	175,500	5,728,836
Mazda Motor Corp.	156,800	3,177,055
Nissan Motor Co., Ltd.	347,500	3,534,267
Suzuki Motor Corp.	20,800	624,712
Toyota Motor Corp.	298,500	20,836,412
Yamaha Motor Co., Ltd.	139,100	3,351,009

		37,682,097

Banks 4.9%
77 Bank Ltd. (The)	44,000	249,006
Bank of Kyoto Ltd. (The)	25,000	262,023
Bank of Yokohama Ltd. (The)	139,000	814,073
Chiba Bank Ltd. (The)	89,000	652,287
Chugoku Bank Ltd. (The)	8,800	131,402
Fukuoka Financial Group, Inc.	103,000	529,676
Gunma Bank Ltd. (The)	51,000	344,530
Hachijuni Bank Ltd. (The)	55,000	387,812
Higo Bank Ltd. (The)	7,000	42,892
Hiroshima Bank Ltd. (The)	12,000	64,672
Hokuhoku Financial Group, Inc.	156,000	347,737
Iyo Bank Ltd. (The)	31,000	367,638
Joyo Bank Ltd. (The)	48,000	246,680
Mitsubishi UFJ Financial Group, Inc.	4,908,400	30,399,749

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Banks (continued)
Mizuho Financial Group, Inc.	3,004,600	$5,280,517
Nishi-Nippon City Bank Ltd. (The)	84,000	243,478
Resona Holdings, Inc.	54,200	268,982
Shiga Bank Ltd. (The)	16,000	79,871
Shinsei Bank Ltd.	61,000	121,289
Shizuoka Bank Ltd. (The)	36,000	359,052
Sumitomo Mitsui Financial Group, Inc.	306,937	11,757,094
Sumitomo Mitsui Trust Holdings, Inc.	280,000	1,163,141
Yamaguchi Financial Group, Inc.(a)	27,000	310,319

		54,423,920

Beverages 0.1%
Coca-Cola East Japan Co., Ltd.	4,800	97,826
Coca-Cola West Co., Ltd.	7,600	125,576
Kirin Holdings Co., Ltd.	105,900	1,389,013

		1,612,415

Building Products 0.4%
Asahi Glass Co., Ltd.	156,000	1,021,799
Daikin Industries Ltd.	39,600	2,647,421
LIXIL Group Corp.(a)	25,800	610,577
Nippon Sheet Glass Co., Ltd.*	103,000	100,977

		4,380,774

Capital Markets 0.2%
Nomura Holdings, Inc.(a)	304,000	1,785,584
SBI Holdings, Inc.	14,800	179,160

		1,964,744

Chemicals 0.7%
Asahi Kasei Corp.	133,000	1,270,101
Denki Kagaku Kogyo KK	60,000	236,381
DIC Corp.	42,000	122,113
Hitachi Chemical Co., Ltd.	7,300	155,881
Kaneka Corp.	35,000	246,069
Kuraray Co., Ltd.	38,100	515,865
Lintec Corp.	3,200	76,119
Mitsubishi Chemical Holdings Corp.	208,500	1,210,358
Mitsubishi Gas Chemical Co., Inc.	41,000	201,773
Mitsui Chemicals, Inc.	108,000	346,333
Nippon Shokubai Co., Ltd.	17,000	248,833
Showa Denko KK	183,000	233,036
Sumitomo Chemical Co., Ltd.	190,000	975,166
Teijin Ltd.	124,000	420,708
Toray Industries, Inc.	45,000	376,649
Tosoh Corp.	83,000	418,070
Ube Industries Ltd.	98,000	153,332

		7,206,787

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co., Ltd.	68,000	660,493
Toppan Printing Co., Ltd.	68,000	523,079

		1,183,572

Construction & Engineering 0.1%
COMSYS Holdings Corp.	12,700	156,677
Kajima Corp.	8,000	37,090
Kinden Corp.	9,000	112,400
Nippo Corp.	7,000	115,387
Obayashi Corp.	26,000	168,532

		590,086

Consumer Finance 0.0%†
Hitachi Capital Corp.	6,400	135,087

Containers & Packaging 0.0%†
Rengo Co., Ltd.	20,000	84,685
Toyo Seikan Group Holdings Ltd.	20,100	293,996

		378,681

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	152,442

Diversified Financial Services 0.4%
ORIX Corp.	292,100	4,104,335

Diversified Telecommunication Services 0.8%
Nippon Telegraph & Telephone Corp.	143,400	8,852,229

Electrical Equipment 0.0%†
Ushio, Inc.	10,600	131,393

Electronic Equipment, Instruments & Components 0.8%
Azbil Corp.	1,100	29,787
Citizen Holdings Co., Ltd.	30,300	232,233
Hitachi Ltd.	895,000	6,112,720
Ibiden Co., Ltd.	16,900	284,894
Kyocera Corp.	17,300	945,492
Nippon Electric Glass Co., Ltd.	53,000	259,020
TDK Corp.	16,300	1,154,162

		9,018,308

Food & Staples Retailing 0.8%
Aeon Co., Ltd.(a)	96,800	1,061,840
Seven & i Holdings Co., Ltd.	180,400	7,580,999
UNY Group Holdings Co., Ltd.	29,300	164,183

		8,807,022

Food Products 0.4%
House Foods Group, Inc.	8,000	167,656
Kewpie Corp.	4,500	109,496
NH Foods Ltd.	137,000	3,156,979
Nisshin Seifun Group, Inc.	30,249	356,036
Yamazaki Baking Co., Ltd.	13,000	234,238

		4,024,405

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	24,400	343,828

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Health Care Providers & Services (continued)
Medipal Holdings Corp.	18,300	$238,525
Suzuken Co., Ltd.	9,680	295,056

		877,409

Household Durables 1.2%
Iida Group Holdings Co., Ltd.(a)	14,200	176,655
Nikon Corp.(a)	44,800	600,702
Sekisui Chemical Co., Ltd.	22,000	285,450
Sekisui House Ltd.	77,000	1,118,043
Sony Corp.*	388,900	10,400,594
Sumitomo Forestry Co., Ltd.	16,600	181,255

		12,762,699

Industrial Conglomerates 0.0%†
Nisshinbo Holdings, Inc.	18,000	172,717

Insurance 0.8%
Dai-ichi Life Insurance Co., Ltd. (The)	58,900	854,351
MS&AD Insurance Group Holdings, Inc.	29,300	820,284
Sompo Japan Nipponkoa Holdings, Inc.	190,300	5,916,114
T&D Holdings, Inc.	11,200	153,844
Tokio Marine Holdings, Inc.	37,900	1,430,605

		9,175,198

Leisure Products 0.1%
Sankyo Co., Ltd.	6,600	234,409
Sega Sammy Holdings, Inc.	5,000	72,852
Yamaha Corp.	19,800	345,756

		653,017

Machinery 0.5%
Amada Co., Ltd.	45,000	433,382
Ebara Corp.	62,000	261,015
Glory Ltd.	3,800	105,822
Hitachi Construction Machinery Co., Ltd.(a)	10,800	188,526
JTEKT Corp.	18,100	282,205
Kawasaki Heavy Industries Ltd.	704,000	3,551,696
Kurita Water Industries Ltd.	8,900	215,017
Mitsui Engineering & Shipbuilding Co., Ltd.	47,000	80,134
NTN Corp.	60,000	317,315
Sumitomo Heavy Industries Ltd.	66,000	431,924

		5,867,036

Marine 0.4%
Kawasaki Kisen Kaisha Ltd.	73,000	196,024
Mitsui OSK Lines Ltd.(a)	1,194,000	4,049,670
Nippon Yusen KK	214,000	615,621

		4,861,315

Media 0.0%†
Fuji Media Holdings, Inc.	6,200	87,881
Nippon Television Holdings, Inc.	6,100	101,537
SKY Perfect JSAT Holdings, Inc.	21,500	133,353

		322,771

Metals & Mining 0.6%
Daido Steel Co., Ltd.	22,000	98,470
JFE Holdings, Inc.	72,700	1,604,715
Kobe Steel Ltd.	398,000	734,078
Mitsubishi Materials Corp.	149,000	500,677
Nippon Steel & Sumitomo Metal Corp.	1,017,995	2,559,653
Nisshin Steel Holdings Co., Ltd.	8,700	108,592
Sumitomo Metal Mining Co., Ltd.	65,000	950,023
Yamato Kogyo Co., Ltd.	5,300	127,750

		6,683,958

Multiline Retail 0.2%
H2O Retailing Corp.	7,500	141,133
Isetan Mitsukoshi Holdings Ltd.	27,800	459,333
J. Front Retailing Co., Ltd.	33,500	525,904
Marui Group Co., Ltd.	23,100	261,763
Takashimaya Co., Ltd.	33,000	324,180

		1,712,313

Oil, Gas & Consumable Fuels 0.3%
Cosmo Oil Co., Ltd.*	74,000	99,824
Idemitsu Kosan Co., Ltd.	11,600	202,027
INPEX Corp.	107,700	1,186,724
JX Holdings, Inc.	289,300	1,113,126
Showa Shell Sekiyu KK	18,200	166,231

		2,767,932

Paper & Forest Products 0.1%
Nippon Paper Industries Co., Ltd.	12,400	186,337
Oji Holdings Corp.	103,000	421,430

		607,767

Personal Products 0.0%†
Pola Orbis Holdings, Inc.	600	31,786

Pharmaceuticals 0.2%
Daiichi Sankyo Co., Ltd.(a)	60,300	958,221
Kyowa Hakko Kirin Co., Ltd.	7,000	91,244
Mitsubishi Tanabe Pharma Corp.	3,200	54,897
Otsuka Holdings Co., Ltd.	39,700	1,241,962
Sumitomo Dainippon Pharma Co., Ltd.(a)	19,300	228,593

		2,574,917

Real Estate Management & Development 1.3%
Daiwa House Industry Co., Ltd.	298,100	5,875,630
Mitsui Fudosan Co., Ltd.	278,000	8,164,308
Nomura Real Estate Holdings, Inc.	4,500	81,041

		14,120,979

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Road & Rail 0.2%
Fukuyama Transporting Co., Ltd.(a)	18,000	$95,897
Hankyu Hanshin Holdings, Inc.	140,000	864,837
Hitachi Transport System Ltd.	6,400	96,794
Nippon Express Co., Ltd.	112,000	625,779
Seino Holdings Co., Ltd.	19,000	206,184

		1,889,491

Specialty Retail 0.1%
Aoyama Trading Co., Ltd.	3,300	107,739
Autobacs Seven Co., Ltd.	9,000	142,024
K’s Holdings Corp.	5,400	174,622
Yamada Denki Co., Ltd.(a)	117,800	485,094

		909,479

Technology Hardware, Storage & Peripherals 0.5%
FUJIFILM Holdings Corp.	72,200	2,568,628
Konica Minolta, Inc.	68,400	693,189
NEC Corp.	372,000	1,092,722
Ricoh Co., Ltd.	100,900	1,097,129
Toshiba TEC Corp.	13,000	85,656

		5,537,324

Textiles, Apparel & Luxury Goods 0.0%†
Wacoal Holdings Corp.	14,000	157,361

Trading Companies & Distributors 0.9%
ITOCHU Corp.	200,700	2,171,952
Marubeni Corp.	226,000	1,306,618
Mitsubishi Corp.	71,800	1,442,737
Mitsui & Co., Ltd.	266,800	3,573,035
Nagase & Co., Ltd.	13,800	180,384
Sojitz Corp.(a)	188,400	314,957
Sumitomo Corp.	65,800	702,149
Toyota Tsusho Corp.	28,200	746,104

		10,437,936

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	31,000	292,645
Mitsubishi Logistics Corp.	6,000	93,380

		386,025

Wireless Telecommunication Services 0.3%
NTT DOCOMO, Inc.	189,600	3,313,454

		242,349,858

LUXEMBOURG 0.5%

Metals & Mining 0.5%
ArcelorMittal	589,053	5,526,842

NETHERLANDS 5.6%

Banks 1.6%
ING Groep NV, CVA*	1,214,830	17,794,802

Chemicals 0.2%
Akzo Nobel NV	6,387	482,919
Koninklijke DSM NV	23,526	1,311,207

		1,794,126

Construction & Engineering 0.1%
Boskalis Westminster NV	11,288	556,370

Diversified Telecommunication Services 0.6%
Koninklijke KPN NV	2,005,453	6,797,789

Food & Staples Retailing 0.0%†
Koninklijke Ahold NV	22,121	435,914

Industrial Conglomerates 0.2%
Koninklijke Philips NV	73,117	2,074,327
Koninklijke Philips NV, NYRS	19,096	541,181

		2,615,508

Insurance 0.5%
Aegon NV	220,646	1,742,146
Delta Lloyd NV	17,048	320,793
NN Group NV*	127,315	3,609,352

		5,672,291

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	3,536	88,734

Oil, Gas & Consumable Fuels 2.4%
Royal Dutch Shell PLC, Class A	288,859	8,589,827
Royal Dutch Shell PLC, Class A, ADR	168,456	10,048,399
Royal Dutch Shell PLC, Class B, ADR(a)	108,828	6,823,516

		25,461,742

Professional Services 0.0%†
Randstad Holding NV	4,699	284,853

		61,502,129

NEW ZEALAND 0.1%

Construction Materials 0.0%†
Fletcher Building Ltd.	28,021	175,991

Electric Utilities 0.1%
Contact Energy Ltd.	45,571	203,495

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	60,450	203,046

		582,532

NORWAY 1.2%

Banks 0.5%
DNB ASA	329,003	5,280,404
SpareBank 1 SR-Bank ASA	7,422	51,719

		5,332,123

Chemicals 0.0%†
Yara International ASA	9,005	457,210

Insurance 0.0%†
Storebrand ASA*	36,062	131,032

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
NORWAY (continued)

Metals & Mining 0.6%
Norsk Hydro ASA	1,167,149	$6,134,926

Oil, Gas & Consumable Fuels 0.1%
Statoil ASA	93,251	1,648,809

		13,704,100

PORTUGAL 0.0%†

Banks 0.0%†
Banco Comercial Portugues SA, Class R*(a)	24,912	2,562
Banco Espirito Santo SA REG*(b)	146,163	0

		2,562

Diversified Telecommunication Services 0.0%†
Portugal Telecom SGPS SA REG	177	99

		2,661

SINGAPORE 0.9%

Airlines 0.1%
Singapore Airlines Ltd.	101,000	879,361

Banks 0.5%
DBS Group Holdings Ltd.	323,300	4,793,847

Electronic Equipment, Instruments & Components 0.0%†
Venture Corp., Ltd.	42,000	261,393

Food & Staples Retailing 0.0%†
Olam International Ltd.	107,200	154,712

Food Products 0.1%
Golden Agri-Resources Ltd.	999,000	309,150
Wilmar International Ltd.	287,000	681,332

		990,482

Hotels, Restaurants & Leisure 0.0%†
OUE Ltd.	49,000	77,110

Marine 0.0%†
Neptune Orient Lines Ltd.*(a)	118,000	86,190

Real Estate Management & Development 0.1%
CapitaLand Ltd.(a)	238,200	620,887
City Developments Ltd.	75,500	553,391
Frasers Centrepoint Ltd.	26,400	33,891
United Industrial Corp., Ltd.	14,000	34,980
UOL Group Ltd.	54,910	305,596

		1,548,745

Transportation Infrastructure 0.1%
Hutchison Port Holdings Trust*	822,000	563,070
Hutchison Port Holdings Trust, Class U(a)	92,000	63,862

		626,932

		9,418,772

SOUTH AFRICA 0.0%†

Capital Markets 0.0%†
Investec PLC	17,308	143,545

SOUTH KOREA 0.8%

Technology Hardware, Storage & Peripherals 0.8%
Samsung Electronics Co., Ltd.	6,979	9,050,042

SPAIN 2.8%

Banks 1.3%
Banco Bilbao Vizcaya Argentaria SA(a)	567,726	5,733,760
Banco de Sabadell SA(a)	705,308	1,723,319
Banco Popular Espanol SA	154,488	755,624
Banco Santander SA	420,197	3,149,953
Bankia SA*	1,977,542	2,755,946
CaixaBank SA	121,334	575,421

		14,694,023

Electric Utilities 0.4%
Acciona SA*	3,299	254,078
Iberdrola SA	656,783	4,235,301

		4,489,379

Independent Power and Renewable Electricity Producers 0.0%†
EDP Renovaveis SA	32,575	223,896

Insurance 0.1%
Mapfre SA	190,486	695,488

Oil, Gas & Consumable Fuels 1.0%
Repsol SA	563,929	10,497,736

		30,600,522

SWEDEN 1.8%

Banks 0.5%
Nordea Bank AB(a)	280,774	3,419,960
Skandinaviska Enskilda Banken AB, Class A(a)	170,418	1,989,074
Swedbank AB, Class A	7,376	176,093

		5,585,127

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class A	17,730	208,705
Telefonaktiebolaget LM Ericsson, Class B	250,741	3,148,039

		3,356,744

Diversified Telecommunication Services 0.1%
TeliaSonera AB	203,477	1,293,032

Food & Staples Retailing 0.0%†
ICA Gruppen AB	1,850	62,011

Household Durables 0.5%
Electrolux AB Series B(a)	180,095	5,145,028
Husqvarna AB, Class A	12,546	91,110
Husqvarna AB, Class B	47,467	343,831

		5,579,969

Household Products 0.2%
Svenska Cellulosa AB SCA, Class A	3,365	77,926

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWEDEN (continued)

Household Products (continued)
Svenska Cellulosa AB SCA, Class B	87,960	$2,021,221

		2,099,147

Machinery 0.0%†
Trelleborg AB, Class B	3,463	68,498

Metals & Mining 0.1%
Boliden AB	45,823	907,732
SSAB AB, Class A*(a)	11,623	57,212
SSAB AB, Class B*	586	2,605

		967,549

Paper & Forest Products 0.0%†
Holmen AB, Class B	2,431	82,010

Pharmaceuticals 0.0%†
Meda AB, Class A	30,727	485,522

Wireless Telecommunication Services 0.1%
Tele2 AB, Class B	50,129	599,583

		20,179,192

SWITZERLAND 8.0%

Beverages 0.0%†
Coca-Cola HBC AG, CDI*	25,227	453,795

Capital Markets 1.1%
Credit Suisse Group AG REG*	233,773	6,289,417
Julius Baer Group Ltd.*	20,185	1,008,924
UBS Group AG*	235,230	4,410,824

		11,709,165

Chemicals 0.4%
Clariant AG REG*	60,752	1,212,258
Syngenta AG REG	8,569	2,911,135

		4,123,393

Construction Materials 0.3%
Holcim Ltd. REG*	38,676	2,881,458

Electric Utilities 0.0%†
Alpiq Holding AG REG*	147	11,844

Electrical Equipment 0.5%
ABB Ltd. REG*	258,446	5,482,676

Food Products 0.7%
Aryzta AG*	11,373	697,196
Nestle SA REG	93,481	7,039,348

		7,736,544

Insurance 1.4%
Baloise Holding AG REG	6,242	824,925
Swiss Life Holding AG REG*	4,262	1,052,914
Swiss Re AG	82,543	7,961,929
Zurich Insurance Group AG*	17,425	5,889,689

		15,729,457

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	10,915	1,358,896

Machinery 0.0%†
OC Oerlikon Corp. AG REG*	3,194	37,006
Sulzer AG REG*(a)	2,926	321,181

		358,187

Metals & Mining 0.3%
Glencore PLC*	875,349	3,695,497

Pharmaceuticals 1.8%
Galenica AG REG(a)	435	379,197
Novartis AG REG	86,720	8,559,306
Roche Holding AG	35,828	9,845,251

		18,783,754

Professional Services 0.2%
Adecco SA REG*	31,712	2,636,012

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV(a)	101,031	941,510

Specialty Retail 0.0%†
Dufry AG REG*	1,512	223,542

Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont SA REG	59,705	4,797,349
Swatch Group AG (The) REG	270	22,630
Swatch Group AG (The) - Bearer Shares	1,704	720,633

		5,540,612

Trading Companies & Distributors 0.6%
Wolseley PLC	110,099	6,507,348

		88,173,690

UNITED KINGDOM 15.1%

Aerospace & Defense 0.5%
BAE Systems PLC	685,171	5,309,776

Banks 3.6%
Barclays PLC, ADR	550,030	8,013,937
Barclays PLC	2,599,828	9,384,151
HSBC Holdings PLC, ADR(a)	291,244	12,404,081
Lloyds Banking Group PLC, ADR*(a)	133,092	621,540
Lloyds Banking Group PLC*	3,159,410	3,662,191
Royal Bank of Scotland Group PLC, ADR*(a)	131,305	1,324,867
Standard Chartered PLC	252,113	4,083,402

		39,494,169

Beverages 0.3%
SABMiller PLC	68,860	3,607,010

Energy Equipment & Services 0.0%†
Subsea 7 SA	51,436	441,692

Food & Staples Retailing 0.2%
J Sainsbury PLC	176,527	677,408
Tesco PLC	58,716	209,590

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)

Food & Staples Retailing (continued)
WM Morrison Supermarkets PLC	598,456	$1,710,351

		2,597,349

Hotels, Restaurants & Leisure 0.4%
InterContinental Hotels Group PLC	120,358	4,694,403

Household Durables 0.1%
Barratt Developments PLC	87,397	683,335

Household Products 0.4%
Reckitt Benckiser Group PLC	46,274	3,975,196

Insurance 1.6%
Aviva PLC	867,896	6,945,671
Old Mutual PLC	2,525	8,289
Prudential PLC	425,730	10,564,678
RSA Insurance Group PLC	168	1,047

		17,519,685

Marine 0.0%†
Stolt-Nielsen Ltd.(a)	4,020	61,747

Metals & Mining 0.9%
Anglo American PLC	190,423	2,843,962
Rio Tinto PLC	171,352	7,066,020

		9,909,982

Multi-Utilities 0.5%
National Grid PLC	422,113	5,426,707

Oil, Gas & Consumable Fuels 2.5%
BG Group PLC	549,314	6,742,136
BP PLC, ADR	523,920	20,490,511

		27,232,647

Pharmaceuticals 1.0%
AstraZeneca PLC	162,658	11,161,342

Specialty Retail 0.3%
Dixons Carphone PLC	415,929	2,543,754
Kingfisher PLC	163,246	921,046

		3,464,800

Tobacco 0.5%
British American Tobacco PLC	103,476	5,358,406

Wireless Telecommunication Services 2.3%
Vodafone Group PLC, ADR	213,058	6,962,735
Vodafone Group PLC	5,738,751	18,779,062

		25,741,797

		166,680,043

UNITED STATES 0.3%

Health Care Providers & Services 0.1%
Catamaran Corp.*	14,841	883,633

Hotels, Restaurants & Leisure 0.1%
Carnival PLC	12,376	605,193
Carnival PLC, ADR(a)	10,518	515,277

		1,120,470

Media 0.1%
Thomson Reuters Corp.	25,844	1,047,799

Metals & Mining 0.0%†
Sims Metal Management Ltd.(a)	18,014	169,174

		3,221,076

Total Common Stocks (cost $1,037,486,704)		1,078,468,507

Preferred Stocks 0.8%

	Shares	Market Value
GERMANY 0.8%

Automobiles 0.8%
Porsche Automobil Holding SE - Preference Shares	71,274	6,979,749
Volkswagen AG - Preference Shares	5,908	1,566,816

		8,546,565

Total Preferred Stocks (cost $8,853,264)		8,546,565

Rights 0.0%†

	Number of Rights	Market Value
SPAIN 0.0%†

Banks 0.0%†
Banco Bilbao Vizcaya Argentaria SA, expiring 04/14/15*(a)	567,726	81,800
Banco de Sabadell SA, expiring 04/17/15*(a)	705,308	178,978

		260,778

Total Rights (cost $—)		260,778

Repurchase Agreements 6.7%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $11,169,050, collateralized by U.S. Government Agency Securities ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45; total market value $11,392,390.(c)	$11,169,010	$11,169,010

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.07%, dated 03/25/15, due 04/01/15, repurchase price $24,000,327, collateralized by U.S. Government Treasury Securities ranging from 0.00% - 2.50%, maturing 04/15/16 - 05/15/44; total market value $24,480,009.(c)	$24,000,000	$24,000,000
BNP Paribas Securities Corp., 0.12%, dated 03/31/15, due 04/01/15, repurchase price $10,000,033, collateralized by U.S. Government Agency Securities ranging from 0.00% - 6.63%, maturing on 06/22/15 - 05/04/37; total market value $10,200,003.(c)	10,000,000	10,000,000
Citigroup Global Markets, Inc., 0.08%, dated 03/20/15, due 05/05/15, repurchase price $4,000,409, collateralized by U.S. Government Agency Securities ranging from 0.42% - 31.10%, maturing 12/15/15 - 09/16/52; total market value $4,080,000.(c)	4,000,000	4,000,000
Goldman Sachs & Co., 0.15%, dated 03/31/15, due 04/01/15, repurchase price $25,000,104, collateralized by U.S. Government Agency Securities ranging from 1.63% - 8.00%, maturing 12/20/22 - 03/20/45; total market value $25,500,000.(c)	25,000,000	25,000,000

Total Repurchase Agreements (cost $74,169,010)		74,169,010

Total Investments (cost $1,120,508,978)(d) — 105.1%		1,161,444,860
Liabilities in excess of other assets — (5.1)%		(56,692,046)

NET ASSETS — 100.0%		$1,104,752,814

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $77,651,645, which was collateralized by repurchase agreements with a value of $74,169,010 and $8,429,714 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 04/02/15 - 11/15/44 a total market value of $82,598,724.
(b)	Fair valued security.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $74,169,010.
(d)	At March 31, 2015, the tax basis cost of the Fund’s investments was $1,131,102,033, tax unrealized appreciation and depreciation were $114,205,649 and $(83,862,822), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
NYRS	New York Registry Shares
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SC	Partnership with full liability
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

At March 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
54	DJ Euro Stoxx 50	06/19/15	$2,108,286	$20,725
16	FTSE 100 Index	06/19/15	1,596,613	(9,596)
5	SPI 200 Index	06/18/15	560,384	9,788
10	TOPIX Index	06/11/15	1,286,947	9,850

			$5,552,230	$30,767

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

At March 31, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Standard Chartered Bank	05/07/15	(809,524)	$(1,205,699)	$(1,200,553)	$5,146
British Pound	UBS AG	05/07/15	(1,935,980)	(2,879,577)	(2,871,126)	8,451
British Pound	State Street Bank and Trust Co.	05/07/15	(1,092,967)	(1,611,797)	(1,620,908)	(9,111)
British Pound	Royal Bank of Canada	05/07/15	(986,817)	(1,471,629)	(1,463,485)	8,144
British Pound	Barclays Bank PLC	05/07/15	(1,056,871)	(1,546,435)	(1,567,377)	(20,942)
British Pound	Credit Suisse International	05/07/15	(1,284,020)	(1,905,800)	(1,904,246)	1,554
British Pound	Royal Bank of Canada	05/07/15	(744,335)	(1,125,599)	(1,103,875)	21,724
British Pound	Deutsche Bank Securities, Inc.	05/07/15	(1,764,567)	(2,715,383)	(2,616,915)	98,468
Canadian Dollar	Deutsche Bank Securities, Inc.	05/07/15	(1,405,993)	(1,128,100)	(1,109,606)	18,494
Danish Krone	Westpac Banking Corp.	05/07/15	(21,746,354)	(3,358,059)	(3,133,537)	224,522
Euro	Credit Suisse International	05/07/15	(2,250,321)	(2,561,896)	(2,420,818)	141,078
Euro	Morgan Stanley Co., Inc.	05/07/15	(1,042,329)	(1,179,739)	(1,121,302)	58,437
Euro	HSBC Bank PLC	05/07/15	(1,093,163)	(1,237,241)	(1,175,988)	61,253
Euro	Westpac Banking Corp.	05/07/15	(2,039,752)	(2,309,629)	(2,194,295)	115,334
Euro	Morgan Stanley Co., Inc.	05/07/15	(2,281,911)	(2,581,567)	(2,454,802)	126,765
Euro	Deutsche Bank Securities, Inc.	05/07/15	(5,047,732)	(5,761,986)	(5,430,177)	331,809
Euro	Standard Chartered Bank	05/07/15	(1,432,180)	(1,627,462)	(1,540,690)	86,772
Euro	Morgan Stanley Co., Inc.	05/07/15	(1,246,510)	(1,341,424)	(1,340,953)	471
Euro	Westpac Banking Corp.	05/07/15	(1,718,287)	(1,956,804)	(1,848,474)	108,330
Euro	Credit Suisse International	05/07/15	(3,343,604)	(3,548,888)	(3,596,935)	(48,047)
Euro	Societe Generale	05/07/15	(14,237,719)	(16,318,846)	(15,316,451)	1,002,395
Euro	HSBC Bank PLC	05/07/15	(1,338,039)	(1,477,246)	(1,439,417)	37,829
Euro	Citibank NA	05/07/15	(1,424,098)	(1,618,194)	(1,531,996)	86,198
Japanese Yen	Deutsche Bank Securities, Inc.	05/07/15	(1,060,523,028)	(9,038,496)	(8,847,214)	191,282
Japanese Yen	State Street Bank and Trust Co.	05/07/15	(168,422,407)	(1,388,964)	(1,405,033)	(16,069)
Japanese Yen	Citibank NA	05/07/15	(209,808,192)	(1,742,690)	(1,750,285)	(7,595)
Japanese Yen	Societe Generale	05/07/15	(172,284,972)	(1,438,727)	(1,437,255)	1,472
Norwegian Krone	Royal Bank of Canada	05/07/15	(13,619,813)	(1,801,063)	(1,688,935)	112,128
Swiss Franc	Royal Bank of Canada	05/07/15	(8,870,282)	(9,608,295)	(9,141,190)	467,105
Swiss Franc	Royal Bank of Scotland	05/07/15	(2,526,315)	(2,739,040)	(2,603,472)	135,568
Swiss Franc	Commonwealth Bank of Australia	05/07/15	(2,924,513)	(2,908,803)	(3,013,831)	(105,028)

Total Short Contracts				$(93,135,078)	$(89,891,141)	$3,243,937

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	Royal Bank of Canada	05/07/15	31,914,780	$24,812,144	$24,256,826	$(555,318)
Australian Dollar	Credit Suisse International	05/07/15	4,678,668	3,652,070	3,556,021	(96,049)
British Pound	Westpac Banking Corp.	05/07/15	884,114	1,354,285	1,311,172	(43,113)
British Pound	BNP Paribas	05/07/15	11,804,687	17,945,306	17,506,762	(438,544)
Canadian Dollar	Credit Suisse International	05/07/15	1,444,508	1,143,751	1,140,002	(3,749)
Danish Krone	BNP Paribas	05/07/15	11,783,815	1,818,655	1,697,987	(120,668)
Danish Krone	Deutsche Bank Securities, Inc.	05/07/15	10,687,799	1,521,480	1,540,057	18,577
Euro	Morgan Stanley Co., Inc.	05/07/15	3,188,389	3,384,113	3,429,960	45,847
Euro	Royal Bank of Scotland	05/07/15	3,492,875	3,951,857	3,757,516	(194,341)
Euro	UBS AG	05/07/15	1,972,099	2,165,186	2,121,517	(43,669)
Euro	Deutsche Bank Securities, Inc.	05/07/15	995,500	1,126,024	1,070,924	(55,100)
Hong Kong Dollar	Morgan Stanley Co., Inc.	05/07/15	16,986,437	2,189,611	2,190,842	1,231
Hong Kong Dollar	Deutsche Bank Securities, Inc.	05/07/15	9,989,452	1,288,336	1,288,399	63
Hong Kong Dollar	Credit Suisse International	05/07/15	13,968,615	1,800,485	1,801,615	1,130
Hong Kong Dollar	Westpac Banking Corp.	05/07/15	9,575,627	1,234,745	1,235,025	280
Japanese Yen	Westpac Banking Corp.	05/07/15	176,650,732	1,477,676	1,473,676	(4,000)
Japanese Yen	Citibank NA	05/07/15	543,304,813	4,544,153	4,532,418	(11,735)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen	Credit Suisse International	05/07/15	243,191,884	$2,003,745	$2,028,783	$25,038
Japanese Yen	Westpac Banking Corp.	05/07/15	297,408,143	2,537,829	2,481,072	(56,757)
Singapore Dollar	Deutsche Bank Securities, Inc.	05/07/15	6,419,459	4,764,122	4,673,649	(90,473)
Swedish Krona	Royal Bank of Canada	05/07/15	42,124,777	5,129,161	4,893,948	(235,213)
Swiss Franc	HSBC Bank PLC	05/07/15	2,615,409	2,761,492	2,695,287	(66,205)
Swiss Franc	HSBC Bank PLC	05/07/15	1,819,768	1,921,646	1,875,346	(46,300)
Swiss Franc	Societe Generale	05/07/15	1,649,263	1,738,247	1,699,633	(38,614)
Swiss Franc	Goldman Sachs International	05/07/15	1,095,148	1,180,065	1,128,595	(51,470)

Total Long Contracts				$97,446,184	$95,387,032	$(2,059,152)

At March 31, 2015, the Fund’s open forward foreign cross currency contracts were as follows:

Counterparty	Delivery Date		Currency Received		Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Deutsche Bank Securities, Inc.	05/07/15	192,747,055	Japanese Yen	(1,434,259)	Euro	$1,542,927	$1,607,956	$65,029
Credit Suisse International	05/07/15	1,448,951	Euro	(193,734,021)	Japanese Yen	1,616,190	1,558,732	(57,458)

						$3,159,117	$3,166,688	$7,571

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nation wide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$10,745,597	$—	$10,745,597
Air Freight & Logistics	2,099	3,809,334	—	3,811,433
Airlines	4,895,644	7,473,887	—	12,369,531
Auto Components	—	4,833,118	—	4,833,118
Automobiles	—	77,580,448	—	77,580,448
Banks	24,119,927	194,190,179	—	218,310,106
Beverages	—	8,051,042	—	8,051,042
Building Products	—	8,572,017	—	8,572,017
Capital Markets	6,807	21,341,945	—	21,348,752
Chemicals	1,694,075	24,835,758	—	26,529,833
Commercial Services & Supplies	—	1,349,806	—	1,349,806
Communications Equipment	—	3,784,333	—	3,784,333
Construction & Engineering	56,266	2,608,524	—	2,664,790
Construction Materials	136,476	11,201,032	—	11,337,508
Consumer Finance	—	135,087	—	135,087
Containers & Packaging	—	378,681	—	378,681
Distributors	—	152,442	—	152,442
Diversified Financial Services	69,908	4,104,335	—	4,174,243
Diversified Telecommunication Services	28,788	42,278,011	—	42,306,799

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electric Utilities	$11,844	$15,543,371	$—	$15,555,215
Electrical Equipment	—	14,113,229	—	14,113,229
Electronic Equipment, Instruments & Components	201,984	9,279,701	—	9,481,685
Energy Equipment & Services	380,835	643,103	—	1,023,938
Food & Staples Retailing	770,446	20,595,957	—	21,366,403
Food Products	—	12,932,807	—	12,932,807
Health Care Providers & Services	883,633	1,445,386	—	2,329,019
Hotels, Restaurants & Leisure	515,277	17,655,530	—	18,170,807
Household Durables	—	19,026,003	—	19,026,003
Household Products	—	6,074,343	—	6,074,343
Independent Power and Renewable Electricity Producers	524,661	223,896	—	748,557
Industrial Conglomerates	541,181	9,830,744	—	10,371,925
Information Technology Services	3,535,152	4,087,721	—	7,622,873
Insurance	8,731,070	90,430,520	—	99,161,590
Leisure Products	—	653,017	—	653,017
Life Sciences Tools & Services	—	1,447,630	—	1,447,630
Machinery	—	6,464,451	—	6,464,451
Marine	—	9,054,386	—	9,054,386
Media	1,047,799	4,753,496	—	5,801,295
Metals & Mining	8,121,619	38,271,311	—	46,392,930
Multiline Retail	1,110,439	1,963,679	—	3,074,118
Multi-Utilities	—	21,287,169	—	21,287,169
Oil, Gas & Consumable Fuels	58,156,174	50,075,279	—	108,231,453
Paper & Forest Products	—	9,566,803	—	9,566,803
Personal Products	—	31,786	—	31,786
Pharmaceuticals	683,680	47,521,531	—	48,205,211
Professional Services	—	2,920,865	—	2,920,865
Real Estate Investment Trusts (REITs)	—	2,499,185	—	2,499,185
Real Estate Management & Development	—	25,596,105	—	25,596,105
Road & Rail	—	3,102,771	—	3,102,771
Semiconductors & Semiconductor Equipment	—	3,716,933	—	3,716,933
Specialty Retail	—	4,597,821	—	4,597,821
Technology Hardware, Storage & Peripherals	480,687	14,587,366	—	15,068,053
Textiles, Apparel & Luxury Goods	—	5,697,973	—	5,697,973
Thrifts & Mortgage Finance	114,958	—	—	114,958
Tobacco	—	5,358,406	—	5,358,406
Trading Companies & Distributors	—	22,032,195	—	22,032,195
Transportation Infrastructure	563,070	921,129	—	1,484,199
Wireless Telecommunication Services	6,962,735	22,692,099	—	29,654,834

Total Common Stocks	$124,347,234	$954,121,273	$—	$1,078,468,507

Forward Foreign Currency Contracts	—	3,607,924	—	3,607,924
Futures Contracts	40,363	—	—	40,363
Preferred Stocks	—	8,546,565	—	8,546,565
Repurchase Agreements	—	74,169,010	—	74,169,010
Rights	260,778	—	—	260,778

Total Assets	$124,648,375	$1,040,444,772	$—	$1,165,093,147

Liabilities:
Forward Foreign Currency Contracts	—	(2,415,568)	—	(2,415,568)
Futures Contracts	(9,596)	—	—	(9,596)

Total Liabilities	$(9,596)	$(2,415,568)	$—	$(2,425,164)

Total	$124,638,779	$1,038,029,204	$—	$1,162,667,983

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Total
Balance as of 12/31/14	$21,223	$21,223
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Net Appreciation/(Depreciation)	(21,223)	(21,223)
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/15	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and financial futures contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$40,363
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	3,607,924

Total		$3,648,287

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(9,596)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(2,415,568)

Total		$(2,425,164)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 98.7%

	Shares	Market Value
Aerospace & Defense 3.5%
General Dynamics Corp.	26,846	$3,643,808
Honeywell International, Inc.	201,027	20,969,126
Lockheed Martin Corp.	15,402	3,125,990
Precision Castparts Corp.	17,770	3,731,700
Textron, Inc.(a)	120,500	5,341,765
United Technologies Corp.	192,301	22,537,677

		59,350,066

Air Freight & Logistics 1.3%
FedEx Corp.	47,899	7,924,889
United Parcel Service, Inc., Class B	146,253	14,177,766

		22,102,655

Airlines 1.5%
Copa Holdings SA, Class A(a)	76,510	7,725,215
Delta Air Lines, Inc.	294,708	13,250,072
United Continental Holdings, Inc.*	57,690	3,879,652

		24,854,939

Auto Components 0.5%
Lear Corp.	34,209	3,791,042
TRW Automotive Holdings Corp.*	43,931	4,606,165

		8,397,207

Automobiles 0.3%
General Motors Co.	128,201	4,807,537
Tesla Motors, Inc.*	5,670	1,070,326

		5,877,863

Banks 1.3%
JPMorgan Chase & Co.	270,739	16,401,369
Wells Fargo & Co.	107,700	5,858,880

		22,260,249

Beverages 1.4%
Coca-Cola Co. (The)	93,118	3,775,935
PepsiCo, Inc.	213,828	20,446,233

		24,222,168

Biotechnology 7.2%
Alexion Pharmaceuticals, Inc.*	73,232	12,691,106
Amgen, Inc.	63,500	10,150,475
Biogen, Inc.*	62,116	26,227,860
BioMarin Pharmaceutical, Inc.*	81,470	10,152,791
Celgene Corp.*	183,848	21,193,997
Gilead Sciences, Inc.*	353,127	34,652,353
Vertex Pharmaceuticals, Inc.*	65,530	7,730,574

		122,799,156

Capital Markets 0.7%
BlackRock, Inc.	16,970	6,208,305
Morgan Stanley	176,600	6,302,854

		12,511,159

Chemicals 4.5%
Ashland, Inc.	131,269	16,711,856
Dow Chemical Co. (The)	86,672	4,158,523
Ecolab, Inc.	53,300	6,096,454
FMC Corp.	60,593	3,468,949
LyondellBasell Industries NV, Class A	87,701	7,700,148
Monsanto Co.	188,800	21,247,552
PPG Industries, Inc.	51,133	11,532,537
Sherwin-Williams Co. (The)	17,679	5,029,675

		75,945,694

Communications Equipment 1.3%
QUALCOMM, Inc.	321,410	22,286,569

Construction Materials 0.2%
Eagle Materials, Inc.	37,071	3,097,653

Consumer Finance 1.1%
Capital One Financial Corp.	177,577	13,996,619
Discover Financial Services	98,999	5,578,594

		19,575,213

Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	233,727	11,366,144

Electronic Equipment, Instruments & Components 0.2%
Keysight Technologies, Inc.*	80,505	2,990,761

Energy Equipment & Services 0.8%
Cameron International Corp.*	72,298	3,262,086
Halliburton Co.(a)	127,837	5,609,488
Schlumberger Ltd.	52,071	4,344,804

		13,216,378

Food & Staples Retailing 3.0%
Costco Wholesale Corp.	36,600	5,544,717
CVS Health Corp.	329,701	34,028,440
Kroger Co. (The)	85,581	6,560,640
Whole Foods Market, Inc.	107,900	5,619,432

		51,753,229

Food Products 2.0%
Archer-Daniels-Midland Co.(a)	84,925	4,025,445
General Mills, Inc.	120,313	6,809,716
Kellogg Co.	116,327	7,671,766
Mondelez International, Inc., Class A	320,190	11,555,657
Tyson Foods, Inc., Class A	125,044	4,789,185

		34,851,769

Health Care Equipment & Supplies 0.9%
Edwards Lifesciences Corp.*	24,420	3,478,873
Medtronic PLC	146,014	11,387,632

		14,866,505

Health Care Providers & Services 3.9%
Centene Corp.*	71,060	5,023,231
Envision Healthcare Holdings, Inc.*	203,600	7,808,060

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Express Scripts Holding Co.*	192,004	$16,660,187
HCA Holdings, Inc.*	34,088	2,564,440
McKesson Corp.	100,119	22,646,918
UnitedHealth Group, Inc.	90,800	10,740,732

		65,443,568

Health Care Technology 0.4%
Cerner Corp.*	75,400	5,523,804
Inovalon Holdings, Inc., Class A*	49,100	1,483,311

		7,007,115

Hotels, Restaurants & Leisure 3.4%
Brinker International, Inc.	47,440	2,920,406
Carnival Corp.	84,350	4,035,304
Chipotle Mexican Grill, Inc.*	9,430	6,134,592
Hilton Worldwide Holdings, Inc.*	342,700	10,150,774
McDonald’s Corp.	93,344	9,095,439
Royal Caribbean Cruises Ltd.	88,417	7,236,932
Starbucks Corp.	122,800	11,629,160
Yum! Brands, Inc.	87,991	6,926,652

		58,129,259

Household Durables 0.2%
PulteGroup, Inc.	166,528	3,701,917

Household Products 0.3%
Colgate-Palmolive Co.	86,089	5,969,411

Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)	216,235	2,778,620

Industrial Conglomerates 0.6%
Danaher Corp.	68,000	5,773,200
Roper Industries, Inc.	24,822	4,269,384

		10,042,584

Information Technology Services 5.0%
Accenture PLC, Class A	66,786	6,257,180
Cognizant Technology Solutions Corp., Class A*	243,062	15,164,638
Fidelity National Information Services, Inc.	191,797	13,053,704
FleetCor Technologies, Inc.*	48,811	7,366,556
International Business Machines Corp.	13,809	2,216,344
MasterCard, Inc., Class A	127,400	11,006,086
Visa, Inc., Class A	447,772	29,288,767

		84,353,275

Insurance 0.5%
MetLife, Inc.	47,356	2,393,846
Prudential Financial, Inc.	71,577	5,748,349

		8,142,195

Internet & Catalog Retail 2.2%
Amazon.com, Inc.*	31,923	11,878,548
Ctrip.com International Ltd., ADR-CN*(a)	54,400	3,188,928
Expedia, Inc.	40,776	3,838,245
Priceline Group, Inc. (The)*	15,524	18,072,265

		36,977,986

Internet Software & Services 9.9%
Alibaba Group Holding Ltd., ADR-CN*	81,900	6,817,356
Baidu, Inc., ADR-CN*	40,970	8,538,148
CoStar Group, Inc.*	28,020	5,543,196
eBay, Inc.*	388,580	22,413,294
Facebook, Inc., Class A*	365,974	30,088,552
Google, Inc., Class A*	66,684	36,989,615
Google, Inc., Class C*	68,716	37,656,368
IAC/InterActiveCorp.	60,380	4,073,839
LinkedIn Corp., Class A*	61,260	15,306,424

		167,426,792

Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.(a)	164,931	6,852,883
Illumina, Inc.*	35,371	6,566,273
Thermo Fisher Scientific, Inc.	103,939	13,963,165

		27,382,321

Machinery 0.5%
Caterpillar, Inc.	39,538	3,164,226
Cummins, Inc.	44,285	6,139,673

		9,303,899

Media 4.6%
Charter Communications, Inc., Class A*	30,836	5,954,740
Comcast Corp., Class A	280,175	15,821,482
Liberty Global PLC, Series C*	140,900	7,018,229
Omnicom Group, Inc.	105,831	8,252,702
Time Warner Cable, Inc.	45,115	6,761,836
Twenty-First Century Fox, Inc., Class A	327,130	11,070,079
Viacom, Inc., Class B	178,463	12,189,023
Walt Disney Co. (The)	106,700	11,191,763

		78,259,854

Metals & Mining 0.2%
Freeport-McMoRan, Inc.	172,124	3,261,750

Multiline Retail 0.9%
Dollar General Corp.*	99,700	7,515,386
Kohl’s Corp.	35,920	2,810,740
Macy’s, Inc.	67,212	4,362,731

		14,688,857

Oil, Gas & Consumable Fuels 1.9%
Apache Corp.	123,348	7,441,585
Cabot Oil & Gas Corp.	137,735	4,067,314
EOG Resources, Inc.	69,430	6,366,037
Marathon Petroleum Corp.	74,736	7,652,219
Occidental Petroleum Corp.	85,937	6,273,401

		31,800,556

Pharmaceuticals 2.6%
Bristol-Myers Squibb Co.	151,420	9,766,590
Merck & Co., Inc.	292,792	16,829,684

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Pfizer, Inc.	158,385	$5,510,214
Valeant Pharmaceuticals International, Inc.*	31,200	6,196,944
Zoetis, Inc.	114,900	5,318,721

		43,622,153

Real Estate Investment Trusts (REITs) 1.2%
American Tower Corp.	161,169	15,174,061
Iron Mountain, Inc.	143,708	5,242,468

		20,416,529

Road & Rail 1.5%
Union Pacific Corp.	234,568	25,406,060

Semiconductors & Semiconductor Equipment 2.3%
Analog Devices, Inc.	76,000	4,788,000
Applied Materials, Inc.	219,000	4,940,640
ARM Holdings PLC, ADR-UK	137,700	6,788,610
Avago Technologies Ltd.	74,754	9,492,263
Broadcom Corp., Class A	163,474	7,077,607
Texas Instruments, Inc.	106,500	6,090,202

		39,177,322

Software 6.2%
Activision Blizzard, Inc.	285,850	6,495,941
Adobe Systems, Inc.*	162,200	11,993,068
Aspen Technology, Inc.*	137,148	5,278,827
Citrix Systems, Inc.*	97,393	6,220,491
Electronic Arts, Inc.*	129,202	7,599,016
Intuit, Inc.	49,595	4,808,731
Microsoft Corp.	148,844	6,051,253
Mobileye NV*	135,600	5,699,268
Oracle Corp.	497,184	21,453,490
PTC, Inc.*	63,603	2,300,520
salesforce.com, Inc.*	87,200	5,825,832
ServiceNow, Inc.*	77,700	6,121,206
SolarWinds, Inc.*	159,455	8,170,474
Splunk, Inc.*	47,200	2,794,240
Workday, Inc., Class A*	48,100	4,060,121

		104,872,478

Specialty Retail 5.4%
AutoZone, Inc.*	24,483	16,701,323
Bed Bath & Beyond, Inc.*	94,356	7,244,182
Best Buy Co., Inc.	150,939	5,703,985
Home Depot, Inc. (The)	269,725	30,643,457
Ross Stores, Inc.	79,558	8,382,231
TJX Cos., Inc. (The)	219,990	15,410,300
Ulta Salon Cosmetics & Fragrance, Inc.*	46,600	7,029,610

		91,115,088

Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc.	957,750	119,172,832
NCR Corp.*	223,271	6,588,727
Western Digital Corp.	34,562	3,145,488

		128,907,047

Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., Class B	189,273	18,989,760

Tobacco 1.5%
Lorillard, Inc.	57,769	3,775,204
Philip Morris International, Inc.	299,775	22,582,051

		26,357,255

Wireless Telecommunication Services 0.6%
SBA Communications Corp., Class A*	81,200	9,508,520

Total Common Stocks (cost $1,241,623,340)		1,675,367,548

Repurchase Agreements 0.4%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $5,329,562, collateralized by U.S. Government Agency Securities ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45; total market value $5,436,134(b)	$5,329,543	$5,329,543
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, dated 03/31/15, due 04/01/15, repurchase price $2,000,008, collateralized by U.S. Government Agency Securities ranging from 0.42% - 5.51%, maturing 02/20/24 - 02/20/65; total market value $2,040,000.(b)	2,000,000	2,000,000

Total Repurchase Agreements (cost $7,329,543)		7,329,543

Total Investments (cost $1,248,952,883)(c) — 99.1%		1,682,697,091
Other assets in excess of liabilities — 0.9%		14,461,245

NET ASSETS — 100.0%		$1,697,158,336

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $14,589,411, which was collateralized by repurchase agreements with a value of $7,329,543 and $7,730,066 of collateral in form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.50% and maturity dates ranging from 04/02/15 - 08/15/44 a total value of $15,059,609.
(b)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $7,329,543.
(c)	At March 31, 2015, the tax basis cost of the Fund’s investments was $1,250,920,182, tax unrealized appreciation and depreciation were $452,627,004 and $(20,850,095), respectively.

ADR	American Depositary Receipt
CN	China
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,675,367,548	$—	$—	$1,675,367,548
Repurchase Agreements	—	7,329,543	—	7,329,543

Total	$1,675,367,548	$7,329,543	$—	$1,682,697,091

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 98.7%

	Shares	Market Value
AUSTRALIA 0.1%

Beverages 0.1%
Treasury Wine Estates Ltd.	755,601	$2,935,822

BERMUDA 0.7%

Insurance 0.7%
Everest Re Group Ltd.	38,718	6,736,932
Validus Holdings Ltd.	176,270	7,420,967

		14,157,899

CANADA 1.1%

Media 0.3%
Quebecor, Inc., Class B	254,700	6,813,182

Oil, Gas & Consumable Fuels 0.8%
Cameco Corp.	252,100	3,513,138
Canadian Natural Resources Ltd.	349,090	10,720,554

		14,233,692

		21,046,874

FRANCE 0.3%

Trading Companies & Distributors 0.3%
Rexel SA	263,573	4,969,875

HONG KONG 0.2%

Hotels, Restaurants & Leisure 0.2%
Melco Crown Entertainment Ltd., ADR(a)	172,400	3,699,704

IRELAND 0.5%

Health Care Equipment & Supplies 0.1%
Medtronic PLC	33,340	2,600,187

Pharmaceuticals 0.4%
Endo International PLC*	72,608	6,512,937

		9,113,124

ITALY 0.3%

Gas Utilities 0.3%
Snam SpA	1,222,323	5,933,323

MACAU 0.2%

Hotels, Restaurants & Leisure 0.2%
Sands China Ltd.	873,600	3,612,541

NETHERLANDS 0.3%

Metals & Mining 0.3%
Constellium NV, Class A*	328,900	6,683,248

PANAMA 0.1%

Airlines 0.1%
Copa Holdings SA, Class A(a)	26,523	2,678,027

SINGAPORE 0.4%

Semiconductors & Semiconductor Equipment 0.4%
Avago Technologies Ltd.	64,690	8,214,336

SOUTH KOREA 0.4%

Technology Hardware, Storage & Peripherals 0.4%
Samsung Electronics Co., Ltd.	5,875	7,618,426

SWEDEN 0.4%

Household Durables 0.4%
Electrolux AB Series B	257,782	7,364,422

SWITZERLAND 0.7%

Capital Markets 0.5%
Julius Baer Group Ltd.*	203,445	10,168,966

Machinery 0.2%
Sulzer AG REG*	36,202	3,973,812

		14,142,778

UNITED KINGDOM 2.0%

Auto Components 0.2%
Delphi Automotive PLC	38,420	3,063,611

Beverages 0.2%
Diageo PLC	112,357	3,104,911

Machinery 0.1%
Pentair PLC	35,770	2,249,575

Media 0.3%
Sky PLC	429,554	6,319,593

Metals & Mining 0.3%
Rio Tinto PLC, ADR(a)	127,510	5,278,914

Pharmaceuticals 0.4%
AstraZeneca PLC, ADR	139,905	9,573,700

Tobacco 0.5%
Imperial Tobacco Group PLC	211,434	9,274,821

		38,865,125

UNITED STATES 91.0%

Aerospace & Defense 3.8%
General Dynamics Corp.	41,480	5,630,080
Honeywell International, Inc.	116,212	12,122,074
Northrop Grumman Corp.	108,341	17,438,567
Orbital ATK, Inc.	55,100	4,222,313
Precision Castparts Corp.	10,680	2,242,800
Raytheon Co.	109,269	11,937,638
United Technologies Corp.	181,670	21,291,725

		74,885,197

Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	92,595	8,976,159

Airlines 0.3%
Delta Air Lines, Inc.	102,012	4,586,460
United Continental Holdings, Inc.*	12,840	863,490

		5,449,950

Auto Components 0.6%
Johnson Controls, Inc.	156,240	7,880,746
Lear Corp.	36,850	4,083,717

		11,964,463

Automobiles 0.2%
Ford Motor Co.	238,000	3,841,320

Banks 10.1%
Bank of America Corp.	1,629,783	25,082,360
Citigroup, Inc.	753,682	38,829,697
Fifth Third Bancorp	313,390	5,907,402
JPMorgan Chase & Co.	1,005,580	60,918,035
PNC Financial Services Group, Inc. (The)	270,158	25,189,532
Regions Financial Corp.	253,320	2,393,874
Wells Fargo & Co.	773,434	42,074,809

		200,395,709

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Beverages 1.1%
Coca-Cola Enterprises, Inc.	203,011	$8,973,086
Molson Coors Brewing Co., Class B	83,204	6,194,538
PepsiCo, Inc.	73,367	7,015,353

		22,182,977

Biotechnology 0.2%
Biogen, Inc.*	8,100	3,420,144

Building Products 0.3%
Owens Corning, Inc.	117,440	5,096,896

Capital Markets 4.0%
Ameriprise Financial, Inc.	56,168	7,349,021
Goldman Sachs Group, Inc. (The)	160,172	30,107,531
Invesco Ltd.	114,865	4,558,992
Morgan Stanley	309,615	11,050,159
Northern Trust Corp.	125,840	8,764,756
Raymond James Financial, Inc.	189,400	10,754,132
TD Ameritrade Holding Corp.	185,901	6,926,671

		79,511,262

Chemicals 2.2%
Cabot Corp.	155,000	6,975,000
Celanese Corp. Series A	228,950	12,789,148
Huntsman Corp.	383,490	8,501,973
LyondellBasell Industries NV, Class A	89,790	7,883,562
Mosaic Co. (The)	135,090	6,222,245

		42,371,928

Commercial Services & Supplies 0.3%
Republic Services, Inc.	68,340	2,771,871
Tyco International PLC	63,690	2,742,491

		5,514,362

Communications Equipment 3.1%
ARRIS Group, Inc.*	418,900	12,104,116
Cisco Systems, Inc.	1,739,141	47,869,856

		59,973,972

Construction & Engineering 0.1%
Fluor Corp.	44,090	2,520,184

Construction Materials 1.0%
Martin Marietta Materials, Inc.	77,051	10,771,730
Vulcan Materials Co.	93,560	7,887,108

		18,658,838

Consumer Finance 0.7%
Capital One Financial Corp.	38,585	3,041,270
Discover Financial Services	207,278	11,680,115

		14,721,385

Containers & Packaging 0.6%
Crown Holdings, Inc.*	69,520	3,755,470
Graphic Packaging Holding Co.	287,610	4,181,849
Packaging Corp. of America	55,675	4,353,229

		12,290,548

Diversified Financial Services 2.2%
Berkshire Hathaway, Inc., Class B*	173,291	25,009,357
Leucadia National Corp.	131,944	2,941,032
Voya Financial, Inc.	350,552	15,112,297

		43,062,686

Diversified Telecommunication Services 1.2%
AT&T, Inc.	153,640	5,016,346
Frontier Communications Corp.	806,570	5,686,319
Verizon Communications, Inc.	264,900	12,882,087

		23,584,752

Electric Utilities 2.0%
American Electric Power Co., Inc.	102,840	5,784,750
Edison International	199,330	12,452,144
Exelon Corp.	351,500	11,813,915
PPL Corp.	66,560	2,240,410
Xcel Energy, Inc.	206,055	7,172,775

		39,463,994

Electrical Equipment 1.0%
Eaton Corp. PLC	167,905	11,407,466
Generac Holdings, Inc.*	156,900	7,639,461

		19,046,927

Electronic Equipment, Instruments & Components 0.1%
Keysight Technologies, Inc.*	50,615	1,880,347

Energy Equipment & Services 2.2%
Baker Hughes, Inc.	119,270	7,583,187
Halliburton Co.(a)	326,785	14,339,326
Helmerich & Payne, Inc.	57,200	3,893,604
National Oilwell Varco, Inc.	127,805	6,388,972
Schlumberger Ltd.	130,664	10,902,604

		43,107,693

Food & Staples Retailing 0.9%
CVS Health Corp.	148,021	15,277,248
Rite Aid Corp.*	258,135	2,243,193

		17,520,441

Food Products 1.4%
ConAgra Foods, Inc.	128,380	4,689,721
Ingredion, Inc.	155,855	12,128,637
Mondelez International, Inc., Class A	125,961	4,545,932
Tyson Foods, Inc., Class A	143,840	5,509,072

		26,873,362

Health Care Equipment & Supplies 0.9%
Abbott Laboratories	220,200	10,201,866
Boston Scientific Corp.*	176,444	3,131,881
Stryker Corp.	53,200	4,907,700

		18,241,447

Health Care Providers & Services 4.5%
Aetna, Inc.	138,309	14,734,058
Anthem, Inc.	61,980	9,570,332
Cardinal Health, Inc.	196,850	17,769,649
Express Scripts Holding Co.*	52,640	4,567,573
HCA Holdings, Inc.*	84,710	6,372,733
Health Net, Inc.*	61,220	3,703,198
Humana, Inc.	33,066	5,886,409
Laboratory Corp of America Holdings*	36,185	4,562,567
McKesson Corp.	20,287	4,588,919
Omnicare, Inc.	83,887	6,464,332
UnitedHealth Group, Inc.	78,037	9,230,997

		87,450,767

Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	193,702	9,266,704
Las Vegas Sands Corp.	188,500	10,375,039
Norwegian Cruise Line Holdings Ltd.*	84,100	4,542,241

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Royal Caribbean Cruises Ltd.	103,610	$8,480,479

		32,664,463

Household Durables 0.4%
D.R. Horton, Inc.	160,500	4,571,040
PulteGroup, Inc.	160,110	3,559,245

		8,130,285

Household Products 0.6%
Procter & Gamble Co. (The)	142,720	11,694,477

Independent Power and Renewable Electricity Producers 0.6%
AES Corp. (The)	492,060	6,322,971
NRG Energy, Inc.	219,950	5,540,541

		11,863,512

Industrial Conglomerates 1.4%
General Electric Co.	1,135,620	28,174,732

Information Technology Services 0.1%
Booz Allen Hamilton Holding Corp.	94,125	2,723,978

Insurance 7.0%
Allstate Corp. (The)	95,730	6,813,104
American International Group, Inc.	552,272	30,258,983
Arthur J. Gallagher & Co.	211,900	9,906,325
Hartford Financial Services Group, Inc. (The)	167,645	7,010,914
MetLife, Inc.	699,645	35,367,054
Principal Financial Group, Inc.	264,930	13,609,454
Prudential Financial, Inc.	171,914	13,806,413
Torchmark Corp.	99,509	5,465,034
Travelers Cos., Inc. (The)	58,030	6,274,784
Unum Group	255,900	8,631,507

		137,143,572

Internet & Catalog Retail 0.2%
Liberty Interactive Corp. Series A*	104,531	3,051,260

Internet Software & Services 1.3%
Google, Inc., Class A*	32,316	17,925,685
Google, Inc., Class C*	3,000	1,644,000
Yahoo!, Inc.*	125,450	5,574,371

		25,144,056

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	74,090	3,078,440
Thermo Fisher Scientific, Inc.	66,680	8,957,791

		12,036,231

Machinery 0.4%
Cummins, Inc.	58,655	8,131,929

Media 1.5%
CBS Corp. Non-Voting Shares, Class B	55,202	3,346,897
Comcast Corp., Class A	139,780	7,893,377
Interpublic Group of Cos., Inc. (The)	279,100	6,173,692
News Corp., Class A*	144,350	2,311,044
Time Warner, Inc.	52,950	4,471,098
Twenty-First Century Fox, Inc., Class A	97,324	3,293,444
Viacom, Inc., Class B	42,694	2,916,000

		30,405,552

Metals & Mining 0.8%
Reliance Steel & Aluminum Co.	254,100	15,520,428

Multiline Retail 1.4%
Dollar General Corp.*	42,461	3,200,710
Kohl’s Corp.	186,702	14,609,432
Nordstrom, Inc.	49,265	3,956,965
Target Corp.	60,460	4,961,952

		26,729,059

Multi-Utilities 0.6%
PG&E Corp.	130,650	6,933,595
Sempra Energy	38,640	4,212,533

		11,146,128

Oil, Gas & Consumable Fuels 9.1%
Anadarko Petroleum Corp.	214,495	17,762,331
Cabot Oil & Gas Corp.	136,835	4,040,738
Chevron Corp.	54,359	5,706,608
Cobalt International Energy, Inc.*	560,546	5,274,738
Diamondback Energy, Inc.*	59,233	4,551,464
EOG Resources, Inc.	43,440	3,983,014
Exxon Mobil Corp.	179,930	15,294,050
Hess Corp.	90,200	6,121,874
HollyFrontier Corp.	168,000	6,765,360
Laredo Petroleum, Inc.*(a)	500,389	6,525,073
Marathon Oil Corp.	178,268	4,654,577
Marathon Petroleum Corp.	70,570	7,225,662
Occidental Petroleum Corp.	469,713	34,289,048
Phillips 66	131,337	10,323,088
Pioneer Natural Resources Co.	56,540	9,244,855
QEP Resources, Inc.	200,585	4,182,197
Southwestern Energy Co.*	647,020	15,004,394
Valero Energy Corp.	301,122	19,157,381

		180,106,452

Pharmaceuticals 6.9%
Bristol-Myers Squibb Co.	511,207	32,972,852
Eli Lilly & Co.	136,854	9,942,443
Johnson & Johnson	67,600	6,800,560
Merck & Co., Inc.	868,243	49,906,607
Mylan NV*	140,377	8,331,375
Pfizer, Inc.	683,357	23,773,990
Zoetis, Inc.	68,535	3,172,485

		134,900,312

Real Estate Investment Trusts (REITs) 4.1%
American Tower Corp.	73,600	6,929,440
AvalonBay Communities, Inc.	55,800	9,723,149
Columbia Property Trust, Inc.	347,700	9,394,854
Equity LifeStyle Properties, Inc.	173,730	9,546,464
Federal Realty Investment Trust	32,740	4,819,655
HCP, Inc.	49,960	2,158,772
Iron Mountain, Inc.	193,400	7,055,232
Public Storage	28,570	5,632,290
Simon Property Group, Inc.	31,140	6,092,230
SL Green Realty Corp.	21,600	2,773,008
Two Harbors Investment Corp.	366,505	3,892,283
Weyerhaeuser Co.	156,815	5,198,417
WP GLIMCHER, Inc.	384,500	6,394,235

		79,610,029

Road & Rail 0.2%
Union Pacific Corp.	37,618	4,074,406

Semiconductors & Semiconductor Equipment 1.9%
Applied Materials, Inc.	488,637	11,023,651
Broadcom Corp., Class A	153,050	6,626,300

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Intel Corp.	89,260	$2,791,160
Maxim Integrated Products, Inc.	247,462	8,614,152
Texas Instruments, Inc.	157,178	8,988,224

		38,043,487

Software 1.3%
Activision Blizzard, Inc.	314,802	7,153,875
Citrix Systems, Inc.*	41,720	2,664,656
Electronic Arts, Inc.*	163,130	9,594,492
Oracle Corp.	142,775	6,160,741

		25,573,764

Specialty Retail 1.0%
AutoZone, Inc.*	10,990	7,496,938
Bed Bath & Beyond, Inc.*	19,680	1,510,932
Best Buy Co., Inc.	91,290	3,449,849
GNC Holdings, Inc., Class A(a)	160,130	7,857,580

		20,315,299

Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc.	91,435	11,377,257
EMC Corp.	494,601	12,642,002
Hewlett-Packard Co.	68,470	2,133,525

		26,152,784

Textiles, Apparel & Luxury Goods 0.4%
PVH Corp.	64,691	6,893,473

Tobacco 0.2%
Lorillard, Inc.	54,140	3,538,049

Trading Companies & Distributors 0.5%
WESCO International, Inc.*	150,015	10,484,548

		1,786,259,975

Total Common Stocks (cost $1,664,923,091)		1,937,295,499

Exchange Traded Fund 0.1%

	Shares	Market Value

UNITED STATES 0.1%
iShares Russell 1000 Value ETF(a)	22,336	2,302,395

Total Exchange Traded Fund (cost $2,299,415)		2,302,395

Repurchase Agreements 0.6%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $5,458,257, collateralized by U.S. Government Agency Securities, ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45; total market value $5,567,403.(b)	$5,458,238	5,458,238
BNP Paribas Securities Corp., 0.07%, dated 03/25/15, due 04/01/15, repurchase price $4,000,054, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 04/15/16 - 05/15/44; total market value $4,080,002.(b)	$4,000,000	$4,000,000
Goldman Sachs & Co., 0.15%, dated 03/31/15, due 04/01/15, repurchase price $3,000,013, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 8.00%, maturing 12/20/22 - 03/20/45; total market value $3,060,000.(b)	3,000,000	3,000,000

Total Repurchase Agreements (cost $12,458,238)		12,458,238

Total Investments (cost $1,679,680,744)(c) — 99.4%		1,952,056,132
Other assets in excess of liabilities — 0.6%		11,914,209

NET ASSETS — 100.0%		$1,963,970,341

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $15,756,888 which was collateralized by repurchase agreements with a value of $12,458,238 and $3,836,450 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 6.50%, and maturity dates ranging from 04/02/15-08/15/44, a total market value of $16,294,688.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

(b)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $12,458,238.
(c)	At March 31, 2015, the tax basis cost of the Fund’s investments was $1,683,307,267, tax unrealized appreciation and depreciation were $319,342,957 and $(50,594,092), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
ETF	Exchange Traded Fund
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

At March 31, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	JPMorgan Chase Bank	06/17/15	(4,940,000)	$(7,436,365)	$(7,324,154)	$112,211
British Pound	JPMorgan Chase Bank	06/17/15	(1,545,000)	(2,311,233)	(2,290,651)	20,582
Euro	JPMorgan Chase Bank	06/17/15	(16,020,000)	(16,985,366)	(17,243,630)	(258,264)
Japanese Yen	JPMorgan Chase Bank	06/17/15	(316,294,000)	(2,612,316)	(2,640,056)	(27,740)
Japanese Yen	JPMorgan Chase Bank	06/17/15	(316,294,000)	(2,610,259)	(2,640,055)	(29,796)

Total Short Contracts				$(31,955,539)	$(32,138,546)	$(183,007)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Japanese Yen	JPMorgan Chase Bank	06/17/15	632,588,001	$5,216,940	$5,280,111	$63,171

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$74,885,197	$—	$—	$74,885,197
Air Freight & Logistics	8,976,159	—	—	8,976,159
Airlines	8,127,977	—	—	8,127,977
Auto Components	15,028,074	—	—	15,028,074
Automobiles	3,841,320	—	—	3,841,320
Banks	200,395,709	—	—	200,395,709
Beverages	22,182,977	6,040,733	—	28,223,710
Biotechnology	3,420,144	—	—	3,420,144
Building Products	5,096,896	—	—	5,096,896
Capital Markets	79,511,262	10,168,966	—	89,680,228
Chemicals	42,371,928	—	—	42,371,928
Commercial Services & Supplies	5,514,362	—	—	5,514,362
Communications Equipment	59,973,972	—	—	59,973,972
Construction & Engineering	2,520,184	—	—	2,520,184
Construction Materials	18,658,838	—	—	18,658,838
Consumer Finance	14,721,385	—	—	14,721,385
Containers & Packaging	12,290,548	—	—	12,290,548
Diversified Financial Services	43,062,686	—	—	43,062,686
Diversified Telecommunication Services	23,584,752	—	—	23,584,752
Electric Utilities	39,463,994	—	—	39,463,994
Electrical Equipment	19,046,927	—	—	19,046,927
Electronic Equipment, Instruments & Components	1,880,347	—	—	1,880,347
Energy Equipment & Services	43,107,693	—	—	43,107,693
Food & Staples Retailing	17,520,441	—	—	17,520,441
Food Products	26,873,362	—	—	26,873,362
Gas Utilities	—	5,933,323	—	5,933,323
Health Care Equipment & Supplies	20,841,634	—	—	20,841,634
Health Care Providers & Services	87,450,767	—	—	87,450,767

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$36,364,167	$3,612,541	$—	$39,976,708
Household Durables	8,130,285	7,364,422	—	15,494,707
Household Products	11,694,477	—	—	11,694,477
Independent Power and Renewable Electricity
Producers	11,863,512	—	—	11,863,512
Industrial Conglomerates	28,174,732	—	—	28,174,732
Information Technology Services	2,723,978	—	—	2,723,978
Insurance	151,301,471	—	—	151,301,471
Internet & Catalog Retail	3,051,260	—	—	3,051,260
Internet Software & Services	25,144,056	—	—	25,144,056
Life Sciences Tools & Services	12,036,231	—	—	12,036,231
Machinery	10,381,504	3,973,812	—	14,355,316
Media	37,218,734	6,319,593	—	43,538,327
Metals & Mining	27,482,590	—	—	27,482,590
Multiline Retail	26,729,059	—	—	26,729,059
Multi-Utilities	11,146,128	—	—	11,146,128
Oil, Gas & Consumable Fuels	194,340,144	—	—	194,340,144
Pharmaceuticals	150,986,949	—	—	150,986,949
Real Estate Investment Trusts (REITs)	79,610,029	—	—	79,610,029
Road & Rail	4,074,406	—	—	4,074,406
Semiconductors & Semiconductor Equipment	46,257,823	—	—	46,257,823
Software	25,573,764	—	—	25,573,764
Specialty Retail	20,315,299	—	—	20,315,299
Technology Hardware, Storage & Peripherals	26,152,784	7,618,426	—	33,771,210
Textiles, Apparel & Luxury Goods	6,893,473	—	—	6,893,473
Tobacco	3,538,049	9,274,821	—	12,812,870
Trading Companies & Distributors	10,484,548	4,969,875	—	15,454,423

Total Common Stocks	$1,872,018,987	$65,276,512	$—	$1,937,295,499

Exchange Traded Fund	2,302,395	—	—	2,302,395
Forward Foreign Currency Contracts	—	195,964	—	195,964
Repurchase Agreements	—	12,458,238	—	12,458,238

Total Assets	$1,874,321,382	$77,930,714	$—	$1,952,252,096

Liabilities:
Forward Foreign Currency Contracts	—	(315,800)	—	(315,800)

Total Liabilities	$—	$(315,800)	$—	$(315,800)

Total	$1,874,321,382	$77,614,914	$—	$1,951,936,296

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2015

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$195,964

Total		$195,964

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(315,800)

Total		$315,800)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 98.5%

	Shares	Market Value
BERMUDA 0.4%

Specialty Retail 0.4%
Signet Jewelers Ltd.	27,500	$3,816,725

CANADA 0.2%

Textiles, Apparel & Luxury Goods 0.2%
lululemon athletica, Inc.*	37,500	2,400,750

CHINA 0.6%

Internet & Catalog Retail 0.6%
Vipshop Holdings Ltd., ADR*	209,900	6,179,456

INDIA 0.5%

Internet & Catalog Retail 0.5%
MakeMyTrip Ltd.*	220,916	4,851,315

IRELAND 3.4%

Biotechnology 0.4%
Alkermes PLC*	70,000	4,267,900

Building Products 0.6%
Allegion PLC	95,900	5,866,203

Pharmaceuticals 1.7%
Endo International PLC*	65,000	5,830,500
Jazz Pharmaceuticals PLC*	70,100	12,112,579

		17,943,079

Software 0.7%
Fleetmatics Group PLC*(a)	151,750	6,805,988

		34,883,170

ISRAEL 1.3%

Semiconductors & Semiconductor Equipment 0.4%
Tower Semiconductor Ltd.*(a)	217,000	3,684,660

Software 0.9%
CyberArk Software Ltd.*(a)	100,807	5,601,845
Mobileye NV*	95,800	4,026,474

		9,628,319

		13,312,979

NETHERLANDS 0.6%

Semiconductors & Semiconductor Equipment 0.6%
NXP Semiconductors NV*	60,000	6,021,600

SINGAPORE 0.9%

Semiconductors & Semiconductor Equipment 0.9%
Avago Technologies Ltd.	70,000	8,888,600

UNITED KINGDOM 0.2%

Pharmaceuticals 0.2%
GW Pharmaceuticals PLC, ADR*(a)	24,900	2,269,137

UNITED STATES 90.4%

Aerospace & Defense 1.2%
Huntington Ingalls Industries, Inc.	34,600	4,849,190
TASER International, Inc.*(a)	287,800	6,938,858

		11,788,048

Airlines 1.5%
Alaska Air Group, Inc.(a)	105,000	6,948,900
Spirit Airlines, Inc.*	101,800	7,875,248

		14,824,148

Auto Components 0.7%
Gentherm, Inc.*	141,763	7,160,449

Banks 0.5%
SVB Financial Group*	41,500	5,272,160

Beverages 0.6%
Constellation Brands, Inc., Class A*	55,000	6,391,550

Biotechnology 6.2%
ACADIA Pharmaceuticals, Inc.*	65,000	2,118,350
Achillion Pharmaceuticals, Inc.*	212,770	2,097,912
Alnylam Pharmaceuticals, Inc.*	54,292	5,669,171
AMAG Pharmaceuticals, Inc.*	123,953	6,775,271
BioMarin Pharmaceutical, Inc.*	83,048	10,349,441
Bluebird Bio, Inc.*	30,000	3,623,100
Cepheid*	130,267	7,412,192
Incyte Corp.*	52,500	4,812,150
Medivation, Inc.*	41,100	5,304,777
Novavax, Inc.*	529,079	4,375,483
Puma Biotechnology, Inc.*	27,800	6,563,858
United Therapeutics Corp.*	30,000	5,173,050

		64,274,755

Capital Markets 3.7%
Affiliated Managers Group, Inc.*	59,800	12,843,844
E*TRADE Financial Corp.*	142,500	4,069,088
Raymond James Financial, Inc.	182,700	10,373,706
SEI Investments Co.	225,100	9,924,659

		37,211,297

Chemicals 0.7%
Axalta Coating Systems Ltd.*	248,888	6,874,287

Commercial Services & Supplies 0.8%
Stericycle, Inc.*	60,000	8,425,800

Communications Equipment 1.7%
F5 Networks, Inc.*	35,000	4,022,900
Palo Alto Networks, Inc.*	92,143	13,460,249

		17,483,149

Construction Materials 0.6%
Vulcan Materials Co.	69,000	5,816,700

Containers & Packaging 0.6%
Packaging Corp. of America	83,500	6,528,865

Distributors 0.5%
LKQ Corp.*	190,000	4,856,400

Diversified Consumer Services 1.9%
Bright Horizons Family Solutions, Inc.*	135,700	6,957,339
Service Corp. International	110,000	2,865,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Diversified Consumer Services (continued)
ServiceMaster Global Holdings, Inc.*	271,988	$9,179,595

		19,002,434

Diversified Financial Services 0.4%
CBOE Holdings, Inc.	77,500	4,448,888

Electrical Equipment 1.9%
Acuity Brands, Inc.	77,300	12,998,768
AMETEK, Inc.	125,000	6,567,500

		19,566,268

Electronic Equipment, Instruments & Components 2.2%
Amphenol Corp., Class A	90,000	5,303,700
CDW Corp.	135,000	5,027,400
Cognex Corp.*	160,200	7,944,318
Zebra Technologies Corp., Class A*	47,500	4,308,963

		22,584,381

Food & Staples Retailing 0.4%
Rite Aid Corp.*	450,000	3,910,500

Food Products 1.0%
Pinnacle Foods, Inc.	100,000	4,081,000
WhiteWave Foods Co. (The)*	145,000	6,429,300

		10,510,300

Health Care Equipment & Supplies 4.6%
Alere, Inc.*	110,500	5,403,450
Align Technology, Inc.*	132,600	7,131,891
Cooper Cos., Inc. (The)	66,900	12,538,398
DexCom, Inc.*	97,071	6,051,406
IDEXX Laboratories, Inc.*	42,100	6,503,608
Teleflex, Inc.	40,000	4,833,200
Wright Medical Group, Inc.*(a)	168,400	4,344,720

		46,806,673

Health Care Providers & Services 5.2%
Acadia Healthcare Co., Inc.*	115,000	8,234,000
Community Health Systems, Inc.*	137,100	7,167,588
Envision Healthcare Holdings, Inc.*	376,693	14,446,176
Omnicare, Inc.	52,500	4,045,650
Quest Diagnostics, Inc.	57,500	4,418,875
Universal Health Services, Inc., Class B	57,500	6,768,325
VCA, Inc.*	139,600	7,652,872

		52,733,486

Health Care Technology 1.5%
athenahealth, Inc.*	44,800	5,348,672
Cerner Corp.*	110,000	8,058,600
Veeva Systems, Inc., Class A*(a)	70,000	1,787,100

		15,194,372

Hotels, Restaurants & Leisure 3.0%
Bloomin’ Brands, Inc.	127,500	3,102,075
Buffalo Wild Wings, Inc.*(a)	25,000	4,531,000
Dave & Buster’s Entertainment, Inc.*	126,200	3,844,052
Domino’s Pizza, Inc.	71,100	7,149,105
Extended Stay America, Inc.	141,271	2,759,023
Krispy Kreme Doughnuts, Inc.*	226,600	4,529,734
Norwegian Cruise Line Holdings Ltd.*	77,500	4,185,775

		30,100,764

Household Durables 1.5%
Harman International Industries, Inc.	46,800	6,253,884
Jarden Corp.*	163,500	8,649,150

		14,903,034

Independent Power and Renewable Electricity Producers 0.2%
Dynegy, Inc.*	50,000	1,571,500

Industrial Conglomerates 1.6%
Carlisle Cos., Inc.	97,000	8,985,110
Roper Industries, Inc.	45,000	7,740,000

		16,725,110

Information Technology Services 4.5%
Alliance Data Systems Corp.*	30,000	8,887,500
EPAM Systems, Inc.*	87,900	5,387,391
Euronet Worldwide, Inc.*	128,134	7,527,873
Fiserv, Inc.*	50,000	3,970,000
FleetCor Technologies, Inc.*	32,500	4,904,900
Vantiv, Inc., Class A*	198,316	7,476,513
WEX, Inc.*	67,800	7,279,008

		45,433,185

Internet & Catalog Retail 0.5%
HomeAway, Inc.*	75,000	2,262,750
Liberty Interactive Corp. Series A*	82,500	2,408,175

		4,670,925

Internet Software & Services 2.3%
Akamai Technologies, Inc.*	52,500	3,729,863
CoStar Group, Inc.*	79,762	15,779,316
Demandware, Inc.*	62,500	3,806,250

		23,315,429

Leisure Products 1.6%
Brunswick Corp.	82,200	4,229,190
Polaris Industries, Inc.	87,700	12,374,470

		16,603,660

Life Sciences Tools & Services 0.6%
Illumina, Inc.*	31,500	5,847,660

Machinery 4.1%
Allison Transmission Holdings, Inc.	187,300	5,982,362
PACCAR, Inc.	52,500	3,314,850
Pall Corp.	60,000	6,023,400

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Machinery (continued)
Proto Labs, Inc.*(a)	80,600	$5,642,000
Snap-on, Inc.	37,800	5,558,868
Wabtec Corp.	163,700	15,553,137

		42,074,617

Media 1.6%
Charter Communications, Inc., Class A*	21,000	4,055,310
Cinemark Holdings, Inc.	261,300	11,776,791

		15,832,101

Multiline Retail 1.2%
Burlington Stores, Inc.*	67,000	3,981,140
Dollar Tree, Inc.*	82,500	6,694,463
Tuesday Morning Corp.*	125,000	2,012,500

		12,688,103

Oil, Gas & Consumable Fuels 2.2%
Antero Resources Corp.*	70,000	2,472,400
Cabot Oil & Gas Corp.	80,000	2,362,400
Concho Resources, Inc.*	37,500	4,347,000
Delek US Holdings, Inc.	67,900	2,699,025
Diamondback Energy, Inc.*	108,700	8,352,508
Sanchez Energy Corp.*(a)	199,951	2,601,363

		22,834,696

Pharmaceuticals 1.2%
Akorn, Inc.*	145,000	6,888,950
Catalent, Inc.*	157,757	4,914,131

		11,803,081

Professional Services 0.7%
Nielsen NV	70,000	3,119,900
WageWorks, Inc.*	77,500	4,133,075

		7,252,975

Real Estate Management & Development 0.9%
Howard Hughes Corp. (The)*	19,353	3,000,102
Jones Lang LaSalle, Inc.	37,500	6,390,000

		9,390,102

Road & Rail 1.9%
J.B. Hunt Transport Services, Inc.	50,000	4,269,750
Old Dominion Freight Line, Inc.*	197,400	15,259,020

		19,528,770

Semiconductors & Semiconductor Equipment 3.0%
Cavium, Inc.*	72,500	5,134,450
Freescale Semiconductor Ltd.*	90,000	3,668,400
Lam Research Corp.	60,000	4,214,100
Monolithic Power Systems, Inc.	77,500	4,080,375
Qorvo, Inc.*	84,042	6,698,148
SunEdison, Inc.*	125,000	3,000,000
Veeco Instruments, Inc.*	110,919	3,388,575

		30,184,048

Software 6.1%
Activision Blizzard, Inc.	135,000	3,067,875
Electronic Arts, Inc.*	67,500	3,970,013
Fortinet, Inc.*	82,500	2,883,375
Guidewire Software, Inc.*	108,280	5,696,611
ServiceNow, Inc.*	134,775	10,617,574
Solera Holdings, Inc.	114,741	5,927,520
Splunk, Inc.*	156,900	9,288,479
Synchronoss Technologies, Inc.*	110,000	5,220,600
Tableau Software, Inc., Class A*	92,582	8,565,687
Ultimate Software Group, Inc. (The)*	20,000	3,399,100
Workday, Inc., Class A*	37,500	3,165,375

		61,802,209

Specialty Retail 6.0%
Advance Auto Parts, Inc.	33,000	4,939,770
Brown Shoe Co., Inc.	130,600	4,283,680
Lithia Motors, Inc., Class A	124,600	12,386,485
Michaels Cos., Inc. (The)*	220,523	5,967,352
O’Reilly Automotive, Inc.*	42,500	9,190,200
Restoration Hardware Holdings, Inc.*(a)	66,936	6,639,382
Ross Stores, Inc.	60,000	6,321,600
Tractor Supply Co.	77,500	6,592,150
Williams-Sonoma, Inc.	75,000	5,978,250

		62,298,869

Textiles, Apparel & Luxury Goods 4.8%
Carter’s, Inc.	145,600	13,463,632
Columbia Sportswear Co.	106,362	6,477,446
Hanesbrands, Inc.	240,000	8,042,400
Kate Spade & Co.*	208,800	6,971,832
Under Armour, Inc., Class A*	169,100	13,654,825

		48,610,135

Trading Companies & Distributors 0.4%
United Rentals, Inc.*	40,000	3,646,400

Wireless Telecommunication Services 2.1%
SBA Communications Corp.,
Class A*	141,329	16,549,626
T-Mobile US, Inc.*	152,500	4,832,725

		21,382,351

		920,164,634

Total Common Stocks (cost $747,996,293)		1,002,788,366

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Repurchase Agreements 3.0%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $5,674,631, collateralized by U.S. Government Agency Securities, ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45; total market value $5,788,102.(b)	$5,674,610	$5,674,610
BNP Paribas Securities Corp., 0.07%, dated 03/25/15, due 04/01/15, repurchase price $10,000,136, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 04/15/16 - 05/15/44; total market value $10,200,004.(b)	10,000,000	10,000,000
Goldman Sachs & Co., 0.15%, dated 03/31/15, due 04/01/15, repurchase price $10,000,042, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 8.00%, maturing 12/20/22 - 03/20/45; total market value $10,200,000.(b)	10,000,000	10,000,000
Morgan Stanley & Co., Inc., 0.12%, dated 03/31/15, due 04/01/15, repurchase price $5,000,017, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 10.50%, maturing 11/20/15 - 02/20/45; total market value $5,100,000.(b)	5,000,000	5,000,000

Total Repurchase Agreements (cost $30,674,610)		30,674,610

Total Investments (cost $778,670,903)(c) — 101.5%		1,033,462,976
Liabilities in excess of other assets — (1.5)%		(15,167,454)

NET ASSETS — 100.0%		$1,018,295,522

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $30,579,905, which was collateralized by repurchase agreements with a value of $30,674,610 and $658,850 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.88% - 4.13%, and maturity dates ranging from 05/15/15 - 02/15/15, a total value of $31,333,460.
(b)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $30,674,610.
(c)	At March 31, 2015, the tax basis cost of the Fund’s investments was $779,959,021, tax unrealized appreciation and depreciation were $268,352,956 and $(14,849,001), respectively.

ADR	American Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,002,788,366	$—	$—	$1,002,788,366
Repurchase Agreements	—	30,674,610	—	30,674,610

Total	$1,002,788,366	$30,674,610	$—	$1,033,462,976

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 97.4%

	Shares	Market Value
Aerospace & Defense 2.3%
Exelis, Inc.	169,067	$4,120,163
Huntington Ingalls Industries, Inc.	42,649	5,977,257
Textron, Inc.	28,691	1,271,872
TransDigm Group, Inc.	71,100	15,550,992

		26,920,284

Airlines 0.4%
Copa Holdings SA, Class A(a)	45,700	4,614,329

Auto Components 2.2%
Dana Holding Corp.	684,800	14,490,368
Delphi Automotive PLC	141,400	11,275,236

		25,765,604

Automobiles 0.3%
Honda Motor Co., Ltd., ADR-JP	51,586	1,689,958
Thor Industries, Inc.	25,230	1,594,788

		3,284,746

Banks 6.6%
Bank of Hawaii Corp.	35,290	2,160,101
BB&T Corp.	40,425	1,576,171
BOK Financial Corp.	29,744	1,820,928
CIT Group, Inc.	441,500	19,920,480
Comerica, Inc.	46,688	2,107,029
Commerce Bancshares, Inc.	92,046	3,895,387
Cullen/Frost Bankers, Inc.	26,028	1,798,014
Fifth Third Bancorp	448,843	8,460,691
First Republic Bank	85,000	4,852,650
M&T Bank Corp.	134,087	17,029,049
PNC Financial Services Group, Inc. (The)	40,353	3,762,514
SunTrust Banks, Inc.	55,217	2,268,866
TCF Financial Corp.	257,121	4,041,942
Westamerica Bancorporation(a)	55,111	2,381,346

		76,075,168

Capital Markets 1.6%
Franklin Resources, Inc.	37,687	1,934,097
LPL Financial Holdings, Inc.	72,943	3,199,280
Northern Trust Corp.	137,057	9,546,020
State Street Corp.	28,415	2,089,355
T. Rowe Price Group, Inc.	20,502	1,660,252

		18,429,004

Chemicals 1.9%
Ashland, Inc.	150,300	19,134,693
Mosaic Co. (The)	56,267	2,591,658

		21,726,351

Commercial Services & Supplies 3.2%
ADT Corp. (The)	228,955	9,506,212
Clean Harbors, Inc.*	45,959	2,609,552
Republic Services, Inc.	350,913	14,233,031
Steelcase, Inc., Class A	384,100	7,274,854
Tyco International PLC	79,699	3,431,839

		37,055,488

Communications Equipment 1.0%
ARRIS Group, Inc.*	131,100	3,788,135
EchoStar Corp., Class A*	113,643	5,877,616
Harris Corp.	24,391	1,921,035

		11,586,786

Consumer Finance 0.3%
Navient Corp.	163,900	3,332,087

Containers & Packaging 3.0%
Bemis Co., Inc.	152,134	7,045,326
Owens-Illinois, Inc.*	458,300	10,687,556
Rexam PLC, ADR-UK	177,999	7,632,597
Sonoco Products Co.	199,233	9,057,132

		34,422,611

Diversified Consumer Services 0.6%
H&R Block, Inc.	205,500	6,590,385

Diversified Telecommunication Services 0.2%
CenturyLink, Inc.	81,468	2,814,719

Electric Utilities 5.3%
Edison International	61,746	3,857,272
Great Plains Energy, Inc.	451,590	12,048,421
OGE Energy Corp.	40,083	1,267,024
Pinnacle West Capital Corp.	205,700	13,113,375
PPL Corp.	383,100	12,895,146
Westar Energy, Inc.	266,379	10,324,850
Xcel Energy, Inc.	219,111	7,627,254

		61,133,342

Electrical Equipment 1.2%
Babcock & Wilcox Co. (The)	283,000	9,081,470
Emerson Electric Co.	85,430	4,837,047

		13,918,517

Electronic Equipment, Instruments & Components 1.6%
CDW Corp.	71,700	2,670,108
Keysight Technologies, Inc.*	349,857	12,997,188
TE Connectivity Ltd.	35,278	2,526,610

		18,193,906

Energy Equipment & Services 1.3%
Cameron International Corp.*	55,332	2,496,580
Helmerich & Payne, Inc.	18,022	1,226,757
Nabors Industries Ltd.	219,100	2,990,715
SEACOR Holdings, Inc.*	114,200	7,956,314

		14,670,366

Food & Staples Retailing 0.8%
Sysco Corp.	256,247	9,668,199

Food Products 3.0%
Campbell Soup Co.	45,176	2,102,943

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food Products (continued)
ConAgra Foods, Inc.	284,740	$10,401,552
Danone SA	13,402	903,400
General Mills, Inc.	59,177	3,349,418
J.M. Smucker Co. (The)	24,934	2,885,612
Kellogg Co.	146,908	9,688,583
McCormick & Co., Inc., Non-Voting Shares	26,600	2,051,126
Mondelez International, Inc., Class A	90,878	3,279,787

		34,662,421

Gas Utilities 1.0%
Atmos Energy Corp.	53,177	2,940,688
Laclede Group, Inc. (The)	78,474	4,019,438
UGI Corp.	138,600	4,516,974

		11,477,100

Health Care Equipment & Supplies 0.9%
Becton, Dickinson and Co.	11,354	1,630,327
Boston Scientific Corp.*	123,098	2,184,989
Stryker Corp.	30,156	2,781,891
Zimmer Holdings, Inc.	27,917	3,280,806

		9,878,013

Health Care Providers & Services 4.8%
Cardinal Health, Inc.	63,510	5,733,048
Catamaran Corp.*	112,200	6,680,388
Cigna Corp.	22,116	2,862,695
Community Health Systems, Inc.*	51,500	2,692,420
Express Scripts Holding Co.*	9,822	852,255
Humana, Inc.	14,522	2,585,206
Laboratory Corp of America Holdings*	44,200	5,573,178
LifePoint Hospitals, Inc.*	74,078	5,441,029
MEDNAX, Inc.*	49,600	3,596,496
Quest Diagnostics, Inc.	57,086	4,387,059
Universal Health Services, Inc., Class B	128,000	15,066,880

		55,470,654

Hotels, Restaurants & Leisure 3.5%
Carnival Corp.	68,040	3,255,034
Darden Restaurants, Inc.	238,000	16,502,920
Royal Caribbean Cruises Ltd.	59,600	4,878,260
Wyndham Worldwide Corp.	174,000	15,741,780

		40,377,994

Household Durables 1.3%
D.R. Horton, Inc.	376,300	10,717,024
PulteGroup, Inc.	75,631	1,681,277
Toll Brothers, Inc.*	62,101	2,443,053

		14,841,354

Industrial Conglomerates 0.4%
Koninklijke Philips NV	146,921	4,168,144

Information Technology Services 4.6%
Amdocs Ltd.	119,800	6,517,120
Computer Sciences Corp.	373,500	24,382,080
Convergys Corp.	240,069	5,490,378
DST Systems, Inc.	34,100	3,775,211
Fidelity National Information Services, Inc.	25,900	1,762,754
Total System Services, Inc.	163,800	6,248,970
Western Union Co. (The)	270,300	5,624,943

		53,801,456

Insurance 12.1%
ACE Ltd.	26,371	2,940,103
Aflac, Inc.	23,160	1,482,472
Alleghany Corp.*	16,600	8,084,200
Allstate Corp. (The)	389,204	27,699,649
Arthur J. Gallagher & Co.	20,856	975,018
Assured Guaranty Ltd.	173,300	4,573,387
Brown & Brown, Inc.	63,784	2,111,888
Chubb Corp. (The)	18,484	1,868,732
Endurance Specialty Holdings Ltd.	145,000	8,865,300
Fairfax Financial Holdings Ltd.	15,500	8,658,455
FNF Group	260,900	9,590,684
HCC Insurance Holdings, Inc.	337,347	19,117,454
Lincoln National Corp.	322,346	18,522,001
Loews Corp.	184,700	7,541,301
MetLife, Inc.	27,333	1,381,683
Progressive Corp. (The)	274,500	7,466,400
Reinsurance Group of America, Inc.	35,427	3,301,442
Torchmark Corp.	24,585	1,350,208
Travelers Cos., Inc. (The)	15,620	1,688,991
Unum Group	78,571	2,650,200

		139,869,568

Internet Software & Services 0.7%
Equinix, Inc.	24,210	5,637,299
IAC/InterActiveCorp.	31,500	2,125,305

		7,762,604

Leisure Products 1.8%
Brunswick Corp.	368,400	18,954,180
Mattel, Inc.	106,238	2,427,538

		21,381,718

Life Sciences Tools & Services 0.8%
Bio-Rad Laboratories, Inc., Class A*	69,926	9,452,597

Machinery 1.3%
Dover Corp.	134,010	9,262,771
Oshkosh Corp.	95,430	4,656,030
Pentair PLC	21,379	1,344,525

		15,263,326

Media 3.2%
AMC Networks, Inc., Class A*	84,800	6,499,072
Cablevision Systems Corp., Class A	344,000	6,295,200
Discovery Communications, Inc., Class C*	93,900	2,767,702
Liberty Media Corp., Series C*	163,900	6,260,980
Markit Ltd.*	70,211	1,888,676
News Corp., Class B*	228,800	3,631,056
Shaw Communications, Inc., Class B	363,100	8,144,333

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Time Warner Cable, Inc.	12,984	$1,946,042

		37,433,061

Metals & Mining 0.3%
Newmont Mining Corp.	50,995	1,107,102
Nucor Corp.	54,040	2,568,521

		3,675,623

Multiline Retail 1.6%
Nordstrom, Inc.	209,300	16,810,976
Target Corp.	26,704	2,191,597

		19,002,573

Multi-Utilities 3.5%
Alliant Energy Corp.	87,900	5,537,700
CMS Energy Corp.	266,600	9,307,006
Consolidated Edison, Inc.	16,141	984,601
NorthWestern Corp.	23,830	1,281,816
PG&E Corp.	280,074	14,863,527
Wisconsin Energy Corp.	181,000	8,959,500

		40,934,150

Oil, Gas & Consumable Fuels 3.4%
Apache Corp.	26,781	1,615,698
Devon Energy Corp.	56,234	3,391,472
Energen Corp.	52,700	3,478,200
Imperial Oil Ltd.	179,263	7,154,668
Marathon Petroleum Corp.	18,300	1,873,737
Murphy Oil Corp.	164,800	7,679,680
Noble Energy, Inc.	46,812	2,289,107
Occidental Petroleum Corp.	38,823	2,834,079
QEP Resources, Inc.	266,100	5,548,185
Southwestern Energy Co.*	17,600	408,144
Valero Energy Corp.	58,000	3,689,960

		39,962,930

Pharmaceuticals 0.1%
Hospira, Inc.*	17,435	1,531,490

Real Estate Investment Trusts (REITs) 6.1%
Annaly Capital Management, Inc.	1,258,105	13,084,292
AvalonBay Communities, Inc.	54,100	9,426,925
Boston Properties, Inc.	13,675	1,921,064
CBL & Associates Properties, Inc.	483,500	9,573,300
Corrections Corp. of America	103,868	4,181,726
Duke Realty Corp.	493,300	10,739,141
Empire State Realty Trust, Inc., Class A	77,991	1,467,011
EPR Properties	84,300	5,060,529
Host Hotels & Resorts, Inc.	79,795	1,610,263
MFA Financial, Inc.	835,400	6,566,244
Piedmont Office Realty Trust, Inc., Class A	195,753	3,642,963
Weyerhaeuser Co.	85,579	2,836,944

		70,110,402

Road & Rail 1.7%
Heartland Express, Inc.	77,731	1,846,889
Werner Enterprises, Inc.	571,067	17,937,214

		19,784,103

Semiconductors & Semiconductor Equipment 2.3%
Applied Materials, Inc.	128,779	2,905,254
Broadcom Corp., Class A	77,154	3,340,382
Lam Research Corp.	48,451	3,402,956
Maxim Integrated Products, Inc.	48,369	1,683,725
Microchip Technology, Inc.(a)	63,017	3,081,531
Micron Technology, Inc.*	172,358	4,676,073
NVIDIA Corp.	171,600	3,590,730
Teradyne, Inc.	185,003	3,487,307

		26,167,958

Software 0.8%
CA, Inc.	143,900	4,692,579
Citrix Systems, Inc.*	44,400	2,835,828
Synopsys, Inc.*	46,200	2,139,984

		9,668,391

Specialty Retail 1.0%
Abercrombie & Fitch Co., Class A	172,400	3,799,696
Bed Bath & Beyond, Inc.*	51,222	3,932,569
Best Buy Co., Inc.	29,300	1,107,247
CST Brands, Inc.	25,034	1,097,240
Lowe’s Cos., Inc.	29,780	2,215,334

		12,152,086

Technology Hardware, Storage & Peripherals 1.6%
NetApp, Inc.	200,300	7,102,638
SanDisk Corp.	41,263	2,625,152
Western Digital Corp.	96,719	8,802,396

		18,530,186

Textiles, Apparel & Luxury Goods 0.5%
Fossil Group, Inc.*	43,700	3,603,065
Ralph Lauren Corp.	14,631	1,923,977

		5,527,042

Thrifts & Mortgage Finance 0.4%
Capitol Federal Financial, Inc.	46,596	582,450
Ocwen Financial Corp.*	300,500	2,479,125
People’s United Financial, Inc.	103,128	1,567,546

		4,629,121

Trading Companies & Distributors 0.1%
Beacon Roofing Supply, Inc.*	28,066	878,466

Water Utilities 0.7%
American Water Works Co., Inc.	152,300	8,256,183

Wireless Telecommunication Services 0.1%
Rogers Communications, Inc., Class B	48,357	1,618,836

Total Common Stocks (cost $1,000,479,110)		1,128,471,442

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Exchange Traded Fund 0.9%

	Shares	Market Value
Equity 0.9%
iShares Russell Mid-Cap Value ETF(a)	134,774	$10,143,091

Total Exchange Traded Fund (cost $9,851,818)		10,143,091

Repurchase Agreements 0.7%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $2,014,690, collateralized by U.S. Government Agency Securities ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45; total market value $2,045,976.(b)	$2,014,683	$2,014,683
BNP Paribas Securities Corp., 0.07%, dated 03/25/15, due 04/01/15, repurchase price $3,000,041, collateralized by U.S. Government Treasury Securities ranging from 0.00% - 2.50%, maturing 04/15/16 - 05/15/44; total market value $3,060,001.(b)	3,000,000	3,000,000
Goldman Sachs & Co., 0.15%, dated 03/31/15, due 04/01/15, repurchase price $3,000,013, collateralized by U.S. Government Agency Securities ranging from 1.63% - 8.00%, maturing 12/20/22 - 03/20/45; total market value $3,060,000.(b)	3,000,000	3,000,000

Total Repurchase Agreements (cost $8,014,683)		8,014,683

Total Investments (cost $1,018,345,611)(c) — 99.0%		1,146,629,216
Other assets in excess of liabilities — 1.0%		11,815,016

NET ASSETS — 100.0%		$1,158,444,232

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $7,739,152.
(b)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $8,014,683.
(c)	At March 31, 2015, the tax basis cost of the Fund’s investments was $1,029,032,604, tax unrealized appreciation and depreciation were $147,059,273 and $(29,462,661), respectively.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
JP	Japan
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

At March 31, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	JPMorgan Chase Bank	04/30/15	(9,519,546)	$(7,627,475)	$(7,513,569)	$113,906
Euro	UBS AG	04/30/15	(4,043,704)	(4,397,851)	(4,349,668)	48,183
Japanese Yen	Credit Suisse International	04/30/15	(114,330,452)	(960,300)	(953,696)	6,604
Japanese Yen	Credit Suisse International	04/30/15	(4,263,523)	(35,570)	(35,565)	5
Japanese Yen	Credit Suisse International	04/30/15	(4,525,272)	(37,743)	(37,748)	(5)

Total Short Contracts				$(13,058,939)	$(12,890,246)	$168,693

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$26,920,284	$—	$—	$26,920,284
Airlines	4,614,329	—	—	4,614,329
Auto Components	25,765,604	—	—	25,765,604
Automobiles	3,284,746	—	—	3,284,746
Banks	76,075,168	—	—	76,075,168
Capital Markets	18,429,004	—	—	18,429,004
Chemicals	21,726,351	—	—	21,726,351
Commercial Services & Supplies	37,055,488	—	—	37,055,488
Communications Equipment	11,586,786	—	—	11,586,786
Consumer Finance	3,332,087	—	—	3,332,087
Containers & Packaging	34,422,611	—	—	34,422,611
Diversified Consumer Services	6,590,385	—	—	6,590,385
Diversified Telecommunication Services	2,814,719	—	—	2,814,719
Electric Utilities	61,133,342	—	—	61,133,342
Electrical Equipment	13,918,517	—	—	13,918,517
Electronic Equipment, Instruments & Components	18,193,906	—	—	18,193,906
Energy Equipment & Services	14,670,366	—	—	14,670,366
Food & Staples Retailing	9,668,199	—	—	9,668,199
Food Products	33,759,021	903,400	—	34,662,421
Gas Utilities	11,477,100	—	—	11,477,100
Health Care Equipment & Supplies	9,878,013	—	—	9,878,013

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Providers & Services	$55,470,654	$—	$—	$55,470,654
Hotels, Restaurants & Leisure	40,377,994	—	—	40,377,994
Household Durables	14,841,354	—	—	14,841,354
Industrial Conglomerates	—	4,168,144	—	4,168,144
Information Technology Services	53,801,456	—	—	53,801,456
Insurance	139,869,568	—	—	139,869,568
Internet Software & Services	7,762,604	—	—	7,762,604
Leisure Products	21,381,718	—	—	21,381,718
Life Sciences Tools & Services	9,452,597	—	—	9,452,597
Machinery	15,263,326	—	—	15,263,326
Media	37,433,061	—	—	37,433,061
Metals & Mining	3,675,623	—	—	3,675,623
Multiline Retail	19,002,573	—	—	19,002,573
Multi-Utilities	40,934,150	—	—	40,934,150
Oil, Gas & Consumable Fuels	39,962,930	—	—	39,962,930
Pharmaceuticals	1,531,490	—	—	1,531,490
Real Estate Investment Trusts (REITs)	70,110,402	—	—	70,110,402
Road & Rail	19,784,103	—	—	19,784,103
Semiconductors & Semiconductor Equipment	26,167,958	—	—	26,167,958
Software	9,668,391	—	—	9,668,391
Specialty Retail	12,152,086	—	—	12,152,086
Technology Hardware, Storage & Peripherals	18,530,186	—	—	18,530,186
Textiles, Apparel & Luxury Goods	5,527,042	—	—	5,527,042
Thrifts & Mortgage Finance	4,629,121	—	—	4,629,121
Trading Companies & Distributors	878,466	—	—	878,466
Water Utilities	8,256,183	—	—	8,256,183
Wireless Telecommunication Services	1,618,836	—	—	1,618,836

Total Common Stocks	$1,123,399,898	$5,071,544	$—	$1,128,471,442

Exchange Traded Fund	10,143,091	—	—	10,143,091
Forward Foreign Currency Contracts	—	168,698	—	168,698
Repurchase Agreements	—	8,014,683	—	8,014,683

Total Assets	$1,133,542,989	$13,254,925	$—	$1,146,797,914

Liabilities:
Forward Foreign Currency Contracts	—	(5)	—	(5)

Total Liabilities	$—	$(5)	$—	$(5)

Total	$1,133,542,989	$13,254,920	$—	$1,146,797,909

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2015

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	168,698

Total		$168,698

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(5)

Total		$(5)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 96.0%

	Shares	Market Value
Aerospace & Defense 2.2%
Astronics Corp.*	15,603	$1,149,941
Curtiss-Wright Corp.	10,540	779,328
Esterline Technologies Corp.*	6,025	689,381
HEICO Corp., Class A	20,210	1,001,203
Moog, Inc., Class A*	13,500	1,013,175
Teledyne Technologies, Inc.*	8,270	882,657

		5,515,685

Airlines 0.9%
Allegiant Travel Co.	11,101	2,134,611

Auto Components 0.8%
Dana Holding Corp.	33,557	710,066
Tenneco, Inc.*	21,955	1,260,656

		1,970,722

Banks 3.0%
Bank of the Ozarks, Inc.	24,530	905,893
First Merchants Corp.	36,870	867,920
Flushing Financial Corp.	18,735	376,011
Great Western Bancorp, Inc.	18,350	403,884
PrivateBancorp, Inc.	28,720	1,010,082
Sandy Spring Bancorp, Inc.	14,095	369,712
Signature Bank*	10,500	1,360,590
Western Alliance Bancorp*	48,770	1,445,543
Wintrust Financial Corp.	15,315	730,219

		7,469,854

Beverages 0.4%
Boston Beer Co., Inc. (The), Class A*	4,050	1,082,970

Biotechnology 6.7%
Achillion Pharmaceuticals, Inc.*	47,780	471,111
Acorda Therapeutics, Inc.*	25,825	859,456
Agios Pharmaceuticals, Inc.*	6,414	604,840
Alkermes PLC*	17,415	1,061,793
Alnylam Pharmaceuticals, Inc.*	7,632	796,933
Anacor Pharmaceuticals, Inc.*	14,870	860,230
Avalanche Biotechnologies, Inc.*	7,800	316,056
BioCryst Pharmaceuticals, Inc.*	38,079	343,853
Bluebird Bio, Inc.*	7,130	861,090
Celldex Therapeutics, Inc.*	19,250	536,497
Cepheid*	14,350	816,515
Five Prime Therapeutics, Inc.*	20,190	461,342
GlycoMimetics, Inc.*	21,955	182,666
Ironwood Pharmaceuticals, Inc.*	40,846	653,536
Juno Therapeutics, Inc.*	2,090	126,779
KYTHERA Biopharmaceuticals, Inc.*	11,900	596,785
Neurocrine Biosciences, Inc.*	7,620	302,590
Otonomy, Inc.*	13,520	478,067
Portola Pharmaceuticals, Inc.*	20,960	795,642
PTC Therapeutics, Inc.*	25,640	1,560,194
Puma Biotechnology, Inc.*	4,355	1,028,259
Receptos, Inc.*	2,480	408,927
TESARO, Inc.*(a)	15,650	898,310
Ultragenyx Pharmaceutical, Inc.*	26,000	1,614,340

		16,635,811

Building Products 2.6%
A.O. Smith Corp.	44,860	2,945,508
AAON, Inc.	29,480	723,144
Lennox International, Inc.	24,455	2,731,379

		6,400,031

Capital Markets 1.2%
Evercore Partners, Inc., Class A	14,690	758,885
HFF, Inc., Class A	42,493	1,595,187
Piper Jaffray Cos.*	10,510	551,355

		2,905,427

Chemicals 1.0%
Cabot Corp.	14,040	631,800
OMNOVA Solutions, Inc.*	73,940	630,708
Orion Engineered Carbons SA	11,100	199,800
PolyOne Corp.	30,425	1,136,374

		2,598,682

Commercial Services & Supplies 1.2%
Deluxe Corp.	16,720	1,158,362
Mobile Mini, Inc.	39,730	1,694,087

		2,852,449

Communications Equipment 0.5%
Ciena Corp.*	24,690	476,764
Sonus Networks, Inc.*	32,089	252,861
Ubiquiti Networks, Inc.(a)	15,155	447,830

		1,177,455

Construction Materials 0.8%
Caesarstone Sdot-Yam Ltd.	13,920	845,083
Headwaters, Inc.*	68,183	1,250,476

		2,095,559

Containers & Packaging 1.4%
Berry Plastics Group, Inc.*	30,290	1,096,195
Graphic Packaging Holding Co.	107,535	1,563,559
Silgan Holdings, Inc.	15,545	903,631

		3,563,385

Distributors 0.4%
Core-Mark Holding Co., Inc.	17,103	1,100,065

Diversified Consumer Services 0.7%
Bright Horizons Family Solutions, Inc.*	33,315	1,708,060

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Diversified Financial Services 0.4%
MarketAxess Holdings, Inc.	12,670	$1,050,343

Electrical Equipment 0.8%
AZZ, Inc.	15,729	732,814
Generac Holdings, Inc.*	25,280	1,230,883

		1,963,697

Electronic Equipment, Instruments & Components 1.5%
CDW Corp.	22,060	821,514
Cognex Corp.*	18,050	895,099
FEI Co.	6,250	477,125
IPG Photonics Corp.*	7,700	713,790
Methode Electronics, Inc.	15,290	719,242

		3,626,770

Energy Equipment & Services 0.3%
Forum Energy Technologies, Inc.*	17,874	350,330
Patterson-UTI Energy, Inc.	15,400	289,135

		639,465

Food & Staples Retailing 1.6%
Casey’s General Stores, Inc.	18,425	1,660,093
Diplomat Pharmacy, Inc.*	15,440	533,915
Natural Grocers by Vitamin Cottage, Inc.*(a)	26,952	744,145
PriceSmart, Inc.	12,391	1,052,987

		3,991,140

Food Products 1.6%
Hain Celestial Group, Inc. (The)*	21,470	1,375,153
J&J Snack Foods Corp.(a)	6,784	723,853
Post Holdings, Inc.*	12,440	582,690
TreeHouse Foods, Inc.*	15,140	1,287,203

		3,968,899

Health Care Equipment & Supplies 6.5%
Atrion Corp.	2,115	730,754
Cantel Medical Corp.	19,200	912,000
Cardiovascular Systems, Inc.*	20,830	813,203
Cyberonics, Inc.*	11,265	731,324
DexCom, Inc.*	59,863	3,731,859
Globus Medical, Inc., Class A*	49,520	1,249,885
HeartWare International, Inc.*	5,445	477,908
ICU Medical, Inc.*	10,360	964,930
Inogen, Inc.*	11,030	352,850
K2M Group Holdings, Inc.*	27,470	605,713
NuVasive, Inc.*	6,570	302,154
NxStage Medical, Inc.*	34,700	600,310
Spectranetics Corp. (The)*	56,360	1,959,073
STERIS Corp.	14,140	993,618
Vascular Solutions, Inc.*	31,340	950,229
West Pharmaceutical Services, Inc.	11,370	684,588

		16,060,398

Health Care Providers & Services 6.2%
Acadia Healthcare Co., Inc.*	43,610	3,122,476
Centene Corp.*	30,040	2,123,527
CorVel Corp.*	437	15,037
ExamWorks Group, Inc.*	23,030	958,509
HealthEquity, Inc.*	17,290	432,077
HealthSouth Corp.	32,565	1,444,583
LifePoint Hospitals, Inc.*	12,515	919,227
Team Health Holdings, Inc.*	47,680	2,789,757
U.S. Physical Therapy, Inc.	21,305	1,011,987
VCA, Inc.*	28,380	1,555,792
WellCare Health Plans, Inc.*	10,980	1,004,231

		15,377,203

Health Care Technology 0.9%
Omnicell, Inc.*	48,180	1,691,118
Veeva Systems, Inc., Class A*(a)	22,530	575,191

		2,266,309

Hotels, Restaurants & Leisure 6.0%
Bloomin’ Brands, Inc.	49,322	1,200,004
Brinker International, Inc.	12,351	760,328
Buffalo Wild Wings, Inc.*	14,141	2,562,915
Dave & Buster’s Entertainment, Inc.*	18,900	575,694
Del Frisco’s Restaurant Group, Inc.*	33,515	675,327
Fiesta Restaurant Group, Inc.*	22,320	1,361,520
Ignite Restaurant Group, Inc.*	19,385	94,017
Jack in the Box, Inc.	20,630	1,978,830
La Quinta Holdings, Inc.*	48,910	1,158,189
Marriott Vacations Worldwide Corp.	13,610	1,103,091
Papa John’s International, Inc.	14,630	904,280
Popeyes Louisiana Kitchen, Inc.*	25,490	1,524,812
Zoe’s Kitchen, Inc.*	25,050	833,914

		14,732,921

Household Durables 0.2%
Taylor Morrison Home Corp., Class A*	24,800	517,080

Information Technology Services 2.2%
CACI International, Inc., Class A*	9,130	820,970
Cass Information Systems, Inc.(a)	15,880	891,503
ExlService Holdings, Inc.*	30,685	1,141,482
Heartland Payment Systems, Inc.	24,635	1,154,150
WEX, Inc.*	12,604	1,353,165

		5,361,270

Insurance 0.6%
AMERISAFE, Inc.	22,270	1,029,988
James River Group Holdings Ltd.	22,040	518,601

		1,548,589

Internet & Catalog Retail 1.3%
HSN, Inc.	33,490	2,285,023
Wayfair, Inc., Class A*(a)	20,630	662,635
zulily, Inc., Class A*	20,730	269,283

		3,216,941

Internet Software & Services 4.6%
Carbonite, Inc.*	5,229	74,775
comScore, Inc.*	22,430	1,148,416
CoStar Group, Inc.*	11,800	2,334,394
Demandware, Inc.*	17,540	1,068,186

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
Envestnet, Inc.*	16,460	$923,077
Everyday Health, Inc.*	43,938	565,042
Five9, Inc.*(a)	79,412	441,531
GrubHub, Inc.*	26,500	1,202,835
j2 Global, Inc.	17,435	1,145,131
Marketo, Inc.*	17,830	456,804
Q2 Holdings, Inc.*	19,320	408,425
Shutterstock, Inc.*	10,310	707,988
WebMD Health Corp.*	17,685	775,222

		11,251,826

Leisure Products 0.3%
Arctic Cat, Inc.	18,790	682,453

Life Sciences Tools & Services 1.1%
ICON PLC*	20,090	1,416,948
PAREXEL International Corp.*	17,585	1,213,189

		2,630,137

Machinery 2.6%
Altra Industrial Motion Corp.	25,541	705,953
Middleby Corp. (The)*	23,530	2,415,354
Toro Co. (The)	13,475	944,867
Wabtec Corp.	25,280	2,401,853

		6,468,027

Multiline Retail 0.8%
Burlington Stores, Inc.*	32,800	1,948,976

Oil, Gas & Consumable Fuels 1.8%
Diamondback Energy, Inc.*	24,940	1,916,389
Jones Energy, Inc., Class A*	22,065	198,144
Matador Resources Co.*	15,030	329,457
PBF Energy, Inc., Class A	15,160	514,227
PDC Energy, Inc.*	5,520	298,301
Rosetta Resources, Inc.*	23,080	392,822
RSP Permian, Inc.*	32,930	829,507

		4,478,847

Pharmaceuticals 1.9%
Aerie Pharmaceuticals, Inc.*	22,530	706,090
Akorn, Inc.*	27,360	1,299,874
Medicines Co. (The)*	29,360	822,667
Pacira Pharmaceuticals, Inc.*	4,860	431,811
Prestige Brands Holdings, Inc.*	25,855	1,108,921
XenoPort, Inc.*	49,930	355,502

		4,724,865

Professional Services 1.8%
Exponent, Inc.	12,560	1,116,584
GP Strategies Corp.*	24,585	909,645
On Assignment, Inc.*	24,980	958,482
Paylocity Holding Corp.*(a)	36,520	1,045,933
WageWorks, Inc.*	8,000	426,640

		4,457,284

Real Estate Investment Trusts (REITs) 1.2%
CoreSite Realty Corp.	17,945	873,563
Pebblebrook Hotel Trust	12,847	598,285
Ramco-Gershenson Properties Trust	25,580	475,788
Sunstone Hotel Investors, Inc.	57,157	952,807

		2,900,443

Real Estate Management & Development 0.1%
Marcus & Millichap, Inc.*	9,040	338,819

Road & Rail 2.1%
Celadon Group, Inc.	26,586	723,671
Knight Transportation, Inc.	36,980	1,192,605
Marten Transport Ltd.	20,972	486,551
Old Dominion Freight Line, Inc.*	17,130	1,324,149
Saia, Inc.*	10,010	443,443
Swift Transportation Co.*	36,516	950,146

		5,120,565

Semiconductors & Semiconductor Equipment 5.1%
Ambarella, Inc.*	12,080	914,577
Cavium, Inc.*	34,600	2,450,372
Cypress Semiconductor Corp.*	72,397	1,021,519
M/A-COM Technology Solutions Holdings, Inc.*	23,690	882,690
Microsemi Corp.*	8,550	302,670
MKS Instruments, Inc.	7,320	247,489
Monolithic Power Systems, Inc.	47,880	2,520,882
Nanometrics, Inc.*	17,600	296,032
Qorvo, Inc.*	16,132	1,285,720
SunEdison Semiconductor Ltd.*(a)	23,470	605,995
SunEdison, Inc.*	49,346	1,184,304
SunPower Corp.*	26,912	842,615

		12,554,865

Software 12.5%
Aspen Technology, Inc.*	20,545	790,777
CyberArk Software Ltd.*	5,790	321,750
Ellie Mae, Inc.*	21,421	1,184,795
ePlus, Inc.*	12,462	1,083,322
Fair Isaac Corp.	17,100	1,517,112
Fleetmatics Group PLC*	32,895	1,475,341
Guidewire Software, Inc.*	37,170	1,955,514
HubSpot, Inc.*	27,490	1,096,851
Manhattan Associates, Inc.*	39,160	1,981,887
Model N, Inc.*	52,800	631,488
NetScout Systems, Inc.*	18,095	793,466
Proofpoint, Inc.*	44,070	2,609,825
PTC, Inc.*	32,735	1,184,025
Qualys, Inc.*	16,345	759,716
ServiceNow, Inc.*	19,430	1,530,695
Solera Holdings, Inc.	15,195	784,974
Tableau Software, Inc., Class A*	21,680	2,005,834
Tyler Technologies, Inc.*	33,230	4,005,212
Ultimate Software Group, Inc. (The)*	14,750	2,506,836
Verint Systems, Inc.*	32,370	2,004,674
Zendesk, Inc.*	25,710	583,360

		30,807,454

Specialty Retail 1.6%
DSW, Inc., Class A	25,571	943,058
Five Below, Inc.*	26,031	925,923
Michaels Cos., Inc. (The)*	39,200	1,060,752
Pier 1 Imports, Inc.	65,613	917,270

		3,847,003

Textiles, Apparel & Luxury Goods 3.6%
Carter’s, Inc.	13,210	1,221,528

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Textiles, Apparel & Luxury Goods (continued)
Columbia Sportswear Co.	4,830	$294,147
G-III Apparel Group Ltd.*	17,060	1,921,809
Kate Spade & Co.*	35,038	1,169,919
Oxford Industries, Inc.	12,153	916,944
Skechers U.S.A., Inc., Class A*	19,832	1,426,119
Steven Madden Ltd.*	30,425	1,156,150
Vince Holding Corp.*	39,614	734,840

		8,841,456

Thrifts & Mortgage Finance 1.0%
Essent Group Ltd.*(a)	38,210	913,601
EverBank Financial Corp.	45,385	818,292
MGIC Investment Corp.*	67,165	646,799

		2,378,692

Total Common Stocks (cost $185,374,982)		236,963,503

Exchange Traded Fund 1.8%

	Shares	Market Value
Equity Fund 1.8%
iShares Russell 2000 Growth ETF(a)	28,630	4,338,877

Total Exchange Traded Fund (cost $4,318,163)		4,338,877

Repurchase Agreements 1.8%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $1,534,354, collateralized by U.S. Government Agency Securities ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45; total market value $1,565,035.(b)	$1,534,349	1,534,349
BNP Paribas Securities Corp., 0.07%, dated 03/25/15, due 04/01/15, repurchase price $1,000,014, collateralized by U.S. Government Treasury Securities ranging from 0.00% - 2.50%, maturing 04/15/16 - 05/15/44; total market value $1,020,000.(b)	1,000,000	1,000,000
Goldman Sachs & Co., 0.15%, dated 03/31/15, due 04/01/15, repurchase price $2,000,008, collateralized by U.S. Government Agency Securities ranging from 1.63% - 8.00%, maturing 12/20/22 - 03/20/45; total market value $2,040,000.(b)	2,000,000	2,000,000

Total Repurchase Agreements (cost $4,534,349)		4,534,349

Total Investments (cost $194,227,494)(c) — 99.6%		245,836,729
Other assets in excess of liabilities — 0.4%		951,704

NET ASSETS — 100.0%		$246,788,433

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $4,535,618, which was collateralized by repurchase agreements with a value of $4,534,349 and $155,611 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.88% - 4.13%, and maturity dates ranging from 05/15/15 - 02/15/25 a total value of $4,689,960.
(b)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $4,534,349.
(c)	At March 31, 2015, the tax basis cost of the Fund’s investments was $194,667,788, tax unrealized appreciation and depreciation were $55,596,981 and $(4,428,040), respectively.

ETF	Exchange Traded Fund
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$236,963,503	$—	$—	$236,963,503
Exchange Traded Fund	4,338,877	—	—	4,338,877
Repurchase Agreements	—	4,534,349	—	4,534,349

Total	$241,302,380	$4,534,349	$—	$245,836,729

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 96.8%

	Shares	Market Value
Aerospace & Defense 2.2%
AAR Corp.	57,700	$1,771,390
Cubic Corp.	23,000	1,190,710
Curtiss-Wright Corp.	32,915	2,433,735
Engility Holdings, Inc.	51,100	1,535,044
Hexcel Corp.	65,400	3,362,868
Moog, Inc., Class A*	3,475	260,799
Triumph Group, Inc.	28,400	1,696,048

		12,250,594

Air Freight & Logistics 0.1%
Park-Ohio Holdings Corp.	7,700	405,559

Airlines 0.8%
Hawaiian Holdings, Inc.*(a)	151,913	3,345,884
Republic Airways Holdings, Inc.*	104,400	1,435,500

		4,781,384

Auto Components 1.4%
Cooper Tire & Rubber Co.	103,800	4,446,792
Dana Holding Corp.	126,130	2,668,911
Stoneridge, Inc.*	83,800	946,102

		8,061,805

Banks 14.4%
1st Source Corp.	3,900	125,307
Ameris Bancorp	19,300	509,327
Banc of California, Inc.	58,800	723,828
Banco Latinoamericano de Comercio Exterior SA, Class E	12,600	413,154
Bank of Hawaii Corp.	56,515	3,459,283
Bank of Kentucky Financial Corp. (The)	3,000	147,150
Bank of Marin Bancorp(a)	4,400	223,960
BankUnited, Inc.	126,650	4,146,521
Banner Corp.	9,700	445,230
BBCN Bancorp, Inc.	18,900	273,483
BNC Bancorp	5,400	97,740
Boston Private Financial Holdings, Inc.	14,600	177,390
Cascade Bancorp*	32,700	156,960
Cathay General Bancorp	18,800	534,860
Chemical Financial Corp.	7,755	243,197
Citizens & Northern Corp.	7,800	157,404
City Holding Co.	14,500	681,935
Columbia Banking System, Inc.	7,917	229,355
Community Trust Bancorp, Inc.	14,557	482,710
CommunityOne Bancorp*	7,000	68,880
ConnectOne Bancorp, Inc.(a)	9,380	182,535
Customers Bancorp, Inc.*	62,840	1,530,782
CVB Financial Corp.	233,093	3,715,502
East West Bancorp, Inc.	15,122	611,836
Enterprise Financial Services Corp.	29,900	617,734
Fidelity Southern Corp.	43,184	728,946
Financial Institutions, Inc.	15,500	355,415
First Bancorp	5,900	103,604
First BanCorp, Puerto Rico*	162,800	1,009,360
First Busey Corp.	15,300	102,357
First Business Financial Services, Inc.(a)	6,300	272,412
First Citizens BancShares, Inc., Class A	1,500	389,535
First Commonwealth Financial Corp.	121,300	1,091,700
First Community Bancshares, Inc.	22,700	397,931
First Financial Bancorp	121,405	2,162,223
First Financial Corp.	4,900	175,861
First Interstate BancSystem, Inc., Class A	50,500	1,404,910
First Merchants Corp.	34,700	816,838
First Midwest Bancorp, Inc.	31,400	545,418
First NBC Bank Holding Co.*	27,000	890,460
First Niagara Financial Group, Inc.	40,396	357,101
First of Long Island Corp. (The)	4,500	114,750
FirstMerit Corp.	204,764	3,902,802
Flushing Financial Corp.	115,415	2,316,379
German American Bancorp, Inc.(a)	3,000	88,290
Great Southern Bancorp, Inc.	9,700	382,083
Hampton Roads Bankshares, Inc.*(a)	18,700	35,343
Hanmi Financial Corp.	143,690	3,039,044
Heartland Financial USA, Inc.	25,500	832,065
Heritage Financial Corp.	12,200	207,400
Hilltop Holdings, Inc.*	49,600	964,224
Horizon Bancorp	11,600	271,324
IBERIABANK Corp.	7,200	453,816
Independent Bank Corp.	14,000	614,180
Investors Bancorp, Inc.	314,354	3,684,229
LegacyTexas Financial Group, Inc.	134,125	3,048,661
MainSource Financial Group, Inc.	22,700	445,828
MB Financial, Inc.	5,581	174,741
National Penn Bancshares, Inc.	35,945	387,128
NBT Bancorp, Inc.	33,700	844,522
OFG Bancorp(a)	58,300	951,456
PacWest Bancorp	12,100	567,369
Park Sterling Corp.	22,900	162,590
Peoples Bancorp, Inc.	13,400	316,776
Peoples Financial Services Corp.(a)	20,200	906,374
Pinnacle Financial Partners, Inc.(a)	66,300	2,947,698
Preferred Bank, Los Angeles	36,300	997,161
PrivateBancorp, Inc.	90,900	3,196,953
Republic Bancorp, Inc., Class A	7,455	184,362
Sierra Bancorp	12,200	203,740
Simmons First National Corp., Class A	5,300	240,991
South State Corp.	6,374	435,918
Southwest Bancorp, Inc.	63,300	1,126,107

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
State Bank Financial Corp.	36,600	$768,600
Stock Yards Bancorp, Inc.(a)	4,900	168,707
Stonegate Bank	6,300	190,197
Susquehanna Bancshares, Inc.	40,431	554,309
Texas Capital Bancshares, Inc.*	49,705	2,418,148
Tompkins Financial Corp.	4,400	236,940
TriCo Bancshares	60,600	1,462,278
TriState Capital Holdings, Inc.*	24,700	258,609
Triumph Bancorp, Inc.*(a)	17,500	239,050
Trustmark Corp.	11,100	269,508
UMB Financial Corp.	31,300	1,655,457
Umpqua Holdings Corp.	123,825	2,127,314
Union Bankshares Corp.	10,281	228,341
Webster Financial Corp.	15,900	589,095
WesBanco, Inc.	52,000	1,694,160
West Bancorporation, Inc.	16,500	328,185
Wilshire Bancorp, Inc.	166,000	1,655,020
Wintrust Financial Corp.	35,600	1,697,408
Yadkin Financial Corp.*	11,600	235,480

		81,581,244

Biotechnology 0.7%
Applied Genetic Technologies Corp.*	4,100	81,959
Ardelyx, Inc.*	12,900	168,861
Auspex Pharmaceuticals, Inc.*	1,200	120,324
Avalanche Biotechnologies, Inc.*	3,900	158,028
Cara Therapeutics, Inc.*(a)	16,100	161,805
Celldex Therapeutics, Inc.*	24,700	688,389
Dicerna Pharmaceuticals, Inc.*(a)	13,300	319,599
Immune Design Corp.*	7,400	156,214
Kite Pharma, Inc.*	5,600	323,008
Sage Therapeutics, Inc.*(a)	15,800	793,634
Ultragenyx Pharmaceutical, Inc.*	9,600	596,064
XOMA Corp.*(a)	112,500	409,500
Zafgen, Inc.*	5,100	202,011

		4,179,396

Building Products 1.0%
Armstrong World Industries, Inc.*	61,740	3,548,198
Gibraltar Industries, Inc.*	12,200	200,202
Simpson Manufacturing Co., Inc.	58,330	2,179,792

		5,928,192

Capital Markets 1.9%
Arlington Asset Investment Corp., Class A	64,000	1,539,840
BGC Partners, Inc., Class A	74,200	701,190
Cowen Group, Inc., Class A*	183,833	955,932
Diamond Hill Investment Group, Inc.	16,590	2,654,400
Investment Technology Group, Inc.*	34,700	1,051,757
Manning & Napier, Inc.	22,800	296,628
Piper Jaffray Cos.*	31,300	1,641,998
Waddell & Reed Financial, Inc., Class A	37,000	1,832,980

		10,674,725

Chemicals 2.2%
A. Schulman, Inc.	28,400	1,368,880
Axiall Corp.	22,600	1,060,844
Chemtura Corp.*	55,954	1,526,985
Flotek Industries, Inc.*	90,115	1,328,295
FutureFuel Corp.	29,300	300,911
Hawkins, Inc.	2,000	75,980
Innophos Holdings, Inc.	38,205	2,153,234
Innospec, Inc.	3,300	153,087
Kronos Worldwide, Inc.	8,800	111,320
Methanex Corp.	28,073	1,503,870
Minerals Technologies, Inc.	33,700	2,463,470
Zep, Inc.	21,300	362,739

		12,409,615

Commercial Services & Supplies 2.3%
ABM Industries, Inc.	80,300	2,558,358
ACCO Brands Corp.*	321,200	2,669,172
ARC Document Solutions, Inc.*	38,700	357,201
Cenveo, Inc.*(a)	202,900	434,206
Kimball International, Inc., Class B(a)	129,000	1,351,920
Matthews International Corp., Class A	22,600	1,164,126
Quad/Graphics, Inc.	91,400	2,100,372
RR Donnelley & Sons Co.	18,897	362,633
Steelcase, Inc., Class A	56,800	1,075,792
United Stationers, Inc.	8,700	356,613
Viad Corp.	31,300	870,766

		13,301,159

Communications Equipment 0.7%
Comtech Telecommunications Corp.	21,200	613,740
Harmonic, Inc.*	449,160	3,328,276

		3,942,016

Construction & Engineering 1.0%
Argan, Inc.	33,200	1,200,844
Comfort Systems USA, Inc.	53,670	1,129,216
EMCOR Group, Inc.	49,500	2,300,265
Tutor Perini Corp.*	34,108	796,422

		5,426,747

Consumer Finance 0.6%
Cash America International, Inc.	67,800	1,579,740
Enova International, Inc.*	62,322	1,227,120
Green Dot Corp., Class A*	36,200	576,304

		3,383,164

Containers & Packaging 1.0%
Graphic Packaging Holding Co.	146,700	2,133,018
Rock-Tenn Co., Class A	15,400	993,300

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Containers & Packaging (continued)
Silgan Holdings, Inc.	48,495	$2,819,014

		5,945,332

Diversified Consumer Services 0.5%
LifeLock, Inc.*	41,500	585,565
Service Corp. International	94,160	2,452,868

		3,038,433

Diversified Financial Services 0.3%
CBOE Holdings, Inc.	22,835	1,310,843
Gain Capital Holdings, Inc.	19,500	190,515

		1,501,358

Diversified Telecommunication Services 0.8%
IDT Corp., Class B	8,800	156,200
Inteliquent, Inc.	156,300	2,460,162
Lumos Networks Corp.	117,233	1,788,976
magicJack VocalTec Ltd.*(a)	37,217	254,564

		4,659,902

Electric Utilities 2.6%
Cleco Corp.	22,600	1,232,152
El Paso Electric Co.	24,100	931,224
Empire District Electric Co. (The)	17,400	431,868
Great Plains Energy, Inc.	96,680	2,579,422
IDACORP, Inc.	34,600	2,175,302
MGE Energy, Inc.	11,150	494,168
PNM Resources, Inc.	29,900	873,080
Portland General Electric Co.	36,600	1,357,494
Spark Energy, Inc., Class A(a)	5,300	78,175
UIL Holdings Corp.	29,333	1,508,303
Unitil Corp.	9,200	319,884
Westar Energy, Inc.	74,905	2,903,318

		14,884,390

Electrical Equipment 0.3%
EnerSys	30,300	1,946,472

Electronic Equipment, Instruments & Components 3.4%
Benchmark Electronics, Inc.*	85,575	2,056,367
Fabrinet*	64,100	1,217,259
GSI Group, Inc.*	23,700	315,684
Insight Enterprises, Inc.*	90,617	2,584,397
Kimball Electronics, Inc.*	86,750	1,226,645
Littelfuse, Inc.	6,714	667,305
National Instruments Corp.	60,380	1,934,575
OSI Systems, Inc.*	31,220	2,318,397
Sanmina Corp.*	186,511	4,511,701
Universal Display Corp.*	57,216	2,674,848

		19,507,178

Energy Equipment & Services 1.2%
Basic Energy Services, Inc.*	21,000	145,530
C&J Energy Services Ltd.*(a)	100,100	1,114,113
Dawson Geophysical Co.*	25,048	106,955
Dril-Quip, Inc.*	18,955	1,296,332
Forum Energy Technologies, Inc.*	23,200	454,720
Helix Energy Solutions Group, Inc.*	57,800	864,688
Hornbeck Offshore Services, Inc.*	46,700	878,427
ION Geophysical Corp.*	174,000	377,580
Mitcham Industries, Inc.*(a)	26,700	122,820
Parker Drilling Co.*	133,300	465,217
Superior Energy Services, Inc.	19,726	440,679
Tesco Corp.	10,300	117,111
Willbros Group, Inc.*	42,100	139,351

		6,523,523

Food & Staples Retailing 1.9%
Andersons, Inc. (The)	14,950	618,482
Rite Aid Corp.*	474,900	4,126,881
Smart & Final Stores, Inc.*	43,400	763,840
SpartanNash Co.	112,815	3,560,441
SUPERVALU, Inc.*	169,000	1,965,470

		11,035,114

Food Products 0.9%
B&G Foods, Inc.	87,305	2,569,386
John B. Sanfilippo & Son, Inc.	32,300	1,392,130
Pinnacle Foods, Inc.	27,200	1,110,032

		5,071,548

Gas Utilities 1.6%
Laclede Group, Inc. (The)(a)	10,600	542,932
New Jersey Resources Corp.	121,700	3,780,002
Northwest Natural Gas Co.	21,200	1,016,540
Southwest Gas Corp.	29,800	1,733,466
WGL Holdings, Inc.	31,700	1,787,880

		8,860,820

Health Care Equipment & Supplies 3.2%
Cynosure, Inc., Class A*	36,600	1,122,522
Greatbatch, Inc.*	43,600	2,522,260
ICU Medical, Inc.*	12,800	1,192,192
Integra LifeSciences Holdings Corp.*	52,997	3,267,265
NuVasive, Inc.*	51,000	2,345,490
OraSure Technologies, Inc.*	65,200	426,408
Roka Bioscience, Inc.*(a)	15,400	49,280
Sirona Dental Systems, Inc.*	22,725	2,045,023
Teleflex, Inc.	20,865	2,521,118
Tornier NV*	24,218	634,996
Wright Medical Group, Inc.*	85,600	2,208,480

		18,335,034

Health Care Providers & Services 2.8%
Alliance HealthCare Services, Inc.*	2,100	46,578
Bio-Reference Laboratories, Inc.*	75,488	2,660,197
Cross Country Healthcare, Inc.*(a)	171,200	2,030,432
Five Star Quality Care, Inc.*	37,071	164,595
Molina Healthcare, Inc.*	44,000	2,960,760
Owens & Minor, Inc.	5,800	196,272
Trupanion, Inc.*(a)	2,400	19,200
U.S. Physical Therapy, Inc.	55,659	2,643,803
WellCare Health Plans, Inc.*	57,165	5,228,311

		15,950,148

Hotels, Restaurants & Leisure 1.7%
Brinker International, Inc.	66,610	4,100,512
Dave & Buster’s Entertainment, Inc.*	18,300	557,418
Life Time Fitness, Inc.*	25,755	1,827,575
Monarch Casino & Resort, Inc.*	103,238	1,975,975
Ruth’s Hospitality Group, Inc.	49,100	779,708

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Speedway Motorsports, Inc.	20,300	$461,825

		9,703,013

Household Durables 1.7%
Helen of Troy Ltd.*	54,300	4,424,907
Lifetime Brands, Inc.	26,100	398,808
M/I Homes, Inc.*	98,345	2,344,545
Skullcandy, Inc.*	107,706	1,217,078
Universal Electronics, Inc.*	22,100	1,247,324

		9,632,662

Household Products 0.1%
Central Garden and Pet Co., Class A*	76,200	809,244

Independent Power and Renewable Electricity Producers 0.5%
Dynegy, Inc.*	89,900	2,825,557

Information Technology Services 1.8%
CACI International, Inc., Class A*	9,200	827,264
Datalink Corp.*	11,700	140,868
EVERTEC, Inc.	118,160	2,582,978
Forrester Research, Inc.	48,159	1,771,288
Global Cash Access Holdings, Inc.*	108,400	826,008
Sykes Enterprises, Inc.*	47,400	1,177,890
Unisys Corp.*	114,400	2,655,224

		9,981,520

Insurance 3.4%
American Equity Investment Life Holding Co.	141,300	4,116,069
AMERISAFE, Inc.	32,200	1,489,250
AmTrust Financial Services, Inc.(a)	20,256	1,154,288
Aspen Insurance Holdings Ltd.	20,700	977,661
Assured Guaranty Ltd.	32,800	865,592
CNO Financial Group, Inc.	217,300	3,741,906
eHealth, Inc.*	64,970	609,419
Fidelity & Guaranty Life	23,600	500,320
First American Financial Corp.	14,000	499,520
Horace Mann Educators Corp.	3,000	102,600
Maiden Holdings Ltd.(a)	157,200	2,331,276
Selective Insurance Group, Inc.	26,000	755,300
Stewart Information Services Corp.	11,600	471,424
Symetra Financial Corp.	57,700	1,353,642
United Fire Group, Inc.	11,100	352,647

		19,320,914

Internet & Catalog Retail 0.3%
Lands’ End, Inc.*	48,431	1,737,704

Internet Software & Services 0.7%
Blucora, Inc.*	55,900	763,594
IntraLinks Holdings, Inc.*	42,000	434,280
Monster Worldwide, Inc.*	282,573	1,791,513
Q2 Holdings, Inc.*	40,500	856,170

		3,845,557

Life Sciences Tools & Services 0.3%
Bio-Rad Laboratories, Inc., Class A*	14,030	1,896,575

Machinery 3.1%
Global Brass & Copper Holdings, Inc.	30,900	477,405
Hurco Cos., Inc.	3,800	125,134
Hyster-Yale Materials Handling, Inc.	11,600	850,164
John Bean Technologies Corp.	70,595	2,521,653
Kadant, Inc.	34,200	1,799,262
LB Foster Co., Class A	18,800	892,624
Meritor, Inc.*	180,800	2,279,888
Mueller Industries, Inc.	98,620	3,563,141
Mueller Water Products, Inc., Class A	211,955	2,087,757
Standex International Corp.	1,900	156,047
Woodward, Inc.	58,230	2,970,312

		17,723,387

Marine 0.6%
Matson, Inc.	82,700	3,486,632

Media 1.7%
Dex Media, Inc.*(a)	56,300	235,897
E.W. Scripps Co. (The), Class A*	74,500	2,118,780
Entercom Communications Corp., Class A*	18,400	223,560
Entravision Communications Corp., Class A	116,600	738,078
Journal Communications, Inc., Class A*	113,100	1,676,142
Live Nation Entertainment, Inc.*	16,400	413,772
Morningstar, Inc.	38,855	2,910,628
Sinclair Broadcast Group, Inc., Class A	48,900	1,535,949

		9,852,806

Metals & Mining 0.7%
Ampco-Pittsburgh Corp.(a)	13,100	228,726
Commercial Metals Co.	122,700	1,986,513
Globe Specialty Metals, Inc.	16,900	319,748
Worthington Industries, Inc.	61,200	1,628,532

		4,163,519

Multi-Utilities 0.7%
NorthWestern Corp.	24,500	1,317,855
Vectren Corp.	60,815	2,684,374

		4,002,229

Oil, Gas & Consumable Fuels 1.9%
Callon Petroleum Co.*	86,800	648,396
Delek US Holdings, Inc.	51,500	2,047,125
Energy XXI Ltd.(a)	34,132	124,241
Gastar Exploration, Inc.*(a)	58,500	153,270
Green Plains, Inc.	82,200	2,346,810
Infinity Bio-Energy Ltd.*(b)	155,500	0
Pacific Ethanol, Inc.*(a)	102,500	1,105,975
Panhandle Oil and Gas, Inc., Class A	6,400	126,656
Renewable Energy Group, Inc.*	127,578	1,176,269
REX American Resources Corp.*	9,600	583,776
Stone Energy Corp.*	54,000	792,720
VAALCO Energy, Inc.*	153,000	374,850
Warren Resources, Inc.*	514,300	457,727
Western Refining, Inc.	3,900	192,621
World Fuel Services Corp.	7,700	442,596

		10,573,032

Paper & Forest Products 0.6%
Domtar Corp.	9,200	425,224

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Paper & Forest Products (continued)
KapStone Paper and Packaging Corp.	65,685	$2,157,095
P.H. Glatfelter Co.	10,200	280,806
Resolute Forest Products, Inc.*	26,600	458,850
Schweitzer-Mauduit International, Inc.	4,400	202,928

		3,524,903

Personal Products 0.1%
Revlon, Inc., Class A*	9,200	379,040

Pharmaceuticals 0.6%
Amphastar Pharmaceuticals, Inc.*	33,300	498,168
Impax Laboratories, Inc.*	19,200	899,904
Lannett Co., Inc.*(a)	12,000	812,520
Medicines Co. (The)*	23,900	669,678
Revance Therapeutics, Inc.*(a)	9,500	196,935
ZS Pharma, Inc.*(a)	3,500	147,280

		3,224,485

Professional Services 1.7%
CDI Corp.	11,200	157,360
CRA International, Inc.*	7,300	227,176
Heidrick & Struggles International, Inc.	19,300	474,394
Kelly Services, Inc., Class A	72,700	1,267,888
Korn/Ferry International	88,000	2,892,560
Resources Connection, Inc.	50,600	885,500
RPX Corp.*	47,200	679,208
TrueBlue, Inc.*	57,700	1,404,995
VSE Corp.	18,800	1,539,344

		9,528,425

Real Estate Investment Trusts (REITs) 10.9%
Acadia Realty Trust	8,200	286,016
American Campus Communities, Inc.	29,800	1,277,526
Anworth Mortgage Asset Corp.	322,300	1,640,507
Armada Hoffler Properties, Inc.	15,100	160,966
Ashford Hospitality Prime, Inc.	22,120	370,952
Ashford Hospitality Trust, Inc.	240,400	2,312,648
Blackstone Mortgage Trust, Inc., Class A	58,950	1,672,411
Capstead Mortgage Corp.	230,300	2,710,631
Cedar Realty Trust, Inc.	109,400	819,406
Chambers Street Properties	182,400	1,437,312
Chatham Lodging Trust	20,300	597,023
Chesapeake Lodging Trust	33,200	1,123,156
CoreSite Realty Corp.	43,300	2,107,844
Cousins Properties, Inc.	224,100	2,375,460
CubeSmart	76,605	1,850,011
CyrusOne, Inc.	23,100	718,872
CYS Investments, Inc.	59,400	529,254
DCT Industrial Trust, Inc.	62,500	2,166,250
DiamondRock Hospitality Co.	259,600	3,668,148
EastGroup Properties, Inc.	3,700	222,518
Education Realty Trust, Inc.	21,033	744,148
EPR Properties	10,100	606,303
Extra Space Storage, Inc.	11,600	783,812
FelCor Lodging Trust, Inc.	69,400	797,406
First Industrial Realty Trust, Inc.	145,200	3,111,636
Franklin Street Properties Corp.	8,400	107,688
GEO Group, Inc. (The)	36,100	1,579,014
Getty Realty Corp.	9,700	176,540
Government Properties Income Trust	7,800	178,230
Hersha Hospitality Trust	406,300	2,628,761
Home Properties, Inc.	3,900	270,231
Kite Realty Group Trust	38,750	1,091,587
LaSalle Hotel Properties	7,700	299,222
LTC Properties, Inc.	23,100	1,062,600
NorthStar Realty Finance Corp.	94,175	1,706,451
Parkway Properties, Inc.	71,200	1,235,320
Pennsylvania Real Estate Investment Trust	41,150	955,915
PennyMac Mortgage Investment Trust	71,200	1,515,848
Potlatch Corp.	57,700	2,310,308
RAIT Financial Trust	107,500	737,450
Ramco-Gershenson Properties Trust	21,300	396,180
Redwood Trust, Inc.	124,100	2,217,667
Retail Opportunity Investments Corp.	131,800	2,411,940
Rouse Properties, Inc.	23,200	439,872
Silver Bay Realty Trust Corp.	36,700	593,072
Summit Hotel Properties, Inc.	227,400	3,199,518
Sun Communities, Inc.	10,100	673,872
Sunstone Hotel Investors, Inc.	131,656	2,194,706

		62,072,208

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	26,500	1,144,270
RE/MAX Holdings, Inc., Class A	32,300	1,072,683

		2,216,953

Road & Rail 1.5%
AMERCO	8,200	2,709,280
ArcBest Corp.	17,800	674,442
Genesee & Wyoming, Inc., Class A*	14,241	1,373,402
Swift Transportation Co.*	28,400	738,968
Universal Truckload Services, Inc.	5,900	148,562
Werner Enterprises, Inc.	82,183	2,581,368

		8,226,022

Semiconductors & Semiconductor Equipment 3.2%
Alpha & Omega Semiconductor Ltd.*	65,553	584,077
Amkor Technology, Inc.*	165,500	1,462,193
Audience, Inc.*(a)	4,700	21,338
CEVA, Inc.*	42,770	911,857
Cypress Semiconductor Corp.*	401,659	5,667,407
Fairchild Semiconductor International, Inc.*	68,300	1,241,694
First Solar, Inc.*	31,300	1,871,427
IXYS Corp.	36,100	444,752
MKS Instruments, Inc.	27,000	912,870
Pericom Semiconductor Corp.	21,800	337,246
Teradyne, Inc.	46,585	878,127
Ultra Clean Holdings, Inc.*	207,300	1,482,195
Veeco Instruments, Inc.*	68,835	2,102,909
Xcerra Corp.*	12,700	112,903

		18,030,995

Software 1.2%
CommVault Systems, Inc.*	49,715	2,172,545
Globant SA*	10,200	214,812
Imperva, Inc.*	24,600	1,050,420

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Progress Software Corp.*	5,500	$149,435
Rubicon Project, Inc. (The)*	52,000	931,840
Take-Two Interactive Software, Inc.*	41,900	1,066,565
Varonis Systems, Inc.*(a)	46,200	1,185,492

		6,771,109

Specialty Retail 3.4%
Barnes & Noble, Inc.*	40,500	961,875
Big 5 Sporting Goods Corp.	87,135	1,156,281
Brown Shoe Co., Inc.	128,185	4,204,468
Cato Corp. (The), Class A	9,700	384,120
Citi Trends, Inc.*	25,600	691,200
Express, Inc.*	96,205	1,590,269
Office Depot, Inc.*	603,600	5,553,120
Pier 1 Imports, Inc.	66,000	922,680
Systemax, Inc.*	14,200	173,524
Tilly’s, Inc., Class A*	15,700	245,705
Zumiez, Inc.*	80,300	3,232,075

		19,115,317

Technology Hardware, Storage & Peripherals 0.1%
Avid Technology, Inc.*	47,700	710,730

Textiles, Apparel & Luxury Goods 1.3%
Iconix Brand Group, Inc.*(a)	76,010	2,559,257
Movado Group, Inc.	65,780	1,876,045
Steven Madden Ltd.*	69,870	2,655,060

		7,090,362

Thrifts & Mortgage Finance 2.4%
BankFinancial Corp.	5,500	72,270
Berkshire Hills Bancorp, Inc.	7,800	216,060
Brookline Bancorp, Inc.	225,735	2,268,637
Capitol Federal Financial, Inc.	143,605	1,795,062
Charter Financial Corp.	28,100	323,150
First Defiance Financial Corp.	10,600	347,892
Flagstar Bancorp, Inc.*	164,500	2,386,895
HomeStreet, Inc.*	43,800	802,416
Northwest Bancshares, Inc.	112,785	1,336,502
PennyMac Financial Services, Inc., Class A*	46,300	785,711
Provident Financial Services, Inc.	17,900	333,835
TrustCo Bank Corp.	329,535	2,267,201
United Community Financial Corp.	27,300	149,058
WSFS Financial Corp.	9,200	695,796

		13,780,485

Water Utilities 0.2%
American States Water Co.	20,700	825,723
Artesian Resources Corp., Class A	4,400	94,116
California Water Service Group	16,400	401,964

		1,321,803

Wireless Telecommunication Services 0.2%
RingCentral, Inc., Class A*(a)	74,600	1,143,618

Total Common Stocks (cost $430,084,684)		550,275,658

Repurchase Agreements 2.5%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $3,113,020, collateralized by U.S. Government Agency Securities, ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45; total market value $3,175,269.(c)	$3,113,009	3,113,009
BNP Paribas Securities Corp., 0.07%, dated 03/25/15, due 04/01/15, repurchase price $8,000,109, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 04/15/16 - 05/15/44; total market value $8,160,003.(c)	8,000,000	8,000,000
Goldman Sachs & Co., 0.15%, dated 03/31/15, due 04/01/15, repurchase price $3,000,013, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 8.00%, maturing 12/20/22 - 03/20/45; total market value $3,060,000.(c)	3,000,000	3,000,000

Total Repurchase Agreements (cost $14,113,009)		14,113,009

Total Investments (cost $444,197,693)(d) — 99.3%		564,388,667
Other assets in excess of liabilities — 0.7%		3,987,054

NET ASSETS — 100.0%		$568,375,721

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

(a)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $13,858,617, which was collateralized by repurchase agreements with a value of $14,113,009 and $266,430 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.88% - 4.13% and maturity dates ranging from 05/15/15 - 02/15/25 a total value of $14,379,439.
(b)	Fair valued security.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $14,113,009.
(d)	At March 31, 2015, the tax basis cost of the Fund’s investments was $445,523,328, tax unrealized appreciation and depreciation were $139,421,300 and $(20,555,961), respectively.

Ltd.	Limited
NV	Public Traded Company
RE	Reinsured
REIT	Real Estate Investment Trust
SA	Stock Company

At March 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
90	Russell 2000 Mini Future	06/19/15	$11,240,100	$96,175

At March 31, 2015, the fund had $520,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$12,250,594	$—	$—	$12,250,594
Air Freight & Logistics	405,559	—	—	405,559
Airlines	4,781,384	—	—	4,781,384
Auto Components	8,061,805	—	—	8,061,805
Banks	81,581,244	—	—	81,581,244
Biotechnology	4,179,396	—	—	4,179,396
Building Products	5,928,192	—	—	5,928,192
Capital Markets	10,674,725	—	—	10,674,725
Chemicals	12,409,615	—	—	12,409,615
Commercial Services & Supplies	13,301,159	—	—	13,301,159
Communications Equipment	3,942,016	—	—	3,942,016
Construction & Engineering	5,426,747	—	—	5,426,747
Consumer Finance	3,383,164	—	—	3,383,164
Containers & Packaging	5,945,332	—	—	5,945,332
Diversified Consumer Services	3,038,433	—	—	3,038,433
Diversified Financial Services	1,501,358	—	—	1,501,358
Diversified Telecommunication Services	4,659,902	—	—	4,659,902
Electric Utilities	14,884,390	—	—	14,884,390
Electrical Equipment	1,946,472	—	—	1,946,472
Electronic Equipment, Instruments & Components	19,507,178	—	—	19,507,178

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$6,523,523	$—	$—	$6,523,523
Food & Staples Retailing	11,035,114	—	—	11,035,114
Food Products	5,071,548	—	—	5,071,548
Gas Utilities	8,860,820	—	—	8,860,820
Health Care Equipment & Supplies	18,335,034	—	—	18,335,034
Health Care Providers & Services	15,950,148	—	—	15,950,148
Hotels, Restaurants & Leisure	9,703,013	—	—	9,703,013
Household Durables	9,632,662	—	—	9,632,662
Household Products	809,244	—	—	809,244
Independent Power and Renewable Electricity Producers	2,825,557	—	—	2,825,557
Information Technology Services	9,981,520	—	—	9,981,520
Insurance	19,320,914	—	—	19,320,914
Internet & Catalog Retail	1,737,704	—	—	1,737,704
Internet Software & Services	3,845,557	—	—	3,845,557
Life Sciences Tools & Services	1,896,575	—	—	1,896,575
Machinery	17,723,387	—	—	17,723,387
Marine	3,486,632	—	—	3,486,632
Media	9,852,806	—	—	9,852,806
Metals & Mining	4,163,519	—	—	4,163,519
Multi-Utilities	4,002,229	—	—	4,002,229
Oil, Gas & Consumable Fuels	10,573,032	—	—	10,573,032
Paper & Forest Products	3,524,903	—	—	3,524,903
Personal Products	379,040	—	—	379,040
Pharmaceuticals	3,224,485	—	—	3,224,485
Professional Services	9,528,425	—	—	9,528,425
Real Estate Investment Trusts (REITs)	62,072,208	—	—	62,072,208
Real Estate Management & Development	2,216,953	—	—	2,216,953
Road & Rail	8,226,022	—	—	8,226,022
Semiconductors & Semiconductor Equipment	18,030,995	—	—	18,030,995
Software	6,771,109	—	—	6,771,109
Specialty Retail	19,115,317	—	—	19,115,317
Technology Hardware, Storage & Peripherals	710,730	—	—	710,730
Textiles, Apparel & Luxury Goods	7,090,362	—	—	7,090,362
Thrifts & Mortgage Finance	13,780,485	—	—	13,780,485
Water Utilities	1,321,803	—	—	1,321,803
Wireless Telecommunication Services	1,143,618	—	—	1,143,618

Total Common Stocks	$550,275,658	$—	$—	$550,275,658

Futures Contracts	96,175	—	—	96,175
Repurchase Agreements	—	14,113,009	—	14,113,009

Total	$550,371,833	$14,113,009	$—	$564,484,842

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended March 31, 2015, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$96,175

Total		$96,175

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 95.6%

	Shares	Market Value
AUSTRALIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
AET & D Holdings No. 1*(a)	106,305	$0

AUSTRIA 0.0%†
Real Estate Management & Development 0.0%†
Immofinanz AG*(a)	103,675	0

BERMUDA 1.9%
Insurance 1.5%
Endurance Specialty Holdings Ltd.	18,700	1,143,318
Maiden Holdings Ltd.	122,900	1,822,607
PartnerRe Ltd.	19,600	2,240,868
Validus Holdings Ltd.	41,817	1,760,496

		6,967,289

Oil, Gas & Consumable Fuels 0.2%
DHT Holdings, Inc.	75,100	524,198
Infinity Bio-Energy Ltd.*(a)	94,500	0
Teekay Tankers Ltd., Class A	109,200	626,808

		1,151,006

Thrifts & Mortgage Finance 0.2%
Essent Group Ltd.*	40,130	959,508

		9,077,803

CANADA 1.1%
Energy Equipment & Services 0.2%
Pason Systems, Inc.	44,200	696,563
ShawCor Ltd.	13,600	376,992

		1,073,555

Food & Staples Retailing 0.0%†
North West Co., Inc. (The)	10,800	213,433

Metals & Mining 0.1%
Alamos Gold, Inc.	48,800	285,968

Oil, Gas & Consumable Fuels 0.0%†
Painted Pony Petroleum Ltd.*	20,100	94,470

Paper & Forest Products 0.2%
Stella-Jones, Inc.	25,700	806,784

Software 0.6%
Computer Modelling Group Ltd.	84,600	849,640
Constellation Software, Inc.	4,100	1,417,091
Descartes Systems Group, Inc. (The)*	20,200	304,212
Enghouse Systems Ltd.	8,300	328,972

		2,899,915

		5,374,125

CHINA 0.0%†
Internet Software & Services 0.0%†
Youku Tudou, Inc.*	2	1

GREECE 0.3%
Oil, Gas & Consumable Fuels 0.3%
Aegean Marine Petroleum Network, Inc.	90,153	1,295,499

IRELAND 0.8%
Life Sciences Tools & Services 0.8%
ICON PLC*	57,130	4,029,379

ISRAEL 0.5%
Construction Materials 0.4%
Caesarstone Sdot-Yam Ltd.	32,197	1,954,679

Software 0.1%
CyberArk Software Ltd.*	6,050	336,199
NICE-Systems Ltd., ADR	3,800	231,534

		567,733

		2,522,412

LUXEMBOURG 0.2%
Chemicals 0.2%
Orion Engineered Carbons SA	67,800	1,220,400

MONACO 0.3%
Oil, Gas & Consumable Fuels 0.3%
Scorpio Tankers, Inc.	161,742	1,523,610

NETHERLANDS 0.3%
Software 0.3%
AVG Technologies NV*	63,600	1,376,940

PUERTO RICO 0.3%
Banks 0.3%
Popular, Inc.*	39,090	1,344,305

SWITZERLAND 0.7%
Insurance 0.4%
Allied World Assurance Co. Holdings AG	54,400	2,197,760

Technology Hardware, Storage & Peripherals 0.3%
Logitech International SA(b)	99,200	1,304,480

		3,502,240

UNITED KINGDOM 0.2%
Capital Markets 0.2%
OM Asset Management PLC	40,717	758,965

UNITED STATES 89.0%
Aerospace & Defense 0.8%
Astronics Corp.*	3,900	287,430
Curtiss-Wright Corp.	11,100	820,734
Engility Holdings, Inc.	39,200	1,177,568
Huntington Ingalls Industries, Inc.	7,459	1,045,379
Vectrus, Inc.*	31,900	813,131

		4,144,242

Air Freight & Logistics 0.4%
Forward Air Corp.	17,600	955,680
Park-Ohio Holdings Corp.	23,350	1,229,845

		2,185,525

Airlines 0.5%
Allegiant Travel Co.	13,396	2,575,917

Auto Components 1.1%
Drew Industries, Inc.	5,900	363,086
Gentex Corp.	21,700	397,110
Goodyear Tire & Rubber Co. (The)	46,500	1,259,220
Modine Manufacturing Co.*	90,500	1,219,035
Remy International, Inc.	61,100	1,357,031

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Auto Components (continued)
Stoneridge, Inc.*	90,559	$1,022,411

		5,617,893

Banks 10.1%
Ameris Bancorp	64,733	1,708,304
Banc of California, Inc.	81,495	1,003,203
Bank of Hawaii Corp.	20,000	1,224,200
Bank of the Ozarks, Inc.	51,280	1,893,770
BankUnited, Inc.	13,800	451,812
BNC Bancorp	72,200	1,306,820
Chemical Financial Corp.	61,755	1,936,637
Community Bank System, Inc.	14,800	523,772
CVB Financial Corp.	49,900	795,406
Eagle Bancorp, Inc.*	30,350	1,165,440
First Connecticut Bancorp, Inc.	41,700	640,929
First Financial Bankshares, Inc.	71,600	1,979,024
First Merchants Corp.	78,600	1,850,244
First NBC Bank Holding Co.*	31,797	1,048,665
FNB Corp.	41,400	543,996
Franklin Financial Network, Inc.*	58,415	1,226,715
Fulton Financial Corp.	145,900	1,800,406
German American Bancorp, Inc.	27,200	800,496
Hanmi Financial Corp.	67,700	1,431,855
Investors Bancorp, Inc.	95,830	1,123,128
Lakeland Financial Corp.	32,135	1,304,038
LegacyTexas Financial Group, Inc.	50,900	1,156,957
National Bank Holdings Corp., Class A	27,866	524,159
Old National Bancorp	122,700	1,741,113
Pacific Premier Bancorp, Inc.*	87,700	1,419,863
PacWest Bancorp	21,900	1,026,891
PrivateBancorp, Inc.	30,250	1,063,893
ServisFirst Bancshares, Inc.	53,000	1,748,470
Signature Bank*	11,062	1,433,414
Simmons First National Corp., Class A	30,274	1,376,559
Southside Bancshares, Inc.(b)	39,400	1,130,386
State Bank Financial Corp.	29,041	609,861
Sterling Bancorp(b)	101,600	1,362,456
Talmer Bancorp, Inc., Class A	67,090	1,027,483
TriState Capital Holdings, Inc.*	111,900	1,171,593
WesBanco, Inc.	36,300	1,182,654
Westamerica Bancorporation	6,000	259,260
Western Alliance Bancorp*	85,870	2,545,188
Wintrust Financial Corp.	33,800	1,611,584
Yadkin Financial Corp.*	55,353	1,123,666

		49,274,310

Beverages 0.4%
Boston Beer Co., Inc. (The), Class A*	7,920	2,117,808

Biotechnology 1.6%
Bluebird Bio, Inc.*	7,490	904,567
Celldex Therapeutics, Inc.*	20,090	559,908
Cepheid*	15,140	861,466
Emergent Biosolutions, Inc.*	57,244	1,646,338
Juno Therapeutics, Inc.*	2,190	132,845
Neurocrine Biosciences, Inc.*	7,980	316,886
PDL BioPharma, Inc.	142,700	1,003,895
PTC Therapeutics, Inc.*	13,030	792,876
Receptos, Inc.*	2,590	427,065
Ultragenyx Pharmaceutical, Inc.*	16,870	1,047,458

		7,693,304

Building Products 2.0%
A.O. Smith Corp.	33,640	2,208,802
AAON, Inc.	57,350	1,406,796
Advanced Drainage Systems, Inc.	7,900	236,526
Continental Building Products, Inc.*	59,098	1,335,024
Lennox International, Inc.	14,010	1,564,777
NCI Building Systems, Inc.*	74,280	1,283,558
PGT, Inc.*	137,501	1,536,574

		9,572,057

Capital Markets 2.5%
American Capital Ltd.*	104,900	1,551,471
Cowen Group, Inc., Class A*	293,220	1,524,744
Hercules Technology Growth Capital, Inc.	119,419	1,609,768
HFF, Inc., Class A	16,874	633,450
Piper Jaffray Cos.*	11,100	582,306
Silvercrest Asset Management Group, Inc., Class A	18,183	259,108
Solar Capital Ltd.	83,955	1,699,249
TCP Capital Corp.(b)	100,588	1,611,420
TPG Specialty Lending, Inc.	85,200	1,466,292
TriplePoint Venture Growth BDC Corp.(b)	107,880	1,522,187

		12,459,995

Chemicals 2.4%
Balchem Corp.	21,200	1,174,056
Cabot Corp.	24,700	1,111,500
Innophos Holdings, Inc.	13,200	743,952
Minerals Technologies, Inc.	21,730	1,588,463
NewMarket Corp.	1,600	764,480
Olin Corp.	36,300	1,163,052
OM Group, Inc.	51,820	1,556,155
Quaker Chemical Corp.	3,500	299,740
RPM International, Inc.	22,348	1,072,481
Sensient Technologies Corp.	33,400	2,300,591

		11,774,470

Commercial Services & Supplies 2.8%
ARC Document Solutions, Inc.*	136,900	1,263,587
Deluxe Corp.	25,700	1,780,496
Ennis, Inc.	52,795	745,465
G&K Services, Inc., Class A	4,700	340,891
Healthcare Services Group, Inc.	37,150	1,193,630
Knoll, Inc.	78,800	1,846,284
Mobile Mini, Inc.	42,000	1,790,880
Performant Financial Corp.*	44,350	150,790
Pitney Bowes, Inc.	48,800	1,138,016
Rollins, Inc.	67,412	1,667,099
Team, Inc.*	7,100	276,758
UniFirst Corp.	3,900	458,991
United Stationers, Inc.	20,382	835,458

		13,488,345

Communications Equipment 0.6%
Alliance Fiber Optic Products, Inc.	44,300	771,706
NETGEAR, Inc.*	24,300	798,984

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Communications Equipment (continued)
Polycom, Inc.*	96,800	$1,297,120

		2,867,810

Construction & Engineering 0.7%
Comfort Systems USA, Inc.	71,800	1,510,672
EMCOR Group, Inc.	22,500	1,045,575
Orion Marine Group, Inc.*	95,400	845,244
Primoris Services Corp.	700	12,033

		3,413,524

Construction Materials 0.1%
Eagle Materials, Inc.	6,400	534,784

Consumer Finance 0.6%
Encore Capital Group, Inc.*	37,460	1,557,961
PRA Group, Inc.*	26,300	1,428,616

		2,986,577

Containers & Packaging 1.1%
AptarGroup, Inc.	26,500	1,683,280
Berry Plastics Group, Inc.*	69,431	2,512,708
Silgan Holdings, Inc.	18,600	1,081,218

		5,277,206

Distributors 0.5%
Core-Mark Holding Co., Inc.	14,192	912,829
Pool Corp.	24,200	1,688,192

		2,601,021

Diversified Consumer Services 0.7%
Bright Horizons Family Solutions, Inc.*	35,167	1,803,012
Carriage Services, Inc.	66,300	1,582,581

		3,385,593

Diversified Financial Services 0.4%
Gain Capital Holdings, Inc.	46,100	450,397
MarketAxess Holdings, Inc.	17,900	1,483,910

		1,934,307

Diversified Telecommunication Services 0.3%
Iridium Communications, Inc.*(b)	142,600	1,384,646

Electric Utilities 1.3%
Empire District Electric Co. (The)	72,000	1,787,040
IDACORP, Inc.	19,500	1,225,965
PNM Resources, Inc.	67,500	1,971,000
Portland General Electric Co.	34,200	1,268,478

		6,252,483

Electrical Equipment 0.1%
Franklin Electric Co., Inc.	11,400	434,796
Thermon Group Holdings, Inc.*	6,800	163,676

		598,472

Electronic Equipment, Instruments & Components 2.7%
Badger Meter, Inc.	11,700	701,298
Cognex Corp.*	29,950	1,485,221
FARO Technologies, Inc.*	7,500	465,975
FEI Co.	16,400	1,251,976
IPG Photonics Corp.*	8,110	751,797
Littelfuse, Inc.	6,500	646,035
Methode Electronics, Inc.	16,020	753,581
MTS Systems Corp.	4,600	347,990
Newport Corp.*	75,800	1,444,748
Plexus Corp.*	31,400	1,280,178
Rogers Corp.*	11,000	904,310
SYNNEX Corp.	17,900	1,382,775
Zebra Technologies Corp., Class A*	17,347	1,573,632

		12,989,516

Energy Equipment & Services 0.4%
CARBO Ceramics, Inc.	9,250	282,218
Natural Gas Services Group, Inc.*	37,500	720,749
Oceaneering International, Inc.	9,700	523,121
Patterson-UTI Energy, Inc.	16,180	303,780
Tidewater, Inc.(b)	16,565	317,054

		2,146,922

Food & Staples Retailing 0.5%
Diplomat Pharmacy, Inc.*	10,580	365,856
SpartanNash Co.	60,683	1,915,156

		2,281,012

Food Products 1.2%
B&G Foods, Inc.	17,100	503,253
Flowers Foods, Inc.	29,625	673,673
Hain Celestial Group, Inc. (The)*	22,620	1,448,811
J&J Snack Foods Corp.	18,585	1,983,019
Lancaster Colony Corp.	7,100	675,707
Sanderson Farms, Inc.(b)	10,000	796,500

		6,080,963

Gas Utilities 0.5%
Chesapeake Utilities Corp.	13,050	660,461
Southwest Gas Corp.	33,347	1,939,794

		2,600,255

Health Care Equipment & Supplies 4.3%
Abaxis, Inc.	17,100	1,096,281
Alere, Inc.*	37,600	1,838,640
Cantel Medical Corp.	22,370	1,062,575
Cardiovascular Systems, Inc.*	21,920	855,757
Cyberonics, Inc.*	9,900	642,708
DexCom, Inc.*	37,334	2,327,401
Haemonetics Corp.*	32,900	1,477,868
IDEXX Laboratories, Inc.*	2,904	448,610
Inogen, Inc.*	11,730	375,243
K2M Group Holdings, Inc.*	28,830	635,702
Meridian Bioscience, Inc.	20,869	398,181
Neogen Corp.*	3,850	179,911
NuVasive, Inc.*	6,920	318,251
NxStage Medical, Inc.*	36,300	627,990
Sirona Dental Systems, Inc.*	14,438	1,299,276
Spectranetics Corp. (The)*	59,290	2,060,919
STERIS Corp.	14,780	1,038,591
Thoratec Corp.*	9,400	393,766
West Pharmaceutical Services, Inc.	69,380	4,177,369

		21,255,039

Health Care Providers & Services 3.0%
Acadia Healthcare Co., Inc.*	32,430	2,321,988
Amsurg Corp.*	14,248	876,537
Centene Corp.*	31,600	2,233,804
Chemed Corp.	8,025	958,185
Ensign Group, Inc. (The)	29,902	1,401,208
ExamWorks Group, Inc.*	24,230	1,008,453

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Health Care Providers & Services (continued)
HealthEquity, Inc.*	18,100	$452,319
LifePoint Hospitals, Inc.*	13,103	962,415
Providence Service Corp. (The)*	21,900	1,163,328
Team Health Holdings, Inc.*	29,050	1,699,716
U.S. Physical Therapy, Inc.	2,900	137,750
VCA, Inc.*	29,920	1,640,214

		14,855,917

Health Care Technology 0.3%
Omnicell, Inc.*	24,600	863,460
Veeva Systems, Inc., Class A*(b)	23,610	602,763

		1,466,223

Hotels, Restaurants & Leisure 3.8%
Brinker International, Inc.	21,400	1,317,384
Buffalo Wild Wings, Inc.*	10,170	1,843,211
Cheesecake Factory, Inc. (The)	13,100	646,223
ClubCorp Holdings, Inc.	58,298	1,128,649
Cracker Barrel Old Country Store, Inc.	6,750	1,026,945
Dave & Buster’s Entertainment, Inc.*	19,760	601,890
Fiesta Restaurant Group, Inc.*	23,520	1,434,720
Intrawest Resorts Holdings, Inc.*	79,550	693,676
Jack in the Box, Inc.	21,630	2,074,749
La Quinta Holdings, Inc.*	51,580	1,221,414
Marriott Vacations Worldwide Corp.	18,414	1,492,455
Papa John’s International, Inc.	31,070	1,920,437
Popeyes Louisiana Kitchen, Inc.*	26,790	1,602,578
Texas Roadhouse, Inc.	22,500	819,675
Zoe’s Kitchen, Inc.*	26,280	874,861

		18,698,867

Household Durables 0.3%
Installed Building Products, Inc.*	75,369	1,640,029

Household Products 0.3%
Church & Dwight Co., Inc.	15,500	1,324,010

Independent Power and Renewable Electricity Producers 0.3%
Dynegy, Inc.*	48,000	1,508,640

Industrial Conglomerates 0.1%
Raven Industries, Inc.	17,274	353,426

Information Technology Services 0.7%
Convergys Corp.	79,000	1,806,730
Global Cash Access Holdings, Inc.*	102,700	782,574
Jack Henry & Associates, Inc.	11,600	810,724

		3,400,028

Insurance 2.6%
American Financial Group, Inc.	27,514	1,765,023
AMERISAFE, Inc.	27,300	1,262,625
Hanover Insurance Group, Inc. (The)	25,900	1,879,822
National General Holdings Corp.	59,600	1,114,520
Patriot National, Inc.*	88,405	1,122,744
Reinsurance Group of America, Inc.	26,634	2,482,022
RLI Corp.	17,000	890,970
Safety Insurance Group, Inc.	10,000	597,500
StanCorp Financial Group, Inc.	21,600	1,481,760

		12,596,986

Internet & Catalog Retail 0.2%
HSN, Inc.	15,230	1,039,143

Internet Software & Services 2.3%
comScore, Inc.*	3,600	184,320
CoStar Group, Inc.*	12,390	2,451,113
Demandware, Inc.*	10,810	658,329
Envestnet, Inc.*	17,220	965,698
GrubHub, Inc.*	27,830	1,263,204
j2 Global, Inc.	34,500	2,265,960
Monster Worldwide, Inc.*	161,700	1,025,178
Perficient, Inc.*	74,900	1,549,681
Shutterstock, Inc.*	10,870	746,443

		11,109,926

Leisure Products 0.6%
Polaris Industries, Inc.	10,300	1,453,330
Smith & Wesson Holding Corp.*(b)	131,200	1,670,176

		3,123,506

Life Sciences Tools & Services 0.3%
Bio-Techne Corp.	7,400	742,146
PAREXEL International Corp.*	9,188	633,880

		1,376,026

Machinery 4.3%
Briggs & Stratton Corp.	77,700	1,595,958
CIRCOR International, Inc.	4,300	235,210
CLARCOR, Inc.	26,500	1,750,590
Gorman-Rupp Co. (The)	14,750	441,763
Graco, Inc.	5,800	418,528
Lincoln Electric Holdings, Inc.	4,300	281,177
Lindsay Corp.	7,300	556,625
Middleby Corp. (The)*	37,060	3,804,209
Navistar International Corp.*	26,114	770,363
Nordson Corp.	14,682	1,150,188
Oshkosh Corp.	28,000	1,366,120
RBC Bearings, Inc.	7,400	566,396
Tennant Co.	9,655	631,147
Toro Co. (The)	17,422	1,221,631
Valmont Industries, Inc.	7,500	921,600
Wabtec Corp.	57,216	5,436,092

		21,147,597

Media 1.2%
Gray Television, Inc.*	13,900	192,098
Live Nation Entertainment, Inc.*	38,600	973,878
Madison Square Garden Co. (The), Class A*	9,500	804,175
MDC Partners, Inc., Class A	51,550	1,461,442
Media General, Inc.*	53,051	874,811
Nexstar Broadcasting Group, Inc., Class A	22,700	1,298,894

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)

Media (continued)
Rentrak Corp.*	2,000	$111,120

		5,716,418

Metals & Mining 1.0%
AK Steel Holding Corp.*	177,074	791,521
Century Aluminum Co.*	26,600	367,080
Compass Minerals International, Inc.	18,700	1,743,027
Globe Specialty Metals, Inc.	92,294	1,746,202

		4,647,830

Multiline Retail 0.4%
Burlington Stores, Inc.*	34,630	2,057,715

Multi-Utilities 0.3%
Avista Corp.	31,447	1,074,858
NorthWestern Corp.	7,100	381,909

		1,456,767

Oil, Gas & Consumable Fuels 1.9%
Bill Barrett Corp.*	42,100	349,430
Callon Petroleum Co.*	110,989	829,088
Diamondback Energy, Inc.*	17,740	1,363,142
Energen Corp.	18,398	1,214,268
EP Energy Corp., Class A*(b)	74,300	778,664
Evolution Petroleum Corp.	8,900	52,955
Gulfport Energy Corp.*	34,600	1,588,486
Matador Resources Co.*	15,700	344,144
Midstates Petroleum Co., Inc.*(b)	132,200	112,370
PDC Energy, Inc.*	5,800	313,432
SM Energy Co.	18,915	977,527
Stone Energy Corp.*	37,800	554,904
Synergy Resources Corp.*	25,200	298,620
Whiting Petroleum Corp.*	11,356	350,900

		9,127,930

Personal Products 0.2%
Avon Products, Inc.	94,600	755,854

Pharmaceuticals 1.0%
Akorn, Inc.*	29,020	1,378,740
Medicines Co. (The)*	25,100	703,302
Pacira Pharmaceuticals, Inc.*	5,110	454,024
Pernix Therapeutics Holdings, Inc.*(b)	113,100	1,209,039
Phibro Animal Health Corp., Class A	7,000	247,870
POZEN, Inc.*	137,000	1,057,640

		5,050,615

Professional Services 1.4%
Exponent, Inc.	21,500	1,911,350
Heidrick & Struggles International, Inc.	58,000	1,425,640
Kforce, Inc.	52,700	1,175,737
Mistras Group, Inc.*	9,300	179,118
On Assignment, Inc.*	21,900	840,303
Paylocity Holding Corp.*	38,290	1,096,626

		6,628,774

Real Estate Investment Trusts (REITs) 4.1%
AG Mortgage Investment Trust, Inc.	65,400	1,232,136
American Assets Trust, Inc.	29,972	1,297,188
CBL & Associates Properties, Inc.	62,900	1,245,420
Cherry Hill Mortgage Investment Corp.	64,824	1,142,847
Colony Financial, Inc., Class A	57,457	1,489,285
Education Realty Trust, Inc.	24,914	881,457
EPR Properties	20,400	1,224,612
Healthcare Trust of America, Inc., Class A	24,400	679,784
iStar Financial, Inc.*	127,300	1,654,900
MFA Financial, Inc.	144,217	1,133,546
One Liberty Properties, Inc.	34,770	849,083
Pebblebrook Hotel Trust	13,490	628,229
Piedmont Office Realty Trust, Inc., Class A	40,900	761,149
RAIT Financial Trust	195,500	1,341,130
Summit Hotel Properties, Inc.	182,412	2,566,538
Two Harbors Investment Corp.	122,200	1,297,764
ZAIS Financial Corp.(b)	32,200	574,448

		19,999,516

Real Estate Management & Development 0.3%
Marcus & Millichap, Inc.*	9,470	354,936
RE/MAX Holdings, Inc., Class A	30,131	1,000,650

		1,355,586

Road & Rail 1.3%
Genesee & Wyoming, Inc., Class A*	3,800	366,472
Knight Transportation, Inc.	38,930	1,255,493
Old Dominion Freight Line, Inc.*	18,080	1,397,584
Quality Distribution, Inc.*	127,148	1,313,439
Ryder System, Inc.	15,900	1,508,750
Saia, Inc.*	10,560	467,808

		6,309,546

Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc.*	60,200	1,544,732
Ambarella, Inc.*	12,710	962,274
Cavium, Inc.*	36,280	2,569,350
Cypress Semiconductor Corp.*	173,255	2,444,634
FormFactor, Inc.*	140,900	1,249,783
M/A-COM Technology Solutions Holdings, Inc.*	24,930	928,892
Mattson Technology, Inc.*	251,843	992,261
Microsemi Corp.*	8,980	317,892
MKS Instruments, Inc.	7,710	260,675
Monolithic Power Systems, Inc.	50,420	2,654,613
Pericom Semiconductor Corp.	31,800	491,946
Power Integrations, Inc.	25,600	1,333,248

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Semiconductors & Semiconductor Equipment (continued)
Xcerra Corp.*	170,800	$1,518,412

		17,268,712

Software 6.0%
Advent Software, Inc.	3,100	136,741
Aspen Technology, Inc.*	8,800	338,712
BancTec, Inc.*(a)	36,134	0
FactSet Research Systems, Inc.	4,100	652,720
Fair Isaac Corp.	8,100	718,632
Glu Mobile, Inc.*	149,900	750,999
Guidewire Software, Inc.*	38,930	2,048,107
HubSpot, Inc.*	19,320	770,868
Manhattan Associates, Inc.*	62,150	3,145,412
Mentor Graphics Corp.	51,600	1,239,948
Monotype Imaging Holdings, Inc.	29,400	959,616
NetScout Systems, Inc.*	21,700	951,545
Proofpoint, Inc.*	46,320	2,743,070
ServiceNow, Inc.*	20,340	1,602,385
Solera Holdings, Inc.	23,400	1,208,844
SS&C Technologies Holdings, Inc.	2,400	149,520
Tableau Software, Inc., Class A*	22,740	2,103,905
TiVo, Inc.*	92,500	981,425
Tyler Technologies, Inc.*	35,610	4,292,073
Ultimate Software Group, Inc. (The)*	15,520	2,637,702
Verint Systems, Inc.*	17,600	1,089,968
Zendesk, Inc.*	27,150	616,034

		29,138,226

Specialty Retail 1.5%
Asbury Automotive Group, Inc.*	1,500	124,650
Ascena Retail Group, Inc.*	58,800	853,188
Express, Inc.*	47,400	783,522
Hibbett Sports, Inc.*	17,900	878,174
Lithia Motors, Inc., Class A	2,100	208,761
Michaels Cos., Inc. (The)*	41,160	1,113,790
Monro Muffler Brake, Inc.	3,700	240,685
Office Depot, Inc.*	134,900	1,241,080
Sally Beauty Holdings, Inc.*	31,700	1,089,529
Tractor Supply Co.	9,900	842,094

		7,375,473

Technology Hardware, Storage & Peripherals 0.8%
Electronics For Imaging, Inc.*	19,100	797,425
QLogic Corp.*	137,900	2,032,646
Quantum Corp.*	708,800	1,134,080

		3,964,151

Textiles, Apparel & Luxury Goods 1.4%
Carter’s, Inc.	13,790	1,275,161
Columbia Sportswear Co.	5,070	308,763
G-III Apparel Group Ltd.*	18,100	2,038,965
Skechers U.S.A., Inc., Class A*	20,878	1,501,337
Steven Madden Ltd.*	30,200	1,147,600
Wolverine World Wide, Inc.	13,400	448,230

		6,720,056

Thrifts & Mortgage Finance 1.7%
Berkshire Hills Bancorp, Inc.	28,418	787,179
BofI Holding, Inc.*	10,300	958,312
Meta Financial Group, Inc.	35,572	1,413,276
NMI Holdings, Inc., Class A*	118,300	886,067
Provident Financial Services, Inc.	96,800	1,805,319
United Financial Bancorp, Inc.	70,181	872,350
Walker & Dunlop, Inc.*	85,121	1,509,195

		8,231,698

Trading Companies & Distributors 1.3%
Applied Industrial Technologies, Inc.	20,000	906,800
H&E Equipment Services, Inc.	57,400	1,434,426
Rush Enterprises, Inc., Class A*	47,100	1,288,656
Stock Building Supply Holdings, Inc.*	62,165	1,122,700
Titan Machinery, Inc.*(b)	66,800	891,780
Watsco, Inc.	6,900	867,330

		6,511,692

		435,450,879

VIRGIN ISLANDS, BRITISH 0.0%†
Real Estate Management & Development 0.0%†
Altisource Asset Management Corp.*	1,160	214,751

Total Common Stocks (cost $369,662,411)		467,691,309

Preferred Stocks 0.0%†
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Mode Media Corp., Series M-1*(a)	19,276	33,926
Mode Media Corp., Escrow ADR, Series M-1*(a)	2,754	2,203

		36,129

Total Preferred Stocks (cost $109,333)		36,129

Corporate Bonds 0.0%†

	Principal Amount	Market Value
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Mode Media Corp., Subordinated Note, 9.00%, 12/02/14(a)	$42,256	$37,016

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
UNITED STATES (continued)
Internet Software & Services (continued)
Mode Media Corp., Subordinated Note Escrow, 9.00%, 12/02/14(a)	$1,544	$611

Total Corporate Bonds (cost $43,259)		37,627

Repurchase Agreements 1.7%
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $1,202,465 collateralized by U.S. Government Agency Securities, ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45; total market value $1,226,510.(c)	1,202,461	1,202,461
BNP Paribas Securities Corp., 0.07%, dated 03/25/15, due 04/01/15, repurchase price $5,000,068, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 04/15/16 - 05/15/44; total market value $5,100,002.(c)	5,000,000	5,000,000
Goldman Sachs & Co., 0.15%, dated 03/31/15, due 04/01/15, repurchase price $2,000,008, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 8.00%, maturing 12/20/22 - 03/20/45; total market value $2,040,000.(c)	2,000,000	2,000,000

Total Repurchase Agreements (cost $8,202,461)		8,202,461

Total Investments (cost $378,017,464)(d) — 97.3%		475,967,526
Other assets in excess of liabilities — 2.7%		12,993,339

NET ASSETS — 100.0%		$488,960,865

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $7,915,963.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $8,202,461.
(d)	At March 31, 2015, the tax basis cost of the Fund’s investments was $380,613,782, tax unrealized appreciation and depreciation were $107,532,671 and $(12,178,927), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
RE	Reinsured
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$4,144,242	$—	$—	$4,144,242
Air Freight & Logistics	2,185,525	—	—	2,185,525
Airlines	2,575,917	—	—	2,575,917
Auto Components	5,617,893	—	—	5,617,893
Banks	50,618,615	—	—	50,618,615
Beverages	2,117,808	—	—	2,117,808
Biotechnology	7,693,304	—	—	7,693,304
Building Products	9,572,057	—	—	9,572,057
Capital Markets	13,218,960	—	—	13,218,960
Chemicals	12,994,870	—	—	12,994,870
Commercial Services & Supplies	13,488,345	—	—	13,488,345
Communications Equipment	2,867,810	—	—	2,867,810
Construction & Engineering	3,413,524	—	—	3,413,524
Construction Materials	2,489,463	—	—	2,489,463
Consumer Finance	2,986,577	—	—	2,986,577
Containers & Packaging	5,277,206	—	—	5,277,206
Distributors	2,601,021	—	—	2,601,021
Diversified Consumer Services	3,385,593	—	—	3,385,593

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Financial Services	$1,934,307	$—	$—	$1,934,307
Diversified Telecommunication Services	1,384,646	—	—	1,384,646
Electric Utilities	6,252,483	—	—	6,252,483
Electrical Equipment	598,472	—	—	598,472
Electronic Equipment, Instruments & Components	12,989,516	—	—	12,989,516
Energy Equipment & Services	2,523,914	696,563	—	3,220,477
Food & Staples Retailing	2,281,012	213,433	—	2,494,445
Food Products	6,080,963	—	—	6,080,963
Gas Utilities	2,600,255	—	—	2,600,255
Health Care Equipment & Supplies	21,255,039	—	—	21,255,039
Health Care Providers & Services	14,855,917	—	—	14,855,917
Health Care Technology	1,466,223	—	—	1,466,223
Hotels, Restaurants & Leisure	18,698,867	—	—	18,698,867
Household Durables	1,640,029	—	—	1,640,029
Household Products	1,324,010	—	—	1,324,010
Independent Power and Renewable Electricity Producers	1,508,640	—	—	1,508,640
Industrial Conglomerates	353,426	—	—	353,426
Information Technology Services	3,400,028	—	—	3,400,028
Insurance	21,762,035	—	—	21,762,035
Internet & Catalog Retail	1,039,143	—	—	1,039,143
Internet Software & Services	11,109,926	1	—	11,109,927
Leisure Products	3,123,506	—	—	3,123,506
Life Sciences Tools & Services	5,405,405	—	—	5,405,405
Machinery	21,147,597	—	—	21,147,597
Media	5,716,418	—	—	5,716,418
Metals & Mining	4,933,798	—	—	4,933,798
Multiline Retail	2,057,715	—	—	2,057,715
Multi-Utilities	1,456,767	—	—	1,456,767
Oil, Gas & Consumable Fuels	13,192,515	—	—	13,192,515
Paper & Forest Products	806,784	—	—	806,784
Personal Products	755,854	—	—	755,854
Pharmaceuticals	5,050,615	—	—	5,050,615
Professional Services	6,628,774	—	—	6,628,774
Real Estate Investment Trusts (REITs)	19,999,516	—	—	19,999,516
Real Estate Management & Development	1,570,337	—	—	1,570,337
Road & Rail	6,309,546	—	—	6,309,546
Semiconductors & Semiconductor Equipment	17,268,712	—	—	17,268,712
Software	31,387,111	2,595,703	—	33,982,814
Specialty Retail	7,375,473	—	—	7,375,473
Technology Hardware, Storage & Peripherals	5,268,631	—	—	5,268,631
Textiles, Apparel & Luxury Goods	6,720,056	—	—	6,720,056
Thrifts & Mortgage Finance	9,191,206	—	—	9,191,206
Trading Companies & Distributors	6,511,692	—	—	6,511,692

Total Common Stocks	$464,185,609	$3,505,700	$—	$467,691,309

Corporate Bonds	—	—	37,627	37,627
Preferred Stocks	—	—	36,129	36,129
Repurchase Agreements	—	8,202,461	—	8,202,461

Total	$464,185,609	$11,708,161	$73,756	$475,967,526

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Preferred Stocks	Corporate Bonds	Total
Balance as of 12/31/14	$36,129	$37,627	$73,756
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—	—
Purchases*	—	—	—
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 03/31/15	$36,129	$37,627	$73,756

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Nationwide Fund

Common Stocks 98.3%

	Shares	Market Value
Aerospace & Defense 4.0%
General Dynamics Corp.	181,750	$24,668,928
L-3 Communications Holdings, Inc.	55,200	6,943,608

		31,612,536

Air Freight & Logistics 0.9%
FedEx Corp.	42,650	7,056,443

Airlines 0.5%
American Airlines Group, Inc.	70,200	3,705,156

Auto Components 1.5%
Lear Corp.	106,990	11,856,632

Banks 6.1%
Citigroup, Inc.	42,700	2,199,904
JPMorgan Chase & Co.	144,823	8,773,377
Wells Fargo & Co.	683,450	37,179,680

		48,152,961

Beverages 1.7%
Coca-Cola Co. (The)	235,230	9,538,576
Molson Coors Brewing Co., Class B	55,230	4,111,874

		13,650,450

Biotechnology 2.8%
Biogen, Inc.*	21,870	9,234,389
Celgene Corp.*	32,330	3,727,002
Gilead Sciences, Inc.*	93,300	9,155,529

		22,116,920

Capital Markets 2.2%
Affiliated Managers Group, Inc.*	28,260	6,069,683
Goldman Sachs Group, Inc. (The)	40,230	7,562,033
Lazard Ltd., Class A(a)	74,000	3,891,660

		17,523,376

Chemicals 2.2%
PPG Industries, Inc.	76,088	17,160,888

Commercial Services & Supplies 0.7%
KAR Auction Services, Inc.	95,050	3,605,247
Waste Connections, Inc.	42,360	2,039,210

		5,644,457

Communications Equipment 2.4%
Cisco Systems, Inc.	178,225	4,905,643
QUALCOMM, Inc.	198,925	13,793,460

		18,699,103

Consumer Finance 1.1%
Discover Financial Services	158,510	8,932,039

Diversified Financial Services 0.9%
Berkshire Hathaway, Inc., Class B*	26,400	3,810,048
Voya Financial, Inc.	74,180	3,197,900

		7,007,948

Diversified Telecommunication Services 0.9%
CenturyLink, Inc.	121,080	4,183,314
Verizon Communications, Inc.	62,150	3,022,354

		7,205,668

Electric Utilities 0.3%
OGE Energy Corp.	62,580	1,978,154

Energy Equipment & Services 0.7%
Cameron International Corp.*	41,800	1,886,016
Dril-Quip, Inc.*	51,580	3,527,556

		5,413,572

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	17,600	2,666,312
CVS Health Corp.	78,040	8,054,508

		10,720,820

Food Products 3.0%
Keurig Green Mountain, Inc.	17,250	1,927,343
Mondelez International, Inc., Class A	505,200	18,232,668
Pinnacle Foods, Inc.	92,140	3,760,233

		23,920,244

Gas Utilities 0.4%
Questar Corp.	124,860	2,979,160

Health Care Equipment & Supplies 2.7%
Abbott Laboratories	461,295	21,371,797

Health Care Providers & Services 3.3%
Aetna, Inc.	53,920	5,744,097
McKesson Corp.	71,800	16,241,160
Universal Health Services, Inc., Class B	34,670	4,081,006

		26,066,263

Hotels, Restaurants & Leisure 3.3%
Carnival Corp.	222,900	10,663,536
Darden Restaurants, Inc.	63,400	4,396,156
McDonald’s Corp.	70,445	6,864,161
Starwood Hotels & Resorts Worldwide, Inc.	45,055	3,762,092

		25,685,945

Household Durables 1.0%
GoPro, Inc., Class A*	75,400	3,273,114
Newell Rubbermaid, Inc.	113,260	4,425,068

		7,698,182

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Household Products 1.3%
Procter & Gamble Co. (The)	124,880	$10,232,667

Industrial Conglomerates 1.9%
General Electric Co.	619,590	15,372,028

Information Technology Services 4.2%
Amdocs Ltd.	105,465	5,737,296
Broadridge Financial Solutions, Inc.	45,280	2,490,853
Cognizant Technology Solutions
Corp., Class A*	89,550	5,587,024
DST Systems, Inc.	48,520	5,371,649
Xerox Corp.	1,116,135	14,342,335

		33,529,157

Insurance 2.0%
Lincoln National Corp.	140,730	8,086,346
PartnerRe Ltd.	27,990	3,200,097
Prudential Financial, Inc.	54,340	4,364,045

		15,650,488

Internet & Catalog Retail 0.8%
Amazon.com, Inc.*	9,405	3,499,601
Liberty Interactive Corp., Series A*	85,290	2,489,615

		5,989,216

Internet Software & Services 2.4%
eBay, Inc.*	99,765	5,754,445
Google, Inc., Class A*	16,905	9,377,204
Google, Inc., Class C*	7,405	4,057,940

		19,189,589

Life Sciences Tools & Services 1.6%
Illumina, Inc.*	31,060	5,765,978
Thermo Fisher Scientific, Inc.	53,120	7,136,141

		12,902,119

Machinery 1.0%
Snap-on, Inc.	53,820	7,914,769

Media 2.5%
DISH Network Corp., Class A*	203,190	14,235,491
Live Nation Entertainment, Inc.*	132,350	3,339,191
Sirius XM Holdings, Inc.*	527,300	2,014,286

		19,588,968

Metals & Mining 0.5%
Alcoa, Inc.	134,900	1,742,908
United States Steel Corp.(a)	95,150	2,321,660

		4,064,568

Multiline Retail 0.4%
J.C. Penney Co., Inc.*(a)	397,430	3,342,386

Multi-Utilities 1.3%
CMS Energy Corp.	207,300	7,236,843
DTE Energy Co.	41,300	3,332,497

		10,569,340

Oil, Gas & Consumable Fuels 5.9%
Anadarko Petroleum Corp.	49,855	4,128,493
Chevron Corp.	183,905	19,306,347
Marathon Petroleum Corp.	19,600	2,006,844
Occidental Petroleum Corp.	60,510	4,417,230
Targa Resources Corp.	33,770	3,234,828
Valero Energy Corp.	105,490	6,711,274
World Fuel Services Corp.	46,100	2,649,828
WPX Energy, Inc.*	371,770	4,063,446

		46,518,290

Pharmaceuticals 4.9%
Johnson & Johnson	153,080	15,399,848
Merck & Co., Inc.	90,080	5,177,798
Pfizer, Inc.	509,295	17,718,373

		38,296,019

Real Estate Investment Trusts (REITs) 3.7%
American Capital Agency Corp.	327,370	6,982,802
Boston Properties, Inc.	28,880	4,057,062
Equity LifeStyle Properties, Inc.	51,170	2,811,792
Kilroy Realty Corp.	50,800	3,869,436
NorthStar Realty Finance Corp.	196,200	3,555,144
Prologis, Inc.	181,940	7,925,306

		29,201,542

Road & Rail 1.9%
Union Pacific Corp.	139,610	15,121,159

Semiconductors & Semiconductor Equipment 1.6%
Broadcom Corp., Class A	119,450	5,171,588
Skyworks Solutions, Inc.	71,740	7,051,324

		12,222,912

Software 4.1%
Adobe Systems, Inc.*	96,870	7,162,568
Electronic Arts, Inc.*	59,330	3,489,494
Microsoft Corp.	396,980	16,139,222
Oracle Corp.	123,945	5,348,226

		32,139,510

Specialty Retail 3.9%
CST Brands, Inc.	46,500	2,038,095
Home Depot, Inc. (The)	128,770	14,629,560
Lowe’s Cos., Inc.	190,410	14,164,600

		30,832,255

Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc.	245,210	30,511,480
EMC Corp.	256,290	6,550,772
Hewlett-Packard Co.	110,830	3,453,463

		40,515,715

Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	98,120	3,288,001
NIKE, Inc., Class B	25,415	2,549,887

		5,837,888

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Tobacco 1.5%
Philip Morris International, Inc.	160,300	$12,075,399

Trading Companies & Distributors 0.8%
HD Supply Holdings, Inc.*	200,610	6,250,005

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	98,195	2,445,056

Total Common Stocks (cost $666,444,903)		775,959,759

Repurchase Agreements 0.9%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $3,364,075, collateralized by U.S. Government Agency Securities ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45; total market value $3,431,344.(b)	$3,364,063	3,364,063
BNP Paribas Securities Corp., 0.07%, dated 03/25/15, due 04/01/15, repurchase price $2,000,027, collateralized by U.S. Government Treasury Securities ranging from 0.00% - 2.50%, maturing 04/15/16 - 05/15/44; total market value $2,040,001.(b)	2,000,000	2,000,000
Goldman Sachs & Co., 0.15%, dated 03/31/15, due 04/01/15, repurchase price $2,000,008, collateralized by U.S. Government Agency Securities ranging from 1.63% - 8.00%, maturing 12/20/22 - 03/20/45; total market value $2,040,000.(b)	2,000,000	2,000,000

Total Repurchase Agreements (cost $7,364,063)		7,364,063

Total Investments (cost $673,808,966)(c) — 99.2%		783,323,822
Other assets in excess of liabilities — 0.8%		6,529,773

NET ASSETS — 100.0%		$789,853,595

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $7,274,491.
(b)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $7,364,063.
(c)	At March 31, 2015, the tax basis cost of the Fund’s investments was $675,680,805, tax unrealized appreciation and depreciation were $127,376,987 and $(19,733,970), respectively.

Ltd.	Limited
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Nationwide Fund (Continued)

At March 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
134	S&P 500 E-Mini	06/19/15	$13,807,360	$113,176

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Nationwide Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$775,959,759	$—	$—	$775,959,759
Futures Contracts	113,176	—	—	113,176
Repurchase Agreements	—	7,364,063	—	7,364,063

Total	$776,072,935	$7,364,063	$—	$783,436,998

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to enable the Fund to more closely approximate the performance of its benchmark indices or for tactical hedging purpose. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Nationwide Fund (Continued)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$113,176

Total		$113,176

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Real Estate Fund

Common Stocks 99.5%

	Shares	Market Value
Real Estate Investment Trusts (REITs) 99.5%
American Tower Corp.	214,500	$20,195,175
AvalonBay Communities, Inc.	85,900	14,968,075
Brandywine Realty Trust	689,893	11,024,490
Brixmor Property Group, Inc.	564,277	14,981,554
Camden Property Trust	158,205	12,360,557
CBL & Associates Properties, Inc.	1,158,503	22,938,359
Corporate Office Properties Trust	323,063	9,491,591
DCT Industrial Trust, Inc.	161,622	5,601,819
Douglas Emmett, Inc.	556,878	16,600,533
Highwoods Properties, Inc.	327,100	14,974,638
Home Properties, Inc.	136,000	9,423,440
Host Hotels & Resorts, Inc.	528,400	10,663,112
Lexington Realty Trust	721,900	7,096,277
Liberty Property Trust	302,300	10,792,110
Mid-America Apartment Communities, Inc.	197,900	15,291,733
National Health Investors, Inc.	129,191	9,173,853
NorthStar Realty Finance Corp.	504,500	9,141,540
Outfront Media, Inc.	581,528	17,399,318
Parkway Properties, Inc.	426,400	7,398,040
Prologis, Inc.	764,806	33,314,949
Simon Property Group, Inc.	194,200	37,993,288
SL Green Realty Corp.	121,136	15,551,440
Ventas, Inc.	103,000	7,521,060
Vornado Realty Trust	134,762	15,093,344
Weyerhaeuser Co.	331,100	10,975,965
WP GLIMCHER, Inc.	782,284	13,009,383

		372,975,643

Total Investments (cost $345,201,573)(a) — 99.5%		372,975,643
Other assets in excess of liabilities — 0.5%		1,697,983

NET ASSETS — 100.0%		$374,673,626

(a)	At March 31, 2015, the tax basis cost of the Fund’s investments was $345,558,048, tax unrealized appreciation and depreciation were $33,220,167 and $(5,802,572), respectively.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Real Estate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2015 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 96.1%

	Shares	Market Value
Aerospace & Defense 2.6%
Boeing Co. (The)	104,998	$15,758,100
General Dynamics Corp.	50,437	6,845,814
Honeywell International, Inc.	125,402	13,080,682
L-3 Communications Holdings, Inc.	13,228	1,663,950
Lockheed Martin Corp.	42,996	8,726,468
Northrop Grumman Corp.	31,801	5,118,689
Precision Castparts Corp.	22,723	4,771,830
Raytheon Co.	49,375	5,394,219
Rockwell Collins, Inc.	21,303	2,056,805
Textron, Inc.	44,118	1,955,751
United Technologies Corp.	132,451	15,523,257

		80,895,565

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.(a)	23,454	1,717,302
Expeditors International of Washington, Inc.	31,096	1,498,205
FedEx Corp.	42,202	6,982,321
United Parcel Service, Inc., Class B	111,389	10,798,050

		20,995,878

Airlines 0.6%
American Airlines Group, Inc.	114,879	6,063,314
Delta Air Lines, Inc.	132,117	5,939,980
Southwest Airlines Co.	108,744	4,817,359

		16,820,653

Auto Components 0.4%
BorgWarner, Inc.	36,404	2,201,714
Delphi Automotive PLC	46,527	3,710,063
Goodyear Tire & Rubber Co. (The)	43,879	1,188,243
Johnson Controls, Inc.	105,353	5,314,005

		12,414,025

Automobiles 0.7%
Ford Motor Co.	633,783	10,229,258
General Motors Co.	216,693	8,125,987
Harley-Davidson, Inc.	34,332	2,085,326

		20,440,571

Banks 5.5%
Bank of America Corp.	1,685,814	25,944,678
BB&T Corp.	115,382	4,498,744
Citigroup, Inc.	486,187	25,048,354
Comerica, Inc.	28,820	1,300,647
Fifth Third Bancorp	130,593	2,461,678
Huntington Bancshares, Inc.(a)	130,212	1,438,843
JPMorgan Chase & Co.	597,585	36,201,699
KeyCorp(a)	138,600	1,962,576
M&T Bank Corp.	21,281	2,702,687
PNC Financial Services Group, Inc. (The)	83,458	7,781,624
Regions Financial Corp.	215,243	2,034,046
SunTrust Banks, Inc.	83,965	3,450,122
U.S. Bancorp	285,494	12,467,523
Wells Fargo & Co.	751,498	40,881,491
Zions Bancorporation(a)	32,319	872,613

		169,047,325

Beverages 2.1%
Brown-Forman Corp., Class B	25,003	2,259,021
Coca-Cola Co. (The)	629,851	25,540,458
Coca-Cola Enterprises, Inc.	34,779	1,537,232
Constellation Brands, Inc., Class A*	26,878	3,123,492
Dr Pepper Snapple Group, Inc.	31,099	2,440,650
Molson Coors Brewing Co., Class B	25,582	1,904,580
Monster Beverage Corp.*	23,401	3,238,581
PepsiCo, Inc.	237,598	22,719,121

		62,763,135

Biotechnology 2.9%
Alexion Pharmaceuticals, Inc.*	32,376	5,610,761
Amgen, Inc.	121,632	19,442,875
Biogen, Inc.*	37,605	15,878,335
Celgene Corp.*	128,283	14,788,464
Gilead Sciences, Inc.*	238,726	23,426,183
Regeneron Pharmaceuticals, Inc.*	11,825	5,338,751
Vertex Pharmaceuticals, Inc.*	38,767	4,573,343

		89,058,712

Building Products 0.1%
Allegion PLC	15,313	936,696
Masco Corp.	56,810	1,516,827

		2,453,523

Capital Markets 2.2%
Affiliated Managers Group, Inc.*	8,751	1,879,540
Ameriprise Financial, Inc.	29,253	3,827,463
Bank of New York Mellon Corp. (The)	178,538	7,184,369
BlackRock, Inc.	20,334	7,438,991
Charles Schwab Corp. (The)	184,771	5,624,429
E*TRADE Financial Corp.*	46,015	1,313,958
Franklin Resources, Inc.	62,784	3,222,075
Goldman Sachs Group, Inc. (The)	64,892	12,197,749
Invesco Ltd.	68,959	2,736,983
Legg Mason, Inc.	16,231	895,951
Morgan Stanley	246,989	8,815,037

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
Northern Trust Corp.	35,526	$2,474,386
State Street Corp.	66,082	4,859,010
T. Rowe Price Group, Inc.	41,739	3,380,024

		65,849,965

Chemicals 2.3%
Air Products & Chemicals, Inc.	30,910	4,676,065
Airgas, Inc.	10,828	1,148,959
CF Industries Holdings, Inc.	7,679	2,178,379
Dow Chemical Co. (The)	174,425	8,368,911
E.I. du Pont de Nemours & Co.(a)	145,137	10,372,941
Eastman Chemical Co.	23,768	1,646,172
Ecolab, Inc.	43,267	4,948,879
FMC Corp.	21,223	1,215,017
International Flavors & Fragrances, Inc.	12,935	1,518,569
LyondellBasell Industries NV, Class A	63,476	5,573,193
Monsanto Co.	77,545	8,726,914
Mosaic Co. (The)	49,843	2,295,769
PPG Industries, Inc.	21,806	4,918,125
Praxair, Inc.	46,288	5,588,813
Sherwin-Williams Co. (The)	12,929	3,678,301
Sigma-Aldrich Corp.	19,077	2,637,395

		69,492,402

Commercial Services & Supplies 0.4%
ADT Corp. (The)	27,712	1,150,602
Cintas Corp.	15,608	1,274,081
Pitney Bowes, Inc.	32,324	753,796
Republic Services, Inc.	40,250	1,632,540
Stericycle, Inc.*	13,635	1,914,763
Tyco International PLC	67,047	2,887,044
Waste Management, Inc.	68,231	3,700,167

		13,312,993

Communications Equipment 1.5%
Cisco Systems, Inc.	818,202	22,521,010
F5 Networks, Inc.*	11,563	1,329,051
Harris Corp.	16,698	1,315,134
Juniper Networks, Inc.	58,058	1,310,950
Motorola Solutions, Inc.	30,562	2,037,569
QUALCOMM, Inc.	264,396	18,333,219

		46,846,933

Construction & Engineering 0.1%
Fluor Corp.	23,688	1,354,006
Jacobs Engineering Group, Inc.*	20,832	940,773
Quanta Services, Inc.*	33,893	966,967

		3,261,746

Construction Materials 0.1%
Martin Marietta Materials, Inc.	9,953	1,391,429
Vulcan Materials Co.	21,106	1,779,236

		3,170,665

Consumer Finance 0.8%
American Express Co.	140,486	10,974,766
Capital One Financial Corp.	88,411	6,968,555
Discover Financial Services	71,685	4,039,450
Navient Corp.	64,347	1,308,175

		23,290,946

Containers & Packaging 0.2%
Avery Dennison Corp.	14,603	772,645
Ball Corp.	22,049	1,557,541
MeadWestvaco Corp.	26,852	1,339,109
Owens-Illinois, Inc.*	26,273	612,686
Sealed Air Corp.	33,792	1,539,564

		5,821,545

Distributors 0.1%
Genuine Parts Co.	24,546	2,287,442

Diversified Consumer Services 0.0%†
H&R Block, Inc.	43,843	1,406,045

Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class B*	292,274	42,180,984
CME Group, Inc.	50,720	4,803,691
Intercontinental Exchange, Inc.	17,953	4,187,896
Leucadia National Corp.(a)	50,513	1,125,935
McGraw Hill Financial, Inc.	43,794	4,528,300
Moody’s Corp.	28,499	2,958,196
NASDAQ OMX Group, Inc. (The)	18,825	958,945

		60,743,947

Diversified Telecommunication Services 2.2%
AT&T, Inc.	831,752	27,156,703
CenturyLink, Inc.	91,418	3,158,492
Frontier Communications Corp.(a)	159,713	1,125,977
Level 3 Communications, Inc.*	45,882	2,470,287
Verizon Communications, Inc.	665,945	32,384,905
Windstream Holdings, Inc.(a)	96,053	710,792

		67,007,156

Electric Utilities 1.7%
American Electric Power Co., Inc.	78,370	4,408,313
Duke Energy Corp.	113,303	8,699,404
Edison International	52,190	3,260,309
Entergy Corp.(a)	28,909	2,240,158
Eversource Energy	50,745	2,563,637
Exelon Corp.	137,676	4,627,290
FirstEnergy Corp.	67,402	2,363,114
NextEra Energy, Inc.	71,033	7,390,984
Pepco Holdings, Inc.	40,569	1,088,466
Pinnacle West Capital Corp.	17,597	1,121,809
PPL Corp.	106,534	3,585,935
Southern Co. (The)	145,732	6,453,013
Xcel Energy, Inc.	81,001	2,819,645

		50,622,077

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Electrical Equipment 0.5%
AMETEK, Inc.	38,639	$2,030,093
Eaton Corp. PLC	76,078	5,168,739
Emerson Electric Co.	109,826	6,218,348
Rockwell Automation, Inc.	21,755	2,523,363

		15,940,543

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	49,584	2,921,985
Corning, Inc.	203,774	4,621,594
FLIR Systems, Inc.	22,589	706,584
TE Connectivity Ltd.	65,227	4,671,558

		12,921,721

Energy Equipment & Services 1.2%
Baker Hughes, Inc.	69,590	4,424,532
Cameron International Corp.*	31,640	1,427,597
Diamond Offshore Drilling, Inc.(a)	10,843	290,484
Ensco PLC, Class A	37,248	784,815
FMC Technologies, Inc.*(a)	37,431	1,385,321
Halliburton Co.(a)	136,071	5,970,796
Helmerich & Payne, Inc.(a)	17,249	1,174,139
National Oilwell Varco, Inc.	65,706	3,284,643
Noble Corp. PLC(a)	40,524	578,683
Schlumberger Ltd.	204,411	17,056,054
Transocean Ltd.(a)	54,260	795,994

		37,173,058

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	70,489	10,678,731
CVS Health Corp.	180,359	18,614,853
Kroger Co. (The)	78,667	6,030,612
Sysco Corp.(a)	94,821	3,577,596
Walgreens Boots Alliance, Inc.	139,709	11,830,558
Wal-Mart Stores, Inc.	253,008	20,809,908
Whole Foods Market, Inc.	57,853	3,012,984

		74,555,242

Food Products 1.6%
Archer-Daniels-Midland Co.	101,665	4,818,921
Campbell Soup Co.	28,518	1,327,513
ConAgra Foods, Inc.	68,048	2,485,793
General Mills, Inc.	96,727	5,474,748
Hershey Co. (The)	23,781	2,399,741
Hormel Foods Corp.	21,415	1,217,443
J.M. Smucker Co. (The)	16,380	1,895,657
Kellogg Co.	40,388	2,663,589
Keurig Green Mountain, Inc.	19,415	2,169,238
Kraft Foods Group, Inc.	94,336	8,218,081
McCormick & Co., Inc., Non-Voting Shares	20,689	1,595,329
Mead Johnson Nutrition Co.	32,379	3,255,061
Mondelez International, Inc., Class A	264,383	9,541,582
Tyson Foods, Inc., Class A	47,060	1,802,398

		48,865,094

Gas Utilities 0.0%†
AGL Resources, Inc.	19,042	945,435

Health Care Equipment & Supplies 2.1%
Abbott Laboratories(b)	241,764	11,200,926
Baxter International, Inc.	86,820	5,947,170
Becton, Dickinson and Co.	33,433	4,800,622
Boston Scientific Corp.*	213,339	3,786,767
C.R. Bard, Inc.(a)	11,997	2,007,698
DENTSPLY International, Inc.	22,596	1,149,910
Edwards Lifesciences Corp.*	17,254	2,458,005
Intuitive Surgical, Inc.*	5,858	2,958,466
Medtronic PLC	228,353	17,809,250
St. Jude Medical, Inc.	45,085	2,948,559
Stryker Corp.	47,876	4,416,561
Varian Medical Systems, Inc.*	16,022	1,507,510
Zimmer Holdings, Inc.	27,128	3,188,083

		64,179,527

Health Care Providers & Services 2.7%
Aetna, Inc.	56,339	6,001,794
AmerisourceBergen Corp.	33,423	3,799,192
Anthem, Inc.	42,761	6,602,726
Cardinal Health, Inc.	53,025	4,786,567
Cigna Corp.	41,424	5,361,923
DaVita HealthCare Partners, Inc.*	27,589	2,242,434
Express Scripts Holding Co.*	116,509	10,109,486
HCA Holdings, Inc.*	47,188	3,549,953
Henry Schein, Inc.*	13,462	1,879,564
Humana, Inc.	23,980	4,268,920
Laboratory Corp of America Holdings*	16,089	2,028,662
McKesson Corp.	37,301	8,437,486
Patterson Cos., Inc.(a)	13,752	670,960
Quest Diagnostics, Inc.(a)	23,255	1,787,147
Tenet Healthcare Corp.*	15,606	772,653
UnitedHealth Group, Inc.	152,861	18,081,928
Universal Health Services, Inc., Class B	14,540	1,711,503

		82,092,898

Health Care Technology 0.1%
Cerner Corp.*	48,892	3,581,828

Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	72,148	3,451,560
Chipotle Mexican Grill, Inc.*	4,968	3,231,883
Darden Restaurants, Inc.	19,882	1,378,618
Marriott International, Inc., Class A	33,244	2,670,158
McDonald’s Corp.	154,051	15,010,729
Royal Caribbean Cruises Ltd.	26,401	2,160,922
Starbucks Corp.	120,131	11,376,406
Starwood Hotels & Resorts
Worldwide, Inc.	27,519	2,297,837
Wyndham Worldwide Corp.	19,323	1,748,152
Wynn Resorts Ltd.	12,922	1,626,621
Yum! Brands, Inc.	69,421	5,464,821

		50,417,707

Household Durables 0.4%
D.R. Horton, Inc.	52,861	1,505,481
Garmin Ltd.(a)	19,340	919,037

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Household Durables (continued)
Harman International Industries, Inc.	11,001	1,470,064
Leggett & Platt, Inc.	22,151	1,020,939
Lennar Corp., Class A	28,711	1,487,517
Mohawk Industries, Inc.*	9,970	1,851,927
Newell Rubbermaid, Inc.	43,638	1,704,937
PulteGroup, Inc.	53,168	1,181,925
Whirlpool Corp.(a)	12,507	2,527,164

		13,668,991

Household Products 1.8%
Clorox Co. (The)	20,983	2,316,313
Colgate-Palmolive Co.	136,666	9,476,420
Kimberly-Clark Corp.	58,578	6,274,290
Procter & Gamble Co. (The)	432,871	35,469,450

		53,536,473

Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	104,878	1,347,682
NRG Energy, Inc.	54,404	1,370,437

		2,718,119

Industrial Conglomerates 2.2%
3M Co.	101,740	16,782,013
Danaher Corp.	98,364	8,351,104
General Electric Co.	1,613,047	40,019,696
Roper Industries, Inc.	16,043	2,759,396

		67,912,209

Information Technology Services 3.2%
Accenture PLC, Class A	100,605	9,425,683
Alliance Data Systems Corp.*	10,067	2,982,349
Automatic Data Processing, Inc.	76,159	6,522,257
Cognizant Technology Solutions Corp., Class A*	97,542	6,085,645
Computer Sciences Corp.	22,513	1,469,649
Fidelity National Information Services, Inc.	45,716	3,111,431
Fiserv, Inc.*	38,258	3,037,685
International Business Machines Corp.	147,337	23,647,589
MasterCard, Inc., Class A	156,466	13,517,098
Paychex, Inc.	52,407	2,600,173
Teradata Corp.*	23,265	1,026,917
Total System Services, Inc.	26,703	1,018,719
Visa, Inc., Class A	312,984	20,472,283
Western Union Co. (The)	83,548	1,738,634
Xerox Corp.	167,559	2,153,133

		98,809,245

Insurance 2.6%
ACE Ltd.	52,467	5,849,546
Aflac, Inc.	70,349	4,503,039
Allstate Corp. (The)	66,746	4,750,313
American International Group, Inc.	219,978	12,052,595
Aon PLC	44,919	4,317,614
Assurant, Inc.(a)	11,293	693,503
Chubb Corp. (The)	37,002	3,740,902
Cincinnati Financial Corp.(a)	23,474	1,250,695
Genworth Financial, Inc., Class A*	79,147	578,564
Hartford Financial Services Group, Inc. (The)	67,471	2,821,637
Lincoln National Corp.	41,095	2,361,319
Loews Corp.	47,960	1,958,207
Marsh & McLennan Cos., Inc.	86,751	4,865,864
MetLife, Inc.	179,107	9,053,859
Principal Financial Group, Inc.	43,870	2,253,602
Progressive Corp. (The)	85,783	2,333,298
Prudential Financial, Inc.	72,768	5,843,998
Torchmark Corp.(a)	20,522	1,127,068
Travelers Cos., Inc. (The)	51,510	5,569,776
Unum Group(a)	40,150	1,354,259
XL Group PLC(a)	41,352	1,521,754

		78,801,412

Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	61,023	22,706,658
Expedia, Inc.	15,811	1,488,289
Netflix, Inc.*	9,687	4,036,476
Priceline Group, Inc. (The)*	8,325	9,691,549
TripAdvisor, Inc.*	17,750	1,476,268

		39,399,240

Internet Software & Services 3.3%
Akamai Technologies, Inc.*	28,604	2,032,171
eBay, Inc.*	176,494	10,180,174
Equinix, Inc.	9,032	2,103,101
Facebook, Inc., Class A*	336,415	27,658,359
Google, Inc., Class A*	45,763	25,384,736
Google, Inc., Class C*	45,858	25,130,184
VeriSign, Inc.*(a)	16,861	1,129,181
Yahoo!, Inc.*	139,541	6,200,505

		99,818,411

Leisure Products 0.1%
Hasbro, Inc.(a)	18,022	1,139,711
Mattel, Inc.	54,337	1,241,601

		2,381,312

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	53,544	2,224,753
PerkinElmer, Inc.(a)	17,997	920,367
Thermo Fisher Scientific, Inc.	63,598	8,543,755
Waters Corp.*	13,382	1,663,650

		13,352,525

Machinery 1.4%
Caterpillar, Inc.	97,181	7,777,395
Cummins, Inc.	26,995	3,742,587
Deere & Co.	54,415	4,771,651
Dover Corp.	26,133	1,806,313
Flowserve Corp.	21,803	1,231,652
Illinois Tool Works, Inc.	55,953	5,435,274
Ingersoll-Rand PLC	42,206	2,873,385
Joy Global, Inc.	15,647	613,049
PACCAR, Inc.	56,764	3,584,079
Pall Corp.	17,022	1,708,839
Parker-Hannifin Corp.	22,833	2,712,104

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Pentair PLC	29,242	$1,839,029
Snap-on, Inc.	9,262	1,362,070
Stanley Black & Decker, Inc.	25,251	2,407,935
Xylem, Inc.(a)	29,115	1,019,607

		42,884,969

Media 3.4%
Cablevision Systems Corp., Class A(a)	35,345	646,813
CBS Corp. Non-Voting Shares, Class B	73,328	4,445,877
Comcast Corp., Class A	407,289	22,999,610
DIRECTV*(a)	80,454	6,846,635
Discovery Communications, Inc., Class A*	23,581	725,352
Discovery Communications, Inc., Class C*	43,552	1,283,695
Gannett Co., Inc.	36,375	1,348,785
Interpublic Group of Cos., Inc. (The)	67,161	1,485,601
News Corp., Class A*	80,391	1,287,060
Omnicom Group, Inc.	39,764	3,100,797
Scripps Networks Interactive, Inc., Class A	15,616	1,070,633
Time Warner Cable, Inc.	45,029	6,748,947
Time Warner, Inc.	133,118	11,240,484
Twenty-First Century Fox, Inc.,
Class A(a)	293,073	9,917,590
Viacom, Inc., Class B	58,533	3,997,804
Walt Disney Co. (The)	250,574	26,282,707

		103,428,390

Metals & Mining 0.3%
Alcoa, Inc.	195,545	2,526,441
Allegheny Technologies, Inc.(a)	17,328	520,013
Freeport-McMoRan, Inc.	166,450	3,154,227
Newmont Mining Corp.	79,491	1,725,750
Nucor Corp.	51,124	2,429,924

		10,356,355

Multiline Retail 0.8%
Dollar General Corp.*	48,604	3,663,769
Dollar Tree, Inc.*	32,996	2,677,460
Family Dollar Stores, Inc.	15,446	1,223,941
Kohl’s Corp.	32,356	2,531,857
Macy’s, Inc.	54,592	3,543,567
Nordstrom, Inc.	22,515	1,808,405
Target Corp.	102,036	8,374,095

		23,823,094

Multi-Utilities 1.1%
Ameren Corp.	39,023	1,646,771
CenterPoint Energy, Inc.	68,500	1,398,085
CMS Energy Corp.	44,275	1,545,640
Consolidated Edison, Inc.	46,915	2,861,815
Dominion Resources, Inc.	94,202	6,676,096
DTE Energy Co.	28,392	2,290,950
Integrys Energy Group, Inc.	12,744	917,823
NiSource, Inc.	50,638	2,236,174
PG&E Corp.	76,385	4,053,752
Public Service Enterprise Group, Inc.	81,060	3,398,035
SCANA Corp.(a)	22,901	1,259,326
Sempra Energy	37,026	4,036,575
TECO Energy, Inc.(a)	37,968	736,579
Wisconsin Energy Corp.(a)	36,242	1,793,979

		34,851,600

Oil, Gas & Consumable Fuels 6.5%
Anadarko Petroleum Corp.	81,128	6,718,210
Apache Corp.	60,319	3,639,045
Cabot Oil & Gas Corp.	66,010	1,949,275
Chesapeake Energy Corp.(a)	82,765	1,171,952
Chevron Corp.	301,361	31,636,878
Cimarex Energy Co.	14,018	1,613,332
ConocoPhillips	197,427	12,291,805
CONSOL Energy, Inc.	36,683	1,023,089
Devon Energy Corp.	61,858	3,730,656
EOG Resources, Inc.	87,787	8,049,190
EQT Corp.	24,340	2,017,056
Exxon Mobil Corp.	672,337	57,148,645
Hess Corp.	38,942	2,642,993
Kinder Morgan, Inc.	273,014	11,482,969
Marathon Oil Corp.	108,105	2,822,622
Marathon Petroleum Corp.	43,767	4,481,303
Murphy Oil Corp.	26,603	1,239,700
Newfield Exploration Co.*	25,622	899,076
Noble Energy, Inc.	61,888	3,026,323
Occidental Petroleum Corp.	123,506	9,015,938
ONEOK, Inc.	33,490	1,615,558
Phillips 66	87,113	6,847,082
Pioneer Natural Resources Co.	23,851	3,899,877
QEP Resources, Inc.	26,406	550,565
Range Resources Corp.	27,145	1,412,626
Southwestern Energy Co.*	61,417	1,424,260
Spectra Energy Corp.	107,484	3,887,696
Tesoro Corp.	20,230	1,846,797
Valero Energy Corp.	82,528	5,250,431
Williams Cos., Inc. (The)	107,761	5,451,629

		198,786,578

Paper & Forest Products 0.1%
International Paper Co.	67,771	3,760,613

Personal Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	35,855	2,981,702

Pharmaceuticals 6.1%
AbbVie, Inc.(b)	255,485	14,956,092
Actavis PLC*	62,573	18,622,979
Bristol-Myers Squibb Co.	266,340	17,178,930
Eli Lilly & Co.	156,961	11,403,217
Endo International PLC*	28,400	2,547,480
Hospira, Inc.*	27,421	2,408,661
Johnson & Johnson	445,665	44,833,899

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Mallinckrodt PLC*	18,625	$2,358,856
Merck & Co., Inc.	454,914	26,148,457
Mylan NV*	59,952	3,558,151
Perrigo Co. PLC	22,549	3,732,987
Pfizer, Inc.	982,350	34,175,956
Zoetis, Inc.	80,304	3,717,272

		185,642,937

Professional Services 0.2%
Dun & Bradstreet Corp. (The)	5,790	743,205
Equifax, Inc.	19,408	1,804,944
Nielsen NV	50,581	2,254,395
Robert Half International, Inc.	21,912	1,326,114

		6,128,658

Real Estate Investment Trusts (REITs) 2.4%
American Tower Corp.	67,679	6,371,978
Apartment Investment & Management Co., Class A	24,928	981,166
AvalonBay Communities, Inc.	21,146	3,684,691
Boston Properties, Inc.	24,524	3,445,132
Crown Castle International Corp.	53,480	4,414,239
Equity Residential	58,251	4,535,423
Essex Property Trust, Inc.	10,419	2,395,328
General Growth Properties, Inc.	100,567	2,971,755
HCP, Inc.	73,566	3,178,787
Health Care REIT, Inc.	55,950	4,328,292
Host Hotels & Resorts, Inc.	121,307	2,447,975
Iron Mountain, Inc.	29,862	1,089,366
Kimco Realty Corp.	66,077	1,774,167
Macerich Co. (The)	22,610	1,906,701
Plum Creek Timber Co., Inc.	28,230	1,226,594
Prologis, Inc.	81,977	3,570,918
Public Storage	23,242	4,581,928
Simon Property Group, Inc.	49,785	9,739,937
SL Green Realty Corp.	15,772	2,024,809
Ventas, Inc.	51,261	3,743,078
Vornado Realty Trust	27,967	3,132,304
Weyerhaeuser Co.	84,199	2,791,197

		74,335,765

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	44,930	1,739,240

Road & Rail 0.9%
CSX Corp.	159,308	5,276,281
Kansas City Southern	17,720	1,808,857
Norfolk Southern Corp.	49,273	5,071,177
Ryder System, Inc.	8,458	802,580
Union Pacific Corp.	141,255	15,299,329

		28,258,224

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	48,839	2,095,681
Analog Devices, Inc.	49,804	3,137,652
Applied Materials, Inc.	196,745	4,438,567
Avago Technologies Ltd.	41,090	5,217,608
Broadcom Corp., Class A	87,263	3,778,052
First Solar, Inc.*	11,976	716,045
Intel Corp.	759,100	23,737,057
KLA-Tencor Corp.	26,356	1,536,291
Lam Research Corp.	25,471	1,788,956
Linear Technology Corp.	38,347	1,794,640
Microchip Technology, Inc.(a)	32,288	1,578,883
Micron Technology, Inc.*	172,505	4,680,061
NVIDIA Corp.	82,826	1,733,134
Skyworks Solutions, Inc.	30,528	3,000,597
Texas Instruments, Inc.	167,839	9,597,873
Xilinx, Inc.	42,375	1,792,463

		70,623,560

Software 3.4%
Adobe Systems, Inc.*	76,216	5,635,411
Autodesk, Inc.*	36,481	2,139,246
CA, Inc.	51,072	1,665,458
Citrix Systems, Inc.*	25,794	1,647,463
Electronic Arts, Inc.*	49,823	2,930,340
Intuit, Inc.	44,354	4,300,564
Microsoft Corp.	1,314,926	53,458,316
Oracle Corp.	513,818	22,171,247
Red Hat, Inc.*(a)	29,398	2,226,898
salesforce.com, Inc.*	96,911	6,474,624
Symantec Corp.	109,374	2,555,523

		105,205,090

Specialty Retail 2.4%
AutoNation, Inc.*	11,970	770,030
AutoZone, Inc.*	5,134	3,502,209
Bed Bath & Beyond, Inc.*	29,712	2,281,139
Best Buy Co., Inc.	46,668	1,763,584
CarMax, Inc.*	33,661	2,322,946
GameStop Corp., Class A(a)	17,397	660,390
Gap, Inc. (The)	42,760	1,852,791
Home Depot, Inc. (The)	211,248	23,999,885
L Brands, Inc.	39,382	3,713,329
Lowe’s Cos., Inc.	155,865	11,594,797
O’Reilly Automotive, Inc.*	16,254	3,514,765
Ross Stores, Inc.	33,176	3,495,423
Staples, Inc.	102,671	1,671,997
Tiffany & Co.	18,076	1,590,869
TJX Cos., Inc. (The)	109,425	7,665,221
Tractor Supply Co.	21,746	1,849,715

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
Urban Outfitters, Inc.*	15,812	$721,818

		72,970,908

Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	933,607	116,168,719
EMC Corp.	318,656	8,144,847
Hewlett-Packard Co.	291,324	9,077,656
NetApp, Inc.	49,943	1,770,979
SanDisk Corp.	34,142	2,172,114
Seagate Technology PLC(a)	52,418	2,727,309
Western Digital Corp.	34,914	3,177,523

		143,239,147

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	44,199	1,831,165
Fossil Group, Inc.*	7,206	594,135
Hanesbrands, Inc.	64,103	2,148,092
Michael Kors Holdings Ltd.*	32,178	2,115,703
NIKE, Inc., Class B	112,116	11,248,598
PVH Corp.	13,256	1,412,559
Ralph Lauren Corp.	9,671	1,271,737
Under Armour, Inc., Class A*	26,739	2,159,174
VF Corp.	54,874	4,132,561

		26,913,724

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	76,540	802,139
People’s United Financial, Inc.	49,456	751,731

		1,553,870

Tobacco 1.4%
Altria Group, Inc.	315,648	15,788,713
Lorillard, Inc.	57,670	3,768,734
Philip Morris International, Inc.	247,947	18,677,848
Reynolds American, Inc.	49,359	3,401,329

		41,636,624

Trading Companies & Distributors 0.2%
Fastenal Co.	43,848	1,816,842
United Rentals, Inc.*	15,471	1,410,336
W.W. Grainger, Inc.(a)	9,702	2,287,829

		5,515,007

Total Common Stocks (cost $1,825,726,675)		2,933,710,294

Repurchase Agreements 0.5%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $3,023,013, collateralized by U.S. Government Agency Securities, ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45, total market value $3,083, 462.(c)	$3,023,002	$3,023,002
BNP Paribas Securities Corp., 0.07%, dated 03/25/15, due 04/01/15, repurchase price $10,000,136, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 04/15/16 - 05/15/44, total market value $10,200,004.(c)	10,000,000	10,000,000
Goldman Sachs & Co., 0.15%, dated 03/31/15, due 04/01/15, repurchase price $2,000,008, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 8.00%, maturing 12/20/22 - 03/20/45, total market value $2,040,000.(c)	2,000,000	2,000,000

Total Repurchase Agreements (cost $15,023,002)		15,023,002

Total Investments (cost $1,840,749,677)(d) — 96. 6%		2,948,733,296
Other assets in excess of liabilities — 3.4%		104,916,448

NET ASSETS — 100.0%		$3,053,649,744

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $47,225,112, which was collateralized by repurchase agreements with a value of $15,023,002 and $34,183,415 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.50% and maturity dates ranging from 04/02/15 - 08/15/44 a total market value of $49,206,417.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $15,023,002.
(d)	At March 31, 2015, the tax basis cost of the Fund’s investments was $1,908,275,387, tax unrealized appreciation and depreciation were $1,097,127,029 and $(56,669,120), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At March 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
1,128	S&P 500 E-Mini	06/19/15	$116,229,120	$828,693

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,933,710,294	$—	$—	$2,933,710,294
Futures Contracts	828,693	—	—	828,693
Repurchase Agreements	—	15,023,002	—	15,023,002

Total	$2,934,538,987	$15,023,002	$—	$2,949,561,989

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$828,693

Total		$828,693

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 11.7%

	Principal Amount	Market Value
Automobiles 2.1%
Credit Acceptance Auto Loan Trust
Series 2013-2A, Class A, 1.50%, 04/15/21(a)	$6,345,000	$6,363,502
Series 2014-1A, Class A, 1.55%, 10/15/21(a)	8,500,000	8,489,358
Series 2014-2A, Class A, 1.88%, 03/15/22(a)	7,000,000	7,024,444
Series 2015-1A, Class A, 2.00%, 07/15/22(a)	13,000,000	13,005,863
First Investors Auto Owner Trust
Series 2012-2A, Class A2, 1.47%, 05/15/18(a)	1,584,008	1,586,392
Series 2014-1A, Class A3, 1.49%, 01/15/20(a)	6,000,000	6,012,324
Series 2014-2A, Class A2, 0.86%, 08/15/18(a)	10,034,252	10,024,188
Flagship Credit Auto Trust, Series 2014-2, Class A, 1.43%, 12/16/19(a)	5,892,215	5,887,194
Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.09%, 02/15/18(a)	2,325,295	2,327,278

		60,720,543

Home Equity 1.0%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A2B, 1.27%, 10/25/34(b)	1,711,688	1,693,508
Ameriquest Mortgage Securities, Inc., Series 2003-10, Class AV1, 0.93%, 12/25/33(b)	9,508,336	9,246,391
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2, 1.07%, 12/25/34(b)	2,049,000	1,984,413
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C, 0.93%, 01/25/35(b)	9,070,303	8,931,101
Soundview Home Loan Trust, Series 2005-CTX1, Class M1, 0.59%, 11/25/35(b)	4,775,253	4,712,090
Structured Asset Securities Corp., Series 2005-NC1, Class M1, 0.64%, 02/25/35(b)	3,587,048	3,543,627

		30,111,130

Other 8.6%
ACA CLO Ltd., Series 2006-2A, Class A1, 0.51%, 01/20/21(a)(b)	2,039,405	2,037,928
ALM VII Ltd., Series 2012-7A, Class A1, 1.68%, 10/19/24(a)(b)	19,775,000	19,756,431
Ameriquest Mortgage Securities, Inc. Pass Through Certificates, Series 2004-R3, Class A1A, 0.86%, 05/25/34(b)	8,412,084	8,287,510
Atrium VII, Series 7AR, Class BR, 2.01%, 11/16/22(a)(b)	5,000,000	4,998,530
Bayview Opportunity Master Fund Trust Series 2014-15RP, Class A, 3.72%, 10/28/19(a)(b)	13,407,053	13,392,064
Series 2014-16RP, Class A, 0.00%, 11/28/29(a)(b)	9,078,888	9,124,827
Bayview Opportunity Master Fund Trust IIB LP, Series 2014-18NP, Class A, 3.23%, 07/28/34(a)(c)	20,941,966	20,994,761
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 0.66%, 07/25/35(b)	10,270,625	10,068,109
Dryden Senior Loan Fund Series 2011-22A, Class A1R, 1.42%, 01/15/22(a)(b)	4,300,000	4,296,440
Series 2012-23RA, Class A1R, 1.50%, 07/17/23(a)(b)	35,000,000	34,823,810
First Franklin Mortgage Loan Trust, Series 2004-FF6, Class A1, 0.95%, 07/25/34(a)(b)	4,537,760	4,501,512
FNA Trust, Series 2014-1A, Class A, 1.30%, 12/10/22(a)	8,560,100	8,557,429
Gramercy Park CLO Ltd., Series 2012-1AR, Class A1R, 1.56%, 07/17/23(a)(b)	30,000,000	29,993,400
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class A2, 1.50%, 01/16/46(a)	3,900,000	3,878,550
Series 2013-T3, Class A3, 1.79%, 05/15/46(a)	10,276,000	10,193,792
Series 2013-T3, Class B3, 2.14%, 05/15/46(a)	4,000,000	3,972,400
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 1.68%, 11/20/23(a)(b)	2,300,000	2,293,613
Park Place Securities, Inc., Series 2005-WHQ2, Class A1B, 0.44%, 05/25/35(b)	1	2
US Residential Opportunity Fund Trust Series 2015-1III, Class A, 3.72%, 01/27/35(a)	6,927,067	6,950,175
Series 2015-1IV, Class A, 3.72%, 02/27/35(a)	9,964,228	9,965,613
Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, 3.13%, 04/27/54(a)(c)	19,737,522	19,670,869
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.88%, 04/26/55(a)(c)	2,894,364	2,905,264
VOLT XXII LLC, Series 2015-NPL4, Class A1, 3.50%, 02/25/55(a)(c)	14,710,525	14,702,493
VOLT XXVI LLC, Series 2014-NPL6, Class A1, 3.13%, 09/25/43(a)(c)	9,814,748	9,801,459

		255,166,981

Total Asset-Backed Securities (cost $346,355,816)		345,998,654

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Bank Loans 1.8%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
B/E Aerospace, Inc., 1st Lien Tranche B Term Loan, 0.45%, 11/21/21	$9,975,000	$10,045,623

Chemicals 0.1%
Huntsman International LLC, 1st Lien Tranche B Term Loan, 0.17%, 10/15/20	1,995,000	1,999,988

Commercial Services & Supplies 0.1%
EnergySolutions LLC, 1st Lien Tranche B Term Loan, 0.29%, 05/29/20	1,880,415	1,884,533

Electrical Equipment 0.1%
Sensata Technologies Holding NV, 1st Lien Tranche B Term Loan, 0.50%, 10/08/21	2,992,500	3,006,984

Electronic Equipment, Instruments & Components 0.1%
CPI International, Inc., 1st Lien Tranche B Term Loan, 0.88%, 11/17/17	2,707,235	2,695,405

Health Care Providers & Services 0.1%
CHS/Community Health Systems, Inc., 1st Lien Tranche D Term Loan, 0.07%, 01/27/21	2,984,887	2,998,766

Health Care Technology 0.3%
Advanced Computer, 1st Lien Tranche B Term Loan, 2.48%, 01/31/22	8,000,000	7,890,000

Information Technology Services 0.2%
First Data Corp., 1st Lien Tranche B Term Loan, 0.40%, 03/24/17	5,750,000	5,746,435
SI Organization, Inc./Vencore, Inc., 1st Lien Term Loan, 0.25%, 10/24/19	1,057,480	1,061,181

		6,807,616

Metals & Mining 0.1%
Hi-Crush Partners LP, 1st Lien Tranche B Term Loan, 1.51%, 04/28/21	2,984,925	2,764,786

Software 0.3%
TIBCO Software, Inc., Term Loan, 0.60%, 11/25/20	10,000,000	9,990,600

Specialty Retail 0.1%
Camping World, Inc., 1st Lien Tranche B Term Loan, 0.63%, 09/01/19	3,923,567	3,951,346

Total Bank Loan (cost $53,315,892)		54,035,647

Collateralized Mortgage Obligations 4.3%
Banc of America Mortgage Securities, Inc., Series 2004-6, Class 1A3, 5.50%, 05/25/34	6,411,221	6,768,621
CSMC Trust, Series 2012-CIM1, Class A1, 3.38%, 02/25/42(a)(b)	3,119,473	3,161,904
Federal Home Loan Mortgage Corp. REMICS Series 3640, Class EL, 4.00%, 03/15/20	909,160	952,359
Series 3728, Class EA, 3.50%, 09/15/20	534,292	542,000
Series 3609, Class JA, 4.00%, 06/15/23	197,681	198,127
Series 3614, Class QA, 4.00%, 05/15/24	3,818,333	3,993,518
Series 4257, Class PC, 2.50%, 02/15/36	36,893,329	37,402,936
Series 3616, Class PA, 4.50%, 11/15/39	802,634	850,818
Federal National Mortgage Association REMICS Series 2010-135, Class FP, 0.57%, 12/25/40(b)	5,822,825	5,859,101
Series 2013-52, Class MD, 1.25%, 06/25/43	28,886,468	28,214,627
Government National Mortgage Association, Series 2011-73, Class PW, 4.50%, 11/16/39	26,215,243	27,952,501
GSAA Trust, Series 2004-NC1, Class AF6, 5.26%, 11/25/33(c)	121,234	126,137
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3, 3.75%, 11/25/54(a)(b)	6,002,806	6,187,314
Residential Accredit Loans, Inc., Series 2003-QS20, Class CB, 5.00%, 11/25/18	1,516,793	1,550,968
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 1.57%, 12/25/59(a)(b)	2,316,814	2,322,580

Total Collateralized Mortgage Obligations (cost $125,731,728)		126,083,511

Commercial Mortgage Backed Securities 5.0%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4, 5.18%, 09/10/47(b)	8,202,399	8,296,013
Series 2007-3, Class A4, 5.57%, 06/10/49(b)	10,000,000	10,671,540
Banc of America Re-Remic Trust, Series 2013-DSNY, Class B, 1.68%, 09/15/26(a)(b)	6,098,000	6,091,091
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4, 5.70%, 09/11/38(b)	1,654,254	1,720,772
Series 2007-PW18, Class A4, 5.70%, 06/11/50	11,675,000	12,636,810
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 2.02%, 12/15/16(a)(b)	5,000,000	5,008,595
Citigroup Commercial Mortgage Trust Series 2007-C6, Class A4, 5.70%, 12/10/49(b)	19,691,000	21,301,567
Series 2008-C7, Class A4, 6.13%, 12/10/49(b)	9,217,932	10,074,333
COMM Mortgage Trust Series 2014-TWC, Class B, 1.78%, 02/13/32(a)(b)	13,000,000	13,000,845
Series 2014-TWC, Class C, 2.02%, 02/13/32(a)(b)	6,000,000	5,998,158

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46(a)	$4,422,914	$4,500,655
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP6, Class ASB, 5.49%, 04/15/43(b)	52,031	52,093
Series 2006-LDP7, Class ASB, 5.84%, 04/15/45(b)	219,521	221,347
Series 2011-C4, Class A2, 3.34%, 07/15/46(a)	770,391	787,896
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4, 4.75%, 06/12/43(b)	2,670,398	2,671,711
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XA, IO, 1.47%, 12/15/48(b)	29,585,823	1,759,439
Morgan Stanley Capital I Series 2007-IQ15, Class A4, 5.91%, 06/11/49(b)	11,121,096	12,078,844
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	9,807,592	10,631,704
Series 2011-C1, Class A2, 3.88%, 09/15/47(a)	5,000,000	5,075,500
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.96%, 02/15/51(b)	5,778,432	6,163,374
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, 1.52%, 02/15/27(a)(b)	9,000,000	8,950,158

Total Commercial Mortgage Backed Securities (cost $152,802,811)		147,692,445

Corporate Bonds 62.2%

Airlines 0.6%
Air Canada Pass Through Trust, Series 2015-1, Class B, 3.88%, 03/15/23(a)	10,000,000	9,975,000
American Airlines Pass Through Trust, Series 2013-2, Class B, 5.60%, 01/15/22(a)	4,502,023	4,704,614
Series 2015-1, Class B, 3.70%, 05/01/23	4,000,000	4,012,000

		18,691,614

Auto Components 0.4%
BorgWarner, Inc., 5.75%, 11/01/16	3,000,000	3,205,737
Johnson Controls, Inc., 1.40%, 11/02/17	10,000,000	9,970,160

		13,175,897

Automobiles 7.1%
American Honda Finance Corp., 0.77%, 10/07/16(b)	10,000,000	10,044,860
Daimler Finance North America LLC, 1.25%, 01/11/16(a)	15,000,000	15,055,500
0.93%, 08/01/16(a)(b)	10,000,000	10,059,110
0.61%, 03/10/17(a)(b)	10,000,000	10,008,800
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	9,775,000	10,828,794
4.25%, 02/03/17	35,000,000	36,752,240
0.78%, 09/08/17(b)	10,000,000	9,942,480
Harley-Davidson Financial Services, Inc., 3.88%, 03/15/16(a)	17,865,000	18,368,347
2.70%, 03/15/17(a)	3,000,000	3,085,722
Hyundai Capital America, 1.63%, 10/02/15(a)	8,000,000	8,035,200
3.75%, 04/06/16(a)	5,000,000	5,125,765
2.60%, 03/19/20(a)	10,000,000	10,106,000
Hyundai Capital Services, Inc., 6.00%, 05/05/15(a)	16,590,000	16,653,291
4.38%, 07/27/16(a)	2,400,000	2,498,935
1.07%, 03/18/17(a)(b)	7,000,000	7,008,834
3.50%, 09/13/17(a)	7,650,000	7,936,431
Nissan Motor Acceptance Corp., 0.81%, 03/03/17(a)(b)	10,000,000	10,028,270
1.95%, 09/12/17(a)(d)	4,165,000	4,231,361
2.65%, 09/26/18(a)	3,035,000	3,126,232
Toyota Motor Credit Corp., 1.25%, 10/05/17	5,000,000	5,014,845
Volkswagen Group of America Finance LLC, 2.13%, 05/23/19(a)	4,250,000	4,276,660

		208,187,677

Banks 9.0%
Bank of America Corp., 1.29%, 01/15/19(b)	5,000,000	5,068,450
Series L, 2.60%, 01/15/19	10,000,000	10,177,920
Series L, 2.65%, 04/01/19(d)	5,000,000	5,094,670
Bank of America NA, 6.00%, 06/15/16	10,000,000	10,545,220
5.30%, 03/15/17	5,000,000	5,339,960
BPCE SA, 2.50%, 12/10/18	15,000,000	15,359,040
Citigroup, Inc., 2.50%, 07/29/19	10,000,000	10,142,580
Citizens Bank NA/Providence RI, 2.45%, 12/04/19	10,000,000	10,123,150
CoBank, ACB, 0.87%, 06/15/22(a)(b)	25,635,000	24,111,871
Fifth Third Bancorp, 3.63%, 01/25/16	14,403,000	14,712,765
2.30%, 03/01/19	7,000,000	7,084,385
HSBC USA, Inc., 1.15%, 09/24/18(b)	10,000,000	10,115,580
Huntington Bancshares, Inc., 2.60%, 08/02/18	2,450,000	2,498,667
Huntington National Bank (The), 1.30%, 11/20/16	10,000,000	10,009,830

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
ING Bank NV, 5.13%, 05/01/15(a)	$14,495,000	$14,538,485
JPMorgan Chase & Co., 1.63%, 05/15/18	5,000,000	4,983,580
JPMorgan Chase Bank NA, 0.60%, 06/13/16(b)	5,000,000	4,986,495
6.00%, 10/01/17	2,200,000	2,435,057
National City Bank, 0.62%, 12/15/16(b)	10,432,000	10,393,913
PNC Bank NA, 1.30%, 10/03/16	10,000,000	10,060,200
Standard Chartered PLC, 3.85%, 04/27/15(a)	7,000,000	7,014,784
SunTrust Bank, 5.20%, 01/17/17	10,000,000	10,657,250
SunTrust Banks, Inc., 3.60%, 04/15/16	15,495,000	15,882,421
Union Bank NA, 5.95%, 05/11/16	9,500,000	10,008,886
1.02%, 09/26/16(b)	10,000,000	10,052,160
Wachovia Corp., 0.59%, 10/28/15(b)	5,000,000	5,001,125
Wells Fargo & Co., 0.72%, 04/22/19(b)	20,000,000	20,007,560

		266,406,004

Beverages 0.7%
Molson Coors Brewing Co., 2.00%, 05/01/17	4,000,000	4,049,780
SABMiller Holdings, Inc., 0.94%, 08/01/18(a)(b)	15,000,000	15,043,905

		19,093,685

Biotechnology 1.5%
Amgen, Inc., 2.30%, 06/15/16	7,500,000	7,612,553
2.20%, 05/22/19	15,000,000	15,193,815
Celgene Corp., 2.30%, 08/15/18	14,118,000	14,322,047
Gilead Sciences, Inc., 2.35%, 02/01/20	7,000,000	7,192,465

		44,320,880

Capital Markets 3.1%
Bank of America Corp., 6.05%, 05/16/16	17,794,000	18,678,860
Bear Stearns Cos. LLC (The), 6.40%, 10/02/17	14,353,000	16,012,824
UBS AG, 7.00%, 10/15/15	5,000,000	5,159,210
5.88%, 07/15/16	48,741,000	51,563,884

		91,414,778

Chemicals 0.8%
Ashland, Inc., 3.00%, 03/15/16	12,125,000	12,246,250
CF Industries, Inc., 6.88%, 05/01/18	4,128,000	4,706,015
7.13%, 05/01/20	5,500,000	6,627,181

		23,579,446

Commercial Services & Supplies 1.6%
Catholic Health Initiatives, 1.60%, 11/01/17	10,000,000	10,029,270
GATX Corp., 1.25%, 03/04/17	5,445,000	5,422,616
2.38%, 07/30/18	5,000,000	5,059,675
2.50%, 07/30/19	7,930,000	7,991,148
2.60%, 03/30/20	12,000,000	12,032,088
Novant Health, Inc., Series 09B, 5.35%, 11/01/16	5,000,000	5,321,345

		45,856,142

Diversified Financial Services 1.8%
Ameritech Capital Funding Corp., 9.10%, 06/01/16	5,084,800	5,441,504
Associates Corp. of North America, 6.95%, 11/01/18	1,650,000	1,921,598
General Electric Capital Corp., 0.45%, 01/08/16(b)	5,000,000	5,006,795
0.85%, 01/08/16(b)	10,000,000	10,043,780
0.43%, 02/15/17(b)	5,000,000	4,995,350
1.25%, 05/15/17	10,650,000	10,705,423
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 03/15/17	5,000,000	5,037,500
National Rural Utilities Cooperative Finance Corp., 2.00%, 01/27/20	10,000,000	9,988,030

		53,139,980

Diversified Telecommunication Services 1.9%
Verizon Communications, Inc., 1.80%, 09/15/16(b)	10,000,000	10,161,160
0.66%, 06/09/17(b)	20,000,000	19,968,240
1.35%, 06/09/17	15,000,000	15,009,840
1.04%, 06/17/19(b)	10,000,000	10,077,380

		55,216,620

Electric Utilities 1.7%
ITC Holdings Corp., 6.05%, 01/31/18(a)	6,500,000	7,268,671
Ohio Power Co., Series K, 6.00%, 06/01/16	4,290,000	4,534,710
PSEG Power LLC, 2.75%, 09/15/16	7,000,000	7,170,275
Southern California Edison Co., 1.85%, 02/01/22	20,000,000	20,110,800

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Southern Co. (The), 1.30%, 08/15/17	$12,000,000	$12,005,940

		51,090,396

Electrical Equipment 0.6%
Thermo Fisher Scientific, Inc., 1.30%, 02/01/17	17,000,000	17,009,350

Energy Equipment & Services 1.4%
Schlumberger Investment SA, 1.25%, 08/01/17(a)	10,000,000	10,007,160
SESI LLC, 6.38%, 05/01/19	11,270,000	11,439,050
Weatherford International, Inc., 6.35%, 06/15/17	19,250,000	20,381,842

		41,828,052

Food & Staples Retailing 0.3%
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	9,500,000	9,705,181

Food Products 3.9%
ConAgra Foods, Inc., 1.30%, 01/25/16	13,000,000	13,034,086
1.90%, 01/25/18	17,090,000	17,111,294
2.10%, 03/15/18	3,959,000	3,975,450
HJ Heinz Co., 4.25%, 10/15/20(d)	5,000,000	5,130,000
JM Smucker Co. (The), 2.50%, 03/15/20(a)	5,000,000	5,067,100
Mondelez International, Inc., 4.13%, 02/09/16	41,100,000	42,207,809
Tyson Foods, Inc., 6.60%, 04/01/16	16,319,000	17,215,011
2.65%, 08/15/19	12,000,000	12,287,376

		116,028,126

Gas Utilities 2.2%
DCP Midstream Operating LP, 2.50%, 12/01/17	13,000,000	12,258,740
2.70%, 04/01/19	3,000,000	2,732,100
Enbridge Energy Partners LP, 5.88%, 12/15/16	8,745,000	9,363,674
Series B, 6.50%, 04/15/18	7,700,000	8,577,915
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	5,000,000	5,103,480
Kinder Morgan, Inc., 3.05%, 12/01/19	20,000,000	20,198,480
Spectra Energy Partners LP, 2.95%, 09/25/18	5,500,000	5,669,587
Sunoco Logistics Partners Operations LP, 6.13%, 05/15/16	2,000,000	2,075,888

		65,979,864

Health Care Providers & Services 2.5%
Becton Dickinson and Co., 2.68%, 12/15/19	7,000,000	7,149,919
Boston Scientific Corp., 2.65%, 10/01/18	10,000,000	10,110,070
Dignity Health, 2.64%, 11/01/19	6,000,000	6,114,450
Express Scripts Holding Co., 2.65%, 02/15/17	15,000,000	15,365,160
Express Scripts, Inc., 3.13%, 05/15/16	10,000,000	10,243,300
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	10,000,000	10,062,620
McKesson Corp., 1.29%, 03/10/17	15,000,000	15,015,240

		74,060,759

Industrial Conglomerates 0.5%
Bombardier, Inc., 4.25%, 01/15/16(a)(d)	9,575,000	9,821,077
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 05/01/20	5,000,000	5,050,015

		14,871,092

Insurance 1.7%
MetLife, Inc., 5.00%, 06/15/15	2,000,000	2,017,798
Metropolitan Life Global Funding I, 1.50%, 01/10/18(a)	5,000,000	5,021,070
2.30%, 04/10/19(a)	7,000,000	7,105,805
New York Life Global Funding, 1.13%, 03/01/17(a)	20,000,000	20,077,800
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19(a)	11,500,000	11,786,247
Travelers Cos., Inc. (The), 5.50%, 12/01/15	4,010,000	4,139,551

		50,148,271

Media 1.2%
Cox Communications, Inc., 5.88%, 12/01/16(a)	5,000,000	5,368,545
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50%, 03/01/16	16,186,000	16,542,124
NBCUniversal Enterprise, Inc., 0.94%, 04/15/18(a)(b)	10,000,000	10,073,470
TCI Communications, Inc., 8.75%, 08/01/15	2,000,000	2,054,406
Viacom, Inc., 4.25%, 09/15/15	1,140,000	1,158,278

		35,196,823

Metals & Mining 4.2%
ArcelorMittal, 4.50%, 03/01/16(d)	5,030,000	5,131,103
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 03/01/17	3,000,000	2,988,939
2.38%, 03/15/18	25,145,000	25,021,714
3.10%, 03/15/20(d)	10,000,000	9,743,600
Glencore Funding LLC, 1.42%, 05/27/16(a)(b)(d)	17,000,000	17,057,443
1.70%, 05/27/16(a)	5,000,000	5,020,870
2.50%, 01/15/19(a)	5,000,000	5,002,415
Kinross Gold Corp., 3.63%, 09/01/16	10,000,000	9,902,760

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Metals & Mining (continued)
Rio Tinto Finance USA PLC, 1.11%, 06/17/16(b)	$20,000,000	$20,045,020
Teck Resources Ltd., 2.50%, 02/01/18	9,000,000	8,970,957
Xstrata Canada Financial Corp., 3.60%, 01/15/17(a)	5,000,000	5,154,740
Xstrata Finance Canada Ltd., 2.05%, 10/23/15(a)	10,000,000	10,042,000

		124,081,561

Oil, Gas & Consumable Fuels 7.6%
Anadarko Petroleum Corp., 5.95%, 09/15/16	31,490,000	33,593,091
6.38%, 09/15/17	18,500,000	20,583,674
Atwood Oceanics, Inc., 6.50%, 02/01/20	3,000,000	2,880,000
BG Energy Capital PLC, 2.88%, 10/15/16(a)	5,000,000	5,134,195
BP Capital Markets PLC, 3.20%, 03/11/16	10,000,000	10,230,770
1.38%, 11/06/17(d)	5,000,000	4,997,645
0.90%, 09/26/18(b)	10,000,000	9,999,470
Canadian Natural Resources Ltd., 0.65%, 03/30/16(b)	10,000,000	9,985,810
Murphy Oil Corp., 2.50%, 12/01/17	36,500,000	35,983,087
Nexen, Inc., 5.65%, 05/15/17	2,000,000	2,142,002
Petrobras Global Finance BV, 1.88%, 05/20/16(b)	5,000,000	4,725,500
Petrobras International Finance Co., 3.88%, 01/27/16(d)	5,000,000	4,904,400
Rowan Cos., Inc., 5.00%, 09/01/17	32,775,000	33,758,545
Total Capital International SA, 0.75%, 01/25/16	5,000,000	5,012,805
Transocean, Inc., 5.05%, 12/15/16	5,000,000	5,050,000
2.50%, 10/15/17	28,000,000	25,690,000
6.00%, 03/15/18(d)	1,905,000	1,795,463
7.38%, 04/15/18(d)	6,483,000	6,304,717
WPX Energy, Inc., 5.25%, 01/15/17(d)	905,000	909,525

		223,680,699

Pharmaceuticals 1.2%
Actavis Funding SCS, 3.00%, 03/12/20	17,000,000	17,392,445
3.45%, 03/15/22	10,000,000	10,242,770
Forest Laboratories, Inc., 4.88%, 02/15/21(a)	2,000,000	2,204,910
Hospira, Inc., 6.05%, 03/30/17	5,856,000	6,378,654

		36,218,779

Real Estate Investment Trusts (REITs) 1.2%
CommonWealth REIT, 6.25%, 06/15/17	3,500,000	3,748,909
Highwoods Realty LP, 5.85%, 03/15/17	5,200,000	5,611,128
Scentre Group Trust 1/Scentre Group Trust 2, 2.38%, 11/05/19(a)	8,000,000	8,083,024
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 09/15/17(a)	10,000,000	10,051,610
2.70%, 09/17/19(a)	7,000,000	7,086,023

		34,580,694

Real Estate Management & Development 0.3%
ProLogis LP, 2.75%, 02/15/19	10,000,000	10,199,740

Road & Rail 1.6%
Burlington Northern Santa Fe LLC, 6.88%, 02/15/16	8,210,000	8,634,597
ERAC USA Finance LLC, 5.60%, 05/01/15(a)	1,225,000	1,229,121
5.90%, 11/15/15(a)	1,780,000	1,834,763
1.40%, 04/15/16(a)	2,065,000	2,071,585
2.75%, 03/15/17(a)	3,000,000	3,079,536
6.38%, 10/15/17(a)	1,505,000	1,686,374
Federal Express Corp. 1993 Pass Through Trust, Series A2, 8.76%, 05/22/15	118,667	120,151
Series C2, 7.96%, 03/28/17	415,388	440,311
Federal Express Corp. 1998 Pass Through Trust, Series 981B, 6.85%, 01/15/19	5,722,131	6,322,954
Series 981A, 6.72%, 01/15/22	614,163	710,893
FedEx Corp., 8.00%, 01/15/19	2,974,000	3,606,046
2.30%, 02/01/20	12,500,000	12,629,938
Union Pacific Railroad Co. 2000 Pass Through Trust, Series 00-1, 8.00%, 01/10/21	4,416,694	5,124,927

		47,491,196

Specialty Retail 0.2%
L Brands, Inc., 6.90%, 07/15/17	5,000,000	5,500,000

Technology Hardware, Storage & Peripherals 0.1%
Hewlett-Packard Co., 2.20%, 12/01/15	2,000,000	2,017,496

Textiles, Apparel & Luxury Goods 0.1%
Levi Strauss & Co., 7.63%, 05/15/20	2,725,000	2,834,000

Thrifts & Mortgage Finance 0.3%
Santander Holdings USA, Inc., 4.63%, 04/19/16	9,000,000	9,321,165

Tobacco 0.6%
Lorillard Tobacco Co., 3.50%, 08/04/16(d)	15,700,000	16,136,381

Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc., 5.25%, 09/01/18(d)	8,000,000	8,260,000

Total Corporate Bonds (cost $1,833,998,039)		1,835,322,348

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Municipal Bond 0.3%

	Principal Amount	Market Value
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority, RB, Series B, 1.76%, 12/15/18	$8,000,000	$7,976,400

Total Municipal Bond (cost $8,000,000)		7,976,400

U.S. Government Mortgage Backed Agencies 0.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1Q0648 2.17%, 06/01/37(b)	$1,793,570	$1,906,070
Pool# 1B3601 2.54%, 10/01/37(b)	533,231	562,530
Federal National Mortgage Association Pool
Pool# 747271 2.39%, 07/01/34(b)	1,599,608	1,729,364
Pool# 886345 6.41%, 08/01/36(b)	169,043	175,709
Pool# 893776 5.96%, 09/01/36(b)	313,659	335,540
Pool# 949691 5.88%, 09/01/37(b)	261,054	267,822

Total U.S. Government Mortgage Backed Agencies (cost $4,797,217)		4,977,035

U.S. Government Sponsored & Agency Obligations 1.6%
Federal Home Loan Mortgage Corp. 0.42%, 09/18/15	15,000,000	15,015,015
1.25%, 05/12/17	29,000,000	29,345,912
New Valley Generation II Pass Through Trust 5.57%, 05/01/20	3,582,289	3,922,606

Total U.S. Government Sponsored & Agency Obligations (cost $48,235,670)		48,283,533

U.S. Treasury Notes 10.4%
U.S. Treasury Inflation Indexed Notes 0.13%, 04/15/16(e)	18,750,000	20,052,384
0.13%, 04/15/17(d)(e)	18,500,000	19,374,637
U.S. Treasury Notes 0.38%, 04/30/16	77,500,000	77,542,393
0.38%, 05/31/16	50,000,000	50,015,600
0.88%, 04/15/17(d)	98,500,000	99,077,111
1.75%, 09/30/19	39,500,000	40,252,949

Total U.S. Treasury Notes (cost $305,282,883)		306,315,074

Yankee Dollars 1.8%

	Principal Amount	Market Value

Chemicals 0.1%
Agrium, Inc., 7.70%, 02/01/17	$3,647,000	$4,027,754

Energy Equipment & Services 0.3%
Weatherford International Ltd., 5.50%, 02/15/16	7,000,000	7,203,056

Industrial Conglomerates 0.2%
Tyco International Finance SA, 3.38%, 10/15/15	6,762,000	6,847,303

Metals & Mining 0.8%
Glencore Canada Corp., 5.50%, 06/15/17	8,000,000	8,561,328
Teck Resources Ltd. 5.38%, 10/01/15	8,820,000	9,005,070
3.85%, 08/15/17	4,725,000	4,874,579

		22,440,977

Oil, Gas & Consumable Fuels 0.4%
Noble Holding International Ltd., 3.45%, 08/01/15	11,000,000	11,046,310

Total Yankee Dollars (cost $51,540,012)		51,565,400

Repurchase Agreements 0.4%
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $3,414,272, collateralized by U.S. Government Agency Securities ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45; total market value $3,482,545.(f)	3,414,260	3,414,260
BNP Paribas Securities Corp., 0.07%, dated 03/25/15, due 04/01/15, repurchase price $6,000,082, collateralized by U.S. Government Treasury Securities ranging from 0.00% - 2.50%, maturing 04/15/16 - 05/15/44; total market value $6,120,002.(f)	6,000,000	6,000,000
Goldman Sachs & Co., 0.15%, dated 03/31/15, due 04/01/15, repurchase price $3,000,013, collateralized by U.S. Government Agency Securities ranging from 1.63% - 8.00%, maturing 12/20/22 - 03/20/45; total market value $3,060,000.(f)	3,000,000	3,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Repurchase Agreements (continued)

Market Value
Total Repurchase Agreements (cost $12,414,260)	$12,414,260

Total Investments (cost $2,942,474,328)(g) — 99.7%	2,940,664,307
Other assets in excess of liabilities — 0.3%	8,033,262

NET ASSETS — 100.0%	$2,948,697,569

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2015 was $745,945,270 which represents 25.30% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2015. The maturity date represents the actual maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2015.
(d)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $120,226,183, which was collateralized by repurchase agreements with a value of $12,414,260 and $109,820,434 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 20.62%, and maturity dates ranging from 04/02/15 - 01/20/65 a total value of $122,234,694.
(e)	Principal amounts are not adjusted for inflation.
(f)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $12,414,260.
(g)	At March 31, 2015, the tax basis cost of the Fund’s investments was $2,942,474,328, tax unrealized appreciation and depreciation were $15,409,960 and $(17,219,981), respectively.

ACB	Agricultural Credit Bank
AG	Stock Corporation
BV	Private Limited Liability Company
IO	Interest Only
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Short Term Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At March 31, 2015, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 98.5%

	Shares	Market Value
Aerospace & Defense 1.6%
AAR Corp.	12,368	$379,698
Aerovironment, Inc.*(a)	6,017	159,511
American Science & Engineering, Inc.	2,080	101,629
Astronics Corp.*	5,884	433,651
Cubic Corp.	6,441	333,451
Curtiss-Wright Corp.	15,027	1,111,096
DigitalGlobe, Inc.*	23,438	798,533
Ducommun, Inc.*	3,462	89,666
Engility Holdings, Inc.	5,450	163,718
Esterline Technologies Corp.*	9,929	1,136,076
GenCorp, Inc.*	18,695	433,537
HEICO Corp.	20,672	1,262,439
KEYW Holding Corp. (The)*(a)	9,922	81,658
Kratos Defense & Security Solutions, Inc.*	14,116	78,061
LMI Aerospace, Inc.*(a)	3,303	40,330
Moog, Inc., Class A*	12,865	965,518
National Presto Industries, Inc.(a)	1,517	96,163
SIFCO Industries, Inc.	771	16,800
Sparton Corp.*	3,259	79,845
TASER International, Inc.*	16,877	406,904
Teledyne Technologies, Inc.*	11,029	1,177,125

		9,345,409

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	15,975	147,289
Atlas Air Worldwide Holdings, Inc.*	7,887	339,299
Echo Global Logistics, Inc.*	7,443	202,896
Forward Air Corp.	9,579	520,140
Hub Group, Inc., Class A*	11,479	451,010
Park-Ohio Holdings Corp.	2,774	146,106
UTi Worldwide, Inc.*	28,433	349,726
XPO Logistics, Inc.*	16,291	740,752

		2,897,218

Airlines 0.6%
Allegiant Travel Co.	4,292	825,309
Hawaiian Holdings, Inc.*(a)	14,118	310,949
JetBlue Airways Corp.*	77,467	1,491,240
Republic Airways Holdings, Inc.*	15,661	215,339
SkyWest, Inc.	15,866	231,802
Virgin America, Inc.*	4,811	146,254

		3,220,893

Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*	21,222	548,164
Cooper Tire & Rubber Co.	18,003	771,249
Cooper-Standard Holding, Inc.*	4,286	253,731
Dana Holding Corp.	52,452	1,109,884
Dorman Products, Inc.*(a)	8,434	419,592
Drew Industries, Inc.	7,380	454,165
Federal-Mogul Holdings Corp.*	8,795	117,061
Fox Factory Holding Corp.*	3,517	53,951
Fuel Systems Solutions, Inc.*	4,436	48,973
Gentherm, Inc.*	11,021	556,671
Metaldyne Performance Group, Inc.*	3,057	55,087
Modine Manufacturing Co.*	15,025	202,387
Motorcar Parts of America, Inc.*	5,657	157,208
Remy International, Inc.	9,658	214,504
Shiloh Industries, Inc.*	2,593	36,406
Spartan Motors, Inc.	10,847	52,608
Standard Motor Products, Inc.	6,185	261,378
Stoneridge, Inc.*	8,969	101,260
Strattec Security Corp.	1,095	80,855
Superior Industries International, Inc.(a)	7,354	139,211
Tenneco, Inc.*	18,859	1,082,884
Tower International, Inc.*	6,489	172,607

		6,889,836

Automobiles 0.0%†
Winnebago Industries, Inc.(a)	8,598	182,793

Banks 7.5%
1st Source Corp.	4,739	152,264
American National Bankshares, Inc.	2,696	60,876
Ameris Bancorp	9,080	239,621
Ames National Corp.(a)	2,602	64,660
Arrow Financial Corp.	3,420	92,853
Banc of California, Inc.	10,342	127,310
BancFirst Corp.	2,239	136,534
Banco Latinoamericano de Comercio Exterior SA, Class E	9,282	304,357
Bancorp, Inc. (The)*	10,148	91,636
BancorpSouth, Inc.	29,621	687,800
Bank of Kentucky Financial Corp. (The)	1,981	97,168
Bank of Marin Bancorp	1,845	93,911
Bank of the Ozarks, Inc.	26,479	977,869
Banner Corp.	6,096	279,806
BBCN Bancorp, Inc.	24,789	358,697
Blue Hills Bancorp, Inc.*	9,073	119,945
BNC Bancorp	6,300	114,030
Boston Private Financial Holdings, Inc.	24,952	303,167
Bridge Bancorp, Inc.	3,657	94,460
Bridge Capital Holdings*	3,051	79,662
Bryn Mawr Bank Corp.	4,599	139,856
C1 Financial, Inc.*(a)	1,054	19,763
Camden National Corp.	2,374	94,580
Capital Bank Financial Corp., Class A*	7,081	195,506
Capital City Bank Group, Inc.	3,392	55,120
Cardinal Financial Corp.	10,075	201,299
Cascade Bancorp*	9,622	46,186
Cathay General Bancorp	24,888	708,064

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
CenterState Banks, Inc.	11,262	$134,130
Central Pacific Financial Corp.	5,117	117,537
Century Bancorp, Inc., Class A	1,102	43,749
Chemical Financial Corp.	10,219	320,468
Citizens & Northern Corp.	3,885	78,399
City Holding Co.	4,926	231,670
CNB Financial Corp.	4,587	78,071
CoBiz Financial, Inc.	10,902	134,313
Columbia Banking System, Inc.	17,926	519,316
Community Bank System, Inc.(a)	12,714	449,948
Community Trust Bancorp, Inc.	4,939	163,777
CommunityOne Bancorp*	3,666	36,073
ConnectOne Bancorp, Inc.	7,129	138,730
CU Bancorp*	3,190	72,573
Customers Bancorp, Inc.*	8,067	196,512
CVB Financial Corp.	33,066	527,072
Eagle Bancorp, Inc.*	8,948	343,603
Enterprise Bancorp, Inc.(a)	2,378	50,533
Enterprise Financial Services Corp.	6,033	124,642
FCB Financial Holdings, Inc., Class A*	2,619	71,682
Fidelity Southern Corp.	5,289	89,278
Financial Institutions, Inc.	4,387	100,594
First Bancorp	6,014	105,606
First Bancorp, Inc.	3,014	52,594
First BanCorp, Puerto Rico*	32,051	198,716
First Busey Corp.	22,627	151,375
First Business Financial Services, Inc.	1,245	53,834
First Citizens BancShares, Inc., Class A	2,993	777,252
First Commonwealth Financial Corp.	29,523	265,707
First Community Bancshares, Inc.	5,136	90,034
First Connecticut Bancorp, Inc.	5,061	77,788
First Financial Bancorp	17,956	319,796
First Financial Bankshares, Inc.(a)	20,006	552,966
First Financial Corp.	3,626	130,137
First Interstate BancSystem, Inc., Class A	5,699	158,546
First Merchants Corp.	11,268	265,249
First Midwest Bancorp, Inc.	23,450	407,327
First NBC Bank Holding Co.*	4,744	156,457
First of Long Island Corp. (The)	3,853	98,252
FirstMerit Corp.	51,109	974,138
Flushing Financial Corp.	9,558	191,829
FNB Corp.	54,295	713,436
German American Bancorp, Inc.	4,196	123,488
Glacier Bancorp, Inc.	23,265	585,115
Great Southern Bancorp, Inc.	3,283	129,317
Great Western Bancorp, Inc.	5,633	123,982
Green Bancorp, Inc.*	1,502	16,792
Guaranty Bancorp(a)	4,550	77,168
Hampton Roads Bankshares, Inc.*(a)	10,328	19,520
Hancock Holding Co.	25,339	756,623
Hanmi Financial Corp.	9,931	210,041
Heartland Financial USA, Inc.	4,995	162,987
Heritage Commerce Corp.	6,608	60,331
Heritage Financial Corp.	9,546	162,282
Heritage Oaks Bancorp	7,277	60,472
Hilltop Holdings, Inc.*	23,508	456,996
Home BancShares, Inc.	16,908	573,012
HomeTrust Bancshares, Inc.*	6,620	105,721
Horizon Bancorp	2,765	64,673
Hudson Valley Holding Corp.	4,619	118,062
IBERIABANK Corp.	9,695	611,076
Independent Bank Corp.	13,748	422,689
Independent Bank Group, Inc.	2,900	112,839
International Bancshares Corp.	16,980	441,989
Investors Bancorp, Inc.	111,707	1,309,206
Lakeland Bancorp, Inc.	11,570	133,055
Lakeland Financial Corp.	5,194	210,773
LegacyTexas Financial Group, Inc.	12,735	289,467
Macatawa Bank Corp.	8,280	44,298
MainSource Financial Group, Inc.	6,486	127,385
MB Financial, Inc.	20,500	641,855
Mercantile Bank Corp.	5,282	103,263
Merchants Bancshares, Inc.	1,631	47,576
Metro Bancorp, Inc.	4,491	123,817
MidSouth Bancorp, Inc.	2,699	39,810
MidWestOne Financial Group, Inc.	2,232	64,349
National Bank Holdings Corp., Class A	10,959	206,139
National Bankshares, Inc.	2,091	62,395
National Penn Bancshares, Inc.	38,460	414,214
NBT Bancorp, Inc.	13,585	340,440
NewBridge Bancorp	10,688	95,337
Northrim BanCorp, Inc.	2,152	52,810
OFG Bancorp(a)	14,190	231,581
Old Line Bancshares, Inc.	2,574	40,669
Old National Bancorp	36,778	521,880
Opus Bank	1,683	51,971
Pacific Continental Corp.	5,692	75,248
Pacific Premier Bancorp, Inc.*	5,873	95,084
Palmetto Bancshares, Inc.(a)	1,400	26,600
Park National Corp.	3,986	341,042
Park Sterling Corp.	14,046	99,727
Peapack Gladstone Financial Corp.(a)	4,086	88,258
Penns Woods Bancorp, Inc.	1,519	74,294
Peoples Bancorp, Inc.	4,451	105,222
Peoples Financial Services Corp.(a)	2,379	106,746
Pinnacle Financial Partners, Inc.	11,101	493,550
Preferred Bank, Los Angeles	3,654	100,375
PrivateBancorp, Inc.	22,218	781,407
Prosperity Bancshares, Inc.	21,629	1,135,090
Renasant Corp.(a)	9,815	294,941
Republic Bancorp, Inc., Class A	3,160	78,147
Republic First Bancorp, Inc.*	9,570	34,739
S&T Bancorp, Inc.	9,786	277,727
Sandy Spring Bancorp, Inc.	7,863	206,246
Seacoast Banking Corp. of Florida*	5,796	82,709
ServisFirst Bancshares, Inc.	618	20,388
Sierra Bancorp	3,887	64,913
Simmons First National Corp., Class A	6,826	310,378
South State Corp.	7,528	514,840

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
Southside Bancshares, Inc.(a)	7,526	$215,921
Southwest Bancorp, Inc.	6,323	112,486
Square 1 Financial, Inc., Class A*	2,216	59,322
State Bank Financial Corp.	10,795	226,695
Sterling Bancorp	28,286	379,315
Stock Yards Bancorp, Inc.	4,629	159,376
Stonegate Bank	3,100	93,589
Suffolk Bancorp	3,687	87,603
Sun Bancorp, Inc.*	2,592	49,015
Susquehanna Bancshares, Inc.	58,100	796,551
Talmer Bancorp, Inc., Class A	5,792	88,704
Texas Capital Bancshares, Inc.*	14,148	688,300
Tompkins Financial Corp.	4,674	251,695
TowneBank	13,589	218,511
TriCo Bancshares	7,139	172,264
TriState Capital Holdings, Inc.*	6,758	70,756
Triumph Bancorp, Inc.*	2,255	30,803
Trustmark Corp.	21,062	511,385
UMB Financial Corp.	11,609	614,000
Umpqua Holdings Corp.	51,442	883,774
Union Bankshares Corp.	14,417	320,202
United Bankshares, Inc.	21,467	806,730
United Community Banks, Inc.	15,562	293,811
Univest Corp. of Pennsylvania	5,157	102,057
Valley National Bancorp	70,970	669,957
Washington Trust Bancorp, Inc.(a)	4,623	176,552
Webster Financial Corp.	28,086	1,040,586
WesBanco, Inc.	10,174	331,469
West Bancorporation, Inc.	5,049	100,425
Westamerica Bancorporation(a)	8,213	354,884
Western Alliance Bancorp*	23,432	694,524
Wilshire Bancorp, Inc.	22,156	220,895
Wintrust Financial Corp.	14,410	687,069
Yadkin Financial Corp.*	6,408	130,082

		43,295,153

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*	2,613	698,716
Coca-Cola Bottling Co. Consolidated	1,454	164,389
Craft Brew Alliance, Inc.*(a)	3,446	47,004
National Beverage Corp.*	3,441	83,995

		994,104

Biotechnology 6.3%
ACADIA Pharmaceuticals, Inc.*	24,481	797,836
Acceleron Pharma, Inc.*	5,139	195,590
Achillion Pharmaceuticals, Inc.*	35,629	351,302
Acorda Therapeutics, Inc.*	13,050	434,304
Actinium Pharmaceuticals, Inc.*(a)	6,593	16,285
Adamas Pharmaceuticals, Inc.*	964	16,860
Aegerion Pharmaceuticals, Inc.*	9,259	242,308
Agenus, Inc.*	19,414	99,594
Agios Pharmaceuticals, Inc.*	4,580	431,894
Akebia Therapeutics, Inc.*	2,483	27,586
Alder Biopharmaceuticals, Inc.*	3,169	91,457
AMAG Pharmaceuticals, Inc.*	6,630	362,396
Anacor Pharmaceuticals, Inc.*	10,285	594,987
Applied Genetic Technologies Corp.*	1,806	36,102
Ardelyx, Inc.*	1,581	20,695
Arena Pharmaceuticals, Inc.*(a)	75,443	329,686
ARIAD Pharmaceuticals, Inc.*(a)	51,530	424,607
Array BioPharma, Inc.*(a)	42,972	316,704
Arrowhead Research Corp.*(a)	17,053	115,364
Atara Biotherapeutics, Inc.*	2,032	84,470
Auspex Pharmaceuticals, Inc.*	3,245	325,376
Avalanche Biotechnologies, Inc.*	2,419	98,018
Bellicum Pharmaceuticals, Inc.*	2,395	55,492
BioCryst Pharmaceuticals, Inc.*	21,943	198,145
BioSpecifics Technologies Corp.*	1,149	44,983
BioTime, Inc.*(a)	16,346	81,240
Bluebird Bio, Inc.*	7,678	927,272
Calithera Biosciences, Inc.*	2,406	39,507
Cara Therapeutics, Inc.*	1,662	16,703
Celldex Therapeutics, Inc.*	30,358	846,077
Cellular Dynamics International, Inc.*(a)	3,007	49,405
Cepheid*	21,713	1,235,470
ChemoCentryx, Inc.*	8,568	64,688
Chimerix, Inc.*	9,430	355,417
Clovis Oncology, Inc.*	7,716	572,759
Coherus Biosciences, Inc.*	2,131	65,166
CTI BioPharma Corp.*(a)	47,701	86,339
Cytokinetics, Inc.*	10,811	73,299
Cytori Therapeutics, Inc.*(a)	25,328	29,887
CytRx Corp.*(a)	17,519	59,039
Dicerna Pharmaceuticals, Inc.*(a)	1,078	25,904
Dyax Corp.*	42,419	710,730
Dynavax Technologies Corp.*(a)	8,712	195,410
Eleven Biotherapeutics, Inc.*(a)	1,400	12,488
Emergent Biosolutions, Inc.*	9,161	263,470
Enanta Pharmaceuticals, Inc.*(a)	3,308	101,291
Epizyme, Inc.*	4,598	86,350
Esperion Therapeutics, Inc.*	2,081	192,701
Exact Sciences Corp.*(a)	27,702	609,998
Exelixis, Inc.*(a)	60,336	155,064
FibroGen, Inc.*(a)	2,865	89,904
Five Prime Therapeutics, Inc.*	6,338	144,823
Flexion Therapeutics, Inc.*	1,930	43,464
Foundation Medicine, Inc.*(a)	4,359	209,712
Galectin Therapeutics, Inc.*(a)	5,827	19,520
Galena Biopharma, Inc.*(a)	42,173	58,620
Genocea Biosciences, Inc.*	1,198	14,208
Genomic Health, Inc.*(a)	5,272	161,060
Geron Corp.*(a)	47,821	180,285
Halozyme Therapeutics, Inc.*(a)	32,317	461,487
Heron Therapeutics, Inc.*	7,135	103,814
Hyperion Therapeutics, Inc.*	4,300	197,370
Idera Pharmaceuticals, Inc.*(a)	25,313	93,911
Immune Design Corp.*	1,931	40,763
ImmunoGen, Inc.*(a)	26,994	241,596
Immunomedics, Inc.*(a)	25,229	96,627
Infinity Pharmaceuticals, Inc.*	15,179	212,202
Inovio Pharmaceuticals, Inc.*(a)	18,451	150,560
Insmed, Inc.*	15,457	321,506

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
Insys Therapeutics, Inc.*	3,139	$182,470
Intrexon Corp.*(a)	11,834	536,909
Invitae Corp.*	1,990	33,352
Ironwood Pharmaceuticals, Inc.*	37,320	597,120
Isis Pharmaceuticals, Inc.*(a)	36,621	2,331,659
Karyopharm Therapeutics, Inc.*(a)	4,626	141,602
Keryx Biopharmaceuticals, Inc.*(a)	31,605	402,332
Kindred Biosciences, Inc.*	3,309	23,626
Kite Pharma, Inc.*(a)	2,947	169,983
KYTHERA Biopharmaceuticals, Inc.*	6,047	303,257
Lexicon Pharmaceuticals, Inc.*(a)	77,029	72,739
Ligand Pharmaceuticals, Inc.*(a)	6,147	473,995
Loxo Oncology, Inc.*	1,150	14,318
MacroGenics, Inc.*	6,260	196,376
MannKind Corp.*(a)	71,227	370,380
Merrimack Pharmaceuticals, Inc.*(a)	30,625	363,825
MiMedx Group, Inc.*	29,035	301,964
Mirati Therapeutics, Inc.*(a)	2,504	73,417
Momenta Pharmaceuticals, Inc.*	15,472	235,174
NanoViricides, Inc.*(a)	12,962	29,165
Navidea Biopharmaceuticals, Inc.*(a)	47,368	75,315
NeoStem, Inc.*(a)	7,365	18,707
Neuralstem, Inc.*(a)	21,551	40,947
Neurocrine Biosciences, Inc.*	26,224	1,041,355
NewLink Genetics Corp.*(a)	6,186	338,436
Northwest Biotherapeutics, Inc.*(a)	12,759	94,034
Novavax, Inc.*	74,409	615,362
Ohr Pharmaceutical, Inc.*(a)	6,509	16,533
OncoMed Pharmaceuticals, Inc.*	3,979	102,579
Oncothyreon, Inc.*	28,560	46,553
Ophthotech Corp.*	4,315	200,777
OPKO Health, Inc.*(a)	61,307	868,720
Orexigen Therapeutics, Inc.*(a)	38,393	300,617
Organovo Holdings, Inc.*(a)	20,015	70,853
Osiris Therapeutics, Inc.*(a)	5,934	104,320
Otonomy, Inc.*	2,580	91,229
OvaScience, Inc.*(a)	5,352	185,875
PDL BioPharma, Inc.	50,705	356,710
Peregrine Pharmaceuticals, Inc.*(a)	58,932	79,558
Portola Pharmaceuticals, Inc.*	14,228	540,095
Progenics Pharmaceuticals, Inc.*	21,652	129,479
Prothena Corp. PLC*	8,331	317,744
PTC Therapeutics, Inc.*	7,627	464,103
Puma Biotechnology, Inc.*	7,685	1,814,505
Radius Health, Inc.*(a)	2,758	113,519
Raptor Pharmaceutical Corp.*(a)	21,093	229,281
Receptos, Inc.*	6,825	1,125,374
Regado Biosciences, Inc.*(a)	4,543	5,542
Regulus Therapeutics, Inc.*(a)	4,708	79,754
Repligen Corp.*	10,021	304,238
Retrophin, Inc.*(a)	8,335	199,707
Rigel Pharmaceuticals, Inc.*	27,458	98,025
Sage Therapeutics, Inc.*	1,821	91,469
Sangamo BioSciences, Inc.*	21,226	332,824
Sarepta Therapeutics, Inc.*(a)	12,793	169,891
Spark Therapeutics, Inc.*	2,442	189,255
Spectrum Pharmaceuticals, Inc.*(a)	20,859	126,614
Stemline Therapeutics, Inc.*	4,603	66,605
Sunesis Pharmaceuticals, Inc.*	17,402	42,635
Synageva BioPharma Corp.*(a)	7,249	706,995
Synergy Pharmaceuticals, Inc.*(a)	27,785	128,367
Synta Pharmaceuticals Corp.*(a)	20,657	40,075
T2 Biosystems, Inc.*	1,905	29,566
TESARO, Inc.*(a)	6,611	379,471
TG Therapeutics, Inc.*	8,810	136,379
Threshold Pharmaceuticals, Inc.*(a)	17,767	72,134
Tokai Pharmaceuticals, Inc.*(a)	1,959	22,137
Ultragenyx Pharmaceutical, Inc.*	2,378	147,650
Vanda Pharmaceuticals, Inc.*(a)	10,124	94,153
Verastem, Inc.*(a)	8,560	87,055
Versartis, Inc.*	2,694	49,489
Vitae Pharmaceuticals, Inc.*	1,935	22,659
Vital Therapies, Inc.*(a)	1,643	41,091
Xencor, Inc.*	5,549	85,011
XOMA Corp.*(a)	27,846	101,359
Zafgen, Inc.*	2,477	98,114
ZIOPHARM Oncology, Inc.*(a)	28,367	305,513

		35,899,167

Building Products 0.8%
AAON, Inc.	13,171	323,085
Advanced Drainage Systems, Inc.	4,851	145,239
American Woodmark Corp.*	3,897	213,283
Apogee Enterprises, Inc.	9,105	393,336
Builders FirstSource, Inc.*	14,010	93,447
Continental Building Products, Inc.*	3,833	86,587
Gibraltar Industries, Inc.*	9,705	159,259
Griffon Corp.	12,512	218,084
Insteel Industries, Inc.	5,783	125,086
Masonite International Corp.*	9,222	620,272
NCI Building Systems, Inc.*	8,889	153,602
Norcraft Cos., Inc.*	2,232	57,072
Nortek, Inc.*	2,843	250,895
Patrick Industries, Inc.*	2,559	159,349
PGT, Inc.*	15,102	168,765
Ply Gem Holdings, Inc.*	6,874	89,362
Quanex Building Products Corp.	10,953	216,212
Simpson Manufacturing Co., Inc.	12,596	470,712
Trex Co., Inc.*	10,525	573,928
Universal Forest Products, Inc.	6,287	348,803

		4,866,378

Capital Markets 1.5%
Actua Corp.*	12,914	200,038
Arlington Asset Investment Corp., Class A	6,735	162,044
Ashford, Inc.*	254	30,165
BGC Partners, Inc., Class A	54,370	513,796
Calamos Asset Management, Inc., Class A	5,453	73,343

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
CIFC Corp.(a)	1,660	$12,699
Cohen & Steers, Inc.(a)	6,053	247,870
Cowen Group, Inc., Class A*	36,358	189,062
Diamond Hill Investment Group, Inc.	890	142,400
Evercore Partners, Inc., Class A	10,371	535,766
FBR & Co.*	2,532	58,514
Fifth Street Asset Management, Inc.	1,971	22,213
Financial Engines, Inc.(a)	15,895	664,888
FXCM, Inc., Class A(a)	14,082	29,995
GAMCO Investors, Inc., Class A	1,979	155,371
Greenhill & Co., Inc.	8,859	351,259
HFF, Inc., Class A	10,268	385,461
INTL. FCStone, Inc.*	4,790	142,407
Investment Technology Group, Inc.*	10,531	319,195
Janus Capital Group, Inc.	46,541	800,040
KCG Holdings, Inc., Class A*	14,289	175,183
Ladenburg Thalmann Financial Services, Inc.*(a)	31,421	121,285
Manning & Napier, Inc.	4,272	55,579
Medley Management, Inc., Class A(a)	1,744	19,167
Moelis & Co., Class A	2,314	69,698
OM Asset Management PLC	7,608	141,813
Oppenheimer Holdings, Inc., Class A	3,249	76,222
Piper Jaffray Cos.*	5,100	267,546
Pzena Investment Management, Inc., Class A	3,643	33,406
RCS Capital Corp., Class A(a)	2,957	31,462
Safeguard Scientifics, Inc.*	6,552	118,460
Silvercrest Asset Management Group, Inc., Class A	1,861	26,519
Stifel Financial Corp.*	20,373	1,135,795
Virtus Investment Partners, Inc.	2,212	289,263
Walter Investment Management Corp.*(a)	11,779	190,231
Westwood Holdings Group, Inc.	2,311	139,353
WisdomTree Investments, Inc.(a)	33,342	715,519

		8,643,027

Chemicals 2.1%
A. Schulman, Inc.	9,111	439,150
American Vanguard Corp.	8,822	93,690
Axiall Corp.	21,663	1,016,861
Balchem Corp.	9,389	519,963
Calgon Carbon Corp.	16,659	351,005
Chase Corp.(a)	2,123	92,839
Chemtura Corp.*(a)	22,753	620,929
Ferro Corp.*	22,419	281,358
Flotek Industries, Inc.*(a)	16,809	247,765
FutureFuel Corp.	6,997	71,859
H.B. Fuller Co.	15,406	660,455
Hawkins, Inc.	3,333	126,621
Innophos Holdings, Inc.	6,856	386,404
Innospec, Inc.	7,617	353,353
Intrepid Potash, Inc.*	17,505	202,183
KMG Chemicals, Inc.	3,002	80,243
Koppers Holdings, Inc.(a)	6,292	123,827
Kraton Performance Polymers, Inc.*	10,326	208,688
Kronos Worldwide, Inc.	6,577	83,199
LSB Industries, Inc.*	6,100	252,113
Marrone Bio Innovations, Inc.*(a)	4,290	16,602
Minerals Technologies, Inc.	10,692	781,585
Olin Corp.	24,447	783,282
OM Group, Inc.	9,052	271,832
OMNOVA Solutions, Inc.*	14,515	123,813
PolyOne Corp.	27,610	1,031,234
Quaker Chemical Corp.	4,134	354,036
Rentech, Inc.*	68,688	76,931
Senomyx, Inc.*(a)	13,452	59,323
Sensient Technologies Corp.	15,356	1,057,721
Stepan Co.	6,030	251,210
Trecora Resources*	5,911	72,114
Tredegar Corp.	7,840	157,662
Trinseo SA*	3,644	72,151
Tronox Ltd., Class A	19,188	390,092
Zep, Inc.	7,250	123,468

		11,835,561

Commercial Services & Supplies 2.1%
ABM Industries, Inc.	17,438	555,575
ACCO Brands Corp.*	35,720	296,833
ARC Document Solutions, Inc.*	13,067	120,608
Brady Corp., Class A(a)	14,959	423,190
Brink’s Co. (The)	15,136	418,208
Casella Waste Systems, Inc., Class A*(a)	12,663	69,647
CECO Environmental Corp.	6,709	71,182
Cenveo, Inc.*(a)	18,132	38,802
Civeo Corp.(a)	28,797	73,144
Deluxe Corp.	15,607	1,081,253
Ennis, Inc.	7,880	111,266
G&K Services, Inc., Class A	6,215	450,774
Healthcare Services Group, Inc.	21,703	697,317
Heritage-Crystal Clean, Inc.*	3,290	38,493
Herman Miller, Inc.	18,502	513,616
HNI Corp.	13,936	768,849
InnerWorkings, Inc.*	11,027	74,101
Interface, Inc.	20,752	431,227
Kimball International, Inc., Class B	10,801	113,194
Knoll, Inc.	15,095	353,676
Matthews International Corp., Class A	9,314	479,764

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies (continued)
McGrath RentCorp	8,108	$266,834
Mobile Mini, Inc.	14,360	612,310
MSA Safety, Inc.	9,242	460,991
Multi-Color Corp.	3,879	268,931
NL Industries, Inc.*	1,961	15,198
Performant Financial Corp.*	9,646	32,796
Quad/Graphics, Inc.	8,646	198,685
Quest Resource Holding Corp.*(a)	4,100	5,166
SP Plus Corp.*	4,898	107,021
Steelcase, Inc., Class A	25,819	489,012
Team, Inc.*	6,418	250,174
Tetra Tech, Inc.	19,336	464,451
UniFirst Corp.	4,539	534,195
United Stationers, Inc.	12,339	505,776
US Ecology, Inc.(a)	6,743	336,948
Viad Corp.	6,534	181,776
West Corp.	12,034	405,907

		12,316,890

Communications Equipment 1.5%
ADTRAN, Inc.	16,163	301,763
Aerohive Networks, Inc.*	3,022	13,478
Alliance Fiber Optic Products, Inc.	4,008	69,819
Applied Optoelectronics, Inc.*(a)	4,629	64,250
Aruba Networks, Inc.*	33,027	808,831
Bel Fuse, Inc., Class B	2,988	56,862
Black Box Corp.	4,876	102,055
CalAmp Corp.*	11,294	182,850
Calix, Inc.*	12,700	106,553
Ciena Corp.*	32,892	635,145
Clearfield, Inc.*(a)	3,580	53,056
Comtech Telecommunications Corp.	4,789	138,642
Digi International, Inc.*	7,612	75,968
Emulex Corp.*	22,540	179,644
Extreme Networks, Inc.*	30,596	96,683
Finisar Corp.*	31,917	681,109
Harmonic, Inc.*	27,240	201,848
Infinera Corp.*	37,928	746,044
InterDigital, Inc.	11,495	583,256
Ixia*	18,148	220,135
KVH Industries, Inc.*	5,079	76,794
NETGEAR, Inc.*	10,776	354,315
Numerex Corp., Class A*	4,642	52,919
Oclaro, Inc.*(a)	29,058	57,535
ParkerVision, Inc.*(a)	30,968	25,703
Plantronics, Inc.	13,111	694,227
Polycom, Inc.*	43,141	578,089
Procera Networks, Inc.*(a)	6,528	61,298
Ruckus Wireless, Inc.*	20,396	262,497
ShoreTel, Inc.*	19,774	134,859
Sonus Networks, Inc.*	15,371	121,123
TESSCO Technologies, Inc.	1,807	44,561
Ubiquiti Networks, Inc.(a)	9,293	274,608
ViaSat, Inc.*	12,777	761,637

		8,818,156

Construction & Engineering 0.7%
Aegion Corp.*	11,879	214,416
Ameresco, Inc., Class A*	6,488	48,011
Argan, Inc.	4,001	144,716
Comfort Systems USA, Inc.	11,909	250,565
Dycom Industries, Inc.*	10,483	511,990
EMCOR Group, Inc.	19,427	902,773
Furmanite Corp.*	12,130	95,706
Granite Construction, Inc.	12,239	430,078
Great Lakes Dredge & Dock Corp.*	18,534	111,389
Layne Christensen Co.*(a)	6,286	31,493
MasTec, Inc.*	20,532	396,268
MYR Group, Inc.*	6,371	199,667
Northwest Pipe Co.*	2,997	68,781
Orion Marine Group, Inc.*	8,729	77,339
Primoris Services Corp.	11,910	204,733
Sterling Construction Co., Inc.*	5,817	26,293
Tutor Perini Corp.*	11,668	272,448

		3,986,666

Construction Materials 0.1%
Headwaters, Inc.*	22,943	420,775
United States Lime & Minerals, Inc.	618	39,861
US Concrete, Inc.*	4,501	152,494

		613,130

Consumer Finance 0.6%
Cash America International, Inc.	8,709	202,920
Consumer Portfolio Services, Inc.*	6,599	46,127
Credit Acceptance Corp.*	2,007	391,365
Encore Capital Group, Inc.*(a)	8,052	334,883
Enova International, Inc.*	8,126	160,001
EZCORP, Inc., Class A*	15,969	145,797
First Cash Financial Services, Inc.*	9,062	421,564
Green Dot Corp., Class A*	9,857	156,923
JG Wentworth Co., Class A*	3,861	40,116
Nelnet, Inc., Class A	6,563	310,561
Nicholas Financial, Inc.*	1,541	21,589
PRA Group, Inc.*	15,552	844,785
Regional Management Corp.*	3,488	51,483
Springleaf Holdings, Inc.*	7,693	398,267
World Acceptance Corp.*(a)	2,499	182,227

		3,708,608

Containers & Packaging 0.5%
AEP Industries, Inc.*	1,291	71,057
Berry Plastics Group, Inc.*	27,947	1,011,402
Graphic Packaging Holding Co.	101,882	1,481,364
Myers Industries, Inc.	8,101	142,011
UFP Technologies, Inc.*	1,953	44,489

		2,750,323

Distributors 0.3%
Core-Mark Holding Co., Inc.	7,167	460,982
Pool Corp.	13,999	976,570
VOXX International Corp.*	6,065	55,555
Weyco Group, Inc.	2,025	60,548

		1,553,655

Diversified Consumer Services 0.9%
2U, Inc.*	3,218	82,317
American Public Education, Inc.*	5,468	163,931

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Diversified Consumer Services (continued)
Ascent Capital Group, Inc., Class A*	4,356	$173,412
Bridgepoint Education, Inc.*	5,251	50,672
Bright Horizons Family Solutions, Inc.*	8,920	457,328
Capella Education Co.	3,430	222,538
Career Education Corp.*(a)	21,189	106,581
Carriage Services, Inc.	5,120	122,214
Chegg, Inc.*	22,941	182,381
Collectors Universe, Inc.	2,198	49,587
Grand Canyon Education, Inc.*	14,371	622,264
Houghton Mifflin Harcourt Co.*	34,028	798,978
ITT Educational Services, Inc.*(a)	7,223	49,044
K12, Inc.*	10,856	170,656
Liberty Tax, Inc.*(a)	1,144	31,838
LifeLock, Inc.*	25,172	355,177
Regis Corp.*	13,632	223,020
Sotheby’s	18,893	798,418
Steiner Leisure Ltd.*	4,203	199,222
Strayer Education, Inc.*	3,408	182,021
Universal Technical Institute, Inc.	6,959	66,806
Weight Watchers International, Inc.*	8,817	61,631

		5,170,036

Diversified Financial Services 0.3%
Gain Capital Holdings, Inc.	6,965	68,048
MarketAxess Holdings, Inc.	11,735	972,832
Marlin Business Services Corp.	2,632	52,719
NewStar Financial, Inc.*	8,055	94,485
On Deck Capital, Inc.*	3,374	71,833
PHH Corp.*	15,926	384,931
PICO Holdings, Inc.*	7,208	116,842
Resource America, Inc., Class A	4,723	42,979
Tiptree Financial, Inc., Class A*	2,472	16,389

		1,821,058

Diversified Telecommunication Services 0.6%
8x8, Inc.*	27,796	233,486
Atlantic Tele-Network, Inc.	2,927	202,607
Cincinnati Bell, Inc.*	66,517	234,805
Cogent Communications Holdings, Inc.	14,543	513,804
Consolidated Communications Holdings, Inc.	15,662	319,505
FairPoint Communications, Inc.*(a)	6,494	114,294
General Communication, Inc., Class A*	11,381	179,365
Globalstar, Inc.*(a)	85,656	285,235
Hawaiian Telcom Holdco, Inc.*(a)	3,409	90,782
IDT Corp., Class B	5,317	94,377
inContact, Inc.*	19,040	207,536
Inteliquent, Inc.	10,045	158,108
Intelsat SA*(a)	8,520	102,240
Iridium Communications, Inc.*(a)	25,285	245,517
Lumos Networks Corp.	5,979	91,240
magicJack VocalTec Ltd.*(a)	5,850	40,014
ORBCOMM, Inc.*(a)	17,418	103,985
Premiere Global Services, Inc.*	15,311	146,373
Vonage Holdings Corp.*	54,816	269,147

		3,632,420

Electric Utilities 1.3%
ALLETE, Inc.	13,844	730,409
Cleco Corp.	18,773	1,023,504
El Paso Electric Co.	12,598	486,787
Empire District Electric Co. (The)	13,457	334,003
IDACORP, Inc.	15,703	987,247
MGE Energy, Inc.	10,787	478,080
NRG Yield, Inc., Class A(a)	7,462	378,547
Otter Tail Corp.	11,340	364,808
PNM Resources, Inc.	24,430	713,356
Portland General Electric Co.	24,419	905,701
Spark Energy, Inc., Class A(a)	997	14,706
UIL Holdings Corp.	17,627	906,380
Unitil Corp.	4,353	151,354

		7,474,882

Electrical Equipment 1.0%
AZZ, Inc.	7,995	372,487
Capstone Turbine Corp.*(a)	105,722	68,719
Encore Wire Corp.	6,495	246,031
EnerSys	13,649	876,812
Enphase Energy, Inc.*	5,823	76,805
Franklin Electric Co., Inc.	14,889	567,866
FuelCell Energy, Inc.*(a)	71,153	88,941
Generac Holdings, Inc.*	21,355	1,039,775
General Cable Corp.	14,434	248,698
Global Power Equipment Group, Inc.	5,476	72,283
GrafTech International Ltd.*	35,973	139,935
LSI Industries, Inc.	6,837	55,722
Plug Power, Inc.*(a)	52,671	136,418
Polypore International, Inc.*(a)	14,014	825,425
Powell Industries, Inc.	2,840	95,907
Power Solutions International, Inc.*(a)	1,421	91,356
PowerSecure International, Inc.*	7,156	94,173
Preformed Line Products Co.	825	34,757
Revolution Lighting Technologies, Inc.*(a)	10,422	11,568
TCP International Holdings Ltd.*(a)	2,303	4,238
Thermon Group Holdings, Inc.*	10,032	241,470
Vicor Corp.*	5,175	78,660

		5,468,046

Electronic Equipment, Instruments & Components 2.7%
Agilysys, Inc.*	4,546	44,733
Anixter International, Inc.*	8,501	647,181
Badger Meter, Inc.(a)	4,527	271,348
Belden, Inc.	13,543	1,267,083
Benchmark Electronics, Inc.*	16,823	404,257
Checkpoint Systems, Inc.	13,136	142,132
Cognex Corp.*	26,936	1,335,756
Coherent, Inc.*	7,786	505,779
Control4 Corp.*	3,778	45,260
CTS Corp.	10,643	191,468
CUI Global, Inc.*(a)	6,431	37,686
Daktronics, Inc.	12,157	131,417

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Electronic Equipment, Instruments & Components (continued)
DTS, Inc.*	5,360	$182,615
Electro Rent Corp.	5,182	58,764
Electro Scientific Industries, Inc.(a)	7,519	46,467
Fabrinet*	11,087	210,542
FARO Technologies, Inc.*	5,373	333,825
FEI Co.	13,068	997,611
Gerber Scientific, Inc.*(a)(b)	8,390	0
GSI Group, Inc.*	9,544	127,126
II-VI, Inc.*	16,435	303,390
Insight Enterprises, Inc.*	12,753	363,716
InvenSense, Inc.*(a)	22,253	338,468
Itron, Inc.*	12,249	447,211
KEMET Corp.*(a)	14,337	59,355
Kimball Electronics, Inc.*	8,088	114,364
Littelfuse, Inc.	6,934	689,170
Maxwell Technologies, Inc.*(a)	9,064	73,056
Mercury Systems, Inc.*	10,424	162,093
Mesa Laboratories, Inc.(a)	882	63,680
Methode Electronics, Inc.	11,858	557,800
MTS Systems Corp.	4,713	356,539
Multi-Fineline Electronix, Inc.*	2,678	48,927
Newport Corp.*	12,471	237,697
OSI Systems, Inc.*	6,234	462,937
Park Electrochemical Corp.	6,613	142,576
PC Connection, Inc.	3,024	78,896
Plexus Corp.*	10,587	431,632
RealD, Inc.*	12,690	162,305
Rofin-Sinar Technologies, Inc.*	8,766	212,400
Rogers Corp.*	5,665	465,720
Sanmina Corp.*	25,257	610,967
ScanSource, Inc.*	8,873	360,688
Speed Commerce, Inc.*(a)	15,650	9,996
SYNNEX Corp.	8,754	676,247
TTM Technologies, Inc.*	17,129	154,332
Universal Display Corp.*(a)	12,675	592,556
Viasystems Group, Inc.*	1,604	28,054
Vishay Precision Group, Inc.*	4,009	63,863

		15,249,685

Energy Equipment & Services 1.0%
Aspen Aerogels, Inc.*(a)	1,786	13,002
Basic Energy Services, Inc.*	10,129	70,194
Bristow Group, Inc.	11,115	605,212
C&J Energy Services Ltd.*	14,579	162,264
CARBO Ceramics, Inc.(a)	6,209	189,436
CHC Group Ltd.*	10,289	13,684
Era Group, Inc.*	6,458	134,585
Exterran Holdings, Inc.	18,289	613,962
FMSA Holdings, Inc.*(a)	8,125	58,825
Forum Energy Technologies, Inc.*	18,587	364,305
Geospace Technologies Corp.*(a)	4,037	66,651
Glori Energy, Inc.*(a)	3,823	8,143
Gulf Island Fabrication, Inc.	4,293	63,794
GulfMark Offshore, Inc., Class A(a)	7,941	103,551
Helix Energy Solutions Group, Inc.*	32,973	493,276
Hercules Offshore, Inc.*(a)	46,991	19,699
Hornbeck Offshore Services, Inc.*	11,420	214,810
Independence Contract Drilling, Inc.*(a)	3,246	22,625
ION Geophysical Corp.*	39,298	85,277
Key Energy Services, Inc.*	41,864	76,192
Matrix Service Co.*	8,414	147,750
McDermott International, Inc.*(a)	74,715	286,906
Mitcham Industries, Inc.*	3,977	18,294
Natural Gas Services Group, Inc.*	3,720	71,498
Newpark Resources, Inc.*	26,561	241,971
Nordic American Offshore Ltd.(a)	5,769	52,844
North Atlantic Drilling Ltd.(a)	22,664	26,290
Nuverra Environmental Solutions, Inc.*(a)	4,718	16,796
Parker Drilling Co.*	38,452	134,197
PHI, Inc., Non-Voting Shares*	3,980	119,718
Pioneer Energy Services Corp.*	19,873	107,712
Profire Energy, Inc.*(a)	4,500	6,075
RigNet, Inc.*(a)	3,773	107,870
SEACOR Holdings, Inc.*	5,797	403,877
Tesco Corp.	10,985	124,899
TETRA Technologies, Inc.*	24,165	149,340
Vantage Drilling Co.*(a)	66,262	21,701
Willbros Group, Inc.*	12,216	40,435

		5,457,660

Food & Staples Retailing 1.0%
Andersons, Inc. (The)	8,807	364,346
Casey’s General Stores, Inc.	11,974	1,078,857
Chefs’ Warehouse Inc. (The)*	5,722	128,344
Diplomat Pharmacy, Inc.*	4,778	165,223
Fairway Group Holdings Corp.*(a)	5,894	39,902
Fresh Market, Inc. (The)*(a)	13,415	545,186
Ingles Markets, Inc., Class A	3,636	179,909
Liberator Medical Holdings, Inc.(a)	10,057	35,200
Natural Grocers by Vitamin Cottage, Inc.*	2,865	79,103
PriceSmart, Inc.	5,752	488,805
Roundy’s, Inc.*	12,487	61,061
Smart & Final Stores, Inc.*	4,310	75,856
SpartanNash Co.	11,710	369,568
SUPERVALU, Inc.*	63,449	737,912
United Natural Foods, Inc.*	15,415	1,187,572
Village Super Market, Inc., Class A(a)	1,979	62,220
Weis Markets, Inc.	3,444	171,373

		5,770,437

Food Products 1.5%
Alico, Inc.(a)	879	45,057
B&G Foods, Inc.	16,765	493,394
Boulder Brands, Inc.*(a)	19,076	181,794
Calavo Growers, Inc.	4,457	229,179
Cal-Maine Foods, Inc.(a)	9,700	378,882
Darling Ingredients, Inc.*	51,516	721,739
Dean Foods Co.	29,252	483,536
Diamond Foods, Inc.*	6,862	223,495
Farmer Bros. Co.*(a)	2,313	57,247
Fresh Del Monte Produce, Inc.(a)	10,312	401,240
Freshpet, Inc.*(a)	3,890	75,583

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food Products (continued)
Inventure Foods, Inc.*	4,784	$53,533
J&J Snack Foods Corp.	4,644	495,515
John B. Sanfilippo & Son, Inc.	2,611	112,534
Lancaster Colony Corp.	5,717	544,087
Landec Corp.*	8,157	113,790
Lifeway Foods, Inc.*	1,435	30,695
Limoneira Co.	3,560	77,608
Omega Protein Corp.*	6,695	91,655
Post Holdings, Inc.*	16,329	764,850
Sanderson Farms, Inc.(a)	7,236	576,347
Seaboard Corp.*	87	359,484
Seneca Foods Corp., Class A*	2,571	76,641
Snyder’s-Lance, Inc.	14,825	473,807
Tootsie Roll Industries, Inc.(a)	6,092	206,656
TreeHouse Foods, Inc.*	13,092	1,113,082

		8,381,430

Gas Utilities 1.1%
Chesapeake Utilities Corp.	4,555	230,528
Laclede Group, Inc. (The)	13,422	687,475
New Jersey Resources Corp.	26,227	814,611
Northwest Natural Gas Co.	8,480	406,616
ONE Gas, Inc.	16,165	698,813
Piedmont Natural Gas Co., Inc.	24,295	896,728
South Jersey Industries, Inc.	10,240	555,827
Southwest Gas Corp.	14,506	843,814
WGL Holdings, Inc.	16,172	912,101

		6,046,513

Health Care Equipment & Supplies 3.6%
Abaxis, Inc.(a)	7,022	450,180
ABIOMED, Inc.*	12,410	888,308
Accuray, Inc.*(a)	24,117	224,288
Analogic Corp.	3,879	352,601
AngioDynamics, Inc.*	7,804	138,833
Anika Therapeutics, Inc.*	4,547	187,200
Antares Pharma, Inc.*(a)	35,695	96,734
AtriCure, Inc.*	8,637	176,972
Atrion Corp.	482	166,536
Cantel Medical Corp.	10,571	502,123
Cardiovascular Systems, Inc.*	8,628	336,837
Cerus Corp.*(a)	29,067	121,209
CONMED Corp.	8,512	429,771
CryoLife, Inc.	8,814	91,401
Cyberonics, Inc.*	8,407	545,783
Cynosure, Inc., Class A*	6,998	214,629
Derma Sciences, Inc.*(a)	7,061	59,807
DexCom, Inc.*	23,346	1,455,390
Endologix, Inc.*	19,960	340,717
Entellus Medical, Inc.*	1,345	29,456
Exactech, Inc.*	3,050	78,172
GenMark Diagnostics, Inc.*	13,071	169,662
Globus Medical, Inc., Class A*	20,590	519,692
Greatbatch, Inc.*	7,788	450,536
Haemonetics Corp.*	16,309	732,600
HeartWare International, Inc.*	5,306	465,708
ICU Medical, Inc.*	4,200	391,188
Inogen, Inc.*	1,657	53,007
Insulet Corp.*	17,321	577,655
Integra LifeSciences Holdings Corp.*	7,817	481,918
Invacare Corp.	10,059	195,245
K2M Group Holdings, Inc.*(a)	2,960	65,268
LDR Holding Corp.*	5,185	189,978
Masimo Corp.*	13,988	461,324
Meridian Bioscience, Inc.	13,016	248,345
Merit Medical Systems, Inc.*	13,477	259,432
Natus Medical, Inc.*	10,046	396,516
Neogen Corp.*	11,463	535,666
Nevro Corp.*	2,556	122,509
NuVasive, Inc.*	14,581	670,580
NxStage Medical, Inc.*	19,134	331,018
Ocular Therapeutix, Inc.*(a)	1,832	76,917
OraSure Technologies, Inc.*	17,747	116,065
Orthofix International NV*	5,792	207,875
Oxford Immunotec Global PLC*	4,551	64,078
PhotoMedex, Inc.*(a)	4,029	8,098
Quidel Corp.*	8,938	241,147
Rockwell Medical, Inc.*(a)	14,902	162,879
Roka Bioscience, Inc.*	1,582	5,062
RTI Surgical, Inc.*	17,619	87,038
Second Sight Medical Products, Inc.*(a)	1,055	13,525
Sientra, Inc.*	1,836	35,233
Spectranetics Corp. (The)*	12,981	451,220
STAAR Surgical Co.*(a)	12,330	91,612
STERIS Corp.	18,449	1,296,411
SurModics, Inc.*	3,981	103,625
Symmetry Surgical, Inc.*	2,975	21,807
Tandem Diabetes Care, Inc.*(a)	2,995	37,797
Thoratec Corp.*	16,701	699,605
Tornier NV*(a)	11,074	290,360
TransEnterix, Inc.*(a)	9,052	26,522
TriVascular Technologies, Inc.*(a)	2,361	24,767
Unilife Corp.*(a)	37,113	148,823
Utah Medical Products, Inc.	1,194	71,473
Vascular Solutions, Inc.*	5,373	162,909
Veracyte, Inc.*(a)	2,062	15,011
West Pharmaceutical Services, Inc.	22,047	1,327,450
Wright Medical Group, Inc.*(a)	15,558	401,396
ZELTIQ Aesthetics, Inc.*	9,073	279,721

		20,673,220

Health Care Providers & Services 2.6%
AAC Holdings, Inc.*(a)	1,732	52,965
Acadia Healthcare Co., Inc.*	13,310	952,996

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Aceto Corp.	9,036	$198,792
Addus HomeCare Corp.*	1,864	42,909
Adeptus Health, Inc., Class A*	1,810	90,898
Air Methods Corp.*	12,160	566,534
Alliance HealthCare Services, Inc.*	1,555	34,490
Almost Family, Inc.*	2,469	110,389
Amedisys, Inc.*	8,529	228,407
AMN Healthcare Services, Inc.*	14,497	334,446
Amsurg Corp.*	13,197	811,879
Bio-Reference Laboratories, Inc.*	7,694	271,137
BioScrip, Inc.*	20,908	92,622
BioTelemetry, Inc.*	8,284	73,313
Capital Senior Living Corp.*	9,138	237,040
Chemed Corp.	5,463	652,282
Civitas Solutions, Inc.*	3,746	78,441
CorVel Corp.*	3,512	120,848
Cross Country Healthcare, Inc.*	9,843	116,738
Ensign Group, Inc. (The)	7,009	328,442
ExamWorks Group, Inc.*	10,856	451,827
Five Star Quality Care, Inc.*	12,996	57,702
Genesis Healthcare, Inc.*	7,354	52,361
Hanger, Inc.*(a)	11,043	250,566
HealthEquity, Inc.*	3,201	79,993
HealthSouth Corp.	27,381	1,214,621
Healthways, Inc.*	9,806	193,178
IPC Healthcare, Inc.*	5,392	251,483
Kindred Healthcare, Inc.	24,423	581,023
Landauer, Inc.	3,036	106,685
LHC Group, Inc.*	3,842	126,901
Magellan Health, Inc.*	8,556	605,936
Molina Healthcare, Inc.*	9,389	631,786
National Healthcare Corp.	3,251	207,121
National Research Corp., Class A(a)	2,956	42,566
National Research Corp., Class B	311	9,952
Owens & Minor, Inc.	19,745	668,171
PharMerica Corp.*	9,437	266,029
Providence Service Corp. (The)*	3,634	193,038
RadNet, Inc.*	10,097	84,815
Select Medical Holdings Corp.	24,676	365,945
Surgical Care Affiliates, Inc.*	4,015	137,835
Team Health Holdings, Inc.*	21,958	1,284,763
Triple-S Management Corp., Class B*	7,807	155,203
Trupanion, Inc.*(a)	2,758	22,064
U.S. Physical Therapy, Inc.	3,877	184,158
Universal American Corp.*	13,033	139,192
WellCare Health Plans, Inc.*	13,665	1,249,801

		15,010,283

Health Care Technology 0.5%
Castlight Health, Inc., Class B*(a)	4,110	31,894
Computer Programs & Systems, Inc.(a)	3,503	190,073
Connecture, Inc.*	1,421	14,707
HealthStream, Inc.*	6,696	168,739
HMS Holdings Corp.*	27,520	425,184
Imprivata, Inc.*	1,878	26,292
MedAssets, Inc.*	19,169	360,761
Medidata Solutions, Inc.*	16,774	822,597
Merge Healthcare, Inc.*	21,729	97,129
Omnicell, Inc.*	11,401	400,175
Quality Systems, Inc.	15,525	248,089
Vocera Communications, Inc.*	6,839	67,843

		2,853,483

Hotels, Restaurants & Leisure 3.3%
Belmond Ltd., Class A*	30,210	370,979
Biglari Holdings, Inc.*	530	219,473
BJ’s Restaurants, Inc.*	6,781	342,101
Bloomin’ Brands, Inc.	23,891	581,268
Bob Evans Farms, Inc.(a)	7,712	356,757
Boyd Gaming Corp.*	24,312	345,230
Bravo Brio Restaurant Group, Inc.*	4,104	60,288
Buffalo Wild Wings, Inc.*	5,892	1,067,866
Caesars Acquisition Co., Class A*	14,136	96,125
Caesars Entertainment Corp.*(a)	16,130	169,849
Carrols Restaurant Group, Inc.*	10,994	91,140
Cheesecake Factory, Inc. (The)	15,473	763,283
Churchill Downs, Inc.	4,187	481,379
Chuy’s Holdings, Inc.*(a)	5,174	116,570
ClubCorp Holdings, Inc.	6,868	132,964
Cracker Barrel Old Country Store, Inc.(a)	5,938	903,407
Dave & Buster’s Entertainment, Inc.*	2,162	65,855
Del Frisco’s Restaurant Group, Inc.*	7,490	150,923
Denny’s Corp.*	27,161	309,635
Diamond Resorts International, Inc.*	11,103	371,173
DineEquity, Inc.	5,165	552,707
El Pollo Loco Holdings, Inc.*(a)	2,632	67,406
Empire Resorts, Inc.*(a)	4,716	21,694
Famous Dave’s of America, Inc.*(a)	1,459	41,581
Fiesta Restaurant Group, Inc.*	8,364	510,204
Habit Restaurants, Inc. (The), Class A*(a)	1,854	59,588
Ignite Restaurant Group, Inc.*	2,599	12,605
International Speedway Corp., Class A	8,659	282,370
Interval Leisure Group, Inc.	12,401	325,030
Intrawest Resorts Holdings, Inc.*	4,115	35,883
Isle of Capri Casinos, Inc.*	6,888	96,776
Jack in the Box, Inc.	12,480	1,197,082
Jamba, Inc.*(a)	5,277	77,625
Krispy Kreme Doughnuts, Inc.*	20,378	407,356
La Quinta Holdings, Inc.*	13,937	330,028
Life Time Fitness, Inc.*	12,700	901,192
Marcus Corp. (The)	5,721	121,800
Marriott Vacations Worldwide Corp.	8,315	673,931
Monarch Casino & Resort, Inc.*	3,111	59,545
Morgans Hotel Group Co.*	9,181	71,153
Nathan’s Famous, Inc.	971	52,580
Noodles & Co.*(a)	3,352	58,459
Papa John’s International, Inc.	9,488	586,453
Papa Murphy’s Holdings, Inc.*	1,970	35,736
Penn National Gaming, Inc.*	24,507	383,780

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Pinnacle Entertainment, Inc.*	17,757	$640,850
Popeyes Louisiana Kitchen, Inc.*	7,385	441,771
Potbelly Corp.*	4,831	66,185
Red Robin Gourmet Burgers, Inc.*	4,467	388,629
Ruby Tuesday, Inc.*	19,401	116,600
Ruth’s Hospitality Group, Inc.	11,306	179,539
Scientific Games Corp., Class A*(a)	15,796	165,384
Shake Shack, Inc., Class A*	1,647	82,432
Sonic Corp.	16,997	538,805
Speedway Motorsports, Inc.	3,601	81,923
Texas Roadhouse, Inc.	21,623	787,726
Vail Resorts, Inc.	11,240	1,162,441
Zoe’s Kitchen, Inc.*	1,900	63,251

		18,674,365

Household Durables 1.2%
Beazer Homes USA, Inc.*	8,545	151,417
Cavco Industries, Inc.*	2,793	209,643
Century Communities, Inc.*	1,372	26,521
CSS Industries, Inc.	2,989	90,118
Dixie Group, Inc. (The)*(a)	4,677	42,327
Ethan Allen Interiors, Inc.	7,922	218,964
Flexsteel Industries, Inc.	1,500	46,935
Helen of Troy Ltd.*	8,858	721,838
Hovnanian Enterprises, Inc., Class A*(a)	36,142	128,666
Installed Building Products, Inc.*	2,815	61,254
iRobot Corp.*	9,212	300,588
KB Home	26,349	411,571
La-Z-Boy, Inc.	16,362	459,936
LGI Homes, Inc.*(a)	4,688	78,102
Libbey, Inc.	6,736	268,834
Lifetime Brands, Inc.	3,321	50,745
M.D.C. Holdings, Inc.	12,289	350,236
M/I Homes, Inc.*	7,788	185,666
Meritage Homes Corp.*	12,292	597,883
NACCO Industries, Inc., Class A	1,380	73,126
New Home Co., Inc. (The)*	2,791	44,516
Ryland Group, Inc. (The)(a)	14,571	710,191
Skullcandy, Inc.*	6,256	70,693
Standard Pacific Corp.*	45,519	409,671
TRI Pointe Homes, Inc.*	45,962	709,194
Turtle Beach Corp.*(a)	2,306	4,289
UCP, Inc., Class A*(a)	2,649	23,046
Universal Electronics, Inc.*	4,962	280,055
WCI Communities, Inc.*(a)	3,630	86,939
William Lyon Homes, Class A*	5,628	145,315

		6,958,279

Household Products 0.2%
Central Garden and Pet Co., Class A*	13,701	145,504
HRG Group, Inc.*	25,912	323,382
Oil-Dri Corp. of America	1,560	52,494
Orchids Paper Products Co.	2,602	70,150
WD-40 Co.	4,679	414,279

		1,005,809

Independent Power and Renewable Electricity Producers 0.5%
Abengoa Yield PLC	8,933	301,757
Atlantic Power Corp.	38,011	106,811
Dynegy, Inc.*	38,174	1,199,809
Ormat Technologies, Inc.	10,238	389,249
Pattern Energy Group, Inc.	13,665	386,993
TerraForm Power, Inc., Class A	8,919	325,632
Vivint Solar, Inc.*	6,169	74,891

		2,785,142

Industrial Conglomerates 0.0%†
Raven Industries, Inc.	11,412	233,490

Information Technology Services 2.3%
Acxiom Corp.*	24,097	445,554
Blackhawk Network Holdings, Inc.*	16,447	588,309
CACI International, Inc., Class A*	7,348	660,732
Cardtronics, Inc.*	13,984	525,798
Cass Information Systems, Inc.	3,602	202,216
Ciber, Inc.*	24,839	102,337
Computer Task Group, Inc.	4,947	36,163
Convergys Corp.	31,699	724,956
CSG Systems International, Inc.	10,630	323,046
Datalink Corp.*	6,083	73,239
EPAM Systems, Inc.*	11,058	677,745
Euronet Worldwide, Inc.*	15,833	930,189
EVERTEC, Inc.	20,534	448,873
ExlService Holdings, Inc.*	10,307	383,420
Forrester Research, Inc.	3,410	125,420
Global Cash Access Holdings, Inc.*	20,112	153,253
Hackett Group, Inc. (The)	8,246	73,719
Heartland Payment Systems, Inc.	11,189	524,205
Higher One Holdings, Inc.*	10,517	25,451
IGATE Corp.*	11,562	493,235
Information Services Group, Inc.	10,703	42,705
Lionbridge Technologies, Inc.*	19,960	114,171
Luxoft Holding, Inc.*	2,489	128,781
ManTech International Corp., Class A	7,572	256,994
MAXIMUS, Inc.	21,165	1,412,975
ModusLink Global Solutions, Inc.*	10,930	42,081
MoneyGram International, Inc.*	9,028	78,002
NeuStar, Inc., Class A*(a)	6,801	167,441
PRGX Global, Inc.*	9,123	36,675
Science Applications International Corp.	12,423	637,921
ServiceSource International, Inc.*	21,853	67,744
Sykes Enterprises, Inc.*	12,417	308,562
Syntel, Inc.*	9,702	501,884
TeleTech Holdings, Inc.	5,483	139,542
Unisys Corp.*	16,084	373,310
Virtusa Corp.*	8,174	338,240
WEX, Inc.*	12,122	1,301,418

		13,466,306

Insurance 2.4%
Ambac Financial Group, Inc.*	12,958	313,584
American Equity Investment Life Holding Co.	23,125	673,631

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
AMERISAFE, Inc.	5,870	$271,487
AmTrust Financial Services, Inc.(a)	9,444	538,166
Argo Group International Holdings Ltd.	9,003	451,500
Atlas Financial Holdings, Inc.*	3,649	64,478
Baldwin & Lyons, Inc., Class B	2,918	68,456
Citizens, Inc.*(a)	13,362	82,310
CNO Financial Group, Inc.	63,482	1,093,160
Crawford & Co., Class B(a)	8,378	72,386
Donegal Group, Inc., Class A	2,541	39,945
eHealth, Inc.*	5,436	50,990
EMC Insurance Group, Inc.	1,618	54,688
Employers Holdings, Inc.	9,910	267,471
Enstar Group Ltd.*	2,662	377,631
FBL Financial Group, Inc., Class A	3,020	187,270
Federated National Holding Co.	4,330	132,498
Fidelity & Guaranty Life	3,465	73,458
First American Financial Corp.	33,341	1,189,607
Global Indemnity PLC*	2,451	68,015
Greenlight Capital Re Ltd., Class A*	8,931	284,006
Hallmark Financial Services, Inc.*	4,486	47,552
HCI Group, Inc.	2,657	121,877
Heritage Insurance Holdings, Inc.*(a)	2,149	47,299
Horace Mann Educators Corp.	12,758	436,324
Independence Holding Co.	2,351	31,950
Infinity Property & Casualty Corp.	3,592	294,724
James River Group Holdings Ltd.	3,424	80,567
Kansas City Life Insurance Co.	1,168	53,646
Kemper Corp.	13,379	521,246
Maiden Holdings Ltd.	15,724	233,187
Meadowbrook Insurance Group, Inc.	15,655	133,067
Montpelier Re Holdings Ltd.	11,531	443,252
National General Holdings Corp.	11,230	210,001
National Interstate Corp.	2,199	61,748
National Western Life Insurance Co., Class A(a)	701	178,264
Navigators Group, Inc. (The)*	3,286	255,782
OneBeacon Insurance Group Ltd., Class A	7,135	108,523
Patriot National, Inc.*	1,997	25,362
Phoenix Cos., Inc. (The)*(a)	1,722	86,083
Primerica, Inc.	17,040	867,336
RLI Corp.	13,351	699,726
Safety Insurance Group, Inc.	4,044	241,629
Selective Insurance Group, Inc.	17,572	510,467
State Auto Financial Corp.	4,793	116,422
State National Cos., Inc.	8,253	82,117
Stewart Information Services Corp.	6,755	274,523
Symetra Financial Corp.	23,299	546,595
Third Point Reinsurance Ltd.*	17,962	254,162
United Fire Group, Inc.	6,487	206,092
United Insurance Holdings Corp.(a)	5,273	118,642
Universal Insurance Holdings, Inc.	9,762	249,810

		13,892,712

Internet & Catalog Retail 0.5%
1-800-FLOWERS.COM, Inc., Class A*	7,683	90,890
Blue Nile, Inc.*	3,722	118,508
EVINE Live, Inc.*	13,349	89,572
FTD Cos., Inc.*	5,953	178,233
Gaiam, Inc., Class A*	4,590	33,461
HSN, Inc.	10,270	700,722
Lands’ End, Inc.*	5,187	186,109
Nutrisystem, Inc.	9,113	182,078
Orbitz Worldwide, Inc.*	16,203	188,927
Overstock.com, Inc.*	3,713	89,929
PetMed Express, Inc.	6,367	105,183
Shutterfly, Inc.*	12,050	545,142
Travelport Worldwide Ltd.(a)	9,370	156,479
Wayfair, Inc., Class A*(a)	4,008	128,737

		2,793,970

Internet Software & Services 2.2%
Amber Road, Inc.*	2,803	25,928
Angie’s List, Inc.*(a)	13,981	82,069
Bankrate, Inc.*	20,932	237,369
Bazaarvoice, Inc.*(a)	15,692	88,660
Benefitfocus, Inc.*	1,440	52,978
Blucora, Inc.*	13,343	182,265
Borderfree, Inc.*	1,927	11,581
Box, Inc., Class A*	3,437	67,881
Brightcove, Inc.*	10,137	74,304
Carbonite, Inc.*	5,517	78,893
Care.com, Inc.*	2,016	15,281
ChannelAdvisor Corp.*(a)	6,344	61,473
Cimpress NV*	10,346	872,996
comScore, Inc.*	10,820	553,984
Constant Contact, Inc.*	9,809	374,802
Cornerstone OnDemand, Inc.*	16,608	479,805
Coupons.com, Inc.*(a)	4,045	47,488
Cvent, Inc.*	5,678	159,211
Dealertrack Technologies, Inc.*	16,757	645,480
Demand Media, Inc.*	2,832	16,199
Demandware, Inc.*	9,397	572,277
Dice Holdings, Inc.*	12,359	110,242
EarthLink Holdings Corp.(a)	31,889	141,587
Endurance International Group Holdings, Inc.*(a)	9,466	180,422
Envestnet, Inc.*	10,555	591,924
Everyday Health, Inc.*	2,401	30,877
Five9, Inc.*	3,852	21,417
Global Sources Ltd.*	4,777	27,993
Gogo, Inc.*(a)	17,433	332,273
GrubHub, Inc.*	2,828	128,363
GTT Communications, Inc.*	5,063	95,589
Hortonworks, Inc.*	1,945	46,369
Internap Corp.*	17,336	177,347
IntraLinks Holdings, Inc.*	12,152	125,652
j2 Global, Inc.	14,654	962,475
Limelight Networks, Inc.*	18,972	68,868
Liquidity Services, Inc.*	7,839	77,449
LivePerson, Inc.*	17,048	174,486
LogMeIn, Inc.*	7,585	424,684
Marchex, Inc., Class B	10,806	44,089
Marin Software, Inc.*	8,427	53,006

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
Marketo, Inc.*	8,024	$205,575
Millennial Media, Inc.*(a)	23,747	34,433
Monster Worldwide, Inc.*	28,692	181,907
New Relic, Inc.*	1,409	48,892
NIC, Inc.	20,326	359,160
OPOWER, Inc.*	2,455	24,869
Perficient, Inc.*	10,861	224,714
Q2 Holdings, Inc.*	3,358	70,988
QuinStreet, Inc.*	10,847	64,540
RealNetworks, Inc.*	6,885	46,336
Reis, Inc.	2,622	67,228
RetailMeNot, Inc.*(a)	9,755	175,688
Rightside Group Ltd.*	2,756	27,973
Rocket Fuel, Inc.*(a)	5,595	51,474
SciQuest, Inc.*	8,671	146,800
Shutterstock, Inc.*	4,761	326,938
SPS Commerce, Inc.*	5,092	341,673
Stamps.com, Inc.*	4,431	298,162
TechTarget, Inc.*	5,158	59,472
Textura Corp.*(a)	5,909	160,607
Travelzoo, Inc.*	2,319	22,355
Tremor Video, Inc.*	11,190	26,185
TrueCar, Inc.*	2,487	44,393
Unwired Planet, Inc.*	30,940	17,692
Web.com Group, Inc.*	16,174	306,497
WebMD Health Corp.*	12,122	531,368
Wix.com Ltd.*	4,199	80,453
XO Group, Inc.*	8,231	145,442
Xoom Corp.*(a)	9,796	143,903
YuMe, Inc.*(a)	5,735	29,765

		12,781,518

Leisure Products 0.5%
Arctic Cat, Inc.	4,087	148,440
Black Diamond, Inc.*	7,118	67,265
Brunswick Corp.	28,849	1,484,281
Callaway Golf Co.	24,253	231,131
Escalade, Inc.	3,032	52,696
JAKKS Pacific, Inc.*(a)	5,744	39,289
Johnson Outdoors, Inc., Class A	1,527	50,559
LeapFrog Enterprises, Inc.*	19,913	43,411
Malibu Boats, Inc., Class A*	2,480	57,908
Marine Products Corp.	3,339	28,615
Nautilus, Inc.*	9,838	150,226
Smith & Wesson Holding Corp.*(a)	17,392	221,400
Sturm Ruger & Co., Inc.(a)	6,092	302,346

		2,877,567

Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc.*(a)	7,185	161,663
Affymetrix, Inc.*(a)	22,758	285,840
Albany Molecular Research, Inc.*(a)	7,437	130,891
Cambrex Corp.*	9,601	380,488
Enzo Biochem, Inc.*	10,667	31,468
Fluidigm Corp.*	8,755	368,586
Furiex Pharmaceuticals, Inc.*(b)	2,184	21,338
INC Research Holdings, Inc., Class A*	2,848	93,215
Luminex Corp.*	11,837	189,392
NanoString Technologies, Inc.*	3,163	32,231
Pacific Biosciences of California, Inc.*	18,454	107,771
PAREXEL International Corp.*	17,702	1,221,261
PRA Health Sciences, Inc.*	6,041	174,222
Sequenom, Inc.*(a)	36,935	145,893

		3,344,259

Machinery 2.9%
Accuride Corp.*	12,221	56,950
Actuant Corp., Class A	19,346	459,274
Alamo Group, Inc.	2,058	129,922
Albany International Corp., Class A	8,740	347,415
Altra Industrial Motion Corp.	8,510	235,216
American Railcar Industries, Inc.(a)	2,980	148,195
ARC Group Worldwide, Inc.*(a)	915	4,886
Astec Industries, Inc.	5,914	253,592
Barnes Gro up, Inc.	16,717	676,871
Blount International, Inc.	15,554	200,336
Briggs & Stratton Corp.	14,590	299,679
Chart Industries, Inc.*	9,533	334,370
CIRCOR International, Inc.	5,526	302,272
CLARCOR, Inc.	15,639	1,033,112
Columbus McKinnon Corp.	6,293	169,533
Commercial Vehicle Group, Inc.*	8,245	53,098
Douglas Dynamics, Inc.	7,027	160,497
Dynamic Materials Corp.	4,429	56,558
Energy Recovery, Inc.*(a)	11,518	29,832
EnPro Industries, Inc.	7,114	469,168
ESCO Technologies, Inc.	8,275	322,560
ExOne Co. (The)*(a)	3,214	43,871
Federal Signal Corp.	19,654	310,337
FreightCar America, Inc.	3,777	118,711
Global Brass & Copper Holdings, Inc.	6,521	100,749
Gorman-Rupp Co. (The)	5,966	178,682
Graham Corp.	3,268	78,334
Greenbrier Cos., Inc. (The)(a)	8,662	502,396
Harsco Corp.	25,194	434,848
Hillenbrand, Inc.	19,409	599,156
Hurco Cos., Inc.	2,048	67,441
Hyster-Yale Materials Handling, Inc.	3,206	234,968
John Bean Technologies Corp.	9,118	325,695
Kadant, Inc.	3,533	185,871
LB Foster Co., Class A	3,277	155,592
Lindsay Corp.(a)	3,829	291,961
Lydall, Inc.*(a)	5,354	169,829
Manitex International, Inc.*(a)	4,334	42,170

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Meritor, Inc.*	30,649	$386,484
Miller Industries, Inc.	3,449	84,501
Mueller Industries, Inc.	17,323	625,880
Mueller Water Products, Inc., Class A	49,701	489,555
NN, Inc.	5,527	138,617
Omega Flex, Inc.	876	22,031
Proto Labs, Inc.*(a)	7,093	496,510
RBC Bearings, Inc.	7,126	545,424
Rexnord Corp.*	23,529	627,989
Standex International Corp.	3,992	327,863
Sun Hydraulics Corp.	6,941	287,080
Tennant Co.	5,763	376,727
Titan International, Inc.(a)	13,543	126,763
TriMas Corp.*	14,141	435,401
Twin Disc, Inc.	2,614	46,189
Wabash National Corp.*	21,506	303,235
Watts Water Technologies, Inc., Class A	8,718	479,752
Woodward, Inc.	20,531	1,047,286
Xerium Technologies, Inc.*	3,487	56,559

		16,487,793

Marine 0.2%
Baltic Trading Ltd.	16,032	23,888
International Shipholding Corp.(a)	1,769	21,423
Knightsbridge Shipping Ltd.(a)	10,706	53,530
Matson, Inc.	13,308	561,065
Navios Maritime Holdings, Inc.	25,080	104,834
Safe Bulkers, Inc.	12,534	44,997
Scorpio Bulkers, Inc.*	42,640	101,057
Ultrapetrol (Bahamas) Ltd.*	6,670	9,671

		920,465

Media 1.4%
AH Belo Corp., Class A	5,833	48,006
AMC Entertainment Holdings, Inc., Class A	6,608	234,518
Carmike Cinemas, Inc.*	7,552	253,747
Central European Media Enterprises Ltd., Class A*(a)	22,546	59,972
Cinedigm Corp., Class A*(a)	25,318	41,015
Crown Media Holdings, Inc., Class A*	10,862	43,448
Cumulus Media, Inc., Class A*	45,578	112,578
Daily Journal Corp.*(a)	334	61,189
Dex Media, Inc.*(a)	4,614	19,333
E.W. Scripps Co. (The), Class A*	9,774	277,973
Entercom Communications Corp., Class A*	7,536	91,562
Entravision Communications Corp., Class A	18,023	114,086
Eros International PLC*	6,877	120,141
Global Eagle Entertainment, Inc.*	12,411	165,190
Gray Television, Inc.*	15,691	216,850
Harte-Hanks, Inc.	15,325	119,535
Hemisphere Media Group, Inc.*(a)	2,713	34,319
Journal Communications, Inc., Class A*	14,196	210,385
Lee Enterprises, Inc.*(a)	16,648	52,774
Loral Space & Communications, Inc.*	4,086	279,646
Martha Stewart Living Omnimedia, Inc., Class A*	9,373	60,924
McClatchy Co. (The), Class A*	20,361	37,464
MDC Partners, Inc., Class A	13,291	376,800
Media General, Inc.*	24,874	410,172
Meredith Corp.	11,094	618,712
National CineMedia, Inc.	19,207	290,026
New Media Investment Group, Inc.	13,955	333,943
New York Times Co. (The), Class A	43,277	595,492
Nexstar Broadcasting Group, Inc., Class A	9,574	547,824
Radio One, Inc., Class D*	6,812	20,981
ReachLocal, Inc.*(a)	4,291	12,487
Reading International, Inc., Class A*	5,393	72,536
Rentrak Corp.*(a)	3,119	173,292
Saga Communications, Inc., Class A	1,150	51,221
Salem Media Group, Inc., Class A	3,410	21,006
Scholastic Corp.	8,223	336,650
SFX Entertainment, Inc.*(a)	14,046	57,448
Sinclair Broadcast Group, Inc., Class A(a)	21,483	674,781
Sizmek, Inc.*	7,092	51,488
Time, Inc.	34,026	763,543
Townsquare Media, Inc., Class A*	2,837	36,455
World Wrestling Entertainment, Inc., Class A(a)	9,323	130,615

		8,230,127

Metals & Mining 1.0%
AK Steel Holding Corp.*(a)	55,503	248,098
AM Castle & Co.*	5,961	21,758
Ampco-Pittsburgh Corp.	2,621	45,763
Century Aluminum Co.*	16,056	221,573
Coeur Mining, Inc.*(a)	32,500	153,075
Commercial Metals Co.	36,779	595,452
Globe Specialty Metals, Inc.	19,859	375,732
Gold Resource Corp.(a)	11,856	37,821
Handy & Harman Ltd.*	1,258	51,653
Haynes International, Inc.	3,883	173,221
Hecla Mining Co.(a)	115,338	343,707
Horsehead Holding Corp.*(a)	17,336	219,474
Kaiser Aluminum Corp.	5,632	433,044
Materion Corp.	6,394	245,721
Molycorp, Inc.*(a)	58,442	22,518
Noranda Aluminum Holding Corp.(a)	14,257	42,343
Olympic Steel, Inc.	2,661	35,817
RTI International Metals, Inc.*	9,582	344,090
Ryerson Holding Corp.*	3,583	22,824
Schnitzer Steel Industries, Inc., Class A	8,257	130,956
Stillwater Mining Co.*	37,447	483,815
SunCoke Energy, Inc.	20,670	308,810
U.S. Silica Holdings, Inc.(a)	16,614	591,625
Universal Stainless & Alloy Products, Inc.*	2,262	59,310

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Metals & Mining (continued)
Walter Energy, Inc.(a)	20,675	$12,818
Worthington Industries, Inc.	16,105	428,554

		5,649,572

Multiline Retail 0.2%
Bon-Ton Stores, Inc. (The)(a)	4,603	32,037
Burlington Stores, Inc.*	8,959	532,344
Fred’s, Inc., Class A	11,508	196,672
Tuesday Morning Corp.*	13,557	218,267

		979,320

Multi-Utilities 0.4%
Avista Corp.	18,723	639,952
Black Hills Corp.	13,875	699,855
NorthWestern Corp.	14,629	786,894

		2,126,701

Oil, Gas & Consumable Fuels 2.3%
Abraxas Petroleum Corp.*	29,321	95,293
Adams Resources & Energy, Inc.	615	41,334
Alon USA Energy, Inc.	8,235	136,454
Alpha Natural Resources, Inc.*(a)	70,757	70,750
American Eagle Energy Corp.*(a)	9,433	1,698
Amyris, Inc.*(a)	8,436	20,246
Approach Resources, Inc.*(a)	12,491	82,316
Arch Coal, Inc.*(a)	64,537	64,531
Ardmore Shipping Corp.	5,562	56,009
Bill Barrett Corp.*	15,630	129,729
Bonanza Creek Energy, Inc.*	12,248	302,036
Callon Petroleum Co.*	19,848	148,265
Carrizo Oil & Gas, Inc.*	15,856	787,250
Clayton Williams Energy, Inc.*	1,857	94,020
Clean Energy Fuels Corp.*(a)	22,267	118,794
Cloud Peak Energy, Inc.*	19,419	113,019
Comstock Resources, Inc.(a)	15,340	54,764
Contango Oil & Gas Co.*	5,504	121,088
Delek US Holdings, Inc.	18,356	729,651
DHT Holdings, Inc.	29,098	203,104
Diamondback Energy, Inc.*	13,716	1,053,937
Dorian LPG Ltd.*	2,342	30,516
Eclipse Resources Corp.*	9,587	53,879
Emerald Oil, Inc.*(a)	24,141	17,864
Energy XXI Ltd.(a)	29,478	107,300
Evolution Petroleum Corp.	6,022	35,831
EXCO Resources, Inc.(a)	48,496	88,748
Frontline Ltd.*	23,047	51,625
FX Energy, Inc.*(a)	16,761	20,951
GasLog Ltd.(a)	13,151	255,392
Gastar Exploration, Inc.*(a)	22,341	58,533
Goodrich Petroleum Corp.*	12,501	44,379
Green Plains, Inc.	11,716	334,492
Halcon Resources Corp.*(a)	81,645	125,733
Hallador Energy Co.	3,018	35,280
Harvest Natural Resources, Inc.*(a)	12,893	5,763
Isramco, Inc.*	285	35,853
Jones Energy, Inc., Class A*	4,156	37,321
Magnum Hunter Resources Corp.*(a)	62,437	166,707
Matador Resources Co.*	22,868	501,267
Midstates Petroleum Co., Inc.*(a)	11,965	10,170
Miller Energy Resources, Inc.*(a)	9,310	5,820
Navios Maritime Acquisition Corp.	26,046	92,203
Nordic American Tankers Ltd.(a)	27,770	330,741
Northern Oil and Gas, Inc.*(a)	19,205	148,071
Pacific Ethanol, Inc.*(a)	7,730	83,407
Panhandle Oil and Gas, Inc., Class A	4,314	85,374
Parsley Energy, Inc., Class A*	16,596	265,204
PDC Energy, Inc.*	12,310	665,232
Penn Virginia Corp.*(a)	20,806	134,823
PetroQuest Energy, Inc.*	18,695	42,999
Renewable Energy Group, Inc.*	11,111	102,443
Resolute Energy Corp.*(a)	24,658	13,892
REX American Resources Corp.*	2,005	121,924
Rex Energy Corp.*(a)	15,289	56,875
Ring Energy, Inc.*	6,419	68,170
Rosetta Resources, Inc.*	22,461	382,286
RSP Permian, Inc.*	7,631	192,225
Sanchez Energy Corp.*(a)	15,994	208,082
Scorpio Tankers, Inc.	51,051	480,900
SemGroup Corp., Class A	13,205	1,074,095
Ship Finance International Ltd.(a)	18,460	273,208
Solazyme, Inc.*(a)	24,096	68,915
Stone Energy Corp.*	17,542	257,517
Swift Energy Co.*(a)	14,025	30,294
Synergy Resources Corp.*(a)	25,196	298,573
Teekay Tankers Ltd., Class A	24,985	143,414
TransAtlantic Petroleum Ltd.*(a)	6,988	37,316
Triangle Petroleum Corp.*(a)	20,844	104,845
VAALCO Energy, Inc.*	15,507	37,992
Vertex Energy, Inc.*(a)	3,963	14,663
W&T Offshore, Inc.	11,312	57,804
Warren Resources, Inc.*	23,334	20,767
Western Refining, Inc.	15,386	759,915
Westmoreland Coal Co.*	4,712	126,093

		13,227,974

Paper & Forest Products 0.7%
Boise Cascade Co.*	12,381	463,792
Clearwater Paper Corp.*	5,926	386,968
Deltic Timber Corp.(a)	3,509	232,471
KapStone Paper and Packaging Corp.	26,424	867,764
Louisiana-Pacific Corp.*	43,805	723,221
Neenah Paper, Inc.	5,218	326,334
P.H. Glatfelter Co.	13,546	372,921
Resolute Forest Products, Inc.*	20,307	350,296
Schweitzer-Mauduit International, Inc.	9,424	434,635
Wausau Paper Corp.	13,080	124,652

		4,283,054

Personal Products 0.2%
Elizabeth Arden, Inc.*(a)	8,197	127,873
Female Health Co. (The)(a)	7,218	20,427
Inter Parfums, Inc.	5,262	171,646
Medifast, Inc.*	3,808	114,126
Nature’s Sunshine Products, Inc.	3,128	41,039

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Personal Products (continued)
Nutraceutical International Corp.*(a)	2,770	$54,569
Revlon, Inc., Class A*	3,614	148,897
Synutra International, Inc.*(a)	5,634	36,058
USANA Health Sciences, Inc.*	1,799	199,905

		914,540

Pharmaceuticals 1.9%
AcelRx Pharmaceuticals, Inc.*(a)	7,859	30,336
Achaogen, Inc.*	2,221	21,677
Aerie Pharmaceuticals, Inc.*	3,289	103,077
Akorn, Inc.*	19,404	921,884
Alimera Sciences, Inc.*(a)	7,521	37,680
Amphastar Pharmaceuticals, Inc.*	2,922	43,713
Ampio Pharmaceuticals, Inc.*(a)	12,668	95,390
ANI Pharmaceuticals, Inc.*	2,144	134,107
Aratana Therapeutics, Inc.*	9,057	145,003
BioDelivery Sciences International, Inc.*(a)	13,132	137,886
Bio-Path Holdings, Inc.*(a)	22,900	41,220
Catalent, Inc.*	15,306	476,782
Cempra, Inc.*	9,345	320,627
Corcept Therapeutics, Inc.*(a)	16,690	93,464
Depomed, Inc.*	18,139	406,495
Dermira, Inc.*	2,261	34,706
Egalet Corp.*(a)	1,196	15,464
Endocyte, Inc.*(a)	11,703	73,261
Flex Pharma, Inc.*	1,347	26,401
Horizon Pharma PLC*	20,304	527,295
IGI Laboratories, Inc.*(a)	10,023	81,788
Impax Laboratories, Inc.*	21,818	1,022,610
Intersect ENT, Inc.*	1,872	48,354
Intra-Cellular Therapies, Inc.*(a)	5,983	142,874
Lannett Co., Inc.*(a)	8,062	545,878
Medicines Co. (The)*	20,355	570,347
Nektar Therapeutics*(a)	39,647	436,117
Omeros Corp.*	11,579	255,085
Pacira Pharmaceuticals, Inc.*	11,097	985,969
Pain Therapeutics, Inc.*	11,783	22,270
Pernix Therapeutics Holdings, Inc.*(a)	10,343	110,567
Phibro Animal Health Corp., Class A	4,620	163,594
POZEN, Inc.*	8,667	66,909
Prestige Brands Holdings, Inc.*	16,229	696,062
Relypsa, Inc.*(a)	6,337	228,576
Repros Therapeutics, Inc.*	7,431	63,832
Revance Therapeutics, Inc.*(a)	2,780	57,629
Sagent Pharmaceuticals, Inc.*	6,903	160,495
SciClone Pharmaceuticals, Inc.*	16,412	145,410
Sucampo Pharmaceuticals, Inc., Class A*	5,585	86,903
Supernus Pharmaceuticals, Inc.*	9,111	110,152
Tetraphase Pharmaceuticals, Inc.*	9,530	349,179
TherapeuticsMD, Inc.*	36,110	218,466
Theravance Biopharma, Inc.*	7,340	127,349
Theravance, Inc.(a)	25,735	404,554
VIVUS, Inc.*(a)	28,905	71,106
XenoPort, Inc.*	17,633	125,547
Zogenix, Inc.*(a)	38,827	53,193
ZS Pharma, Inc.*(a)	2,155	90,682

		11,127,965

Professional Services 1.4%
Acacia Research Corp.(a)	15,809	169,156
Advisory Board Co. (The)*	13,033	694,398
Barrett Business Services, Inc.	2,293	98,232
CBIZ, Inc.*	12,998	121,271
CDI Corp.	4,410	61,961
Corporate Executive Board Co. (The)	10,555	842,922
CRA International, Inc.*	2,980	92,738
Exponent, Inc.	4,136	367,690
Franklin Covey Co.*	3,511	67,622
FTI Consulting, Inc.*	12,860	481,736
GP Strategies Corp.*	4,083	151,071
Heidrick & Struggles International, Inc.	5,718	140,548
Hill International, Inc.*	9,938	35,677
Huron Consulting Group, Inc.*	7,410	490,172
ICF International, Inc.*	6,295	257,151
Insperity, Inc.	7,076	370,004
Kelly Services, Inc., Class A	8,599	149,967
Kforce, Inc.	7,730	172,456
Korn/Ferry International	15,556	511,326
Mistras Group, Inc.*	5,239	100,903
Navigant Consulting, Inc.*	15,613	202,345
On Assignment, Inc.*	15,901	610,121
Paylocity Holding Corp.*	2,626	75,209
Pendrell Corp.*	52,016	67,621
Resources Connection, Inc.	12,308	215,390
RPX Corp.*	16,834	242,241
TriNet Group, Inc.*	5,001	176,185
TrueBlue, Inc.*	12,935	314,967
VSE Corp.	1,339	109,637
WageWorks, Inc.*	10,978	585,457

		7,976,174

Real Estate Investment Trusts (REITs) 8.8%
Acadia Realty Trust	21,309	743,258
AG Mortgage Investment Trust, Inc.	8,893	167,544
Agree Realty Corp.	5,520	181,994
Alexander’s, Inc.	665	303,626
Altisource Residential Corp.	17,937	374,166
American Assets Trust, Inc.	10,220	442,322
American Capital Mortgage Investment Corp.	16,113	289,389
American Residential Properties, Inc.*	10,223	183,912
Anworth Mortgage Asset Corp.	32,618	166,026
Apollo Commercial Real Estate Finance, Inc.	17,635	302,969
Apollo Residential Mortgage, Inc.	10,116	161,350
Ares Commercial Real Estate Corp.	8,885	98,179
Armada Hoffler Properties, Inc.	7,899	84,203
ARMOUR Residential REIT, Inc.	111,606	353,791
Ashford Hospitality Prime, Inc.	7,723	129,515
Ashford Hospitality Trust, Inc.	24,614	236,787
Associated Estates Realty Corp.	18,073	446,042

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Aviv REIT, Inc.	6,221	$227,066
Campus Crest Communities, Inc.	19,878	142,326
Capstead Mortgage Corp.	30,063	353,841
CareTrust REIT, Inc.	8,638	117,131
CatchMark Timber Trust, Inc., Class A	6,116	71,680
Cedar Realty Trust, Inc.	26,102	195,504
Chambers Street Properties	74,035	583,396
Chatham Lodging Trust	11,997	352,832
Chesapeake Lodging Trust	17,236	583,094
Colony Financial, Inc., Class A	33,626	871,586
CorEnergy Infrastructure Trust, Inc.	14,676	101,705
CoreSite Realty Corp.	6,630	322,748
Cousins Properties, Inc.	68,933	730,690
CubeSmart	50,623	1,222,545
CyrusOne, Inc.	10,347	321,999
CYS Investments, Inc.	50,822	452,824
DCT Industrial Trust, Inc.	25,760	892,842
DiamondRock Hospitality Co.	61,370	867,158
DuPont Fabros Technology, Inc.	19,968	652,554
Dynex Capital, Inc.	17,008	144,058
Easterly Government Properties, Inc.*	3,458	55,501
EastGroup Properties, Inc.	9,706	583,719
Education Realty Trust, Inc.	12,210	431,990
Empire State Realty Trust, Inc., Class A	28,855	542,763
EPR Properties	17,894	1,074,177
Equity One, Inc.	20,428	545,223
Excel Trust, Inc.	19,137	268,301
FelCor Lodging Trust, Inc.	38,717	444,858
First Industrial Realty Trust, Inc.	34,472	738,735
First Potomac Realty Trust	18,440	219,252
Franklin Street Properties Corp.	28,018	359,191
GEO Group, Inc. (The)	22,579	987,605
Getty Realty Corp.	8,202	149,276
Gladstone Commercial Corp.	5,764	107,268
Government Properties Income Trust	20,956	478,845
Gramercy Property Trust, Inc.	14,583	409,338
Great Ajax Corp.*	343	4,984
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,164	149,238
Hatteras Financial Corp.	30,256	549,449
Healthcare Realty Trust, Inc.	30,029	834,206
Hersha Hospitality Trust	62,707	405,714
Highwoods Properties, Inc.	28,210	1,291,454
Hudson Pacific Properties, Inc.	20,556	682,254
InfraREIT, Inc.	6,856	196,013
Inland Real Estate Corp.	27,601	295,055
Invesco Mortgage Capital, Inc.	38,554	598,744
Investors Real Estate Trust	35,142	263,565
iStar Financial, Inc.*	26,305	341,965
Kite Realty Group Trust	10,272	289,362
LaSalle Hotel Properties	34,821	1,353,144
Lexington Realty Trust	64,425	633,298
LTC Properties, Inc.	10,971	504,666
Mack-Cali Realty Corp.	27,875	537,430
Medical Properties Trust, Inc.	65,038	958,660
Monmouth Real Estate Investment Corp.	17,298	192,181
National Health Investors, Inc.	11,741	833,728
New Residential Investment Corp.	44,165	663,800
New York Mortgage Trust, Inc.	33,264	258,129
New York REIT, Inc.	50,673	531,053
One Liberty Properties, Inc.	3,909	95,458
Owens Realty Mortgage, Inc.	3,393	50,827
Parkway Properties, Inc.	24,615	427,070
Pebblebrook Hotel Trust	22,336	1,040,188
Pennsylvania Real Estate Investment Trust	21,512	499,724
PennyMac Mortgage Investment Trust	20,532	437,126
Physicians Realty Trust	22,049	388,283
Potlatch Corp.	12,781	511,751
PS Business Parks, Inc.	6,086	505,381
QTS Realty Trust, Inc., Class A	4,432	161,369
RAIT Financial Trust	25,641	175,897
Ramco-Gershenson Properties Trust	24,175	449,655
Redwood Trust, Inc.	25,897	462,779
Resource Capital Corp.	41,134	186,748
Retail Opportunity Investments Corp.	28,228	516,572
Rexford Industrial Realty, Inc.	17,968	284,074
RLJ Lodging Trust	40,965	1,282,614
Rouse Properties, Inc.	11,704	221,908
Ryman Hospitality Properties, Inc.	13,580	827,158
Sabra Health Care REIT, Inc.	18,538	614,535
Saul Centers, Inc.	3,049	174,403
Select Income REIT	11,640	290,884
Silver Bay Realty Trust Corp.	10,689	172,734
Sovran Self Storage, Inc.	11,159	1,048,276
STAG Industrial, Inc.	17,739	417,221
Starwood Waypoint Residential Trust	12,223	315,965
STORE Capital Corp.	9,954	232,426
Strategic Hotels & Resorts, Inc.*	83,682	1,040,167
Summit Hotel Properties, Inc.	26,763	376,555
Sun Communities, Inc.	14,995	1,000,466
Sunstone Hotel Investors, Inc.	63,955	1,066,130
Terreno Realty Corp.	13,424	306,067
Trade Street Residential, Inc.	5,636	40,354
UMH Properties, Inc.	6,202	62,454
Universal Health Realty Income Trust	3,599	202,444
Urstadt Biddle Properties, Inc., Class A	7,698	177,516
Washington Real Estate Investment Trust	20,929	578,268

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Western Asset Mortgage Capital Corp.	13,279	$200,247
Whitestone REIT	6,941	110,223

		50,588,703

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	15,244	658,236
Altisource Asset Management Corp.*	456	84,419
Altisource Portfolio Solutions SA*(a)	4,167	53,629
AV Homes, Inc.*	3,642	58,126
Consolidated-Tomoka Land Co.	1,349	80,481
Forestar Group, Inc.*	11,081	174,748
FRP Holdings, Inc.*(a)	2,098	76,367
Kennedy-Wilson Holdings, Inc.	22,477	587,549
Marcus & Millichap, Inc.*	2,502	93,775
RE/MAX Holdings, Inc., Class A	3,411	113,279
St. Joe Co. (The)*	11,499	213,422
Tejon Ranch Co.*	4,181	110,588

		2,304,619

Road & Rail 0.7%
ArcBest Corp.	8,108	307,212
Celadon Group, Inc.	6,623	180,278
Heartland Express, Inc.	16,982	403,492
Knight Transportation, Inc.	18,548	598,173
Marten Transport Ltd.	7,478	173,490
PAM Transportation Services, Inc.*	900	51,543
Patriot Transportation Holding, Inc.*	699	17,454
Quality Distribution, Inc.*	8,646	89,313
Roadrunner Transportation Systems, Inc.*	8,754	221,214
Saia, Inc.*	7,704	341,287
Swift Transportation Co.*	26,428	687,656
Universal Truckload Services, Inc.	2,056	51,770
USA Truck, Inc.*	1,969	54,522
Werner Enterprises, Inc.	13,741	431,605
YRC Worldwide, Inc.*	9,799	175,990

		3,784,999

Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc.*	12,839	329,449
Alpha & Omega Semiconductor Ltd.*	6,811	60,686
Ambarella, Inc.*	8,949	677,529
Amkor Technology, Inc.*	26,801	236,787
Applied Micro Circuits Corp.*(a)	23,895	121,864
Audience, Inc.*(a)	4,434	20,130
Axcelis Technologies, Inc.*	34,584	82,310
Brooks Automation, Inc.	20,817	242,102
Cabot Microelectronics Corp.*(a)	7,537	376,624
Cascade Microtech, Inc.*	3,976	53,994
Cavium, Inc.*	16,411	1,162,227
CEVA, Inc.*	6,628	141,309
Cirrus Logic, Inc.*	19,272	640,987
Cohu, Inc.	7,984	87,345
Cypress Semiconductor Corp.*	95,017	1,340,687
Diodes, Inc.*	11,372	324,784
DSP Group, Inc.*	6,795	81,404
Entegris, Inc.*	43,480	595,241
Entropic Communications, Inc.*	27,845	82,421
Exar Corp.*	12,495	125,575
Fairchild Semiconductor International, Inc.*	36,070	655,753
FormFactor, Inc.*	17,414	154,462
Inphi Corp.*	9,865	175,893
Integrated Device Technology, Inc.*	41,429	829,409
Integrated Silicon Solution, Inc.	9,532	170,527
Intersil Corp., Class A	40,213	575,850
IXYS Corp.	7,616	93,829
Kopin Corp.*(a)	19,761	69,559
Lattice Semiconductor Corp.*	36,885	233,851
M/A-COM Technology Solutions Holdings, Inc.*	4,107	153,027
MaxLinear, Inc., Class A*	8,477	68,918
Micrel, Inc.	13,941	210,230
Microsemi Corp.*	29,389	1,040,371
MKS Instruments, Inc.	16,700	564,627
Monolithic Power Systems, Inc.	11,926	627,904
Nanometrics, Inc.*	7,505	126,234
NVE Corp.	1,536	105,861
OmniVision Technologies, Inc.*	17,550	462,793
PDF Solutions, Inc.*	9,638	172,713
Pericom Semiconductor Corp.	6,935	107,284
Photronics, Inc.*	20,502	174,267
PMC-Sierra, Inc.*	54,087	501,927
Power Integrations, Inc.	9,508	495,177
Qorvo, Inc.*	44,638	3,557,649
QuickLogic Corp.*(a)	17,193	33,182
Rambus, Inc.*	35,487	446,249
Rubicon Technology, Inc.*(a)	8,156	32,135
Rudolph Technologies, Inc.*	10,434	114,983
Semtech Corp.*	20,995	559,412
Silicon Laboratories, Inc.*	13,376	679,100
Synaptics, Inc.*(a)	11,172	908,339
Tessera Technologies, Inc.	16,502	664,701
Ultra Clean Holdings, Inc.*	9,482	67,796
Ultratech, Inc.*	8,882	154,014
Veeco Instruments, Inc.*	12,513	382,272
Vitesse Semiconductor Corp.*	17,014	90,344

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Xcerra Corp.*	16,817	$149,503

		22,393,600

Software 4.5%
A10 Networks, Inc.*	4,002	17,329
ACI Worldwide, Inc.*	35,272	763,992
Advent Software, Inc.	16,097	710,039
American Software, Inc., Class A	7,785	79,563
Aspen Technology, Inc.*	28,589	1,100,391
AVG Technologies NV*	10,926	236,548
Barracuda Networks, Inc.*	2,452	94,328
Blackbaud, Inc.	14,312	678,103
Bottomline Technologies de, Inc.*	12,271	335,857
BroadSoft, Inc.*	8,935	298,965
Callidus Software, Inc.*	16,218	205,644
CommVault Systems, Inc.*	14,622	638,981
Comverse, Inc.*	7,147	140,796
Covisint Corp.*	12,426	25,225
Cyan, Inc.*	8,573	34,206
Digimarc Corp.(a)	2,247	49,322
Ebix, Inc.(a)	8,650	262,787
Ellie Mae, Inc.*	8,792	486,286
EnerNOC, Inc.*	8,529	97,231
Epiq Systems, Inc.	9,757	174,943
ePlus, Inc.*	1,640	142,565
Fair Isaac Corp.	10,043	891,015
Fleetmatics Group PLC*	11,677	523,713
Gigamon, Inc.*	7,678	163,081
Globant SA*	2,154	45,363
Glu Mobile, Inc.*	28,285	141,708
Guidance Software, Inc.*(a)	5,597	30,280
Guidewire Software, Inc.*	21,101	1,110,124
HubSpot, Inc.*(a)	1,836	73,256
Imperva, Inc.*	7,878	336,391
Infoblox, Inc.*	17,458	416,722
Interactive Intelligence Group, Inc.*	5,251	216,236
Jive Software, Inc.*	13,416	68,824
Kofax Ltd.*(a)	22,533	246,736
Manhattan Associates, Inc.*	23,566	1,192,675
Mavenir Systems, Inc.*	3,664	64,999
Mentor Graphics Corp.	30,007	721,068
MicroStrategy, Inc., Class A*	2,837	479,992
MobileIron, Inc.*(a)	3,932	36,410
Model N, Inc.*	6,133	73,351
Monotype Imaging Holdings, Inc.	12,328	402,386
NetScout Systems, Inc.*(a)	11,395	499,671
Park City Group, Inc.*(a)	2,996	41,285
Paycom Software, Inc.*	2,078	66,621
Pegasystems, Inc.	11,054	240,424
Progress Software Corp.*	16,049	436,051
Proofpoint, Inc.*	12,076	715,141
PROS Holdings, Inc.*	7,404	182,953
QAD, Inc., Class A	2,140	51,788
Qlik Technologies, Inc.*	27,803	865,507
Qualys, Inc.*	6,271	291,476
Rally Software Development Corp.*	7,890	123,794
RealPage, Inc.*	16,164	325,543
Rosetta Stone, Inc.*	6,657	50,660
Rubicon Project, Inc. (The)*	2,525	45,248
Sapiens International Corp. NV*	7,599	62,312
Seachange International, Inc.*	10,343	81,193
Silver Spring Networks, Inc.*(a)	11,116	99,377
SS&C Technologies Holdings, Inc.	21,201	1,320,822
Synchronoss Technologies, Inc.*	11,035	523,721
Take-Two Interactive Software, Inc.*	25,913	659,615
Tangoe, Inc.*	12,262	169,216
TeleCommunication Systems, Inc., Class A*	14,758	56,523
Telenav, Inc.*	8,403	66,552
TiVo, Inc.*	29,298	310,852
TubeMogul, Inc.*	1,159	16,017
Tyler Technologies, Inc.*	10,282	1,239,289
Ultimate Software Group, Inc. (The)*	8,824	1,499,683
Varonis Systems, Inc.*	1,658	42,544
VASCO Data Security International, Inc.*(a)	9,200	198,168
Verint Systems, Inc.*	18,610	1,152,517
VirnetX Holding Corp.*(a)	13,765	83,829
Vringo, Inc.*(a)	22,410	14,575
Workiva, Inc.*	1,669	24,034
Yodlee, Inc.*	2,100	28,266
Zendesk, Inc.*	3,885	88,151
Zix Corp.*	18,989	74,627

		25,555,476

Specialty Retail 3.2%
Aeropostale, Inc.*(a)	24,707	85,733
American Eagle Outfitters, Inc.	60,246	1,029,002
America’s Car-Mart, Inc.*	2,459	133,401
Ann, Inc.*	14,654	601,254
Asbury Automotive Group, Inc.*	8,535	709,258
Barnes & Noble, Inc.*	12,816	304,380
bebe stores, Inc.(a)	9,713	35,258
Big 5 Sporting Goods Corp.	5,837	77,457
Boot Barn Holdings, Inc.*(a)	1,921	45,950
Brown Shoe Co., Inc.	13,648	447,654
Buckle, Inc. (The)(a)	8,804	449,796
Build-A-Bear Workshop, Inc.*(a)	3,865	75,947
Cato Corp. (The), Class A	8,537	338,065
Children’s Place, Inc. (The)	6,882	441,756
Christopher & Banks Corp.*	11,515	64,023

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
Citi Trends, Inc.*	4,888	$131,976
Conn’s, Inc.*(a)	8,713	263,830
Container Store Group, Inc. (The)*(a)	5,492	104,623
Destination Maternity Corp.	4,400	66,264
Destination XL Group, Inc.*	10,891	53,802
Express, Inc.*	26,349	435,549
Finish Line, Inc. (The), Class A	15,043	368,854
Five Below, Inc.*	16,977	603,872
Francesca’s Holdings Corp.*	13,328	237,238
Genesco, Inc.*	7,491	533,584
Group 1 Automotive, Inc.	7,455	643,590
Guess?, Inc.	19,200	356,928
Haverty Furniture Cos., Inc.(a)	6,346	157,888
hhgregg, Inc.*(a)	3,939	24,146
Hibbett Sports, Inc.*	8,105	397,631
Kirkland’s, Inc.*	4,549	108,039
Lithia Motors, Inc., Class A	7,079	703,723
Lumber Liquidators Holdings, Inc.*(a)	8,602	264,770
MarineMax, Inc.*	7,743	205,267
Mattress Firm Holding Corp.*(a)	4,681	325,985
Men’s Wearhouse, Inc. (The)	14,803	772,717
Monro Muffler Brake, Inc.	9,698	630,855
New York & Co., Inc.*	9,589	23,972
Office Depot, Inc.*	166,042	1,527,586
Outerwall, Inc.(a)	5,938	392,621
Pacific Sunwear of California, Inc.*(a)	15,072	41,599
Pep Boys-Manny, Moe & Jack (The)*	16,901	162,588
Pier 1 Imports, Inc.	29,666	414,731
Rent-A-Center, Inc.	16,538	453,803
Restoration Hardware Holdings, Inc.*(a)	9,694	961,548
Sears Hometown and Outlet Stores, Inc.*(a)	3,669	28,325
Select Comfort Corp.*	16,808	579,372
Shoe Carnival, Inc.	4,327	127,387
Sonic Automotive, Inc., Class A	12,440	309,756
Sportsman’s Warehouse Holdings, Inc.*(a)	3,250	25,967
Stage Stores, Inc.	9,938	227,779
Stein Mart, Inc.	8,706	108,390
Systemax, Inc.*	3,511	42,904
Tile Shop Holdings, Inc.*(a)	8,674	105,042
Tilly’s, Inc., Class A*	3,464	54,212
Vitamin Shoppe, Inc.*	9,649	397,442
West Marine, Inc.*	5,607	51,977
Winmark Corp.	726	63,576
Zumiez, Inc.*	6,469	260,377

		18,591,019

Technology Hardware, Storage & Peripherals 0.4%
Cray, Inc.*	12,697	356,532
Dot Hill Systems Corp.*	19,112	101,294
Eastman Kodak Co.*(a)	5,678	107,825
Electronics For Imaging, Inc.*	14,566	608,131
Immersion Corp.*	9,083	83,382
Intevac, Inc.*	7,388	45,362
Nimble Storage, Inc.*(a)	2,999	66,908
QLogic Corp.*	27,205	401,002
Quantum Corp.*	67,930	108,688
Silicon Graphics International Corp.*(a)	10,470	90,984
Super Micro Computer, Inc.*	10,778	357,937
Violin Memory, Inc.*(a)	24,281	91,539

		2,419,584

Textiles, Apparel & Luxury Goods 1.1%
Columbia Sportswear Co.	8,444	514,240
Crocs, Inc.*	23,692	279,802
Culp, Inc.(a)	2,744	73,402
G-III Apparel Group Ltd.*	5,943	669,479
Iconix Brand Group, Inc.*	15,053	506,834
Movado Group, Inc.	5,821	166,015
Oxford Industries, Inc.	4,542	342,694
Perry Ellis International, Inc.*	3,846	89,073
Quiksilver, Inc.*(a)	41,090	76,016
Sequential Brands Group, Inc.*	5,200	55,640
Skechers U.S.A., Inc., Class A*	12,172	875,289
Steven Madden Ltd.*	18,005	684,190
Tumi Holdings, Inc.*(a)	15,801	386,492
Unifi, Inc.*	4,595	165,834
Vera Bradley, Inc.*	6,929	112,458
Vince Holding Corp.*	3,598	66,743
Wolverine World Wide, Inc.	31,440	1,051,668

		6,115,869

Thrifts & Mortgage Finance 1.7%
Anchor BanCorp Wisconsin, Inc.*(a)	2,082	72,308
Astoria Financial Corp.	27,103	350,984
Bank Mutual Corp.	14,019	102,619
BankFinancial Corp.	5,812	76,370
BBX Capital Corp., Class A*	2,558	47,579
Beneficial Bancorp, Inc.*	10,137	114,447
Berkshire Hills Bancorp, Inc.	7,880	218,276
BofI Holding, Inc.*	4,694	436,730
Brookline Bancorp, Inc.	22,198	223,090
Capitol Federal Financial, Inc.	44,569	557,112
Charter Financial Corp.(a)	5,302	60,973
Clifton Bancorp, Inc.	8,395	118,453
Dime Community Bancshares, Inc.	10,399	167,424
Essent Group Ltd.*	13,953	333,616
EverBank Financial Corp.	28,521	514,234
Federal Agricultural Mortgage Corp., Class C	3,311	93,337
First Defiance Financial Corp.	3,082	101,151
First Financial Northwest, Inc.	4,151	51,265
Flagstar Bancorp, Inc.*	6,427	93,256
Fox Chase Bancorp, Inc.	3,806	64,055
Home Loan Servicing Solutions Ltd.(a)	22,236	367,783
HomeStreet, Inc.*	6,174	113,108
Kearny Financial Corp.*	4,380	59,480
Ladder Capital Corp., Class A*	4,661	86,275
LendingTree, Inc.*	1,987	111,292

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
Meridian Bancorp, Inc.*	6,123	$80,640
Meta Financial Group, Inc.	1,954	77,632
MGIC Investment Corp.*	105,100	1,012,113
NMI Holdings, Inc., Class A*	15,983	119,713
Northfield Bancorp, Inc.	14,384	213,171
Northwest Bancshares, Inc.	29,376	348,106
OceanFirst Financial Corp.	4,312	74,468
Oritani Financial Corp.	14,284	207,832
PennyMac Financial Services, Inc., Class A*	3,934	66,760
Provident Financial Services, Inc.	18,780	350,247
Radian Group, Inc.(a)	59,337	996,268
Stonegate Mortgage Corp.*(a)	4,626	50,053
Territorial Bancorp, Inc.	2,771	65,839
TrustCo Bank Corp. NY	29,840	205,299
United Community Financial Corp.	15,656	85,482
United Financial Bancorp, Inc.	14,976	186,152
Walker & Dunlop, Inc.*	5,146	91,239
Washington Federal, Inc.	31,175	679,771
Waterstone Financial, Inc.	10,899	139,943
WSFS Financial Corp.	2,813	212,747

		9,798,692

Tobacco 0.2%
22nd Century Group, Inc.*(a)	12,952	11,139
Alliance One International, Inc.*(a)	27,929	30,722
Universal Corp.(a)	7,282	343,419
Vector Group Ltd.	23,644	519,458

		904,738

Trading Companies & Distributors 0.8%
Aircastle Ltd.	20,211	453,939
Applied Industrial Technologies, Inc.	12,761	578,584
Beacon Roofing Supply, Inc.*	15,448	483,522
CAI International, Inc.*	5,254	129,091
DXP Enterprises, Inc.*	4,086	180,152
Erickson, Inc.*(a)	1,927	8,325
General Finance Corp.*(a)	3,361	27,123
H&E Equipment Services, Inc.	9,784	244,502
Houston Wire & Cable Co.	5,620	54,683
Kaman Corp.	8,549	362,734
Neff Corp., Class A*	3,546	37,375
Rush Enterprises, Inc., Class A*	10,705	292,889
Stock Building Supply Holdings, Inc.*	4,414	79,717
TAL International Group, Inc.*	10,673	434,711
Textainer Group Holdings Ltd.	6,764	202,852
Titan Machinery, Inc.*	5,558	74,199
Watsco, Inc.	8,029	1,009,245

		4,653,643

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	16,460	252,167

Water Utilities 0.2%
American States Water Co.	11,994	478,441
Artesian Resources Corp., Class A	2,380	50,908
California Water Service Group	14,933	366,008
Connecticut Water Service, Inc.	3,389	123,122
Middlesex Water Co.	4,969	113,095
SJW Corp.	4,946	152,881
York Water Co. (The)	3,980	96,634

		1,381,089

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	7,273	54,838
NTELOS Holdings Corp.	5,431	26,069
RingCentral, Inc., Class A*(a)	8,911	136,606
Shenandoah Telecommunications Co.	7,543	235,040
Spok Holdings, Inc.	6,836	131,046

		583,599

Total Common Stocks (cost $399,496,133)		564,891,019

Right 0.0%†

	Number of Rights	Market Value
Wireless Telecommunication Services 0.0%†
Leap Wireless International, Inc.*(b)	16,402	41,333

Total Right (cost $—)		41,333

Warrant 0.0%†

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16*(a)(b)	5,351	0

Total Warrant (cost $—)		0

Repurchase Agreements 7.3%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $3,914,653, collateralized by U.S. Government Agency Securities, ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45; total market value $3,992,932.(c)	$3,914,639	3,914,639

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.07%, dated 03/25/15, due 04/01/15, repurchase price $10,000,136, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 04/15/16 - 05/15/44; total market value $10,200,004.(c)	$10,000,000	$10,000,000
Citigroup Global Markets, Inc., 0.08%, dated 03/20/15, due 05/05/15, repurchase price $18,001,840, collateralized by U.S. Government Agency Securities, ranging from 0.42% - 31.10%, maturing 12/15/15 - 09/16/52; total market value $18,360,000.(c)	18,000,000	18,000,000
Goldman Sachs & Co., 0.15%, dated 03/31/15, due 04/01/15, repurchase price $10,000,042, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 8.00%, maturing 12/20/22 - 03/20/45; total market value of $10,200,000.(c)	10,000,000	10,000,000

Total Repurchase Agreements (cost $41,914,639)		41,914,639

Total Investments (cost $441,410,772)(d) — 105.8%		606,846,991
Liabilities in excess of other assets — (5.8%)		(33,057,535)

NET ASSETS — 100.0%		$573,789,456

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $42,875,333, which was collateralized by repurchase agreements with a value of $41,914,639 and $2,735,659 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.50%, and maturity dates ranging from 04/02/15 - 08/15/44, a total value of $44,635,898.
(b)	Fair valued security.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $41,914,639.
(d)	At March 31, 2015, the tax basis cost of the Fund’s investments was $450,917,928, tax unrealized appreciation and depreciation were $193,161,377 and $(37,232,314), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
RE	Reinsured
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

At March 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
86	Russell 2000 Mini Future	06/19/15	$10,740,540	$187,660

At March 31, 2015, the Fund had $516,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,345,409	$—	$—	$9,345,409
Air Freight & Logistics	2,897,218	—	—	2,897,218
Airlines	3,220,893	—	—	3,220,893
Auto Components	6,889,836	—	—	6,889,836
Automobiles	182,793	—	—	182,793
Banks	43,295,153	—	—	43,295,153
Beverages	994,104	—	—	994,104
Biotechnology	35,899,167	—	—	35,899,167
Building Products	4,866,378	—	—	4,866,378
Capital Markets	8,643,027	—	—	8,643,027
Chemicals	11,835,561	—	—	11,835,561
Commercial Services & Supplies	12,316,890	—	—	12,316,890
Communications Equipment	8,818,156	—	—	8,818,156
Construction & Engineering	3,986,666	—	—	3,986,666
Construction Materials	613,130	—	—	613,130
Consumer Finance	3,708,608	—	—	3,708,608
Containers & Packaging	2,750,323	—	—	2,750,323
Distributors	1,553,655	—	—	1,553,655

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Consumer Services	$5,170,036	$—	$—	$5,170,036
Diversified Financial Services	1,821,058	—	—	1,821,058
Diversified Telecommunication Services	3,632,420	—	—	3,632,420
Electric Utilities	7,474,882	—	—	7,474,882
Electrical Equipment	5,468,046	—	—	5,468,046
Electronic Equipment, Instruments & Components	15,249,685	—	—	15,249,685
Energy Equipment & Services	5,457,660	—	—	5,457,660
Food & Staples Retailing	5,770,437	—	—	5,770,437
Food Products	8,381,430	—	—	8,381,430
Gas Utilities	6,046,513	—	—	6,046,513
Health Care Equipment & Supplies	20,673,220	—	—	20,673,220
Health Care Providers & Services	15,010,283	—	—	15,010,283
Health Care Technology	2,853,483	—	—	2,853,483
Hotels, Restaurants & Leisure	18,674,365	—	—	18,674,365
Household Durables	6,958,279	—	—	6,958,279
Household Products	1,005,809	—	—	1,005,809
Independent Power and Renewable Electricity Producers	2,785,142	—	—	2,785,142
Industrial Conglomerates	233,490	—	—	233,490
Information Technology Services	13,466,306	—	—	13,466,306
Insurance	13,892,712	—	—	13,892,712
Internet & Catalog Retail	2,793,970	—	—	2,793,970
Internet Software & Services	12,781,518	—	—	12,781,518
Leisure Products	2,877,567	—	—	2,877,567
Life Sciences Tools & Services	3,322,921	21,338	—	3,344,259
Machinery	16,487,793	—	—	16,487,793
Marine	920,465	—	—	920,465
Media	8,230,127	—	—	8,230,127
Metals & Mining	5,649,572	—	—	5,649,572
Multiline Retail	979,320	—	—	979,320
Multi-Utilities	2,126,701	—	—	2,126,701
Oil, Gas & Consumable Fuels	13,227,974	—	—	13,227,974
Paper & Forest Products	4,283,054	—	—	4,283,054
Personal Products	914,540	—	—	914,540
Pharmaceuticals	11,127,965	—	—	11,127,965
Professional Services	7,976,174	—	—	7,976,174
Real Estate Investment Trusts (REITs)	50,588,703	—	—	50,588,703
Real Estate Management & Development	2,304,619	—	—	2,304,619
Road & Rail	3,784,999	—	—	3,784,999
Semiconductors & Semiconductor Equipment	22,393,600	—	—	22,393,600
Software	25,555,476	—	—	25,555,476
Specialty Retail	18,591,019	—	—	18,591,019
Technology Hardware, Storage & Peripherals	2,419,584	—	—	2,419,584
Textiles, Apparel & Luxury Goods	6,115,869	—	—	6,115,869
Thrifts & Mortgage Finance	9,798,692	—	—	9,798,692
Tobacco	904,738	—	—	904,738
Trading Companies & Distributors	4,653,643	—	—	4,653,643
Transportation Infrastructure	252,167	—	—	252,167
Water Utilities	1,381,089	—	—	1,381,089
Wireless Telecommunication Services	583,599	—	—	583,599

Total Common Stocks	$564,869,681	$21,338	$—	$564,891,019

Futures Contracts	187,660	—	—	187,660
Repurchase Agreements	—	41,914,639	—	41,914,639
Right	—	—	41,333	41,333
Warrant	—	—	—	—

Total	$565,057,341	$41,935,977	$41,333	$607,034,651

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

25

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Right	Total
Balance as of 12/31/14	$—	$41,333	$41,333
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—	—
Purchases*	—	—	—
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 03/31/15	$—	$41,333	$41,333

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2015.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$187,660

Total		$187,660

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

27

Statement of Investments

March 31, 2015 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 98.3%

	Shares	Market Value
BRAZIL 0.4%

Aerospace & Defense 0.4%
Embraer SA, ADR	31,860	$979,695

CANADA 1.8%

Energy Equipment & Services 0.2%
Ensign Energy Services, Inc.	31,700	248,534
Trican Well Service Ltd.	83,400	227,176

		475,710

Oil, Gas & Consumable Fuels 1.6%
Suncor Energy, Inc.	65,000	1,899,372
Talisman Energy, Inc.	249,600	1,913,558

		3,812,930

		4,288,640

CHINA 5.7%

Diversified Telecommunication Services 1.4%
China Telecom Corp., Ltd., H Shares	5,460,000	3,490,643

Health Care Providers & Services 0.7%
Sinopharm Group Co., Ltd. H Shares	396,000	1,612,456

Insurance 1.3%
China Life Insurance Co., Ltd., H Shares	702,000	3,085,822

Machinery 1.9%
China CNR Corp., Ltd., H Shares*(a)(b)	1,213,600	1,743,856
CSR Corp., Ltd., H Shares(a)	1,138,400	1,503,643
Weichai Power Co., Ltd., H Shares	366,000	1,411,121

		4,658,620

Oil, Gas & Consumable Fuels 0.4%
China Shenhua Energy Co., Ltd., H Shares	399,000	1,017,729

		13,865,270

FRANCE 9.9%

Auto Components 1.6%
Cie Generale des Etablissements Michelin	40,290	4,006,637

Banks 1.7%
BNP Paribas SA	68,670	4,178,297

Building Products 0.8%
Cie de Saint-Gobain	42,420	1,862,548

Energy Equipment & Services 0.6%
Technip SA	25,370	1,534,576

Insurance 1.7%
AXA SA	161,124	4,055,359

Oil, Gas & Consumable Fuels 1.3%
TOTAL SA	65,340	3,247,856

Pharmaceuticals 2.2%
Sanofi	52,610	5,195,714

		24,080,987

GERMANY 10.6%

Air Freight & Logistics 0.5%
Deutsche Post AG REG	35,430	1,103,818

Airlines 0.4%
Deutsche Lufthansa AG REG	61,910	866,906

Construction Materials 0.9%
HeidelbergCement AG	28,610	2,262,545

Diversified Financial Services 0.7%
Deutsche Boerse AG	19,440	1,586,478

Food & Staples Retailing 1.0%
METRO AG	71,580	2,425,835

Industrial Conglomerates 0.9%
Siemens AG REG	19,160	2,072,234

Insurance 1.1%
Muenchener Rueckversicherungs-Gesellschaft AG REG	13,280	2,853,636

Pharmaceuticals 3.6%
Bayer AG REG	33,587	5,025,149
Merck KGaA	35,900	4,017,850

		9,042,999

Semiconductors & Semiconductor Equipment 0.8%
Infineon Technologies AG	165,240	1,965,849

Software 0.7%
SAP SE	24,650	1,781,637

		25,961,937

HONG KONG 6.2%

Household Durables 0.5%
Haier Electronics Group Co., Ltd.	469,000	1,227,653

Industrial Conglomerates 1.1%
Hutchison Whampoa Ltd.	193,000	2,675,145

Insurance 0.6%
AIA Group Ltd.	232,600	1,460,376

Oil, Gas & Consumable Fuels 0.3%
Kunlun Energy Co., Ltd.	764,000	742,041

Real Estate Management & Development 1.3%
CK Hutchison Holdings Ltd.	91,000	1,859,178
Swire Pacific Ltd., Class A	92,500	1,259,154

		3,118,332

Semiconductors & Semiconductor Equipment 0.8%
GCL-Poly Energy Holdings Ltd.*(c)	7,810,000	2,067,705

Trading Companies & Distributors 0.2%
Noble Group Ltd.	896,000	600,174

Wireless Telecommunication Services 1.4%
China Mobile Ltd.	252,500	3,290,679

		15,182,105

IRELAND 2.2%

Construction Materials 1.6%
CRH PLC	150,817	3,918,547

Pharmaceuticals 0.6%
Perrigo Co. PLC	8,270	1,369,099

		5,287,646

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks 98.3% (continued)

	Shares	Market Value
ISRAEL 1.7%

Pharmaceuticals 1.7%
Teva Pharmaceutical Industries Ltd., ADR	65,447	$4,077,348

ITALY 3.0%

Banks 2.1%
Intesa Sanpaolo SpA	589,116	1,999,461
UniCredit SpA	443,782	3,009,416

		5,008,877

Oil, Gas & Consumable Fuels 0.9%
Eni SpA	133,715	2,314,358

		7,323,235

JAPAN 6.1%

Automobiles 3.3%
Nissan Motor Co., Ltd.	356,100	3,621,734
Toyota Motor Corp.	61,500	4,292,929

		7,914,663

Beverages 1.1%
Suntory Beverage & Food Ltd.	65,400	2,800,371

Industrial Conglomerates 0.6%
Toshiba Corp.	350,000	1,466,522

Technology Hardware, Storage & Peripherals 0.6%
Konica Minolta, Inc.	142,200	1,441,103

Trading Companies & Distributors 0.5%
ITOCHU Corp.	110,600	1,196,900

		14,819,559

NETHERLANDS 8.0%

Air Freight & Logistics 0.8%
TNT Express NV	290,919	1,847,860

Banks 1.9%
ING Groep NV, CVA*	330,546	4,841,831

Chemicals 1.6%
Akzo Nobel NV	51,690	3,908,261

Energy Equipment & Services 0.6%
SBM Offshore NV*	109,405	1,359,817

Industrial Conglomerates 0.5%
Koninklijke Philips NV	41,430	1,175,368

Insurance 0.7%
NN Group NV*	62,410	1,769,309

Life Sciences Tools & Services 0.6%
QIAGEN NV*	58,490	1,467,772

Oil, Gas & Consumable Fuels 1.3%
Royal Dutch Shell PLC, Class B, ADR	51,046	3,200,584

		19,570,802

NORWAY 2.0%

Diversified Telecommunication Services 1.4%
Telenor ASA	165,530	3,340,460

Oil, Gas & Consumable Fuels 0.6%
Statoil ASA	89,330	1,579,480

		4,919,940

RUSSIA 0.7%

Metals & Mining 0.5%
MMC Norilsk Nickel OJSC, ADR	72,673	1,289,946

Wireless Telecommunication Services 0.2%
Mobile TeleSystems OJSC, ADR	49,610	501,061

		1,791,007

SINGAPORE 3.1%

Banks 1.8%
DBS Group Holdings Ltd.	212,361	3,148,858
United Overseas Bank Ltd.	74,000	1,240,400

		4,389,258

Diversified Telecommunication Services 1.3%
Singapore Telecommunications Ltd.	1,027,000	3,277,197

		7,666,455

SOUTH KOREA 6.4%

Auto Components 0.9%
Hyundai Mobis Co., Ltd.	10,436	2,311,632

Automobiles 0.5%
Hyundai Motor Co.	7,442	1,127,029

Banks 1.3%
Hana Financial Group, Inc.	36,003	931,308
KB Financial Group, Inc., ADR	61,326	2,154,996

		3,086,304

Household Durables 0.6%
LG Electronics, Inc.	28,400	1,505,304

Metals & Mining 0.7%
POSCO	7,727	1,688,875

Technology Hardware, Storage & Peripherals 2.4%
Samsung Electronics Co., Ltd., GDR(b)	9,100	5,852,752

		15,571,896

SPAIN 1.8%

Banks 0.2%
Banco Santander SA	66,332	497,249

Diversified Telecommunication Services 1.1%
Telefonica SA	173,118	2,463,385

Oil, Gas & Consumable Fuels 0.5%
Repsol SA	71,274	1,326,790

		4,287,424

SWEDEN 1.1%

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	64,110	804,897

Health Care Equipment & Supplies 0.8%
Getinge AB, Class B(c)	74,462	1,839,867

		2,644,764

SWITZERLAND 6.7%

Capital Markets 1.4%
Credit Suisse Group AG REG*	123,746	3,329,256

Insurance 1.8%
Swiss Re AG	44,860	4,327,104

Pharmaceuticals 3.5%
Novartis AG REG	34,170	3,372,596
Roche Holding AG	19,590	5,383,177

		8,755,773

		16,412,133

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks 98.3% (continued)

	Shares	Market Value
TAIWAN 0.8%

Semiconductors & Semiconductor Equipment 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	393,214	$1,827,486

THAILAND 0.7%

Banks 0.7%
Bangkok Bank PCL, NVDR	303,700	1,720,719

UNITED KINGDOM 19.4%

Aerospace & Defense 1.5%
BAE Systems PLC	458,150	3,550,462

Airlines 1.0%
International Consolidated Airlines Group SA*	282,170	2,515,042

Banks 4.1%
Barclays PLC	648,320	2,340,129
HSBC Holdings PLC	331,600	2,837,759
Lloyds Banking Group PLC*	2,771,400	3,212,433
Standard Chartered PLC	116,690	1,889,994

		10,280,315

Commercial Services & Supplies 0.2%
Serco Group PLC	223,768	454,156

Construction & Engineering 0.5%
Carillion PLC	268,850	1,301,082

Containers & Packaging 0.9%
Rexam PLC	242,884	2,081,599

Energy Equipment & Services 1.0%
Petrofac Ltd.	174,010	2,449,740

Food & Staples Retailing 1.0%
Tesco PLC	673,180	2,402,954

Insurance 1.2%
Aviva PLC	353,630	2,830,060

Media 0.6%
Sky PLC	106,630	1,568,739

Multiline Retail 1.2%
Marks & Spencer Group PLC	367,700	2,908,091

Oil, Gas & Consumable Fuels 1.8%
BG Group PLC	113,950	1,398,592
BP PLC	459,838	2,980,746

		4,379,338

Pharmaceuticals 1.8%
GlaxoSmithKline PLC	193,520	4,454,819

Specialty Retail 1.5%
Kingfisher PLC	640,170	3,611,886

Wireless Telecommunication Services 1.1%
Vodafone Group PLC	799,170	2,615,144

		47,403,427

Total Common Stocks (cost $196,008,366)		239,682,475

Rights 0.1%

	Number of Rights	Market Value
SPAIN 0.0%†

Diversified Telecommunication Services 0.0%†
Telefonica SA, expiring 04/12/15*	173,118	27,922

UNITED KINGDOM 0.1%

Commercial Services & Supplies 0.1%
Serco Group PLC, expiring 04/16/15*	223,768	136,094

Total Rights (cost $292,746)		164,016

Repurchase Agreements 1.8%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.13%, dated 03/31/15, due 04/01/15, repurchase price $1,272,505, collateralized by U.S. Government Agency Securities, ranging from 0.44% - 6.00%, maturing 12/25/17 - 03/01/45; total market value $1,297,951.(d)	$1,272,501	$1,272,501
BNP Paribas Securities Corp., 0.07%, dated 03/25/15, due 04/01/15, repurchase price $1,000,014, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 2.50%, maturing 04/15/16 - 05/15/44; total market value $1,020,000.(d)	1,000,000	1,000,000
Goldman Sachs & Co., 0.15%, dated 03/31/15, due 04/01/15, repurchase price $2,000,008, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 8.00%, maturing 12/20/22 - 03/20/45; total market value $2,040,000.(d)	2,000,000	2,000,000

Total Repurchase Agreements (cost $4,272,501)		4,272,501

Total Investments (cost $200,573,613)(e) — 100.2%		244,118,992
Liabilities in excess of other assets — (0.2)%		(489,044)

NET ASSETS — 100.0%		$243,629,948

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Templeton NVIT International Value Fund (Continued)

(a)	Fair valued security.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2015 was $7,596,608 which represents 3.12% of net assets.
(c)	The security or a portion of this security is on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $3,889,644.
(d)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2015 was $4,272,501.
(e)	At March 31, 2015, the tax basis cost of the Fund’s investments was $200,642,597, tax unrealized appreciation and depreciation were $58,989,889 and $(15,513, 494), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
ASA	Stock Corporation
CVA	Dutch Certificate
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Templeton NVIT International Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$979,695	$3,550,462	$—	$4,530,157
Air Freight & Logistics	—	2,951,678	—	2,951,678
Airlines	—	3,381,948	—	3,381,948
Auto Components	—	6,318,269	—	6,318,269
Automobiles	—	9,041,692	—	9,041,692
Banks	2,154,996	31,847,854	—	34,002,850
Beverages	—	2,800,371	—	2,800,371
Building Products	—	1,862,548	—	1,862,548
Capital Markets	—	3,329,256	—	3,329,256
Chemicals	—	3,908,261	—	3,908,261
Commercial Services & Supplies	—	454,156	—	454,156
Communications Equipment	—	804,897	—	804,897
Construction & Engineering	—	1,301,082	—	1,301,082
Construction Materials	—	6,181,092	—	6,181,092
Containers & Packaging	—	2,081,599	—	2,081,599
Diversified Financial Services	—	1,586,478	—	1,586,478
Diversified Telecommunication Services	—	12,571,685	—	12,571,685
Energy Equipment & Services	475,710	5,344,133	—	5,819,843
Food & Staples Retailing	—	4,828,789	—	4,828,789
Health Care Equipment & Supplies	—	1,839,867	—	1,839,867

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

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Statement of Investments (Continued)

March 31, 2015 (Unaudited)

Templeton NVIT International Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Providers & Services	—	1,612,456	—	1,612,456
Household Durables	—	2,732,957	—	2,732,957
Industrial Conglomerates	—	7,389,269	—	7,389,269
Insurance	—	20,381,666	—	20,381,666
Life Sciences Tools & Services	—	1,467,772	—	1,467,772
Machinery	—	4,658,620	—	4,658,620
Media	—	1,568,739	—	1,568,739
Metals & Mining	1,289,946	1,688,875	—	2,978,821
Multiline Retail	—	2,908,091	—	2,908,091
Oil, Gas & Consumable Fuels	7,013,514	14,607,592	—	21,621,106
Pharmaceuticals	5,446,447	27,449,305	—	32,895,752
Real Estate Management & Development	—	3,118,332	—	3,118,332
Semiconductors & Semiconductor Equipment	—	5,861,040	—	5,861,040
Software	—	1,781,637	—	1,781,637
Specialty Retail	—	3,611,886	—	3,611,886
Technology Hardware, Storage & Peripherals	—	7,293,855	—	7,293,855
Trading Companies & Distributors	—	1,797,074	—	1,797,074
Wireless Telecommunication Services	501,061	5,905,823	—	6,406,884

Total Common Stocks	$17,861,369	$221,821,106	$—	$239,682,475

Repurchase Agreements	—	4,272,501	—	4,272,501
Rights	164,016	—	—	164,016

Total	$18,025,385	$226,093,607	$—	$244,118,992

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2015, there were three transfers of common stock investments from Level 1 to Level 2 with a market value of $3,833,356. As of March 31, 2015, the market value of these common stock investments was $3,701,655.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

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Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	May 21, 2015

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	May 21, 2015

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